UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-4415

COLLEGE RETIREMENT EQUITIES FUND
(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue,
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2006 – September 30, 2006

Item 1. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2006

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

BONDS - 0.00%**

CORPORATE BONDS - 0.00%**

COMMUNICATIONS - 0.00%**
$ 9,949,900	b,n,v*	Exodus Communications, Inc	5.250%	02/15/08	$-	^
		TOTAL COMMUNICATIONS			-	^

		TOTAL CORPORATE BONDS			-	^
		(Cost $9,950)

GOVERNMENT BONDS - 0.00%**

U.S. TREASURY SECURITIES - 0.00%**
325,000		United States Treasury Bond	5.000	02/15/11	331
		TOTAL U.S. TREASURY SECURITIES			331
		(Cost $320)

		TOTAL GOVERNMENT BONDS			331
		(Cost $320)

		TOTAL BONDS			331
		(Cost $10,270)

SHARES

MUTUAL FUNDS - 0.00%**
1,598,400	a,v	First NIS Regional Fund SICAV			2,158

		TOTAL MUTUAL FUNDS			2,158
		(Cost $2,797)

PREFERRED STOCKS - 0.01%

COMMUNICATIONS - 0.00%**
190,544		ProSiebenSat.1 Media AG.			5,279
		TOTAL COMMUNICATIONS			5,279

INSURANCE CARRIERS - 0.00%**
24,827		Great-West Lifeco, Inc (Series E)			610
2,692		Great-West Lifeco, Inc (Series F)			66
		TOTAL INSURANCE CARRIERS			676

TRANSPORTATION EQUIPMENT - 0.01%
6,261		Porsche AG.			6,485
		TOTAL TRANSPORTATION EQUIPMENT			6,485

		TOTAL PREFERRED STOCKS			12,440
		(Cost $10,708)

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
COMMON STOCKS - 99.77%

ADMINISTRATION OF ECONOMIC PROGRAMS - 0.00%**
21,996,094		Centrais Eletricas Brasileiras S.A.	$486
2,691,258		Centrais Eletricas Brasileiras S.A.	56
		TOTAL ADMINISTRATION OF ECONOMIC PROGRAMS	542

AGRICULTURAL PRODUCTION-CROPS - 0.01%
315,998		AWB Ltd	770
241,189	e	Chiquita Brands International, Inc	3,227
3,600		Cresud S.A. (ADR)	49
558,084		Gallaher Group plc	9,133
19,000		PT Gudang Garam Tbk	21
		TOTAL AGRICULTURAL PRODUCTION-CROPS	13,200

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
233,136	e	Pilgrim's Pride Corp	6,376
2,264		Seaboard Corp	2,728
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	9,104

AGRICULTURAL SERVICES - 0.00%**
1,666,000		Chaoda Modern Agriculture	1,020
81,885		Yara International ASA	1,242
		TOTAL AGRICULTURAL SERVICES	2,262

AMUSEMENT AND RECREATION SERVICES - 0.28%
1,352,441		Aristocrat Leisure Ltd	14,212
202,500		Aruze Corp	3,771
330,691	e*	Bally Technologies, Inc	5,820
216,522	e*	Bally Total Fitness Holding Corp	327
703,100		Berjaya Sports Toto Bhd	892
7,171	*	BetandWin.com Interactive Entertainment AG.	189
44,428	v	BETonSPORTS plc	102
87,904	*	Century Casinos, Inc	874
76,000		China Travel International Inv HK	17
46,925		Churchill Downs, Inc	1,974
169,959	e	Dover Downs Gaming & Entertainment, Inc	2,065
159,686		Dover Motorsports, Inc	865
855,992		Harrah's Entertainment, Inc	56,864
145,797		International Speedway Corp (Class A)	7,267
2,012,195		Ladbrokes plc	14,656
105,919	e*	Lakes Entertainment, Inc	1,023
192,538	*	Leapfrog Enterprises, Inc	1,527
175,403	e*	Life Time Fitness, Inc	8,119
584,664	*	Live Nation, Inc	11,939
16,707		Lottomatica S.p.A.	629
12,665		Luminar plc	135
226,598	*	Magna Entertainment Corp (Class A)	1,063
483,317	e*	Marvel Entertainment, Inc	11,667
18,000		Mizuno Corp	127
133,849	*	MTR Gaming Group, Inc	1,257
227,161	e*	Multimedia Games, Inc	2,063
257,333		Nintendo Co Ltd	53,024
79,999		OPAP S.A.	2,688
31,200		Oriental Land Co Ltd	1,751
20,391		Paddy Power plc	383
727,093		PartyGaming plc	1,457
434,874	*	Penn National Gaming, Inc	15,882
280,354	e*	Pinnacle Entertainment, Inc	7,884
459,937		Publishing & Broadcasting Ltd	6,390
234,735		Rank Group plc	1,032

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
188		Round One Corp	$681
5		Sammy NetWorks Co Ltd	26
297,377		Sega Sammy Holdings, Inc	9,566
443,476	e*	Six Flags, Inc	2,319
477,188		Sky City Entertainment Group Ltd	1,651
9,604	*	Snai S.p.A.	74
87,179		Speedway Motorsports, Inc	3,174
5,072,762		Sportingbet plc	17,500
215,500	*	Sunterra Corp	2,442
856,454		TABCORP Holdings Ltd	9,977
174,100		Tanjong plc	595
17,401	*	Tattersall's Ltd	46
1,300	*	Town Sports International Holdings, Inc	17
72,515	v	UNiTAB Ltd	805
83,100		Valor Co Ltd	1,442
586,077		Warner Music Group Corp	15,209
407,936		Westwood One, Inc	2,888
2,155,535		William Hill plc	25,971
152,481	e*	WMS Industries, Inc	4,454
120,237		World Wrestling Entertainment, Inc	1,975
		TOTAL AMUSEMENT AND RECREATION SERVICES	340,747

APPAREL AND ACCESSORY STORES - 0.77%
886,087		Abercrombie & Fitch Co (Class A)	61,565
1,384,408	*	Aeropostale, Inc	40,466
941,938		American Eagle Outfitters, Inc	41,285
597,430	*	AnnTaylor Stores Corp	25,008
341,800		Aoyama Trading Co Ltd	10,909
129,517		Bebe Stores, Inc	3,209
337,929		Brown Shoe Co, Inc	12,111
53,868		Buckle, Inc	2,044
169,224		Burberry Group plc	1,635
72,391	*	Cache, Inc	1,295
730		Camaieu	172
284,150	e*	Carter's, Inc	7,499
167,656	e*	Casual Male Retail Group, Inc	2,302
182,859	e	Cato Corp (Class A)	4,006
139,193	*	Charlotte Russe Holding, Inc	3,833
710,124	e*	Charming Shoppes, Inc	10,141
2,575,437	e*	Chico's FAS, Inc	55,449
130,244	*	Children's Place Retail Stores, Inc	8,340
230,339	e	Christopher & Banks Corp	6,790
36,613	e*	Citi Trends, Inc	1,264
622,747		Claire's Stores, Inc	18,159
28,528		DEB Shops, Inc	731
405,994	e*	Dress Barn, Inc	8,859
100,469	*	DSW, Inc	3,165
119,031		Edgars Consolidated Stores Ltd	458
32,800		Fast Retailing Co Ltd	3,079
254,435		Finish Line, Inc (Class A)	3,211
646,729		Foot Locker, Inc	16,330
139,359		Foschini Ltd	823
8,065,400	e	Gap, Inc	152,839
927,000		Giordano International Ltd	452
531,668	e*	Hanesbrands, Inc	11,968
831,639		Hennes & Mauritz AB (B Shs)	34,783
278,657	e*	HOT Topic, Inc	3,104
177,888		Inditex S.A.	8,292
182,249	e*	J Crew Group, Inc	5,480
133,206	e*	Jo-Ann Stores, Inc	2,227

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
103,501	e*	JOS A Bank Clothiers, Inc	$3,101
2,390,859	*	Kohl's Corp	155,215
1,507,495		Limited Brands, Inc	39,934
6,957		Lindex AB	105
2,066		Lotte Shopping Co Ltd	731
94,618	e*	New York & Co, Inc	1,238
1,741,569	e	Nordstrom, Inc	73,668
435,292	e*	Pacific Sunwear Of California, Inc	6,564
607,619	*	Payless Shoesource, Inc	15,130
793,570		Ross Stores, Inc	20,165
83,286	*	Shoe Carnival, Inc	2,100
163,213	e	Stage Stores, Inc	4,789
37,367	*	Syms Corp	761
137,755	e	Talbots, Inc	3,754
546,510	e*	The Wet Seal, Inc	3,356
143,984		Truworths International Ltd	431
623,424	e*	Tween Brands, Inc	23,441
230,176	e*	Under Armour, Inc	9,212
506,897	*	Urban Outfitters, Inc	8,967
67,006	*	Wilsons The Leather Experts, Inc	178
25,178		Woolworths Holdings Ltd	44
		TOTAL APPAREL AND ACCESSORY STORES	946,167

APPAREL AND OTHER TEXTILE PRODUCTS - 0.20%
88,000		Asics Corp	1,147
42,327		Benetton Group S.p.A.	728
83,738	e*	Columbia Sportswear Co	4,675
1,600,000	*	Debenhams plc	5,445
1,920		Gerry Weber International AG.	41
155,043	e*	Guess ?, Inc	7,524
1,924,000		Gunze Ltd	10,880
282,547	e*	Gymboree Corp	11,918
160,669	*	Hartmarx Corp	1,088
1,076,629	e	Jones Apparel Group, Inc	34,926
288,684	e	Kellwood Co	8,323
16,000		Li Ning Co Ltd	18
461,711	e	Liz Claiborne, Inc	18,242
220,201	*	Maidenform Brands, Inc	4,250
194,514		Mitsubishi Rayon Co Ltd	1,284
1,483,904		Nisshinbo Industries, Inc	15,665
84,100		Onward Kashiyama Co Ltd	1,209
372,065		Phillips-Van Heusen Corp	15,541
555,077	e	Polo Ralph Lauren Corp	35,908
723,520	*	Quiksilver, Inc	8,791
47,700		Shimamura Co Ltd	4,660
452		Ten Cate NV	11
50,000		Tokyo Style Co Ltd	602
2,071,000		Toyobo Co Ltd	5,453
76,489	e*	True Religion Apparel, Inc	1,615
441,833		VF Corp	32,232
66,000		Wacoal Holdings Corp	831
274,076	e*	Warnaco Group, Inc	5,301
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	238,308

AUTO REPAIR, SERVICES AND PARKING - 0.05%
369,800		Aisin Seiki Co Ltd	10,801
59,357	*	Amerco, Inc	4,401
19,840	e	Bandag, Inc	814
49,175		Bandag, Inc (Class A)	1,709

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
68,595	e	Central Parking Corp	$1,132
149,866	*	Dollar Thrifty Automotive Group, Inc	6,680
717		Haldex AB	14
93,074	*	Midas, Inc	1,925
63,496	e	Monro Muffler, Inc	2,159
16,100		NOK Corp	397
26,100		Park24 Co Ltd	857
303,925	*	PHH Corp	8,328
244,566	e	Ryder System, Inc	12,639
2,579		Sixt AG.	119
2,838		Sixt AG.	97
39,199	e*	Standard Parking Corp	1,230
94,700		Sumitomo Rubber Industries, Inc	1,042
633,000		T RAD Co Ltd	2,754
237,410	*	Wright Express Corp	5,712
		TOTAL AUTO REPAIR, SERVICES AND PARKING	62,810

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
1,340,214		Advance Auto Parts	44,147
48,136	e*	America's Car-Mart, Inc	792
66,609		Asbury Automotive Group, Inc	1,372
1,316,118	*	Autonation, Inc	27,507
424,786	e*	Autozone, Inc	43,880
232,781		Canadian Tire Corp (Class A)	14,614
466,839	*	Carmax, Inc	19,472
326,053	e*	Copart, Inc	9,191
467,394	e*	CSK Auto Corp	6,590
37,619		Jardine Cycle & Carriage Ltd	284
95,303	e	Lithia Motors, Inc (Class A)	2,356
91,566	e*	MarineMax, Inc	2,330
83,013		MOL Hungarian Oil and Gas plc	7,569
524,881	e*	O'Reilly Automotive, Inc	17,431
120,499	e*	Rush Enterprises, Inc (Class A)	2,010
174,996	e	Sonic Automotive, Inc	4,041
227,553		Suzuki Motor Corp	5,779
30,000		Toyo Tire & Rubber Co Ltd	129
248,683	e	United Auto Group, Inc	5,819
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	215,313

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.61%
10,000		Anhui Conch Cement Co Ltd	20
100,125	e*	Builders FirstSource, Inc	1,525
124,215	e*	Central Garden & Pet Co	5,995
654,365	e	Fastenal Co	25,239
230,291		Grafton Group plc	3,037
11,187,126		Home Depot, Inc	405,757
851,383		Kingfisher plc	3,909
7,833,030		Lowe's Cos, Inc	219,795
2,000		Nichias Corp	14
266,476	*	RONA, Inc	5,047
1,288,239		Sherwin-Williams Co	71,858
99,961		Travis Perkins plc	3,249
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	745,445

BUSINESS SERVICES - 6.00%
354,503	e*	@Road, Inc	2,070
279,580	e*	24/7 Real Media, Inc	2,388
2,271,370	*	3Com Corp	10,017
69,744	e*	3D Systems Corp	1,279

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
259,876	e	Aaron Rents, Inc	$5,972
257,276	e	ABM Industries, Inc	4,826
160,718	*	Acacia Research (Acacia Technologies)	1,824
614,000		Accenture Ltd (Class A)	19,470
742	*	Access Co Ltd	5,276
77,606	e*	Access Integrated Technologies, Inc	735
22,247		Acciona S.A.	3,385
1,219,009	*	Activision, Inc	18,407
324,010	*	Actuate Corp	1,432
643,401		Acxiom Corp	15,866
108,490		Adecco S.A.	6,546
183,341		Administaff, Inc	6,179
4,320,671	*	Adobe Systems, Inc	161,809
68,875		Adsteam Marine Ltd	120
143,752	*	Advent Software, Inc	5,205
189,192	e	Advo, Inc	5,294
810,652		Aegis Group plc	2,030
487,783	e*	Affiliated Computer Services, Inc (Class A)	25,296
245,017		Aggreko plc	1,537
321,021	*	Agile Software Corp	2,096
1,065,581	e*	Akamai Technologies, Inc	53,268
2,500	e*	Aladdin Knowledge Systems	42
415,579	*	Alliance Data Systems Corp	22,936
95,000		Alpha Systems Inc	2,469
187,133	*	Altiris, Inc	3,947
98	*	Amdocs Ltd	4
150,282	e*	American Reprographics Co	4,818
2,100	e*	AMICAS, Inc	6
234,938	e*	AMN Healthcare Services, Inc	5,580
128,667	*	Ansoft Corp	3,205
191,443	*	Ansys, Inc	8,458
232,111	*	Applied Digital Solutions, Inc	376
439,836	e*	aQuantive, Inc	10,389
400	*	Arbinet-thexchange, Inc	2
183,127		Arbitron, Inc	6,778
132,400		Argo 21 Corp	1,188
409,524	e*	Ariba, Inc	3,067
642,086	*	Art Technology Group, Inc	1,644
20,600		Asatsu-DK, Inc	626
375,301	e*	Aspen Technology, Inc	4,098
114,649	*	Asset Acceptance Capital Corp	1,863
22,436	*	Atari, Inc	13
57,607	*	Atos Origin S.A.	3,175
141,504	e*	Audible, Inc	1,027
76,872	*	Autobytel, Inc	225
1,522,431	*	Autodesk, Inc	52,950
3,965,513		Automatic Data Processing, Inc	187,727
9,877	*	Autonomy Corp plc	86
260,026		Autostrade S.p.A.	7,712
1,054,657	*	Avis Budget Group, Inc	19,290
345,614	e*	Avocent Corp	10,410
60,208	e*	Bankrate, Inc	1,599
46,714	*	Barrett Business Services	1,003
2,852,217	*	BEA Systems, Inc	43,354
1,083,028	e*	BearingPoint, Inc	8,513
714,647	e*	BISYS Group, Inc	7,761
320,044		Blackbaud, Inc	7,038
159,940	e*	Blackboard, Inc	4,238
131,026	e*	Blue Coat Systems, Inc	2,360

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,339,948	*	BMC Software, Inc	$36,473
468,478	*	Borland Software Corp	2,684
101,557	e*	Bottomline Technologies, Inc	991
266,132		Brady Corp (Class A)	9,357
1,367,185		Brambles Industries Ltd	12,992
228,090		Brink's Co	12,102
8,127	e*	BroadVision, Inc	6
176,610	*	Business Objects S.A.	5,977
2,126,026		CA, Inc	50,366
740,000		CAC Corp	6,590
180,875	*	CACI International, Inc (Class A)	9,950
1,345,760	*	Cadence Design Systems, Inc	22,824
287,654		Cap Gemini S.A.	15,258
4,100		Capcom Co Ltd	60
2,700	*	Captaris, Inc	16
2,100	*	Carreker Corp	13
286,431	e	Catalina Marketing Corp	7,877
457,037	e*	CBIZ, Inc	3,336
646,942	*	Ceridian Corp	14,466
290,202	e*	Cerner Corp	13,175
1,012	*	CGI Group, Inc	7
493,189	*	CGI Group, Inc (Class A)	3,230
66,900	e*	Check Point Software Technologies	1,274
458,240	e*	Checkfree Corp	18,934
108		Cheil Communications, Inc	24
445,803	*	ChoicePoint, Inc	15,960
489,625	*	Chordiant Software, Inc	1,503
431,019	e*	Ciber, Inc	2,858
155,684		Cintra Concesiones de Infraestructuras de Transporte S.A.	2,193
1,420,212	*	Citrix Systems, Inc	51,426
14,888	*	Clayton Holdings, Inc	187
176,047	*	Clear Channel Outdoor Holdings, Inc	3,591
54,142	e*	Click Commerce, Inc	1,225
2,827,681	e*	CMGI, Inc	2,997
950,624	e*	CNET Networks, Inc	9,107
33,374		Coates Hire Ltd	142
120,248	e*	Cogent Communications Group, Inc	1,394
182,831	e*	Cogent, Inc	2,510
274,347	e	Cognex Corp	6,930
830,279	*	Cognizant Technology Solutions Corp	61,490
167,906	*	Cognos, Inc	6,099
9,139	*	Computacenter Plc	43
50,200		Computer Programs & Systems, Inc	1,645
888,576	*	Computer Sciences Corp	43,647
1,094,663		Computershare Ltd	6,290
2,100,840	*	Compuware Corp	16,366
109,956	*	COMSYS IT Partners, Inc	1,890
175,139	e*	Concur Technologies, Inc	2,548
163,161	e*	Convera Corp	863
1,031,053	*	Convergys Corp	21,291
200,000		COSCO Pacific Ltd	400
95,247	e*	CoStar Group, Inc	3,936
178,515	*	Covansys Corp	3,060
524,651	*	CSG Systems International, Inc	13,867
168,400		CSK Holdings Corp	7,043
172,068	*	Cybersource Corp	2,036
49,710		Dassault Systemes S.A.	2,797
61,720	*	DealerTrack Holdings, Inc	1,365
400,478		Deluxe Corp	6,848

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
302,248	*	Dendrite International, Inc	$2,956
1,810		Dentsu, Inc	4,919
9,024	*	Digimarc Corp	70
209,781	*	Digital Insight Corp	6,151
238,653	e*	Digital River, Inc	12,200
344,703	*	DST Systems, Inc	21,258
1,120,406	*	DynCorp International, Inc	14,106
13,276		eAccess Ltd	8,013
1,188,256	*	Earthlink, Inc	8,639
6,228,574	*	eBay, Inc	176,642
169,685	e*	Echelon Corp	1,395
261,042	*	Eclipsys Corp	4,675
106,729	e*	eCollege.com, Inc	1,707
1,053	*	Econtext, Inc	2,478
279,282	*	eFunds Corp	6,753
104,902	*	Electro Rent Corp	1,784
1,861,138	*	Electronic Arts, Inc	103,628
3,958,983		Electronic Data Systems Corp	97,074
151,700	*	Elpida Memory, Inc	6,883
114,576	e*	Emageon, Inc	1,786
23,916	*	Emblaze Ltd	63
1,250,060	*	Emdeon Corp	14,638
218,187	*	Entrust, Inc	755
400	e,v*	Envision Development Corp	-	^
322,738	e*	Epicor Software Corp	4,231
82,169	e*	EPIQ Systems, Inc	1,209
942,483		Equifax, Inc	34,599
164,414	e*	Equinix, Inc	9,881
4,252		Erinaceous Group plc	25
12,577	e*	Escala Group, Inc	68
259,845	e*	eSpeed, Inc (Class A)	2,391
405,687	*	Evergreen Energy, Inc	4,264
1,235,018	*	Expedia, Inc	19,365
221,312	*	F5 Networks, Inc	11,889
299,685		Factset Research Systems, Inc	14,556
305,315		Fair Isaac Corp	11,165
188,669	e*	FalconStor Software, Inc	1,451
2,332		Fidec Corp	5,153
436,917		Fidelity National Information Services, Inc	16,166
241,954	*	Filenet Corp	8,427
38,219	e*	First Advantage Corp	797
187,982		First Choice Holidays plc	702
4,678,200		First Data Corp	196,484
1,136,860	*	Fiserv, Inc	53,535
83,578	*	Focus Media Holding Ltd (ADR)	4,841
116,682	e*	Forrester Research, Inc	3,070
242		For-side.com Co Ltd	29
139,549	e*	FTD Group, Inc	2,156
10,000		Fuji Soft ABC, Inc	261
2,208,808		Fujitsu Ltd	18,213
39		Future System Consulting Corp	31
71,000		Fuyo General Lease Co Ltd	1,996
325,049	*	Gartner, Inc (Class A)	5,718
215,700	e*	Gerber Scientific, Inc	3,231
774,826		Getronics NV	5,227
248,833	e*	Getty Images, Inc	12,362
152,331	e	Gevity HR, Inc	3,470
107,269	e*	Global Cash Access, Inc	1,619
11	*	GMO Payment Gateway, Inc	23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
97,142		GN Store Nord	$1,487
742		Goodwill Group, Inc	448
1,311,535	*	Google, Inc (Class A)	527,106
1,114,435		Group 4 Securicor plc	3,526
63,744		Gruppo Editoriale L'Espresso S.p.A.	326
66,839	e*	H&E Equipment Services, Inc	1,630
15,740		Hakuhodo DY Holdings, Inc	1,027
1,370,366		Hays plc	3,708
159,512		Healthcare Services Group	4,013
77,191	e	Heartland Payment Systems, Inc	2,007
144,823	*	Heidrick & Struggles International, Inc	5,214
1,799		Hellaby Holdings Ltd	6
5,000,000	*	Huabao International Holdings Ltd	2,022
139,426	e*	Hudson Highland Group, Inc	1,366
297,730	*	Hypercom Corp	2,019
484,451	*	Hyperion Solutions Corp	16,704
34,308	e*	i2 Technologies, Inc	643
63,838	e*	ICT Group, Inc	2,009
4,773		I-Flex Solutions Ltd	149
130,656	*	iGate Corp	645
83,160	e*	IHS, Inc	2,668
1,073,093	e	IMS Health, Inc	28,587
312,613		Indra Sistemas S.A.	6,802
113,579	e*	Infocrossing, Inc	1,523
513,194	e*	Informatica Corp	6,974
416,300	a	Information Development Co	2,960
362,551	e*	Infospace, Inc	6,685
245,495		Infosys Technologies Ltd	9,887
6,400	e	Infosys Technologies Ltd (ADR)	305
240,148		infoUSA, Inc	1,993
61,958	*	Innovation Group plc	35
75,886	e*	Innovative Solutions & Support, Inc	1,103
58,484		Integral Systems, Inc	1,828
16,226	a	Intelligent Wave, Inc	14,698
227,785	*	Interactive Data Corp	4,544
168,446	e*	Intergraph Corp	7,223
292,930	*	Internap Network Services Corp	4,458
228,340	*	Internet Capital Group, Inc	2,158
235,570	*	Internet Security Systems, Inc	6,539
51,518	e	Interpool, Inc	1,157
2,516,250	e*	Interpublic Group of Cos, Inc	24,911
3,142	*	Intervideo, Inc	40
243,909	*	Interwoven, Inc	2,690
1,819,469	*	Intuit, Inc	58,387
203,424	*	inVentiv Health, Inc	6,516
312,312	e*	Ipass, Inc	1,462
1,152,594	e*	Iron Mountain, Inc	49,492
11,007		iSOFT Group plc	10
12		IXI Co Ltd	37
461,753	e	Jack Henry & Associates, Inc	10,052
171,671	*	JDA Software Group, Inc	2,647
4,690,944	e*	Juniper Networks, Inc	81,060
126,665	e*	Jupitermedia Corp	1,097
1,000		Kakaku.com, Inc	3,225
54,624	*	Kana Software, Inc	170
131,411	e*	Kanbay International, Inc	2,702
284,041	e*	Keane, Inc	4,093
104,405		Kelly Services, Inc (Class A)	2,862
91,044	*	Kenexa Corp	2,296

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
8,105	*	Keynote Systems, Inc	$85
251,572	*	Kforce, Inc	3,001
391,135	e*	Kinetic Concepts, Inc	12,305
3,158	*	KK DaVinci Advisors	3,021
84,526	e*	Knot, Inc	1,871
42,100		Konami Corp	1,069
417,429	*	Korn/Ferry International	8,741
190,481	e*	Kronos, Inc	6,493
472,071	e*	Labor Ready, Inc	7,520
367,742	*	Lamar Advertising Co	19,641
608,178	e*	Lawson Software, Inc	4,409
876,000		Lenovo Group Ltd	344
345,616	e*	Lionbridge Technologies	2,637
2,600	*	Lipman Electronic Engineering Ltd	73
41,431	*	Liquidity Services, Inc	646
3,158,015		LogicaCMG plc	9,165
103,332	*	LoJack Corp	2,024
360		Macromill, Inc	783
325,034	*	Magma Design Automation, Inc	2,958
3,598	*	Majesco Entertainment Co	5
250,197	e*	Manhattan Associates, Inc	6,040
516,916		Manpower, Inc	31,671
101,600	*	Mantech International Corp (Class A)	3,354
132,727	*	Mapinfo Corp	1,703
122,880	e*	Marchex, Inc	1,885
58,281	e*	Marlin Business Services, Inc	1,218
322,920	e	Mastercard, Inc	22,717
1,468,810	*	McAfee, Inc	35,927
459,259	e*	Mentor Graphics Corp	6,466
291,500		Michael Page International plc	2,100
55,142,922		Microsoft Corp	1,507,056
90,219	e*	MicroStrategy, Inc	9,187
206,719	e*	Midway Games, Inc	1,815
192,463		Misys plc	815
92		Monex Beans Holdings, Inc	77
732,564		MoneyGram International, Inc	21,288
734,517	*	Monster Worldwide, Inc	26,582
624,050	*	Move, Inc	3,064
763,081	e*	MPS Group, Inc	11,530
124,164	*	MRO Software, Inc	3,187
3,500	e*	Napster, Inc	15
563,302	*	NAVTEQ Corp	14,708
234,569	e*	NCO Group, Inc	6,150
851,709	*	NCR Corp	33,625
3,687	*	NCSoft Corp	227
3,759,946		NEC Corp	20,658
115,725	e*	Neoware, Inc	1,573
92,230	*	Ness Technologies, Inc	1,231
224,896	e*	NetFlix, Inc	5,123
81,550	*	Netratings, Inc	1,160
140,475	*	Netscout Systems, Inc	912
13,854	*	Network Equipment Technologies, Inc	57
1,140		NextCom K.K.	332
8,962	*	NHN Corp	940
302,217	*	NIC, Inc	1,556
286,500		Nippon System Development Co Ltd	11,666
383,800		Nippon Systemware Co Ltd	2,557
132,100		Nomura Research Institute Ltd	18,340
4,152,246	*	Novell, Inc	25,412

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
8,008		NTT Data Corp	$36,947
748,545	e*	Nuance Communications, Inc	6,116
26,490		Obic Co Ltd	5,600
1,310,634		Omnicom Group, Inc	122,675
2,100	*	Omniture, Inc	17
170,904	*	On Assignment, Inc	1,677
124,662	*	Online Resources Corp	1,527
117,039	e*	Open Solutions, Inc	3,372
167,238	*	Open Text Corp	2,992
91,242	*	Opnet Technologies, Inc	1,196
473,537	e*	Opsware, Inc	4,267
24,737,786	*	Oracle Corp	438,848
269,600		Oracle Corp Japan	11,663
9,000		Otsuka Corp	957
400	*	Overland Storage, Inc	3
307,887	*	Packeteer, Inc	2,651
647,874	*	Parametric Technology Corp	11,312
177,000		PCA Corp	3,214
1,700	*	PC-Tel, Inc	18
111,253	e*	PDF Solutions, Inc	1,219
128,227	e	Pegasystems, Inc	1,119
32,072	e*	PeopleSupport, Inc	593
133,015	*	Perficient, Inc	2,086
491,215	e*	Perot Systems Corp (Class A)	6,774
194,975	*	Phase Forward, Inc	2,328
55,892	*	Phoenix Technologies Ltd	240
288,000		Pico Far East Holdings Ltd	58
100	*	PLATO Learning, Inc	1
119,664	e*	Portfolio Recovery Associates, Inc	5,250
1,942,300		POS Malaysia & Services Holdings Bhd	2,560
1,300	*	Possis Medical, Inc	13
64,454	e*	PRA International	1,720
492,357	*	Premiere Global Services, Inc	4,274
240,138	e*	Progress Software Corp	6,244
17,228		Prokom Software S.A.	718
1,949	v	Prokom Software S.A. (GDR)	43
26,119		Promotora de Informaciones S.A.	428
4,218		Prosegur Cia de Seguridad S.A.	127
12,952	*	Proxymed, Inc	60
85,242		Public Power Corp	2,054
139,108		QAD, Inc	1,124
521	*	Quadramed Corp	1
94,388	e	Quality Systems, Inc	3,661
376,333	*	Quest Software, Inc	5,374
141,163	*	Radiant Systems, Inc	1,705
150,708	e*	Radisys Corp	3,203
4,100	*	RADWARE Ltd	56
16,022		Rakuten, Inc	6,280
53,445		Randstad Holdings NV	3,044
11,736	e*	Raser Technologies, Inc	65
897,180	e*	RealNetworks, Inc	9,519
1,206,968	e*	Red Hat, Inc	25,443
1,711,527	e*	Redback Networks, Inc	23,756
47,464	e	Renaissance Learning, Inc	679
402,618	*	Rent-A-Center, Inc	11,793
1,534,623		Rentokil Initial plc	4,209
5,243	*	Rent-Way, Inc	55
257	*	Retalix Ltd	5
1,176,603		Reuters Group plc	9,572

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
343,441	*	Rewards Network, Inc	$1,673
394,757		Reynolds & Reynolds Co (Class A)	15,597
87,074	e*	RightNow Technologies, Inc	1,359
40,165		Ritchie Bros Auctioneers, Inc	2,149
1,067,167	e	Robert Half International, Inc	36,252
173,220		Rollins, Inc	3,657
511,919	e*	S1 Corp	2,360
580		S1 Corp	23
148,839	*	SafeNet, Inc	2,707
55,716	*	SAFLINK Corp	21
670,638		Sage Group plc	3,155
670,559	e*	Salesforce.com, Inc	24,060
458,759		SAP AG.	90,983
472,659	e*	Sapient Corp	2,576
3,400		Satyam Computer Services Ltd (ADR)	132
296,702		Secom Co Ltd	14,694
275,578	e*	Secure Computing Corp	1,744
247,995		Securitas AB (B Shs)	3,113
1,472,379		ServiceMaster Co	16,505
3,494		SGS S.A.	3,518
60,634	e*	SI International, Inc	1,939
367		SimCorp A/S	64
1,047,732		Singapore Post Ltd	666
340,114	e*	Sitel Corp	1,024
115,542	e*	Smith Micro Software, Inc	1,661
20,104		Societe Des Autoroutes Paris-Rhin-Rhone	1,496
1,305		Software AG.	80
152,230	e*	Sohu.com, Inc	3,352
184,644,000	a	Solomon Systech International Ltd	32,233
583,302	*	SonicWALL, Inc	6,370
1,487,817	*	Sonus Networks, Inc	7,826
300,000		Sorun Corp	2,740
362,891		Sotheby's Holdings, Inc (Class A)	11,700
508,465	*	Spherion Corp	3,636
165,757	*	SPSS, Inc	4,132
167,000		Square Enix Co Ltd	4,050
223,946	e*	SRA International, Inc (Class A)	6,732
62,687		Startek, Inc	782
166,316	e	Stellent, Inc	1,803
60,945	e*	Stratasys, Inc	1,610
635		Submarino S.A.	12
25,497,250	*	Sun Microsystems, Inc	126,721
96,500		SUNeVision Holdings Ltd	23
900	*	SupportSoft, Inc	4
709,695	*	Sybase, Inc	17,203
245,891	e*	SYKES Enterprises, Inc	5,004
5,558,338	e*	Symantec Corp	118,281
1,200	*	Synchronoss Technologies, Inc	11
91,807	*	SYNNEX Corp	2,112
672,082	*	Synopsys, Inc	13,253
45,012	e	Syntel, Inc	1,020
8,080		Taiwan Secom Co Ltd	13
12,386,200		Taiwan-Sogo Shinkong Security Corp	10,610
416,165	e*	Take-Two Interactive Software, Inc	5,935
53,670		TAL International Group, Inc	1,138
53,718	*	Taleo Corp	544
186,926		Talx Corp	4,583
71,880		Tata Consultancy Services Ltd	1,600
26,014		Tecnomen Oyj	50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
55,454	e	Telecom Italia Media S.p.A.	$26
99,253	*	Telelogic AB	191
213,281	*	TeleTech Holdings, Inc	3,334
3,679	*	Temenos Group AG.	47
185,474		TheStreet.com, Inc	1,973
642,437	e*	THQ, Inc	18,740
1,231,846	*	TIBCO Software, Inc	11,062
8,436	*	Tiens Biotech Group USA, Inc	24
20,697	*	Tier Technologies, Inc (Class B)	141
62,130		Tietoenator Oyj	1,826
5,200		TIS, Inc	123
165,000		TKC Corp	3,136
94,870	*	TNS, Inc	1,429
259,563	e	Total System Services, Inc	5,926
150,550	e*	TradeStation Group, Inc	2,269
1,100		Trans Cosmos, Inc	22
222,913	*	Transaction Systems Architects, Inc	7,650
21,197	e*	Travelzoo, Inc	611
915,900		Trend Micro, Inc	26,828
250,342	*	Trizetto Group, Inc	3,790
12,894	*	TRM Corp	29
1,772		TVN S.A.	60
80,900		UFJ Central Leasing Co Ltd	3,705
134,377	*	Ultimate Software Group, Inc	3,162
200	*	Unica Corp	2
1,585,654	*	Unisys Corp	8,975
565,138		United Online, Inc	6,883
1,448,654	e*	United Rentals, Inc	33,681
237,521	e*	Universal Compression Holdings, Inc	12,695
14,780		USS Co Ltd	950
576,303	e*	Valueclick, Inc	10,685
145,570	e*	Vasco Data Security International	1,508
71,451	*	Verint Systems, Inc	2,147
1,745,423	*	VeriSign, Inc	35,258
53,744	e*	Vertrue, Inc	2,113
155,416		Viad Corp	5,503
223,121	e*	Vignette Corp	3,021
90,590	*	Volt Information Sciences, Inc	3,220
2,636		Votorantim Celulose e Papel S.A.	45
7,400	e	Votorantim Celulose e Papel S.A. (ADR)	125
4,416,930		Waste Management, Inc	162,013
7,286	*	WatchGuard Technologies, Inc	31
243,365	e*	WebEx Communications, Inc	9,496
31,530	e*	WebMD Health Corp	1,083
345,672	*	webMethods, Inc	2,644
410,848	*	Websense, Inc	8,878
101,545	e*	WebSideStory, Inc	1,341
427,958	*	Wind River Systems, Inc	4,583
4,100	e	Wipro Ltd (ADR)	54
288,593	*	Witness Systems, Inc	5,059
261,200		WM-Data AB (B Shs)	909
8,954,989		WPP Group plc	110,996
13,703		Yahoo! Japan Corp	5,156
8,505,356	*	Yahoo!, Inc	215,015
		TOTAL BUSINESS SERVICES	7,366,626

CHEMICALS AND ALLIED PRODUCTS - 9.85%
339,145	e*	Aastrom Biosciences, Inc	393
10,776,466		Abbott Laboratories	523,305

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
73,781	b,v*	Able Laboratories, Inc	$-	^
127,712	e*	Abraxis BioScience, Inc	3,548
204,803	e*	Acadia Pharmaceuticals, Inc	1,769
78,000	*	Acambis plc	224
3,000	*	Actelion Ltd	430
1,357,774	e*	Adams Respiratory Therapeutics, Inc	49,681
63,294	*	Adeza Biomedical Corp	1,039
254,687	e*	Adolor Corp	3,533
46,324	*	Advanced Magnetics, Inc	1,580
316,069	e*	ADVENTRX Pharmaceuticals, Inc	866
178,882	*	Agrium, Inc	4,833
116,246		Air Liquide S.A.	23,718
1,574,725		Air Products & Chemicals, Inc	104,514
639,000		Air Water, Inc	5,999
3,675,673		Akzo Nobel NV	226,429
143,921	*	Albany Molecular Research, Inc	1,347
161,214	e	Albemarle Corp	8,759
324,597		Alberto-Culver Co	16,421
3,940	*	Alexandria Mineral Oils Co	60
181,545	*	Alexion Pharmaceuticals, Inc	6,169
63,400		Alfresa Holdings Corp	4,020
1,071	*	ALK-Abello A/S	166
537,546	e*	Alkermes, Inc	8,520
197,453	e*	Alnylam Pharmaceuticals, Inc	2,845
288,713		Alpharma, Inc (Class A)	6,753
253,150		Altana AG.	13,983
2,238,000		Aluminum Corp of China Ltd	1,422
1,200		Aluminum Corp of China Ltd (ADR)	76
259,513	*	American Oriental Bioengineering, Inc	1,578
101,534	e	American Vanguard Corp	1,421
9,041,739	*	Amgen, Inc	646,756
95	*	Amorepacific Corp	44
15,299		Amorepacific Corp	2,094
234,566	e*	Anadys Pharmaceuticals, Inc	680
593,958	*	Andrx Corp	14,510
114,049	*	Angiotech Pharmaceuticals, Inc	1,000
97,288	b,m*	Aphton Corp	1
139,749	e	Arch Chemicals, Inc	3,976
262,010	e*	Arena Pharmaceuticals, Inc	3,139
85,496	*	Arkema	4,034
3,893	*	Arqule, Inc	16
227,410	e*	Array Biopharma, Inc	1,938
1,546,358		Asahi Kasei Corp	9,897
38,227		Aspen Pharmacare Holdings Ltd	171
501,075		Astellas Pharma, Inc	20,149
2,280,533		AstraZeneca plc	142,531
75,000		AstraZeneca plc (ADR)	4,688
235,077	e*	Atherogenics, Inc	3,096
125,738	e*	Auxilium Pharmaceuticals, Inc	1,272
174,456	e*	AVANIR Pharmaceuticals	1,207
4,600	*	Aventine Renewable Energy Holdings, Inc	98
461,099		Avery Dennison Corp	27,744
291,824	e*	AVI BioPharma, Inc	1,059
2,710,264		Avon Products, Inc	83,097
64,843		Balchem Corp	1,283
32,657	*	Bare Escentuals, Inc	887
525,417	*	Barr Pharmaceuticals, Inc	27,290
702	*	Barrier Therapeutics, Inc	5
1,002,000		BASF AG.	80,238

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
285	*	Basilea Pharmaceutica	$45
5,910,172		Bayer AG.	301,276
302,495		Beiersdorf AG.	16,099
112,595	e*	Bentley Pharmaceuticals, Inc	1,351
13,861		Biocon Ltd	113
225,034	e*	BioCryst Pharmaceuticals, Inc	2,806
232,108	*	Bioenvision, Inc	1,279
1,713,245	*	Biogen Idec, Inc	76,548
488,002	e*	BioMarin Pharmaceuticals, Inc	6,944
1,048		Biotest AG.	29
453,661	*	Biovail Corp International	6,900
2,795,171		Boots Group plc	40,560
10,047		BorsodChem Rt.	138
136,940	e*	Bradley Pharmaceuticals, Inc	2,180
43,181		Braskem S.A.	269
2,200	e	Braskem S.A. (ADR)	28
9,102,770		Bristol-Myers Squibb Co	226,841
275,825		Cabot Corp	10,261
211,117	e	Calgon Carbon Corp	933
159,563		Cambrex Corp	3,305
52,081	*	Caraco Pharmaceutical Laboratories Ltd	529
1,029,311		Celanese Corp (Series A)	18,425
261,449	e*	Cell Genesys, Inc	1,195
240,962	e*	Cell Therapeutics, Inc	412
268,068	e*	Cephalon, Inc	16,553
320,370	e	CF Industries Holdings, Inc	5,469
308,090	*	Charles River Laboratories International, Inc	13,374
232,388	e*	Chattem, Inc	8,161
957,767		Chemtura Corp	8,304
165,024		Chugai Pharmaceutical Co Ltd	3,548
298,996	e	Church & Dwight Co, Inc	11,694
48,637		Ciba Specialty Chemicals AG.	2,937
713,668		Cipla Ltd	4,079
153,000	*	CK Life Sciences International Holdings, Inc	15
78,317		Clariant AG.	1,058
1,204,428		Clorox Co	75,879
130,172	e*	Coley Pharmaceutical Group, Inc	1,487
4,713,088		Colgate-Palmolive Co	292,683
142,952	e*	Combinatorx, Inc	891
249,568	e*	Connetics Corp	2,720
236,281	e*	Conor Medsystems, Inc	5,569
111,903	e*	Cotherix, Inc	790
2,912	*	Crucell	70
390,333		CSL Ltd	15,718
317,207	e*	Cubist Pharmaceuticals, Inc	6,896
125,439	*	Curis, Inc	172
182,256	*	Cypress Bioscience, Inc	1,330
1,085,116		Cytec Industries, Inc	60,322
52,759	e*	Cytogen Corp	123
189,345	*	Cytokinetics, Inc	1,217
552,206		Dade Behring Holdings, Inc	22,177
347,000		Daicel Chemical Industries Ltd	2,406
959,100		Daiichi Sankyo Co Ltd	27,200
158,099		Dainippon Ink and Chemicals, Inc	576
393,765	e*	Dendreon Corp	1,760
136,509	*	Digene Corp	5,890
84,162	e*	Dov Pharmaceutical, Inc	76
5,024,881	e	Dow Chemical Co	195,870
223,774		Dr Reddy's Laboratories Ltd	3,564

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
9,800	e	Dr Reddy's Laboratories Ltd (ADR)	$155
61,552		DSM NV	2,700
6,361,786		Du Pont (E.I.) de Nemours & Co	272,539
318,716	e*	Durect Corp	1,307
18,444	e*	Dusa Pharmaceuticals, Inc	77
1,937,700	*	Dyno Nobel Ltd	3,452
365,082		Eastman Chemical Co	19,722
971,827		Ecolab, Inc	41,614
255,800		Eisai Co Ltd	12,365
437,826	*	Elan Corp plc	6,773
80,140	e*	Elan Corp plc (ADR)	1,233
4,416,260		Eli Lilly & Co	251,727
179,412	e*	Elizabeth Arden, Inc	2,899
210,897	e*	Emisphere Technologies, Inc	1,782
349,527	e*	Encysive Pharmaceuticals, Inc	1,503
448,057	e*	Enzon Pharmaceuticals, Inc	3,696
48,009	*	EPIX Pharmaceuticals, Inc	199
946,647		Estee Lauder Cos (Class A)	38,178
88,000		Eternal Chemical Co Ltd	133
244,219		Ferro Corp	4,342
161,901		FMC Corp	10,373
2,143,940	*	Forest Laboratories, Inc	108,505
1,201,235		Formosa Plastics Corp	1,715
11,365		Gedeon Richter Nyrt	2,347
2,887,725	*	Genentech, Inc	238,815
144,613	e*	Genitope Corp	422
8,328	*	Genmab A/S	347
1,227,047	e*	Genta, Inc	957
1,250,139	*	Genzyme Corp	84,347
298,344		Georgia Gulf Corp	8,181
379,951	e*	Geron Corp	2,382
3,247,525	e*	Gilead Sciences, Inc	223,105
1,078		GlaxoSmithkline Pharmaceuticals Ltd	29
7,111,758		GlaxoSmithKline plc	189,349
271	e	GlaxoSmithKline plc (ADR)	14
788		Glenmark Pharmaceuticals Ltd	5
40,000		Global Bio-Chem Technology Group Co Ltd	11
31,760	e*	GlobeTel Communications Corp	17
73,234	e*	GTx, Inc	677
16,687		H Lundbeck A/S	389
614,964		H.B. Fuller Co	14,415
166,299	e*	Hana Biosciences, Inc	1,141
1,639		Hanmi Pharm Co Ltd	169
1,710		Hanwha Chemical Corp	18
293,000		Haw Par Corp Ltd	1,171
42,798		Henkel KGaA	5,951
2,375,360	*	Hercules, Inc	37,459
371,466		Hindustan Lever Ltd	2,080
283,500		Hitachi Chemical Co Ltd	6,864
47,543	*	Hi-Tech Pharmacal Co, Inc	601
440		Honam Petrochemical Corp	27
1,202,438	*	Hospira, Inc	46,017
892,594	e*	Human Genome Sciences, Inc	10,301
1,163,443	*	Huntsman Corp	21,175
98,193	e*	Idenix Pharmaceuticals, Inc	952
184,001	*	Idexx Laboratories, Inc	16,770
383,068	e*	ImClone Systems, Inc	10,848
497,258	*	Immucor, Inc	11,144
75,652	*	Immunogen, Inc	268

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
71	*	Impax Laboratories, Inc	$-	^
1,621,573		Imperial Chemical Industries plc	12,061
286,193	*	Indevus Pharmaceuticals, Inc	1,694
333,162		Indian Petrochemicals Co	2,231
71,749		Innospec, Inc	2,131
2,400	e*	Inspire Pharmaceuticals, Inc	12
43,646	e	Inter Parfums, Inc	831
241,628	e*	InterMune, Inc	3,968
392,778		International Flavors & Fragrances, Inc	15,530
51,365	e*	Introgen Therapeutics, Inc	231
161,319	e*	Inverness Medical Innovations, Inc	5,607
218,816	e*	Invitrogen Corp	13,875
300,000		Ipsen	11,755
29,039	*	Ishihara Sangyo Kaisha Ltd	44
36,141	e*	Isolagen, Inc	125
15,214		Israel Chemicals Ltd	74
836,100		JSR Corp	18,403
300,300		Kaken Pharmaceutical Co Ltd	2,044
288,000		Kansai Paint Co Ltd	2,177
323,029		Kao Corp	8,614
1,155,937	e*	Keryx Biopharmaceuticals, Inc	13,675
1,192,708	*	King Pharmaceuticals, Inc	20,312
821,500		Kingboard Chemical Holdings Ltd	2,958
57,878		Koppers Holdings, Inc	1,098
185,447	*	Kos Pharmaceuticals, Inc	9,165
20,377		Kose Corp	657
20,559	e	Kronos Worldwide, Inc	592
1,105,500		Kuraray Co Ltd	12,297
222,415	*	KV Pharmaceutical Co (Class A)	5,271
44,000		Kyowa Hakko Kogyo Co Ltd	310
6,498	*	Lannett Co, Inc	34
7,360		LG Chem Ltd	292
330		LG Household & Health Care Ltd	26
810		LG Petrochemical Co Ltd	18
21	e*	Ligand Pharmaceuticals, Inc (Class B)	-	^
58,276		Linde AG.	5,490
61,333		Lonza Group AG.	4,248
158,733		L'Oreal S.A.	16,123
284,440		Lubrizol Corp	13,007
2,344,721		Lyondell Chemical Co	59,486
166,924		MacDermid, Inc	5,445
8,721		Makhteshim-Agan Industries Ltd	43
94,692	e	Mannatech, Inc	1,678
132,681	e*	MannKind Corp	2,521
25,466	e*	Marshall Edwards, Inc	75
182,611	e*	Martek Biosciences Corp	3,928
1,243		Matrix Laboratories Ltd (GDR)	7
548,092	*	Mayne Pharma Ltd	1,752
698,398	e*	Medarex, Inc	7,501
808,800		Mediceo Paltac Holdings Co Ltd	16,570
291,003	*	Medicines Co	6,565
316,140	e	Medicis Pharmaceutical Corp (Class A)	10,227
67,403	e*	Medifast, Inc	585
1,840,656	*	Medimmune, Inc	53,766
14,564,789		Merck & Co, Inc	610,265
641,510		Merck KGaA	68,022
147,297	e	Meridian Bioscience, Inc	3,463
127,904	e*	Metabasis Therapeutics, Inc	719
265,950		Methanex Corp	6,446

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
455,867	e*	MGI Pharma, Inc	$7,845
1,323,497	e*	Millennium Pharmaceuticals, Inc	13,169
122,003	e	Minerals Technologies, Inc	6,515
5,600		Miraca Holdings, Inc	139
3,674,000		Mitsubishi Chemical Holdings Corp	23,016
685,540		Mitsubishi Gas Chemical Co, Inc	7,446
125,576	e*	Momenta Pharmaceuticals, Inc	1,698
3,496,062		Monsanto Co	164,350
540,569	e*	Mosaic Co	9,136
1,175,016	e	Mylan Laboratories, Inc	23,653
291,247	e*	Myogen, Inc	10,217
357,393	e*	Nabi Biopharmaceuticals	2,066
764,732	*	Nalco Holding Co	14,163
1,461,821		Nan Ya Plastics Corp	2,045
124,909	e*	Nastech Pharmaceutical Co, Inc	1,906
172,745		Natura Cosmeticos S.A.	2,120
20,834		Natures Sunshine Products, Inc	218
760,619	*	NBTY, Inc	22,263
220,346	e*	Neurocrine Biosciences, Inc	2,369
113,253	e*	New River Pharmaceuticals, Inc	2,914
99,480		NewMarket Corp	5,786
510,000	*	Nippon Chemiphar Co Ltd	2,936
41,000		Nippon Kayaku Co Ltd	347
1,088,000		Nippon Paint Co Ltd	5,665
434,000		Nippon Shokubai Co Ltd	5,254
28,000		Nissan Chemical Industries Ltd	331
1,300	e*	NitroMed, Inc	4
46,856	e	NL Industries, Inc	466
139,778	e*	Northfield Laboratories, Inc	2,007
112,850		Nova Chemicals Corp	3,458
4,660,639		Novartis AG.	272,083
273,794		Novartis AG. (ADR)	16,001
352,690	e*	Novavax, Inc	1,337
195,845	*	Noven Pharmaceuticals, Inc	4,724
201,975		Novo Nordisk A/S (B Shs)	15,011
20,222	*	Novogen Ltd	47
16,840		Novozymes A/S	1,285
245,952	e*	NPS Pharmaceuticals, Inc	937
418,251	e*	Nuvelo, Inc	7,629
419,562		Olin Corp	6,444
317,377	*	OM Group, Inc	13,946
13,007		Omega Pharma S.A.	750
123,911	e*	Omnova Solutions, Inc	518
242,493	e*	Onyx Pharmaceuticals, Inc	4,193
1,559		OPG Groep NV	150
374,266	e*	OraSure Technologies, Inc	3,009
832,875		Orica Ltd	13,948
3,708	*	Oriola-KD Oyj	11
29,750	*	Orion Oyj	566
329,216	e*	OSI Pharmaceuticals, Inc	12,355
1,000	*	Osiris Therapeutics, Inc	10
73,698	*	Oxford Biomedica plc	41
154,726	e*	Pacific Ethanol, Inc	2,172
273,748	e*	Pain Therapeutics, Inc	2,360
289,821	e*	Panacos Pharmaceuticals, Inc	1,438
206,188	e*	Par Pharmaceutical Cos, Inc	3,761
157,545	*	Parexel International Corp	5,213
75,006	e*	Parlux Fragrances, Inc	382
506,121	*	PDL BioPharma, Inc	9,718

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
131,714	e*	Penwest Pharmaceuticals Co	$2,193
1,025,929	e*	Peregrine Pharmaceuticals, Inc	1,303
588,748		Perrigo Co	9,991
123,054	e*	PetMed Express, Inc	1,285
45,064,365		Pfizer, Inc	1,278,025
143,405	e*	Pharmion Corp	3,090
46,799	*	Pharmos Corp	82
92,705	*	Pioneer Cos, Inc	2,272
4,996		Polska Grupa Farmaceutyczna S.A.	112
544,635	*	PolyOne Corp	4,537
180,596		Potash Corp of Saskatchewan	18,745
140,100	e*	Pozen, Inc	1,802
1,228,440	e	PPG Industries, Inc	82,404
1,529,577		Praxair, Inc	90,490
184,733	e*	Prestige Brands Holdings, Inc	2,058
19,929,484		Procter & Gamble Co	1,235,229
171,645	*	Progenics Pharmaceuticals, Inc	4,027
131,500	*	PT Kalbe Farma Tbk	19
9,000	*	PTT Chemical PCL	18
218,929	*	QLT, Inc	1,653
246,286	e*	Quidel Corp	3,478
67,016		Ranbaxy Laboratories Ltd	641
3,078,308		Reckitt Benckiser plc	127,607
395,325	e*	Renovis, Inc	5,440
800	*	Replidyne, Inc	8
922,839	*	Revlon, Inc (Class A)	1,043
59		Rhodia S.A.	-	^
9,570		Roche Holding AG.	1,821
2,063,230		Roche Holding AG.	356,728
195,897	e*	Rockwood Holdings, Inc	3,914
1,277,589		Rohm & Haas Co	60,494
492,526	e	RPM International, Inc	9,353
25,000		Sakai Chemical Industry Co Ltd	127
265,258	*	Salix Pharmaceuticals Ltd	3,597
1,850,924		Sanofi-Aventis	164,764
3,228	e	Sanofi-Aventis (ADR)	144
265,484	e*	Santarus, Inc	1,970
9,700		Santen Pharmaceutical Co Ltd	246
2,600		Sawai Pharmaceutical Co Ltd	123
8,751,099		Schering-Plough Corp	193,312
164,941	e*	Sciele Pharma, Inc	3,107
207,043	e	Scotts Miracle-Gro Co (Class A)	9,211
4,200		Seikagaku Corp	45
276,624		Sensient Technologies Corp	5,414
1,268,606	e*	Sepracor, Inc	61,451
8,824		Serono S.A. (B Shs)	7,621
995,300		Shin-Etsu Chemical Co Ltd	63,531
94,264		Shionogi & Co Ltd	1,732
221,000		Shiseido Co Ltd	4,415
2,037,000		Showa Denko KK	8,777
347	*	Sidi Kerir Petrochemicals Co	6
487,687		Sigma-Aldrich Corp	36,903
78,000		Sinopec Shanghai Petrochemical Co Ltd	39
2,200		Sinopec Shanghai Petrochemical Co Ltd (ADR)	109
24,000	*	Sinopec Yizheng Chemical Fibre Co Ltd	5
288,538	e*	Sirna Therapeutics, Inc	1,607
21,623		Sociedad Quimica y Minera de Chile S.A.	250
900		Sociedad Quimica y Minera de Chile S.A. (ADR)	104
136,316	e*	Solexa, Inc	1,202

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
26,626	e*	Somaxon Pharmaceuticals, Inc	$328
9	*	Sosei Co Ltd	16
2,000	*	Speedel Holding AG	293
65,320		SSL International plc	428
56,014	*	StemCells, Inc	119
30,389		Stepan Co	888
300		Stratagene Corp	2
3,452,000		Sumitomo Chemical Co Ltd	25,775
1,616		Sun Pharmaceuticals Industries Ltd	33
293,484	e*	SuperGen, Inc	1,368
91,837	e*	SurModics, Inc	3,225
1,486,388		Symbion Health Ltd	3,789
66,083		Syngenta AG.	9,967
220,800		Taisho Pharmaceutical Co Ltd	4,234
24,000		Taiwan Fertilizer Co Ltd	39
126,127		Taiyo Nippon Sanso Corp	1,071
1,577,494		Takeda Pharmaceutical Co Ltd	98,422
549,000		Tanabe Seiyaku Co Ltd	6,878
144,745	e*	Tanox, Inc	1,711
1,330,000		Teijin Ltd	7,161
600	e*	Tercica, Inc	3
162,055		Teva Pharmaceutical Industries Ltd	5,414
122,831		Teva Pharmaceutical Industries Ltd (ADR)	4,187
893,948	*	Theravance, Inc	24,172
241,000		Tokai Carbon Co Ltd	1,534
96,000		Tokuyama Corp	1,284
1,497,789		Toray Industries, Inc	11,272
79,000		Tosoh Corp	320
217,091	e	Tronox, Inc	2,772
293,669	e	UAP Holding Corp	6,276
30,896		UCB S.A.	1,965
3,880,682		Unilever plc	95,693
1,004,761	e	Unilever plc (ADR)	24,928
26,390		United Drug plc	117
191,643	e*	United Therapeutics Corp	10,069
105,399	e*	USANA Health Sciences, Inc	4,700
501,479		USEC, Inc	4,834
543,460	e	Valeant Pharmaceuticals International	10,750
867,218		Valspar Corp	23,068
398,608	*	VCA Antech, Inc	14,374
2,800	*	Verasun Energy Corp	45
943,902	e*	Vertex Pharmaceuticals, Inc	31,762
10,945		Victrex plc	162
119,940	*	Vion Pharmaceuticals, Inc	131
477,579	*	Viropharma, Inc	5,812
40,004	e*	Visicu, Inc	359
1,849,478	e*	Warner Chilcott Ltd	24,598
707,363	*	Watson Pharmaceuticals, Inc	18,512
1,363		Wellman, Inc	5
304,013	e	Westlake Chemical Corp	9,731
405,591	e*	WR Grace & Co	5,378
10,524,922		Wyeth	535,087
132,856	*	Xenoport, Inc	2,706
213		Yuhan Corp	33
57,550	*	Zeltia S.A.	428
5,642		Zentiva NV	329
27,000		Zeon Corp	273
500	e*	Zila, Inc	1
217,844	e*	Zymogenetics, Inc	3,675
		TOTAL CHEMICALS AND ALLIED PRODUCTS	12,094,864

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
COAL MINING - 0.34%
288,062	e*	Alpha Natural Resources, Inc	$4,540
699,527		Arch Coal, Inc	20,223
8,578,145		BHP Billiton Ltd	163,860
1,581,500		China Shenhua Energy Co Ltd	2,546
911,215		Consol Energy, Inc	28,913
38,288		Gloucester Coal Ltd	102
656,632	e*	International Coal Group, Inc	2,771
82,538	e*	James River Coal Co	871
34,879		MacArthur Coal Ltd	120
380,177		Massey Energy Co	7,961
2,536,438		Peabody Energy Corp	93,290
201,056	e	Penn Virginia Corp	12,749
2,530,500		PT Bumi Resources Tbk	203
220,587		Sasol Ltd	7,250
1,795,037		Sasol Ltd (ADR)	59,039
11,530	*	Westmoreland Coal Co	227
359,653		Xstrata plc	14,862
316,000		Yanzhou Coal Mining Co Ltd	217
3,720	e	Yanzhou Coal Mining Co Ltd (ADR)	127
		TOTAL COAL MINING	419,871

COMMUNICATIONS - 4.58%
313,700		Advanced Info Service PCL	752
898,357		Advanced Info Service PCL	2,152
14,700	v	Advanced Info Service PCL (ADR)	37
27,830		AFK Sistema (GDR)	728
125,781	*	Airspan Networks, Inc	338
243,611		Alaska Communications Systems Group, Inc	3,233
2,109,788		Alltel Corp	117,093
13,400	*	Alvarion Ltd	86
6,048,645		America Movil S.A. de C.V.	11,944
222,941		America Movil S.A. de C.V. (ADR)	8,777
2,531,526	e*	American Tower Corp (Class A)	92,401
193,971	e	Anixter International, Inc	10,954
26,587		Antena 3 de Television S.A.	544
22,586,179		AT&T, Inc	735,406
32,459		Atlantic Tele-Network, Inc	600
100,219	*	Audiovox Corp (Class A)	1,395
8,976,160		Austar United Communications Ltd	7,827
2,857,917	*	Avaya, Inc	32,695
730,663	e*	BCE Inc	19,820
12,000		BEC World PCL	5
939,009		Belgacom S.A.	36,603
18,392	*	Bell Aliant Regional Communications Income Fund	575
11,622,660		BellSouth Corp	496,869
32,579		Bezeq Israeli Telecommunication Corp Ltd	41
14,682,634		Brasil Telecom Participacoes S.A.	171
39,317,193		Brasil Telecom Participacoes S.A.	235
469,939	e*	Brightpoint, Inc	6,683
952,504		British Sky Broadcasting plc	9,737
13,086,734		BT Group plc	65,668
878,105		Cable & Wireless plc	2,277
3,677,326		Cablevision Systems Corp (Class A)	83,512
132,732		Carphone Warehouse Group plc	764
53,907	e*	Cbeyond Communications, Inc	1,480
129,733		Centennial Communications Corp	691

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
4,922	*	Central European Media Enterprises Ltd	$334
858,432		CenturyTel, Inc	34,054
30,673		Cesky Telecom A.S.	607
2,822	v	Cesky Telecom A.S. (GDR)	61
2,274,655	e*	Charter Communications, Inc (Class A)	3,457
1,784,500		China Mobile Hong Kong Ltd	12,610
15,800		China Mobile Hong Kong Ltd (ADR)	559
4,566,000		China Telecom Corp Ltd	1,653
4,700		China Unicom Ltd (ADR)	46
1,483,080		Chunghwa Telecom Co Ltd	2,460
17,442		Chunghwa Telecom Co Ltd (ADR)	302
282,341		Cia de Telecomunicaciones de Chile S.A.	501
2,274,974	*	Cincinnati Bell, Inc	10,965
401,145	e	Citadel Broadcasting Corp	3,771
1,625,390		Citizens Communications Co	22,820
2,032,430		Clear Channel Communications, Inc	58,636
26,834	*	Colt Telecom Group S.A.	63
9,037,094	*	Comcast Corp (Class A)	333,017
145,412		Commonwealth Telephone Enterprises, Inc	5,995
14,000		Comstar United Telesystems (GDR)	95
97,205	e	Consolidated Communications Holdings, Inc	1,819
21,818		Cosmote Mobile Telecommunications S.A.	523
1,679,633	e*	Covad Communications Group, Inc	2,503
245,885	*	Cox Radio, Inc (Class A)	3,774
1,152,312	e*	Crown Castle International Corp	40,607
101,748	e*	Crown Media Holdings, Inc (Class A)	457
123,147	e	CT Communications, Inc	2,675
347,097	e*	Cumulus Media, Inc (Class A)	3,318
2,166,150		Deutsche Telekom AG.	34,445
5,993,196	*	DIRECTV Group, Inc	117,946
913,814	e*	Dobson Communications Corp (Class A)	6,415
2,142,656	*	EchoStar Communications Corp (Class A)	70,151
13	*	Ectel Ltd	-	^
1,128		Egyptian Co for Mobile Services	31
48,407		Elisa Oyj	1,068
1,382,479	e	Embarq Corp	66,871
209,439,183		Embratel Participacoes S.A.	664
191,047	*	Emmis Communications Corp (Class A)	2,340
16,872		Empresa Nacional de Telecomunicaciones S.A.	163
191,662	e	Entercom Communications Corp	4,830
363,674	e*	Entravision Communications Corp (Class A)	2,706
72,222	*	Eschelon Telecom, Inc	1,227
693,984	*	Eutelsat Communications	11,959
196,382		Fairpoint Communications, Inc	3,417
314,818	e*	FiberTower Corp	2,975
39,620	*	Fisher Communications, Inc	1,646
838,240	e*	Foundry Networks, Inc	11,023
4,028,817		France Telecom S.A.	92,469
1,297		Fuji Television Network, Inc	2,932
322,338	*	General Communication, Inc (Class A)	3,994
696,773		Global Payments, Inc	30,665
43,360		Globe Telecom, Inc	933
126,025		Golden Telecom, Inc	3,812
256,550		Gray Television, Inc	1,644
707,923		Grupo Televisa S.A.	3,023
27,900	e	Grupo Televisa S.A. (ADR)	593
144,187		Hearst-Argyle Television, Inc	3,309
111,856		Hellenic Telecommunications Organization S.A.	2,743
10,616	e*	Hungarian Telephone & Cable	168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,129,000	*	Hutchison Telecommunications International Ltd	$1,997
889,070	e*	IAC/InterActiveCorp	25,570
55,584	*	IDT Corp	786
297,930	e*	IDT Corp (Class B)	4,296
1,497,933		Informa plc	13,876
106,498	e*	InPhonic, Inc	843
174,330	*	ION Media Networks, Inc	141
181,990		Iowa Telecommunications Services, Inc	3,602
98,307	*	iPCS, Inc	5,264
1,883	*	ITC DeltaCom, Inc	3
2,716,895		ITV plc	4,922
15,000		Iwatsu Electric Co Ltd	24
289,218	e*	j2 Global Communications, Inc	7,858
202,000		Kadokawa Holdings, Inc	7,764
3,679		KDDI Corp	22,923
43,779		KT Corp	1,888
10,800		KT Corp (ADR)	232
75,667		KT Freetel Co Ltd	2,319
187,228	*	Leap Wireless International, Inc	9,079
6,520,727	e*	Level 3 Communications, Inc	34,886
1,117,360	*	LG Telecom Ltd	13,048
2,880,234	e*	Liberty Global, Inc	74,137
85,407	*	Liberty Global, Inc (Series C)	2,140
870,620	*	Liberty Media Holding Corp (Capital)	72,758
3,915,045	*	Liberty Media Holding Corp (Interactive)	79,789
125,895	e*	Lightbridge, Inc	1,475
235,007	*	Lin TV Corp (Class A)	1,828
127,009	e*	Lodgenet Entertainment Corp	2,398
28,690		LS Cable Ltd	1,061
21,750		M6-Metropole Television	667
5,900	*	Magyar Telekom (ADR)	118
65,654	*	Magyar Telekom Rt	264
3,448		Mahanagar Telephone Nigam	12
6,600		Mahanagar Telephone Nigam (ADR)	44
14,134	*	Maroc Telecom	218
231,600	e*	Mastec, Inc	2,564
298,200		Maxis Communications Bhd	720
7,700		Media Prima Bhd	4
358,295	e*	Mediacom Communications Corp	2,551
475,490		Mediaset S.p.A.	5,110
3,187	*	Metro One Telecommunications, Inc	8
72,811		Mobile TeleSystems (ADR)	2,750
31,290		MobileOne Ltd	42
10,276		Mobistar S.A.	851
17,020	*	Modern Times Group AB	880
450,623		MTN Group Ltd	3,645
22,100	v	MTN Group Ltd (ADR)	182
96,355		Naspers Ltd	1,480
5,000		Naspers Ltd (ADR)	77
3,400		Net Servicos de Comunicacao S.A. (ADR)	31
311,890	e*	NeuStar, Inc	8,655
358,050	e	News Corp	7,245
678,479	*	NII Holdings, Inc (Class B)	42,174
12,305		Nippon Telegraph & Telephone Corp	60,418
88,985	e	North Pittsburgh Systems, Inc	2,240
183,560	e*	Novatel Wireless, Inc	1,768
75,873	*	NTELOS Holdings Corp	969
19,670		NTT DoCoMo, Inc	30,306
932		Okinawa Cellular Telephone Co	2,470

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
27,943		Orascom Telecom Holding SAE	$1,597
125,630		Partner Communications	1,245
4,900		Partner Communications (ADR)	48
9,103,000	*	Paxys, Inc	1,950
1,374	*	Pegasus Communications Corp	3
304,394	e*	Pegasus Wireless Corp	186
11,582		Philippine Long Distance Telephone Co	524
57,598	e	Philippine Long Distance Telephone Co (ADR)	2,509
267,369	*	Portugal Telecom SGPS S.A.	3,340
700	*	Price Communications Corp	14
71,000		PT Indosat Tbk	40
5,800		PT Indosat Tbk (ADR)	158
30,426		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	368
11,400		PT Telekomunikasi Indonesia (ADR)	412
4,423,500		PT Telekomunikasi Indonesia Tbk	4,052
313,636		Publicis Groupe S.A.	12,353
6,534,663	e*	Qwest Communications International, Inc	56,982
308,065	*	Radio One, Inc (Class A)	1,922
203,119	*	Radio One, Inc (Class D)	1,269
168,990	e*	RCN Corp	4,782
53,604	*	Regent Communications, Inc	203
31,115	*	Retelit S.p.A	14
464,816		Rogers Communications, Inc	25,450
10,100	e	Rostelecom (ADR)	304
17,925,974		Royal KPN NV	228,675
65,057		Salem Communications Corp (Class A)	736
167,063	e*	SAVVIS, Inc	4,761
575,561	*	SBA Communications Corp	14,003
1,674,648		Seat Pagine Gialle S.p.A.	838
387,450		Seven Network Ltd	2,544
394,955		Shaw Communications, Inc	11,827
40,655		Shenandoah Telecom Co	1,767
19,300	v*	Sibirtelecom (ADR)	1,337
259,248		Sinclair Broadcast Group, Inc (Class A)	2,035
7,465,254		Singapore Telecommunications Ltd	11,469
16,379		SK Telecom Co Ltd	3,488
12,200		SK Telecom Co Ltd (ADR)	288
110,289		Sky Network Television Ltd	389
6,585		SKY Perfect Communications, Inc	3,685
14,988		SmarTone Telecommunications Holding Ltd	14
78,649		Societe Television Francaise 1	2,512
15,028	*	Sogecable S.A.	536
225,473	*	Spanish Broadcasting System, Inc (Class A)	985
24,815,089		Sprint Nextel Corp	425,579
14,908	e*	SunCom Wireless Holdings, Inc	14
87,209		SureWest Communications	1,698
7,887		Swisscom AG.	2,625
215,590	*	Syniverse Holdings, Inc	3,234
263,000		Taiwan Mobile Co Ltd	252
176,565	e*	Talk America Holdings, Inc	1,677
14,657		Tele Norte Leste Participacoes S.A.	452
73,582		Tele Norte Leste Participacoes S.A.	1,005
106,881		Tele2 AB (B Shs)	1,079
27,000	*	Telecom Argentina S.A. (ADR)	371
11,186,212		Telecom Corp of New Zealand Ltd	31,765
4,344		Telecom Egypt	11
4,823,853		Telecom Italia S.p.A.	11,622
8,815,678		Telecom Italia S.p.A.	25,040
6,962,049		Telefonica S.A.	120,682

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
7,704		Telefonica S.A. (ADR)	$399
3,802,959		Telefonos de Mexico S.A. de C.V.	4,884
9,500		Telefonos de Mexico S.A. de C.V. (ADR)	242
1,895,688		Telekom Austria AG.	47,836
444,300		Telekom Malaysia Bhd	1,102
190,814		Telekomunikacja Polska S.A.	1,213
3,743,938		Telemig Celular Participacoes S.A.	7
2,215,304		Telenor ASA	28,885
1		Telephone & Data Systems, Inc	-	^
581,571		Telephone & Data Systems, Inc	24,484
129,516	*	Telesp Celular Participacoes S.A.	399
198,300		Television Broadcasts Ltd	1,069
1,308,404		TeliaSonera AB	8,392
125,115		Telkom S.A. Ltd	2,161
1,700	e	Telkom S.A. Ltd (ADR)	118
143,151	e*	Telkonet, Inc	408
2,881,818		Telstra Corp Ltd	7,968
88,578		TELUS Corp	4,985
282,199		TELUS Corp	15,805
193,253	e*	Terremark Worldwide, Inc	1,073
89,167,646		Tim Participacoes S.A.	246
97,422	*	Tiscali S.p.A.	276
443,867	e*	TiVo, Inc	3,369
22,000		Tokyo Broadcasting System, Inc	513
185,900	*	True Corp PCL	47
183,304		Turkcell Iletisim Hizmet A.S.	932
12,453		Turkcell Iletisim Hizmetleri A.S. (ADR)	166
68,435		TV Azteca S.A. de C.V.	44
1,104,399	*	Univision Communications, Inc (Class A)	37,925
13,900	e,v	Uralsvyazinform (ADR)	108
77,213	*	US Cellular Corp	4,610
201,714		USA Mobility, Inc	4,607
16,820,046		Verizon Communications, Inc	624,528
4,043,758	*	Viacom, Inc	150,347
1,038		Videsh Sanchar Nigam Ltd	9
1,900	e	Videsh Sanchar Nigam Ltd (ADR)	33
33,150	e*	Vimpel-Communications (ADR)	2,009
78,265,078	*	Vodafone Group Plc	179,144
535,100	e	Vodafone Group plc (ADR)	12,232
10,400	v*	VolgaTelecom (ADR)	84
214,797	e*	Vonage Holdings Corp	1,478
222,978	*	West Corp	10,770
1,799,551	e	Windstream Corp	23,736
328,857	e*	Wireless Facilities, Inc	704
41,944	e*	WorldSpace, Inc	144
1,324,182	e*	XM Satellite Radio Holdings, Inc	17,069
23,414	*	ZEE Telefilms Ltd	156
		TOTAL COMMUNICATIONS	5,626,743

DEPOSITORY INSTITUTIONS - 11.40%
116,752		1st Source Corp	3,447
702,000		77 Bank Ltd	4,867
27,660	e	Abington Community Bancorp, Inc	415
6,006,905		ABN AMRO Holding NV	175,193
66,843	*	ACE Cash Express, Inc	1,998
8,408		Adelaide Bank Ltd	81
66,443		African Bank Investments Ltd	189
6,599		Akbank T.A.S. (ADR)	62
228,158		Akbank TAS	1,168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
89,598		Alabama National Bancorp	$6,115
471,495		Allied Irish Banks plc	12,538
1,197,999		Allied Irish Banks plc	31,902
537,189		Alpha Bank S.A.	14,332
1,305		Amagerbanken A/S	83
147,062		Amcore Financial, Inc	4,455
59,037		AmericanWest Bancorp	1,255
70,065		Ameris Bancorp	1,906
11,345	e	Ames National Corp	243
43,900		AMMB Holdings Bhd	30
1,438,567		AmSouth Bancorp	41,776
124,995		Anchor Bancorp Wisconsin, Inc	3,570
15,830		Arab Bank plc	533
61,496		Arrow Financial Corp	1,560
593,326		Associated Banc-Corp	19,283
404,891		Astoria Financial Corp	12,479
3,670		Attijariwafa Bank	841
2,134,137		Australia & New Zealand Banking Group Ltd	42,723
239,041		Banca Fideuram S.p.A.	1,523
3,683,037		Banca Intesa S.p.A.	24,239
1,168,467		Banca Intesa S.p.A.	7,157
930,422		Banca Monte dei Paschi di Siena S.p.A.	5,640
360,279		Banca Popolare di Milano	4,765
43,585		Bancfirst Corp	2,036
292,068		Banche Popolari Unite Scpa	7,859
3,651,559		Banco Bilbao Vizcaya Argentaria S.A.	84,504
235,173		Banco BPI S.A.	1,753
143,800		Banco Bradesco S.A.	4,761
9,800	e	Banco Bradesco S.A. (ADR)	327
1,508,794		Banco Comercial Portugues S.A.	4,687
1,024		Banco de Chile (ADR)	43
54,568		Banco de Credito e Inversiones	1,510
4,275,800		Banco de Oro Universal Bank	3,408
160,380		Banco Espirito Santo S.A.	2,451
154,329		Banco Itau Holding Financeira S.A.	4,621
10,500	e	Banco Itau Holding Financeira S.A. (ADR)	315
81,268		Banco Nossa Caixa S.A.	1,620
316,187		Banco Popolare di Verona e Novara Scrl	8,737
321,068		Banco Popular Espanol S.A.	5,264
9,228,908		Banco Santander Central Hispano S.A.	145,933
6,834,603		Banco Santander Chile S.A.	300
8,000		Banco Santander Chile S.A. (ADR)	362
91,390	e	BanColombia S.A. (ADR)	2,614
59,785	e*	Bancorp, Inc	1,524
321,954		Bancorpsouth, Inc	8,937
52,999		BancTrust Financial Group, Inc	1,478
11,800		Bangkok Bank PCL	34
214,100		Bangkok Bank PCL	627
568		Banif SGPS S.A.	19
603,233		Bank Hapoalim Ltd	2,851
558,726		Bank Leumi Le-Israel	2,191
355,992		Bank Mutual Corp	4,318
30,363,314		Bank of America Corp	1,626,563
8,265,000	*	Bank of China Ltd	3,554
1,499,874		Bank of Communications Co Ltd	1,057
2,397,540		Bank of East Asia Ltd	10,940
921,800		Bank of Fukuoka Ltd	6,766
167,246	e	Bank of Granite Corp	2,932
231,734		Bank of Hawaii Corp	11,160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
382,857		Bank of Ireland	$7,486
273,331		Bank of Ireland	5,348
10,999	*	Bank of Jordan	45
417,900		Bank of Kyoto Ltd	4,224
1,101,484		Bank of Montreal	66,616
6,362,573		Bank of New York Co, Inc	224,344
1,941,300	e	Bank of Nova Scotia	83,436
99,000		Bank of Okinawa Ltd	3,889
2,631		Bank of Queensland Ltd	30
67,450	e	Bank of the Ozarks, Inc	2,285
34,700		Bank of the Philippine Islands	40
172,900		Bank of the Ryukyus Ltd	3,579
1,886,600		Bank of Yokohama Ltd	14,853
1,236		Bank Przemyslowo-Handlowy Bph	319
4,765,000		Bank Rakyat Indonesia	2,531
33		Bank Sarasin & Compagnie AG.	97
31,801		Bank Zachodni WBK S.A.	1,955
269,304		BankAtlantic Bancorp, Inc (Class A)	3,830
141,608		BankFinancial Corp	2,477
240,190		BankUnited Financial Corp (Class A)	6,262
63,719	e	Banner Corp	2,615
588		Banque Marocaine du Commerce Exterieur	73
13,655,968		Barclays plc	172,333
195		Basler Kantonalbank	17
2,517,173		BB&T Corp	110,202
7,000		BBVA Banco Frances S.A. (ADR)	52
44,406		Berkshire Hills Bancorp, Inc	1,580
161,812	*	BFC Financial Corp	945
1,748,751		BNP Paribas	188,156
4,064,000		BOC Hong Kong Holdings Ltd	9,129
90,672		BOK Financial Corp	4,769
231,244	e	Boston Private Financial Holdings, Inc	6,447
307	*	BRE Bank S.A.	24
364,905		Brookline Bancorp, Inc	5,017
46,406		Cadence Financial Corp	941
46,354		Camden National Corp	1,863
745,060	e	Canadian Imperial Bank of Commerce	56,159
13,905	*	Capital Bank of Jordan	40
71,218	e	Capital City Bank Group, Inc	2,215
52,299	e	Capital Corp of the West	1,622
100	*	Capital Crossing Bank	3
4,060,523		Capitalia S.p.A.	33,623
80,347		Capitol Bancorp Ltd	3,575
97,614	e	Capitol Federal Financial	3,471
138,858		Cardinal Financial Corp	1,522
136,587	e	Cascade Bancorp	5,129
30,717	e	Cass Information Systems, Inc	1,017
1,904,864		Cathay Financial Holding Co Ltd	3,816
308,296	e	Cathay General Bancorp	11,129
337,529	*	Centennial Bank Holdings, Inc	3,267
62,825	e	Center Financial Corp	1,494
38,259		Centerstate Banks of Florida, Inc	769
224,333	e	Central Pacific Financial Corp	8,206
722,000	*	Chang Hwa Commercial Bank	435
23,728	e	Charter Financial Corp	949
147,371		Chemical Financial Corp	4,374
1,183,855		Chiba Bank Ltd	10,553
10,245,545		China Construction Bank	4,432
6,550,566		China Development Financial Holding Corp	2,721

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,077,000	*	China Merchants Bank Co Ltd	$1,518
1,875,305		Chinatrust Financial Holding Co	1,400
322,837		Chittenden Corp	9,262
30,775,058		Citigroup, Inc	1,528,597
7,558	e	Citizens & Northern Corp	170
281,552	e	Citizens Banking Corp	7,394
54,405		Citizens First Bancorp, Inc	1,385
48,984		City Bank	2,304
112,637		City Holding Co	4,491
170,244		City National Corp	11,417
78,248		Clifton Savings Bancorp, Inc	878
209,401		Close Brothers Group plc	4,001
103,242	e	Coastal Financial Corp	1,301
79,313	e	CoBiz, Inc	1,813
650,599		Colonial Bancgroup, Inc	15,940
5,745	e	Colony Bankcorp, Inc	120
43,563	e	Columbia Bancorp	1,071
90,898		Columbia Banking System, Inc	2,910
896,852		Comerica, Inc	51,049
283,248		Commerce Asset Holdings Bhd	511
895,463		Commerce Bancorp, Inc	32,872
279,822		Commerce Bancshares, Inc	14,151
3,240		Commercial Bankshares, Inc	116
272,132		Commercial Capital Bancorp, Inc	4,338
20,740		Commercial International Bank	166
16,173		Commercial International Bank (GDR)	127
1,569,702		Commerzbank AG.	52,847
1,041,419		Commonwealth Bank of Australia	35,510
33,320	*	Community Bancorp	1,017
30,260		Community Bancorp, Inc	1,237
189,992		Community Bank System, Inc	4,210
132,806	e	Community Banks, Inc	3,559
117,785		Community Trust Bancorp, Inc	4,435
669,812		Compass Bancshares, Inc	38,166
2,303,348		CorpBanca S.A.	11
222,153	e	Corus Bankshares, Inc	4,967
30,232		Credicorp Ltd	1,259
1,415,837		Credit Agricole S.A.	62,191
229,289	e	Cullen/Frost Bankers, Inc	13,257
346,923		CVB Financial Corp	5,124
120,610		Daegu Bank	2,020
903,668		Danske Bank A/S	35,541
1,668,723		DBS Group Holdings Ltd	20,173
992,939		Depfa Bank plc	18,332
976,166		Deutsche Bank AG.	117,792
1,374,431		Dexia	35,606
168,373		Dime Community Bancshares	2,480
562,615		DNB NOR Holding ASA	6,888
60,391	*	Dollar Financial Corp	1,318
144,879	e	Downey Financial Corp	9,640
567,700		E.Sun Financial Holding Co Ltd	340
291,860		East West Bancorp, Inc	11,561
77,322		EFG Eurobank Ergasias S.A.	2,369
110,058	*	Egyptian Financial Group-Hermes Holding	805
47,225	e	Enterprise Financial Services Corp	1,457
10,000	*	Equitable PCI Bank	15
66,029		Erste Bank der Oesterreichischen Sparkassen AG.	4,111
201,606	e*	Euronet Worldwide, Inc	4,949
36,935		Farmers Capital Bank Corp	1,251

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
137,112	e	Fidelity Bankshares, Inc	$5,349
2,027,795		Fifth Third Bancorp	77,218
100		Financial Institutions, Inc	2
66,826	e	First Bancorp	1,362
655,921	e	First Bancorp	7,254
78,514		First Busey Corp (Class A)	1,783
176,531		First Charter Corp	4,247
29,492		First Citizens Bancshares, Inc (Class A)	5,636
419,196	e	First Commonwealth Financial Corp	5,462
135,775		First Community Bancorp, Inc	7,597
58,669		First Community Bancshares, Inc	1,958
100		First Defiance Financial Corp	3
200,943		First Financial Bancorp	3,197
113,679		First Financial Bankshares, Inc	4,337
79,140		First Financial Corp	2,525
75,130	e	First Financial Holdings, Inc	2,571
848,627	e	First Horizon National Corp	32,256
82,171		First Indiana Corp	2,137
134,596		First Merchants Corp	3,183
314,159		First Midwest Bancorp, Inc	11,903
641,999	e	First Niagara Financial Group, Inc	9,360
90,628	e	First Place Financial Corp	2,054
53,960	*	First Regional Bancorp	1,838
148,301	e	First Republic Bank	6,312
51,668	e	First South Bancorp, Inc	1,581
109,367		First State Bancorporation	2,840
141,518	e*	FirstFed Financial Corp	8,027
533,646	e	FirstMerit Corp	12,365
866,572		FirstRand Ltd	1,969
93,209		Flag Financial Corp	2,334
370,436		Flagstar Bancorp, Inc	5,390
106,476	e	Flushing Financial Corp	1,863
326,001		FNB Corp	5,431
75,070	e	FNB Corp	2,703
93		Forstaedernes Bank A/S	12
937,858		Fortis	38,068
462,027	*	Fortis	23
123,131	e*	Franklin Bank Corp	2,448
383,417	e	Fremont General Corp	5,364
223,314	e	Frontier Financial Corp	5,793
1,105,818		Fubon Financial Holding Co Ltd	917
12,399		Fubon Financial Holding Co Ltd (GDR)	104
48,000		Fuhwa Financial Holdings Co Ltd	21
742,337		Fulton Financial Corp	12,018
71,005	e	GB&T Bancshares, Inc	1,495
185,554	e	Glacier Bancorp, Inc	6,340
1,546,030		Golden West Financial Corp	119,431
62,155	e	Great Southern Bancorp, Inc	1,747
476,974		Greater Bay Bancorp	13,455
43,480		Greene County Bancshares, Inc	1,590
214,873		Grupo Financiero Banorte S.A. de C.V.	677
5,800	*	Grupo Financiero Galicia S.A. (ADR)	38
2,832,000		Gunma Bank Ltd	20,930
14,012		Haci Omer Sabanci Holding A.S.	49
179,062	e	Hancock Holding Co	9,589
750,994		Hang Seng Bank Ltd	9,490
230,917		Hanmi Financial Corp	4,526
125,885		Harbor Florida Bancshares, Inc	5,578
170,123		Harleysville National Corp	3,419

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
61,194		HDFC Bank Ltd	$1,233
6,200	e	HDFC Bank Ltd (ADR)	379
83,408	e	Heartland Financial USA, Inc	2,142
62,125		Heritage Commerce Corp	1,438
1,284,600		Hokuhoku Financial Group, Inc	4,839
1,700		Home Bancshares, Inc	38
23,874		Home Federal Bancorp, Inc	371
16,800		Hong Leong Bank Bhd	24
4,300		Hong Leong Credit Bhd	5
57,740	e	Horizon Financial Corp	1,724
729		Housing Bank for Trade and Finance	9
4,079,167		HSBC Holdings plc	74,403
14,829,750		HSBC Holdings plc	270,583
550,000		Hua Nan Financial Holdings Co Ltd	361
9,543,110		Hudson City Bancorp, Inc	126,446
1,119,080		Huntington Bancshares, Inc	26,780
55,184		IBERIABANK Corp	3,366
578,309		ICICI Bank Ltd (ADR)	17,760
87,960		Independent Bank Corp	2,860
132,058		Independent Bank Corp	3,206
397,501		IndyMac Bancorp, Inc	16,361
91,495		Integra Bank Corp	2,313
99,609		Interchange Financial Services Corp	2,253
312,680		International Bancshares Corp	9,280
43,644	e*	Intervest Bancshares Corp	1,901
223,040	*	Investec Ltd	2,085
588,754	*	Investec Plc	5,782
309,056	*	Investors Bancorp, Inc	4,664
331,322	e	Investors Financial Services Corp	14,273
181,426		Irwin Financial Corp	3,549
15,080	*	Israel Discount Bank Ltd	28
33,093		ITLA Capital Corp	1,779
2,881,000		Joyo Bank Ltd	17,097
23,649,272		JPMorgan Chase & Co	1,110,570
1,460,809		Julius Baer Holding AG.	145,912
44,248	*	Jyske Bank	2,551
1,319,700		Kasikornbank PCL	2,424
432,000		Kasikornbank PCL	771
15,700		Kasikornbank PCL	28
127,009	e	Kearny Financial Corp	1,928
1,892,247		Keycorp	70,846
83,000	*	Kiyo Holdings Inc (GDR)	134
179,048		KNBT Bancorp, Inc	2,879
4,865		Komercni Banka A.S.	721
1,365		Komercni Banka A.S. (GDR)	69
248,389		Kookmin Bank	19,582
13,400		Kookmin Bank (ADR)	1,046
154,710	*	Korea Exchange Bank	1,978
36,100		Krung Thai Bank PCL	11
4,335,300		Krung Thai Bank PCL	1,316
103,667	e	Lakeland Bancorp, Inc	1,480
69,220		Lakeland Financial Corp	1,627
5,618,896		Lloyds TSB Group plc	56,758
311,682		M&T Bank Corp	37,389
85,881		Macatawa Bank Corp	1,966
220,166		MAF Bancorp, Inc	9,091
75,920	e	MainSource Financial Group, Inc	1,288
415,800		Malayan Banking Bhd	1,263
2,235,311		Marshall & Ilsley Corp	107,697

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
204,871		MB Financial, Inc	$7,554
86,227	e	MBT Financial Corp	1,280
1,233,795		Mediobanca S.p.A.	26,910
2,146,159		Mellon Financial Corp	83,915
62,560		Mercantile Bank Corp	2,474
566,446		Mercantile Bankshares Corp	20,545
31,311		MetroCorp Bancshares, Inc	710
1,553,600		Metropolitan Bank & Trust	1,269
136,609	e	Mid-State Bancshares	3,738
83,736	e	Midwest Banc Holdings, Inc	2,045
17,228		Mitsubishi UFJ Financial Group, Inc	221,685
550,000		Mitsui Trust Holdings, Inc	6,258
4,190		Mizrahi Tefahot Bank Ltd	26
20,205		Mizuho Financial Group. Inc	156,680
158,944		Nara Bancorp, Inc	2,907
20,266		NASB Financial, Inc	806
1,280,147		National Australia Bank Ltd	35,015
309,663	e	National Bank Of Canada	16,900
819,133		National Bank of Greece S.A.	35,254
3,622,487		National City Corp	132,583
6,793,000		National Finance PCL	2,694
277,817	e	National Penn Bancshares, Inc	5,451
196,324		NBT Bancorp, Inc	4,566
154,292		Nedbank Group Ltd	2,262
277,410	e*	Net 1 UEPS Technologies, Inc	6,342
374,160	e	NetBank, Inc	2,264
1,192,249	e	New York Community Bancorp, Inc	19,529
661,757	e	NewAlliance Bancshares, Inc	9,695
342,800		Nishi-Nippon City Bank Ltd	1,680
876,656		Nordea Bank AB	11,480
3,015,748		Nordea Bank AB	39,507
2,215,737		North Fork Bancorporation, Inc	63,459
47,508	e*	Northern Empire Bancshares	1,331
1,516,109		Northern Trust Corp	88,586
111,134		Northwest Bancorp, Inc	2,834
61,082		OceanFirst Financial Corp	1,310
71,964		OKO Bank	1,148
468,044		Old National Bancorp	8,940
90,589		Old Second Bancorp, Inc	2,714
73,539	e	Omega Financial Corp	2,211
220,121	e	Oriental Financial Group, Inc	2,624
78,542		OTP Bank Rt	2,477
2,981,769		Oversea-Chinese Banking Corp	12,297
326,098	e	Pacific Capital Bancorp	8,795
75,057	e	Park National Corp	7,512
284,920	e	Partners Trust Financial Group, Inc	3,051
19,373	e	Peapack Gladstone Financial Corp	474
59,057		Pennfed Financial Services, Inc	990
6,247	*	Pennsylvania Commerce Bancorp, Inc	165
87,366		Peoples Bancorp, Inc	2,554
277,988		People's Bank	11,011
137,549		PFF Bancorp, Inc	5,095
86,023	e*	Pinnacle Financial Partners, Inc	3,080
888,395		Piraeus Bank S.A.	23,026
59,020		Placer Sierra Bancshares	1,311
1,617,556		PNC Financial Services Group, Inc	117,176
1,259,578		Popular, Inc	24,486
121,488		Powszechna Kasa Oszczednosci Bank Polski S.A.	1,416
33,506		Preferred Bank	2,009

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
81,916	e	Premierwest Bancorp	$1,310
102,754	e	PrivateBancorp, Inc	4,698
127,380	e	Prosperity Bancshares, Inc	4,336
206,214		Provident Bankshares Corp	7,640
524,945	e	Provident Financial Services, Inc	9,717
239,413	e	Provident New York Bancorp	3,275
1,070,500		PT Bank Central Asia Tbk	560
43,500		PT Bank Danamon Indonesia Tbk	25
192,320,500		PT Bank Internasional Indonesia Tbk	4,065
16,481,000		PT Bank Mandiri Persero Tbk	4,154
462,300		Public Bank Bhd	840
156,050		Pusan Bank	1,929
25,785	e*	QC Holdings, Inc	308
367,572		R & G Financial Corp (Class B)	2,738
29,382		Raiffeisen International Bank Holding AG.	3,130
1,926,511	e	Regions Financial Corp	70,876
90,036	e	Renasant Corp	2,527
473,358	e	Republic Bancorp, Inc	6,310
90,172		Republic Bancorp, Inc (Class A)	1,907
3,303		Resona Holdings, Inc	9,899
1,093,200		RHB Capital Bhd	842
51,072		Rockville Financial, Inc	740
1,500	*	Roma Financial Corp	23
182		Roskilde Bank	38
62,632		Royal Bancshares of Pennsylvania (Class A)	1,697
2,430,985	e	Royal Bank of Canada	107,679
135,600	*	Royal Bank Of Canada	6,029
7,184,726		Royal Bank of Scotland Group plc	247,387
152,553		S&T Bancorp, Inc	4,958
72,707	e	S.Y. Bancorp, Inc	2,157
87,580	e	Sandy Spring Bancorp, Inc	3,097
1,608,132		Sanpaolo IMI S.p.A.	33,953
41,133		Santander BanCorp	777
1,000		Sapporo Hokuyo Holdings, Inc	10,921
400	v	Sberbank (GDR)	101
49,477		SCBT Financial Corp	1,850
72,458		Seacoast Banking Corp of Florida	2,188
72,577		Security Bank Corp	1,641
9,242,212		Shin Kong Financial Holding Co Ltd	8,503
287,390		Shinhan Financial Group Co Ltd	12,953
4,200		Shinhan Financial Group Co Ltd (ADR)	377
831,000		Shinsei Bank Ltd	5,065
2,000,300		Shizuoka Bank Ltd	21,743
54,836		Shore Bancshares, Inc	1,577
175,800		Siam Commercial Bank PCL	281
36,899	e	Sierra Bancorp	1,153
113,421	e*	Signature Bank	3,508
85,357		Simmons First National Corp (Class A)	2,476
1,247,947		SinoPac Financial Holdings Co Ltd	596
394,615		Skandinaviska Enskilda Banken AB (A Shs)	10,608
474,834		Sky Financial Group, Inc	11,823
42,878	e	Smithtown Bancorp, Inc	1,157
832,711		Societe Generale (A Shs)	132,518
2,443,890		South Financial Group, Inc	63,614
66,414	e	Southside Bancshares, Inc	1,773
105,083		Southwest Bancorp, Inc	2,713
1,592,651		Sovereign Bancorp, Inc	34,258
2,541		Sparebanken Midt-Norge	30
334		St Galler Kantonalbank	128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
403,039		Standard Bank Group Ltd	$4,026
100		State Bancorp, Inc	2
4,176		State Bank of India Ltd (GDR)	232
54,195		State National Bancshares, Inc	2,059
1,911,794	e	State Street Corp	119,296
108,372		Sterling Bancorp	2,131
374,376		Sterling Bancshares, Inc	7,581
205,808		Sterling Financial Corp	4,526
205,721	e	Sterling Financial Corp	6,672
73,791		Suffolk Bancorp	2,355
10,919		Sumitomo Mitsui Financial Group, Inc	114,621
2,810,692		Sumitomo Trust & Banking Co Ltd	29,410
57,644		Summit Bancshares, Inc	1,621
3,865	e	Summit Financial Group, Inc	71
90,479	*	Sun Bancorp, Inc	1,704
3,728,460		SunTrust Banks, Inc	288,135
84,978	e*	Superior Bancorp	977
124,300		Suruga Bank Ltd	1,553
326,983		Susquehanna Bancshares, Inc	7,991
208,274	e*	SVB Financial Group	9,297
211,283	e	Svenska Handelsbanken	5,766
443,206		Svenska Handelsbanken AB (A Shs)	11,975
45,020		Sydbank A/S	1,658
1,510,528		Synovus Financial Corp	44,364
28,482		Taylor Capital Group, Inc	842
1,674,091		TCF Financial Corp	44,012
720,022		TD Banknorth, Inc	20,794
113,351	e*	Texas Capital Bancshares, Inc	2,122
277,140		Texas Regional Bancshares, Inc (Class A)	10,656
46,700	e	Texas United Bancshares, Inc	1,541
134,904		TierOne Corp	4,577
16,000		Tochigi Bank Ltd	99
44,282		Tompkins Trustco, Inc	2,013
99,682	e	Trico Bancshares	2,467
467,634		Trustco Bank Corp NY	5,069
294,974	e	Trustmark Corp	9,271
258,696		Turkiye Garanti Bankasi A.S.	765
17,850	v	Turkiye Garanti Bankasi A.S. (ADR)	52
234,093		Turkiye Is Bankasi	1,244
55,707		Turkiye Vakiflar Bankasi Tao	246
3,269,444	*	UBS A.G.	195,573
549,527	e	UCBH Holdings, Inc	9,595
194,485		UMB Financial Corp	7,112
359,039	e	Umpqua Holdings Corp	10,269
282,135		Unibanco - Uniao de Bancos Brasileiros S.A.	2,089
15,632,718		UniCredito Italiano S.p.A	129,742
51,654		Union Bankshares Corp	2,289
358,870		UnionBanCal Corp	21,855
236,396		United Bankshares, Inc	8,799
180,591	e	United Community Banks, Inc	5,427
157,633		United Community Financial Corp	1,942
1,572		United Financial Bancorp, Inc	20
1,644,361		United Overseas Bank Ltd	16,876
37,962	e	United Security Bancshares	856
66,327	e	Univest Corp of Pennsylvania	1,916
12,502,991	e	US Bancorp	415,349
70,060		USB Holding Co, Inc	1,546
3,855		UTI Bank Ltd	32
6,379		UTI Bank Ltd (GDR)	53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
611		Valiant Holding	$66
529,233	e	Valley National Bancorp	13,532
152		Verwalt & Privat-Bank AG.	36
47,432	e	Vineyard National Bancorp	1,231
90,016	e*	Virginia Commerce Bancorp	1,998
63,595		Virginia Financial Group, Inc	1,746
652,173		W Holding Co, Inc	3,854
10,082,573		Wachovia Corp	562,608
376,377		Washington Federal, Inc	8,446
7,502,182		Washington Mutual, Inc	326,120
88,281		Washington Trust Bancorp, Inc	2,340
29,000		Waterland Financial Holdings	9
53,634	e*	Wauwatosa Holdings, Inc	947
224,972		Webster Financial Corp	10,598
21,218,892		Wells Fargo & Co	767,700
120,641	e	WesBanco, Inc	3,525
109,773	e	West Bancorporation, Inc	1,878
90,564	e	West Coast Bancorp	2,766
189,915	e	Westamerica Bancorporation	9,593
34,249	e*	Western Alliance Bancorp	1,127
28,125		Westfield Financial, Inc	894
1,850,118		Westpac Banking Corp	31,315
285,270		Whitney Holding Corp	10,204
79,992		Willow Grove Bancorp, Inc	1,253
283,723		Wilmington Trust Corp	12,640
89,330	e	Wilshire Bancorp, Inc	1,701
414,000		Wing Hang Bank Ltd	4,044
143,388	e	Wintrust Financial Corp	7,191
1,400		Woori Finance Holdings Co Ltd (ADR)	88
34,719		WSFS Financial Corp	2,159
149,141	*	Yapi ve Kredi Bankasi	258
51,414	e	Yardville National Bancorp	1,833
3,362,909	*	Yes Bank Ltd	6,770
497,908		Zions Bancorporation	39,738
		TOTAL DEPOSITORY INSTITUTIONS	13,998,943

EATING AND DRINKING PLACES - 0.96%
126,869	e*	AFC Enterprises	1,832
430,208		Applebees International, Inc	9,254
851,399	e	Aramark Corp (Class B)	27,977
25,924		Autogrill S.p.A.	413
79,537	e*	BJ's Restaurants, Inc	1,751
207,977		Bob Evans Farms, Inc	6,298
1,558,486		Brinker International, Inc	62,480
41,882	e*	Buffalo Wild Wings, Inc	1,602
116,260	e*	California Pizza Kitchen, Inc	3,480
209,740		CBRL Group, Inc	8,480
210,889	e*	CEC Entertainment, Inc	6,645
45,718	e*	Chipotle Mexican Grill, Inc	2,271
402,608	e	CKE Restaurants, Inc	6,732
28,680,479		Compass Group plc	144,049
198,572	*	Cosi, Inc	1,064
1,181,894		Darden Restaurants, Inc	50,195
716,886	*	Denny's Corp	2,445
305,385		Domino's Pizza, Inc	7,833
143,870		Enterprise Inns plc	2,842
137,399		IHOP Corp	6,368
297,700	*	Jack in the Box, Inc	15,534
8,000		Jollibee Foods Corp	6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
332,748	e*	Krispy Kreme Doughnuts, Inc	$2,695
100,503	e	Landry's Restaurants, Inc	3,030
99,842		Lone Star Steakhouse & Saloon, Inc	2,773
132,994	e*	Luby's, Inc	1,313
77,790	*	McCormick & Schmick's Seafood Restaurants, Inc	1,749
8,884,037		McDonald's Corp	347,544
1,748,187		Mitchells & Butlers plc	19,296
90,250	*	Morton's Restaurant Group, Inc	1,391
134,090	*	O'Charleys, Inc	2,544
294,163		Onex Corp	6,585
287,671		OSI Restaurant Partners, Inc	9,122
284,850	e*	Papa John's International, Inc	10,286
158,680	e*	PF Chang's China Bistro, Inc	5,508
1,341,832		Punch Taverns plc	24,357
202,776	e*	Rare Hospitality International, Inc	6,197
97,021	e*	Red Robin Gourmet Burgers, Inc	4,474
340,229	e	Ruby Tuesday, Inc	9,591
145,898	*	Ruth's Chris Steak House, Inc	2,746
252,176	*	Ryan's Restaurant Group, Inc	4,002
275,203		Sodexho Alliance S.A.	15,250
502,329	*	Sonic Corp	11,358
4,054,213	e*	Starbucks Corp	138,046
273,903	e*	Texas Roadhouse, Inc (Class A)	3,364
912,457	e*	The Cheesecake Factory, Inc	24,810
165,960	e*	The Steak N Shake Co	2,803
125,600	e	Tim Hortons, Inc	3,303
49,255		Triarc Cos (Class A)	817
238,665		Triarc Cos (Class B)	3,609
487,555		Wendy's International, Inc	32,666
18,055		Wetherspoon (J.D.) plc	173
75,479		Whitbread plc	1,830
1,946,161		Yum! Brands, Inc	101,298
		TOTAL EATING AND DRINKING PLACES	1,174,081

EDUCATIONAL SERVICES - 0.09%
750,354	*	Apollo Group, Inc (Class A)	36,947
37,200		Benesse Corp	1,376
367,507		CAE, Inc	3,133
575,138	*	Career Education Corp	12,941
517,040	e*	Corinthian Colleges, Inc	5,589
351,918	e*	DeVry, Inc	7,485
92,392	e*	Educate, Inc	738
220,869	*	ITT Educational Services, Inc	14,644
16,628	*	Lincoln Educational Services Corp	272
197,866	*	Laureate Education, Inc	9,470
72,000		Raffles Education Corp Ltd	115
88,151		Strayer Education, Inc	9,539
86,900		UP, Inc	566
130,650	e*	Universal Technical Institute, Inc	2,337
		TOTAL EDUCATIONAL SERVICES	105,152

ELECTRIC, GAS, AND SANITARY SERVICES - 4.12%
33,162		AEM Torino S.p.A	96
4,197,513	*	AES Corp	85,587
356,976	e	AGL Resources, Inc	13,030
809,984	*	Alinta Ltd	6,882
1,019,040	*	Allegheny Energy, Inc	40,935
160,394		Allete, Inc	6,969
1,075,401	e	Alliant Energy Corp	38,424

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,050,323	*	Allied Waste Industries, Inc	$11,837
928,505	e	Ameren Corp	49,016
89,288		American Ecology Corp	1,763
3,635,147		American Electric Power Co, Inc	132,210
98,700	e	American States Water Co	3,775
542,634		Aqua America, Inc	11,905
2,210,502	*	Aquila, Inc	9,571
378,681		Atmos Energy Corp	10,811
1,850,800		AU Optronics Corp	2,620
343,355		Australian Gas Light Co Ltd	5,489
289,639		Avista Corp	6,859
1,622,515	*	Babcock & Brown Environmental Investments Ltd	2,267
386	*	Beacon Power Corp	-	^
148,181		BKW FMB Energie AG.	14,457
196,311	e	Black Hills Corp	6,598
100,780	e	California Water Service Group	3,722
528,599		Caltex Australia Ltd	9,416
101,003		Cascade Natural Gas Corp	2,635
119,508	e*	Casella Waste Systems, Inc (Class A)	1,236
1,426,913	e	Centerpoint Energy, Inc	20,433
1,200		Central Vermont Public Service Corp	27
3,715,464		Centrica plc	22,626
72,768		CEZ	2,577
125,982	e	CH Energy Group, Inc	6,484
2,282,000		China Resources Power Holdings Co	2,414
410,900		Chubu Electric Power Co, Inc	10,679
8,709,220		Cia de Gas de Sao Paulo	1,204
19,796,555		Cia de Saneamento Basico do Estado de Sao Paulo	2,367
20,009,311		Cia Energetica de Minas Gerais	785
114,512,937		Cia Paranaense de Energia	1,290
133,721	e*	Clean Harbors, Inc	5,824
300,598		Cleco Corp	7,587
2,136,145		CLP Holdings Ltd	12,942
1,056,632	*	CMS Energy Corp	15,258
382,343		Colbun S.A.	70
3,545		Connecticut Water Service, Inc	78
1,172,123	e	Consolidated Edison, Inc	54,152
939,510		Constellation Energy Group, Inc	55,619
322,165		Contact Energy Ltd	1,504
721,651	*	Covanta Holding Corp	15,537
54,184	e	Crosstex Energy, Inc	4,853
246,206		Dogan Sirketler Grubu Holdings	951
1,757,511		Dominion Resources, Inc	134,432
2,376,574	e	DPL, Inc	64,453
715,871		DTE Energy Co	29,716
5,830,991		Duke Energy Corp	176,096
458,291	e	Duquesne Light Holdings, Inc	9,010
3,234,106	*	Dynegy, Inc (Class A)	17,917
809,849		E.ON AG.	95,998
2,802,397		Edison International	116,692
1,661		EDP - Energias do Brasil S.A.	21
3,463,107	e	El Paso Corp	47,237
285,024	*	El Paso Electric Co	6,367
104,220		Electric Power Development Co	3,714
344,100		Electricity Generating PCL	733
156,569	e	Empire District Electric Co	3,504
793,956		Empresa Nacional de Electricidad S.A.	803
589,618	*	Enbridge, Inc	19,027
1,996,511		Endesa S.A.	84,938

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
7,762,995		Enel S.p.A.	$70,827
418,087	e	Energen Corp	17,505
8,540,004		Energias de Portugal S.A.	37,036
14,743		Energy Developments Ltd	50
669,213	e	Energy East Corp	15,874
39,707		EnergySouth, Inc	1,340
2,851,308		Enersis S.A.	758
2,700		Enersis S.A. (ADR)	36
2,468,881		Entergy Corp	193,141
4,426,582	e	Exelon Corp	267,985
2,470,312		First Philippine Holdings Corp	2,461
1,974,997	e	FirstEnergy Corp	110,323
293,292		Fortis, Inc	6,413
11,394,744		Fortum Oyj	303,577
2,077,083		FPL Group, Inc	93,469
641,329		Gas Natural SDG S.A.	23,381
64,232		Gaz de France	2,558
1,625,800		Glow Energy PCL	1,223
321,224	e	Great Plains Energy, Inc	9,964
413,400		Guangdong Electric Power Development Co Ltd	203
78,000		Guangdong Investments Ltd	32
337,758	e	Hawaiian Electric Industries, Inc	9,140
109,600		Hokkaido Electric Power Co, Inc	2,658
7,191,199		Hong Kong & China Gas Ltd	16,855
1,518,011		Hong Kong Electric Holdings Ltd	7,102
22,000		Huadian Power International Co	6
236,000		Huaneng Power International, Inc	170
5,900	e	Huaneng Power International, Inc (ADR)	171
17,065		Hunting plc	142
1,111,893		Iberdrola S.A.	49,771
250,112	e	Idacorp, Inc	9,457
5,881,218		International Power plc	34,466
19,545		Inversiones Aguas Metropolitanas S.A.	22
75,704		ITC Holdings Corp	2,362
1,019,103		Kansai Electric Power Co, Inc	23,509
315,564		Kelda Group plc	5,025
1,007,149		KeySpan Corp	41,434
622,950		Kinder Morgan, Inc	65,316
83,747		Korea Electric Power Corp	3,261
19,600	e	Korea Electric Power Corp (ADR)	383
647,200		Kyushu Electric Power Co, Inc	15,286
157,234		Laclede Group, Inc	5,044
15,200		Malakoff Bhd	40
35,864		Markwest Hydrocarbon, Inc	1,004
764,246		MDU Resources Group, Inc	17,073
149,799		Metal Management, Inc	4,170
119,191		MGE Energy, Inc	3,859
20,331		Middlesex Water Co	391
2,000,508	*	Mirant Corp	54,634
2,000,000		MMC Corp Bhd	1,649
670		Munters AB	26
619,138		National Fuel Gas Co	22,506
4,794,629		National Grid plc	59,923
165,756	e	New Jersey Resources Corp	8,172
367,233	e	Nicor, Inc	15,703
1,220,921		NiSource, Inc	26,543
1,121,685		Northeast Utilities	26,102
165,677	e	Northwest Natural Gas Co	6,508
262,097	e	NorthWestern Corp	9,168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,712,123	e*	NRG Energy, Inc	$77,559
689,283		NSTAR	22,994
65,032		Oest Elektrizitatswirts	3,146
751,766		OGE Energy Corp	27,146
107,300		Okinawa Electric Power Co, Inc	6,304
870,547		Oneok, Inc	32,898
47,901	e	Ormat Technologies, Inc	1,567
4,589,445		Osaka Gas Co Ltd	16,007
190,329	e	Otter Tail Corp	5,565
224,404	e	Peoples Energy Corp	9,122
870,937		Pepco Holdings, Inc	21,051
152,400		Petronas Gas Bhd	362
965,000	*	Petronet LNG Ltd	1,011
1,599,168		PG&E Corp	66,605
48,667	*	Pico Holdings, Inc	1,584
456,844		Piedmont Natural Gas Co, Inc	11,563
90,305	*	Pike Electric Corp	1,346
397,672	e	Pinnacle West Capital Corp	17,915
348,644	e*	Plug Power, Inc	1,419
402,067	e	PNM Resources, Inc	11,085
1,271,483	*	Polish Oil & Gas Co	1,283
59,435	e	Portland General Electric Co	1,451
2,496,349		PPL Corp	82,130
1,134,381	e	Progress Energy, Inc	51,478
496,039	v*	Progress Energy, Inc	5
407,500		PT Perusahaan Gas Negara	532
1,663,810		Public Service Enterprise Group, Inc	101,809
639,803		Puget Energy, Inc	14,543
18,948		Puma AG. Rudolf Dassler Sport	6,463
521,484		Questar Corp	42,642
40,058		Reliance Energy Ltd	423
1,197		Reliance Energy Ltd (GDR)	38
1,420,475	*	Reliant Energy, Inc	17,486
873,094		Republic Services, Inc	35,107
92,369		Resource America, Inc (Class A)	1,921
19,000		RWE AG.	1,593
511,495		RWE AG.	47,186
528,182		SCANA Corp	21,270
828,999		Scottish & Southern Energy plc	20,458
3,884,731		Scottish Power plc	47,387
2,006,351		SembCorp Industries Ltd	4,245
2,378,209	e	Sempra Energy	119,505
295,332	*	Severn Trent plc	7,388
995,201	e*	Sierra Pacific Resources	14,271
84,826		SJW Corp	2,537
727,532		Snam Rete Gas S.p.A.	3,533
50,262		Sociedad General de Aguas de Barcelona S.A.	1,632
10,886,100	*	Sojitz Holdings Corp	35,388
170,635		South Jersey Industries, Inc	5,104
3,525,878		Southern Co	121,502
458,586		Southern Union Co	12,111
359,009		Southwest Gas Corp	11,962
122,141	e	Southwest Water Co	1,494
210,572	e*	Stericycle, Inc	14,696
31,795	v*	Suez S.A.	-	^
1,781,917		Suez S.A.	78,362
216,833	e	Synagro Technologies, Inc	915
1,666		Tata Power Co Ltd	21
834,241		TECO Energy, Inc	13,056

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,188,575		Tenaga Nasional Bhd	$3,126
515,400		Tohoku Electric Power Co, Inc	11,279
2,212,900		Tokyo Electric Power Co, Inc	63,694
1,362,158		Tokyo Gas Co Ltd	6,827
53,875		Tractebel Energia S.A.	436
329,606		TransAlta Corp	6,995
2,895,806		TXU Corp	181,046
494,475		UGI Corp	12,090
204,613		UIL Holdings Corp	7,673
13,091	*	Unified Energy System	956
19,879		Unified Energy System (ADR)	1,445
159,812		Union Fenosa S.A.	8,163
318,780		Unisource Energy Corp	10,625
743,158		United Utilities plc	9,817
161,209		Vector Ltd	249
312,481		Vectren Corp	8,390
249,856		Veolia Environnement	15,084
277,009	e*	Waste Connections, Inc	10,501
57,431		Waste Industries USA, Inc	1,552
136,099	e*	Waste Services, Inc	1,244
381,240		Wellypower Optronics Corp	2,027
501,826		Westar Energy, Inc	11,798
304,938	e	WGL Holdings, Inc	9,557
2,942,935		Williams Cos, Inc	70,248
562,297	e	Wisconsin Energy Corp	24,257
176,529		WPS Resources Corp	8,761
1,635,508	e	Xcel Energy, Inc	33,773
15,882,000		Xinao Gas Holdings Ltd	16,309
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	5,058,334

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.11%
1,283,276	*	AAC Acoustic Technology Holdings, Inc	1,482
302		ABB Ltd India	19
1,760,262	v*	Accuris Co Ltd	800
185,933	*	Actel Corp	2,891
386,869		Acuity Brands, Inc	17,564
797,240	*	Adaptec, Inc	3,516
520,913	e*	ADC Telecommunications, Inc	7,814
450,978		Adtran, Inc	10,751
112,250	e*	Advanced Analogic Technologies, Inc	616
243,806	e*	Advanced Energy Industries, Inc	4,154
2,724,103	*	Advanced Micro Devices, Inc	67,694
5,399,789		Advanced Semiconductor Engineering, Inc	5,017
110,080	e	Advanced Semiconductor Engineering, Inc (ADR)	514
434,224	*	Aeroflex, Inc	4,464
2,320,437	e*	Agere Systems, Inc	34,644
7,821,679		Alcatel S.A.	95,513
136,132	e	Alcatel S.A. (ADR)	1,658
406,300		Alps Electric Co Ltd	4,244
2,335,891	*	Altera Corp	42,934
726,079		American Power Conversion Corp	15,945
185,511	e*	American Superconductor Corp	1,718
317,595		Ametek, Inc	13,831
323,902	e*	AMIS Holdings, Inc	3,074
590,829	e*	Amkor Technology, Inc	3,049
678,991	e	Amphenol Corp (Class A)	42,050
271,963	e*	Anadigics, Inc	1,947
1,610,662		Analog Devices, Inc	47,337
918,869	*	Andrew Corp	8,481

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
6,090	*	Applica, Inc	$33
1,757,321	*	Applied Micro Circuits Corp	5,079
1,479		Applied Signal Technology, Inc	22
3,594		Arcelik A.S.	22
1,544,236		ARM Holdings plc	3,397
829,996	e*	Arris Group, Inc	9,512
2,656,500		Asustek Computer, Inc	6,236
53,760		Asustek Computer, Inc (GDR)	125
298,241	e*	Atheros Communications, Inc	5,407
506,511	*	ATI Technologies, Inc	10,830
2,194,321	*	Atmel Corp	13,254
224,397	e*	ATMI, Inc	6,523
7,400	e*	AudioCodes Ltd	69
1,484,557	e*	Avanex Corp	2,568
205,900		Avex Group Holdings, Inc	4,349
592,019	*	Avnet, Inc	11,615
410,556		AVX Corp	7,263
208,830		Baldor Electric Co	6,438
8,539		Bang & Olufsen A/S	916
13,561		Barco NV	1,241
65,548		Bel Fuse, Inc (Class B)	2,103
376,818	e*	Benchmark Electronics, Inc	10,129
270		Bharat Electronics Ltd	7
336,380	e*	Bookham, Inc	1,083
3,600,586	*	Broadcom Corp (Class A)	109,242
446,832	e*	Broadwing Corp	5,639
2,365,595	*	Brocade Communications Systems, Inc	16,701
2,300	e	C&D Technologies, Inc	16
209,231	e*	CalAmp Corp	1,274
596,592	e*	Capstone Turbine Corp	841
211,664	e*	Carrier Access Corp	1,503
12,652	*	Catapult Communications Corp	106
370,874	*	C-COR, Inc	3,182
346,064	*	Celestica, Inc	3,709
154,812	e*	Ceradyne, Inc	6,361
4,454,000	*	Chartered Semiconductor Manufacturing Ltd	3,393
228,445	*	Checkpoint Systems, Inc	3,772
3,122		Cheng Uei Precision Industry Co Ltd	11
1,055,688		Chi Mei Optoelectronics Corp	1,167
97,780	e*	China BAK Battery, Inc	657
11,538	e,v*	China Energy Savings Technology, Inc	2
1,138,000	*	Chunghwa Picture Tubes Ltd	234
895,953	e*	Ciena Corp	24,415
40,712,180	*	Cisco Systems, Inc	936,380
77,939	e*	Color Kinetics, Inc	1,323
110,000		Compal Communications, Inc	489
14,000	*	Compeq Manufacturing Co	6
133,823	e*	Comtech Telecommunications Corp	4,480
1,951,244	*	Comverse Technology, Inc	41,835
2,731,353	e*	Conexant Systems, Inc	5,463
216,677		Cooper Industries Ltd (Class A)	18,465
24,612	*	CPI International, Inc	324
348,842	e*	Cree, Inc	7,015
41,589	*	CSR plc	656
212,500	e	CTS Corp	2,928
118,654		Cubic Corp	2,323
690,092	e*	Cypress Semiconductor Corp	12,263
485,600		Daiichikosho Co Ltd	5,862
767,000		Dainippon Screen Manufacturing Co Ltd	6,974

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
14,000		Daiwa Industries Ltd	$97
46,000		Datang International Power Generation Co Ltd	35
1,653,800		Delta Electronics Thai PCL	788
115,184	e*	Diodes, Inc	4,972
54,400	*	Directed Electronics, Inc	821
190,769	*	Ditech Networks, Inc	1,471
234,335	*	Dolby Laboratories, Inc (Class A)	4,652
175,227	*	DSP Group, Inc	4,004
104,252	e*	DTS, Inc	2,208
12,486	*	Eagle Broadband, Inc	8
16,200	*	ECI Telecom Ltd	134
169,457	*	Electro Scientific Industries, Inc	3,491
224,891		Electrolux AB (Series B)	3,652
222,375	e*	Emcore Corp	1,316
2,767,964		Emerson Electric Co	232,121
692,497		EMI Group plc	3,449
71,185	e*	EMS Technologies, Inc	1,337
26,209	*	EndWave Corp	317
314,589	e*	Energizer Holdings, Inc	22,647
224,470	e*	Energy Conversion Devices, Inc	8,314
270,207	*	EnerSys	4,334
34,660,357		Ericsson (LM) (B Shs)	120,136
385,210	e*	Evergreen Solar, Inc	3,197
203,554	*	Exar Corp	2,705
1,977,103	*	Fairchild Semiconductor International, Inc	36,972
156,200		Fanuc Ltd	12,192
35,000		Far EasTone Telecommunications Co Ltd	38
1,309,318	e*	Finisar Corp	4,753
1,454,099		Fisher & Paykel Appliances Holdings Ltd	3,427
1,159,265		Fisher & Paykel Healthcare Corp	3,141
2,843,000	*	Foxconn International Holdings Ltd	8,758
48,900		Foxconn Technology Co Ltd	440
127,844		Franklin Electric Co, Inc	6,794
295,654	e*	Freescale Semiconductor, Inc	11,250
2,559,041	*	Freescale Semiconductor, Inc (Class B)	97,269
200	*	FSI International, Inc	1
301,498	e*	FuelCell Energy, Inc	2,294
315,000		Fuji Electric Holdings Co Ltd	1,624
300,000	*	Fujitsu Access Ltd	1,948
377,214		Gamesa Corp Tecnologica S.A.	8,266
40,000	e	Garmin Ltd	1,951
1,454,113	*	Gemstar-TV Guide International, Inc	4,828
183,345	e*	Genlyte Group, Inc	13,054
64		Geo Co Ltd	121
850,000		Geodesic Information Systems Ltd	2,814
103,645		Germanos S.A.	2,471
4,971		GFI Informatique	35
213,521	*	Glenayre Technologies, Inc	470
594,659	*	GrafTech International Ltd	3,473
131,283	*	Greatbatch, Inc	2,970
1,071		Groupe Steria SCA	57
54,000		GS Yuasa Corp	130
9,600		Hana Microelectronics PCL	7
1,207,000	*	HannStar Display Corp	184
457,007		Harman International Industries, Inc	38,133
781,791	*	Harmonic, Inc	5,746
616,057		Harris Corp	27,408
539,822	e*	Hexcel Corp	7,638
92,800		High Tech Computer Corp	2,456

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
44,120		Hirose Electric Co Ltd	$5,845
36,049		Hitachi High-Technologies Corp	1,019
3,545,994		Hitachi Ltd	20,683
193,900		Hitachi Maxell Ltd	2,515
38,731	e*	Hittite Microwave Corp	1,724
1,320,710		Hon Hai Precision Industry Co, Ltd	8,041
51,181		Hon Hai Precision Industry Co, Ltd (GDR)	630
8,497,941		Honeywell International, Inc	347,566
105,700		Horiba Ltd	3,221
904,380		Hoya Corp	34,070
154,035	e*	Hutchinson Technology, Inc	3,239
137,360	*	Hynix Semiconductor, Inc	5,415
1,238		Hyundai Autonet Co Ltd	13
379,000		Ibiden Co Ltd	20,021
65,237	*	ID Systems, Inc	1,542
117,671	e*	Ikanos Communications, Inc	1,385
202,972		Imation Corp	8,149
2,951		Imtech NV	155
595,000	*	Infineon Technologies AG.	7,055
553,000	e*	Infineon Technologies AG. (ADR)	6,542
3,000		Information Services International-Dentsu Ltd	30
995,083	*	Integrated Device Technology, Inc	15,981
800	e*	Integrated Silicon Solutions, Inc	4
41,210,885		Intel Corp	847,708
379,172	e*	Interdigital Communications Corp	12,930
223,115	e*	International DisplayWorks, Inc	1,421
629,712	*	International Rectifier Corp	21,939
39		Internet Research Institute, Inc	27
647,133	e	Intersil Corp (Class A)	15,887
126,205		Inter-Tel, Inc	2,726
220,733	*	InterVoice, Inc	1,399
20,753		Intracom S.A.	133
40,094	e*	iRobot Corp	804
156,595	*	IXYS Corp	1,314
2,500		Japan Digital Laboratory Co Ltd	39
19,485,730	e*	JDS Uniphase Corp	42,674
554,421	*	Kemet Corp	4,474
1,666,932		Koninklijke Philips Electronics NV	58,488
333	*	Koor Industries Ltd	18
3,900	*	Koor Industries Ltd (ADR)	41
212,428		Kudelski S.A.	6,286
266,498		Kyocera Corp	22,809
875,122		L-3 Communications Holdings, Inc	68,548
9,111		Laird Group plc	64
94,685	*	Lamson & Sessions Co	2,255
663,385	e*	Lattice Semiconductor Corp	4,524
1,300	*	Leadis Technology, Inc	5
1,109,505		LG Electronics, Inc	71,524
240,431	e*	LG.Philips LCD Co Ltd (ADR)	3,989
240,176	e	Lincoln Electric Holdings, Inc	13,078
2,167,563		Linear Technology Corp	67,455
245,519	*	Littelfuse, Inc	8,520
6,712	*	Loewe AG.	103
49,308	e*	Loral Space & Communications, Inc	1,298
112,126	e	LSI Industries, Inc	1,822
1,785,291	*	LSI Logic Corp	14,675
24,359,729	*	Lucent Technologies, Inc	57,002
3,700		Mabuchi Motor Co Ltd	226
45,529	*	Macronix International	14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
98,000		Malaysian Pacific Industries	$266
1,839,863	*	Marvell Technology Group Ltd	35,638
2,862,679		Matsushita Electric Industrial Co Ltd	60,586
603,350		Matsushita Electric Industrial Co Ltd (ADR)	12,749
204,344		Matsushita Electric Works Ltd	2,159
485,847	*	Mattson Technology, Inc	4,033
1,421,335		Maxim Integrated Products, Inc	39,897
83,271	e*	Maxwell Technologies, Inc	1,694
893,269	e*	McData Corp (Class A)	4,493
271,400		MediaTek, Inc	2,575
119,172	e*	Medis Technologies Ltd	2,945
1,536		Melexis NV	26
1,047,747	e*	MEMC Electronic Materials, Inc	38,379
128,561	e*	Mercury Computer Systems, Inc	1,523
218,860	e	Methode Electronics, Inc	2,081
69,052	*	Metrologic Instruments, Inc	1,254
472,256	*	Micrel, Inc	4,529
963,563		Microchip Technology, Inc	31,239
4,900,863	*	Micron Technology, Inc	85,275
13,342		Micronas Semiconductor Holdings, Inc	299
3,970	*	Micronic Laser Systems AB	40
417,236	e*	Microsemi Corp	7,865
302,582	e*	Microtune, Inc	1,471
800	*	Microvision, Inc	1
632,194	e*	Mindspeed Technologies, Inc	1,094
31,000		Minebea Co Ltd	170
248,225	*	MIPS Technologies, Inc	1,676
3,586,000		Mitsubishi Electric Corp	30,206
159,885	e*	Mobility Electronics, Inc	889
654,163	e	Molex, Inc	25,493
152,502	e*	Monolithic Power Systems, Inc	1,443
288,474	e*	Moog, Inc	9,999
15,752	*	Maroc Telecom	243
130,692	e*	MoSys, Inc	880
16,999,512		Motorola, Inc	424,988
680,917	e*	MRV Communications, Inc	1,879
49,635	e*	Multi-Fineline Electronix, Inc	1,259
291,856		Murata Manufacturing Co Ltd	20,260
30,000	*	Nan Ya Printed Circuit Board Corp	208
28,198		National Presto Industries, Inc	1,559
3,358,557		National Semiconductor Corp	79,027
111,200	v*	NCP Litigation Trust	-	^
129,000		NEC Electronics Corp	4,434
92,338	e*	Netlogic Microsystems, Inc	2,343
2,674,781	*	Network Appliance, Inc	98,994
2,261		Nexans S.A.	197
220,000		NGK Spark Plug Co Ltd	4,367
586	*	Nice Systems Ltd	17
2,800	*	Nice Systems Ltd (ADR)	77
93,180		Nidec Corp	7,028
1,300		Nihon Dempa Kogyo Co Ltd	55
278,700		Nihon Unisys Ltd	4,990
9,000		Nippon Chemi-Con Corp	64
14,600		Nippon Signal Co Ltd	100
3,500		Nissho Electronics Corp	26
117,430		Nitto Denko Corp	6,959
61,618		NKT Holding A/S	4,653
7,402,857		Nokia Oyj	147,004
2,691		Nokia Oyj (ADR)	53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
8,975,883	*	Nortel Networks Corp	$20,477
747,498	*	Novellus Systems, Inc	20,676
3,376,933	*	Nvidia Corp	99,923
678		Olympic Group Financial Investments	6
444,691	e*	Omnivision Technologies, Inc	6,346
83,900		Omron Corp	2,060
1,132,049	e*	ON Semiconductor Corp	6,656
545,229	e*	Openwave Systems, Inc	5,103
91,105	e*	Oplink Communications Inc	1,820
102,131	*	Optical Communication Products, Inc	201
416,000		Origin Electric Co Ltd	2,514
89,194	e*	OSI Systems, Inc	1,748
157,884		Park Electrochemical Corp	5,002
109,219	e*	Parkervision, Inc	794
157,357	*	Pericom Semiconductor Corp	1,534
253,800		Phoenix Electric Co Ltd	1,669
6,000		Phoenixtec Power Co Ltd	7
243,231	e*	Photronics, Inc	3,437
114,500		Pioneer Corp	2,016
133,655	*	Pixelworks, Inc	394
284,554	e	Plantronics, Inc	4,988
399,843	e*	Plexus Corp	7,677
135,765	*	PLX Technology, Inc	1,408
1,006,877	e*	PMC - Sierra, Inc	5,981
800,256	*	Polycom, Inc	19,630
490,490	*	Portalplayer, Inc	5,533
40,450	e*	Powell Industries, Inc	895
13,569	*	Power Integrations, Inc	266
428,241	e*	Power-One, Inc	3,100
677,013	e*	Powerwave Technologies, Inc	5,145
408,324	*	Qimonda AG (ADR)	6,942
741,057	*	QLogic Corp	14,006
11,384,125		Qualcomm, Inc	413,813
48,000	v*	Quanta Display, Inc	20
264,292	e*	Quantum Fuel Systems Technologies Worldwide, Inc	523
2,168,734	e	RadioShack Corp	41,857
64,670	*	Radyne Corp	792
527,815	e*	Rambus, Inc	9,205
92,468	e	Raven Industries, Inc	2,775
801,150		Realtek Semiconductor Corp	985
10,319	*	Redflex Holdings Ltd	18
237,993	e	Regal-Beloit Corp	10,353
210,799	*	Reliance Communication Ventures Ltd	1,591
122,936	*	REMEC, Inc	213
23,093	*	Research In Motion Ltd	2,371
335,008	*	Research In Motion Ltd	34,345
41,246		Reunert Ltd	361
1,121,177	e*	RF Micro Devices, Inc	8,499
700,759		Ricoh Co Ltd	13,941
4,800		Rinnai Corp	137
37,000	*	Ritek Corp	9
300,000		River Eletec Corp	1,933
839,262	e	Rockwell Collins, Inc	46,025
103,221	e*	Rogers Corp	6,374
231,357		Rohm Co Ltd	21,486
1,218		SAES Getters S.p.A.	31
980		Samsung Electro-Mechanics Co Ltd	40
49,029		Samsung Electronics Co Ltd	34,404
6,796		Samsung Electronics Co Ltd	3,569

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
4,450		Samsung Electronics Co Ltd (GDR)	$1,562
8,902		Samsung SDI Co Ltd	734
1,373,000		Sanken Electric Co Ltd	17,760
2,621,788	*	Sanmina-SCI Corp	9,805
240,000	*	Sanyo Electric Co Ltd	488
2,114,000		Sanyo Electric Taiwan Co Ltd	1,428
283,158		Satyam Computer Services Ltd	5,046
60,753		Schindler Holding AG.	3,168
494,480		Schneider Electric S.A.	55,147
19,638	*	Seachange International, Inc	175
7,834,000	*	Semiconductor Manufacturing International Corp	1,036
434,884	*	Semtech Corp	5,549
632,000		Sharp Corp	10,834
8,000		Shindengen Electric Manufacturing Co Ltd	39
1,700		Shinkawa Ltd	38
179,200		Shinko Electric Industries	4,991
529	*	Siemens India Ltd	12
685,716	*	Silicon Image, Inc	8,722
245,588	e*	Silicon Laboratories, Inc	7,618
634,087	*	Silicon Storage Technology, Inc	2,612
2,083,824		Siliconware Precision Industries Co	2,484
35,273	e	Siliconware Precision Industries Co (ADR)	210
58,000		SIM Technology Group Ltd	23
144,060	e*	Sirenza Microdevices, Inc	1,138
7,019,600	e*	Sirius Satellite Radio, Inc	27,447
945,927	*	Skyworks Solutions, Inc	4,909
1,450,970		Sony Corp	58,714
259,616	e*	Spansion, Inc	4,328
8,818	e*	Spatialight, Inc	18
5,458		Spectralink Corp	45
216,180	e*	Spectrum Brands, Inc	1,825
69,174	*	Staktek Holdings, Inc	414
127,129	e*	Standard Microsystems Corp	3,613
20,300		Stanley Electric Co Ltd	419
2,549,357	*	STATS ChipPAC Ltd	1,565
735,334		STMicroelectronics NV	12,746
554,906	e*	Stratex Networks, Inc	2,464
345,800		Sumco Corp	25,615
59,278	e*	Sunpower Corp	1,644
76,548	e*	Suntech Power Holdings Co Ltd (ADR)	1,977
853	*	Suntron Corp	1
70,494	e*	Supertex, Inc	2,740
1,034,445	*	Sycamore Networks, Inc	3,910
275,877	e*	Symmetricom, Inc	2,226
171,172	e*	Synaptics, Inc	4,171
6,812,417		Taiwan Semiconductor Manufacturing Co Ltd	12,288
72,408	e	Taiwan Semiconductor Manufacturing Co Ltd (ADR)	695
433,060		Taiyo Yuden Co Ltd	6,504
56,618		Tandberg ASA	605
54,000	*	Tatung Co Ltd	19
244,943		TDK Corp	19,616
243,954		Technitrol, Inc	7,282
800	*	Techwell, Inc	12
5,400,000		Teco Electric and Machinery Co Ltd	1,884
7,000		Teikoku Tsushin Kogyo Co Ltd	37
332,715	*	Tekelec	4,312
522,773		Teleflex, Inc	29,087
3,037		Telent plc	29
2,406,436	*	Tellabs, Inc	26,375

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
72,665	*	Terayon Communication Systems, Inc	$72
784,237		Terna S.p.A.	2,282
262,148	e*	Tessera Technologies, Inc	9,118
8,738,023		Texas Instruments, Inc	290,539
413,264	*	Thomas & Betts Corp	19,717
210,732		Thomson	3,311
415,000		Tokyo Denpa Co Ltd	6,327
1,377,222	e*	Transmeta Corp	1,584
704,034	e*	Transwitch Corp	993
420,489	e*	Trident Microsystems, Inc	9,781
96,885	*	Tripath Technology, Inc	7
823,930	*	Triquint Semiconductor, Inc	4,284
354,601	*	TTM Technologies, Inc	4,149
76,302	*	Ulticom, Inc	794
800	e*	Ultralife Batteries, Inc	8
10,314	*	UMC Japan	3,060
10,000		Uniden Corp	105
4,300	*	United Capital Corp	115
5,610,188		United Microelectronics Corp	3,144
98,047	e	United Microelectronics Corp (ADR)	302
60,000	*	United Test and Assembly Center Ltd	28
133,063	e*	Universal Display Corp	1,468
80,735	e*	Universal Electronics, Inc	1,534
70,000		Ushio, Inc	1,508
1,252,494	e*	Utstarcom, Inc	11,110
57,485	e*	Valence Technology, Inc	112
440,098		Valeo S.A.	15,698
451,824	*	Varian Semiconductor Equipment Associates, Inc	16,582
245,498		Venture Corp Ltd	1,948
1,613	*	Vestel Elektronik Sanayi	4
15,000	*	Via Technologies, Inc	12
127,538	e*	Viasat, Inc	3,199
116,593	e	Vicor Corp	1,345
81,974	e*	Virage Logic Corp	747
773,825	e*	Vishay Intertechnology, Inc	10,865
2,230,253		Vivendi Universal S.A.	80,402
96,038	e*	Volterra Semiconductor Corp	1,561
11,000		Vtech Holdings Ltd	56
5,877		Weg S.A.	27
317,275	e	Whirlpool Corp	26,686
56,000	*	Winbond Electronics Corp	17
225,711		Wintek Corp	205
48,597		Wipro Ltd	555
2,370	*	Wolfson Microelectronics plc	21
1,502,245		Xilinx, Inc	32,974
112,347		Ya Hsin Industrial Co Ltd	85
35,000	*	Yageo Corp	12
3,200		Yamaichi Electronics Co Ltd	36
442,000		Yaskawa Electric Corp	4,340
2,500,000		YTL Power International	1,329
687,426	e*	Zhone Technologies, Inc	736
82,048	e*	Zoltek Cos, Inc	2,096
442,371	*	Zoran Corp	7,113
2,600		ZTE Corp	10
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	7,502,879

ENGINEERING AND MANAGEMENT SERVICES - 0.63%
145,742	*	Advisory Board Co	7,363
291,179		Amec plc	1,952

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
503,326	e*	Amylin Pharmaceuticals, Inc	$22,182
69,102	e*	Antigenics, Inc	107
443,648	*	Applera Corp (Celera Genomics Group)	6,176
397,223	e*	Ariad Pharmaceuticals, Inc	1,732
152,589	*	Axonyx, Inc	137
26,138		Babcock International Group	171
551,195		Capita Group plc	5,650
76,078	e	CDI Corp	1,576
2,378,893	e*	Celgene Corp	103,006
41,268	e*	Cornell Cos, Inc	713
273,296		Corporate Executive Board Co	24,572
62,751	e*	CRA International, Inc	2,991
121,359	*	CuraGen Corp	417
255,359	e*	CV Therapeutics, Inc	2,845
75,180		Daewoo Engineering & Construction Co Ltd	1,430
328,380	e*	deCODE genetics, Inc	1,806
219,957	*	Diamond Management & Technology Consultants, Inc	2,450
5,501	a*	Digital Garage, Inc	21,236
522,284	*	Digitas, Inc	5,024
233,124	*	Diversa Corp	1,870
1,577,238		Downer EDI Ltd	7,053
293,301	e*	eResearch Technology, Inc	2,379
111,948	*	Essex Corp	1,948
471,228	e*	Exelixis, Inc	4,104
93,202	*	Exponent, Inc	1,554
96,726	*	First Consulting Group, Inc	943
559,608		Fluor Corp	43,028
216,995		Fugro NV	9,144
233,656	*	Gen-Probe, Inc	10,956
44,850	*	GPC Biotech AG.	849
1,397,144		GRD Ltd	2,093
1,001	*	Greenfield Online, Inc	10
308,269	e*	Harris Interactive, Inc	1,880
622,696	*	Hewitt Associates, Inc	15,107
100,650	e*	Huron Consulting Group, Inc	3,945
378,830	e*	ICOS Corp	9,493
26,439		IDB Development Corp Ltd	752
500,669	*	Incyte Corp	2,118
1,250,298	e*	Infrasource Services, Inc	21,943
4,873		Interserve plc	33
425,383	e*	Isis Pharmaceuticals, Inc	3,054
315,446	e*	Jacobs Engineering Group, Inc	23,573
590	*	Jaiprakash Associates Ltd	6
32,166		JGC Corp	538
111,092	e*	Kendle International, Inc	3,557
52,151		Landauer, Inc	2,647
99,586	*	LECG Corp	1,868
468,715	*	Lexicon Genetics, Inc	1,767
197,699	e*	Lifecell Corp	6,370
237,764	e*	Luminex Corp	4,334
120,433		MAXIMUS, Inc	3,143
155,773	*	Maxygen, Inc	1,294
22,200		Meitec Corp	682
811,014	e*	Monogram Biosciences, Inc	1,241
1,510,363		Moody's Corp	98,748
75,928	*	MTC Technologies, Inc	1,825
227,830	e*	Myriad Genetics, Inc	5,616
251,513	e*	Navigant Consulting, Inc	5,045
13,514	e*	Neopharm, Inc	66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
600	*	Neurogen Corp	$4
11,504		Nichii Gakkan Co	180
2,984	*	Novabase SGPS S.A.	22
156,172	e*	Omnicell, Inc	2,794
43,690	e*	Orchid Cellmark, Inc	101
821,575	*	Oscient Pharmaceuticals Corp	846
1,946,431		Paychex, Inc	71,726
198,164	e*	Per-Se Technologies, Inc	4,514
111,287	e*	PharmaNet Development Group, Inc	2,162
1,357,955		QinetiQ plc	4,424
698,380		Quest Diagnostics, Inc	42,713
334,015	*	Regeneron Pharmaceuticals, Inc	5,241
794,748	e*	Rentech, Inc	3,680
279,972	e*	Resources Connection, Inc	7,500
160,285	e*	Rigel Pharmaceuticals, Inc	1,646
432		Samsung Engineering Co Ltd	21
195,266	e*	Sangamo Biosciences, Inc	1,086
315,725	e*	Savient Pharmaceuticals, Inc	2,055
304,130		SBM Offshore NV	8,265
71,246	e*	Seattle Genetics, Inc	346
172,931	e*	Senomyx, Inc	2,658
402,835		Serco Group plc	2,832
339,167	e*	Shaw Group, Inc	8,018
816,000		Shenzhen Expressway Co Ltd	455
4,127,000		Shui On Construction	7,946
207,534		SNC-Lavalin Group, Inc	5,340
191,208	*	Symyx Technologies, Inc	4,052
11,762		Sypris Solutions, Inc	98
54,477	*	Tejon Ranch Co	2,311
307,508	e*	Telik, Inc	5,471
476,387	e*	Tetra Tech, Inc	8,299
1,753,000		Toyo Engineering Corp	7,301
104,642	e*	Trimeris, Inc	921
256,155	*	URS Corp	9,962
5,300	*	Venture Link Co Ltd	14
9,554	*	ViaCell, Inc	40
3,578		VT Group plc	32
221,724		Washington Group International, Inc	13,051
247,181		Watson Wyatt & Co Holdings	10,115
98,589		WorleyParsons Ltd	1,234
6,947		WS Atkins plc	114
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	769,702

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%**
1,870,000	v*	Citiraya Industries Ltd	1,272
215,997	e*	Home Solutions of America, Inc	1,184
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	2,456

FABRICATED METAL PRODUCTS - 0.39%
153,271	*	Alliant Techsystems, Inc	12,424
1,411,189		Amcor Ltd	7,815
49,779		Ameron International Corp	3,307
207,631		Aptargroup, Inc	10,564
520,448		Ball Corp	21,052
25,402		Bharat Forge Ltd	198
48,608		Bharat Heavy Electricals	2,539
1,900	*	Chart Industries, Inc	23
91,569		CIRCOR International, Inc	2,797
559,428		Commercial Metals Co	11,373

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
97,038	*	Commercial Vehicle Group, Inc	$1,869
55,018		Compx International, Inc	858
292,462		Crane Co	12,225
1,870,012	*	Crown Holdings, Inc	34,782
67,958	e	Dynamic Materials Corp	2,203
9,799		Geberit AG.	11,943
174,693	e*	Griffon Corp	4,170
120		Grupa Kety S.A.	7
58,273	e	Gulf Island Fabrication, Inc	1,520
279,000		Hitachi Cable Ltd	1,259
4,004,183		Illinois Tool Works, Inc	179,788
162,606		Insteel Industries, Inc	3,231
462,157	*	Jacuzzi Brands, Inc	4,617
203		Jindal Steel & Power Ltd	8
159,716		JS Group Corp	3,340
80,381	*	Ladish Co, Inc	2,321
49,823	e	Lifetime Brands, Inc	923
18,600		Mechel Steel Group OAO (ADR)	378
206,578	*	Mobile Mini, Inc	5,869
148,215	e*	Mueller Water Products, Inc	2,165
123,804	*	NCI Building Systems, Inc	7,202
359,000		NEOMAX Co Ltd	6,154
5,211		Norddeutsche Affinerie AG.	126
125,000		Oiles Corp	2,852
755,628		Pentair, Inc	19,790
1,500	*	PGT, Inc	21
466,666		Rexam plc	4,994
108,000		Sanwa Shutter Corp	613
18,058	*	Shiloh Industries, Inc	243
204,504		Silgan Holdings, Inc	7,681
217,115	e	Simpson Manufacturing Co, Inc	5,869
546,687		Sims Group Ltd	8,434
169,509	e*	Smith & Wesson Holding Corp	2,353
255,824		Snap-On, Inc	11,397
398,988		Ssab Svenskt Stal AB	7,078
547,746		Ssab Svenskt Stal AB	10,203
3,300	*	Sturm Ruger & Co, Inc	26
808,000		Sumitomo Precision Products Co Ltd	4,159
500		Sun Hydraulics Corp	10
4,777		Takuma Co Ltd	25
369,515	e*	Taser International, Inc	2,830
235,593		Tata Steel Ltd	2,748
8,625	m,b*	Tower Automotive, Inc	1
894,264		Toyo Seikan Kaisha Ltd	17,109
129,465	e	Valmont Industries, Inc	6,765
16,622		Wagon plc	63
151,379		Watts Water Technologies, Inc (Class A)	4,808
18,190		Yieh Phui Enterprise	7
		TOTAL FABRICATED METAL PRODUCTS	479,129

FISHING, HUNTING, AND TRAPPING - 0.00%**
1,200,000		China Fishery Group Ltd	2,252
		TOTAL FISHING, HUNTING, AND TRAPPING	2,252

FOOD AND KINDRED PRODUCTS - 2.92%
541,500		Ajinomoto Co, Inc	5,831
57,170	e*	Altus Pharmaceuticals, Inc	913
1,500	e*	American Italian Pasta Co (Class A)	12
10,789		Anadolu Efes Biracilik Ve Malt Sanayii A.S.	267

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
4,402,907		Anheuser-Busch Cos, Inc	$209,182
3,188,721		Archer Daniels Midland Co	120,789
10,103		Ariake Japan Co Ltd	204
324,399		Asahi Breweries Ltd	4,729
9,522		AVI Ltd	19
702,078		Bajaj Hindusthan Ltd	4,955
204		Barry Callebaut AG	97
4,000		Beijing Enterprises Holdings Ltd	8
67,521	e*	Boston Beer Co, Inc (Class A)	2,218
86,222	*	Burger King Holdings, Inc	1,376
305,827		C&C Group plc	4,153
1,015,680		Cadbury Schweppes plc	10,811
1,782,690		Campbell Soup Co	65,068
2,672		Carlsberg A/S (Class A)	210
300,597		Carlsberg A/S (Class B)	25,280
53,200		Charoen Pokphand Foods PCL	7
5,709,627		Cia de Bebidas das Americas	2,587
560		CJ Corp	62
36,837		Coca Cola Hellenic Bottling Co S.A.	1,270
315,153		Coca-Cola Amatil Ltd	1,571
26,376		Coca-Cola Bottling Co Consolidated	1,635
10,362,793		Coca-Cola Co	463,010
2,719,110		Coca-Cola Enterprises, Inc	56,639
8,371		Coca-Cola Femsa S.A. de C.V.	26
2,800		Coca-Cola Femsa S.A. de C.V. (ADR)	88
240,800		Coca-Cola West Japan Co Ltd	4,811
18,000		Cofco International Ltd	12
1,400	e	Companhia de Bebidas das Americas (ADR)	64
2,100,469		ConAgra Foods, Inc	51,419
1,460,699	e*	Constellation Brands, Inc (Class A)	42,039
302,697	e	Corn Products International, Inc	9,850
72,735		Cosan SA Industria e Comercio	1,172
97,928	*	Cott Corp	1,673
38,630		Danisco A/S	3,134
379,621	*	Darling International, Inc	1,591
1,342,977		Del Monte Foods Co	14,034
4,906,051		Diageo plc	86,668
80,000		Diageo plc (ADR)	5,683
54,842		Diamond Foods, Inc	785
29,120		East Asiatic Co Ltd A.S.	1,367
846,756		Ebro Puleva S.A.	17,309
142,758		Embotelladora Andina S.A.	314
588,943		Embotelladora Andina S.A.	1,398
1,400		Embotelladora Andina S.A. (ADR)	20
741,321		Empresas Iansa S.A.	116
43,806		Farmer Bros Co	900
301,516		Flowers Foods, Inc	8,105
178,790		Fomento Economico Mexicano S.A. de C.V.	1,736
2,600		Fomento Economico Mexicano S.A. de C.V. (ADR)	252
2,561,809		General Mills, Inc	144,998
9,324		Givaudan S.A.	7,464
301,797	*	Gold Kist, Inc	6,289
14,500		Golden Hope Plantations Bhd	18
123,561		Greencore Group plc	611
1,050,783		Groupe Danone	147,502
4,200	e	Gruma S.A. de C.V. (ADR)	51
99,667		Grupo Bimbo S.A. de C.V.	349
15,927		Grupo Modelo S.A.	69
1,771,313		H.J. Heinz Co	74,271

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
294,312	e*	Hansen Natural Corp	$9,559
439,441		Heineken NV	20,099
948,187		Hershey Co	50,681
2,900		Highlands & Lowlands Bhd	3
301		Hite Brewery Co Ltd	37
473,038	e	Hormel Foods Corp	17,020
394,000		House Foods Corp	6,504
68,565		Iaws Group plc	1,273
64,995		Imperial Sugar Co	2,023
521,644		InBev NV	28,721
30,000	m,v*	International Hydron Liq Trust	1
70,900		IOI Corp Bhd	311
258,200		Ito En Ltd	8,896
516,042		J Sainsbury plc	3,628
81,023		J&J Snack Foods Corp	2,520
287,385		J.M. Smucker Co	13,780
14,357,000		JG Summit Holdings	1,716
7,137	*	John B. Sanfilippo & Son	73
27,000		J-Oil Mills, Inc	113
128,306	e*	Jones Soda Co	1,148
71,341		Kaneka Corp	675
1,396,900		Katokichi Co Ltd	11,412
1,193,826		Kellogg Co	59,118
133,500		Kerry Group plc (Class A)	3,166
91,000		Kikkoman Corp	1,061
728,680		Kirin Brewery Co Ltd	9,728
1,565,036	e	Kraft Foods, Inc (Class A)	55,809
2,200,000		Kulim Malaysia Bhd	2,505
144,934	e	Lancaster Colony Corp	6,487
172,623		Lance, Inc	3,801
306,987		Lion Nathan Ltd	1,853
8		Lotte Chilsung Beverage Co Ltd	11
739		Lotte Confectionery Co Ltd	901
102,920	*	M&F Worldwide Corp	1,513
846,063		McCormick & Co, Inc	32,133
1,398,000		Meiji Dairies Corp	9,444
2,149,000		Meiji Seika Kaisha Ltd	10,916
55,280	e	MGP Ingredients, Inc	1,176
584,000		Mitsui Sugar Co Ltd	1,933
348,374		Molson Coors Brewing Co (Class B)	24,003
42,572	e	National Beverage Corp	507
734		Nestle India Ltd	17
828,369		Nestle S.A.	288,831
793,500		Nichirei Corp	4,185
27,000		Nippon Flour Mills Co Ltd	114
1,081,000		Nippon Formula Feed Manufacturing Co Ltd	1,839
107,000		Nippon Meat Packers, Inc	1,202
3,251,000		Nisshin Oillio Group Ltd	18,852
819,100		Nisshin Seifun Group, Inc	8,543
53,805		Nissin Food Products Co Ltd	1,713
98		Nong Shim Co Ltd	28
606,000		Nosan Corp	1,734
404,000		Oenon Holdings, Inc	1,498
2,558,708		Olam International Ltd	2,739
515		Orion Corp	119
2,313,036	e,m,v*	Parmalat Finanziaria S.p.A.	-	^
81,716	e*	Peet's Coffee & Tea, Inc	2,044
700		Penford Corp	11
1,726,436		Pepsi Bottling Group, Inc	61,288

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
383,679		PepsiAmericas, Inc	$8,188
12,866,672		PepsiCo, Inc	839,679
117,290		Perdigao S.A.	1,196
4,500	e	Perdigao S.A. (ADR)	91
232,248	e*	Performance Food Group Co	6,524
27,512		Pernod-Ricard S.A.	5,725
3,061,000		Petra Foods Ltd	3,103
350,000	m,v*	Power Pacific Ltd	-	^
16,400		PPB Group Bhd	20
40,914		Premier Foods plc	204
71,410	e	Premium Standard Farms, Inc	1,360
1,074,500		PT Astra Agro Lestari Tbk	1,060
128,500		PT Indofood Sukses Makmur Tbk	17
797,300		Q.P. Corp	7,533
215,859	*	Ralcorp Holdings, Inc	10,411
87,003		Reddy Ice Holdings, Inc	2,105
520,033		Royal Numico NV	23,410
492,508		Sadia S.A.	1,339
4,500	e	Sadia S.A. (ADR)	125
150,638		Sampo Oyj (A Shs)	3,140
104,498	e	Sanderson Farms, Inc	3,382
171,000		Sapporo Holdings Ltd	812
67,207		Saputo, Inc	2,177
3,452,047		Sara Lee Corp	55,474
2,857,875		Scottish & Newcastle plc	30,500
1,109,976	*	Smithfield Foods, Inc	29,992
51,350		Suedzucker AG.	1,268
694,999		Swire Pacific Ltd (A Shs)	7,262
110,000		Takara Holdings, Inc	646
134,752		Tata TEA Ltd	2,202
1,560,313		Tate & Lyle plc	21,020
855,000		Thai Union Frozen Products PCL	542
73,586		Tongaat-Hulett Group Ltd	841
205,480	e	Tootsie Roll Industries, Inc	6,023
204,443	e	Topps Co, Inc	1,832
61,000		Toyo Suisan Kaisha Ltd	879
179,923	*	TreeHouse Foods, Inc	4,255
1,366,053		Tyson Foods, Inc (Class A)	21,693
1,206		Ulker Gida Sanayi ve Ticaret A.S.	3
4,361		United Breweries Co, Inc	23
5,900		United Breweries Co, Inc (ADR)	155
6,418,045		Universal Robina Corp	2,302
11,595		Vina Concha Y Toro S.A.	17
1,250		Vina Concha Y Toro S.A. (ADR)	37
98,000		Vitasoy International Holdings Ltd	39
7,982		Vivartia S.A.	122
1,092,000		Want Want Holdings Ltd	1,693
1,036,963		Wrigley (Wm.) Jr Co	47,763
70,200		Yakult Honsha Co Ltd	2,062
139,000		Yamazaki Baking Co Ltd	1,347
		TOTAL FOOD AND KINDRED PRODUCTS	3,581,699

FOOD STORES - 0.49%
231,504		Alimentation Couche Tard, Inc	4,942
9,810		Arden Group, Inc (Class A)	1,142
487,528		Carrefour S.A.	30,805
446,269		Centros Comerciales Sudamericanos S.A.	1,168
863,666		Cia Brasileira de Distribuicao Grupo Pao de Acucar	22
1,500	e	Cia Brasileira de Distribuicao Grupo Pao de Acucar (ADR)	39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,189,413		Coles Myer Ltd	$12,756
5,425		Colruyt S.A.	926
281,623		Delhaize Group	23,659
599		Discount Investment Corp	14
74,104		Distribucion y Servicio D&S S.A.	21
2,800	e	Distribucion y Servicio D&S S.A. (ADR)	48
39,200		FamilyMart Co Ltd	1,072
183,438		George Weston Ltd	11,639
578,965	*	Goodman Fielder Ltd	932
109,404	e	Great Atlantic & Pacific Tea Co, Inc	2,634
63,759	e	Ingles Markets, Inc (Class A)	1,682
25,144		Jeronimo Martins SGPS S.A.	449
329,527		Kesko Oyj (B Shares)	13,856
581,236	*	Koninklijke Ahold NV	6,176
5,400,729		Kroger Co	124,973
37,800		Lawson, Inc	1,328
154,119		Loblaw Cos Ltd	6,533
2,702	*	Migros Turk TAS	27
136,725	e*	Panera Bread Co (Class A)	7,964
174,439	*	Pantry, Inc	9,833
297,880	*	Pathmark Stores, Inc	2,964
6,759		Pick'n Pay Stores Ltd	25
867,000		President Chain Store Corp	1,868
226,825	e	Ruddick Corp	5,904
671,342		Seven & I Holdings Co Ltd	21,597
12,767		Shoprite Holdings Ltd	40
653,858		Sonae SPGS S.A.	1,136
145,812	*	Super-Sol Ltd	462
1,187,574		Supervalu, Inc	35,212
28,870,089		Tesco plc	194,597
212		Valora Holding AG.	49
15,019		Village Super Market	1,005
62,073	e	Weis Markets, Inc	2,471
686,623		Whole Foods Market, Inc	40,806
176,804	e*	Wild Oats Markets, Inc	2,859
523	b,m*	Winn-Dixie Stores, Inc	-	^
1,865,259		Woolworths Ltd	28,165
		TOTAL FOOD STORES	603,800

FORESTRY - 0.08%
106,814	*	Canfor Corp	1,066
10,415		Great Southern Plantations Ltd	19
737,605		Rayonier, Inc	27,881
1,172,811		Weyerhaeuser Co	72,163
		TOTAL FORESTRY	101,129

FURNITURE AND FIXTURES - 0.23%
966		Bassett Furniture Industries, Inc	16
686,109	e*	BE Aerospace, Inc	14,470
6,033	b,m,v*	Bush Industries, Inc (Class A)	1
209,745	e	Ethan Allen Interiors, Inc	7,270
265,130	e	Furniture Brands International, Inc	5,048
464,157		Herman Miller, Inc	15,879
253,423		Hillenbrand Industries, Inc	14,440
239,699	e	HNI Corp	9,967
56,581		Hooker Furniture Corp	829
278,965	*	Interface, Inc (Class A)	3,593
1,142,883		Johnson Controls, Inc	81,990
196,587		Kimball International, Inc (Class B)	3,794

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
302,959	e	La-Z-Boy, Inc	$4,229
837,186		Leggett & Platt, Inc	20,955
2,576,726		Masco Corp	70,654
510,086		MFI Furniture plc	917
11,968		Neopost S.A.	1,428
74,306		Sealy Corp	970
409,881	e*	Select Comfort Corp	8,968
73,220	e	Stanley Furniture Co, Inc	1,560
412,964		Steinhoff International Holdings Ltd	1,331
296,346	e*	Tempur-Pedic International, Inc	5,088
18,000		Uchida Yoko Co Ltd	100
171,907	e*	Williams Scotsman International, Inc	3,672
		TOTAL FURNITURE AND FIXTURES	277,169

FURNITURE AND HOMEFURNISHINGS STORES - 0.31%
2,039,663	*	Bed Bath & Beyond, Inc	78,038
2,339	*	Bell Microproducts, Inc	12
3,047,710		Best Buy Co, Inc	163,235
825,996	e	Circuit City Stores, Inc	20,741
130,721	e*	Cost Plus, Inc	1,565
645,801		DSG International plc	2,648
48,968		Ellerine Holdings Ltd	410
283,818	e*	GameStop Corp	13,135
20,333		GUD Holdings Ltd	106
154,543	e*	Guitar Center, Inc	6,905
1,787,707		Harvey Norman Holdings Ltd	4,717
122,211	e	Haverty Furniture Cos, Inc	1,949
18,000		Joshin Denki Co Ltd	110
941,977		Kesa Electricals plc	5,745
129,540		Knoll, Inc	2,617
407,286	e*	Mohawk Industries, Inc	30,322
16,491	e*	Movie Gallery, Inc	32
894,010		Nien Made Enterprises	732
102,000		Nitori Co Ltd	4,620
705		NIWS Co HQ Ltd	509
488,918	e	Pier 1 Imports, Inc	3,628
173,681	e*	Restoration Hardware, Inc	1,506
66,106		Shimachu Co Ltd	1,942
336,503		Steelcase, Inc (Class A)	5,280
6,760	e*	The Bombay Co, Inc	9
177,155	e	Tuesday Morning Corp	2,459
364,800		Waterford Wedgwood plc	17
436,560	e	Williams-Sonoma, Inc	14,140
180,838		Yamada Denki Co Ltd	18,126
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	385,255

GENERAL BUILDING CONTRACTORS - 0.44%
20,436	e	Amrep Corp	999
1,000	v*	Aoyama Kanzai Corp	-	^
542,000		Asunaro Aoki Construction Co Ltd	3,808
34,082	e*	Avatar Holdings, Inc	2,013
12,847		Aveng Ltd	45
362,166		Balfour Beatty plc	2,792
414,132		Barratt Developments plc	8,266
297,204	e	Beazer Homes USA, Inc	11,603
174,504		Bellway plc	4,208
94,001	*	Berkeley Group Holdings plc	2,367
28,857		Bilfinger Berger AG.	1,712
82,389	e	Brookfield Homes Corp	2,320

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
19,854		Carillion plc	$136
39,606	*	Cavco Industries, Inc	1,248
523,161		Centex Corp	27,529
1,607,000		Cheung Kong Infrastructure Holdings Ltd	4,920
13,500	*	China Overseas Land & Investment Ltd	3
200	e*	Comstock Homebuilding Cos, Inc	1
279,390		Consorcio ARA S.A. de C.V.	1,367
78,874	*	Corp GEO S.A. de C.V.	332
277,767		CRH plc	9,401
4,726,082	*	Daikyo, Inc	24,686
163,100		Daito Trust Construction Co Ltd	8,851
631,000		Daiwa House Industry Co Ltd	10,924
9,868	e*	Dominion Homes, Inc	60
1,561,786		DR Horton, Inc	37,405
1,478,129		Fletcher Building Ltd	8,279
706,879		George Wimpey plc	6,856
1,200		Hanjin Heavy Industries & Construction Co Ltd	33
1,911,000	*	Haseko Corp	6,584
135,889		Hellenic Technodomiki Tev S.A.	1,330
44,470		Hochtief AG.	2,784
273,554	e*	Hovnanian Enterprises, Inc (Class A)	8,026
27,630		Hyundai Development Co	1,232
1,634,600		IJM Corp Bhd	2,748
11,409		Imerys S.A.	955
928,200		Italian-Thai Development PCL	140
3,756		JM AB	66
577,000		Kajima Corp	2,638
344		Kaufman & Broad S.A.	20
369,027	e	KB Home	16,163
31,000		Keppel Land Ltd	97
11,127,000	*	Kindom Construction Co	3,251
313,723		Leighton Holdings Ltd	4,522
883,283		Lend Lease Corp Ltd	10,546
793,524		Lennar Corp (Class A)	35,907
96,497	e	Levitt Corp (Class A)	1,135
74,695	e	M/I Homes, Inc	2,640
219,500	v*	Mascotech	-	^
3,748		McCarthy & Stone plc	75
119,237		McGrath RentCorp	3,052
146,624	e	MDC Holdings, Inc	6,811
135,676	e*	Meritage Homes Corp	5,645
32,397	e*	NVR, Inc	17,332
1,825,000		Obayashi Corp	12,854
4,765		Obrascon Huarte Lain S.A.	105
60,011	e*	Palm Harbor Homes, Inc	898
122,607	*	Perini Corp	2,560
471,448		Persimmon plc	11,811
899,881	e	Pulte Homes, Inc	28,670
96,000		PYI Corp Ltd	35
6,300		Road Builder M Holdings Bhd	4
259,949	e	Ryland Group, Inc	11,232
1,380,000		Sekisui Chemical Co Ltd	11,636
1,046,000		Sekisui House Ltd	15,824
63,650,000	a	Shanghai Forte Land Co	22,223
2,111,000		Shimizu Corp	12,063
208		Sjaelso Gruppen	62
1,006,343		Skanska AB (B Shs)	17,028
304,668	e	Standard-Pacific Corp	7,160
596,000		Taisei Corp	2,139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
288,000		Takamatsu Corp	$4,998
823,395		Taylor Woodrow plc	5,469
36,798	*	Team, Inc	922
62,669		Technical Olympic S.A.	211
107,335	e	Technical Olympic USA, Inc	1,055
215,370		Titan Cement Co S.A.	10,209
134,000		Toda Corp	627
731,924	e*	Toll Brothers, Inc	20,552
9,926	*	Urbi Desarrollos Urbanos S.A. de C.V	28
271,360	e	Walter Industries, Inc	11,582
205,842	e*	WCI Communities, Inc	3,590
103,867		YIT OYJ	2,406
		TOTAL GENERAL BUILDING CONTRACTORS	533,816

GENERAL MERCHANDISE STORES - 1.49%
273,250	e*	99 Cents Only Stores	3,233
1,011,700		Aeon Co Ltd	24,795
1,241,288	e*	Big Lots, Inc	24,590
308,943	*	BJ's Wholesale Club, Inc	9,015
36,402	e	Bon-Ton Stores, Inc	1,083
183,892	e*	Cabela's, Inc	3,996
379,244		Casey's General Stores, Inc	8,446
79,806	e*	Conn's, Inc	1,666
2,975,971		Costco Wholesale Corp	147,846
130,200		Daimaru, Inc	1,608
250,675	e	Dillard's, Inc (Class A)	8,205
1,381,894		Dollar General Corp	18,835
684,930	e	Family Dollar Stores, Inc	20,027
4,552,655		Federated Department Stores, Inc	196,720
238,688	e	Fred's, Inc	3,012
1,060,279		GUS plc	19,177
86,400		Hankyu Department Stores, Inc	731
26,564		Hyundai Department Store Co Ltd	1,909
584,415		Isetan Co Ltd	9,860
1,323,827		JC Penney Co, Inc	90,537
350,000		Keio Electric Railway Co Ltd	2,335
1,008,000		Kintetsu Corp	3,157
1,073,492		Lojas Americanas S.A.	44
322		Lojas Renner S.A.	19
1,403,846		Marks & Spencer Group plc	16,888
195,900		Marui Co Ltd	2,867
249,400		Mitsukoshi Ltd	1,119
73,504		Pinault-Printemps-Redoute S.A.	10,896
115,715	e*	Retail Ventures, Inc	1,783
150,469		SACI Falabella	464
549,432	e	Saks, Inc	9,494
8,097		Shinsegae Co Ltd	4,193
151,109		Stein Mart, Inc	2,298
167,900		Takashimaya Co Ltd	2,132
5,509,495		Target Corp	304,400
3,513,351		TJX Cos, Inc	98,479
1,485,000		Tokyu Corp	10,208
1,365,172		UNY Co Ltd	18,098
950,035		Wal-Mart de Mexico S.A. de C.V.	3,233
6,500		Wal-Mart de Mexico S.A. de C.V. (ADR)	221
15,119,094		Wal-Mart Stores, Inc	745,674
81,100		Warehouse Group Ltd	340
225,970		Woolworths Group plc	150
		TOTAL GENERAL MERCHANDISE STORES	1,833,783

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
HEALTH SERVICES - 1.47%
79,277	*	Alliance Imaging, Inc	$619
94,938	e*	Amedisys, Inc	3,766
700	*	America Service Group, Inc	9
400	*	American Dental Partners, Inc	7
2,193,067		AmerisourceBergen Corp	99,127
180,098	e*	Amsurg Corp	4,009
261,068	e*	Apria Healthcare Group, Inc	5,153
57,581	e*	Bio-Reference Labs, Inc	1,293
30,000	*	Biovitrum AB	471
51,750	e	Brookdale Senior Living, Inc	2,402
82,128	*	Capio AB	1,877
2,296,819		Caremark Rx, Inc	130,161
476,520		Cigna Corp	55,429
19,075		Coloplast A/S (B Shs)	1,533
424,934	e*	Community Health Systems, Inc	15,871
43,435	e*	Corvel Corp	1,524
211,707	*	Covance, Inc	14,053
1,830,369	*	Coventry Health Care, Inc	94,301
194,602	*	Cross Country Healthcare, Inc	3,308
667,618	*	DaVita, Inc	38,635
343,977		DCA Group Ltd	879
826		Diagnosticos da America S.A.	16
406,121	e*	Edwards Lifesciences Corp	18,921
28,638	*	Emeritus Corp	617
162,479	e*	Enzo Biochem, Inc	1,981
711,954	*	Express Scripts, Inc	53,745
204,657	*	Five Star Quality Care, Inc	2,202
879,649		Fraser and Neave Ltd	2,293
49,245		Fresenius Medical Care AG.	6,397
3,961		Generale de Sante	134
118,272	*	Genesis HealthCare Corp	5,633
72,152	e*	Genomic Health, Inc	1,043
152,194	*	Gentiva Health Services, Inc	2,502
132,029		Getinge AB (B Shs)	2,414
1,748,974		HCA, Inc	87,256
1,006,353		Health Management Associates, Inc (Class A)	21,033
24,003,533	a,e*	Healthsouth Corp	119,058
199,774	*	Healthways, Inc	8,910
13,722		Hooper Holmes, Inc	46
67,761	e*	Horizon Health Corp	1,035
152,055	*	Hythiam, Inc	1,098
49,295	e*	Immunomedics, Inc	88
133,483		Intertek Group plc	1,949
400,000		Japan Care Service Corp	880
2,090		Japan Longlife Co Ltd	1,097
191,192	*	Kindred Healthcare, Inc	5,684
585,731	*	Laboratory Corp of America Holdings	38,406
125,051	e	LCA-Vision, Inc	5,166
63,318	*	LHC Group, Inc	1,413
256,483	e*	LifePoint Hospitals, Inc	9,059
413,828	*	Lincare Holdings, Inc	14,335
278,471	e*	Magellan Health Services, Inc	11,863
346,942		Manor Care, Inc	18,138
117,880	e*	Matria Healthcare, Inc	3,276
3,064,933		McKesson Corp	161,583
193,887		MDS, Inc	3,322
101,111	*	Medcath Corp	3,042

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,072,074	*	Medco Health Solutions, Inc	$184,662
37,498		National Healthcare Corp	2,015
1,400,051	e*	Nektar Therapeutics	20,175
578,189		Network Healthcare Holdings Ltd	920
36,447	e*	Nighthawk Radiology Holdings, Inc	697
6,600		Nihon Kohden Corp	117
333,995	e*	Odyssey HealthCare, Inc	4,736
1,250,616		Omnicare, Inc	53,889
142,686		Option Care, Inc	1,911
156,762	e*	PainCare Holdings, Inc	226
2,285,128		Parkway Holdings Ltd	4,029
228,176	*	Pediatrix Medical Group, Inc	10,405
723,964		Pharmaceutical Product Development, Inc	25,838
299,419	*	Psychiatric Solutions, Inc	10,207
70,722	*	Radiation Therapy Services, Inc	2,067
106,292	*	RehabCare Group, Inc	1,392
514,385	*	Sierra Health Services, Inc	19,464
201,325		Sonic Healthcare Ltd	1,978
136,252	e*	Stereotaxis, Inc	1,410
5,676		Straumann Holding AG.	1,222
132,921	*	Sun Healthcare Group, Inc	1,428
263,408	e*	Sunrise Senior Living, Inc	7,868
92,866	e*	Symbion, Inc	1,705
2,040,096	*	Tenet Healthcare Corp	16,606
389,770	*	Triad Hospitals, Inc	17,162
261,271	e*	United Surgical Partners International, Inc	6,487
341,930		Universal Health Services, Inc (Class B)	20,492
64,506	e*	VistaCare, Inc (Class A)	671
3,874,056	*	WellPoint, Inc	298,496
		TOTAL HEALTH SERVICES	1,808,337

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.32%
195,951		Abertis Infraestructuras S.A.	5,143
215,963		ACS Actividades Cons y Servicios S.A.	10,242
15,933		Alfred Mcalpine plc	149
107,136		Bouygues S.A.	5,730
33,500,000	*	China Water Affairs Group Ltd	8,944
544,000		Chiyoda Corp	10,638
4,020		Daelim Industrial Co	274
75,144	*	Empresas ICA Sociedad Controladora S.A. de C.V.	271
2,708	*	Empresas ICA Sociedad Controladora S.A. de C.V. (ADR)	116
216,471		Fomento de Construcciones y Contratas S.A.	17,293
18,600		Gamuda Bhd	20
350,000		Giken Seisakusho Co, Inc	1,407
435,424		Granite Construction, Inc	23,230
54,516		Grupo Ferrovial S.A.	4,383
32,820		GS Engineering & Construction Corp	2,296
98,000		Guangzhou Investment Co Ltd	19
25,000		Hopewell Highway Infrastructure Ltd	19
23,070	*	Hyundai Engineering & Construction	1,241
47,665	*	Jarvis plc	47
182,709	e*	Matrix Service Co	2,392
23,640		Michaniki S.A.	91
1,954,762		Multiplex Group	5,128
9,441		Murray & Roberts Holdings Ltd	39
169,400		Nishimatsu Construction Co Ltd	632
119,884		Okumura Corp	659
1,382		Peab AB	23
78,978	e*	Sterling Construction Co, Inc	1,584

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
109,000	*	Toyo Construction Co Ltd	$91
506,526		Transurban Group	2,756
2,520,397		Vinci S.A.	280,609
1,250,666		YTL Corp Bhd	1,797
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	387,263

HOLDING AND OTHER INVESTMENT OFFICES - 2.68%
384,912	*	3i Group Plc	6,742
6,311	*	4Kids Entertainment, Inc	104
248,487		Aames Investment Corp	875
23,638		Aberdeen Asset Management plc	72
263,325		Acadia Realty Trust	6,715
2,077		Ackermans & Van Haaren	150
228,749	e*	Affiliated Managers Group, Inc	22,900
296,915	*	Affordable Residential Communities	2,877
43,850		Agree Realty Corp	1,440
300,959		Alarko Holding A.S.	795
11,836	*	Alexander's, Inc	3,672
136,432	e	Alexandria Real Estate Equities, Inc	12,797
690,265	e	Allied Capital Corp	20,853
577,939		AMB Property Corp	31,850
106,929		American Campus Communities, Inc	2,728
788,345	e	American Financial Realty Trust	8,798
373,658		American Home Mortgage Investment Corp	13,029
3,133,304		Amvescap plc	34,026
737,497	e	Annaly Mortgage Management, Inc	9,691
550,255		Anthracite Capital, Inc	7,076
282,600		Anworth Mortgage Asset Corp	2,360
641,094		Apartment Investment & Management Co (Class A)	34,882
461,346		Apollo Investment Corp	9,462
123,803		Arbor Realty Trust, Inc	3,164
379,757		ARC Energy Trust	9,245
1,115,228		Archstone-Smith Trust	60,713
523,281		Ashford Hospitality Trust, Inc	6,243
503,468		AvalonBay Communities, Inc	60,618
2,215,062		Babcock & Brown Wind Partners	2,386
109		Befimmo SCA Sicafi	12
376,772	e	BioMed Realty Trust, Inc	11,431
47,981	*	Blackrock International Land plc	23
35,210		Bodycote International	157
826,875	e	Boston Properties, Inc	85,449
372,494		Brandywine Realty Trust	12,125
276,059		BRE Properties, Inc (Class A)	16,489
774,871		Brookfield Asset Management, Inc	34,260
3,994		BRT Realty Trust	113
414,553		Camden Property Trust	31,510
191,537	e	Capital Lease Funding, Inc	2,124
16,275		Capital Southwest Corp	1,939
101,602		Capital Trust, Inc	4,138
5,983,900		CapitaMall Trust	9,570
600	e	Capstead Mortgage Corp	5
448,785	e	CBL & Associates Properties, Inc	18,809
177,070	e	Cedar Shopping Centers, Inc	2,863
63,122	e	CentraCore Properties Trust	2,004
5,384,733		CFS Gandel Retail Trust	8,107
131,741	*	CFS Retail Property Trust	194
41,534	e	Cherokee, Inc	1,521
175,726		China Merchants Holdings International Co Ltd	515
106,956	*	CI Financial Income Fund	2,849

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
53,765		Cia de Concessoes Rodoviarias	$519
249		Cie du Bois Sauvage	90
11,300		Cogdell Spencer, Inc	234
8,451,912		Collins Stewart Tullett plc	137,676
187,831		Colonial Properties Trust	8,980
800		Columbia Equity Trust, Inc	13
3,191,773		Commonwealth Property Office Fund	3,354
72,403		Compass Diversified Trust	1,108
294,712	e	Corporate Office Properties Trust	13,191
228,036		Cousins Properties, Inc	7,801
583,500		Crescent Real Estate Equities Co	12,726
80	e	Cross Timbers Royalty Trust	4
1,100		Crystal River Capital, Inc	25
101,298	v	Crystal River Capital, Inc	2,318
188,250		Deerfield Triarc Capital Corp	2,468
468,096		Developers Diversified Realty Corp	26,101
371,104		DiamondRock Hospitality Co	6,164
105,613		Digital Realty Trust, Inc	3,308
609,174		Duke Realty Corp	22,753
182,683		EastGroup Properties, Inc	9,109
19,746		ECC Capital Corp	20
152,320	e	Education Realty Trust, Inc	2,248
20,222	e*	Enstar Group, Inc	1,932
233,178	e	Entertainment Properties Trust	11,500
478,717		Equity Inns, Inc	7,621
158,148	e	Equity Lifestyle Properties, Inc	7,229
1,688,321		Equity Office Properties Trust	67,128
260,350	e	Equity One, Inc	6,241
1,456,032		Equity Residential	73,646
116,009		Essex Property Trust, Inc	14,083
289,625		Extra Space Storage, Inc	5,013
655,828		Fabege AB	14,498
307,367		Federal Realty Investment Trust	22,837
621,939		FelCor Lodging Trust, Inc	12,470
83,474		Feldman Mall Properties, Inc	921
290,225	e	Fieldstone Investment Corp	2,534
259,585	e	First Industrial Realty Trust, Inc	11,422
132,117		First Potomac Realty Trust	3,993
190,339		Franklin Street Properties Corp	3,780
844,481	e	Friedman Billings Ramsey Group, Inc	6,781
7,627,507		GEA Group AG.	137,537
1,194,282		General Growth Properties, Inc	56,908
103,456	e	Getty Realty Corp	3,029
67,202	e	Gladstone Capital Corp	1,479
76,079		Gladstone Investment Corp	1,111
192,783		Glenborough Realty Trust, Inc	4,960
211,335	e	Glimcher Realty Trust	5,237
338,375		Global Signal, Inc	17,115
218,959		GMH Communities Trust	2,763
1,502,000		GOME Electrical Appliances Holdings Ltd	1,218
1,100		Government Properties Trust, Inc	10
1,429,294		GPT Group	5,007
129,121	e	Gramercy Capital Corp	3,255
142,510		Great Portland Estates plc	1,614
105,369		Groupe Bruxelles Lambert S.A.	11,244
5,874	*	Groupe Bruxelles Lambert S.A.	-	^
4,785,386		Guinness Peat Group plc	7,497
121,495	e	Harris & Harris Group, Inc	1,492
589,878		Health Care Property Investors, Inc	18,316

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
412,421		Health Care REIT, Inc	$16,501
275,264	e	Healthcare Realty Trust, Inc	10,573
163,278		Heritage Property Investment Trust	5,953
67,094		Hersha Hospitality Trust	644
570,354	e	Highland Hospitality Corp	8,173
320,293		Highwoods Properties, Inc	11,918
202,888		Home Properties, Inc	11,597
330,718		HomeBanc Corp	2,034
298,147		Hospitality Properties Trust	14,073
2,540,838	e	Host Marriott Corp	58,261
47,936		Housing Development Finance Corp	1,600
901,215		HRPT Properties Trust	10,770
5,656		Hugoton Royalty Trust	149
6,529		Hurriyet Gazetecilik A.S.	16
155,654	*	Immoeast Immobilien Anlagen AG.	1,893
454,102	e	IMPAC Mortgage Holdings, Inc	4,255
3,978,748		ING Industrial Fund	6,998
93,990		ING Office Fund	110
401,985		Inland Real Estate Corp	7,043
387,520		Innkeepers U.S.A. Trust	6,313
10,000	*	Intercell AG. (GDR)	190
267,723	e	Investors Real Estate Trust	2,613
2,824		Is Gayrimenkul Yatirim Ortakligi A.S.	5
19,700		iShares Dow Jones US Utilities Sector Index Fund	1,633
690,200		iShares MSCI EAFE Index Fund	46,761
379,900		iShares MSCI Japan Index Fund	5,144
325,000	e	iShares Russell 2000 Index Fund	23,400
598,201		iStar Financial, Inc	24,945
20,400		Jafco Co Ltd	1,029
1,650		Japan Prime Realty Investment Corp	4,931
178		Japan Real Estate Investment Corp	1,507
39		Japan Retail Fund Investment Corp	287
75,660		JER Investors Trust, Inc	1,298
183,203		JFE Holdings, Inc	7,181
169,429	e	Kilroy Realty Corp	12,765
1,055,487		Kimco Realty Corp	45,249
165,302		Kite Realty Group Trust	2,817
396,309		Kiwi Income Property Trust	357
326,500		KKR Financial Corp	8,012
5,191,100		KLCC Property Holdings Bhd	3,097
6,000	*	K-REIT Asia	7
732,682		Land Securities Group plc	26,998
232,810	e	LaSalle Hotel Properties	10,090
311,874		Lexington Corporate Properties Trust	6,605
371,706	e	Liberty Property Trust	17,764
1,915,000		Link Real Estate Investment Trust	3,987
165,476		LTC Properties, Inc	4,013
412,214	e	Luminent Mortgage Capital, Inc	4,242
401,688		Macerich Co	30,673
410,383		Mack-Cali Realty Corp	21,258
195,992		Macquarie Communications Infrastructure Group	906
8,138,223		Macquarie Infrastructure Group	19,409
131,500		Macquarie Office Trust	147
218,788	e	Maguire Properties, Inc	8,913
18,403,586	*	Man Group Plc	154,371
239,705		Medical Properties Trust, Inc	3,210
156,240	*	Meinl European Land Ltd	3,404
498,393		MFA Mortgage Investments, Inc	3,713
138,363		Mid-America Apartment Communities, Inc	8,471

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,895,000		Midland Holdings Ltd	$1,840
330,455		Mills Corp	5,522
195,792		Mission West Properties, Inc	2,234
146,448	e	MortgageIT Holdings, Inc	2,062
17,800	*	Mulpha International Bhd	6
17,500		MVC Capital, Inc	227
135,811		National Health Investors, Inc	3,848
9,115	e	National Health Realty, Inc	181
336,580		National Retail Properties, Inc	7,270
485,230	e	Nationwide Health Properties, Inc	12,975
336,044	e	New Century Financial Corp	13,210
435,986	e	New Plan Excel Realty Trust	11,793
258,632		Newcastle Investment Corp	7,089
83,536		Newkirk Realty Trust, Inc	1,377
481		Nippon Building Fund, Inc	4,886
7,365		Nobel Biocare Holding AG.	1,813
9,005,100		Noble Group Ltd	5,897
41		Nomura Real Estate Office Fund, Inc	329
463,365	e	NorthStar Realty Finance Corp	5,885
188,984	e	Novastar Financial, Inc	5,516
1,300,050		NTL, Inc	33,060
227		NTT Urban Development Corp	1,814
582,108		Omega Healthcare Investors, Inc	8,737
2,319		Ordina NV	43
20,069		Origen Financial, Inc	114
406,326		Pan Pacific Retail Properties, Inc	28,207
7,460		Paragon Group Cos plc	94
154,690		Parkway Properties, Inc	7,192
217,233		Pennsylvania Real Estate Investment Trust	9,248
1,435,119		Plum Creek Timber Co, Inc	48,851
247,131		Post Properties, Inc	11,744
237,123		Potlatch Corp	8,797
342,520		PrimeWest Energy Trust	8,381
1,201,673		Prologis	68,567
97,488		PS Business Parks, Inc	5,879
38,590		PSP Swiss Property AG.	1,960
15,839,500		PT Summarecon Agung Tbk	1,889
767,071		Public Storage, Inc	65,960
164,717	e	RAIT Investment Trust	4,752
88,260	e	Ramco-Gershenson Properties	2,820
1,085,225	*	Realogy Corp	24,613
501,701	e	Realty Income Corp	12,397
369,586	e	Reckson Associates Realty Corp	15,818
111,632		Redwood Trust, Inc	5,623
571,456		Regency Centers Corp	39,293
149,625		Republic Property Trust	1,649
60,805	e	Resource Capital Corp	939
212,460		Rodamco Europe NV	24,745
89,955		Sacyr Vallehermoso S.A.	4,089
63,922		Saul Centers, Inc	2,876
301,024	e	Saxon Capital, Inc	4,226
324,564		SCOR	790
448,176	e	Senior Housing Properties Trust	9,564
14,000		Shanghai Industrial Holdings Ltd	26
5,839,000	*	Shimao Property Holdings Ltd	6,251
583,000		Sime Darby Bhd	948
1,305,046		Simon Property Group, Inc	118,263
105,395		Sizeler Property Investors, Inc	1,584
361,594	e	SL Green Realty Corp	40,390

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,253,046		SM Prime Holdings	$377
1,179		Societe de la Tour Eiffel	187
821,793		Softbank Corp	17,010
99,091	e	Sovran Self Storage, Inc	5,505
1,000,000	e	SPDR Trust Series 1	133,580
563,105		Spirit Finance Corp	6,538
12,170		Sponda OYJ	137
103,858	e*	Star Maritime Acquisition Corp	998
467,370	e	Strategic Hotels & Resorts, Inc	9,291
126,163		Sun Communities, Inc	4,032
391,299	e	Sunstone Hotel Investors, Inc	11,629
437,317		Suntec Real Estate Investment Trust	408
181,533	e	Tanger Factory Outlet Centers, Inc	6,466
67,812	e	Tarragon Corp	706
747,194		Taubman Centers, Inc	33,190
514,977		Thornburg Mortgage, Inc	13,116
442,297		Trizec Properties, Inc	12,787
381,547		Trustreet Properties, Inc	4,773
3,129		United Arab Investors	14
613,067	e	United Dominion Realty Trust, Inc	18,515
68,907		Universal Health Realty Income Trust	2,470
125,583		Urstadt Biddle Properties, Inc (Class A)	2,282
294,348	e	U-Store-It Trust	6,317
697,891		Ventas, Inc	26,897
700,291		Vornado Realty Trust	76,332
261,544	e	Washington Real Estate Investment Trust	10,409
334,551		Weingarten Realty Investors	14,392
1,133,766		Wharf Holdings Ltd	3,886
58,297	e	Windrose Medical Properties Trust	1,031
237,614		Winston Hotels, Inc	2,927
139,667		Winthrop Realty Trust	901
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,289,633

HOTELS AND OTHER LODGING PLACES - 0.75%
6,415,194		Accor S.A.	437,246
145,471		Ameristar Casinos, Inc	3,158
210,541	*	Aztar Corp	11,161
7,711,000	*	Banyan Tree Holdings Ltd	4,127
128,546	e*	Bluegreen Corp	1,474
195,638	e	Boyd Gaming Corp	7,520
391,517		Choice Hotels International, Inc	16,013
35,611		Four Seasons Hotels, Inc	2,275
500		Fujita Kanko, Inc	4
234,101	e*	Gaylord Entertainment Co	10,265
984,808		Genting Bhd	6,435
39,215		Great Eagle Holding Co	143
82,466	*	Great Wolf Resorts, Inc	986
3,284,530		Hilton Hotels Corp	91,474
2,406,433		Hongkong & Shanghai Hotels	3,058
132,044		Indian Hotels Co Ltd	3,982
449,263		Intercontinental Hotels Group plc	7,869
64,973		Intrawest Corp	2,241
86,117	e*	Isle of Capri Casinos, Inc	1,814
17,440		Kangwon Land, Inc	369
693,698	e*	Las Vegas Sands Corp	47,414
117,415	e*	Lodgian, Inc	1,559
126,510	e	Marcus Corp	2,906
1,904,116		Marriott International, Inc (Class A)	73,575
531,705	*	MGM Mirage	20,997

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
9,829,118		Minor International PCL	$2,499
93,219	*	Monarch Casino & Resort, Inc	1,808
104,576	*	Morgans Hotel Group Co	1,307
13,452		NH Hoteles S.A.	286
946		Orbis S.A.	14
37,200	*	Orient-Express Hotels Ltd	1,391
54,185	e*	Outdoor Channel Holdings, Inc	590
58,000		Raffles Holdings Ltd	27
15,400		Resorts World Bhd	46
67,603	e*	Riviera Holdings Corp	1,381
4,015,930		Shangri-La Asia Ltd	8,928
1,228,361		Starwood Hotels & Resorts Worldwide, Inc	70,250
223,887	e	Station Casinos, Inc	12,947
162,433	*	Trump Entertainment Resorts, Inc	2,755
1,481,130		United Overseas Land Ltd	3,264
253,511	e*	Vail Resorts, Inc	10,146
927,680	e*	Wyndham Worldwide Corp	25,947
217,071	e*	Wynn Resorts Ltd	14,763
		TOTAL HOTELS AND OTHER LODGING PLACES	916,414

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.61%
3,812,645		3M Co	283,737
55,381		Aaon, Inc	1,263
2,649,777		ABB Ltd	34,859
519,740		Acer, Inc	881
10,279		Acer, Inc (GDR)	86
182,401	e	Actuant Corp	9,138
52,198	*	Adamind Ltd	21
4,079		Advantech Co Ltd	12
387,982	*	AGCO Corp	9,835
2,614		Alamo Group, Inc	59
168,343	e	Albany International Corp (Class A)	5,357
26,783		Alfa Laval AB	899
79,343	e*	Allis-Chalmers Energy, Inc	1,162
1,149,634	*	Alstom RGPT	104,014
407,729		Amada Co Ltd	4,094
8,800		Amano Corp	113
1,213,490	e	American Standard Cos, Inc	50,930
92,785		Ampco-Pittsburgh Corp	2,870
3,826		Andritz AG.	584
6,033,024	*	Apple Computer, Inc	464,724
7,575,006		Applied Materials, Inc	134,305
400,500		ARRK Corp	5,259
3,395	*	ASM International NV	62
313,000		ASM Pacific Technology Ltd	1,643
602,648	*	ASML Holding NV	14,092
94,178	e*	Astec Industries, Inc	2,378
108,779	e*	ASV, Inc	1,622
612,792	*	Asyst Technologies, Inc	4,142
1,332,847		Atlas Copco AB (A Shares)	35,012
249,774		Atlas Copco AB (B Shares)	6,254
606,101	e*	Axcelis Technologies, Inc	4,279
3,713		Balda AG.	30
10,336	e*	Basin Water, Inc	85
693,000		Benq Corp	407
490,641		Black & Decker Corp	38,932
132,084		Black Box Corp	5,141
207,703	*	Blount International, Inc	2,081
307,922		Briggs & Stratton Corp	8,483

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
449,004	*	Brooks Automation, Inc	$5,860
181,681	e	Bucyrus International, Inc (Class A)	7,707
2,224,114		Canon, Inc	115,983
696		Cardo AB	21
234,013		Carlisle Cos, Inc	19,680
67,890	e	Cascade Corp	3,099
31,500		Casio Computer Co Ltd	635
3,852,647		Caterpillar, Inc	253,504
285,468	e	CDW Corp	17,608
611,858	*	Charter plc	9,772
2,779	*	Christ Water Technology AG.	45
620,245	e*	Cirrus Logic, Inc	4,522
1,347,553		Citizen Watch Co Ltd	11,088
162,543	e*	Columbus McKinnon Corp	2,931
273,645		Compal Electronics, Inc	242
200	*	Cray, Inc	2
551,720	e	Cummins, Inc	65,782
258,648	e	Curtiss-Wright Corp	7,850
240,605	e*	Cymer, Inc	10,565
4,500		Daifuku Co Ltd	57
27,000		Daihen Corp	136
34,400		Daikin Industries Ltd	1,019
41		Daum Commerce Co Ltd	1
1,247,247	e	Deere & Co	104,656
13,768,638	*	Dell, Inc	314,476
918,958		Delta Electronics, Inc	2,638
306,624	e	Diebold, Inc	13,347
357,609		Donaldson Co, Inc	13,196
1,830		Doosan Infracore Co Ltd	36
2,700	*	Dot Hill Systems Corp	11
1,255,165		Dover Corp	59,545
137,470	e*	Dresser-Rand Group, Inc	2,804
69,165	e*	Dril-Quip, Inc	4,681
17,971	*	Duro Felguera S.A.	108
1,433,606		Eaton Corp	98,704
1,599,000		Ebara Corp	5,794
5,754		Econocom Group	42
325,963	*	Electronics for Imaging, Inc	7,458
14,225,492	*	EMC Corp	170,421
649,941	*	Emulex Corp	11,809
93,464	*	ENGlobal Corp	579
124,345	e*	EnPro Industries, Inc	3,738
759,255	e*	Entegris, Inc	8,283
130	*	Exabyte Corp	-	^
705,348	e*	Extreme Networks, Inc	2,560
195,000		Ferrotec Corp	1,286
7,181,556		FKI plc	12,135
74,335	*	Flanders Corp	636
306,935	e*	Flow International Corp	3,981
235,075	*	Flowserve Corp	11,892
309,093	*	FMC Technologies, Inc	16,598
1,565,080		Fuji Photo Film Co Ltd	57,105
57,000		Furukawa Co Ltd	143
230,379	*	Gardner Denver, Inc	7,621
1,648,908	*	Gateway, Inc	3,116
64,363	*	Gehl Co	1,724
63,774,230		General Electric Co	2,251,230
9,000		Gigabyte Technology Co Ltd	7
356,942	e*	Global Imaging Systems, Inc	7,878

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
8,300		Glory Ltd	$161
733,139	*	GMR Infrastructure Ltd	3,759
124,800	e*	Goodman Global, Inc	1,666
55,378		Gorman-Rupp Co	1,811
347,426		Graco, Inc	13,570
844,886	*	Grant Prideco, Inc	32,131
22,477		Heidelberger Druckmaschinen	927
20,503,890		Hewlett-Packard Co	752,288
13,300		Hikari Tsushin, Inc	695
60,000		Hitachi Construction Machinery Co Ltd	1,341
229,417	*	Husqvarna AB	2,700
151,966	*	Hydril	8,519
244,617		IDEX Corp	10,531
2,500,783		IMI plc	23,728
5,200		Ines Corp	35
7,245	*	InFocus Corp	21
304,251	*	Intermec, Inc	8,020
9,840,328		International Business Machines Corp	806,316
2,138,707		International Game Technology	88,756
148,989	e*	Intevac, Inc	2,503
2,000	*	Inventec Appliances Corp	6
3,135,360		Inventec Co Ltd	2,041
1,418,000		Ishikawajima-Harima Heavy Industries Co Ltd	4,334
3,900		Itochu Techno-Science Corp	198
1,083,776		Jabil Circuit, Inc	30,963
5,035,000		Japan Steel Works Ltd	34,440
720,421		Joy Global, Inc	27,095
102,266	*	Kadant, Inc	2,512
11,000		Kato Works Co Ltd	43
184,413	e	Kaydon Corp	6,827
5,800		Keihin Corp	148
164,396		Kennametal, Inc	9,313
17,340		Kinpo Electronics	6
176,772	e*	Komag, Inc	5,650
1,587,749		Komatsu Ltd	27,420
249,415		Komori Corp	5,078
292,500		Konica Minolta Holdings, Inc	3,917
869,218		Kubota Corp	7,138
325,914	e*	Kulicke & Soffa Industries, Inc	2,881
16,300		Kurita Water Industries Ltd	316
840,215	e*	Lam Research Corp	38,087
9,996		Larsen & Toubro Ltd	277
59,234	e*	LB Foster Co	954
1,187,000	v*	Lee Kee Holdings Ltd	407
276,064		Lennox International, Inc	6,322
942,198	*	Lexmark International, Inc	54,327
490		LG Electronics, Inc	19
4,784		LG Electronics, Inc (GDR)	90
69,260	e	Lindsay Manufacturing Co	1,991
996,334		Lite-On Technology Corp	1,230
140,751	*	Logitech International S.A.	3,056
85,350		Lufkin Industries, Inc	4,517
12,000		Makino Milling Machine Co Ltd	102
17,800		Makita Corp	523
372,943		Manitowoc Co, Inc	16,704
312,349		Meggitt plc	1,825
112,400		Melco Holdings, Inc	3,283
14,387	*	Mestek, Inc	209
703,305		Metso Oyj	25,881

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
81,300		Micron Machinery Co Ltd	$2,608
300,812	*	Micros Systems, Inc	14,716
52,463	e*	Middleby Corp	4,043
1,443,492		Mitac International	1,522
5,137,890		Mitsubishi Heavy Industries Ltd	21,269
5,078,822		Mitsui & Co Ltd	64,579
103,000		Mitsui Engineering & Shipbuilding Co Ltd	335
428,900		Mitsumi Electric Co Ltd	5,918
160,445		Modec, Inc	3,328
309,048		Modine Manufacturing Co	7,519
23,400	*	M-Systems Flash Disk Pioneers	942
36,445		Nacco Industries, Inc (Class A)	4,953
132,174	e*	NATCO Group, Inc	3,807
195,263	*	Netgear, Inc	4,020
115,764		NN, Inc	1,369
243,716		Nordson Corp	9,715
1,010,000		NTN Corp	7,986
392,227		OCE NV	6,297
60,717	*	Ocean RIG ASA	379
292,403	*	Oil States International, Inc	8,041
54,000		Oki Electric Industry Co Ltd	122
104,000		Okuma Holdings, Inc	920
3,157		ONA S.A.	481
5,800		OSG Corp	83
24,600		OYL Industries Bhd	37
529,971		Pall Corp	16,328
607,026	e*	Palm, Inc	8,838
6,524	e*	PAR Technology Corp	59
1,277,121		Parker Hannifin Corp	99,271
231,934	*	Paxar Corp	4,634
4,285		Pinguely-Haulotte	111
1,100	*	Planar Systems, Inc	12
150,171	*	ProQuest Co	1,955
41,500		PT United Tractors Tbk	27
30,596		Quanta Computer, Inc	44
1,078,894	*	Quantum Corp	2,352
159,207	e*	Rackable Systems, Inc	4,357
118,163	e*	RBC Bearings, Inc	2,854
1,458,043		Rheinmetall AG.	106,126
8,521	*	Rimage Corp	191
194,600		Riso Kagaku Corp	3,517
70,284	e	Robbins & Myers, Inc	2,173
880,654		Rockwell Automation, Inc	51,166
667,085	*	Safeguard Scientifics, Inc	1,307
59,154		Safran S.A.	1,196
18,340		Samsung Corp	581
1,070,455	*	SanDisk Corp	57,312
1,580,742		Sandvik AB	18,119
2,270		Sartorius AG.	89
60,802		Sauer-Danfoss, Inc	1,458
34,166		Scania AB	2,037
203,906	e*	Scansource, Inc	6,184
296,148	e*	Scientific Games Corp (Class A)	9,418
183,000	e	Seagate Technology, Inc	4,225
1,249,635	v*	Seagate Technology, Inc	-	^
18,100		Seiko Epson Corp	493
106,076	e*	Semitool, Inc	1,097
94,000		Shanghai Electric Group Co Ltd	32
238,000		Shinmaywa Industries Ltd	1,140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,526		SIG Holding AG.	$729
131,137	e*	Sigma Designs, Inc	1,960
1,033,025		SKF AB	15,119
129,700		SMC Corp	17,162
936,866		Smith International, Inc	36,350
28,706		Solarworld AG.	1,577
4,413,450	e*	Solectron Corp	14,388
244,725		SPX Corp	13,078
72,186		Standex International Corp	2,013
491,736		Stanley Works	24,513
5,082		Sulzer AG.	4,050
2,303,000		Sumitomo Heavy Industries Ltd	19,282
1,115,362		Symbol Technologies, Inc	16,574
11,000		Synnex Technology International Corp	10
3,687	*	T-3 Energy Services, Inc	74
468,000		Tadano Ltd	4,307
808,230		Technip S.A.	45,935
606,000		Techtronic Industries Co	895
95,423	*	Tecumseh Products Co (Class A)	1,451
94,776		Tennant Co	2,307
674,080	*	Terex Corp	30,482
16,400		THK Co Ltd	387
427,090		Timken Co	12,719
47,000		Tokimec, Inc	107
170,669		Tokyo Electron Ltd	12,613
188,300		Tokyo Seimitsu Co Ltd	9,883
59,179		Tomra Systems ASA	361
248,777	e	Toro Co	10,491
3,687,077		Toshiba Corp	23,909
10,000		Toshiba Machine Co Ltd	79
6,000		Toyo Kanetsu K K	14
456,700		Toyota Tsusho Corp	12,024
80,002	e*	TurboChef Technologies, Inc	1,112
2,500,000		Tutt Bryant Group Ltd	3,093
144,912	*	Ultratech, Inc	1,930
27,656	*	Unaxis Holding AG.	9,267
3,901,250		Unisteel Technology Ltd	5,035
384,509	e*	VA Software Corp	1,546
602,499	e*	Varian Medical Systems, Inc	32,167
189,893	e*	VeriFone Holdings, Inc	5,421
63,028	*	Vestas Wind Systems A/S	1,683
516,209		Wartsila Oyj (Series B)	20,947
165,433	e	Watsco, Inc	7,612
11,586		Weir Group plc	104
963,972	*	Western Digital Corp	17,448
14,361		Wincor Nixdorf AG.	2,088
173,875		Woodward Governor Co	5,832
6,030		Woongjin Coway Co Ltd	147
28,700		Yokogawa Electric Corp	377
324,393	e*	Zebra Technologies Corp (Class A)	11,594
5,650		Zyxel Communications Corp	7
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	8,112,745

INSTRUMENTS AND RELATED PRODUCTS - 3.09%
116,209	e*	Abaxis, Inc	2,718
113,815	e*	Abiomed, Inc	1,683
58,331	*	ADE Corp	1,868
381,569	e*	Advanced Medical Optics, Inc	15,091
241,630		Advantest Corp	11,987

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
381,394	e*	Affymetrix, Inc	$8,223
2,509,288	*	Agilent Technologies, Inc	82,029
350,128	e*	Align Technology, Inc	3,984
664,164	e	Allergan, Inc	74,792
403,444	e*	American Medical Systems Holdings, Inc	7,435
91,992	e*	American Science & Engineering, Inc	4,463
80,574	e	Analogic Corp	4,135
115,442	*	Anaren, Inc	2,432
70,874	*	Angiodynamics, Inc	1,468
4,537		Anritsu Corp	24
1,497,774		Applera Corp (Applied Biosystems Group)	49,591
59,375	e*	Argon ST, Inc	1,423
209,433	e*	Armor Holdings, Inc	12,007
126,758		Arrow International, Inc	4,032
153,171	e*	Arthrocare Corp	7,178
4,200		Asia Optical Co, Inc	20
95,575	e*	Aspect Medical Systems, Inc	1,631
1,087		Bacou-Dalloz	127
59,522	e	Badger Meter, Inc	1,499
3,328,280		BAE Systems plc	24,631
463,459	e	Bard (C.R.), Inc	34,759
220,665	e	Bausch & Lomb, Inc	11,062
4,001,148		Baxter International, Inc	181,892
17,199,208	m,v*	BB Bioventures L.P.	8,548
291,143		Beckman Coulter, Inc	16,758
1,645,170		Becton Dickinson & Co	116,264
1,800	e*	Biolase Technology, Inc	11
1,308,540		Biomet, Inc	42,122
105,284	*	Bio-Rad Laboratories, Inc (Class A)	7,447
151,438	*	Biosite, Inc	7,001
5,931,953	*	Boston Scientific Corp	87,734
281,530	*	Bruker BioSciences Corp	1,974
27,941	*	Caliper Life Sciences, Inc	136
211,947	*	Candela Corp	2,312
800	*	Cantel Medical Corp	11
107,009	*	Cardiodynamics International Corp	76
314,210	e*	Cepheid, Inc	2,269
161,032	e*	Cerus Corp	894
102,278	e	CNS, Inc	2,887
67,440		Cochlear Ltd	2,664
241,940	e*	Coherent, Inc	8,386
130,378	e	Cohu, Inc	2,325
5,958	*	Concord Camera Corp	3
173,587	*	Conmed Corp	3,664
195,527		Cooper Cos, Inc	10,461
528,648	e*	Credence Systems Corp	1,507
129,157	e*	Cyberonics, Inc	2,264
1,668,807		Danaher Corp	114,597
90,799		Datascope Corp	3,039
737,896		Dentsply International, Inc	22,218
295,597	e*	Depomed, Inc	1,206
97,636	e*	DexCom, Inc	1,087
120,351	*	Dionex Corp	6,131
131,564	e*	DJ Orthopedics, Inc	5,464
8,522	*	Dmatek Ltd	21
188,755	e	DRS Technologies, Inc	8,243
9,964	e*	DXP Enterprises, Inc	233
358,919	e*	Eagle Test Systems, Inc	5,929
3,226,639	e	Eastman Kodak Co	72,277

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
212,091		EDO Corp	$4,853
67,855		Elekta AB	1,278
343,489	*	Encore Medical Corp	2,164
150,540	e*	ESCO Technologies, Inc	6,931
150,152	e*	Esterline Technologies Corp	5,069
93,146	*	ev3, Inc	1,584
1,525	*	Exactech, Inc	21
70,017	*	Excel Technology, Inc	2,072
300	e*	FARO Technologies, Inc	6
143,786	e*	FEI Co	3,035
1,531,494		Finmeccanica S.p.A.	34,199
631,400	*	Fisher Scientific International, Inc	49,401
403,436	e*	Flir Systems, Inc	10,957
263,345	e*	Formfactor, Inc	11,095
264,016	e*	Fossil, Inc	5,687
107,315	e*	Foxhollow Technologies, Inc	3,669
1,700	e*	Given Imaging Ltd	32
9,670,571	*	Golden Meditech Co Ltd	2,445
220,031	e*	Haemonetics Corp	10,297
196,956	*	HealthTronics, Inc	1,215
74,822	*	Herley Industries, Inc	926
306,416	*	Hologic, Inc	13,335
95,820	e*	ICU Medical, Inc	4,358
120,821	e*	I-Flow Corp	1,452
137,216	*	II-VI, Inc	3,419
263,190	e*	Illumina, Inc	8,696
310		Inficon Holding AG.	41
422,437	e*	Input/Output, Inc	4,195
118,519	*	Integra LifeSciences Holdings Corp	4,442
250,751	*	Intermagnetics General Corp	6,783
124,465	*	Intralase Corp	2,453
184,129	e*	Intuitive Surgical, Inc	19,416
183,294		Invacare Corp	4,311
337,286	*	Invensys Plc	1,312
158,670	e*	Ionatron, Inc	763
98,032	*	IRIS International, Inc	1,127
600	*	Ista Pharmaceuticals, Inc	4
172,636	*	Itron, Inc	9,633
247,827	*	Ixia	2,208
16,422,284		Johnson & Johnson	1,066,463
2,113		Keithley Instruments, Inc	27
59,931	e*	Kensey Nash Corp	1,754
46,743		Keyence Corp	10,763
1,534,838		Kla-Tencor Corp	68,254
416,888	*	Kopin Corp	1,397
300	*	KVH Industries, Inc	4
338,453	e*	Kyphon, Inc	12,665
375,648	e*	L-1 Identity Solutions, Inc	4,902
700	e*	LaBarge, Inc	7
5,883	*	LeCroy Corp	81
370,990	e*	LTX Corp	1,859
110,449		Luxottica Group S.p.A.	3,253
400	*	Lydall, Inc	4
79,196	e*	Measurement Specialties, Inc	1,477
64,535	*	Medical Action Industries, Inc	1,735
6,981,435		Medtronic, Inc	324,218
280,380	e	Mentor Corp	14,128
156,238	*	Merit Medical Systems, Inc	2,122
311,744	*	Mettler-Toledo International, Inc	20,622

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
700		Micronics Japan Co Ltd	$19
233,494	*	Millipore Corp	14,313
179,086		Mine Safety Appliances Co	6,383
254,907	*	MKS Instruments, Inc	5,177
164,089	e*	Molecular Devices Corp	3,034
107,619	e	Movado Group, Inc	2,736
21,683,612	m,v*	MPM Bioventures II-QP, Lp	10,703
152,893	e	MTS Systems Corp	4,945
263,814	e	National Instruments Corp	7,213
106,492	e*	Natus Medical, Inc	1,454
72,371	e*	Neurometrix, Inc	1,376
234,690	*	Newport Corp	3,825
34,871	*	Nextest Systems Corp	459
349,000		Nikon Corp	7,209
1,503,000		Nippon Electric Glass Co Ltd	33,146
944		Nobel Biocare Holding AG.	230
18,524	e*	Northstar Neuroscience, Inc	245
3,419	*	Novoste Corp	8
191,039	e*	NuVasive, Inc	3,842
70,021	e*	NxStage Medical, Inc	614
146,468	e	Oakley, Inc	2,497
576,182		Olympus Corp	16,975
6,000		Optimax Technology Corp	4
500	*	Orbotech Ltd	12
200,000		Osaki Electric Co Ltd	1,967
23,098	*	OYO Geospace Corp	1,311
114,306	e*	Palomar Medical Technologies, Inc	4,824
8,827,397		PCCW Ltd	5,393
626,680		PerkinElmer, Inc	11,863
185,135		Phonak Holding AG.	11,711
106,023	*	Photon Dynamics, Inc	1,407
1,009,225		Pitney Bowes, Inc	44,779
142,012	e	PolyMedica Corp	6,080
621,090		Premier Image Technology Corp	1,092
80,538	*	Qiagen NV	1,261
2,772		Q-Med AB	40
223,759	e*	RAE Systems, Inc	682
926,700	*	Resmed, Inc	3,730
354,345	e*	Resmed, Inc	14,262
346,308	*	Respironics, Inc	13,371
110,939	*	Rofin-Sinar Technologies, Inc	6,742
387,375		Roper Industries, Inc	17,331
153,997	e*	Rudolph Technologies, Inc	2,823
617		Samsung Techwin Co Ltd	25
295,776	e*	Sirf Technology Holdings, Inc	7,096
104,189		Sirona Dental Systems, Inc	3,431
4,126,206	m,v*	Skyline Venture Partners Qualified II	2,343
755,000	m,v*	Skyline Venture Partners Qualified III	755
416,770		Smith & Nephew plc	3,833
6,066	*	Somanetics Corp	121
151,741	e*	Sonic Solutions, Inc	2,313
92,886	*	SonoSite, Inc	2,638
177,625	*	Spectranetics Corp	2,078
1,809,352	*	St. Jude Medical, Inc	63,852
127,727	e*	Star Scientific, Inc	395
720,244		STERIS Corp	17,329
1,469,671	e	Stryker Corp	72,881
146,186		Swatch Group AG.	28,245
62,851		Swatch Group AG.	2,438

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
202,031	*	Symmetry Medical, Inc	$3,049
9,900	e*	Syneron Medical Ltd	229
1,758	*	Synovis Life Technologies, Inc	13
15,476		Synthes, Inc	1,720
373,478		Tecan Group AG.	18,637
216,146	*	Techne Corp	10,993
384,422		Tektronix, Inc	11,121
363,097	*	Teledyne Technologies, Inc	14,379
1,838,763	*	Teradyne, Inc	24,198
636,928		Terumo Corp	24,156
701,221	*	Thermo Electron Corp	27,579
278,520	*	ThermoGenesis Corp	1,078
292,981	e*	Thoratec Corp	4,573
357,329	*	Trimble Navigation Ltd	16,823
176,280	e*	TriPath Imaging, Inc	1,592
108,518	e	United Industrial Corp	5,806
31,201	*	Urologix, Inc	88
201,778	*	Varian, Inc	9,256
175,840	e*	Veeco Instruments, Inc	3,543
172,922	*	Ventana Medical Systems, Inc	7,060
191,311	*	Viasys Healthcare, Inc	5,211
106,616	*	Vital Images, Inc	3,367
43,514		Vital Signs, Inc	2,463
300	e*	Vnus Medical Technologies, Inc	2
1,200	*	Volcano Corp	14
690,289	*	Waters Corp	31,256
20,957	*	William Demant Holding	1,609
186,721	e*	Wright Medical Group, Inc	4,528
4,599,801	*	Xerox Corp	71,573
135,625	e	X-Rite, Inc	1,457
27,823		Young Innovations, Inc	1,001
1,400,112	*	Zimmer Holdings, Inc	94,508
145,212	*	Zoll Medical Corp	5,212
85,375	e*	Zygo Corp	1,089
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,797,010

INSURANCE AGENTS, BROKERS AND SERVICE - 0.57%
10,679		Alexander Forbes Ltd	22
2,250,755		AON Corp	76,233
551,733	e	Brown & Brown, Inc	16,861
153,670		Clark, Inc	1,732
186,406	e	Crawford & Co (Class B)	1,266
549,129		FBD Holdings plc	26,251
399,834	e	Gallagher (Arthur J.) & Co	10,664
2,404,956		Hartford Financial Services Group, Inc	208,630
6,579,373		HBOS plc	130,210
213,739		Hilb Rogal & Hobbs Co	9,116
46,009	*	James River Group, Inc	1,350
5,296,424		Marsh & McLennan Cos, Inc	149,094
53,540		MLP AG.	1,199
218,145	e	National Financial Partners Corp	8,950
8,217		OAMPS Ltd	28
1,959,858		QBE Insurance Group Ltd	35,787
625,136		Sanlam Ltd	1,372
961,413		Suncorp-Metway Ltd	15,721
2,000		Tsuruha Holdings, Inc	82
1,781,483		Unipol S.p.A.	5,275
255,486	e*	USI Holdings Corp	3,462
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	703,305

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
INSURANCE CARRIERS - 5.26%
173,519	e	21st Century Insurance Group	$2,594
1,539,807		ABC Learning Centres Ltd	7,184
1,100,829		ACE Ltd	60,248
1,317,494	*	Admiral Group Plc	20,450
1,666,092		Aegon NV	31,247
7,060		Aegon NV	133
9,798,739		Aetna, Inc	387,540
75,731	e	Affirmative Insurance Holdings, Inc	1,109
3,214,227		Aflac, Inc	147,083
1,772,000		Aioi Insurance Co Ltd	12,196
3,205		Aksigorta A.S.	12
204,264		Alfa Corp	3,528
165,888		Alleanza Assicurazioni S.p.A	1,939
21,502	e*	Alleghany Corp	6,214
461,602		Allianz AG.	79,887
80,000	e*	Allied World Assurance Holdings Ltd	3,232
3,025,877		Allstate Corp	189,813
1,290	*	Alm. Brand Skadesforsikring A/S	68
433,633		Ambac Financial Group, Inc	35,883
326,119	e	American Equity Investment Life Holding Co	4,001
533,065		American Financial Group, Inc	25,017
14,376,361		American International Group, Inc	952,578
72,947		American National Insurance Co	8,455
61,924	*	American Physicians Capital, Inc	2,996
759,021	*	AMERIGROUP Corp	22,429
164,627		AmerUs Group Co	11,196
5,064,638		AMP Ltd	33,746
178,484	*	Argonaut Group, Inc	5,538
427,001		Aspen Insurance Holdings Ltd	11,029
422,304		Assicurazioni Generali S.p.A.	15,797
482,432	e	Assurant, Inc	25,767
3,645,367		Aviva plc	53,443
1,685,563		AXA Asia Pacific Holdings Ltd	8,166
6,223,399		AXA S.A.	229,488
1,608,315		Axis Capital Holdings Ltd	55,792
61,742	e	Baldwin & Lyons, Inc (Class B)	1,495
88,281		Bristol West Holdings, Inc	1,284
12,574		Brit Insurance Holdings plc	71
251,881	e*	Centene Corp	4,141
28,995		Chesnara plc	96
8,600	e	China Life Insurance Co Ltd (ADR)	672
4,402,836		China Life Insurance Co Ltd (H Shs)	8,613
2,706,160		Chubb Corp	140,612
839,197		Cincinnati Financial Corp	40,332
11,945	e*	Citizens, Inc	69
13,006		Clal Insurance	261
124,355	*	CNA Financial Corp	4,479
92,733	e*	CNA Surety Corp	1,873
264,094		CNP Assurances	25,619
9,415		Codan A/S	669
377,294	e	Commerce Group, Inc	11,338
1,986,355	e*	Conseco, Inc	41,694
132,437		Corp Mapfre S.A.	2,768
2,635,996		Credit Suisse Group	152,517
7,400	*	Darwin Professional Underwriters, Inc	164
335,041		Delphi Financial Group, Inc (Class A)	13,361
91,738	e	Direct General Corp	1,235

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
74,800		Donegal Group, Inc	$1,512
84,187		Dongbu Insurance Co Ltd	1,993
34,525	e	EMC Insurance Group, Inc	996
185,975		Erie Indemnity Co (Class A)	9,740
286,159		Everest Re Group Ltd	27,909
30,347	e	Fairfax Financial Holdings Ltd	3,938
109,701	e	FBL Financial Group, Inc (Class A)	3,672
708,686		Fidelity National Financial, Inc	29,517
120,167	e	Fidelity National Title Group, Inc	2,519
94,214	e*	First Acceptance Corp	1,083
871,541	e	First American Corp	36,901
479,209		Fondiaria-Sai S.p.A	21,019
58,197	*	Fpic Insurance Group, Inc	2,305
679,518		Friends Provident plc	2,462
782,000		Fuji Fire & Marine Insurance Co Ltd	3,138
3,057,114		Genworth Financial, Inc	107,030
46,251		Great American Financial Resources, Inc	968
545,853		Great-West Lifeco, Inc	14,704
227,855		Hanover Insurance Group, Inc	10,169
108,725		Harleysville Group, Inc	3,804
725,190	e	HCC Insurance Holdings, Inc	23,844
773,874	*	Health Net, Inc	33,679
155,762	*	HealthExtras, Inc	4,410
109,066	*	Healthspring, Inc	2,100
364,933		Horace Mann Educators Corp	7,018
1,411,147	*	Humana, Inc	93,263
954		Hyundai Marine & Fire Insurance Co Ltd	13
31,953		Independence Holding Co	695
123,962		Infinity Property & Casualty Corp	5,099
4,447,109		ING Groep NV	195,623
1,973,705		Insurance Australia Group Ltd	7,767
4,037	e	IPC Holdings Ltd	123
97,798		Irish Life & Permanent plc	2,450
24,169		Kansas City Life Insurance Co	1,101
78,433		KBC Groep NV	8,260
15,115	*	KMG America Corp	111
7,566		Korean Reinsurance Co	94
2,182,100		Kurnia Asia Bhd	675
172,161	e	LandAmerica Financial Group, Inc	11,326
731,514		Leucadia National Corp	19,144
3,965		Liberty Group Ltd	37
1,151,944		Lincoln National Corp	71,513
3,341,173		Loews Corp	126,630
3,317,948		Manulife Financial Corp	106,863
41,450	e*	Markel Corp	17,022
381,375	e	Max Re Capital Ltd	8,756
547,473		MBIA, Inc	33,637
160,334	e*	Meadowbrook Insurance Group, Inc	1,805
214,923		Mediolanum S.p.A.	1,597
115,365		Mercury General Corp	5,723
3,043,509	e	Metlife, Inc	172,506
491,534		Metropolitan Holdings Ltd	773
410,147		MGIC Investment Corp	24,597
56,916		Midland Co	2,466
1,347,000	v	Millea Holdings, Inc	46,810
1,917,525		Mitsui Sumitomo Insurance Co Ltd	23,976
193,505	e*	Molina Healthcare, Inc	6,842
1,015,604	e	Montpelier Re Holdings Ltd	19,693
349,876		Muenchener Rueckver AG.	55,329

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
87,108	e	National Interstate Corp	$2,143
14,752	e	National Western Life Insurance Co (Class A)	3,391
269,088		Nationwide Financial Services, Inc (Class A)	12,943
60,742	*	Navigators Group, Inc	2,916
880,000		Nipponkoa Insurance Co Ltd	7,018
983,000		Nissay Dowa General Insurance Co Ltd	6,291
18,396		NYMAGIC, Inc	583
88,619	e	Odyssey Re Holdings Corp	2,994
392,434	e	Ohio Casualty Corp	10,152
1,785,366		Old Mutual plc	5,599
936,672		Old Republic International Corp	20,747
567,661	e	PartnerRe Ltd	38,357
473,142	*	Philadelphia Consolidated Holding Co	18,822
822,016		Phoenix Cos, Inc	11,508
82,000	*	PICC Property & Casualty Co Ltd	30
180,000		Ping An Insurance (Group) Co of China Ltd	647
267,076		Platinum Underwriters Holdings Ltd	8,234
182,293	*	PMA Capital Corp (Class A)	1,608
548,066	e	PMI Group, Inc	24,011
829,893		Power Corp Of Canada	23,633
456,904		Power Financial Corp	13,866
124,000		Presidential Life Corp	2,774
2,051,296	e	Principal Financial Group	111,344
178,393	e*	ProAssurance Corp	8,791
4,750,237		Progressive Corp	116,571
386,985		Protective Life Corp	17,705
3,127,309		Prudential Financial, Inc	238,457
4,782,916		Prudential plc	59,418
471,825		Radian Group, Inc	28,310
129,317	e	Reinsurance Group Of America, Inc	6,715
8,611		Republic Cos Group, Inc	171
2,553,578		Resolution plc	29,524
145,726		RLI Corp	7,401
10,947,868		Royal & Sun Alliance Insurance Group plc	30,542
720,406	e	Safeco Corp	42,454
95,816		Safety Insurance Group, Inc	4,662
22,548		Samsung Fire & Marine Insurance Co Ltd	3,467
43,214	*	SCPIE Holdings, Inc	1,017
66,673	e*	SeaBright Insurance Holdings, Inc	931
199,700		Selective Insurance Group, Inc	10,506
1,188,529		Sompo Japan Insurance, Inc	15,565
4,625,042		St. Paul Travelers Cos, Inc	216,868
376,782		Stancorp Financial Group, Inc	16,816
550,500	*	Standard Life Plc	2,791
82,748		State Auto Financial Corp	2,528
176,242		Stewart Information Services Corp	6,128
80,333		Storebrand ASA	848
1,119,547		Sun Life Financial, Inc	45,924
124,513		Swiss Reinsurance Co	9,529
741,200		T&D Holdings, Inc	53,649
6,983	*	Topdanmark A/S	964
405,927		Torchmark Corp	25,618
159,254		Tower Group, Inc	5,311
117,747		Transatlantic Holdings, Inc	7,113
56,768	*	Triad Guaranty, Inc	2,905
15,201		TrygVesta A.S.	906
120,185	e	United Fire & Casualty Co	3,762
7,865,661		UnitedHealth Group, Inc	386,991
226,435		Unitrin, Inc	10,002

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
176,718	e*	Universal American Financial Corp	$2,840
2,108,726	e	UnumProvident Corp	40,888
82,441	*	Vesta Insurance Group, Inc	1
1,778,419		W.R. Berkley Corp	62,938
425,611	*	WellCare Health Plans, Inc	24,102
5,964		Wesco Financial Corp	2,606
10,546		Wiener Staedtische Allgemeine Versicherung AG.	662
561,567	e	XL Capital Ltd (Class A)	38,580
381,677		Zenith National Insurance Corp	15,225
759,306		Zurich Financial Services AG.	186,570
		TOTAL INSURANCE CARRIERS	6,462,793

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
362,489	*	Corrections Corp of America	15,678
74,476	*	Geo Group, Inc	3,147
1,955,715	*	PAN Fish ASA	1,540
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	20,365

LEATHER AND LEATHER PRODUCTS - 0.15%
224,846		Adidas-Salomon AG.	10,578
2,786,587	*	Coach, Inc	95,859
57,652	e*	CROCS, Inc	1,957
136,438	e*	Genesco, Inc	4,703
54,960		Hermes International	5,081
202,166	e*	Iconix Brand Group, Inc	3,255
298,390		LVMH Moet Hennessy Louis Vuitton S.A.	30,743
60,687		Pou Chen Corp	50
120,768		Steven Madden Ltd	4,739
339,093	*	Timberland Co (Class A)	9,756
54,090		Weyco Group, Inc	1,210
375,012	e	Wolverine World Wide, Inc	10,617
756,104		Yue Yuen Industrial Holdings	2,349
		TOTAL LEATHER AND LEATHER PRODUCTS	180,897

LEGAL SERVICES - 0.01%
246,370	e*	FTI Consulting, Inc	6,174
89,558		Pre-Paid Legal Services, Inc	3,553
		TOTAL LEGAL SERVICES	9,727

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
268,874		Brisa-Auto Estradas de Portugal S.A.	2,980
1,382,000		ComfortDelgro Corp Ltd	1,471
269,000		Keihin Electric Express Railway Co Ltd	1,965
164,000		Keisei Electric Railway Co Ltd	1,005
397,546		Laidlaw International, Inc	10,865
413,168		SMRT Corp Ltd	289
946,000		Tobu Railway Co Ltd	4,773
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	23,348

LUMBER AND WOOD PRODUCTS - 0.04%
126,419	e	American Woodmark Corp	4,259
445,664	*	Champion Enterprises, Inc	3,075
59,937		Deltic Timber Corp	2,857
109,017		Duratex S.A.	1,241
1,260,047		Louisiana-Pacific Corp	23,651
1,440,406		Masisa S.A.	246
58,015		Nobia AB	1,940
40,161		Skyline Corp	1,535
66,661	*	Sonae Industria SGPS S.A.	604

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,747	*	Tenon Ltd	$4
122,911	e	Universal Forest Products, Inc	6,029
		TOTAL LUMBER AND WOOD PRODUCTS	45,441

METAL MINING - 0.67%
244,029		Agnico-Eagle Mines Ltd	7,556
267,111		Alumina Ltd	1,232
21,160		Anglo Platinum Ltd	2,138
54,232		AngloGold Ashanti Ltd	2,028
1,700	e	AngloGold Ashanti Ltd (ADR)	64
1,671,902		Barrick Gold Corp	51,350
387,155	*	Barrick Gold Corp	11,893
913,916	*	Bema Gold Corp	4,023
1,114,973		Boliden AB	21,149
673,800		Cameco Corp	24,553
1,384		CAP S.A.	18
21,103		Cia de Minas Buenaventura S.A.	582
5,600		Cia de Minas Buenaventura S.A. (ADR)	151
276,451		Cia Vale do Rio Doce	5,126
259,073		Cia Vale do Rio Doce	5,582
283,040	e	Cleveland-Cliffs, Inc	10,787
1,609,851	e*	Coeur d'Alene Mines Corp	7,582
26,600	e	Companhia Vale do Rio Doce (ADR)	492
658,592	*	Eldorado Gold Corp	2,858
228,244		First Quantum Minerals Ltd	10,667
411,524		Foundation Coal Holdings, Inc	13,321
1,692,841	e	Freeport-McMoRan Copper & Gold, Inc (Class A)	90,161
337,010	*	Glamis Gold Ltd	13,248
172,870		Gold Fields Ltd	3,052
7,300		Gold Fields Ltd (ADR)	130
753,799		Goldcorp, Inc	17,777
99,924	*	Harmony Gold Mining Co Ltd	1,290
7,900	e*	Harmony Gold Mining Co Ltd (ADR)	102
721,375	e*	Hecla Mining Co	4,141
38,486		Iluka Resources Ltd	204
15,567		Impala Platinum Holdings Ltd	2,568
4,900		Impala Platinum Holdings Ltd (ADR)	204
374,804	*	Inco Ltd	28,573
561,992		Inco Ltd	42,863
319,322	*	Ivanhoe Mines Ltd	1,991
707,825	*	Kinross Gold Corp	8,859
102,723		Kumba Resources Ltd	1,741
4,000,000		Lanna Resources PCL	1,171
200,549	*	Meridian Gold, Inc	4,970
6,159		Minsur S.A.	9
24,100		MMC Norilsk Nickel (ADR)	3,079
375,337		MMC Norilsk Nickel (ADR)	48,794
570,347		Newcrest Mining Ltd	9,564
4		Newmont Mining Corp	-	^
2,022,670	e	Newmont Mining Corp	86,469
26,243		Novolipetsk Steel (GDR)	508
2,575,994		Oxiana Ltd	5,568
8,884	*	Oxus Gold plc	3
368,143	*	Paladin Resources Ltd	1,303
98,209	*	PAN American Silver Corp	1,909
1,020,862		Phelps Dodge Corp	86,467
513,036	e*	Polyus Gold (ADR)	21,804
24,328	*	Portman Ltd	86
1,658,500		PT International Nickel Indonesia Tbk	4,135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
392,803		Rio Tinto Ltd	$20,522
1,140,132		Rio Tinto plc	53,944
113,513	e	Royal Gold, Inc	3,080
40,595	e	Southern Copper Corp	3,755
13,129		Southern Copper Corp	1,221
35,344	*	St Barbara Ltd	13
235,961	e*	Stillwater Mining Co	1,982
40,416		Sumitomo Titanium Corp	4,807
482,288		Teck Cominco Ltd (Class B)	30,204
19,317		Umicore	2,859
320,578	*	Volcan Cia Minera S.A.	515
504,543		Yamana Gold, Inc	4,649
700,000		Zijin Mining Group Co Ltd (Class H)	349
2,069,728		Zinifex Ltd	18,125
		TOTAL METAL MINING	821,920

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.35%
116,620		Aderans Co Ltd	3,021
26,830		Amer Sports Oyj	602
5,405,863		Anglo American plc	226,016
260,313		Blyth, Inc	6,333
60,314		Bulgari S.p.A.	768
449,003	e	Callaway Golf Co	5,886
1,100	e	Charles & Colvard Ltd	13
226,597	e	Daktronics, Inc	4,688
100		Escalade, Inc	1
756,938		Fortune Brands, Inc	56,854
22,880		Fu Sheng Industrial Co Ltd	21
6,533,992		Futuris Corp Ltd	9,886
1,115,352		Hasbro, Inc	25,374
210,017	e*	Jakks Pacific, Inc	3,745
280,563	*	K2, Inc	3,291
31,300		Magnum Corp Bhd	18
91,792	e	Marine Products Corp	892
1,632,772		Mattel, Inc	32,166
17,000		Mitsuboshi Belting Co Ltd	107
30,625		Namco Bandai Holdings, Inc	481
194,038	e	Nautilus, Inc	2,668
113,203,000	a	Playmates Holdings Ltd	12,060
205,522	e*	Progressive Gaming International Corp	1,685
117,589	*	RC2 Corp	3,943
70,569	*	Russ Berrie & Co, Inc	1,075
188,830		Sankyo Co Ltd	10,087
210,519	e*	Shuffle Master, Inc	5,686
40,759	*	Steinway Musical Instruments, Inc	1,141
87,000		Tasaki Shinju Co Ltd	433
278,100		Yamaha Corp	5,850
344,095	e	Yankee Candle Co, Inc	10,072
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	434,863

MISCELLANEOUS RETAIL - 1.05%
147,294	*	1-800-FLOWERS.COM, Inc (Class A)	775
87,552	e*	AC Moore Arts & Crafts, Inc	1,666
800	e*	Alloy, Inc	9
1,522,629	e*	Amazon.com, Inc	48,907
6,200		AOKI Holdings, Inc	107
117,526	*	Aygaz A.S.	262
548,090	e	Barnes & Noble, Inc	20,795
5,809		Beate Uhse AG.	34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
123,097		Big 5 Sporting Goods Corp	$2,807
13,305		Blair Corp	343
106,137	e*	Blue Nile, Inc	3,858
100,638	e	Books-A-Million, Inc	1,796
373,953	e	Borders Group, Inc	7,629
78,530	e*	Build-A-Bear Workshop, Inc	1,788
237,722	e	Cash America International, Inc	9,290
78,700		Circle K Sunkus Co Ltd	1,479
292,890	e*	CKX, Inc	3,646
263,271	e*	Coldwater Creek, Inc	7,572
542,593		Compagnie Financiere Richemont AG. (Units) (A Shs)	26,122
6,023,520	e	CVS Corp	193,475
167	*	Daum Communications Corp	8
65,329		DCC plc	1,632
139,439	e*	dELiA*s, Inc	1,074
164,020	e*	Dick's Sporting Goods, Inc	7,466
591,200		Dickson Concepts International Ltd	592
1,462,377	*	Dollar Tree Stores, Inc	45,275
8,082		Douglas Holding AG.	378
518,453	*	Drugstore.com, Inc	1,789
40,000		EDION Corp	686
117,020	e*	Ezcorp, Inc	4,526
83,485		Folli-Follie S.A.	2,424
1,364,710		Game Group plc	2,255
300	e*	Golf Galaxy, Inc	4
22,985	*	Gruppo Coin S.p.A.	119
225,876	e*	GSI Commerce, Inc	3,352
1,006		Hellenic Duty Free Shops S.A.	17
214,000	e*	Hibbett Sporting Goods, Inc	5,603
1,419,369		HMV Group plc	4,305
2,501,598		Hutchison Whampoa Ltd	22,092
720,000		Ichitaka Co Ltd	2,146
672		Index Corp	487
15,000		Izumiya Co Ltd	101
207,930		Jean Coutu Group, Inc	2,212
380,929	*	KarstadtQuelle AG.	9,057
9,000		Kojima Co Ltd	107
42,000		Largan Precision Co Ltd	860
1,155,309		Lifestyle International Holdings Ltd	2,284
248,051		Longs Drug Stores Corp	11,413
4,647		Majestic Wine Plc	26
25,300		Matsumotokiyoshi Co Ltd	608
648,141		Michaels Stores, Inc	28,220
190,326		MSC Industrial Direct Co (Class A)	7,754
3		MTI Ltd	6
85,116		Next plc	3,022
957,000		Nippon Mining Holdings, Inc	6,765
160,933	e*	Nutri/System, Inc	10,025
2,116,431	*	Office Depot, Inc	84,022
398,397	e	OfficeMax, Inc	16,231
467,626		Origin Energy Ltd	2,325
70,284	e*	Overstock.com, Inc	1,232
1,511,019		Pacific Brands Ltd	2,849
11,600		Parco Co Ltd	145
340,017	*	Petco Animal Supplies, Inc	9,738
821,545		Petsmart, Inc	22,798
154,363	e*	Priceline.com, Inc	5,679
18,404	*	Pricesmart, Inc	278
9,144,082	e*	Rite Aid Corp	41,514

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
55,700		Ryohin Keikaku Co Ltd	$3,937
1,148,000		Sa Sa International Holdings Ltd	404
204,577		Sanoma-WSOY Oyj	5,248
589,464	*	Sears Holdings Corp	93,188
11,000		Senshukai Co Ltd	124
32,381	e*	Sharper Image Corp	334
443,193		Shoppers Drug Mart Corp	18,104
643,668		Signet Group plc	1,332
29,205		Spar Group Ltd	136
109,266	*	Stamps.com, Inc	2,083
5,065,558		Staples, Inc	123,245
53,824	e*	Systemax, Inc	862
613,349	e	Tiffany & Co	20,363
519,600		Tsutsumi Jewelry Co Ltd	16,495
162,045	*	Valuevision International, Inc (Class A)	1,878
6,122,084		Walgreen Co	271,759
7,765	*	Wh Smith plc	52
159,614	e	World Fuel Services Corp	6,456
200,706		Xebio Co Ltd	6,202
294,591	e*	Zale Corp	8,172
83,013	e*	Zumiez, Inc	2,241
		TOTAL MISCELLANEOUS RETAIL	1,290,476

MOTION PICTURES - 1.13%
61,445		Astral Media, Inc	2,212
718,800		Astro All Asia Networks plc	967
249,407	e*	Avid Technology, Inc	9,083
1,132,428	e*	Blockbuster, Inc (Class A)	4,349
71,675	e	Carmike Cinemas, Inc	1,231
5,913,679		CBS Corp	166,588
1,168,848	e*	Discovery Holding Co (Class A)	16,902
332,056	*	DreamWorks Animation SKG, Inc (Class A)	8,272
93,928	*	Gaiam, Inc	1,213
295,970	e*	Macrovision Corp	7,012
15,164,250		News Corp (Class A)	297,978
259,000		News Corp (Class B)	5,346
29,194	*	Premiere AG.	389
302,735	e	Regal Entertainment Group (Class A)	6,000
437,614	*	Time Warner Telecom, Inc (Class A)	8,319
24,341,420		Time Warner, Inc	443,744
30,000		Toei Animation Co Ltd	649
88,200		Toho Co Ltd	1,792
13,195,498	e	Walt Disney Co	407,873
20,357	e*	WPT Enterprises, Inc	77
		TOTAL MOTION PICTURES	1,389,996

NONDEPOSITORY INSTITUTIONS - 1.76%
1,730		Aareal Bank AG.	77
105,293	e*	Accredited Home Lenders Holding Co	3,784
43,590		Acom Co Ltd	1,860
507,566	e	Advance America Cash Advance Centers, Inc	7,319
5,498		Advanta Corp (Class A)	187
89,735	e	Advanta Corp (Class B)	3,311
271,300		Aeon Credit Service Co Ltd	6,488
1,524,500		Aeon Thana Sinsap Thailand PCL	1,786
1,100		AFP Provida S.A. (ADR)	29
139,728		Aiful Corp	5,406
884,471	e	American Capital Strategies Ltd	34,910
7,430,066		American Express Co	416,678

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,339,867	e*	AmeriCredit Corp	$33,483
225,227		Ares Capital Corp	3,923
64,611	e	Asta Funding, Inc	2,422
39,889		Australian Wealth Management Ltd	74
400		Beverly Hills Bancorp, Inc	3
1,279,600		Bursa Malaysia Bhd	1,978
2,514,750		Capital One Financial Corp	197,810
628,317	e	CapitalSource, Inc	16,223
277,516		Cattles plc	1,973
1,483,063		Challenger Financial Services Group Ltd	3,835
286,580	e	CharterMac	5,720
921,236		CIT Group, Inc	44,800
243,754	e*	CompuCredit Corp	7,364
3,744,242		Countrywide Financial Corp	131,198
43,550	*	Credit Acceptance Corp	1,293
236,573		Credit Saison Co Ltd	9,974
578,000		D Carnegie AB	12,186
400		Delta Financial Corp	4
2,476,124		Deutsche Postbank AG.	187,921
512,368	e	Doral Financial Corp	3,377
1,000	*	Encore Capital Group, Inc	13
7,151,102		Fannie Mae	399,818
99,566		Federal Agricultural Mortgage Corp (Class C)	2,636
156,177		Financial Federal Corp	4,186
173,326	e*	First Cash Financial Services, Inc	3,569
674,225		First Financial Holding Co Ltd	458
145,866	e	First Marblehead Corp	10,103
4,003,069		Freddie Mac	265,524
30,000		Hitachi Capital Corp	571
729,000		Hong Leong Finance Ltd	1,496
1,353,766		Hypo Real Estate Holding AG.	84,459
412,343		ICAP plc	3,984
308,962		ICICI Bank Ltd	4,707
177,230		IGM Financial, Inc	7,460
4,918		Infrastructure Development Finance Co Ltd	7
4,754		Intermediate Capital Group plc	127
332,888	*	INVESTools, Inc	3,539
7,000		Japan Securities Finance Co Ltd	83
518		Kenedix, Inc	2,890
2,415,000		Kim Eng Holdings Ltd	2,129
63,981		Kotak Mahindra Bank Ltd	464
308,662		MCG Capital Corp	5,040
53,425		Medallion Financial Corp	589
2,123,360		Mega Financial Holding Co Ltd	1,504
171,170	*	Nelnet, Inc	5,262
101,328	e	NGP Capital Resources Co	1,478
5,588,360		Nissin Co Ltd	3,501
451,693	e*	Ocwen Financial Corp	6,730
1,263		OZ Holding AG.	88
48,086	*	Penson Worldwide, Inc	863
59,243		Perpetual Trustees Australia Ltd	3,228
39,018	*	Polaris Securities Co Ltd	17
54,100		Promise Co Ltd	2,153
213,998		Provident Financial plc	2,506
54,133		Reliance Capital Ltd	673
40,650		SFCG Co Ltd	7,712
2,459,572		SLM Corp	127,849
29,200		SM Investments Corp	145
19,516	*	Smiths News plc	44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
18,785		Student Loan Corp	$3,610
1,535,000		Taishin Financial Holdings Co Ltd	777
699,890		Takefuji Corp	32,113
112,079	e	Technology Investment Capital Corp	1,640
108,600		Thanachart Capital PCL	43
38,133	*	United PanAm Financial Corp	590
165,492	*	World Acceptance Corp	7,278
		TOTAL NONDEPOSITORY INSTITUTIONS	2,161,052

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
80,927		Aber Diamond Corp	2,574
132,588	e	AMCOL International Corp	3,303
86,475		Cimsa Cimento Sanayi Ve Ticaret A.S.	500
185,961		Compass Minerals International, Inc	5,265
263,054		Florida Rock Industries, Inc	10,183
770,395		Grupo Mexico S.A. de C.V.	2,409
3,647,000		Itochu Corp	28,250
33,284		Solvay S.A.	4,305
2,118,100	*	Tiberon Minerals Ltd	4,396
529,358		Vulcan Materials Co	41,422
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	102,607

OIL AND GAS EXTRACTION - 2.24%
78,736		Aker Kvaerner ASA	6,997
2,669,024		Anadarko Petroleum Corp	116,983
63,837	e*	Arena Resources, Inc	2,050
105,589		Atlas America, Inc	4,507
113,740	*	ATP Oil & Gas Corp	4,202
162,378	*	Atwood Oceanics, Inc	7,302
348,842	*	Aurora Oil & Gas Corp	1,067
1,688,994		Baker Hughes, Inc	115,189
151,371	*	Basic Energy Services, Inc	3,693
205,226	e	Berry Petroleum Co (Class A)	5,779
3,892,993		BG Group plc	47,306
164,276	e*	Bill Barrett Corp	4,035
1,358,738		BJ Services Co	40,939
97,638	*	Bois d'Arc Energy, Inc	1,494
203,062	*	Brigham Exploration Co	1,375
78,743	e*	Bronco Drilling Co, Inc	1,384
239,322		Cabot Oil & Gas Corp (Class A)	11,471
112,401	e*	Callon Petroleum Co	1,524
1,268,345	*	Cameron International Corp	61,274
1,199,982		Canadian Natural Resources Ltd	54,688
535,130		Canadian Oil Sands Trust	14,277
277,152		Canetic Resources Trust	4,689
120,022	e*	Carrizo Oil & Gas, Inc	3,095
267,116	e*	Cheniere Energy, Inc	7,936
1,510,529	e	Chesapeake Energy Corp	43,775
402,761	e	Cimarex Energy Co	14,173
31,831	*	Clayton Williams Energy, Inc	964
5,155,000		CNOOC Ltd	4,288
4,100		CNOOC Ltd (ADR)	341
127,573	*	CNX Gas Corp	2,956
149,447	e*	Complete Production Services, Inc	2,950
260,817	*	Comstock Resources, Inc	7,081
7,483	*	Dana Petroleum plc	166
43,166	*	Dawson Geophysical Co	1,282
222,060	e	Delta & Pine Land Co	8,993
305,447	e*	Delta Petroleum Corp	6,879

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,204,158	*	Denbury Resources, Inc	$63,700
655,994	*	DET Norske Oljeselskap	913
2,380,704		Devon Energy Corp	150,341
258,009	e	Diamond Offshore Drilling, Inc	18,672
55,849	*	Duvernay Oil Corp	1,688
105,772	*	Edge Petroleum Corp	1,742
1,679,756		EnCana Corp	78,161
310,518	*	Encore Acquisition Co	7,558
227,543	*	Endeavour International Corp	610
211,211	e*	Energy Partners Ltd	5,206
337,205		Enerplus Resources Fund	16,924
250,618	b,m,v*	Enron Corp	-	^
691,510		ENSCO International, Inc	30,309
314,883		Ensign Energy Services, Inc	5,226
709,016		Equitable Resources, Inc	24,801
298,355	*	EXCO Resources, Inc	3,703
188,462	e*	Exploration Co of Delaware, Inc	1,804
3,762		Expro International Group plc	47
300,363	*	First Calgary Petroleums Ltd	1,889
232,330	e*	Forest Oil Corp	7,339
904,000		Formosa Petrochemical Corp	1,748
1,500	e*	FX Energy, Inc	8
7,598		GAIL India Ltd	44
1,319		GAIL India Ltd (GDR)	45
445,081	e*	Gasco Energy, Inc	1,202
172,978	e*	GeoGlobal Resources, Inc	1,014
1,500	*	Geomet, Inc	14
495,481	e*	Global Industries Ltd	7,710
185		GlobalSantaFe Corp	9
46,570	e*	GMX Resources, Inc	1,462
68,590	e	Goodrich Petroleum Corp	2,066
1,566,794	e*	Grey Wolf, Inc	10,466
74,638	*	Gulfport Energy Corp	865
6,307,600		Halliburton Co	179,451
589,449	e*	Hanover Compressor Co	10,740
372,675		Harvest Energy Trust	10,086
467,308	e*	Harvest Natural Resources, Inc	4,837
408,476	e*	Helix Energy Solutions Group, Inc	13,643
461,756		Helmerich & Payne, Inc	10,634
116,776	e*	Hercules Offshore, Inc	3,626
168,349	*	Houston Exploration Co	9,284
331,564		Husky Energy, Inc	21,346
2,232	*	Inpex Holdings, Inc	17,724
53,400		Japan Petroleum Exploration Co	3,246
544,700	v*	Kazmu Gas Exploration (ADR)	7,974
1,357	*	Key Energy Services, Inc	18
142,064	*	Lundin Petroleum AB	1,498
388,622	e*	Mariner Energy, Inc	7,139
133,173	e*	McMoRan Exploration Co	2,362
794,125	*	Meridian Resource Corp	2,430
91,067	e*	Metretek Technologies, Inc	1,087
1,227,473	e*	National Oilwell Varco, Inc	71,869
1,176,636		Neste Oil Oyj	34,198
505,524	e*	Newpark Resources, Inc	2,694
480,041	*	Nexen, Inc	25,661
47,362		Niko Resources Ltd	2,818
26,468		NovaTek OAO (GDR)	1,317
332,185	*	Oceaneering International, Inc	10,231
67,793		Oil & Natural Gas Corp Ltd	1,727

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
215,800	*	OPTI Canada, Inc	$3,456
199,352	e*	Parallel Petroleum Corp	3,999
627,029	e*	Parker Drilling Co	4,439
1,024,240		Patterson-UTI Energy, Inc	24,336
630,936		Penn West Energy Trust	23,087
972,720		Petro-Canada	39,170
35,283,790		PetroChina Co Ltd (Class H)	37,953
33,900	v*	PetroCorp	-	^
814,124	e*	PetroHawk Energy Corp	8,451
364,823		Petroleo Brasileiro S.A. (ADR)	30,583
100,975	*	Petroleum Development Corp	4,028
46,318	*	Petroleum Geo-Services ASA	2,257
250,380	*	Petroquest Energy, Inc	2,611
238,922	e*	Pioneer Drilling Co	3,068
525,197	e	Pioneer Natural Resources Co	20,546
402,830	*	Plains Exploration & Production Co	17,285
290,785		Pogo Producing Co	11,908
140,214		Precision Drilling Trust	4,306
1,177,126	*	Pride International, Inc	32,277
3,719	*	PrimeEnergy Corp	265
33,147		ProSafe ASA	2,032
262,388		Provident Energy Trust	3,056
404,800		PTT Exploration & Production PCL	1,142
12,500	v	PTT Exploration & Production PCL (ADR)	75
115,318	*	Quest Resource Corp	1,024
283,350	e*	Quicksilver Resources, Inc	9,039
121,017	e*	RAM Energy Resources, Inc	581
624,771	e	Range Resources Corp	15,769
1,565,400	*	Renewable Energy Corp A.S.	24,225
21,958	*	Roc Oil Co Ltd	60
342,389	e*	Rosetta Resources, Inc	5,879
479,285		Rowan Cos, Inc	15,160
134,293	e	RPC, Inc	2,460
2,876,713		Saipem S.p.A.	62,524
1,065,592		Santos Ltd	8,887
583,036		Schlumberger Ltd	36,166
11,900		Scomi Group Bhd	3
142,077	*	SEACOR Holdings, Inc	11,721
153,030	*	SeaDrill Ltd	2,007
50	v*	Serval Integrated Energy Services	-	^
74,742		Singapore Petroleum Co Ltd	221
1,129,520	*	Southwestern Energy Co	33,739
422,791		St. Mary Land & Exploration Co	15,521
162,939	*	Stolt Offshore S.A.	2,784
160,931	*	Stone Energy Corp	6,514
4,122	*	Subsea 7, Inc	67
201,871	e*	Sulphco, Inc	1,254
378,468	*	Superior Energy Services	9,939
63,326	e*	Superior Well Services, Inc	1,254
77,600	e	Surgutneftegaz (ADR)	5,056
10,500		Surgutneftegaz OJSC	681
232,638	e*	Swift Energy Co	9,729
233,974	e*	Syntroleum Corp	1,121
2,093,872		Talisman Energy, Inc	34,169
331,301	*	Tetra Technologies, Inc	8,004
46,032	*	TGS Nopec Geophysical Co ASA	728
488,851		Tidewater, Inc	21,602
410,887	e*	Todco	14,217
82,910	e*	Toreador Resources Corp	1,527

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
653,508	*	Total S.A.	$8
3,552,807		Total S.A.	233,142
398,552	e*	Transmeridian Exploration, Inc	1,574
159,181		Trican Well Service Ltd	2,682
95,097	*	Trico Marine Services, Inc	3,210
93,432	e*	Tri-Valley Corp	676
77,899	*	Union Drilling, Inc	857
208,594	*	Unit Corp	9,589
584,408	*	UTS Energy Corp	2,013
651,820	e*	Vaalco Energy, Inc	4,680
1,723	*	Venture Production plc	24
362,383	e*	Veritas DGC, Inc	23,852
147,373		W&T Offshore, Inc	4,305
307,595	e*	Warren Resources, Inc	3,747
71,013	e*	Warrior Energy Service Corp	1,829
23	*	Weatherford International Ltd	1
199,330	*	Western Oil Sands, Inc	5,100
174,835	e*	W-H Energy Services, Inc	7,250
215,174	e*	Whiting Petroleum Corp	8,628
907,325		Woodside Petroleum Ltd	26,542
5,674,164		XTO Energy, Inc	239,053
4,700		YPF S.A. (ADR)	205
		TOTAL OIL AND GAS EXTRACTION	2,744,959

PAPER AND ALLIED PRODUCTS - 0.46%
3,019	*	Abitibi-Consolidated, Inc	7
551,658		Abitibi-Consolidated, Inc	1,367
138,589		Aracruz Celulose S.A.	685
2,400	e	Aracruz Celulose S.A. (ADR)	119
428,196		Bemis Co	14,071
41,452		Billerud AB	631
330,876	e	Bowater, Inc	6,806
197,799	*	Buckeye Technologies, Inc	1,681
900	v*	Canfor Corp	9
681	*	Canfor Plus Income Fund	7
167,932	e*	Caraustar Industries, Inc	1,338
312,524	e*	Cenveo, Inc	5,882
182,065	e	Chesapeake Corp	2,605
184,860		China International Marine Containers Co Ltd	233
288,455	*	Domtar, Inc	1,693
27,464		Empresas CMPC S.A.	790
258,566		Glatfelter	3,504
392,418	*	Graphic Packaging Corp	1,436
144,743		Greif, Inc (Class A)	11,595
45,910		Holmen AB (B Shs)	1,917
2,485,757		International Paper Co	86,082
2,834,001		Kimberly-Clark Corp	185,230
84,551		Kimberly-Clark de Mexico S.A. de C.V.	340
101,533		Klabin S.A.	216
528,100		Kokuyo Co Ltd	8,396
597,293		Longview Fibre Co	12,137
4,145		Mayr-Melnhof Karton AG.	712
891,949	e	MeadWestvaco Corp	23,646
163,138	e*	Mercer International, Inc	1,540
57,000		Mitsubishi Paper Mills Ltd	104
80,229		Nampak Ltd	187
112,730		Neenah Paper, Inc	3,859
581,000	*	Nine Dragons Paper Holdings Ltd	657
4,827		Nippon Paper Group, Inc	17,490

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
150,624		Norske Skogindustrier ASA	$2,264
507,000		OJI Paper Co Ltd	2,777
345,909		Packaging Corp of America	8,025
2,882,771		PaperlinX Ltd	8,272
328,286	*	Playtex Products, Inc	4,399
309,784		Rock-Tenn Co (Class A)	6,134
555,700		Sanrio Co Ltd	9,310
68,367		Sappi Ltd	880
24,600	e	Sappi Ltd (ADR)	313
91,519		Schweitzer-Mauduit International, Inc	1,737
1,232,288	*	Smurfit-Stone Container Corp	13,802
513,792		Sonoco Products Co	17,284
503,774		Stora Enso Oyj (R Shs)	7,640
157,084		Svenska Cellulosa AB (B Shs)	7,202
1,550,417		Temple-Inland, Inc	62,172
24,000		Tomoku Co Ltd	54
25,300		Uni-Charm Corp	1,405
695,131		UPM-Kymmene Oyj	16,519
255,550	e	Wausau Paper Corp	3,450
20,760		Yuen Foong Yu Paper Manufacturing Co Ltd	7
		TOTAL PAPER AND ALLIED PRODUCTS	570,618

PERSONAL SERVICES - 0.10%
1,400		Angelica Corp	24
710,772		Cintas Corp	29,021
45,800		Coinmach Service Corp	455
158,069	e*	Coinstar, Inc	4,549
400		CPI Corp	19
702,596		Davis Service Group plc	6,321
119,441	e	G & K Services, Inc (Class A)	4,351
1,567,154		H&R Block, Inc	34,070
219,081		Jackson Hewitt Tax Service, Inc	6,575
655,085		Kuala Lumpur Kepong Bhd	1,936
6,414		Mcbride plc	21
262,707	e	Regis Corp	9,418
1,223,189		Service Corp International	11,425
54,954	e	Unifirst Corp	1,717
294,504		Weight Watchers International, Inc	13,058
		TOTAL PERSONAL SERVICES	122,960

PETROLEUM AND COAL PRODUCTS - 5.15%
128,798	e	Alon USA Energy, Inc	3,798
3,100		AOC Holdings, Inc	55
4,440,106		Apache Corp	280,615
428,985	e	Ashland, Inc	27,361
979	*	Bharat Petroleum Corp Ltd	8
27,100,605		BP plc	295,316
358,863		BP plc (ADR)	23,534
12,259,461		Chevron Corp	795,149
6,024,764		China Petroleum & Chemical Corp	3,743
5,700	e	China Petroleum & Chemical Corp (ADR)	353
9,010,616		ConocoPhillips	536,402
12		Daiseki Co Ltd	-	^
159,955	*	Delek US Holdings, Inc	2,959
122,405		ElkCorp	3,323
7,664,890		ENI S.p.A.	227,145
1,293,676		EOG Resources, Inc	84,154
33,503,121		Exxon Mobil Corp	2,248,059
901,627	e	Frontier Oil Corp	23,965

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
86,256	e*	Giant Industries, Inc	$7,004
280,455	e*	Headwaters, Inc	6,549
66,563		Hellenic Petroleum S.A.	798
1,115,179		Hess Corp	46,191
238,393		Holly Corp	10,330
624,462		Imperial Oil Ltd	20,934
166,673		LUKOIL (ADR)	12,584
2,386,521		Marathon Oil Corp	183,523
30,980		Motor Oil Hellas Corinth Refineries S.A.	786
889,890		Murphy Oil Corp	42,314
519,243	*	Newfield Exploration Co	20,012
2,114,688		Noble Energy, Inc	96,409
9,269,144		Occidental Petroleum Corp	445,939
106,045		OMV AG.	5,494
71,900	*	Petrobras Energia Participaciones S.A. (ADR)	724
4,200	e	PetroChina Co Ltd (ADR)	452
1,007,727		Petroleo Brasileiro S.A.	18,812
409,330		Petroleo Brasileiro S.A.	8,538
2,600		Petroleo Brasileiro S.A. (ADR)	195
49,300		PGG Wrightson Ltd	53
60,329		Polski Koncern Naftowy Orlen S.A.	944
8,584		Polski Koncern Naftowy Orlen S.A. (GDR)	269
1,389,589		Premier Farnell plc	4,709
285,900		PTT PCL	1,644
800		Quaker Chemical Corp	16
302,800	*	Rayong Refinery PCL	154
732,523		Repsol YPF S.A.	21,801
6,556,755		Royal Dutch Shell plc (A Shares)	216,312
3,715,342		Royal Dutch Shell plc (B Shares)	126,119
1,597		Samir	159
321,361		Shell Canada Ltd	9,013
2,000		Shell Refining Co	6
110,900		Showa Shell Sekiyu KK	1,236
34,801		SK Corp	2,313
11,954		S-Oil Corp	800
1,191,104		Statoil ASA	28,151
1,272,000	*	Suncor Energy, Inc	91,648
1,006,057		Suncor Energy, Inc	72,177
723,847		Sunoco, Inc	45,016
27,394	e,v	Tatneft (ADR)	2,467
402,664	e	Tesoro Corp	23,346
181,000		TonenGeneral Sekiyu KK	1,635
21,922		Tupras Turkiye Petrol Rafine	337
21,488	*	Unipetrol	189
3,578,657		Valero Energy Corp	184,193
100,109	e	WD-40 Co	3,571
252,093	e	Western Refining, Inc	5,859
		TOTAL PETROLEUM AND COAL PRODUCTS	6,327,664

PIPELINES, EXCEPT NATURAL GAS - 0.02%
898,373		TransCanada Corp	28,251
		TOTAL PIPELINES, EXCEPT NATURAL GAS	28,251

PRIMARY METAL INDUSTRIES - 1.17%
69,390		Acerinox S.A.	1,338
17,000		Aichi Steel Corp	118
739,936	e*	AK Steel Holding Corp	8,983
21,792		Alcan, Inc	867
665,783	*	Alcan, Inc	26,536

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
4,068,604		Alcoa, Inc	$114,084
184,621	e*	Aleris International, Inc	9,331
222,258	*	Algoma Steel, Inc	6,226
499,810	e	Allegheny Technologies, Inc	31,083
26,000		Angang New Steel Co Ltd	21
4,787		Bekaert S.A.	471
256,712	e	Belden CDT, Inc	9,814
7,202,294		BHP Billiton plc	124,333
207,890		BlueScope Steel Ltd	1,004
325,603		Boehler-Uddeholm AG.	18,315
113,378	*	Brush Engineered Materials, Inc	2,820
275,896	e	Carpenter Technology Corp	29,662
124,335		Catcher Technology Co Ltd	1,067
136,774	e*	Century Aluminum Co	4,602
271,202		Chaparral Steel Co	9,237
1,652,895		China Steel Corp	1,423
14,136		Cia Siderurgica Nacional S.A.	403
3,300		Cia Siderurgica Nacional S.A. (ADR)	94
418,901	*	CommScope, Inc	13,765
10,493,551	*	Corning, Inc	256,148
321,004		Corus Group plc	2,332
997		Cumerio	21
4,417		Daewoo International Corp	167
205,464		Daido Steel Co Ltd	1,501
650		Dongkuk Steel Mill Co Ltd	12
350,000		Dowa Mining Co Ltd	3,019
346,000	v*	Dowa Mining Co Ltd	3
7,268		EL Ezz Aldekhela Steel Alexandria	1,280
498	*	El Ezz Steel Rebars SAE	6
134,077	e*	Encore Wire Corp	4,732
3,253	*	Eregli Demir ve Celik Fabrikalari TAS	14
806,000		Fujikura Ltd	8,823
1,462,100		Furukawa Electric Co Ltd	9,655
305,377	e*	General Cable Corp	11,668
114,038	*	Generale Industrie Metallurgiche S.p.A.	108
146,477		Gerdau S.A.	1,970
149,406		Gerdau S.A.	1,664
7,050	e	Gerdau S.A. (ADR)	96
188,862	e	Gibraltar Industries, Inc	4,189
21,000		Godo Steel Ltd	113
4,600	e*	Grupo Simec S.A. de C.V. (ADR)	65
1,600		Highveld Steel and Vanadium Corp Ltd (ADR)	13
330,992		Hindalco Industries Ltd	1,236
26,057		Hoganas AB (B Shares)	690
259,546		Hubbell, Inc (Class B)	12,432
140,770		Industrias Penoles S.A. de C.V.	1,090
150,689		IPSCO, Inc	13,062
2,058,711		Jiangxi Copper Co Ltd	1,961
183,311		Johnson Matthey plc	4,733
63,624		KGHM Polska Miedz S.A.	2,046
1,929		KGHM Polska Miedz S.A. (GDR)	123
4,188,151		Kobe Steel Ltd	13,154
1,325,303	*	Lone Star Technologies, Inc	64,118
30,000		Maanshan Iron & Steel	11
188,775	e	Matthews International Corp (Class A)	6,949
220,702	e*	Maverick Tube Corp	14,308
5,113,000		Mitsubishi Materials Corp	21,080
9,000		Mitsubishi Shindoh Co Ltd	29
15,000		Mitsubishi Steel Manufacturing Co Ltd	76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
356,000		Mitsui Mining & Smelting Co Ltd	$1,835
29,778		Mittal Steel Co NV	1,039
239,726	*	Mittal Steel Co NV	8,372
58		Mittal Steel Co NV	2
18,266		Mittal Steel South Africa Ltd	184
218,331	e	Mueller Industries, Inc	7,679
378,000		Nippon Light Metal Co Ltd	950
12,052,793		Nippon Steel Corp	49,589
742,178		Nisshin Steel Co Ltd	2,199
1,394,363		Norsk Hydro ASA	31,138
103,430		Novelis, Inc	2,648
133,437	*	NS Group, Inc	8,613
2,236,154	e	Nucor Corp	110,667
48,512	e	Olympic Steel, Inc	1,206
1,131,075		OneSteel Ltd	3,541
265,275	e*	Oregon Steel Mills, Inc	12,964
36,512		Outokumpu Oyj	932
360		Poongsan Corp	8
20,979		POSCO	5,432
9,900	e	POSCO (ADR)	643
602,768		Precision Castparts Corp	38,071
408,629	e	Quanex Corp	12,402
134,140	e*	RTI International Metals, Inc	5,846
172,000		S Science Co Ltd	51
12,108		Salzgitter AG.	1,138
130,477		Schnitzer Steel Industries, Inc (Class A)	4,115
81,000		Showa Electric Wire & Cable Co Ltd	114
8,900	v	Siderar SAIC (ADR)	543
1,800		Sonasid	403
596,036		Steel Dynamics, Inc	30,070
116,983		Steel Technologies, Inc	2,296
1,225,991		Sumitomo Electric Industries Ltd	16,596
2,712,188		Sumitomo Metal Industries Ltd	10,401
1,655,067		Sumitomo Metal Mining Co Ltd	21,689
115,669	e*	Superior Essex, Inc	3,962
80,834		Tenaris S.A. (ADR)	2,860
139,077	e	Texas Industries, Inc	7,240
356,904		ThyssenKrupp AG.	12,025
415,872	e*	Titanium Metals Corp	10,513
15,608		Toho Titanium Co Ltd	963
265,300		Tokyo Steel Manufacturing Co Ltd	4,175
178,112		Tredegar Corp	2,982
865,215		United States Steel Corp	49,906
34,019		Usinas Siderurgicas de Minas Gerais S.A.	1,017
206,450	*	Vallourec	48,143
91,659		Viohalco S.A.	930
216,526		Voestalpine AG.	8,943
1,926,150	*	Walsin Lihwa Corp	864
61,170	e*	Wheeling-Pittsburgh Corp	1,047
486,996	e	Worthington Industries, Inc	8,308
6,700		Yamato Kogyo Co Ltd	144
		TOTAL PRIMARY METAL INDUSTRIES	1,437,692

PRINTING AND PUBLISHING - 0.59%
263,211	*	ACCO Brands Corp	5,859
19,321		Agora S.A.	183
2,082		Agora S.A. (GDR)	21
7,203	*	Alma Media	69
468,699	e	American Greetings Corp (Class A)	10,836

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
226,418		APN News & Media Ltd	$857
63,880		Arnoldo Mondadori Editore S.p.A.	592
321,400		Asia Securities Printing Co Ltd	3,238
143,953		Banta Corp	6,852
527,729	e	Belo (A.H.) Corp Series A	8,343
203,249		Bowne & Co, Inc	2,902
158,310	*	Consolidated Graphics, Inc	9,526
57,523		Courier Corp	2,136
35,671		CSS Industries, Inc	1,060
134,400		Dai Nippon Printing Co Ltd	2,074
1,248,548		Daily Mail & General Trust	14,178
138,609		De La Rue plc	1,484
7,205		Dogan Yayin Holding	22
280,757	e	Dow Jones & Co, Inc	9,417
424,052	*	Dun & Bradstreet Corp	31,800
96,297	*	Emap Plc	1,356
113,295	v*	Emap plc (B Shares)	233
656,400		Eniro AB	8,062
147,912	e	Ennis, Inc	3,202
391,268		EW Scripps Co	18,753
32,000		Gakken Co Ltd	72
1,936,891		Gannett Co, Inc	110,074
360,318		Harte-Hanks, Inc	9,494
5,334	*	Ihlas Holding	2
190,619		Independent News & Media plc	575
1,600	*	Innerworkings, Inc	19
739,660		John Fairfax Holdings Ltd	2,326
326,850	e	John H Harland Co	11,914
305,842		John Wiley & Sons, Inc (Class A)	11,013
198,242		Journal Communications, Inc	2,234
243,779	e	Journal Register Co	1,382
263,689		Lee Enterprises, Inc	6,656
142,013	e	Martha Stewart Living Omnimedia, Inc (Class A)	2,522
234,547		McClatchy Co (Class A)	9,896
2,650,108		McGraw-Hill Cos, Inc	153,786
130,602		Media General, Inc (Class A)	4,926
350,683		Meredith Corp	17,299
6,897	*	Metro International S.A.	8
12,936	*	Metro International S.A. (A Shares)	15
541,628	e	New York Times Co (Class A)	12,447
26,179		PagesJaunes Groupe S.A.	744
371,643		Pearson plc	5,292
115,505	e*	Playboy Enterprises, Inc (Class B)	1,087
169,207	e*	Presstek, Inc	912
963,412	e*	Primedia, Inc	1,464
76,090	*	Private Media Group Ltd	307
113,756		Quebecor World, Inc	1,186
235,020	e	R.H. Donnelley Corp	12,433
965,964		R.R. Donnelley & Sons Co	31,838
576,390	e	Reader's Digest Association, Inc (Class A)	7,470
621,025		Reed Elsevier NV	10,356
689,398		Reed Elsevier plc	7,648
77,710	e	Schawk, Inc	1,416
15,913		Schibsted ASA	478
297,256	*	Scholastic Corp	9,260
524,206		SCMP Group Ltd	186
2,298,447		Singapore Press Holdings Ltd	5,933
3,226		SR Teleperformance	120
117,057		Standard Register Co	1,545

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
6,600		Star Publications Malaysia Bhd	$6
375,440		Sun-Times Media Group, Inc	2,470
404,968		Thomson Corp	16,304
2,310,000		Toppan Printing Co Ltd	25,618
1,071,016	e	Tribune Co	35,044
111,117		Trinity Mirror plc	990
16,495	*	Triple Crown Media, Inc	120
159,076		United Business Media plc	1,973
426,698	*	Valassis Communications, Inc	7,531
24,464		Washington Post Co (Class B)	18,030
184,461		Wolters Kluwer NV	4,811
325,205		Yell Group plc	3,626
678,673		Yellow Pages Income Fund	8,561
		TOTAL PRINTING AND PUBLISHING	724,474

RAILROAD TRANSPORTATION - 0.61%
2,188,228		Burlington Northern Santa Fe Corp	160,703
1,140,502	*	Canadian National Railway Co	47,702
358,181		Canadian Pacific Railway Ltd	17,804
1,437		Central Japan Railway Co	15,328
4,035,975		CSX Corp	132,501
6,424		East Japan Railway Co	44,920
329,870		Firstgroup plc	3,031
203,501	e	Florida East Coast Industries	11,616
207,307	e*	Genesee & Wyoming, Inc (Class A)	4,814
44,000		Guangshen Railway Co Ltd	19
1,700		Guangshen Railway Co Ltd (ADR)	37
739,000		Hankyu Hanshin Holdings, Inc	4,636
327,751	e*	Kansas City Southern Industries, Inc	8,951
3,461,776		Norfolk Southern Corp	152,491
416,000		Odakyu Electric Railway Co Ltd	2,645
1,457,940		Union Pacific Corp	128,299
2,379		West Japan Railway Co	10,171
		TOTAL RAILROAD TRANSPORTATION	745,668

REAL ESTATE - 0.60%
604,449		Ascendas Real Estate Investment Trust	818
120,600		Aeon Mall Co Ltd	6,371
15,527		Africa Israel Investments Ltd	962
258,000		Agile Property Holdings Ltd (GDR)	210
295,221	e*	Alderwoods Group, Inc	5,854
378,681		Allan Gray Property Trust	251
4,584,000		Allgreen Properties Ltd	4,589
134		Arealink Co Ltd	78
14,465		Ayala Corp	137
6,696,703		Ayala Land, Inc	1,901
2,090		Babis Vovos International Construction S.A.	55
14,072,000		Beijing Capital Land Ltd	5,455
253,327		Bovis Homes Group plc	4,395
1,184,282		British Land Co plc	30,245
215,979		Brixton plc	2,139
156,503		Brookfield Properties Co	5,507
121,400	*	Brookfield Properties Corp	4,288
49,710	e	California Coastal Communities, Inc	1,022
3,587,587		CapitaLand Ltd	11,407
141,636		Castellum AB	1,595
26,000		Cathay Real Estate Development Co Ltd	16
1,427,901	*	CB Richard Ellis Group, Inc	35,126
1,569,525		Centro Properties Group	9,417

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
12,053,166	*	Champion Real Estate Investment Trust	$6,003
1,889,607		Cheung Kong Holdings Ltd	20,289
562,000		China Overseas Land & Investment Ltd	434
32,000		China Resources Land Ltd	22
1,301,780		City Developments Ltd	8,770
5,314		Cofinimmo	1,007
33,253	e	Consolidated-Tomoka Land Co	2,134
36,168		Corio NV	2,635
3,743		Countrywide plc	37
3,038		Crest Nicholson	31
2,278		Cyrela Brazil Realty S.A.	39
3,014,174		DB RREEF Trust	3,594
3,641		Derwent Valley Holdings plc	124
198,184	*	Desarrolladora Homex S.A. de C.V.	1,250
43,933		Fadesa Inmobiliaria S.A.	1,953
14,406,664		Far East Consortium	5,955
393,967		Forest City Enterprises, Inc (Class A)	21,392
9,683	*	Gafisa S.A.	125
44,989		Gecina S.A.	6,001
28,650	*	Globe Trade Centre S.A.	274
610		Goldcrest Co Ltd	33
700,000	*	Greentown China Holdings Ltd	934
25,000	*	Grubb & Ellis Co	242
10,336	*	Guangzhou R&F Properties Co Ltd	15
47,000		Guocoland Ltd	71
245,164		Hammerson plc	6,022
557,000		Hang Lung Group Ltd	1,433
892,100		Hang Lung Properties Ltd	1,905
1,144,318		Henderson Land Development Co Ltd	6,433
1,688,000		Hopewell Holdings	4,810
537,274		Hopson Development Holdings Ltd	1,084
41,340	e*	Housevalues, Inc	241
2,419,754		Hysan Development Co Ltd	6,206
13,100		IGB Corp Bhd	5
23,731	*	Immobiliare Grande Distribuzione	85
304,426	*	IMMOFINANZ Immobilien Anlagen AG.	3,667
28,778		Inmobiliaria Colonial S.A.	2,231
1,040,416		Investa Property Group	1,908
99,600		IOI Properties Bhd	221
8,100	e*	IRSA Inversiones y Representaciones S.A. (GDR)	103
72,092		IVG Immobilien AG.	2,609
500		Japan General Estate Co Ltd	12
1,300		Joint Corp	44
203,326		Jones Lang LaSalle, Inc	17,380
768,504		Kerry Properties Ltd	2,811
17,569		Klepierre	2,631
24,976		Klovern AB	78
1,500,000		Kowloon Development Co Ltd	2,611
114,502		Kungsleden AB	1,305
60,200		Land and Houses PCL	12
314,900		Leopalace21 Corp	11,490
478,985		Liberty International plc	10,986
1,111,403		Macquarie Goodman Group	5,401
6,188,700	*	Malaysian Resources Corp Bhd	1,309
1,506		McInerney Holdings plc	24
67,050,000		Megaworld Corp	2,565
165,068	*	MI Developments Inc	6,017
119,626		MI Developments, Inc	4,345
559,976		Mirvac Group	1,978

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
973,448		Mitsubishi Estate Co Ltd	$21,261
1,263,198		Mitsui Fudosan Co Ltd	28,713
198,000	*	Musashino Kogyo Co Ltd	508
2,408,000		New World China Land Ltd	986
6,250,482		New World Development Ltd	10,767
871		Nexity	55
109		Nordicom A/S	15
1,662	*	NorGani Hotels ASA (GDR)	16
224,391		ORIX Corp	62,022
24,849	e	Orleans Homebuilders, Inc	291
7,057	a	Risa Partners, Inc	30,887
5,390,000		Robinsons Land Corp	1,396
27,232,000		Shanghai Real Estate Ltd	6,082
3,266,000		Shenzhen Investment Ltd	1,153
261,450		Shoei Co Ltd	8,079
7,891,000	v*	Shui On Land Ltd	5,419
64,000		Shun TAK Holdings Ltd	75
81,720		Singapore Land Ltd	404
2,809,953		Sino Land Co	4,977
353,555		Slough Estates plc	4,402
16,500		SP Setia Bhd	17
329,385	e	St. Joe Co	18,073
625,137		Stewart Enterprises, Inc (Class A)	3,663
26,420	*	Stockland	143
1,711,012		Stockland Trust Group	9,437
2,044,689		Sumitomo Realty & Development Co Ltd	60,064
1,488,429		Sun Hung Kai Properties Ltd	16,249
90,000		Suruga Corp	6,971
234,000		TOC Co Ltd	1,232
664,000		Tokyo Tatemono Co Ltd	7,465
1,250,000		Tokyu Land Corp	11,852
1,100		Tokyu Livable, Inc	89
208,188	e*	Trammell Crow Co	7,601
47,321		Unibail	9,943
17,171		Unite Group plc	149
12,652,500		United Industrial Corp Ltd	12,985
1,438,500		Urban Corp	17,999
919		Vastned Retail NV	75
1,355		Wallenstam Byggnads AB	20
16,674		Wereldhave NV	1,820
2,228,286		Westfield Group	31,255
98,288		Wihlborgs Fastigheter AB	1,770
2,086,098	*	Wing Tai Holdings Ltd	2,482
300	e*	ZipRealty, Inc	2
1,517		Zueblin Immobilien Holding A.G.	13
1,517	*	Zueblin Immobilient Holding AG.	-	^
		TOTAL REAL ESTATE	734,041

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.19%
43,830	*	AEP Industries, Inc	1,839
893,257		Ansell Ltd	7,050
945,099		Bridgestone Corp	19,082
19,260		Cheng Shin Rubber Industry Co Ltd	19
208,504		Continental AG.	24,176
369,125	e	Cooper Tire & Rubber Co	3,713
114,738	e*	Deckers Outdoor Corp	5,429
72,000		Denki Kagaku Kogyo KK	279
765,460		Formosa Chemicals & Fibre Corp	1,133
845,369	e*	Goodyear Tire & Rubber Co	12,258

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
15,640		Hankook Tire Co Ltd	$206
244,259	e*	Jarden Corp	8,053
121,844		Michelin (C.G.D.E.) (Class B)	8,930
331,000		Mitsui Chemicals, Inc	2,382
1,343,057		Newell Rubbermaid, Inc	38,035
675,500		Nifco, Inc	14,639
126,623		Nokian Renkaat Oyj	2,278
3,032		Nolato AB	29
1,055,872		Pirelli & C S.p.A.	908
3,429,500		PT Gajah Tunggal Tbk	223
115,280	e	PW Eagle, Inc	3,460
86,735	*	Ryanair Holdings plc	928
172,862	e	Schulman (A.), Inc	4,064
414,446		Sealed Air Corp	22,430
79,554	e*	Skechers U.S.A., Inc (Class A)	1,870
332,697		Spartech Corp	8,906
3,007,000		Sumitomo Bakelite Co Ltd	22,707
90,526	e	Titan International, Inc	1,637
70,304	e*	Trex Co, Inc	1,699
519,515	e	Tupperware Corp	10,110
20,396		Uponor Oyj	553
3,705		Viscofan S.A.	57
187,126	e	West Pharmaceutical Services, Inc	7,348
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	236,430

SECURITY AND COMMODITY BROKERS - 2.45%
357,434	e	A.G. Edwards, Inc	19,044
136,017		AllianceBernstein Holding Lp	9,384
1,505,122		Ameriprise Financial, Inc	70,590
234,692		Australian Stock Exchange Ltd	5,685
1,046,678		Babcock & Brown Ltd	15,711
35,692		Banca Finnat Euramerica S.p.A.	48
13,143		Bank Pekao S.A.	819
2,093		Bank Pekao S.A. (GDR)	130
795,843	e	Bear Stearns Cos, Inc	111,498
24,854	e	BKF Capital Group, Inc	97
106,810		BlackRock, Inc	15,915
197,362	e	Calamos Asset Management, Inc (Class A)	5,787
262,399	e*	Cbot Holdings, Inc	31,695
7,133,364		Charles Schwab Corp	127,687
172,307		Chicago Mercantile Exchange Holdings, Inc	82,406
10,000	*	China Everbright Ltd	7
75,207	e	Cohen & Steers, Inc	2,434
28,000		Cosmo Securities Co Ltd	47
201,240		Daewoo Securities Co Ltd	3,498
1,130		Daishin Securities Co Ltd	25
2,383,977		Daiwa Securities Group, Inc	27,811
128,232		Deutsche Boerse AG.	19,285
2,278,019	*	E*Trade Financial Corp	54,490
964		E*Trade Securities Co Ltd	1,094
682,378		Eaton Vance Corp	19,693
77,360		Euronext NV	7,519
542,364		Federated Investors, Inc (Class B)	18,337
1,159,637		Franklin Resources, Inc	122,632
39,065		GAMCO Investors, Inc	1,487
68,365	e*	GFI Group, Inc	3,780
2,169,969		Goldman Sachs Group, Inc	367,094
101,338	e	Greenhill & Co, Inc	6,792
79,880		Hana Financial Group, Inc	3,655

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
35,588		Hellenic Exchanges S.A.	$564
2,414,470		Hong Kong Exchanges and Clearing Ltd	17,619
179,710		Hyundai Securities Co	2,279
178,812		Indiabulls Financial Services Ltd	1,607
99,305	*	IntercontinentalExchange, Inc	7,455
224,743	e	International Securities Exchange, Inc	10,538
342,494	*	Investment Technology Group, Inc	15,327
445,400		iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	3,582
1,119,014		Janus Capital Group, Inc	22,067
713,499		Jefferies Group, Inc	20,335
691,619	*	Knight Capital Group, Inc	12,587
17,340		Korea Investment Holdings Co Ltd	750
332,367	e*	LaBranche & Co, Inc	3,447
2,626	*	Ladenburg Thalmann Financial Services, Inc	3
343,946	e	Lazard Ltd	13,751
3,184,773		Legal & General Group plc	8,497
615,803	e	Legg Mason, Inc	62,110
3,243,888		Lehman Brothers Holdings, Inc	239,594
162,499		London Stock Exchange Group plc	3,761
411,659		Macquarie Bank Ltd	21,216
146,142	e*	MarketAxess Holdings, Inc	1,530
6,800		Marusan Securities Co Ltd	92
75,300		Matsui Securities Co Ltd	628
4,907,315		Merrill Lynch & Co, Inc	383,850
16,857		MFS Ltd	50
199		Mirae Asset Securities Co Ltd	13
692,249		Mitsubishi Securities Co	8,673
7,571,343		Morgan Stanley	552,027
80,631	*	Morningstar, Inc	2,975
533,167	e*	Nasdaq Stock Market, Inc	16,123
570,400		Nikko Cordial Corp	6,615
3,919,356		Nomura Holdings, Inc	69,014
20,458		Numis Corp plc	102
492,852	e	Nuveen Investments, Inc	25,249
714,966	e*	NYSE Group, Inc	53,444
60,714		OMX AB	1,176
184,189	e	optionsXpress Holdings, Inc	5,135
517,000	v*	Peregrine Investment Holdings	-	^
122,872	e*	Piper Jaffray Cos	7,449
613,921		Raymond James Financial, Inc	17,951
256		Record Investments Ltd	2
5,333		Samsung Securities Co Ltd	303
74,991		Sanders Morris Harris Group, Inc	938
40,240		SBI Holdings, Inc	14,393
99,277		Schroders plc	1,729
379,904	e	SEI Investments Co	21,347
2,323,000		Shinko Securities Co Ltd	9,184
2,477,600		Singapore Exchange Ltd	6,926
48,120	e*	Stifel Financial Corp	1,527
89,419		SWS Group, Inc	2,226
1,590,937		T Rowe Price Group, Inc	76,126
2,369,094		TD Ameritrade Holding Corp	44,657
71,866	e*	Thomas Weisel Partners Group, Inc	1,153
41,307	*	Tong Yang Investment Bank	495
190,984	*	Tower Ltd	404
231,360		TSX Group, Inc	10,147
8,746		Value Line, Inc	408
1,578,685	e	Waddell & Reed Financial, Inc (Class A)	39,072
4,100		Woori Investment & Securities Co Ltd	87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
5,793,822		Yuanta Core Pacific Securities Co	$3,860
		TOTAL SECURITY AND COMMODITY BROKERS	3,010,345

SOCIAL SERVICES - 0.01%
161,087	e*	Bright Horizons Family Solutions, Inc	6,722
124,705	*	Capital Senior Living Corp	1,154
69,065	e*	Providence Service Corp	1,906
121,645	*	Res-Care, Inc	2,444
141,163		Vedior NV	2,644
		TOTAL SOCIAL SERVICES	14,870

SPECIAL TRADE CONTRACTORS - 0.04%
21,270	e	Alico, Inc	1,245
8,694	*	AsiaInfo Holdings, Inc	39
939		Asian Paints Ltd	14
29,769	*	Carso Infraestructura y Construccion S.A. de C.V.	21
184,880	e	Chemed Corp	5,964
148,573		Chicago Bridge & Iron Co NV	3,575
233,136		Comfort Systems USA, Inc	2,672
74,000		COMSYS Holdings Corp	812
355,317	e*	Dycom Industries, Inc	7,639
247,719	*	EMCOR Group, Inc	13,585
157,395	*	Insituform Technologies, Inc (Class A)	3,822
75,030	*	Integrated Electrical Services, Inc	1,186
29,822		KCI Konecranes Oyj	566
184,000		Kinden Corp	1,519
25,800		Kone Oyj	1,251
12,000		Kyowa Exeo Corp	125
62,179	*	Layne Christensen Co	1,776
479,136	*	Quanta Services, Inc	8,078
		TOTAL SPECIAL TRADE CONTRACTORS	53,889

STONE, CLAY, AND GLASS PRODUCTS - 0.40%
698		Adana Cimento	4
907		Akcansa Cimento A.S.	4
40,551	b,e,m,v*	Anchor Glass Container Corp	-	^
164,294		Apogee Enterprises, Inc	2,499
381,000		Asahi Glass Co Ltd	4,699
1,480,680		Asia Cement Corp	1,074
106,366		Associated Cement Co Ltd	2,301
149,139	e*	Cabot Microelectronics Corp	4,298
116,785	e	CARBO Ceramics, Inc	4,208
2,052,022	*	Cemex S.A. de C.V.	6,187
8,328	*	Cemex S.A. de C.V. (ADR)	251
111,000		Central Glass Co Ltd	615
71,619		Cimpor Cimentos de Portugal S.A.	513
519,850		Compagnie de Saint-Gobain	37,706
9,585		Consol Ltd	19
2,142,743		Cookson Group plc	22,768
229,377		CRH plc	7,746
4,475,505		CSR Ltd	9,940
2,483		Dyckerhoff AG.	101
579,848		Eagle Materials, Inc	19,529
24,931	*	Epcos AG.	380
32,035		FLSmidth & Co A/S (B Shs)	1,485
714,181		Gentex Corp	10,149
12,515,400		Goldsun Development & Construction Co Ltd	5,029
1,082		Grasim Industries Ltd	59
348,096		Grupo Carso S.A. de C.V.	1,011

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
876,684		Gujarat Ambuja Cements Ltd	$2,231
382,873		Hanson plc	5,545
28,360	v*	HeidelbergCement AG.	-	^
1,503,869		Holcim Ltd	122,912
75		Holcim Maroc S.A.	17
42,587		Italcementi S.p.A.	1,078
283,516		James Hardie Industries NV	1,576
286,000		Krosaki Harima Corp	1,014
31		Lafarge Ciments	16
20,600		Lafarge Malayan Cement Bhd	5
392,699		Lafarge S.A.	50,693
2,200		Libbey, Inc	25
7,253		Marshalls plc	44
2,740,500		NGK Insulators Ltd	38,512
4,535,000		Nippon Sheet Glass Co Ltd	21,307
775,209	*	Owens-Illinois, Inc	11,954
13,193	v*	Paragon Trade Brands, Inc	-	^
18,033		Pretoria Portland Cement Co Ltd	805
28,000		PT Indocement Tunggal Prakarsa Tbk	15
158,500		PT Semen Gresik Persero Tbk	466
199,148	*	RHI AG.	7,791
2,146,657		Rinker Group Ltd	22,239
4,400		Siam Cement PCL	28
60,500		Siam Cement PCL	412
2,000		Siam City Cement PCL	12
7,859,000		Sumitomo Osaka Cement Co Ltd	23,286
4,435,000		Taiheiyo Cement Corp	16,407
444,893		Taiwan Cement Corp	333
21,600		Taiwan Glass Industrial Corp	16
178,000		Toto Ltd	1,679
1,892		Trakya Cam Sanayi A.S.	5
98,619	*	Turk Sise ve Cam Fabrikalari A.S.	318
1,113,600		UBE Industries Ltd	3,158
951		Ultra Tech Cement Ltd	18
191,550	e*	US Concrete, Inc	1,247
341,212	b,e,m*	USG Corp	16,051
20,880		Wienerberger AG.	986
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	494,776

TEXTILE MILL PRODUCTS - 0.01%
93,906		Alfa S.A. de C.V.	512
51,540		Cheil Industries, Inc	2,236
5,025	*	Dixie Group, Inc	75
180,952		Far Eastern Textile Co Ltd	134
35,440		Formosa Taffeta Co Ltd	19
280,000		Fountain SET Holdings	75
720		Hyosung Corp	16
18,000		Kurabo Industries Ltd	49
41,000		Nitto Boseki Co Ltd	135
85,991		Oxford Industries, Inc	3,690
427,000		Seiren Co Ltd	5,252
390,000		Texwinca Holdings Ltd	255
843,500		Weiqiao Textile Co	1,117
89,594	e	Xerium Technologies, Inc	993
		TOTAL TEXTILE MILL PRODUCTS	14,558

TOBACCO PRODUCTS - 1.31%
228,059		Altadis S.A.	10,827
16,918,008		Altria Group, Inc	1,295,074

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
170,900		British American Tobacco Malaysia Bhd	$1,981
3,151,932		British American Tobacco plc	85,218
2,421		Eastern Tobacco	127
1,211,869		Imperial Tobacco Group plc	40,389
443,815		ITC Ltd	1,814
11,549		Japan Tobacco, Inc	44,876
638,112		Loews Corp (Carolina Group)	35,345
353		Philip Morris CR	155
740,494	e	Reynolds American, Inc	45,888
2,726		Souza Cruz S.A.	42
270,390		Swedish Match AB	4,400
151,313	e	Universal Corp	5,527
703,642		UST, Inc	38,581
229,333	e	Vector Group Ltd	3,720
		TOTAL TOBACCO PRODUCTS	1,613,964

TRANSPORTATION BY AIR - 0.50%
331,414	*	ABX Air, Inc	1,863
224,198	*	ACE Aviation Holdings, Inc	6,932
82,000		Air China Ltd (Class H)	35
823,049		Air France-KLM	24,818
59,696	e*	Air Methods Corp	1,409
654,700	*	AirAsia Bhd	272
14,400		Airports of Thailand PCL	22
530,186	e*	Airtran Holdings, Inc	5,259
228,690	e*	Alaska Air Group, Inc	8,699
396,000		All Nippon Airways Co Ltd	1,602
1,706,478	e*	AMR Corp	39,488
108,776	*	Asiana Airlines	794
134,067	*	Atlas Air Worldwide Holdings, Inc	5,835
552,839		Auckland International Airport Ltd	733
403,081		BBA Group plc	2,009
104,000		Beijing Capital International Airport Co Ltd	68
138,641	e*	Bristow Group, Inc	4,769
3,502,805	*	British Airways plc	28,005
2,622,000		Cathay Pacific Airways Ltd	5,371
32,839		China Airlines	14
1,000	*	China Eastern Airlines Corp Ltd (ADR)	17
18,000	*	China Southern Airlines Co Ltd	5
1,400	*	China Southern Airlines Co Ltd (ADR)	20
734,292	e*	Continental Airlines, Inc (Class B)	20,788
1,254,438		Deutsche Lufthansa AG.	26,581
282,828	e*	EGL, Inc	10,306
35,000		Eva Airways Corp	14
431,913	*	ExpressJet Holdings, Inc	2,855
1,765,064		FedEx Corp	191,827
7,734		Flughafen Wien AG.	641
191,464	b,m*	FLYi, Inc	1
210,994	e*	Frontier Airlines Holdings, Inc	1,741
5,192		Gol Linhas Aereas Inteligentes S.A.	179
7,400	e	Gol Linhas Aereas Inteligentes S.A. (ADR)	254
168,822		Grupo Aeroportuario del Sureste S.A. de C.V.	631
4,800		Grupo Aeroportuario del Sureste S.A. de C.V. (ADR)	179
6,800		Hong Kong Aircraft Engineering	97
408,163		Iberia Lineas Aereas de Espana	1,097
527,000		Japan Airlines Corp	1,031
11,242		Jet Airways India Ltd	158
2,240,718	e*	JetBlue Airways Corp	20,771
2,420		Korean Air Lines Co Ltd	89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
208,850		Lan Airlines S.A.	$1,604
3,700		Lan Airlines S.A. (ADR)	141
1,970,604		Macquarie Airports	4,509
300	*	MAIR Holdings, Inc	2
4,100		Malaysian Airline System Bhd	4
202,052	e*	Mesa Air Group, Inc	1,568
61,142	*	PHI, Inc	1,863
1,100	*	Pinnacle Airlines Corp	8
1,478,838		Qantas Airways Ltd	4,310
179,503	*	Republic Airways Holdings, Inc	2,786
9,788	e*	Ryanair Holdings plc (ADR)	619
3,000,391		SABMiller plc	56,065
59,934	*	SAS AB	783
856,928		Singapore Airlines Ltd	7,877
641,651	e	Skywest, Inc	15,733
4,596,593		Southwest Airlines Co	76,579
96	v*	Swissair Group	-	^
77,754		Tam S.A.	2,460
1,177,200		Thai Airways International PCL	1,481
8,800		Thai Airways International PCL	11
2,000		Transmile Group Bhd	6
481,000		Travelsky Technology Ltd	606
756	*	Turk Hava Yollari	3
334,711	*	UAL Corp	8,893
6,700	b,m,v*	UAL Corp	-	^
537		Unique Zurich Airport	129
328,569	e*	US Airways Group, Inc	14,565
		TOTAL TRANSPORTATION BY AIR	619,884

TRANSPORTATION EQUIPMENT - 3.06%
363,132	e	A.O. Smith Corp	14,318
217,075	e*	AAR Corp	5,175
95,141	*	Accuride Corp	1,048
124,472	e*	Aftermarket Technology Corp	2,211
1,875		Aker Yards A.S.	144
287,342	e	American Axle & Manufacturing Holdings, Inc	4,796
51,698		American Railcar Industries, Inc	1,505
103,451		Arctic Cat, Inc	1,717
476,089	e	ArvinMeritor, Inc	6,780
75,418		Ashok Leyland Ltd	74
1,500,000		Austal Ltd	3,600
1,220,380		Autoliv, Inc	67,255
2,097		Bajaj Auto Ltd	137
838		Bajaj Auto Ltd (GDR)	55
1		Bayerische Motoren Werke AG.	-	^
5,684,808		Boeing Co	448,247
601	*	Bombardier, Inc	2
1,975,097	*	Bombardier, Inc (Class B)	6,167
36,000		Brilliance China Automotive Holdings Ltd	6
3,300	*	Brilliance China Automotive Holdings Ltd (ADR)	52
476,563		Brunswick Corp	14,864
1,306,000		Calsonic Kansei Corp	8,215
18,270		China Motor Corp	16
308,014	e	Clarcor, Inc	9,391
14,512		Coachmen Industries, Inc	157
429,292		Cobham plc	1,459
84,710	e*	Comtech Group, Inc	1,268
586,740		Cosco Corp Singapore Ltd	613
24,900		Daewoo Shipbuilding & Marine Engineering Co Ltd	805

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,845,882		DaimlerChrysler AG.	$92,246
104,259	e	DaimlerChrysler AG.	5,209
7,900	b,m*	Dana Corp	8
394,157		Delphi Corp	631
1,623,587		Denso Corp	57,040
812		D'ieteren S.A.	271
20,088	*	Dorman Products, Inc	203
616		Elbit Systems Ltd	19
112,832		Empresa Brasileira de Aeronautica S.A.	1,105
4,200		Empresa Brasileira de Aeronautica S.A. (ADR)	165
187,392		European Aeronautic Defence and Space Co	5,389
900		Exedy Corp	24
347,324		Federal Signal Corp	5,297
11,010,117		Fiat S.p.A.	175,495
356,357	*	Fleetwood Enterprises, Inc	2,398
11,313,536	e	Ford Motor Co	91,527
2,392	*	Ford Otomotiv Sanayi A.S.	16
137,502	e	Freightcar America, Inc	7,288
64,931	e*	Fuel Systems Solutions, Inc	826
398,373	e*	GenCorp, Inc	5,115
2,170,487		General Dynamics Corp	155,559
2,151,389	e	General Motors Corp	71,555
58,626	*	GenTek, Inc	1,619
737,990		Genuine Parts Co	31,830
331		Georg Fischer AG.	155
3,606,608		GKN plc	19,397
3,335,000		Goodpack Ltd	3,612
541,365		Goodrich Corp	21,936
77,542		Greenbrier Cos, Inc	2,249
330,198	e	Group 1 Automotive, Inc	16,477
1,598,106	e	Harley-Davidson, Inc	100,281
220,211		Harsco Corp	17,099
122,003	e	Heico Corp	4,185
8,884		Hero Honda Motors Ltd	150
38,923		Hino Motors Ltd	211
2,917,948		Honda Motor Co Ltd	98,068
763,000		Hongkong Land Holdings Ltd	2,960
23,052		Hyundai Heavy Industries	3,191
1,838		Hyundai Mipo Dockyard	229
31,426		Hyundai Mobis	3,231
7,990		Hyundai Motor Co	417
91,511		Hyundai Motor Co	7,833
7,875	*	Hyundai Motor Co (GDR)	199
755,000		Isuzu Motors Ltd	2,474
795,229		ITT Industries, Inc	40,771
229,000		Japan Tecseed Co Ltd	2,016
52,000		Jaya Holdings Ltd	46
854,987		JLG Industries, Inc	16,937
843,500		Johnson Electric Holdings Ltd	737
231,600		JTEKT Corp	4,490
287,048	*	K&F Industries Holdings, Inc	5,391
135,052		Kaman Corp (Class A)	2,432
1,329,185		Kawasaki Heavy Industries Ltd	4,400
5,882,712		Keppel Corp Ltd	54,818
42,090		Kia Motors Corp	683
108,320	*	KOC Holding A.S.	348
390		KTM Power Sports AG.	22
267,883		Lagardere S.C.A.	19,328
3,519		Leoni AG.	123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,385,437		Lockheed Martin Corp	$205,291
129,033	*	Magna International, Inc (Class A)	9,423
227,769	e	Magna International, Inc (Class A)	16,536
177,683		Mahindra & Mahindra Ltd	2,631
352,561		MAN AG.	29,837
2,103		Maruti Udyog Ltd	45
82,080	*	Miller Industries, Inc	1,500
152,000		Mitsuba Corp	1,186
163,549		Monaco Coach Corp	1,822
454,000		Nabtesco Corp	5,150
367,475	e*	Navistar International Corp	9,488
525,000		NHK Spring Co Ltd	6,076
44,000		Nippon Piston Ring Co Ltd	102
60,783	e	Noble International Ltd	760
40,000		Norstar Founders Group Ltd	13
1,683,888		Northrop Grumman Corp	114,622
215,317		Novatek Microelectronics Corp Ltd	1,018
1,624,000		NSK Ltd	13,707
651,948	e*	Orbital Sciences Corp	12,237
422,993		Oshkosh Truck Corp	21,348
1,124,154	e	Paccar, Inc	64,099
1,104,112	e*	Pactiv Corp	31,379
58,994		Peugeot S.A.	3,327
244,166	e	Polaris Industries, Inc	10,047
24,000		Press Kogyo Co Ltd	105
119,100		Proton Holdings Bhd	157
3,922,582		Raytheon Co	188,323
885,610		Renault S.A.	101,575
40,837		Rieter Holding AG.	17,586
688,628		Rolls-Royce Group plc	5,841
45,050		Samsung Heavy Industries Co Ltd	1,100
5,663		Sanden Corp	23
5,060,631		SembCorp Marine Ltd	10,642
37,294	e*	Sequa Corp (Class A)	3,500
44,278		Shimano, Inc	1,237
1,234,151		Siemens AG.	107,670
3,027,741		Singapore Technologies Engineering Ltd	5,433
1,278,078		Smiths Group plc	21,453
1,000		Standard Motor Products, Inc	12
131,881	e	Superior Industries International, Inc	2,214
30,747		Tata Motors Ltd	577
263,309	*	Tenneco, Inc	6,159
627,960		Textron, Inc	54,947
29,682		Thales S.A.	1,317
156,445	e	Thor Industries, Inc	6,441
2,152		Tofas Turk Otomobil Fabrik	6
29,100		Tokai Rika Co Ltd	565
276,694		Tomkins plc	1,227
94,500		Toyoda Gosei Co Ltd	2,080
370,500		Toyota Industries Corp	15,714
5,326,806		Toyota Motor Corp	289,508
193,674	*	TransDigm Group, Inc	4,730
250,490		Trelleborg AB (B Shs)	4,717
346,473	e	Trinity Industries, Inc	11,146
93,567	e	Triumph Group, Inc	3,963
323,063	*	TRW Automotive Holdings Corp	7,776
6,690,313		United Technologies Corp	423,831
756,293		Visteon Corp	6,164
337,422		Volkswagen AG.	28,744

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
6,650		Volkswagen AG.	$393
90,882		Volvo AB	5,630
490,230		Volvo AB (B Shs)	29,200
247,806	e	Wabash National Corp	3,392
377,904	e	Westinghouse Air Brake Technologies Corp	10,253
215,577	e	Winnebago Industries, Inc	6,765
1,315,400		Yamaha Motor Co Ltd	34,855
27,405		Yulon Motor Co Ltd	28
		TOTAL TRANSPORTATION EQUIPMENT	3,756,451

TRANSPORTATION SERVICES - 0.19%
51,230		All America Latina Logistica S.A.	398
132,257	e	Ambassadors Group, Inc	3,740
31,651		Ambassadors International, Inc	1,000
161,621		Arriva plc	1,997
1,412,802		CH Robinson Worldwide, Inc	62,983
349		Dfds A/S	31
76,802	*	Dynamex, Inc	1,594
1,031,327	e	Expeditors International Washington, Inc	45,977
5,592		Freightways Ltd	14
217,244	e	GATX Corp	8,987
333,945	*	HUB Group, Inc	7,607
42,000		Jiangsu Express	24
1,072		Kuoni Reisen Holding	551
435,774	e	Lear Corp	9,021
3,373,752		MTR Corp	8,470
114,223		National Express Group plc	2,008
307,961	e	Pacer International, Inc	8,549
5,559		Panalpina Welttransport Holding AG.	598
1,115,400		PLUS Expressways Bhd	847
219,170	*	RailAmerica, Inc	2,393
862,115		Sabre Holdings Corp	20,165
53,000		Sinotrans Ltd	18
713,192		Stagecoach Group plc	1,696
359,841		Stolt-Nielsen S.A.	9,373
2,407,001	*	Sydney Roads Group	1,991
473,154		Toll Holdings Ltd	5,427
457,425		TUI AG.	9,443
667,207		UTI Worldwide, Inc	18,662
48,000		Zhejiang Expressway Co Ltd	32
		TOTAL TRANSPORTATION SERVICES	233,596

TRUCKING AND WAREHOUSING - 0.55%
200,424		Arkansas Best Corp	8,624
133,217	e*	Celadon Group, Inc	2,217
237,848		Con-way, Inc	10,660
500	*	Covenant Transport, Inc (Class A)	6
7,241,513		Deutsche Post AG.	190,080
307,010		DSV A/S	53,676
191,641	e	Forward Air Corp	6,341
900	e*	Frozen Food Express Industries	7
1,084,524		Grindrod Ltd	1,963
395,687		Heartland Express, Inc	6,204
48,250		Imperial Holdings Ltd	801
2,689	v	Imperial Holdings Ltd (ADR)	44
514,035		J.B. Hunt Transport Services, Inc	10,677
392,433		Kamigumi Co Ltd	3,060
367,509		Landstar System, Inc	15,693
85,400	e*	Marten Transport Ltd	1,459

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
68,500		Mitsubishi Logistics Corp	$1,094
1,968,000		Nippon Express Co Ltd	10,546
839		Norbert Dentressangle	66
167,551	e*	Old Dominion Freight Line	5,032
34,739	*	P.A.M. Transportation Services, Inc	871
6,920	e*	Patriot Transportation Holding, Inc	523
52,963	*	Quality Distribution, Inc	780
101,765	*	Saia, Inc	3,318
27,000		Sankyu, Inc	155
1,176,000		Seino Holdings Corp	13,828
529,336	e*	SIRVA, Inc	1,408
302,454	e*	Swift Transportation Co, Inc	7,174
1,062,365		TNT NV	40,293
51,654	e*	U.S. Xpress Enterprises, Inc (Class A)	1,196
3,483,142		United Parcel Service, Inc (Class B)	250,577
32,886	e*	Universal Truckload Services, Inc	854
41,087	*	USA Truck, Inc	783
304,133	e	Werner Enterprises, Inc	5,690
344,136		Yamato Transport Co Ltd	4,979
340,193	*	YRC Worldwide, Inc	12,601
		TOTAL TRUCKING AND WAREHOUSING	673,280

WATER TRANSPORTATION - 0.12%
227,845		Alexander & Baldwin, Inc	10,109
177,743	e*	American Commercial Lines, Inc	10,567
1,463		AP Moller - Maersk A/S	12,540
422,624		Aries Maritime Transport Ltd	4,395
3,905		Brostrom AB	80
14,214		Cargotec Corp	601
62,256		Carnival plc	2,978
978,000		China Shipping Container Lines Co Ltd (Class H)	236
42,000		China Shipping Development Co Ltd	40
18,045		Compagnie Maritime Belge S.A.	615
4,587		Compania SudAmericana de Vapores S.A.	6
2,920,500		COSCO Holdings	1,342
119,877		D/S Torm A/S	6,198
971	v	Eurokai KGaA	35
149,285		Euronav NV	4,844
636,222		Evergreen Marine Corp Tawain Ltd	362
1,239,000		Ezra Holdings Ltd	2,325
41,498		Frontline Ltd	1,583
888		Ganger Rolf A/S	25
91,936	*	Gulfmark Offshore, Inc	2,927
1,680		Hanjin Shipping Co Ltd	42
92,665	e	Horizon Lines, Inc	1,548
141,738	*	Hornbeck Offshore Services, Inc	4,748
60		Israel Corp Ltd	25
411,000		Kawasaki Kisen Kaisha Ltd	2,596
265,987	*	Kirby Corp	8,333
74,511		Kuehne & Nagel International AG.	5,154
346,000		Malaysia International Shipping Corp Bhd	807
64,536	e	Maritrans, Inc	2,362
1,773,000		Mitsui OSK Lines Ltd	13,103
312,279		Neptune Orient Lines Ltd	399
784,000		Nippon Yusen Kabushiki Kaisha	4,772
1,800	*	Odyssey Marine Exploration, Inc	5
170,000	*	Omega Navigation Enterprises, Inc	2,613
122,000		Orient Overseas International Ltd	496
510,572		Overseas Shipholding Group, Inc	31,538

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
49,344	*	Petrojarl ASA	$530
42,056		Premuda S.p.A.	79
8,909,000		PT Berlian Laju Tanker Tbk	2,052
1,909		Ship Finance International Ltd	39
3,900	*	TBS International Ltd	30
105,000		U-Ming Marine Transport Corp	115
26,400		Wan Hai Lines Ltd	15
2,955		Wilh Wilhelmsen ASA	93
40,000		Yang Ming Marine Transport	21
		TOTAL WATER TRANSPORTATION	143,323

WHOLESALE TRADE-DURABLE GOODS - 0.52%
200	*	1-800 Contacts, Inc	3
379,240	e	Adesa, Inc	8,764
37,151		AGFA-Gevaert NV	881
246,865		Agilysys, Inc	3,466
387,585	e	Applied Industrial Technologies, Inc	9,457
210,000		Argo Graphics, Inc	4,124
987,529	e*	Arrow Electronics, Inc	27,088
334,057		Assa Abloy AB (B Shs)	6,211
30,576	e	AU Optronics Corp (ADR)	436
32,096		Autobacs Seven Co Ltd	1,206
34,800		Banpu PCL	135
27,489		Barloworld Ltd	457
222,640	e	Barnes Group, Inc	3,910
251,436	e*	Beacon Roofing Supply, Inc	5,089
67,140		BlueLinx Holdings, Inc	639
340,841		Boral Ltd	1,837
239,804	e	BorgWarner, Inc	13,710
255,542		Brambles Industries plc	2,292
7,390		Buhrmann NV	109
208,088		Buhrmann NV	3,137
321,836	e	Building Material Holding Corp	8,374
291,377		Bunzl plc	3,647
346,500		Canon Sales Co, Inc	8,301
96,492	e	Castle (A.M.) & Co	2,590
76,867		Cie Generale d'Optique Essilor International S.A.	7,871
244,000		Citic Pacific Ltd	752
3,700		Citic Pacific Ltd (ADR)	56
42,000	*	CMC Magnetics Corp	12
132,116	e*	Conceptus, Inc	2,337
13,898		Crane Group Ltd	124
34,200		Creative Technology Ltd	224
677,820	*	Cytyc Corp	16,593
2,191,560	*	Datacraft Asia Ltd	2,192
1,390,000		Denway Motors Ltd	503
134,116	*	Digi International, Inc	1,811
8,800		D-Link Corp	9
280,550	*	Dogus Otomotiv Servis ve Ticaret A.S.	1,306
106,000	*	Dongfeng Motor Group Co Ltd	43
107,270	*	Drew Industries, Inc	2,710
367,161		Electrocomponents plc	1,913
783,000		Energy Support Corp	1,909
237,646		Finning International, Inc	7,954
213,410	e*	Genesis Microchip, Inc	2,512
2,064,310	*	Hagemeyer NV	10,052
1,300		Hakuto Co Ltd	18
1,688		Hitachi Software Engineering Co Ltd	30
3,900	*	Houston Wire & Cable Co	73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
400	*	Huttig Building Products, Inc	$2
671,585		IKON Office Solutions, Inc	9,026
1,500		IMS-Intl Metal Service	33
2,835,293		Inchcape plc	27,804
725,612	*	Ingram Micro, Inc (Class A)	13,903
286,443	*	Insight Enterprises, Inc	5,904
200	*	INTAC International, Inc	1
111,468	*	Interline Brands, Inc	2,751
29,387		JD Group Ltd	245
2,100		Kaga Electronics Co Ltd	39
5,049		KCC Corp	1,446
90,978	e*	Keystone Automotive Industries, Inc	3,459
42,442		Kingspan Group plc	875
348,317	e	Knight Transportation, Inc	5,904
28,310		Lawson Products, Inc	1,187
102,706		Lewis Group Ltd	626
37,240		LG International Corp	895
78,200		Livedoor Auto Co Ltd	82
261,972	*	LKQ Corp	5,756
344,430		Martin Marietta Materials, Inc	29,146
3,019,000		Melco International Development	6,464
113,133	e*	Merge Technologies, Inc	778
21,686	*	MWI Veterinary Supply, Inc	727
3,720		Mytilineos Holdings S.A.	94
94,803	e*	Navarre Corp	381
79		NET One Systems Co Ltd	110
7,929,368		Nissan Motor Co Ltd	88,809
37,400	e	Nissan Motor Co Ltd (ADR)	840
20,394		Orascom Construction Industries	889
4,226		Orascom Construction Industries (GDR)	367
236,756		Owens & Minor, Inc	7,787
710,183	e*	Patterson Cos, Inc	23,869
346,072	e	PEP Boys-Manny Moe & Jack	4,447
880,647		Phoenix Precision Technology Corp	1,171
241,536	e	Pool Corp	9,299
451,704	*	PSS World Medical, Inc	9,030
1,944,703		PT Astra International Tbk	2,625
24,692		Rautaruukki Oyj	709
269,106		Reliance Steel & Aluminum Co	8,649
155,262	e	Ryerson Tull, Inc	3,399
4,000		Sanshin Electronics Co Ltd	41
244,126	*	Securitas Direct AB	613
244,126	*	Securitas Systems AB	916
4,551,691		Sumitomo Corp	56,759
9,000		Tamura Corp	31
260,552	*	Tandberg Television ASA	2,120
5,500,000		Tat Hong Holdings Ltd	3,844
525,747	*	Tech Data Corp	19,206
16,632,379		Test-Rite International Co	8,895
165	*	Timco Aviation Services, Inc	1
120,000		TPV Technology Ltd	114
325,712	e*	Tyler Technologies, Inc	4,211
400		Ulvac, Inc	14
1,859,800		UMW Holdings Bhd	3,656
368,060	e	W.W. Grainger, Inc	24,667
491,084	*	WESCO International, Inc	28,498
477,432		Wesfarmers Ltd	12,429
84,445	e*	West Marine, Inc	1,182
952,784		Wolseley plc	20,087

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
19,000		Yamazen Corp	$112
7,000		Yuasa Trading Co Ltd	12
14,843		Zodiac S.A.	880
		TOTAL WHOLESALE TRADE-DURABLE GOODS	644,683

WHOLESALE TRADE-NONDURABLE GOODS - 0.91%
600	*	Advanced Marketing Services, Inc	2
411,788		Airgas, Inc	14,894
258,148	*	Akorn, Inc	932
753,002		Alliance One International, Inc	3,087
267,095	e*	Allscripts Healthcare Solutions, Inc	5,996
196,097		Axfood AB	5,954
63,974		Bidvest Group Ltd	928
435,836		Billabong International Ltd	4,759
2,000	*	BioScrip, Inc	6
327,493		Brown-Forman Corp (Class B)	25,102
3,538,210		Cardinal Health, Inc	232,602
13,342		Casino Guichard Perrachon S.A.	1,075
99,298		Celesio AG.	5,176
182,674	e*	Central European Distribution Corp	4,276
659,000	*	China BlueChemical Ltd	191
118,000		China Mengniu Dairy Co Ltd	198
226,000		China Resources Enterprise	490
333,082		Controladora Comercial Mexicana S.A. de C.V.	667
900		Controladora Comercial Mexicana S.A. de C.V. (GDR)	36
49,673	*	Core-Mark Holding Co, Inc	1,557
1,021,998	*	Dean Foods Co	42,944
5,125		DS Smith plc	15
91,950		Empresas COPEC S.A.	925
774,935	*	Endo Pharmaceuticals Holdings, Inc	25,224
2,177,175		Esprit Holdings Ltd	19,856
381		Filtrona plc	2
3,445,001		Foster's Group Ltd	16,535
1,800,899		Fyffes plc	3,494
1,349,353		Gazprom (ADR)	58,427
92,804	*	Gildan Activewear, Inc	4,512
23,815	*	Green Mountain Coffee Roasters, Inc	876
172,853	*	Hain Celestial Group, Inc	4,418
515,995	e*	Henry Schein, Inc	25,872
841,000	*	I B Daiwa Corp	641
51,704		Kenneth Cole Productions, Inc (Class A)	1,260
268,661		K-Swiss, Inc (Class A)	8,076
67,955		KT&G Corp	4,129
38,000		Kyokuyo Co Ltd	86
2,043,120		Li & Fung Ltd	5,077
5,923,734		Marubeni Corp	29,487
40,051		Massmart Holdings Ltd	293
19,443	*	Maui Land & Pineapple Co, Inc	577
281,679		Men's Wearhouse, Inc	10,481
52,085		Metro AG.	3,044
3,990,850		Mitsubishi Corp	75,003
269,579		Myers Industries, Inc	4,583
75,722	e	Nash Finch Co	1,782
1,051,902		Nike, Inc (Class B)	92,168
1,570,490		Nippon Oil Corp	11,567
335,213	e	Nu Skin Enterprises, Inc (Class A)	5,873
70,643	e*	Nuco2, Inc	1,900
16,727		Oriflame Cosmetics S.A.	555
74,884		Orkla ASA	3,563

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
69,769	e*	Perry Ellis International, Inc	$2,154
1,758		Pescanova S.A.	60
366,800		Petronas Dagangan Bhd	428
596,500		PT Unilever Indonesia Tbk	297
183,216		Reliance Industries Ltd	4,675
2,521,893		Safeway, Inc	76,539
510		Samsung Fine Chemicals Co Ltd	15
283,300		San Miguel Corp	429
22,700		San-A Co Ltd	713
189,392	*	School Specialty, Inc	6,684
18,300		Siam Makro PCL	33
1,279,400		Sigma Pharmaceuticals Ltd	2,489
4,486,000		Sinochem Hong Kong Holding Ltd	1,612
76,516	*	Smart & Final, Inc	1,306
25,126		Societe BIC S.A.	1,562
193,933	e*	Source Interlink Cos, Inc	1,842
129,118		Spartan Stores, Inc	2,182
294,584		Stride Rite Corp	4,112
233,880		Suzuken Co Ltd	8,771
3,519,816		Sysco Corp	117,738
547,897	e*	Terra Industries, Inc	4,224
13,053,000	*	Thai Beverage PCL	2,424
10,411,400	*	Thai Petrochemical Industry PCL	1,899
74,590	e	The Andersons, Inc	2,547
69,232		Tiger Brands Ltd	1,258
161,180	*	Tractor Supply Co	7,779
2,393,627		Unilever NV	58,884
464,368		Unilever NV	11,396
76,000		Uni-President Enterprises Corp	67
249,217	e*	United Natural Foods, Inc	7,723
253,873		United Stationers, Inc	11,808
46,315		Valhi, Inc	1,077
11,326		Valley National Gases, Inc	283
51,638	*	Volcom, Inc	1,164
5,200		Wimm-Bill-Dann Foods OJSC (ADR)	232
64,000		Yamatane Corp	99
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,117,678

		TOTAL COMMON STOCKS	122,513,827
		(Cost $105,028,858)

WARRANTS - 0.00%**

BUSINESS SERVICES - 0.00%**
3,633	*	Redback Networks, Inc	37
4,912	*	Redback Networks, Inc	40
		TOTAL BUSINESS SERVICES	77

COMMUNICATIONS - 0.00%**
202,839	*	Lucent Technologies, Inc	39
277	e,v*	RCN Corp Wts	-	^
		TOTAL COMMUNICATIONS	39

CHEMICALS AND ALLIED PRODUCTS - 0.00%**
8,800	*	Kingboard Chemical Holdings Ltd	9
		TOTAL CHEMICALS AND ALLIED PRODUCTS	9

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.00%**
26,770	*	LG.Philips LCD Co Ltd	888
			888

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)
HOLDING AND OTHER INVESTMENT OFFICES - 0.00%**
7,865	*	NTL, Inc			$4
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES			4

HOTELS AND OTHER LODGING PLACES - 0.00%**
1,400,451	v*	Minor International PCL			176
		TOTAL HOTELS AND OTHER LODGING PLACES			176

PRINTING AND PUBLISHING - 0.00%**
-	*	Singapore Press Holdings Ltd			-	^
		TOTAL PRINTING AND PUBLISHING			-	^

SECURITY AND COMMODITY BROKERS - 0.00%**
27,401	m,v*	Imperial Credit Industry			-	^
		TOTAL SECURITY AND COMMODITY BROKERS			-	^

WHOLESALE TRADE-DURABLE GOODS - 0.00%**
21,169	v*	Timco Aviation Services, Inc			-	^
		TOTAL WHOLESALE TRADE-DURABLE GOODS			-	^

		TOTAL WARRANTS			1,193
		(Cost $33,733)

PRINCIPAL

SHORT-TERM INVESTMENTS - 2.19%

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.10%
$ 26,500,000		Federal Home Loan Bank (FHLB)	4.750%	10/02/06	26,500
5,000,000		FHLB	5.020	10/18/06	4,987
55,000,000		Federal Home Loan Mortgage Corp (FHLMC)	5.160	12/27/06	54,335
41,450,000		Federal National Mortgage Association (FNMA)	5.090	10/16/06	41,368
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			127,190

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.09%
2,559,773,290	v	Navigator Fund			2,559,773
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			2,559,773

		TOTAL SHORT-TERM INVESTMENTS			2,686,963
		(Cost $2,686,945)

		TOTAL PORTFOLIO - 101.97%			125,216,912
		(Cost $107,773,311)

		OTHER ASSETS & LIABILITIES, NET - (1.97%)			(2,415,167)

		NET ASSETS - 100.00%			$122,801,745

	The following abbreviations are used in portfolio descriptions:
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	LP	Limited Partnership
	PLC	Public Limited Company

	*	Non-income producing
	**	Percentage represents less than 0.01%
	^	Amount represents less than $1,000
	a	Affiliated Holding

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

b	In bankruptcy
e	All or a portion of these securities are out on loan.
m	Indicates a security that has been deemed illiquid.
n	Represents issuer in default on interest payments and/or principal payment.
v	Security valued at fair value.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND
TRANSACTIONS WITH AFFILIATED COMPANIES-STOCK ACCOUNT
JANUARY 1, 2006 - SEPTEMBER 30, 2006

	Value at	Purchase		Realized	Dividend	Withholding	Shares at		Value at
Issue	December 31, 2005	Cost	Proceeds	Gain/(Loss)	Income	Expense	September 30, 2006		September 30, 2006

Brocade Communications Systems, Inc	$72,403,062	$2,971,153	$33,591,082	$7,461,073	$-	$-	-	$	*
Digital Garage, Inc	**	7,059,203	-	-	-	-	5,501		21,235,606
First NIS Regional Fund SICAV	**	-	-	-	-	-	1,598,400		2,157,840
Hagemeyer NV	**	64,517	8,993,408	3,157,994	-	-	-		*
Healthsouth Corp	**	113,615,313	1,976,000	11,120	-	-	24,003,533		119,057,524
Information Development Co	**	-	242	123	37,147	2,601	416,300		2,960,356
Intelligent Wave, Inc	**	1,139,246	1,434,882	(130,195)	69,081	4,836	16,226		14,697,837
Lear Corp	**	14,882,163	54,071,865	(4,416,800)	-	-	-		*
Playmates Holdings Ltd	15,044,266	-	5,634	(3,208)	655,787	-	113,203,000		12,060,417
Risa Partners, Inc	**	4,349,696	14,467	4,833	-	-	7,057		30,886,510
Shanghai Forte Land Co	**	609,485	-	-	-	-	63,650,000		22,222,536
Solomon Systech International Ltd	**	2,767,747	136,110	(189,663)	438,050	-	184,644,000		32,232,977
TBS International Ltd	5,976,000	-	1,657,055	(842,945)	-	-	-		*

		$147,458,523	$101,880,745	$5,052,332	$1,200,065	$7,437			$257,511,603

* Not an Affiliate as of September 30, 2006
** Not an Affiliate as of December 31, 2005

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
Summary of Market Values by Country
September 30, 2006

		% OF MARKET
	VALUE	VALUE
DOMESTIC
UNITED STATES	$97,085,445,290	77.53%

TOTAL DOMESTIC	97,085,445,290	77.53

FOREIGN
ARGENTINA	2,084,858	0.00
AUSTRALIA	1,050,884,529	0.84
AUSTRIA	111,759,167	0.09
BELGIUM	203,519,772	0.16
BERMUDA	52,041	0.00
BRAZIL	115,044,045	0.09
CANADA	1,860,212,160	1.49
CAYMAN ISLANDS	6,818,073	0.01
CHILE	12,473,536	0.01
CHINA	9,797,601	0.01
COLUMBIA	2,613,754	0.00
CZECH REPUBLIC	5,043,927	0.00
DENMARK	187,111,617	0.15
EGYPT	5,477,157	0.00
FINLAND	592,838,136	0.47
FRANCE	3,074,708,569	2.46
GERMANY	2,234,741,743	1.79
GREECE	104,493,772	0.08
HONG KONG	619,319,957	0.50
HUNGARY	12,913,628	0.01
INDIA	111,059,609	0.09
INDONESIA	29,578,360	0.02
IRELAND	119,495,332	0.10
ISRAEL	21,479,075	0.02
ITALY	965,753,091	0.77
JAPAN	5,684,932,205	4.54
LUXEMBOURG	5,017,747	0.00
MALAYSIA	49,458,500	0.04
MEXICO	52,973,182	0.04
NETHERLANDS	1,190,192,042	0.95
NEW ZEALAND	59,812,740	0.05
NORWAY	162,301,561	0.13
PERU	3,737,362	0.00
PHILIPPINES	24,083,375	0.02
POLAND	11,971,770	0.01
PORTUGAL	55,357,435	0.04
REPUBLIC OF KOREA	262,219,453	0.21
RUSSIA	165,240,612	0.13
SINGAPORE	277,480,488	0.22
SOUTH AFRICA	115,369,888	0.09
SPAIN	656,759,016	0.53
SWEDEN	496,621,238	0.40
SWITZERLAND	2,002,294,502	1.60
TAIWAN (REPUBLIC OF CHINA)	142,362,987	0.11
THAILAND	27,370,073	0.02
TURKEY	10,192,693	0.01
UNITED KINGDOM	5,216,444,801	4.17

TOTAL FOREIGN	28,131,467,179	22.47

TOTAL PORTFOLIO	$125,216,912,469	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2006

			VALUE
SHARES			(000)

PREFERRED STOCKS - 0.50%

COMMUNICATIONS - 0.00%**
5,755		ProSiebenSat.1 Media AG.	$159
		TOTAL COMMUNICATIONS	159

INSURANCE CARRIERS - 0.00%**
7,402		Great-West Lifeco, Inc (Series E)	182
2,713		Great-West Lifeco, Inc (Series F)	66
		TOTAL INSURANCE CARRIERS	248

TRANSPORTATION EQUIPMENT - 0.50%
67,618		Porsche AG.	70,039
		TOTAL TRANSPORTATION EQUIPMENT	70,039

		TOTAL PREFERRED STOCKS	70,446
		(Cost $57,360)

COMMON STOCKS - 98.79%

AGRICULTURAL PRODUCTION-CROPS - 0.01%
52,200		Gallaher Group plc	854
		TOTAL AGRICULTURAL PRODUCTION-CROPS	854

AGRICULTURAL SERVICES - 0.00%**
1,365		Yara International ASA	21
		TOTAL AGRICULTURAL SERVICES	21

AMUSEMENT AND RECREATION SERVICES - 0.53%
390,531		Aristocrat Leisure Ltd	4,104
163,405		Aruze Corp	3,043
194	*	BetandWin.com Interactive Entertainment AG.	5
22,891	e	Harrah's Entertainment, Inc	1,521
48,062		Ladbrokes plc	350
855,807	*	Live Nation, Inc	17,476
538,386		Lottomatica S.p.A.	20,283
26,000	e*	Marvel Entertainment, Inc	628
59,510		Nintendo Co Ltd	12,262
1,319		OPAP S.A.	44
2,001		Oriental Land Co Ltd	112
736	*	Pacific Golf Group International Holdings	1,122
521		Paddy Power plc	10
6,672		PartyGaming plc	13
363,726		Publishing & Broadcasting Ltd	5,053
25,080		Rank Group plc	110
2		Round One Corp	7
204,973		Sega Sammy Holdings, Inc	6,594
2,819		Sky City Entertainment Group Ltd	10
2,531		Sportingbet plc	9
2,972		TABCORP Holdings Ltd	35
801	v	UNiTAB Ltd	9
85,754		Valor Co Ltd	1,488
17,685		William Hill plc	213

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
197,000		Yomiuri Land Co Ltd	$1,161
		TOTAL AMUSEMENT AND RECREATION SERVICES	75,662

APPAREL AND ACCESSORY STORES - 0.45%
28,971	e	Abercrombie & Fitch Co (Class A)	2,013
44,800	e	American Eagle Outfitters, Inc	1,964
14,000	*	AnnTaylor Stores Corp	586
2,428		Aoyama Trading Co Ltd	77
27,214		Burberry Group plc	263
7,464	e*	Chico's FAS, Inc	161
2,294		Fast Retailing Co Ltd	215
3,467		Foot Locker, Inc	88
497,527	e	Gap, Inc	9,428
9,118		Giordano International Ltd	4
2,964	*	Hanesbrands, Inc	67
531,442		Hennes & Mauritz AB (B Shs)	22,228
351,884		Inditex S.A.	16,403
126,456	*	Kohl's Corp	8,210
11,397		Limited Brands, Inc	302
87		Nishimatsuya Chain Co Ltd	2
15,000	e	Nordstrom, Inc	635
42,000	e*	Payless Shoesource, Inc	1,046
2,669	e	Ross Stores, Inc	68
		TOTAL APPAREL AND ACCESSORY STORES	63,760

APPAREL AND OTHER TEXTILE PRODUCTS - 0.09%
1,000		Asics Corp	13
424		Benetton Group S.p.A.	7
15,737		Gunze Ltd	89
49,391	e	Jones Apparel Group, Inc	1,602
2,063		Liz Claiborne, Inc	82
26,495		Mitsubishi Rayon Co Ltd	175
381,449		Nisshinbo Industries, Inc	4,027
8,229		Onward Kashiyama Co Ltd	118
11,400	e	Polo Ralph Lauren Corp	737
36,009		Shimamura Co Ltd	3,518
5,036		Tokyo Style Co Ltd	61
47,659		Toyobo Co Ltd	125
22,023	e	VF Corp	1,607
8,627		Wacoal Holdings Corp	109
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	12,270

AUTO REPAIR, SERVICES AND PARKING - 0.00%**
10,842		Aisin Seiki Co Ltd	317
4,351		NOK Corp	107
400		Park24 Co Ltd	13
6,602		Sumitomo Rubber Industries, Inc	73
		TOTAL AUTO REPAIR, SERVICES AND PARKING	510

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.23%
4,688		Advance Auto Parts	154
7,134	e*	Autonation, Inc	149
217,541	e*	Autozone, Inc	22,472
16,783		Canadian Tire Corp (Class A)	1,054
4,775	*	Carmax, Inc	199
43,522		Jardine Cycle & Carriage Ltd	329
22,983		MOL Hungarian Oil and Gas plc	2,096
233,296		Suzuki Motor Corp	5,925
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	32,378

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
BUILDING MATERIALS AND GARDEN SUPPLIES - 0.12%
14,922	e	Fastenal Co	$576
1,502		Grafton Group plc	20
187,258	e	Home Depot, Inc	6,792
102,835		Kingfisher plc	472
110,256	e	Lowe's Cos, Inc	3,094
26,941	*	RONA, Inc	510
92,888		Sherwin-Williams Co	5,181
4,637		Travis Perkins plc	151
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	16,796

BUSINESS SERVICES - 3.95%
264,651		Accenture Ltd (Class A)	8,392
1	*	Access Co Ltd	7
191		Acciona S.A.	29
1,900	e*	Activision, Inc	29
19,969		Acxiom Corp	492
748		Adecco S.A.	45
93,426	*	Adobe Systems, Inc	3,499
5,644		Aegis Group plc	14
8,633	*	Affiliated Computer Services, Inc (Class A)	448
1,700		Aggreko plc	11
30,800	e*	Akamai Technologies, Inc	1,540
286		Asatsu-DK, Inc	9
2,385	*	Atos Origin S.A.	131
46,995	*	Autodesk, Inc	1,634
241,622		Automatic Data Processing, Inc	11,438
1,907		Autostrade S.p.A.	57
678	*	Avis Budget Group, Inc	12
157,208	e*	BEA Systems, Inc	2,390
104,039	e*	BMC Software, Inc	2,832
5,521		Brambles Industries Ltd	52
2,894	*	Business Objects S.A.	98
20,696	e	CA, Inc	490
20,113	e*	Cadence Design Systems, Inc	341
5,062		Cap Gemini S.A.	269
14,459	*	Ceridian Corp	323
60,238	*	CGI Group, Inc (Class A)	394
500	*	Checkfree Corp	21
2,058	*	ChoicePoint, Inc	74
1,311		Cintra Concesiones de Infraestructuras de Transporte S.A.	18
7,488	*	Citrix Systems, Inc	271
5,896	*	Cognizant Technology Solutions Corp	437
22,882	*	Cognos, Inc	831
10,555	e*	Computer Sciences Corp	518
536,430		Computershare Ltd	3,082
85,642	*	Compuware Corp	667
10,434	*	Convergys Corp	215
5,994		CSK Holdings Corp	251
1,827		Dassault Systemes S.A.	103
803		Dentsu, Inc	2,182
872,400	e*	DST Systems, Inc	53,801
2,353,909	*	DynCorp International, Inc	29,636
34,818		eAccess Ltd	21,016
117,250	e*	Earthlink, Inc	852
85,811	*	eBay, Inc	2,434
14,665	*	Electronic Arts, Inc	817
125,354	e	Electronic Data Systems Corp	3,074

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
3,908	*	Elpida Memory, Inc	$177
48,206	e	Equifax, Inc	1,770
66,782	e*	Expedia, Inc	1,047
1,133		Fidec Corp	2,503
5,294		Fidelity National Information Services, Inc	196
18,217		First Choice Holidays plc	68
270,012		First Data Corp	11,341
507,176	e*	Fiserv, Inc	23,883
83,122	e*	Focus Media Holding Ltd (ADR)	4,814
2,787		Fuji Soft ABC, Inc	73
214,406		Fujitsu Ltd	1,768
5,314	e	Getronics NV	36
2,151	*	Getty Images, Inc	107
1,458		GN Store Nord	22
8		Goodwill Group, Inc	5
41,929	e*	Google, Inc (Class A)	16,851
7,685		Group 4 Securicor plc	24
1,158		Gruppo Editoriale L'Espresso S.p.A.	6
675		Hakuhodo DY Holdings, Inc	44
9,928		Hays plc	27
5,000,000	*	Huabao International Holdings Ltd	2,022
14,296		IMS Health, Inc	381
821		Indra Sistemas S.A.	18
104,563		Infosys Technologies Ltd	4,211
5,926	e*	Interpublic Group of Cos, Inc	59
2,138,558	*	Intuit, Inc	68,626
600	*	Iron Mountain, Inc	26
51,474		iSOFT Group plc	48
100,651	e*	Juniper Networks, Inc	1,739
7	*	KK DaVinci Advisors	7
5,488		Konami Corp	139
487	e*	Lamar Advertising Co	26
65,921		LogicaCMG plc	191
18,010		Manpower, Inc	1,103
148,300	*	McAfee, Inc	3,627
3,252	*	Mercury Interactive Corp	168
2,219		Michael Page International plc	16
2,221,610		Microsoft Corp	60,717
30,653		Misys plc	130
51,500		MoneyGram International, Inc	1,497
10,700	e*	Monster Worldwide, Inc	387
875,600	e*	NAVTEQ Corp	22,862
213,328		NEC Corp	1,172
161,063		Nippon System Development Co Ltd	6,558
50,653		Nomura Research Institute Ltd	7,032
410,500	e*	Novell, Inc	2,512
107		NTT Data Corp	494
1,247		Obic Co Ltd	264
57,496		Omnicom Group, Inc	5,382
12,095	*	Open Text Corp	216
993,919	*	Oracle Corp	17,632
4,103		Oracle Corp Japan	177
100		Otsuka Corp	11
2,017,500		POS Malaysia & Services Holdings Bhd	2,659
511		Promotora de Informaciones S.A.	8
700		Public Power Corp	17
5,152		Rakuten, Inc	2,019
309		Randstad Holdings NV	18
10,335		Rentokil Initial plc	28

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
56,105		Reuters Group plc	$456
26,000		Reynolds & Reynolds Co (Class A)	1,027
6,300		Ritchie Bros Auctioneers, Inc	337
970		Robert Half International, Inc	33
104,804		Sage Group plc	493
169,080		SAP AG.	33,533
1,213		Secom Co Ltd	60
1,772		Securitas AB (B Shs)	22
6,814	e	ServiceMaster Co	76
29		SGS S.A.	29
9,386		Singapore Post Ltd	6
126		Societe Des Autoroutes Paris-Rhin-Rhone	9
23,093		Solomon Systech International Ltd	4
1,486,071	*	Sun Microsystems, Inc	7,386
6,926	*	Synopsys, Inc	137
1,674,510	e	Telecom Italia Media S.p.A.	772
2,819	*	Telelogic AB	5
21,683		Tietoenator Oyj	637
2,926		TIS, Inc	69
604,878		Trend Micro, Inc	17,717
81,049		UFJ Central Leasing Co Ltd	3,712
19,405	*	Unisys Corp	110
121,652	e*	United Rentals, Inc	2,828
802		USS Co Ltd	52
96,030	*	VeriSign, Inc	1,940
346,183		Waste Management, Inc	12,698
2,125		WM-Data AB (B Shs)	7
3,119,729		WPP Group plc	38,669
647		Yahoo! Japan Corp	243
87,336	*	Yahoo!, Inc	2,208
		TOTAL BUSINESS SERVICES	559,512

CHEMICALS AND ALLIED PRODUCTS - 9.77%
1,302,349		Abbott Laboratories	63,242
1,507,160	e*	Adams Respiratory Therapeutics, Inc	55,147
28,332	*	Agrium, Inc	765
1,548		Air Liquide S.A.	316
100,711	e	Air Products & Chemicals, Inc	6,684
671,837		Akzo Nobel NV	41,387
500		Alberto-Culver Co	25
3,183		Alfresa Holdings Corp	202
6,749		Altana AG.	373
1,379,469	*	Amgen, Inc	98,673
21,182	*	Angiotech Pharmaceuticals, Inc	186
11,120	*	Arkema	525
56,177		Asahi Kasei Corp	360
29,483		Astellas Pharma, Inc	1,186
1,154,317		AstraZeneca plc	72,143
574		Avery Dennison Corp	35
64,578	e	Avon Products, Inc	1,980
6,011	*	Bare Escentuals, Inc	163
41,235		BASF AG.	3,302
220,000	*	Basilea Pharmaceutica	34,835
128,367		Bayer AG.	6,544
2,712		Beiersdorf AG.	144
39,106	*	Biogen Idec, Inc	1,747
35,481	*	Biovail Corp International	540
6,467,234		Boots Group plc	93,844
86,253		Bristol-Myers Squibb Co	2,149

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
73,100		Celanese Corp (Series A)	$1,308
400	e*	Cephalon, Inc	25
500	e*	Charles River Laboratories International, Inc	22
29,264		Chugai Pharmaceutical Co Ltd	629
473		Ciba Specialty Chemicals AG.	29
341,143		Cipla Ltd	1,950
3,056		Clariant AG.	41
146,605	e	Clorox Co	9,236
278,100		Colgate-Palmolive Co	17,270
98,110		CSL Ltd	3,951
165,100		Cytec Industries, Inc	9,178
6,500		Dade Behring Holdings, Inc	261
10,630		Daicel Chemical Industries Ltd	74
1,904,748		Daiichi Sankyo Co Ltd	54,018
26,010		Dainippon Ink and Chemicals, Inc	95
5,983,000		Dainippon Sumitomo Pharma Co Ltd	71,872
142,928	e	Dow Chemical Co	5,571
873		DSM NV	38
284,067		Du Pont (E.I.) de Nemours & Co	12,169
1,085	e	Ecolab, Inc	46
23,170		Eisai Co Ltd	1,120
2,415	*	Elan Corp plc	37
45,394		Eli Lilly & Co	2,587
71,686	e	Estee Lauder Cos (Class A)	2,891
91,995	*	Genentech, Inc	7,608
10,443	e*	Genzyme Corp	705
20,278	e*	Gilead Sciences, Inc	1,393
933,705		GlaxoSmithKline plc	24,860
2,884,425	*	Grifols S.A.	29,224
2,760		H Lundbeck A/S	64
24,040		H.B. Fuller Co	563
37,125		Haw Par Corp Ltd	148
8,285		Henkel KGaA	1,152
140,000	e*	Hercules, Inc	2,208
157,968		Hindustan Lever Ltd	885
4,152		Hitachi Chemical Co Ltd	101
131,742	e*	Hospira, Inc	5,042
88,000	*	Huntsman Corp	1,602
37,641		Imperial Chemical Industries plc	280
486	e	International Flavors & Fragrances, Inc	19
6,387	e*	Invitrogen Corp	405
720,000		Ipsen	28,212
7,057		JSR Corp	155
34,554		Kaken Pharmaceutical Co Ltd	235
6,480		Kansai Paint Co Ltd	49
33,861		Kao Corp	903
10,000	e*	King Pharmaceuticals, Inc	170
29,528		Kingboard Chemical Holdings Ltd	106
283		Kose Corp	9
24,587		Kuraray Co Ltd	274
95,736		Kyowa Hakko Kogyo Co Ltd	674
18,888		Linde AG.	1,779
1,381		Lonza Group AG.	96
5,984		L'Oreal S.A.	608
178,000	e	Lyondell Chemical Co	4,516
4,245	*	Mayne Pharma Ltd	14
10,912		Mediceo Paltac Holdings Co Ltd	224
10,544	e*	Medimmune, Inc	308
440,073		Merck & Co, Inc	18,439

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
193,805		Merck KGaA	$20,550
26,873		Methanex Corp	651
13,115	e*	Millennium Pharmaceuticals, Inc	130
50,714		Mitsubishi Chemical Holdings Corp	318
15,868		Mitsubishi Gas Chemical Co, Inc	172
95,964		Monsanto Co	4,511
48,000	e	Mylan Laboratories, Inc	966
28,000	*	Nalco Holding Co	519
63,000	e*	NBTY, Inc	1,844
20,003		Nippon Kayaku Co Ltd	170
6,572		Nippon Shokubai Co Ltd	80
5,455		Nissan Chemical Industries Ltd	65
19,307		Nova Chemicals Corp	592
559,610		Novartis AG.	32,669
71,039		Novartis AG. (ADR)	4,152
3,349		Novo Nordisk A/S (B Shs)	249
930		Novozymes A/S	71
15,000	*	OM Group, Inc	659
132		Omega Pharma S.A.	8
236,141		Orica Ltd	3,955
11,357	*	Oriola-KD Oyj	35
11,357	*	Orion Oyj	216
800	e*	PDL BioPharma, Inc	15
1,882,844		Pfizer, Inc	53,397
22,307		Potash Corp of Saskatchewan	2,315
3,634		PPG Industries, Inc	244
8,890	e	Praxair, Inc	526
662,952		Procter & Gamble Co	41,090
20,559	*	QLT, Inc	155
885,004		Reckitt Benckiser plc	36,687
442,573		Roche Holding AG.	76,520
50,290	e	Rohm & Haas Co	2,381
257,979		Sanofi-Aventis	22,965
12,465		Santen Pharmaceutical Co Ltd	317
40,000	e*	Sepracor, Inc	1,938
45		Serono S.A. (B Shs)	39
160,347		Shin-Etsu Chemical Co Ltd	10,235
22,073		Shionogi & Co Ltd	405
2,148		Shiseido Co Ltd	43
40,867		Showa Denko KK	176
41,351	e	Sigma-Aldrich Corp	3,129
12,225		SSL International plc	80
6,640,569		Sumitomo Chemical Co Ltd	49,583
4,275		Symbion Health Ltd	11
638		Syngenta AG.	96
27,154		Taisho Pharmaceutical Co Ltd	521
6,897		Taiyo Nippon Sanso Corp	59
49,497		Takeda Pharmaceutical Co Ltd	3,088
23,895		Tanabe Seiyaku Co Ltd	299
48,807		Teijin Ltd	263
1,146,745		Teva Pharmaceutical Industries Ltd (ADR)	39,093
242,000		Tokai Carbon Co Ltd	1,541
9,605		Tokuyama Corp	128
477,936		Toray Industries, Inc	3,597
22,647		Tosoh Corp	92
622	e	Tronox, Inc	8
496		UCB S.A.	32
1,337,648		Unilever plc	32,985
98,200	e	Valspar Corp	2,612

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
700	*	Vertex Pharmaceuticals, Inc	$24
187,500	*	Wacker Chemie AG.	22,064
346,563	e*	Warner Chilcott Ltd	4,609
63,000	e*	Watson Pharmaceuticals, Inc	1,649
35,000	e	Westlake Chemical Corp	1,120
1,593,922		Wyeth	81,035
1,079	*	Zeltia S.A.	8
5,798		Zeon Corp	59
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,383,760

COAL MINING - 0.38%
800	e	Arch Coal, Inc	23
2,064,941		BHP Billiton Ltd	39,445
1,563,558		China Shenhua Energy Co Ltd	2,517
10,887		Consol Energy, Inc	345
3,245	e	Massey Energy Co	68
230,521		Peabody Energy Corp	8,479
98,723	e	Sasol Ltd (ADR)	3,247
2,593		Xstrata plc	107
		TOTAL COAL MINING	54,231

COMMUNICATIONS - 3.67%
693,266		Advanced Info Service PCL	1,661
141,691		Alltel Corp	7,864
56,437	*	American Tower Corp (Class A)	2,060
519		Antena 3 de Television S.A.	11
759,423		AT&T, Inc	24,727
2,532,094		Austar United Communications Ltd	2,208
94,847	*	Avaya, Inc	1,085
112,374	*	BCE Inc	3,048
921		Belgacom S.A.	36
32,476	*	Bell Aliant Regional Communications Income Fund	1,015
527,846		BellSouth Corp	22,565
46,688		British Sky Broadcasting plc	477
714,205		BT Group plc	3,584
160,898		Cable & Wireless plc	417
221,553		Cablevision Systems Corp (Class A)	5,031
2,653		Carphone Warehouse Group plc	15
15,000	e	CenturyTel, Inc	595
5,678,000		China Mobile Hong Kong Ltd	40,122
16,372	e	Clear Channel Communications, Inc	472
75,934	*	Comcast Corp (Class A)	2,798
27,983	e*	Comcast Corp (Special Class A)	1,030
7,771		Cosmote Mobile Telecommunications S.A.	186
69,175	e*	Crown Castle International Corp	2,438
164,004		Deutsche Telekom AG.	2,608
1,329,169	e*	DIRECTV Group, Inc	26,158
1,999,876	*	EchoStar Communications Corp (Class A)	65,476
52,384		Elisa Oyj	1,156
6,513	e	Embarq Corp	315
71,197		France Telecom S.A.	1,634
1,007		Fuji Television Network, Inc	2,276
1,023,600		Gestevision Telecinco S.A.	26,089
31,000		Global Payments, Inc	1,364
14,688		Hellenic Telecommunications Organization S.A.	360
10,661	*	Hutchison Telecommunications International Ltd	19
123,792	e*	IAC/InterActiveCorp	3,560
162,604		ITV plc	295
133		KDDI Corp	829

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
17,406	e*	Level 3 Communications, Inc	$93
66,819	e*	Liberty Global, Inc	1,720
6,200	*	Liberty Global, Inc (Series C)	155
52,813	*	Liberty Media Holding Corp	4,414
119,761	*	Liberty Media Holding Corp	2,441
440		M6-Metropole Television	14
4,377		Mediaset S.p.A.	47
211		Mobistar S.A.	17
339	*	Modern Times Group AB	18
224,660		News Corp	4,546
10,456	e*	NII Holdings, Inc (Class B)	650
378		Nippon Telegraph & Telephone Corp	1,856
1,202		NTT DoCoMo, Inc	1,852
963		Okinawa Cellular Telephone Co	2,552
10,288,485	*	Paxys, Inc	2,204
56,456		Philippine Long Distance Telephone Co (ADR)	2,459
20,948	*	Portugal Telecom SGPS S.A.	262
523		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	6
2,012		Publicis Groupe S.A.	79
77,875	e*	Qwest Communications International, Inc	679
47,244		Rogers Communications, Inc	2,587
4,926,293		Royal KPN NV	62,843
37,378		Seat Pagine Gialle S.p.A.	19
389,700		Seven Network Ltd	2,560
37,728		Shaw Communications, Inc	1,130
1,551,721		Singapore Telecommunications Ltd	2,384
2,237		Sky Network Television Ltd	8
39,163		SmarTone Telecommunications Holding Ltd	38
2,756		Societe Television Francaise 1	88
227	*	Sogecable S.A.	8
4,217,268		Sprint Nextel Corp	72,326
1,402		Swisscom AG.	467
2,163		Tele2 AB (B Shs)	22
1,107,990		Telecom Corp of New Zealand Ltd	3,146
108,786		Telecom Italia S.p.A.	262
672,109		Telecom Italia S.p.A.	1,909
25,246		Telefonica S.A.	438
11,815		Telekom Austria AG.	298
1,346,318		Telenor ASA	17,555
6,841	e	Telephone & Data Systems, Inc	279
23,864		Telephone & Data Systems, Inc	1,005
2,272		Television Broadcasts Ltd	12
38,451		TeliaSonera AB	247
11,973		Telstra Corp Ltd	33
21,595		TELUS Corp	1,215
45,807		TELUS Corp	2,565
2,966	*	Tiscali S.p.A.	8
400		Tokyo Broadcasting System, Inc	9
28,857	*	Univision Communications, Inc (Class A)	991
768,830	e	Verizon Communications, Inc	28,547
318,224	*	Viacom, Inc	11,832
9,090,468	*	Vodafone Group Plc	20,808
81,732	e	Vodafone Group plc (ADR)	1,868
4,886	e*	West Corp	236
54,188	e	Windstream Corp	715
9,246	e*	XM Satellite Radio Holdings, Inc	119
		TOTAL COMMUNICATIONS	520,225

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
DEPOSITORY INSTITUTIONS - 9.37%
13,083		77 Bank Ltd	$91
3,304,570		ABN AMRO Holding NV	96,379
4,948		Allied Irish Banks plc	132
2,286		Alpha Bank S.A.	61
14,001		AmSouth Bancorp	407
4,918		Associated Banc-Corp	160
10,357		Australia & New Zealand Banking Group Ltd	207
1,962		Banca Fideuram S.p.A.	13
106,650		Banca Intesa S.p.A.	702
6,279		Banca Monte dei Paschi di Siena S.p.A.	38
2,410		Banca Popolare di Milano	32
2,016		Banche Popolari Unite Scpa	54
19,193		Banco Bilbao Vizcaya Argentaria S.A.	444
2,028		Banco BPI S.A.	15
12,187		Banco Comercial Portugues S.A.	38
3,321,093		Banco de Oro Universal Bank	2,647
1,334		Banco Espirito Santo S.A.	20
2,174		Banco Popolare di Verona e Novara Scrl	60
4,816		Banco Popular Espanol S.A.	79
33,630		Banco Santander Central Hispano S.A.	532
1,758,687		Bank of America Corp	94,213
8,428		Bank of East Asia Ltd	38
32,489		Bank of Fukuoka Ltd	238
5,520		Bank of Ireland	108
24,039		Bank of Kyoto Ltd	243
119,042		Bank of Montreal	7,199
594,062		Bank of New York Co, Inc	20,947
240,495	e	Bank of Nova Scotia	10,336
29,909		Bank of Okinawa Ltd	1,175
28,970		Bank of the Ryukyus Ltd	600
62,150		Bank of Yokohama Ltd	489
2,651,616		Barclays plc	33,462
992,300		Bayerische Hypo-und Vereinsbank AG.	43,411
25,112	e	BB&T Corp	1,099
307,622		BNP Paribas	33,098
21,030		BOC Hong Kong Holdings Ltd	47
81,773	e	Canadian Imperial Bank of Commerce	6,164
40,275		Capitalia S.p.A.	333
31,635		Chiba Bank Ltd	282
1,147,000	*	China Merchants Bank Co Ltd	1,617
1,278,602		Citigroup, Inc	63,508
5,392		Close Brothers Group plc	103
800		Colonial Bancgroup, Inc	20
40,044		Comerica, Inc	2,279
6,969		Commerce Bancorp, Inc	256
1,884,803		Commerzbank AG.	63,455
7,294		Commonwealth Bank of Australia	249
30,205		Compass Bancshares, Inc	1,721
24,262		Credit Agricole S.A.	1,066
2,383		Danske Bank A/S	94
288,377		DBS Group Holdings Ltd	3,486
23,279		Depfa Bank plc	430
32,695		Deutsche Bank AG.	3,945
3,134		Dexia	81
3,859		DNB NOR Holding ASA	47
1,364		EFG Eurobank Ergasias S.A.	42
1,096		Erste Bank der Oesterreichischen Sparkassen AG.	68
18,379	e	Fifth Third Bancorp	700
28,605	e	First Horizon National Corp	1,087

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
6,628		Fortis	$269
31,700	e	Golden West Financial Corp	2,449
29,160		Gunma Bank Ltd	216
4,389		Hang Seng Bank Ltd	55
553,744		Hokuhoku Financial Group, Inc	2,086
1,514,853		HSBC Holdings plc	27,640
353,686	e	Hudson City Bancorp, Inc	4,686
9,897	e	Huntington Bancshares, Inc	237
88,944	e	ICICI Bank Ltd (ADR)	2,731
23,000	e	IndyMac Bancorp, Inc	947
2,240	*	Investec Plc	22
967	e	Investors Financial Services Corp	42
46,338		Joyo Bank Ltd	275
894,296	e	JPMorgan Chase & Co	41,996
191,509		Julius Baer Holding AG.	19,129
400	*	Jyske Bank	23
450,800		Kasikornbank PCL	804
1,136,931		Kasikornbank PCL	2,088
87,132	e	Keycorp	3,262
67,539		Kookmin Bank	5,325
273,349		Lloyds TSB Group plc	2,761
2,843		M&T Bank Corp	341
9,935		Marshall & Ilsley Corp	479
867,363		Mediobanca S.p.A.	18,918
57,929		Mellon Financial Corp	2,265
6,043	e	Mercantile Bankshares Corp	219
309		Mitsubishi UFJ Financial Group, Inc	3,976
2,641,750		Mitsui Trust Holdings, Inc	30,057
2,596		Mizuho Financial Group. Inc	20,131
9,070		National Australia Bank Ltd	248
35,480	e	National Bank Of Canada	1,936
1,936,574		National Bank of Greece S.A.	83,346
532,978	e	National City Corp	19,507
10,712	e	New York Community Bancorp, Inc	175
19,045		Nishi-Nippon City Bank Ltd	93
12,263		Nordea Bank AB	161
59,628		North Fork Bancorporation, Inc	1,708
648,654	e	Northern Trust Corp	37,901
28,322		OKO Bank	452
693,026		Oversea-Chinese Banking Corp	2,858
1,262		Piraeus Bank S.A.	33
100,700		PNC Financial Services Group, Inc	7,295
8,433,500		PT Bank Mandiri Persero Tbk	2,126
238		Raiffeisen International Bank Holding AG.	25
21,852	e	Regions Financial Corp	804
199		Resona Holdings, Inc	596
320,456	e	Royal Bank of Canada	14,194
2,224	*	Royal Bank Of Canada	99
1,509,318		Royal Bank of Scotland Group plc	51,969
8,893		Sanpaolo IMI S.p.A.	188
2		Sapporo Hokuyo Holdings, Inc	22
7,325,253		Shinsei Bank Ltd	44,649
35,727		Shizuoka Bank Ltd	388
2,654		Skandinaviska Enskilda Banken AB (A Shs)	71
395,471		Societe Generale (A Shs)	62,936
21,166	e	Sovereign Bancorp, Inc	455
31,593		State Street Corp	1,971
3,734		Sumitomo Mitsui Financial Group, Inc	39,197
2,531,887		Sumitomo Trust & Banking Co Ltd	26,492

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
185,446		SunTrust Banks, Inc	$14,331
7,738		Suruga Bank Ltd	97
3,012		Svenska Handelsbanken AB (A Shs)	81
420		Sydbank A/S	15
35,661	e	Synovus Financial Corp	1,047
2,168	e	TCF Financial Corp	57
7,624	e	TD Banknorth, Inc	220
359,145	*	UBS A.G.	21,484
2,643,223		UniCredito Italiano S.p.A	21,937
2,362		UnionBanCal Corp	144
1,975,467		United Overseas Bank Ltd	20,274
550,832	e	US Bancorp	18,299
340,267	e	Wachovia Corp	18,987
313,595	e	Washington Mutual, Inc	13,632
2,778,516	e	Wells Fargo & Co	100,527
10,366		Westpac Banking Corp	175
1,027		Wing Hang Bank Ltd	10
3,798	e	Zions Bancorporation	303
		TOTAL DEPOSITORY INSTITUTIONS	1,326,791

EATING AND DRINKING PLACES - 0.58%
40,100		Aramark Corp (Class B)	1,318
679		Autogrill S.p.A.	11
654,185		Brinker International, Inc	26,226
6,314,113		Compass Group plc	31,713
47,777		Darden Restaurants, Inc	2,029
26,000	e	Domino's Pizza, Inc	667
15,261		Enterprise Inns plc	301
360,723		McDonald's Corp	14,111
35,162		Mitchells & Butlers plc	388
25,430		Onex Corp	569
10,461		Punch Taverns plc	190
540		Sodexho Alliance S.A.	30
29,563	e*	Starbucks Corp	1,007
3,366	e	Wendy's International, Inc	226
14,038		Whitbread plc	340
58,019		Yum! Brands, Inc	3,020
		TOTAL EATING AND DRINKING PLACES	82,146

EDUCATIONAL SERVICES - 0.01%
891	*	Apollo Group, Inc (Class A)	44
2,582		Benesse Corp	96
63,676		CAE, Inc	543
1,380	e*	Career Education Corp	31
		TOTAL EDUCATIONAL SERVICES	714

ELECTRIC, GAS, AND SANITARY SERVICES - 3.15%
76,360	e*	AES Corp	1,557
1,747	*	Alinta Ltd	15
96,100	*	Allegheny Energy, Inc	3,860
78,200	e	Alliant Energy Corp	2,794
1,247		Ameren Corp	66
2,325	e	American Electric Power Co, Inc	85
900		Aqua America, Inc	20
2,584		Australian Gas Light Co Ltd	41
295,728		Caltex Australia Ltd	5,268
4,389	e	Centerpoint Energy, Inc	63
95,277		Centrica plc	580
13,461		Chubu Electric Power Co, Inc	350

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
5,126,739		CLP Holdings Ltd	$31,061
2,578		Consolidated Edison, Inc	119
18,053		Constellation Energy Group, Inc	1,069
2,014		Contact Energy Ltd	9
51,531	e	Dominion Resources, Inc	3,942
2,685	e	DTE Energy Co	111
37,490		Duke Energy Corp	1,132
47,251		Edison International	1,968
3,996	e	El Paso Corp	55
2,939		Electric Power Development Co	105
71,533	*	Enbridge, Inc	2,308
2,610,969		Endesa S.A.	111,079
24,409		Enel S.p.A.	223
11,383		Energias de Portugal S.A.	49
999	e	Energy East Corp	24
154,485		Entergy Corp	12,085
177,597	e	Exelon Corp	10,752
2,555,202		First Philippine Holdings Corp	2,546
207,891	e	FirstEnergy Corp	11,613
22,300		Fortis, Inc	488
3,840,381		Fortum Oyj	102,315
62,711	e	FPL Group, Inc	2,822
1,014		Gas Natural SDG S.A.	37
1,114		Gaz de France	44
1,103		Hokkaido Electric Power Co, Inc	27
21,155		Hong Kong & China Gas Ltd	50
13,957		Hong Kong Electric Holdings Ltd	65
4,593		Iberdrola S.A.	206
23,663		International Power plc	139
13,053		Kansai Electric Power Co, Inc	301
2,109		Kelda Group plc	34
2,266	e	KeySpan Corp	93
640	e	Kinder Morgan, Inc	67
2,160		Kyushu Electric Power Co, Inc	51
76,409		National Grid plc	955
1,633		NiSource, Inc	36
52,375	e*	NRG Energy, Inc	2,373
514		Oest Elektrizitatswirts	25
33,000		Okinawa Electric Power Co, Inc	1,939
12,125		Osaka Gas Co Ltd	42
1,084	e	Pepco Holdings, Inc	26
9,799	e	PG&E Corp	408
1,287	e	Pinnacle West Capital Corp	58
104,370		PPL Corp	3,434
1,451	e	Progress Energy, Inc	66
31,087		Public Service Enterprise Group, Inc	1,902
1,243		Puma AG. Rudolf Dassler Sport	424
58,083		Questar Corp	4,749
539,466		Red Electrica de Espana	20,939
2,110	e*	Reliant Energy, Inc	26
105,301	e	Republic Services, Inc	4,234
23,575		RWE AG.	2,175
657		SCANA Corp	26
21,259		Scottish & Southern Energy plc	525
47,110		Scottish Power plc	575
134,950		SembCorp Industries Ltd	285
1,458,467	e	Sempra Energy	73,288
2,006	*	Severn Trent plc	50
6,524		Snam Rete Gas S.p.A.	32

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
395		Sociedad General de Aguas de Barcelona S.A.	$13
1,165,311	*	Sojitz Holdings Corp	3,788
4,225	e	Southern Co	146
5,825		Suez S.A.	256
711,400		Tenaga Nasional Bhd	1,871
3,463		Tohoku Electric Power Co, Inc	76
34,828		Tokyo Electric Power Co, Inc	1,002
12,838		Tokyo Gas Co Ltd	64
43,009		TransAlta Corp	913
72,956		TXU Corp	4,561
776		Union Fenosa S.A.	40
5,019		United Utilities plc	66
2,874		Vector Ltd	4
1,650		Veolia Environnement	100
44,992		Williams Cos, Inc	1,074
25,245	e	Wisconsin Energy Corp	1,089
10,287	e	Xcel Energy, Inc	212
472,000		Xinao Gas Holdings Ltd	485
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	446,040

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.52%
20,000	e	Acuity Brands, Inc	908
842	e*	ADC Telecommunications, Inc	13
3,135,540	e*	Advanced Micro Devices, Inc	77,918
2,725,801		Advanced Semiconductor Engineering, Inc	2,532
21,374		Alcatel S.A.	261
11,114		Alps Electric Co Ltd	116
15,140	*	Altera Corp	278
3,204		American Power Conversion Corp	70
6,253	e	Amphenol Corp (Class A)	387
16,236		Analog Devices, Inc	477
56,649		ARM Holdings plc	125
847,000		Asustek Computer, Inc	1,988
61,872	*	ATI Technologies, Inc	1,323
204,750		Avex Group Holdings, Inc	4,325
900	e*	Avnet, Inc	18
72		Bang & Olufsen A/S	8
75		Barco NV	7
80,304	e*	Broadcom Corp (Class A)	2,436
48,308	*	Celestica, Inc	518
3,839,098	*	Chartered Semiconductor Manufacturing Ltd	2,925
4,952,473	*	Cisco Systems, Inc	113,907
1,222	e*	Comverse Technology, Inc	26
72,770		Cooper Industries Ltd (Class A)	6,201
855	*	CSR plc	13
20,733		Dainippon Screen Manufacturing Co Ltd	189
28,592		E.ON AG.	3,389
1,814		Electrolux AB (Series B)	29
6,523		Emerson Electric Co	547
33,248		EMI Group plc	166
710	e*	Energizer Holdings, Inc	51
17,064,261		Ericsson (LM) (B Shs)	59,146
156,700	e*	Fairchild Semiconductor International, Inc	2,930
47,064		Fanuc Ltd	3,673
2,891		Fisher & Paykel Appliances Holdings Ltd	7
3,452		Fisher & Paykel Healthcare Corp	9
24,613	e*	Flextronics International Ltd	311
12,000	*	Foxconn International Holdings Ltd	37
856,200	e*	Freescale Semiconductor, Inc	32,578

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
26,600	*	Freescale Semiconductor, Inc (Class B)	$1,011
8,822		Fuji Electric Holdings Co Ltd	45
1,136		Gamesa Corp Tecnologica S.A.	25
22,680	e	Garmin Ltd	1,106
8	*	Gemalto NV	-	^
306		Germanos S.A.	7
1,773		Harman International Industries, Inc	148
3,263		Hirose Electric Co Ltd	432
500		Hitachi High-Technologies Corp	14
202,548		Hitachi Ltd	1,181
450,504	e	Honeywell International, Inc	18,426
108,275		Horiba Ltd	3,300
209,434		Hoya Corp	7,890
143,107	*	Hynix Semiconductor, Inc	5,641
108,008		Ibiden Co Ltd	5,706
61,635	*	Infineon Technologies AG.	731
366,688	e*	Infineon Technologies AG. (ADR)	4,338
1,180,763		Intel Corp	24,288
800	e	Intersil Corp (Class A)	20
1,029		Intracom S.A.	7
1,202,165	e*	JDS Uniphase Corp	2,633
7,151		Koninklijke Philips Electronics NV	251
1,280		Kudelski S.A.	38
11,438		Kyocera Corp	979
1,113,626		L-3 Communications Holdings, Inc	87,230
8,500	e	Lincoln Electric Holdings, Inc	463
16,195	e	Linear Technology Corp	504
17,471	e*	LSI Logic Corp	144
1,149,263	e*	Lucent Technologies, Inc	2,689
4,230		Mabuchi Motor Co Ltd	259
74,452	*	Marvell Technology Group Ltd	1,442
458,296		Matsushita Electric Industrial Co Ltd	9,699
8,956		Matsushita Electric Works Ltd	95
14,639		Maxim Integrated Products, Inc	411
36,500	*	MEMC Electronic Materials, Inc	1,337
9,764	e	Microchip Technology, Inc	317
262,071	*	Micron Technology, Inc	4,560
1,172		Micronas Semiconductor Holdings, Inc	26
2,900		Minebea Co Ltd	16
66,661		Mitsubishi Electric Corp	562
5,229,137		Motorola, Inc	130,728
12,156		Murata Manufacturing Co Ltd	844
125,436	e	National Semiconductor Corp	2,952
1,617		NEC Electronics Corp	56
2,185,373	*	Network Appliance, Inc	80,881
59,988		NGK Spark Plug Co Ltd	1,191
5,606		Nidec Corp	423
177,700		Nihon Unisys Ltd	3,182
15,639		Nitto Denko Corp	927
131		NKT Holding A/S	10
1,168,518		Nokia Oyj	23,204
1,002,702	*	Nortel Networks Corp	2,288
68,959	e*	Novellus Systems, Inc	1,907
46,232	*	Nvidia Corp	1,368
18,811		Omron Corp	462
1,291		Pioneer Corp	23
8,349	*	QLogic Corp	158
304,844		Qualcomm, Inc	11,081
3,670	e	RadioShack Corp	71

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
35,995	*	Research In Motion Ltd	$3,690
48,595		Ricoh Co Ltd	967
305		Rinnai Corp	9
20,618	e	Rockwell Collins, Inc	1,131
6,044		Rohm Co Ltd	561
7,386		Samsung Electronics Co Ltd	5,183
12,434		Sanken Electric Co Ltd	161
23,988	e*	Sanmina-SCI Corp	90
36,755	*	Sanyo Electric Co Ltd	75
351		Schindler Holding AG.	18
1,311		Schneider Electric S.A.	146
39,803		Sharp Corp	682
500		Shinko Electric Industries	14
66,041	e*	Sirius Satellite Radio, Inc	258
40,088		Sony Corp	1,622
68,935		Stanley Electric Co Ltd	1,424
444,169	*	STATS ChipPAC Ltd	273
27,824		STMicroelectronics NV	482
1,126,450		Sumco Corp	83,441
75,970	e*	Suntech Power Holdings Co Ltd (ADR)	1,962
18,601		Taiyo Yuden Co Ltd	279
920		Tandberg ASA	10
6,666		TDK Corp	534
50,200		Teleflex, Inc	2,793
41,518	*	Tellabs, Inc	455
8,006		Terna S.p.A.	23
1,331,461	e	Texas Instruments, Inc	44,271
1,801		Thomson	28
653		Uniden Corp	7
784		Ushio, Inc	17
2,138		Valeo S.A.	76
104,590		Venture Corp Ltd	830
42,281		Vivendi Universal S.A.	1,524
1,180	e	Whirlpool Corp	99
15,165	e	Xilinx, Inc	333
256	*	Yageo Corp	-	^
6,384		Yaskawa Electric Corp	63
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	923,100

ENGINEERING AND MANAGEMENT SERVICES - 0.15%
13,833		Amec plc	93
600	e*	Amylin Pharmaceuticals, Inc	26
3,671		Capita Group plc	38
73,451	e*	Celgene Corp	3,180
300	e	Corporate Executive Board Co	27
1,963		Downer EDI Ltd	9
34,641	e	Fluor Corp	2,664
387		Fugro NV	16
400	*	Jacobs Engineering Group, Inc	30
8,142		JGC Corp	136
302		Meitec Corp	9
25,768		Moody's Corp	1,685
1,164		Nichii Gakkan Co	18
19,474		Paychex, Inc	718
3,565,876		QinetiQ plc	11,617
7,455	e	Quest Diagnostics, Inc	456
1,125		SBM Offshore NV	31
3,126		Serco Group plc	22
35,115		SNC-Lavalin Group, Inc	904

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
957		WorleyParsons Ltd	$12
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	21,691

FABRICATED METAL PRODUCTS - 0.14%
594,272		Amcor Ltd	3,291
2,602		Ball Corp	105
15,955		Bharat Heavy Electricals	833
305,400	*	Crown Holdings, Inc	5,680
36		Geberit AG.	44
1,934		Hitachi Cable Ltd	9
191,802	e	Illinois Tool Works, Inc	8,612
11,039		JS Group Corp	231
1,409		Pentair, Inc	37
25,000	*	Praktiker Bau- und Heimwerkermaerkte AG	828
24,684		Rexam plc	264
2,612		Sanwa Shutter Corp	15
1,059		Ssab Svenskt Stal AB	20
484		Ssab Svenskt Stal AB	9
6,389		Toyo Seikan Kaisha Ltd	122
		TOTAL FABRICATED METAL PRODUCTS	20,100

FOOD AND KINDRED PRODUCTS - 3.31%
41,337		Ajinomoto Co, Inc	445
150,380		Anheuser-Busch Cos, Inc	7,145
108,194		Archer Daniels Midland Co	4,098
1,429		Ariake Japan Co Ltd	29
16,884		Asahi Breweries Ltd	246
2,874		Bunge Ltd	167
2,138		C&C Group plc	29
118,713		Cadbury Schweppes plc	1,264
83,671	e	Campbell Soup Co	3,054
849		Carlsberg A/S (Class B)	71
3,131		Coca Cola Hellenic Bottling Co S.A.	108
3,493		Coca-Cola Amatil Ltd	17
484,548		Coca-Cola Co	21,650
167,800		Coca-Cola Enterprises, Inc	3,495
6,971		Coca-Cola West Japan Co Ltd	139
15,489		ConAgra Foods, Inc	379
13,449	e*	Constellation Brands, Inc (Class A)	387
15,566	*	Cott Corp	266
818		Danisco A/S	66
7,180,257		Diageo plc	126,843
217		East Asiatic Co Ltd A.S.	10
565		Ebro Puleva S.A.	12
712,814		General Mills, Inc	40,345
42		Givaudan S.A.	34
1,797		Greencore Group plc	9
7,478		Groupe Danone	1,050
40,809	e	H.J. Heinz Co	1,711
970,511		Heineken NV	44,390
4,628		Hershey Co	247
15,000	e	Hormel Foods Corp	540
6,690		House Foods Corp	110
712		Iaws Group plc	13
1,030		InBev NV	57
213,954		Ito En Ltd	7,372
43,823		J Sainsbury plc	308
14,252,776		JG Summit Holdings	1,704
15,944		Kaneka Corp	151

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
9,118		Katokichi Co Ltd	$74
1,631,542	e	Kellogg Co	80,794
874		Kerry Group plc (Class A)	21
21,795		Kikkoman Corp	254
53,902		Kirin Brewery Co Ltd	720
42,448	e	Kraft Foods, Inc (Class A)	1,514
1,960		Lion Nathan Ltd	12
26,759	e	McCormick & Co, Inc	1,016
15,630		Meiji Dairies Corp	106
17,763		Meiji Seika Kaisha Ltd	90
57	*	Molson Coors Brewing Co (Class B)	4
149,845		Nestle S.A.	52,247
15,264		Nichirei Corp	81
7,357		Nippon Meat Packers, Inc	83
24,589		Nisshin Seifun Group, Inc	256
15,071		Nissin Food Products Co Ltd	480
416,737		Oenon Holdings, Inc	1,545
234,500		Olam International Ltd	251
61,000	e	Pepsi Bottling Group, Inc	2,166
527,849		PepsiCo, Inc	34,447
1,970		Pernod-Ricard S.A.	410
3,077,884		Petra Foods Ltd	3,120
28,873		Q.P. Corp	273
281,858		Royal Numico NV	12,688
45,041		Sampo Oyj (A Shs)	939
12,855		Sapporo Holdings Ltd	61
9,404		Saputo, Inc	305
93,716		Sara Lee Corp	1,506
64,134		Scottish & Newcastle plc	684
22,026		Suedzucker AG.	544
5,693		Swire Pacific Ltd (A Shs)	59
2,692		Takara Holdings, Inc	16
44,831		Tata TEA Ltd	732
20,290		Tate & Lyle plc	273
3,377		Toyo Suisan Kaisha Ltd	49
8,618	e	Tyson Foods, Inc (Class A)	137
6,934,382		Universal Robina Corp	2,487
5,184		Want Want Holdings Ltd	8
1,245	e	Wrigley (Wm.) Jr Co	57
4,326		Yakult Honsha Co Ltd	127
5,918		Yamazaki Baking Co Ltd	57
		TOTAL FOOD AND KINDRED PRODUCTS	468,654

FOOD STORES - 0.91%
30,000		Alimentation Couche Tard, Inc	640
15,393		Carrefour S.A.	973
6,712		Coles Myer Ltd	72
107		Colruyt S.A.	18
430		Delhaize Group	36
2,555		FamilyMart Co Ltd	70
11,104		George Weston Ltd	705
7,072	*	Goodman Fielder Ltd	11
434		Jeronimo Martins SGPS S.A.	8
434		Kesko Oyj (B Shares)	18
8,814	*	Koninklijke Ahold NV	94
413,796	e	Kroger Co	9,575
2,390		Lawson, Inc	84
24,757		Loblaw Cos Ltd	1,049
30,536		Seven & I Holdings Co Ltd	982

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
5,337		Sonae SPGS S.A.	$9
2,477,435		Supervalu, Inc	73,456
5,987,957		Tesco plc	40,361
186		Valora Holding AG.	43
3,442	e	Whole Foods Market, Inc	205
6,655		Woolworths Ltd	100
		TOTAL FOOD STORES	128,509

FORESTRY - 0.02%
16,103	*	Canfor Corp	161
11,400	e	Rayonier, Inc	431
33,879	e	Weyerhaeuser Co	2,085
		TOTAL FORESTRY	2,677

FURNITURE AND FIXTURES - 0.01%
4,801	e	Hillenbrand Industries, Inc	274
7,187	e	Johnson Controls, Inc	516
3,533	e	Leggett & Platt, Inc	88
7,174	e	Masco Corp	197
3,968		MFI Furniture plc	7
1,261		Neopost S.A.	150
		TOTAL FURNITURE AND FIXTURES	1,232

FURNITURE AND HOME FURNISHINGS STORES - 0.15%
8,940	*	Bed Bath & Beyond, Inc	342
17,150		Best Buy Co, Inc	919
17,100	e	Circuit City Stores, Inc	429
83,726		DSG International plc	343
3,528		Harvey Norman Holdings Ltd	9
45,455		Kesa Electricals plc	277
22,225	e*	Mohawk Industries, Inc	1,655
78,555		Nitori Co Ltd	3,558
2,491		Shimachu Co Ltd	73
3,981		Williams-Sonoma, Inc	129
134,391		Yamada Denki Co Ltd	13,470
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	21,204

GENERAL BUILDING CONTRACTORS - 1.01%
5,505		Balfour Beatty plc	42
20,615		Barratt Developments plc	411
29,600	e	Beazer Homes USA, Inc	1,156
11,156		Bellway plc	269
4,315	*	Berkeley Group Holdings plc	109
245		Bilfinger Berger AG.	15
5,514	e	Centex Corp	290
4,092,747		Cheung Kong Infrastructure Holdings Ltd	12,529
3,041		CRH plc	103
3,343		Daito Trust Construction Co Ltd	181
24,014		Daiwa House Industry Co Ltd	416
11,718	e	DR Horton, Inc	281
3,161		Fletcher Building Ltd	18
25,715		George Wimpey plc	249
1,353,398	*	Haseko Corp	4,663
799		Hellenic Technodomiki Tev S.A.	8
710,298		Hochtief AG.	44,467
1,690,469		IJM Corp Bhd	2,842
637		Imerys S.A.	53
36,104		Kajima Corp	165
10,815	e	KB Home	474

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
150,584		Keppel Land Ltd	$470
927		Leighton Holdings Ltd	13
2,397		Lend Lease Corp Ltd	29
52,392	e	Lennar Corp (Class A)	2,371
685	e*	NVR, Inc	366
25,977		Obayashi Corp	183
15,797		Persimmon plc	396
9,026		Pulte Homes, Inc	288
22,260		Sekisui Chemical Co Ltd	188
31,826		Sekisui House Ltd	481
2,302,000		Shanghai Forte Land Co	804
23,452		Shimizu Corp	134
1,717,738		Skanska AB (B Shs)	29,066
37,136		Taisei Corp	133
5,680,485		Taylor Woodrow plc	37,731
914		Technical Olympic S.A.	3
392		Titan Cement Co S.A.	19
8,844		Toda Corp	41
62,870	e*	Toll Brothers, Inc	1,765
14,442		YIT OYJ	335
		TOTAL GENERAL BUILDING CONTRACTORS	143,557

GENERAL MERCHANDISE STORES - 1.07%
107,301		Aeon Co Ltd	2,630
103,000	e*	Big Lots, Inc	2,040
224,596	e	Costco Wholesale Corp	11,158
8,545		Daimaru, Inc	106
7,347	e	Dollar General Corp	100
2,350	e	Family Dollar Stores, Inc	69
101,458		Federated Department Stores, Inc	4,384
43,529		GUS plc	787
3,973		Hankyu Department Stores, Inc	34
309,113		Isetan Co Ltd	5,215
83,303	e	JC Penney Co, Inc	5,697
17,386		Keio Electric Railway Co Ltd	116
45,914		Kintetsu Corp	144
81,480		Marks & Spencer Group plc	980
19,909		Marui Co Ltd	291
18,191		Mitsukoshi Ltd	82
434,943		Pinault-Printemps-Redoute S.A.	64,474
6,047		Shinsegae Co Ltd	3,131
13,162		Takashimaya Co Ltd	167
34,359		Target Corp	1,898
381,940		TJX Cos, Inc	10,706
698,051		Tokyu Corp	4,798
2,220		UNY Co Ltd	29
649,858		Wal-Mart Stores, Inc	32,051
1,580		Warehouse Group Ltd	7
		TOTAL GENERAL MERCHANDISE STORES	151,094

HEALTH SERVICES - 2.69%
1,590,810		AmerisourceBergen Corp	71,905
42,229	*	Capio AB	965
18,964	e	Caremark Rx, Inc	1,075
18,026		Cigna Corp	2,097
223		Coloplast A/S (B Shs)	18
600	*	Community Health Systems, Inc	22
400	e*	Covance, Inc	27
209,071	*	Coventry Health Care, Inc	10,771

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
501,580	e*	DaVita, Inc	$29,026
4,897		DCA Group Ltd	13
6,897	e*	Express Scripts, Inc	521
119,180		Fraser and Neave Ltd	311
325,518		Fresenius Medical Care AG.	42,285
1,196		Getinge AB (B Shs)	22
52,237	e	HCA, Inc	2,606
1,501,856		Health Management Associates, Inc (Class A)	31,389
16,041,467	e*	Healthsouth Corp	79,566
1,037		Intertek Group plc	15
5,416	*	Laboratory Corp of America Holdings	355
4,474	*	Lincare Holdings, Inc	155
246,153		McKesson Corp	12,977
31,118		MDS, Inc	533
120,479	*	Medco Health Solutions, Inc	7,242
49,005	*	Mindray Medical International Ltd (ADR)	818
3,695,499	e*	Nektar Therapeutics	53,252
93,180	e	Omnicare, Inc	4,015
3,398,193		Parkway Holdings Ltd	5,991
52,300	*	Sierra Health Services, Inc	1,979
1,765		Sonic Healthcare Ltd	17
113		Straumann Holding AG.	24
66,235	e*	Tenet Healthcare Corp	539
18,383	*	Triad Hospitals, Inc	809
244,206	*	WellPoint, Inc	18,816
		TOTAL HEALTH SERVICES	380,156

HEAVY CONSTRUCTION, EXCEPT BUILDING - 1.29%
1,293		Abertis Infraestructuras S.A.	34
1,398		ACS Actividades Cons y Servicios S.A.	66
16,611		Bouygues S.A.	888
374,736		Chiyoda Corp	7,328
305		Fomento de Construcciones y Contratas S.A.	24
32,000	e	Granite Construction, Inc	1,707
357		Grupo Ferrovial S.A.	29
4,190		Multiplex Group	11
15,966		Nishimatsu Construction Co Ltd	60
9,403		Okumura Corp	52
1,000,000	*	Tecnicas Reunidas S.A.	30,611
5,593		Transurban Group	30
1,267,391		Vinci S.A.	141,105
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	181,945

HOLDING AND OTHER INVESTMENT OFFICES - 2.00%
27,217	*	3i Group Plc	477
6,115	e	Allied Capital Corp	185
500		AMB Property Corp	28
31,911		Amvescap plc	347
10,719	e	Apartment Investment & Management Co (Class A)	583
21,100		ARC Energy Trust	514
25,329	e	Archstone-Smith Trust	1,379
13,698	e	AvalonBay Communities, Inc	1,649
35,074	e	Boston Properties, Inc	3,625
83,350		Brookfield Asset Management, Inc	3,685
12,700	e	Camden Property Trust	965
281,486		CapitaMall Trust	450
9,012		CFS Gandel Retail Trust	14
333	*	CFS Retail Property Trust	-	^
572		China Merchants Holdings International Co Ltd	2

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
18,204	*	CI Financial Income Fund	$485
1,417		Collins Stewart Tullett plc	23
9,707		Commonwealth Property Office Fund	10
709	e	Crescent Real Estate Equities Co	15
2,017		Developers Diversified Realty Corp	112
857		Duke Realty Corp	32
24,675	e	Equity Office Properties Trust	981
95,530	e	Equity Residential	4,832
513		Fabege AB	11
300	e	Federal Realty Investment Trust	22
6,620	e	General Growth Properties, Inc	315
1,330,000		GOME Electrical Appliances Holdings Ltd	1,079
10,978		GPT Group	38
16,821		Great Portland Estates plc	191
418		Groupe Bruxelles Lambert S.A.	45
575	*	Groupe Bruxelles Lambert S.A.	-	^
1,364		Health Care Property Investors, Inc	42
84,745	e	Host Marriott Corp	1,943
671	e	Hugoton Royalty Trust	18
1,853	*	Immoeast Immobilien Anlagen AG.	23
5,795		ING Industrial Fund	10
208,900		iShares MSCI Japan Index Fund	2,829
701		iStar Financial, Inc	29
1,476		Jafco Co Ltd	74
22		Japan Prime Realty Investment Corp	66
39		Japan Real Estate Investment Corp	330
40		Japan Retail Fund Investment Corp	295
21,880		JFE Holdings, Inc	858
37,736	e	Kimco Realty Corp	1,618
8,146		Kiwi Income Property Trust	7
371,280	*	K-REIT Asia	416
1,083,465		Land Securities Group plc	39,923
1,229	e	Liberty Property Trust	59
12,567		Link Real Estate Investment Trust	26
1,069	e	Macerich Co	82
12,300	e	Mack-Cali Realty Corp	637
2,108		Macquarie Communications Infrastructure Group	10
14,011		Macquarie Infrastructure Group	33
12,773		Macquarie Office Trust	14
2,344,915	*	Man Group Plc	19,669
1,035	*	Meinl European Land Ltd	23
45		Nippon Building Fund, Inc	457
2,500	*	Nippon Commerical Investment Corp	10,095
645		Nobel Biocare Holding AG.	159
10,976		Noble Group Ltd	7
12		Nomura Real Estate Office Fund, Inc	96
5,008,559		NTL, Inc	127,368
8		NTT Urban Development Corp	64
50,576		Plum Creek Timber Co, Inc	1,722
17,300		PrimeWest Energy Trust	423
34,367	e	Prologis	1,961
347		PSP Swiss Property AG.	18
16,529,563		PT Summarecon Agung Tbk	1,971
31,880	e	Public Storage, Inc	2,741
16,704,443		RAB Capital plc	28,149
1,496	*	Realogy Corp	34
500		Reckson Associates Realty Corp	21
400		Regency Centers Corp	28
353		Rodamco Europe NV	41

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
665		Sacyr Vallehermoso S.A.	$30
25,146		SCOR	61
83,468	e	Simon Property Group, Inc	7,564
5,700	e	SL Green Realty Corp	637
30,310		Softbank Corp	627
360,556		Suntec Real Estate Investment Trust	336
24,000	e	Taubman Centers, Inc	1,066
900	e	United Dominion Realty Trust, Inc	27
52,448	e	Vornado Realty Trust	5,717
7,827		Wharf Holdings Ltd	27
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	282,575

HOTELS AND OTHER LODGING PLACES - 1.14%
1,554,373		Accor S.A.	105,943
3,962,000	*	Banyan Tree Holdings Ltd	2,120
15,800	e	Choice Hotels International, Inc	646
5,378		Four Seasons Hotels, Inc	344
501,096		Genting Bhd	3,275
164,824		Hilton Hotels Corp	4,590
11,761,868		Hongkong & Shanghai Hotels	14,946
30,436		Indian Hotels Co Ltd	918
14,669		Intercontinental Hotels Group plc	257
10,477		Intrawest Corp	361
18,700	e*	Las Vegas Sands Corp	1,278
11,893		Marriott International, Inc (Class A)	460
3,052	e*	MGM Mirage	121
9,551,538		Minor International PCL	2,428
439		NH Hoteles S.A.	9
1,746,950		Shangri-La Asia Ltd	3,884
6,892		Starwood Hotels & Resorts Worldwide, Inc	394
400	e	Station Casinos, Inc	23
209,237		United Overseas Land Ltd	461
1,157	*	Wyndham Worldwide Corp	32
283,218	e*	Wynn Resorts Ltd	19,262
		TOTAL HOTELS AND OTHER LODGING PLACES	161,752

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.49%
22,231		3M Co	1,654
64,949		ABB Ltd	854
633		Alfa Laval AB	21
3,219	*	Alstom RGPT	291
13,498		Amada Co Ltd	136
503		Amano Corp	6
120,273	e	American Standard Cos, Inc	5,048
65		Andritz AG.	10
1,521,686	*	Apple Computer, Inc	117,215
68,152	e	Applied Materials, Inc	1,208
146,100		ARRK Corp	1,918
1,492		ASM Pacific Technology Ltd	8
4,563	*	ASML Holding NV	107
380,000		Atlas Copco AB (A Shares)	9,982
3,862		Atlas Copco AB (B Shares)	97
1,942	e	Black & Decker Corp	154
227,554		Canon, Inc	11,867
6,394		Casio Computer Co Ltd	129
70,391	e	Caterpillar, Inc	4,632
3,936	e	CDW Corp	243
1,101	*	Charter plc	18
2,563		Citizen Watch Co Ltd	21

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
31,400	e	Cummins, Inc	$3,744
500		Daifuku Co Ltd	6
8,405		Daikin Industries Ltd	249
6,242	e	Deere & Co	524
504,054	*	Dell, Inc	11,513
20,238		Dover Corp	960
49,376	e	Eaton Corp	3,400
10,890		Ebara Corp	39
254,522	*	EMC Corp	3,049
61,000	e*	Emulex Corp	1,108
3,889		FKI plc	7
400	*	FMC Technologies, Inc	21
271,428		Fuji Photo Film Co Ltd	9,904
5,082,117	d	General Electric Co	179,399
2,705		Glory Ltd	52
148,550	*	GMR Infrastructure Ltd	762
800	e*	Grant Prideco, Inc	30
8,749		Heidelberger Druckmaschinen	361
2,891,462		Hewlett-Packard Co	106,088
868		Hikari Tsushin, Inc	45
3,522		Hitachi Construction Machinery Co Ltd	79
1,814	*	Husqvarna AB	21
2,283		IMI plc	22
3,114		Ingersoll-Rand Co Ltd	118
511,229		International Business Machines Corp	41,890
43,330	e	International Game Technology	1,798
427,114		Ishikawajima-Harima Heavy Industries Co Ltd	1,305
1,965		Itochu Techno-Science Corp	100
7,175		Jabil Circuit, Inc	205
957,737		Japan Steel Works Ltd	6,551
11,200		Joy Global, Inc	421
36,481		Komatsu Ltd	630
686		Komori Corp	14
38,342		Konica Minolta Holdings, Inc	513
44,546		Kubota Corp	366
821		Kurita Water Industries Ltd	16
19,700	*	Lam Research Corp	893
339,000	v*	Lee Kee Holdings Ltd	116
78,050	e*	Lexmark International, Inc	4,500
1,466	*	Logitech International S.A.	32
2,371		Makita Corp	70
4,636		Meggitt plc	27
10,721		Metso Oyj	395
126,506		Mitsubishi Heavy Industries Ltd	524
430,565		Mitsui & Co Ltd	5,475
26,875		Mitsui Engineering & Shipbuilding Co Ltd	87
15,441		Mitsumi Electric Co Ltd	213
122,537		Modec, Inc	2,542
5,948		NTN Corp	47
586		OCE NV	9
1,200	*	Ocean RIG ASA	7
22,368		Oki Electric Industry Co Ltd	50
1,000		Okuma Holdings, Inc	9
600		OSG Corp	9
86,766		Pall Corp	2,673
58,776	e	Parker Hannifin Corp	4,569
240		Rheinmetall AG.	17
31,206		Rockwell Automation, Inc	1,813
27,694		Safran S.A.	560

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
40,403	e*	SanDisk Corp	$2,163
5,735		Sandvik AB	66
1,800		Scania AB	107
104,907	e	Seagate Technology, Inc	2,422
26,262	v*	Seagate Technology, Inc	-	^
8,973		Seiko Epson Corp	245
41		SIG Holding AG.	12
2,291		SKF AB	34
1,688		SMC Corp	223
9,195	e	Smith International, Inc	357
242		Solarworld AG.	13
43,587	e*	Solectron Corp	142
1,279		SPX Corp	68
1,006		Stanley Works	50
124		Sulzer AG.	99
208,821		Sumitomo Heavy Industries Ltd	1,748
9,844	e	Symbol Technologies, Inc	146
116,066		Technip S.A.	6,597
13,135		Techtronic Industries Co	19
20,600	*	Terex Corp	932
898		THK Co Ltd	21
832,181		Tokyo Electron Ltd	61,502
200		Tokyo Seimitsu Co Ltd	10
1,191		Tomra Systems ASA	7
160,542		Toshiba Corp	1,041
7,362		Toyota Tsusho Corp	194
42	*	Unaxis Holding AG.	14
7,548	e*	Varian Medical Systems, Inc	403
1,079	*	Vestas Wind Systems A/S	29
6,043		Wartsila Oyj (Series B)	245
1,500	*	Western Digital Corp	27
3,584		Wincor Nixdorf AG.	521
22,933		Yokogawa Electric Corp	301
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	635,324

INSTRUMENTS AND RELATED PRODUCTS - 2.26%
7,842		Advantest Corp	389
179,273	*	Agilent Technologies, Inc	5,860
14,242		Anritsu Corp	76
93,844	e	Applera Corp (Applied Biosystems Group)	3,107
10,000	*	Armor Holdings, Inc	573
132,458		BAE Systems plc	980
6,275	e	Bard (C.R.), Inc	471
2,101	e	Bausch & Lomb, Inc	105
115,387		Baxter International, Inc	5,245
2,931	e	Beckman Coulter, Inc	169
79,384		Becton Dickinson & Co	5,610
12,985	e	Biomet, Inc	418
55,786	*	Boston Scientific Corp	825
366		Cochlear Ltd	14
1,813		Cooper Cos, Inc	97
111,448	e	Danaher Corp	7,653
11,094	e	Dentsply International, Inc	334
90,000	*	Eagle Test Systems, Inc	1,487
87,358	e	Eastman Kodak Co	1,957
4,305		Elekta AB	81
1,779,222		Finmeccanica S.p.A.	39,731
17,935	*	Fisher Scientific International, Inc	1,403
27,720	*	Invensys Plc	108

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
1,266,379		Johnson & Johnson	$82,239
18,321		Keyence Corp	4,219
97,425	e	Kla-Tencor Corp	4,332
917		Luxottica Group S.p.A.	27
146,402		Medtronic, Inc	6,799
21,900	e*	Mettler-Toledo International, Inc	1,449
400	e*	Millipore Corp	25
64,020		Nikon Corp	1,322
274,174		Nippon Electric Glass Co Ltd	6,046
1,494,910		Olympus Corp	44,041
26,249		PCCW Ltd	16
341		Phonak Holding AG.	22
21,456		Pitney Bowes, Inc	952
5,778	*	Qiagen NV	90
914,680	*	Resmed, Inc	3,681
500		Roper Industries, Inc	22
10,265,864	*	Safilo S.p.A	46,603
74,663		Smith & Nephew plc	687
18,366	*	St. Jude Medical, Inc	648
34,800	e	STERIS Corp	837
11,616	e	Stryker Corp	576
312		Swatch Group AG.	60
330		Synthes, Inc	37
160,711	e*	Teradyne, Inc	2,115
203,612		Terumo Corp	7,722
550,300	e*	Thermo Electron Corp	21,643
21,106	*	Waters Corp	956
239	*	William Demant Holding	18
239,650	*	Xerox Corp	3,729
41,612	*	Zimmer Holdings, Inc	2,809
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	320,415

INSURANCE AGENTS, BROKERS AND SERVICE - 1.05%
209,136		AON Corp	7,083
800	e	Brown & Brown, Inc	24
574,315		FBD Holdings plc	27,455
641,052		Hartford Financial Services Group, Inc	55,611
1,995,583		HBOS plc	39,494
383,748		Marsh & McLennan Cos, Inc	10,803
22,256		MLP AG.	498
439,574		QBE Insurance Group Ltd	8,027
3,133		Suncorp-Metway Ltd	51
6,002		Unipol S.p.A.	18
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	149,064

INSURANCE CARRIERS - 4.27%
2,392		ABC Learning Centres Ltd	11
353,001	e	ACE Ltd	19,320
1,023,000	*	Admiral Group Plc	15,879
32,196		Aegon NV	604
1,670,156		Aetna, Inc	66,055
696,506		Aflac, Inc	31,872
2,395		Alleanza Assicurazioni S.p.A	28
22,716		Allianz AG.	3,931
24,763		Allstate Corp	1,553
3,337		Ambac Financial Group, Inc	276
74,000		American Financial Group, Inc	3,473
405,494		American International Group, Inc	26,868
54,000	*	AMERIGROUP Corp	1,596

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
614,292		AMP Ltd	$4,093
5,473		Assicurazioni Generali S.p.A.	205
113,973		Aviva plc	1,671
1,185,192		AXA Asia Pacific Holdings Ltd	5,742
615,030		AXA S.A.	22,679
94,000	e	Axis Capital Holdings Ltd	3,261
2,306,548		China Life Insurance Co Ltd (H Shs)	4,512
103,217		Chubb Corp	5,363
2,642	e	Cincinnati Financial Corp	127
307		CNP Assurances	30
90		Codan A/S	6
57,400	e*	Conseco, Inc	1,205
717		Corp Mapfre S.A.	15
742,991		Credit Suisse Group	42,989
42,985	e	Everest Re Group Ltd	4,192
3,933	e	Fairfax Financial Holdings Ltd	510
470,487		Fidelity National Financial, Inc	19,596
1,001	e	Fidelity National Title Group, Inc	21
46,500	e	First American Corp	1,969
378,578		Fondiaria-Sai S.p.A	16,605
99,345		Friends Provident plc	360
263,401		Genworth Financial, Inc	9,222
54,880		Great-West Lifeco, Inc	1,478
33,836	e*	Health Net, Inc	1,473
76,300	e*	Humana, Inc	5,043
877,541		ING Groep NV	38,602
9,028		Insurance Australia Group Ltd	36
1,538		Irish Life & Permanent plc	39
1,037		KBC Groep NV	109
1,100		Leucadia National Corp	29
11,310	e	Lincoln National Corp	702
161,100		Loews Corp	6,106
388,910		Manulife Financial Corp	12,526
6,298	e	MBIA, Inc	387
2,207		Mediolanum S.p.A.	16
1,367,369	e	Metlife, Inc	77,502
4,142		MGIC Investment Corp	248
216,000	v	Millea Holdings, Inc	7,506
54,589		Mitsui Sumitomo Insurance Co Ltd	683
12,831		Muenchener Rueckver AG.	2,029
266,313		Old Mutual plc	835
9,623		Old Republic International Corp	213
58,853	e	PartnerRe Ltd	3,977
31,000	*	Philadelphia Consolidated Holding Co	1,233
3,995	e	PMI Group, Inc	175
69,035		Power Corp Of Canada	1,966
53,105		Power Financial Corp	1,612
132,300		Principal Financial Group	7,181
28,077		Progressive Corp	689
122,426	e	Prudential Financial, Inc	9,335
108,583		Prudential plc	1,349
4,138	e	Radian Group, Inc	248
481	e	RenaissanceRe Holdings Ltd	27
22,113		Resolution plc	256
132,392		Royal & Sun Alliance Insurance Group plc	369
2,820	e	Safeco Corp	166
12,972		Samsung Fire & Marine Insurance Co Ltd	1,995
35,709		Sompo Japan Insurance, Inc	468
330,779		St. Paul Travelers Cos, Inc	15,510

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
11,877	*	Standard Life Plc	$60
1,563		Storebrand ASA	17
140,507		Sun Life Financial, Inc	5,764
84,800		Swiss Life Holding	19,836
7,480		Swiss Reinsurance Co	572
80,216		T&D Holdings, Inc	5,806
751	*	Topdanmark A/S	104
797	e	Torchmark Corp	50
181		TrygVesta A.S.	11
285,841		UnitedHealth Group, Inc	14,063
12,520		UnumProvident Corp	243
140,180		W.R. Berkley Corp	4,961
39,000	*	WellCare Health Plans, Inc	2,209
210		Wiener Staedtische Allgemeine Versicherung AG.	13
56,203	e	XL Capital Ltd (Class A)	3,861
44,400	e	Zenith National Insurance Corp	1,771
110,244		Zurich Financial Services AG.	27,088
		TOTAL INSURANCE CARRIERS	604,386

LEATHER AND LEATHER PRODUCTS - 0.03%
16,745		Adidas-Salomon AG.	788
85,287	e*	Coach, Inc	2,934
369		Hermes International	34
7,826		LVMH Moet Hennessy Louis Vuitton S.A.	806
3,584		Yue Yuen Industrial Holdings	11
		TOTAL LEATHER AND LEATHER PRODUCTS	4,573

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00%**
2,002		Brisa-Auto Estradas de Portugal S.A.	22
16,474		ComfortDelgro Corp Ltd	18
17,581		Keihin Electric Express Railway Co Ltd	128
2,772		Keisei Electric Railway Co Ltd	17
268,873		SMRT Corp Ltd	188
42,521		Tobu Railway Co Ltd	215
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	588

LUMBER AND WOOD PRODUCTS - 0.00%**
7,000	e	Louisiana-Pacific Corp	131
328		Nobia AB	11
805	*	Sonae Industria SGPS S.A.	7
		TOTAL LUMBER AND WOOD PRODUCTS	149

METAL MINING - 0.62%
28,709		Agnico-Eagle Mines Ltd	889
6,588		Alumina Ltd	30
212,903		Barrick Gold Corp	6,539
1,145	*	Barrick Gold Corp	35
98,600	*	Bema Gold Corp	434
1,638		Boliden AB	31
93,526		Cameco Corp	3,408
72,600	*	Eldorado Gold Corp	315
14,400		First Quantum Minerals Ltd	673
94,640		Freeport-McMoRan Copper & Gold, Inc (Class A)	5,041
38,888	*	Glamis Gold Ltd	1,529
91,099		Goldcorp, Inc	2,148
1,554		Iluka Resources Ltd	8
167,300		Inco Ltd	12,760
56,197	*	Ivanhoe Mines Ltd	350
83,687	*	Kinross Gold Corp	1,047

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
25,361	*	Meridian Gold, Inc	$628
76,661		MMC Norilsk Nickel (ADR)	9,966
1,882		Newcrest Mining Ltd	32
19,668	e	Newmont Mining Corp	841
898,535		Oxiana Ltd	1,942
2,817	*	Paladin Resources Ltd	10
14,300	*	PAN American Silver Corp	278
34,995	e	Phelps Dodge Corp	2,964
574,900	*	Polyus Gold (ADR)	24,433
1,617		Rio Tinto Ltd	84
45,838		Rio Tinto plc	2,169
200		Sumitomo Titanium Corp	24
48,115		Teck Cominco Ltd (Class B)	3,013
164		Umicore	24
54,700		Yamana Gold, Inc	504
675,480		Zinifex Ltd	5,915
		TOTAL METAL MINING	88,064

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.40%
307		Aderans Co Ltd	8
6,965		Amer Sports Oyj	156
1,093,240		Anglo American plc	45,708
994		Bulgari S.p.A.	13
881	e	Fortune Brands, Inc	66
4,071		Futuris Corp Ltd	6
76,098		Hasbro, Inc	1,731
8,728		Mattel, Inc	172
52,348		Namco Bandai Holdings, Inc	823
1,029		Sankyo Co Ltd	55
269,942		Tyco International Ltd	7,556
7,375		Yamaha Corp	155
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	56,449

MISCELLANEOUS RETAIL - 1.92%
12,376	e*	Amazon.com, Inc	398
67,454	e	Barnes & Noble, Inc	2,559
2,140		Circle K Sunkus Co Ltd	40
270,000		Clas Ohlson AB (B Shs)	5,517
13,662		Compagnie Financiere Richemont AG. (A Shs)	658
3,657,960		CVS Corp	117,494
538		DCC plc	13
607,950		Dickson Concepts International Ltd	609
175,621	e*	Dollar Tree Stores, Inc	5,437
14,357		Douglas Holding AG.	672
500		EDION Corp	9
189		Folli-Follie S.A.	5
16,870		HMV Group plc	51
12,506		Hutchison Whampoa Ltd	110
45		Index Corp	33
30,836		Jean Coutu Group, Inc	328
1,793,137	*	KarstadtQuelle AG.	42,634
1,224,706		Lifestyle International Holdings Ltd	2,421
12,700		Longs Drug Stores Corp	584
362		Matsumotokiyoshi Co Ltd	9
17,457		Michaels Stores, Inc	760
1,632,201		Next plc	57,943
34,343		Nippon Mining Holdings, Inc	243
103,611	*	Office Depot, Inc	4,113
24,000	e	OfficeMax, Inc	978

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
5,285		Origin Energy Ltd	$26
2,847		Pacific Brands Ltd	5
3,292		Petsmart, Inc	91
894		Ryohin Keikaku Co Ltd	63
1,184,000		Sa Sa International Holdings Ltd	416
428		Sanoma-WSOY Oyj	11
38,389	e*	Sears Holdings Corp	6,069
41,364		Shoppers Drug Mart Corp	1,690
10,246	*	Shutterfly, Inc	159
72,554		Signet Group plc	150
265,756	e	Staples, Inc	6,466
3,953	e	Tiffany & Co	131
71,048		Tsutsumi Jewelry Co Ltd	2,255
90,247		Walgreen Co	4,006
207,310		Xebio Co Ltd	6,406
		TOTAL MISCELLANEOUS RETAIL	271,562

MOTION PICTURES - 1.21%
10,900		Astral Media, Inc	392
4,163,563		CBS Corp	117,288
10,687	*	Discovery Holding Co (Class A)	155
470,708		News Corp (Class A)	9,249
263,588	e	News Corp (Class B)	5,440
18,749	*	Premiere AG.	250
1,106,560	e	Time Warner, Inc	20,173
5,680		Toho Co Ltd	115
573,624		Walt Disney Co	17,731
		TOTAL MOTION PICTURES	170,793

NONDEPOSITORY INSTITUTIONS - 3.74%
3,232		Acom Co Ltd	138
770,323		Aeon Credit Service Co Ltd	18,423
534,828		Aeon Thana Sinsap Thailand PCL	626
98,404		Aiful Corp	3,807
900	e	American Capital Strategies Ltd	36
1,646,792		American Express Co	92,352
15,000	e*	AmeriCredit Corp	375
1,312,261		Bursa Malaysia Bhd	2,028
926,326		Capital One Financial Corp	72,865
31,984		Cattles plc	227
2,696		Challenger Financial Services Group Ltd	7
879,973		CIT Group, Inc	42,793
13,000	e*	CompuCredit Corp	393
24,417		Countrywide Financial Corp	856
147,336		Credit Saison Co Ltd	6,211
415		D Carnegie AB	9
1,010,048		Deutsche Postbank AG.	76,656
2,750,510		Fannie Mae	153,781
602,072		Freddie Mac	39,935
8,669		Hitachi Capital Corp	165
725,000		Hong Leong Finance Ltd	1,488
16,941		Hypo Real Estate Holding AG.	1,057
30,522		ICAP plc	295
25,701		IGM Financial, Inc	1,082
499		Kenedix, Inc	2,784
2,422,192		Kim Eng Holdings Ltd	2,135
1,046,500		Krungthai Card PCL	571
5,555,178		Nissin Co Ltd	3,480
271		Perpetual Trustees Australia Ltd	15

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
3,874		Promise Co Ltd	$154
20,897		Provident Financial plc	245
241		SFCG Co Ltd	46
16,677		SLM Corp	867
81,595		Takefuji Corp	3,744
		TOTAL NONDEPOSITORY INSTITUTIONS	529,646

NONMETALLIC MINERALS, EXCEPT FUELS - 0.02%
12,472		Aber Diamond Corp	397
68,663		Itochu Corp	532
360		Solvay S.A.	47
26,291	e	Vulcan Materials Co	2,057
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	3,033

OIL AND GAS EXTRACTION - 2.07%
184		Aker Kvaerner ASA	16
50,655		Anadarko Petroleum Corp	2,220
100,158	e	Baker Hughes, Inc	6,831
6,323,373		BG Group plc	76,839
14,066		BJ Services Co	424
63,658	e*	Cameron International Corp	3,075
132,349		Canadian Natural Resources Ltd	6,032
48,800		Canadian Oil Sands Trust	1,302
43,200		Canetic Resources Trust	731
474,471	e	Chesapeake Energy Corp	13,750
500		Cimarex Energy Co	18
800	e*	Denbury Resources, Inc	23
5,433	*	DET Norske Oljeselskap	8
75,912		Devon Energy Corp	4,794
400	e	Diamond Offshore Drilling, Inc	29
8,800	*	Duvernay Oil Corp	266
210,229		EnCana Corp	9,782
26,200		Enerplus Resources Fund	1,315
6,811	e	ENSCO International, Inc	299
27,900		Ensign Energy Services, Inc	463
711	e	Equitable Resources, Inc	25
47,300	*	First Calgary Petroleums Ltd	297
30,353	e	GlobalSantaFe Corp	1,517
163,510	e	Halliburton Co	4,652
20,500		Harvest Energy Trust	555
27,418		Husky Energy, Inc	1,765
649	*	Inpex Holdings, Inc	5,154
77,300	v*	Kazmu Gas Exploration	1,132
4,662	*	Lundin Petroleum AB	49
13,149	e*	Nabors Industries Ltd	391
96,816	*	National Oilwell Varco, Inc	5,669
27,913		Neste Oil Oyj	811
63,071	*	Nexen, Inc	3,371
7,000		Niko Resources Ltd	416
6,482		Noble Corp	416
34,000	*	OPTI Canada, Inc	544
6,651		Patterson-UTI Energy, Inc	158
50,380		Penn West Energy Trust	1,843
124,504		Petro-Canada	5,014
5,187,366		PetroChina Co Ltd (Class H)	5,580
57,458		Petroleo Brasileiro S.A. (ADR)	4,817
668	*	Petroleum Geo-Services ASA	33
2,181	e	Pioneer Natural Resources Co	85
13,100		Precision Drilling Trust	402

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
189,100	e*	Pride International, Inc	$5,185
317		ProSafe ASA	19
40,900		Provident Energy Trust	476
900	e	Range Resources Corp	23
1,555,100	*	Renewable Energy Corp A.S.	24,065
5,116	e	Rowan Cos, Inc	162
296,098		Saipem S.p.A.	6,436
3,364		Santos Ltd	28
127,904		Schlumberger Ltd	7,934
12,800	e*	SEACOR Holdings, Inc	1,056
1,327	*	SeaDrill Ltd	17
63,815		Singapore Petroleum Co Ltd	189
32,000	e*	Southwestern Energy Co	956
1,308	*	Stolt Offshore S.A.	22
262,356		Talisman Energy, Inc	4,281
717	*	TGS Nopec Geophysical Co ASA	11
23,000	e*	Todco	796
266,045		Total S.A.	17,458
23,221	e*	Transocean, Inc	1,700
24,800		Trican Well Service Ltd	418
6,017	*	Ultra Petroleum Corp	289
91,900	*	UTS Energy Corp	317
43,400	*	Veritas DGC, Inc	2,857
13,500		W&T Offshore, Inc	394
15,554	*	Weatherford International Ltd	649
31,300	*	Western Oil Sands, Inc	801
162,571		Woodside Petroleum Ltd	4,756
921,823		XTO Energy, Inc	38,836
		TOTAL OIL AND GAS EXTRACTION	293,044

PAPER AND ALLIED PRODUCTS - 0.61%
79,034		Abitibi-Consolidated, Inc	196
490		Billerud AB	7
1,610	*	Canfor Plus Income Fund	17
43,008	*	Domtar, Inc	252
352		Holmen AB (B Shs)	15
70,732		International Paper Co	2,449
202,349		Kimberly-Clark Corp	13,226
567		Kokuyo Co Ltd	9
48		Mayr-Melnhof Karton AG.	8
31,528	e	MeadWestvaco Corp	836
48		Nippon Paper Group, Inc	174
1,206		Norske Skogindustrier ASA	18
35,701		OJI Paper Co Ltd	196
2,977		PaperlinX Ltd	9
374,678		Sanrio Co Ltd	6,277
1,720	e*	Smurfit-Stone Container Corp	19
36,326		Stora Enso Oyj (R Shs)	551
1,090		Svenska Cellulosa AB (B Shs)	50
1,533,244	e	Temple-Inland, Inc	61,483
1,941		Uni-Charm Corp	108
34,908		UPM-Kymmene Oyj	830
		TOTAL PAPER AND ALLIED PRODUCTS	86,730

PERSONAL SERVICES - 0.02%
841	e	Cintas Corp	34
1,138		Davis Service Group plc	10
1,777	e	H&R Block, Inc	39
944,025		Kuala Lumpur Kepong Bhd	2,790
		TOTAL PERSONAL SERVICES	2,873

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
PETROLEUM AND COAL PRODUCTS - 4.87%
12,381		Apache Corp	$782
3,559,903		BP plc	38,792
72,245		BP plc (ADR)	4,738
1,518,382	e	Chevron Corp	98,482
801,123		ConocoPhillips	47,691
1,110,468		ENI S.p.A.	32,908
24,562	e	EOG Resources, Inc	1,598
3,267,335		Exxon Mobil Corp	219,238
719		Hellenic Petroleum S.A.	9
59,500		Hess Corp	2,464
80,140		Imperial Oil Ltd	2,687
163,017	e	Marathon Oil Corp	12,536
300		Motor Oil Hellas Corinth Refineries S.A.	8
53,200	e	Murphy Oil Corp	2,530
3,199	e*	Newfield Exploration Co	123
166,364		Noble Energy, Inc	7,585
332,630		Occidental Petroleum Corp	16,003
956		OMV AG.	50
36,092		Premier Farnell plc	122
5,183		Repsol YPF S.A.	154
3,147,991		Royal Dutch Shell plc (A Shares)	103,854
1,267,548		Royal Dutch Shell plc (B Shares)	43,028
44,419		Shell Canada Ltd	1,246
15,981		Showa Shell Sekiyu KK	178
3,757		Statoil ASA	89
611,323		Suncor Energy, Inc	43,858
5,946	e	Sunoco, Inc	370
33,400	e	Tesoro Corp	1,937
31,457		TonenGeneral Sekiyu KK	284
126,634		Valero Energy Corp	6,518
		TOTAL PETROLEUM AND COAL PRODUCTS	689,862

PIPELINES, EXCEPT NATURAL GAS - 0.02%
104,957		TransCanada Corp	3,301
		TOTAL PIPELINES, EXCEPT NATURAL GAS	3,301

PRIMARY METAL INDUSTRIES - 0.84%
1,212		Acerinox S.A.	23
89,038	*	Alcan, Inc	3,549
31,480	e	Alcoa, Inc	883
7,039	*	Algoma Steel, Inc	197
500		Allegheny Technologies, Inc	31
86		Bekaert S.A.	8
334,980		BHP Billiton plc	5,783
4,688		BlueScope Steel Ltd	23
272		Boehler-Uddeholm AG.	15
243,162	*	Corning, Inc	5,936
36,163		Corus Group plc	263
10,698		Daido Steel Co Ltd	78
10,913		Dowa Mining Co Ltd	94
10,913	v*	Dowa Mining Co Ltd	-	^
2,108		Fujikura Ltd	23
636,458		Furukawa Electric Co Ltd	4,203
294		Hoganas AB (B Shares)	8
11,236		IPSCO, Inc	974
15,821		Johnson Matthey plc	408

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
102,723		Kobe Steel Ltd	$323
24,000	e*	Lone Star Technologies, Inc	1,161
47,844		Mitsubishi Materials Corp	197
181,239		Mitsui Mining & Smelting Co Ltd	934
11,073	*	Mittal Steel Co NV	387
3,933		Mittal Steel Co NV	137
3,308		Nippon Light Metal Co Ltd	8
249,818		Nippon Steel Corp	1,028
5,715		Nisshin Steel Co Ltd	17
4,099		Norsk Hydro ASA	92
16,060		Novelis, Inc	411
77,668	e	Nucor Corp	3,844
3,784		OneSteel Ltd	12
4,938		Outokumpu Oyj	126
19,200		Quanex Corp	583
273		Salzgitter AG.	26
25,056		Sumitomo Electric Industries Ltd	339
161,567		Sumitomo Metal Industries Ltd	620
21,449		Sumitomo Metal Mining Co Ltd	281
610,000		Tenaris S.A. (ADR)	21,582
35,509		ThyssenKrupp AG.	1,196
200		Toho Titanium Co Ltd	12
748		Tokyo Steel Manufacturing Co Ltd	12
23,242	e	United States Steel Corp	1,341
267,210	*	Vallourec	62,312
666		Viohalco S.A.	7
580		Voestalpine AG.	24
		TOTAL PRIMARY METAL INDUSTRIES	119,511

PRINTING AND PUBLISHING - 0.37%
996	e*	ACCO Brands Corp	22
1,894		APN News & Media Ltd	7
779		Arnoldo Mondadori Editore S.p.A.	7
323,198		Asia Securities Printing Co Ltd	3,256
78,138		Dai Nippon Printing Co Ltd	1,206
11,751		Daily Mail & General Trust	133
1,104		De La Rue plc	12
1,448	e	Dow Jones & Co, Inc	49
471	e*	Dun & Bradstreet Corp	35
8,958	*	Emap Plc	126
10,750	v*	Emap plc (B Shares)	22
3,522		Eniro AB	43
511,347	e	Gannett Co, Inc	29,060
3,765		Independent News & Media plc	11
6,227		John Fairfax Holdings Ltd	20
241		McClatchy Co (Class A)	10
117,486		McGraw-Hill Cos, Inc	6,818
474	*	Metro International S.A.	1
237	*	Metro International S.A. (A Shares)	-	^
976	e	New York Times Co (Class A)	22
837		PagesJaunes Groupe S.A.	24
35,190		Pearson plc	501
18,276		Quebecor World, Inc	190
1,297		R.R. Donnelley & Sons Co	43
4,038		Reed Elsevier NV	67
60,773		Reed Elsevier plc	674
323		Schibsted ASA	10
577,975		Singapore Press Holdings Ltd	1,492
55,833		Thomson Corp	2,248

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
60,540		Toppan Printing Co Ltd	$671
126,243	e	Tribune Co	4,131
12,241		Trinity Mirror plc	109
11,411		United Business Media plc	142
84		Washington Post Co (Class B)	62
1,703		Wolters Kluwer NV	44
31,162		Yell Group plc	347
51,600		Yellow Pages Income Fund	651
		TOTAL PRINTING AND PUBLISHING	52,266

RAILROAD TRANSPORTATION - 0.24%
64,158	e	Burlington Northern Santa Fe Corp	4,712
16,677		Canadian National Railway Co	699
100,166	*	Canadian National Railway Co	4,189
34,091		Canadian Pacific Railway Ltd	1,695
70		Central Japan Railway Co	747
175,742	e	CSX Corp	5,770
145		East Japan Railway Co	1,014
16,485		Firstgroup plc	151
723,200		Hankyu Hanshin Holdings, Inc	4,537
84,723		Norfolk Southern Corp	3,732
9,105		Odakyu Electric Railway Co Ltd	58
76,063		Union Pacific Corp	6,694
75		West Japan Railway Co	321
		TOTAL RAILROAD TRANSPORTATION	34,319

REAL ESTATE - 2.38%
124,605		Aeon Mall Co Ltd	6,582
2,560,258		Allgreen Properties Ltd	2,563
309,367		Ascendas Real Estate Investment Trust	419
6,794,318		Ayala Land, Inc	1,929
6,201		Bovis Homes Group plc	108
27,264		British Land Co plc	696
28,735		Brixton plc	285
24,896		Brookfield Properties Co	876
2,396,072		CapitaLand Ltd	7,619
4,284		Castellum AB	48
57,400	*	CB Richard Ellis Group, Inc	1,412
5,468		Centro Properties Group	33
9,303		Cheung Kong Holdings Ltd	100
117,205		City Developments Ltd	790
43		Cofinimmo	8
293		Corio NV	21
18,409		DB RREEF Trust	22
337		Fadesa Inmobiliaria S.A.	15
9,951,393		Far East Consortium	4,113
83		Gecina S.A.	11
19,431		Hammerson plc	477
24,683		Hang Lung Properties Ltd	53
9,789		Henderson Land Development Co Ltd	55
4,228		Hopewell Holdings	12
4,263		Hysan Development Co Ltd	11
2,567	*	IMMOFINANZ Immobilien Anlagen AG.	31
219		Inmobiliaria Colonial S.A.	17
10,178		Investa Property Group	19
18,495		IVG Immobilien AG.	669
230,000	e	Jones Lang LaSalle, Inc	19,660
3,593		Kerry Properties Ltd	13
123		Klepierre	18

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
911		Kungsleden AB	$10
5,013		Leopalace21 Corp	183
22,044		Liberty International plc	506
7,958		Macquarie Goodman Group	39
69,875,000		Megaworld Corp	2,673
10,888		MI Developments, Inc	395
5,977		Mirvac Group	21
2,886,473		Mitsubishi Estate Co Ltd	63,044
34,853		Mitsui Fudosan Co Ltd	792
53,228		New World Development Ltd	92
78,462		ORIX Corp	21,687
10,000		Pacific Management Corp	23,704
1,859,113	*	Patrizia Immobilien AG.	49,695
721		Risa Partners, Inc	3,156
8,783,400		Robinsons Land Corp	2,275
4,267,000	v*	Shui On Land Ltd	2,930
8,000		Shun TAK Holdings Ltd	9
34,652		Singapore Land Ltd	171
8,871		Sino Land Co	16
37,028		Slough Estates plc	461
1,600	e	St. Joe Co	88
331	*	Stockland	2
7,634		Stockland Trust Group	42
2,298,766		Sumitomo Realty & Development Co Ltd	67,528
9,436		Sun Hung Kai Properties Ltd	103
3,527,572		Tokyo Tatemono Co Ltd	39,658
364,000		Tokyotokeiba Co Ltd	1,097
502,307		Tokyu Land Corp	4,763
372		Unibail	78
231,500		Urban Corp	2,897
784		Wereldhave NV	86
8,414		Westfield Group	118
377		Wihlborgs Fastigheter AB	7
304,767	*	Wing Tai Holdings Ltd	363
		TOTAL REAL ESTATE	337,374

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.06%
1,068		Ansell Ltd	8
221,561		Bridgestone Corp	4,473
12,963		Continental AG.	1,503
1,700	e	Cooper Tire & Rubber Co	17
24,738		Denki Kagaku Kogyo KK	96
4,215		Michelin (C.G.D.E.) (Class B)	309
30,162		Mitsui Chemicals, Inc	217
52,064		Newell Rubbermaid, Inc	1,474
4,074		Nokian Renkaat Oyj	73
79,482		Pirelli & C S.p.A.	68
1,988	e	Sealed Air Corp	108
5,983		Sumitomo Bakelite Co Ltd	45
2,603		Uponor Oyj	71
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	8,462

SECURITY AND COMMODITY BROKERS - 5.40%
81,438		Ameriprise Financial, Inc	3,819
107,461		Australian Stock Exchange Ltd	2,603
3,472,266		Babcock & Brown Ltd	52,120
495,200	e	Bear Stearns Cos, Inc	69,378
416,100		BlackRock, Inc	61,999
315,313		Charles Schwab Corp	5,644

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
1,335		Chicago Mercantile Exchange Holdings, Inc	$638
117,636	*	Cowen Group, Inc	1,860
187,413		Daewoo Securities Co Ltd	3,258
3,454,716		Daiwa Securities Group, Inc	40,301
9,574		Deutsche Boerse AG.	1,440
2,200	e*	E*Trade Financial Corp	53
58		E*Trade Securities Co Ltd	66
3,049		Euronext NV	296
6,492		Franklin Resources, Inc	687
592,300		Goldman Sachs Group, Inc	100,199
525		Hellenic Exchanges S.A.	8
807,738		Hong Kong Exchanges and Clearing Ltd	5,894
478,631		iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	3,849
3,884,674		Janus Capital Group, Inc	76,606
40,000	e	Jefferies Group, Inc	1,140
1,739,350		Korea Investment Holdings Co Ltd	75,272
11,767,896		Legal & General Group plc	31,398
4,358	e	Legg Mason, Inc	440
116,932		Lehman Brothers Holdings, Inc	8,637
13,230		London Stock Exchange Group plc	306
80,125		Macquarie Bank Ltd	4,129
4,324		Matsui Securities Co Ltd	36
116,081	e	Merrill Lynch & Co, Inc	9,080
18,494		Mitsubishi Securities Co	232
2,023,509		Morgan Stanley	147,534
41,393		Nikko Cordial Corp	480
2,473,299		Nomura Holdings, Inc	43,551
514		OMX AB	10
38,850	e	Raymond James Financial, Inc	1,136
214		SBI Holdings, Inc	77
10,969		Schroders plc	191
30,956		Shinko Securities Co Ltd	122
1,709,042		Singapore Exchange Ltd	4,778
9,332		T Rowe Price Group, Inc	447
3,308	*	Tower Ltd	7
16,341		TSX Group, Inc	717
5,242,000		Yuanta Core Pacific Securities Co	3,492
		TOTAL SECURITY AND COMMODITY BROKERS	763,930

SOCIAL SERVICES - 0.00%**
4,306		Vedior NV	81
		TOTAL SOCIAL SERVICES	81

SPECIAL TRADE CONTRACTORS - 0.25%
6,349		COMSYS Holdings Corp	70
1,813,521		KCI Konecranes Oyj	34,426
9,131		Kinden Corp	75
4,301		Kone Oyj	209
		TOTAL SPECIAL TRADE CONTRACTORS	34,780

STONE, CLAY, AND GLASS PRODUCTS - 1.01%
150,298		Asahi Glass Co Ltd	1,854
13,447		Central Glass Co Ltd	74
215,900		Ciments Francais	34,249
1,569		Cimpor Cimentos de Portugal S.A.	11
1,767		Compagnie de Saint-Gobain	128
1,270		Cookson Group plc	13
6,087		CSR Ltd	14
32,266	*	Epcos AG.	491

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
284		FLSmidth & Co A/S (B Shs)	$13
42,781		Hanson plc	620
578,184		Holcim Ltd	47,255
473		Italcementi S.p.A.	12
3,086		James Hardie Industries NV	17
6,038		Lafarge S.A.	779
410,821		NGK Insulators Ltd	5,773
8,851,058		Nippon Sheet Glass Co Ltd	41,586
1,058	e*	Owens-Illinois, Inc	16
285	*	RHI AG.	11
889,837		Rinker Group Ltd	9,218
26,952		Sumitomo Osaka Cement Co Ltd	80
34,391		Taiheiyo Cement Corp	127
5,977		Toto Ltd	56
31,260		UBE Industries Ltd	89
470		Wienerberger AG.	22
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	142,508

TEXTILE MILL PRODUCTS - 0.00%**
6,858		Texwinca Holdings Ltd	4
		TOTAL TEXTILE MILL PRODUCTS	4

TOBACCO PRODUCTS - 1.26%
972,024		Altadis S.A.	46,148
824,812		Altria Group, Inc	63,139
84,065		British American Tobacco plc	2,273
1,413,727		Imperial Tobacco Group plc	47,116
203,372		ITC Ltd	831
1,192		Japan Tobacco, Inc	4,632
838,131		Swedish Match AB	13,639
		TOTAL TOBACCO PRODUCTS	177,778

TRANSPORTATION BY AIR - 0.16%
16,700	*	ACE Aviation Holdings, Inc	516
809		Air France-KLM	24
23,000		All Nippon Airways Co Ltd	93
62,000	e*	AMR Corp	1,435
6,557		Auckland International Airport Ltd	9
3,247		BBA Group plc	16
8,323	*	British Airways plc	67
2,018,655		Cathay Pacific Airways Ltd	4,135
35,000	e*	Continental Airlines, Inc (Class B)	991
48,270		Deutsche Lufthansa AG.	1,023
49,718	e	FedEx Corp	5,403
121		Flughafen Wien AG.	10
3,146		Iberia Lineas Aereas de Espana	8
28,000		Japan Airlines Corp	55
4,745		Macquarie Airports	11
6,312		Qantas Airways Ltd	18
221	e*	Ryanair Holdings plc (ADR)	14
49,955		SABMiller plc	933
419	*	SAS AB	5
145,379		Singapore Airlines Ltd	1,336
144,300	e	Skywest, Inc	3,538
117,282	e	Southwest Airlines Co	1,954
41,700	e*	UAL Corp	1,108
		TOTAL TRANSPORTATION BY AIR	22,702

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
TRANSPORTATION EQUIPMENT - 4.67%
37,000	e	A.O. Smith Corp	$1,459
433,882	e	Autoliv, Inc	23,911
999,500		Bayerische Motoren Werke AG.	53,536
168,057		Boeing Co	13,251
1,476	*	Bombardier, Inc	5
325,177	*	Bombardier, Inc (Class B)	1,015
18,837	e	Brunswick Corp	588
304,948		Calsonic Kansei Corp	1,918
47,385		Cobham plc	161
554,412		Cosco Corp Singapore Ltd	579
61,214		DaimlerChrysler AG.	3,059
40,116		DaimlerChrysler AG.	2,004
59,180	e	Delphi Corp	95
151,935		Denso Corp	5,338
18		D'ieteren S.A.	6
1,893		European Aeronautic Defence and Space Co	54
3,116		Fiat S.p.A.	50
236,659		Ford Motor Co	1,915
902,649		General Dynamics Corp	64,693
17,895	e	General Motors Corp	595
4,920	e	Genuine Parts Co	212
30,417		GKN plc	164
1,853,459		Goodpack Ltd	2,007
27,000	e	Group 1 Automotive, Inc	1,347
8,923	e	Harley-Davidson, Inc	560
300		Harsco Corp	23
7,182		Hino Motors Ltd	39
71,096		Honda Motor Co Ltd	2,389
42,441		Hyundai Motor Co	3,633
755,469		Isuzu Motors Ltd	2,475
1,017		ITT Industries, Inc	52
66,000	e	JLG Industries, Inc	1,307
9,890		Johnson Electric Holdings Ltd	9
929,995		JTEKT Corp	18,029
38,000	*	K&F Industries Holdings, Inc	714
27,044		Kawasaki Heavy Industries Ltd	90
4,910,000		Keppel Corp Ltd	45,754
2,373		Lagardere S.C.A.	171
814,801		Lockheed Martin Corp	70,122
24,431		Magna International, Inc (Class A)	1,774
26,600	*	Magna International, Inc (Class A)	1,943
13,527		MAN AG.	1,145
480,258		Nabtesco Corp	5,448
2,421		NHK Spring Co Ltd	28
440,438		Northrop Grumman Corp	29,981
7,401		NSK Ltd	62
500		Oshkosh Truck Corp	25
402,964	e	Paccar, Inc	22,977
17,443	e*	Pactiv Corp	496
4,349		Peugeot S.A.	245
1,451,010	e	Raytheon Co	69,663
466,814		Renault S.A.	53,541
203		Rieter Holding AG.	87
68,658		Rolls-Royce Group plc	582
16,823,000		SembCorp Marine Ltd	35,378
3,161		Shimano, Inc	88
46,119		Siemens AG.	4,024
2,148,526		Singapore Technologies Engineering Ltd	3,855
304,022		Smiths Group plc	5,103

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
186,922		Textron, Inc	$16,356
783		Thales S.A.	35
400		Tokai Rika Co Ltd	8
15,164		Tomkins plc	67
2,596		Toyoda Gosei Co Ltd	57
8,694		Toyota Industries Corp	369
839,018		Toyota Motor Corp	45,600
548		Trelleborg AB (B Shs)	10
40,000	*	TRW Automotive Holdings Corp	963
363,719		United Technologies Corp	23,042
19,899		Volkswagen AG.	1,695
1,840		Volvo AB (B Shs)	110
486,189		Yamaha Motor Co Ltd	12,883
		TOTAL TRANSPORTATION EQUIPMENT	660,969

TRANSPORTATION SERVICES - 0.02%
16,552		Arriva plc	205
28,472	e	Expeditors International Washington, Inc	1,269
19		Kuoni Reisen Holding	10
3,118	e	Lear Corp	65
17,955		MTR Corp	45
919		National Express Group plc	16
8,781	e	Sabre Holdings Corp	205
35,247		Stagecoach Group plc	84
1,786		Stolt-Nielsen S.A.	47
5,505	*	Sydney Roads Group	5
3,004		Toll Holdings Ltd	34
39,290		TUI AG.	811
		TOTAL TRANSPORTATION SERVICES	2,796

TRUCKING AND WAREHOUSING - 0.47%
4,069		Deutsche Post AG.	107
195,611		DSV A/S	34,200
10,323		Kamigumi Co Ltd	80
1,262		Mitsubishi Logistics Corp	20
23,343		Nippon Express Co Ltd	125
1,991		Seino Holdings Corp	23
710,094		TNT NV	26,932
61,849		United Parcel Service, Inc (Class B)	4,449
16,378		Yamato Transport Co Ltd	237
		TOTAL TRUCKING AND WAREHOUSING	66,173

WATER TRANSPORTATION - 0.41%
56		AP Moller - Maersk A/S	480
265,000	e	Aries Maritime Transport Ltd	2,756
17,898		Cargotec Corp	757
43,989	e	Carnival Corp	2,069
7,418		Carnival plc	355
181		Compagnie Maritime Belge S.A.	6
177		D/S Torm A/S	9
211		Euronav NV	7
1,239,000		Ezra Holdings Ltd	2,325
2,123		Frontline Ltd	81
2,842,186		Kawasaki Kisen Kaisha Ltd	17,949
1,618		Kuehne & Nagel International AG.	112
46,145		Mitsui OSK Lines Ltd	341
141,102		Neptune Orient Lines Ltd	180
3,976,636		Nippon Yusen Kabushiki Kaisha	24,205
175,000	e*	Omega Navigation Enterprises, Inc	2,690

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
1,517		Orient Overseas International Ltd	$6
28,000		Overseas Shipholding Group, Inc	1,730
668	*	Petrojarl ASA	7
	e	Royal Caribbean Cruises Ltd	682
89		Ship Finance International Ltd	2
100,000	e*	TBS International Ltd	766
		TOTAL WATER TRANSPORTATION	57,515

WHOLESALE TRADE-DURABLE GOODS - 0.41%
645		AGFA-Gevaert NV	15
124,700	*	Arrow Electronics, Inc	3,421
1,414,388		Assa Abloy AB (B Shs)	26,297
2,192		Autobacs Seven Co Ltd	82
3,910		Boral Ltd	21
4,149		Brambles Industries plc	37
718		Buhrmann NV	11
41,000	e	Building Material Holding Corp	1,067
19,557		Bunzl plc	245
6,271		Canon Sales Co, Inc	150
5,127		Cie Generale d'Optique Essilor International S.A.	525
48,699		Creative Technology Ltd	319
800	*	Cytyc Corp	20
1,242,283	*	Datacraft Asia Ltd	1,242
51,285		Electrocomponents plc	267
20,425		Finning International, Inc	684
3,444	*	Hagemeyer NV	17
10,249		Hitachi Software Engineering Co Ltd	183
18,525		Inchcape plc	182
847		Kingspan Group plc	17
19,300	e	Martin Marietta Materials, Inc	1,633
2,677,697		Melco International Development	5,733
37		NET One Systems Co Ltd	51
805,329		Nissan Motor Co Ltd	9,020
3,916	e*	Patterson Cos, Inc	132
1,808,500		PT Astra International Tbk	2,441
6,886		Rautaruukki Oyj	198
1,772	*	Securitas Direct AB	4
1,772	*	Securitas Systems AB	7
49,947		Sumitomo Corp	623
544	*	Tandberg Television ASA	4
41,000	e*	Tech Data Corp	1,498
1,381	e	W.W. Grainger, Inc	93
7,500	e*	WESCO International, Inc	435
2,140		Wesfarmers Ltd	56
35,003		Wolseley plc	738
274		Zodiac S.A.	16
		TOTAL WHOLESALE TRADE-DURABLE GOODS	57,484

WHOLESALE TRADE-NONDURABLE GOODS - 0.52%
200		Axfood AB	6
391,725		Billabong International Ltd	4,277
15,000	e	Brown-Forman Corp (Class B)	1,150
202,719	e	Cardinal Health, Inc	13,327
907		Casino Guichard Perrachon S.A.	73
20,738		Celesio AG.	1,081
2,287	*	Dean Foods Co	96
752,031		Esprit Holdings Ltd	6,858
11,399		Foster's Group Ltd	55
3,616		Fyffes plc	7

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)
256,180		Gazprom (ADR)			$11,093
14,459	*	Gildan Activewear, Inc			703
963,375	*	I B Daiwa Corp			734
36,982		KT&G Corp			2,247
38,266		Li & Fung Ltd			95
1,485,236		Marubeni Corp			7,393
24,675		Metro AG.			1,442
62,198		Mitsubishi Corp			1,169
6,558		Nike, Inc (Class B)			575
66,400		Nippon Oil Corp			489
278		Oriflame Cosmetics S.A.			9
1,140		Orkla ASA			54
150,799	e	Safeway, Inc			4,577
23,700		San-A Co Ltd			744
4,141,585		Sinochem Hong Kong Holding Ltd			1,489
184		Societe BIC S.A.			11
3,871		Suzuken Co Ltd			145
12,751	e	Sysco Corp			427
16,193,444	*	Thai Beverage PCL			3,008
10,292,602	*	Thai Petrochemical Industry PCL			1,877
11,940		Unilever NV			294
304,162		Unilever NV			7,464
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			72,969

		TOTAL COMMON STOCKS			13,985,393
		(Cost $13,065,074)

WARRANTS - 0.00%**

HOTELS AND OTHER LODGING PLACES - 0.00%**
1,408,348	v*	Minor International PCL Wts			177
		TOTAL HOTELS AND OTHER LODGING PLACES			177

		TOTAL WARRANTS			177
		(Cost $0)
PRINCIPAL

SHORT-TERM INVESTMENTS - 4.36%

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.73%
$ 80,000,000	d	Federal Home Loan Bank (FHLB)	4.750%	10/02/06	80,000
8,600,000		FHLB	5.020	10/18/06	8,577
15,640,000	d	Federal National Mortgage Association (FNMA)	5.080	12/27/06	15,451
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			104,028

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.63%
513,502,202	v	Navigator Fund			513,502
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			513,502

		TOTAL SHORT-TERM INVESTMENTS			617,530
		(Cost $617,519)

		TOTAL PORTFOLIO - 103.65%			14,673,546
		(Cost $13,739,953)

		OTHER ASSETS & LIABILITIES, NET - (3.65%)			(516,161)

		NET ASSETS - 100.00%			$14,157,385

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

The following abbreviation is used in portfolio descriptions:
ADR	American Depositary Receipt

*	Non-income producing
**	Percentage represents less than 0.01%
^	Amount represents less than $1,000
d	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts.
e	All or a portion of these securities are out on loan.
v	Security valued at fair value.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

	NUMBER OF	MARKET	EXPIRATION	UNREALIZED
OPEN FUTURES CONTRACTS:	CONTRACTS	VALUE	DATE	LOSS

E-mini S&P 500 Index	450	$ 30,271,500	December 2006	$ (5,646)

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
Summary of Market Values by Country
September 30, 2006

		% OF MARKET
	VALUE	VALUE
DOMESTIC
UNITED STATES	$7,723,374,848	52.63%

TOTAL DOMESTIC	7,723,374,848	52.63

FOREIGN
AUSTRALIA	186,508,703	1.27
AUSTRIA	661,211	0.01
BELGIUM	836,304	0.01
BRAZIL	4,816,704	0.03
CANADA	247,483,389	1.69
CAYMAN ISLANDS	7,594,625	0.05
DENMARK	35,592,111	0.25
FINLAND	168,164,336	1.15
FRANCE	671,950,133	4.58
GERMANY	625,144,197	4.26
GREECE	84,276,984	0.57
HONG KONG	161,108,673	1.10
HUNGARY	2,095,584	0.01
INDIA	13,853,611	0.09
INDONESIA	6,537,261	0.05
IRELAND	28,038,785	0.19
ISRAEL	39,092,537	0.27
ITALY	208,659,912	1.42
JAPAN	1,515,005,619	10.32
LUXEMBOURG	21,581,800	0.15
MALAYSIA	15,464,401	0.11
NETHERLANDS	332,686,316	2.27
NEW ZEALAND	3,241,355	0.02
NORWAY	42,259,271	0.29
PHILIPPINES	20,923,136	0.14
PORTUGAL	448,450	0.00
REPUBLIC OF KOREA	105,685,150	0.72
RUSSIA	45,491,774	0.31
SINGAPORE	165,934,586	1.13
SOUTH AFRICA	3,246,999	0.02
SPAIN	282,843,682	1.93
SWEDEN	168,443,109	1.15
SWITZERLAND	382,018,419	2.60
TAIWAN (REPUBLIC OF CHINA)	8,013,274	0.05
THAILAND	10,232,940	0.07
UNITED KINGDOM	1,334,235,698	9.09

TOTAL FOREIGN	6,950,171,039	47.37

TOTAL PORTFOLIO	$14,673,545,887	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2006

			VALUE
SHARES			(000)

COMMON STOCKS - 99.54%

APPAREL AND ACCESSORY STORES - 0.51%
1,974,042	e*	J Crew Group, Inc	$59,359
		TOTAL APPAREL AND ACCESSORY STORES	59,359

APPAREL AND OTHER TEXTILE PRODUCTS - 0.52%
928,154		Polo Ralph Lauren Corp	60,042
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	60,042

BUSINESS SERVICES - 10.88%
6,734,298	*	Adobe Systems, Inc	252,200
675,917	e*	Cognizant Technology Solutions Corp	50,059
3,514,361	*	eBay, Inc	99,667
3,742,421	e*	Electronic Arts, Inc	208,378
1,740,811	e	First Data Corp	73,114
711,031	e*	Gartner, Inc (Class A)	12,507
819,694	e*	Google, Inc (Class A)	329,435
5,608,900		Microsoft Corp	153,291
403,163		Omnicom Group, Inc	37,736
1,849,551	*	Oracle Corp	32,811
3,321,359	*	Sun Microsystems, Inc	16,507
		TOTAL BUSINESS SERVICES	1,265,705

CHEMICALS AND ALLIED PRODUCTS - 13.86%
5,389,223	e	Abbott Laboratories	261,701
4,432,567	*	Amgen, Inc	317,062
51,333	*	Bare Escentuals, Inc	1,394
680,100		Daiichi Sankyo Co Ltd	19,287
714,380	*	Genentech, Inc	59,079
278,305	e*	Genzyme Corp	18,777
1,885,344	e*	Gilead Sciences, Inc	129,523
2,060,000	e*	Keryx Biopharmaceuticals, Inc	24,370
1,037,296	e*	Medimmune, Inc	30,299
871,996		Merck & Co, Inc	36,537
3,672,110		Monsanto Co	172,626
3,410,386		Procter & Gamble Co	211,376
672,267		Roche Holding AG.	116,233
1,351,290	e*	Warner Chilcott Ltd	17,972
3,872,719		Wyeth	196,889
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,613,125

COAL MINING - 0.08%
289,000		Sasol Ltd (ADR)	9,505
		TOTAL COAL MINING	9,505

COMMUNICATIONS - 3.34%
1,647,351	e	America Movil S.A. de C.V. (ADR)	64,856
5,426,708	e	AT&T, Inc	176,694
3,242,151	e*	Comcast Corp (Class A)	119,473

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
298,558	e*	NII Holdings, Inc (Class B)	$18,559
252,133	e*	Univision Communications, Inc (Class A)	8,658
		TOTAL COMMUNICATIONS	388,240

EATING AND DRINKING PLACES - 1.26%
848,492		McDonald's Corp	33,193
3,314,521	e*	Starbucks Corp	112,859
		TOTAL EATING AND DRINKING PLACES	146,052

ELECTRIC, GAS, AND SANITARY SERVICES - 0.56%
2,440,000		Fortum Oyj	65,006
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	65,006

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 13.83%
3,727,855	*	Broadcom Corp (Class A)	113,103
12,745,402	*	Cisco Systems, Inc	293,144
929,923		Cooper Industries Ltd (Class A)	79,248
2,152,033		Emerson Electric Co	180,469
6,781,372	e	Intel Corp	139,493
2,092,487	*	Marvell Technology Group Ltd	40,532
6,494,185		Motorola, Inc	162,355
2,400	v*	NCP Litigation Trust	-	^
3,816,857	*	Network Appliance, Inc	141,262
710,621	*	Nvidia Corp	21,027
486,700	*	Qimonda AG. (ADR)	8,274
6,660,752	e	Qualcomm, Inc	242,118
696,339	e*	Research In Motion Ltd	71,486
4,399,675	e*	Sirius Satellite Radio, Inc	17,203
2,083,296		Texas Instruments, Inc	69,270
1,366,787		Xilinx, Inc	30,001
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,608,985

ENGINEERING AND MANAGEMENT SERVICES - 2.77%
3,191,720	e*	Celgene Corp	138,202
4,984,994	e	Paychex, Inc	183,697
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	321,899

FOOD AND KINDRED PRODUCTS - 1.91%
3,410,026		PepsiCo, Inc	222,538
		TOTAL FOOD AND KINDRED PRODUCTS	222,538

FURNITURE AND HOME FURNISHINGS STORES - 0.86%
1,571,579	e*	Bed Bath & Beyond, Inc	60,129
736,855	e	Best Buy Co, Inc	39,466
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	99,595

GENERAL BUILDING CONTRACTORS - 0.00%**
1,800	v*	Mascotech	-	^
		TOTAL GENERAL BUILDING CONTRACTORS	-	^

GENERAL MERCHANDISE STORES - 2.52%
1,596,899	e	Federated Department Stores, Inc	69,002
2,716,661	e	Target Corp	150,096
1,503,124	e	Wal-Mart Stores, Inc	74,134
		TOTAL GENERAL MERCHANDISE STORES	293,232

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
HEALTH SERVICES - 1.68%
923,527	e	Caremark Rx, Inc	$52,336
2,378,291	*	Medco Health Solutions, Inc	142,959
		TOTAL HEALTH SERVICES	195,295

HOLDING AND OTHER INVESTMENT OFFICES - 0.99%
1,005,046		Alcon, Inc	115,078
24,436	e	Hugoton Royalty Trust	644
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	115,722

HOTELS AND OTHER LODGING PLACES - 1.75%
2,115,726	e	Hilton Hotels Corp	58,923
2,531,420		Starwood Hotels & Resorts Worldwide, Inc	144,772
		TOTAL HOTELS AND OTHER LODGING PLACES	203,695

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.95%
642,036	*	Alstom RGPT	58,088
3,296,569	e*	Apple Computer, Inc	253,935
2,569,922		Applied Materials, Inc	45,565
4,346,904		General Electric Co	153,446
2,225,565		Hewlett-Packard Co	81,656
4,197,823	e	International Game Technology	174,210
731,024		Rockwell Automation, Inc	42,472
108,879	v*	Seagate Technology, Inc	-	^
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	809,372

INSTRUMENTS AND RELATED PRODUCTS - 5.67%
2,927,130	e*	Agilent Technologies, Inc	95,688
274,196		Allergan, Inc	30,877
3,022,394	e	Johnson & Johnson	196,274
842,212	e	Kla-Tencor Corp	37,453
899,961	e	Medtronic, Inc	41,794
4,317,118	e*	St. Jude Medical, Inc	152,351
1,564,736	e*	Zimmer Holdings, Inc	105,620
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	660,057

INSURANCE CARRIERS - 2.40%
1,483,893	e	Aetna, Inc	58,688
1,767,891		American International Group, Inc	117,140
3,553,080		Progressive Corp	87,193
1,290,400		Prudential plc	16,031
		TOTAL INSURANCE CARRIERS	279,052

LEATHER AND LEATHER PRODUCTS - 1.00%
3,395,134	e*	Coach, Inc	116,793
		TOTAL LEATHER AND LEATHER PRODUCTS	116,793

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.75%
2,093,005		Anglo American plc	87,507
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	87,507

MISCELLANEOUS RETAIL - 1.96%
5,576,025	e	CVS Corp	179,102
2,032,401		Staples, Inc	49,448
		TOTAL MISCELLANEOUS RETAIL	228,550

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
MOTION PICTURES - 0.83%
2,352,897		News Corp (Class A)	$46,234
1,647,960	e	Walt Disney Co	50,939
		TOTAL MOTION PICTURES	97,173

NONDEPOSITORY INSTITUTIONS - 2.06%
4,267,213	e	American Express Co	239,305
		TOTAL NONDEPOSITORY INSTITUTIONS	239,305

OIL AND GAS EXTRACTION - 2.02%
1,714,433	e	Halliburton Co	48,776
1,558,267		Schlumberger Ltd	96,659
2,137,083	e	XTO Energy, Inc	90,035
		TOTAL OIL AND GAS EXTRACTION	235,470

PETROLEUM AND COAL PRODUCTS - 0.85%
429,103	e	Apache Corp	27,120
663,552	e	EOG Resources, Inc	43,164
402,445	*	Suncor Energy, Inc	28,996
		TOTAL PETROLEUM AND COAL PRODUCTS	99,280

PRIMARY METAL INDUSTRIES - 2.47%
3,506,542		BHP Billiton plc	60,534
9,300,505	*	Corning, Inc	227,025
		TOTAL PRIMARY METAL INDUSTRIES	287,559

RAILROAD TRANSPORTATION - 0.27%
969,036		CSX Corp	31,813
		TOTAL RAILROAD TRANSPORTATION	31,813

SECURITY AND COMMODITY BROKERS - 7.95%
12,600,746		Charles Schwab Corp	225,554
377,179		Chicago Mercantile Exchange Holdings, Inc	180,386
3,253,428	*	E*Trade Financial Corp	77,822
709,853	e	Goldman Sachs Group, Inc	120,086
1,826,723	e	Merrill Lynch & Co, Inc	142,886
491,020		Morgan Stanley	35,800
881,682	e*	Nasdaq Stock Market, Inc	26,662
6,127,231	e	TD Ameritrade Holding Corp	115,498
		TOTAL SECURITY AND COMMODITY BROKERS	924,694

TOBACCO PRODUCTS - 1.93%
2,932,255	e	Altria Group, Inc	224,464
		TOTAL TOBACCO PRODUCTS	224,464

TRANSPORTATION EQUIPMENT - 3.43%
2,323,776		Boeing Co	183,230
3,405,623		United Technologies Corp	215,746
		TOTAL TRANSPORTATION EQUIPMENT	398,976

TRANSPORTATION SERVICES - 0.65%
1,691,678	e	CH Robinson Worldwide, Inc	75,415
		TOTAL TRANSPORTATION SERVICES	75,415

TRUCKING AND WAREHOUSING - 0.69%
1,112,975	e	United Parcel Service, Inc (Class B)	80,067
		TOTAL TRUCKING AND WAREHOUSING	80,067

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)
WHOLESALE TRADE-DURABLE GOODS - 0.34%
683,639	e*	WESCO International, Inc			$39,672
		TOTAL WHOLESALE TRADE-DURABLE GOODS			39,672

		TOTAL COMMON STOCKS			11,583,214
		(Cost $10,413,931)

WARRANTS - 0.00%**

WHOLESALE TRADE-DURABLE GOODS - 0.00%**
482	v*	Timco Aviation Services, Inc Wts			-	^
		TOTAL WHOLESALE TRADE-DURABLE GOODS			-	^

		TOTAL WARRANTS			-	^
		(Cost $0)
PRINCIPAL

SHORT-TERM INVESTMENTS - 3.18%

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.72%
$ 50,700,000		Federal National Mortgage Association (FNMA)	5.160%	12/27/06	50,087
33,250,000		FNMA	5.090	10/16/06	33,185
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			83,272

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.46%
286,854,495	v	Navigator Fund			286,854
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			286,854

		TOTAL SHORT-TERM INVESTMENTS			370,126
		(Cost $370,112)

		TOTAL PORTFOLIO - 102.72%			11,953,340
		(Cost $10,784,043)

		OTHER ASSETS & LIABILITIES, NET - (2.72%)			(316,699)

		NET ASSETS - 100.00%			$11,636,641

	The following abbreviation is used in portfolio descriptions:
	ADR	American Depositary Receipt

	*	Non-income producing
	**	Percentage represents less than 0.01%
	^	Amount represents less than $1,000
	e	All or a portion of these securities are out on loan.
	v	Security valued at fair value.

		Cost amounts are in thousands.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Accounts use more specific industry categories in following
		their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
Summary of Market Values by Country
September 30, 2006

		% OF MARKET
	VALUE	VALUE
DOMESTIC
UNITED STATES	$11,448,017,709	95.77%

TOTAL DOMESTIC	11,448,017,709	95.77

FOREIGN
FINLAND	65,006,023	0.55
FRANCE	58,088,623	0.49
GERMANY	8,273,900	0.07
JAPAN	19,287,492	0.16
MEXICO	64,856,209	0.54
SOUTH AFRICA	9,505,210	0.08
SWITZERLAND	116,233,456	0.97
UNITED KINGDOM	164,071,454	1.37

TOTAL FOREIGN	505,322,367	4.23

TOTAL PORTFOLIO	$11,953,340,076	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2006

			VALUE
SHARES			(000)

COMMON STOCKS - 99.85%

AGRICULTURAL PRODUCTION-CROPS - 0.00%**
29,630		Chiquita Brands International, Inc	$396
		TOTAL AGRICULTURAL PRODUCTION-CROPS	396

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
27,871		Pilgrim's Pride Corp	762
269		Seaboard Corp	324
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	1,086

AMUSEMENT AND RECREATION SERVICES - 0.20%
36,482	*	Bally Technologies, Inc	642
26,714	*	Bally Total Fitness Holding Corp	40
14,248	*	Century Casinos, Inc	142
5,242		Churchill Downs, Inc	220
9,373		Dover Downs Gaming & Entertainment, Inc	114
9,773		Dover Motorsports, Inc	53
130,527		Harrah's Entertainment, Inc	8,671
25,827		International Speedway Corp (Class A)	1,287
16,338	*	Lakes Entertainment, Inc	158
22,402	*	Leapfrog Enterprises, Inc	178
21,679	*	Life Time Fitness, Inc	1,004
45,511	*	Live Nation, Inc	929
26,149	*	Magna Entertainment Corp (Class A)	123
35,735	*	Marvel Entertainment, Inc	863
14,684	*	MTR Gaming Group, Inc	138
19,119	*	Multimedia Games, Inc	174
51,372	*	Penn National Gaming, Inc	1,876
34,254	*	Pinnacle Entertainment, Inc	963
51,146	*	Six Flags, Inc	267
13,437		Speedway Motorsports, Inc	489
67,536		Warner Music Group Corp	1,753
53,876		Westwood One, Inc	381
19,258	*	WMS Industries, Inc	563
14,269		World Wrestling Entertainment, Inc	234
		TOTAL AMUSEMENT AND RECREATION SERVICES	21,262

APPAREL AND ACCESSORY STORES - 0.71%
61,914		Abercrombie & Fitch Co (Class A)	4,302
38,830	*	Aeropostale, Inc	1,135
81,208		American Eagle Outfitters, Inc	3,559
51,439	*	AnnTaylor Stores Corp	2,153
16,896		Bebe Stores, Inc	419
21,404		Brown Shoe Co, Inc	767
6,879		Buckle, Inc	261
8,748	*	Cache, Inc	157
34,498	*	Carter's, Inc	910
19,783	*	Casual Male Retail Group, Inc	272
21,208		Cato Corp (Class A)	465

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
10,401	*	Charlotte Russe Holding, Inc	$286
84,814	*	Charming Shoppes, Inc	1,211
128,070	*	Chico's FAS, Inc	2,757
16,047	*	Children's Place Retail Stores, Inc	1,027
27,159		Christopher & Banks Corp	801
4,455	*	Citi Trends, Inc	154
70,403		Claire's Stores, Inc	2,053
2,900		DEB Shops, Inc	74
33,000	*	Dress Barn, Inc	720
11,582	*	DSW, Inc	365
28,742		Finish Line, Inc (Class A)	363
110,542		Foot Locker, Inc	2,791
382,229		Gap, Inc	7,243
67,557	*	Hanesbrands, Inc	1,521
31,627	*	HOT Topic, Inc	352
11,900	*	J Crew Group, Inc	358
15,736	*	Jo-Ann Stores, Inc	263
12,803	*	JOS A Bank Clothiers, Inc	384
236,402	*	Kohl's Corp	15,347
242,326		Limited Brands, Inc	6,419
15,006	*	New York & Co, Inc	196
167,163		Nordstrom, Inc	7,071
51,957	*	Pacific Sunwear Of California, Inc	784
46,317	*	Payless Shoesource, Inc	1,153
101,922		Ross Stores, Inc	2,590
5,056	*	Shoe Carnival, Inc	128
20,532		Stage Stores, Inc	602
3,565	*	Syms Corp	73
15,617		Talbots, Inc	426
45,927	*	The Wet Seal, Inc	282
24,376	*	Tween Brands, Inc	917
14,824	*	Under Armour, Inc	593
81,421	*	Urban Outfitters, Inc	1,440
		TOTAL APPAREL AND ACCESSORY STORES	75,144

APPAREL AND OTHER TEXTILE PRODUCTS - 0.19%
9,339	*	Columbia Sportswear Co	521
14,887	*	Guess ?, Inc	722
24,603	*	Gymboree Corp	1,038
17,824	*	Hartmarx Corp	121
80,042		Jones Apparel Group, Inc	2,597
18,458		Kellwood Co	532
74,332		Liz Claiborne, Inc	2,937
13,600	*	Maidenform Brands, Inc	262
39,335		Phillips-Van Heusen Corp	1,643
41,818		Polo Ralph Lauren Corp	2,705
84,864	*	Quiksilver, Inc	1,031
9,215	*	True Religion Apparel, Inc	195
62,519		VF Corp	4,561
33,246	*	Warnaco Group, Inc	643
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	19,508

AUTO REPAIR, SERVICES AND PARKING - 0.06%
7,541	*	Amerco, Inc	559
7,500		Bandag, Inc	308
13,199		Central Parking Corp	218

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
17,758	*	Dollar Thrifty Automotive Group, Inc	$791
10,010	*	Midas, Inc	207
8,304		Monro Muffler, Inc	282
36,846	*	PHH Corp	1,011
43,349		Ryder System, Inc	2,240
3,701	*	Standard Parking Corp	116
28,100	*	Wright Express Corp	676
		TOTAL AUTO REPAIR, SERVICES AND PARKING	6,408

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
75,964		Advance Auto Parts	2,502
5,463	*	America's Car-Mart, Inc	90
9,627		Asbury Automotive Group, Inc	198
105,066	*	Autonation, Inc	2,196
38,793	*	Autozone, Inc	4,007
75,672	*	Carmax, Inc	3,156
50,363	*	Copart, Inc	1,420
32,325	*	CSK Auto Corp	456
12,002		Lithia Motors, Inc (Class A)	297
11,554	*	MarineMax, Inc	294
80,048	*	O'Reilly Automotive, Inc	2,658
14,443	*	Rush Enterprises, Inc (Class A)	241
21,187		Sonic Automotive, Inc	489
38,791		United Auto Group, Inc	908
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	18,912

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.90%
9,000	*	Builders FirstSource, Inc	137
15,227	*	Central Garden & Pet Co	735
89,346		Fastenal Co	3,446
1,513,126		Home Depot, Inc	54,881
1,102,712		Lowe's Cos, Inc	30,942
80,137		Sherwin-Williams Co	4,470
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	94,611

BUSINESS SERVICES - 7.07%
44,232	*	@Road, Inc	258
34,168	*	24/7 Real Media, Inc	292
283,639	*	3Com Corp	1,251
8,307	*	3D Systems Corp	152
30,587		Aaron Rents, Inc	703
30,959		ABM Industries, Inc	581
19,911	*	Acacia Research (Acacia Technologies)	226
9,477	*	Access Integrated Technologies, Inc	90
195,885	*	Activision, Inc	2,958
40,528	*	Actuate Corp	179
56,661		Acxiom Corp	1,397
16,260		Administaff, Inc	548
426,196	*	Adobe Systems, Inc	15,961
17,568	*	Advent Software, Inc	636
21,459		Advo, Inc	600
80,076	*	Affiliated Computer Services, Inc (Class A)	4,153
40,281	*	Agile Software Corp	263
109,822	*	Akamai Technologies, Inc	5,490
57,994	*	Alliance Data Systems Corp	3,201
16,184	*	Altiris, Inc	341

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
18,475	*	American Reprographics Co	$592
23,326	*	AMN Healthcare Services, Inc	554
11,435	*	Ansoft Corp	285
24,352	*	Ansys, Inc	1,076
54,177	*	aQuantive, Inc	1,280
22,433		Arbitron, Inc	830
48,947	*	Ariba, Inc	367
79,212	*	Art Technology Group, Inc	203
33,163	*	Aspen Technology, Inc	362
11,658	*	Asset Acceptance Capital Corp	189
21,488	*	Audible, Inc	156
164,160	*	Autodesk, Inc	5,709
407,265		Automatic Data Processing, Inc	19,280
71,103	*	Avis Budget Group, Inc	1,300
35,025	*	Avocent Corp	1,055
8,158	*	Bankrate, Inc	218
4,811	*	Barrett Business Services	103
276,849	*	BEA Systems, Inc	4,208
135,178	*	BearingPoint, Inc	1,062
86,266	*	BISYS Group, Inc	937
31,258		Blackbaud, Inc	687
19,831	*	Blackboard, Inc	526
8,392	*	Blue Coat Systems, Inc	151
152,885	*	BMC Software, Inc	4,162
52,351	*	Borland Software Corp	300
12,774	*	Bottomline Technologies, Inc	125
29,566		Brady Corp (Class A)	1,040
34,369		Brink's Co	1,824
322,414		CA, Inc	7,638
21,836	*	CACI International, Inc (Class A)	1,201
200,644	*	Cadence Design Systems, Inc	3,403
34,489		Catalina Marketing Corp	948
46,548	*	CBIZ, Inc	340
107,162	*	Ceridian Corp	2,396
45,571	*	Cerner Corp	2,069
58,214	*	Checkfree Corp	2,405
64,733	*	ChoicePoint, Inc	2,317
55,253	*	Chordiant Software, Inc	170
36,800	*	Ciber, Inc	244
129,500	*	Citrix Systems, Inc	4,689
5,919	*	Clayton Holdings, Inc	74
25,900	*	Clear Channel Outdoor Holdings, Inc	528
5,869	*	Click Commerce, Inc	133
331,660	*	CMGI, Inc	352
106,270	*	CNET Networks, Inc	1,018
14,652	*	Cogent Communications Group, Inc	170
30,867	*	Cogent, Inc	424
33,274		Cognex Corp	841
99,826	*	Cognizant Technology Solutions Corp	7,393
6,637		Computer Programs & Systems, Inc	217
122,000	*	Computer Sciences Corp	5,993
269,635	*	Compuware Corp	2,100
11,985	*	COMSYS IT Partners, Inc	206
24,465	*	Concur Technologies, Inc	356
19,768	*	Convera Corp	105
98,532	*	Convergys Corp	2,035

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
11,471	*	CoStar Group, Inc	$474
21,438	*	Covansys Corp	367
35,280	*	CSG Systems International, Inc	932
22,032	*	Cybersource Corp	261
5,800	*	DealerTrack Holdings, Inc	128
37,676		Deluxe Corp	644
29,125	*	Dendrite International, Inc	285
26,440	*	Digital Insight Corp	775
28,179	*	Digital River, Inc	1,441
42,841	*	DST Systems, Inc	2,642
94,764	*	Earthlink, Inc	689
837,668	*	eBay, Inc	23,756
18,386	*	Echelon Corp	151
31,866	*	Eclipsys Corp	571
15,642	*	eCollege.com, Inc	250
33,247	*	eFunds Corp	804
11,677	*	Electro Rent Corp	199
215,964	*	Electronic Arts, Inc	12,025
369,864		Electronic Data Systems Corp	9,069
14,917	*	Emageon, Inc	233
199,788	*	Emdeon Corp	2,340
42,487	*	Epicor Software Corp	557
8,841	*	EPIQ Systems, Inc	130
93,669		Equifax, Inc	3,439
20,424	*	Equinix, Inc	1,227
15,409	*	eSpeed, Inc (Class A)	142
51,812	*	Evergreen Energy, Inc	545
162,971	*	Expedia, Inc	2,555
28,246	*	F5 Networks, Inc	1,517
29,706		Factset Research Systems, Inc	1,443
47,026		Fair Isaac Corp	1,720
22,225	*	FalconStor Software, Inc	171
70,884		Fidelity National Information Services, Inc	2,623
28,881	*	Filenet Corp	1,006
5,700	*	First Advantage Corp	119
543,176		First Data Corp	22,813
124,231	*	Fiserv, Inc	5,850
9,100	*	Forrester Research, Inc	239
9,437	*	FTD Group, Inc	146
39,457	*	Gartner, Inc (Class A)	694
15,914	*	Gerber Scientific, Inc	238
36,892	*	Getty Images, Inc	1,833
19,091		Gevity HR, Inc	435
23,628	*	Global Cash Access, Inc	357
148,461	*	Google, Inc (Class A)	59,666
8,150	*	H&E Equipment Services, Inc	199
18,495		Healthcare Services Group	465
10,050		Heartland Payment Systems, Inc	261
14,300	*	Heidrick & Struggles International, Inc	515
17,722	*	Hudson Highland Group, Inc	174
37,591	*	Hypercom Corp	255
43,012	*	Hyperion Solutions Corp	1,483
10,436	*	i2 Technologies, Inc	195
4,942	*	ICT Group, Inc	156
12,987	*	iGate Corp	64
16,530	*	IHS, Inc	530

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
141,823		IMS Health, Inc	$3,778
14,150	*	Infocrossing, Inc	190
62,644	*	Informatica Corp	851
23,086	*	Infospace, Inc	426
20,612		infoUSA, Inc	171
11,821	*	Innovative Solutions & Support, Inc	172
7,121		Integral Systems, Inc	223
25,164	*	Interactive Data Corp	502
21,871	*	Intergraph Corp	938
21,565	*	Internap Network Services Corp	328
32,107	*	Internet Capital Group, Inc	303
26,357	*	Internet Security Systems, Inc	732
8,416		Interpool, Inc	189
308,762	*	Interpublic Group of Cos, Inc	3,057
26,296	*	Interwoven, Inc	290
247,322	*	Intuit, Inc	7,937
20,768	*	inVentiv Health, Inc	665
45,508	*	Ipass, Inc	213
81,459	*	Iron Mountain, Inc	3,498
54,563		Jack Henry & Associates, Inc	1,188
18,698	*	JDA Software Group, Inc	288
399,522	*	Juniper Networks, Inc	6,904
15,435	*	Jupitermedia Corp	134
23,902	*	Kanbay International, Inc	491
34,016	*	Keane, Inc	490
13,656		Kelly Services, Inc (Class A)	374
11,281	*	Kenexa Corp	285
21,985	*	Kforce, Inc	262
31,337	*	Kinetic Concepts, Inc	986
10,111	*	Knot, Inc	224
30,104	*	Korn/Ferry International	630
22,157	*	Kronos, Inc	755
37,895	*	Labor Ready, Inc	604
60,403	*	Lamar Advertising Co	3,226
87,730	*	Lawson Software, Inc	636
43,208	*	Lionbridge Technologies	330
4,800	*	Liquidity Services, Inc	75
11,455	*	LoJack Corp	224
23,625	*	Magma Design Automation, Inc	215
19,563	*	Manhattan Associates, Inc	472
62,308		Manpower, Inc	3,818
12,905	*	Mantech International Corp (Class A)	426
13,097	*	Mapinfo Corp	168
16,386	*	Marchex, Inc	251
8,536	*	Marlin Business Services, Inc	178
44,900		Mastercard, Inc	3,159
114,462	*	McAfee, Inc	2,800
56,676	*	Mentor Graphics Corp	798
6,327,942		Microsoft Corp	172,943
7,146	*	MicroStrategy, Inc	728
25,516	*	Midway Games, Inc	224
60,872		MoneyGram International, Inc	1,769
87,911	*	Monster Worldwide, Inc	3,181
76,340	*	Move, Inc	375
73,891	*	MPS Group, Inc	1,116
12,659	*	MRO Software, Inc	325

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
65,955	*	NAVTEQ Corp	$1,722
21,970	*	NCO Group, Inc	576
129,410	*	NCR Corp	5,109
13,908	*	Neoware, Inc	189
19,249	*	Ness Technologies, Inc	257
32,486	*	NetFlix, Inc	740
7,961	*	Netratings, Inc	113
15,388	*	Netscout Systems, Inc	100
27,305	*	NIC, Inc	141
240,507	*	Novell, Inc	1,472
89,300	*	Nuance Communications, Inc	730
120,021		Omnicom Group, Inc	11,234
18,437	*	On Assignment, Inc	181
14,464	*	Online Resources Corp	177
13,382	*	Open Solutions, Inc	386
9,205	*	Opnet Technologies, Inc	121
57,994	*	Opsware, Inc	523
2,824,053	*	Oracle Corp	50,099
25,857	*	Packeteer, Inc	223
76,359	*	Parametric Technology Corp	1,333
13,662	*	PDF Solutions, Inc	150
7,322		Pegasystems, Inc	64
13,179	*	PeopleSupport, Inc	244
12,203	*	Perficient, Inc	191
61,125	*	Perot Systems Corp (Class A)	843
23,907	*	Phase Forward, Inc	285
10,816	*	Portfolio Recovery Associates, Inc	474
12,518	*	PRA International	334
49,575	*	Premiere Global Services, Inc	430
28,939	*	Progress Software Corp	752
8,302		QAD, Inc	67
11,520		Quality Systems, Inc	447
47,410	*	Quest Software, Inc	677
15,387	*	Radiant Systems, Inc	186
15,185	*	Radisys Corp	323
76,360	*	RealNetworks, Inc	810
129,832	*	Red Hat, Inc	2,737
46,999	*	Redback Networks, Inc	652
5,893		Renaissance Learning, Inc	84
49,265	*	Rent-A-Center, Inc	1,443
19,226	*	Rewards Network, Inc	94
46,818		Reynolds & Reynolds Co (Class A)	1,850
10,621	*	RightNow Technologies, Inc	166
106,764		Robert Half International, Inc	3,627
20,193		Rollins, Inc	426
47,690	*	S1 Corp	220
17,942	*	SafeNet, Inc	326
60,056	*	Salesforce.com, Inc	2,155
55,315	*	Sapient Corp	301
35,286	*	Secure Computing Corp	223
205,113		ServiceMaster Co	2,299
8,963	*	SI International, Inc	287
41,569	*	Sitel Corp	125
14,344	*	Smith Micro Software, Inc	206
18,198	*	Sohu.com, Inc	401
45,445	*	SonicWALL, Inc	496

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
183,400	*	Sonus Networks, Inc	$965
43,115		Sotheby's Holdings, Inc (Class A)	1,390
42,038	*	Spherion Corp	301
13,651	*	SPSS, Inc	340
27,379	*	SRA International, Inc (Class A)	823
7,046		Startek, Inc	88
19,979		Stellent, Inc	217
7,178	*	Stratasys, Inc	190
2,481,258	*	Sun Microsystems, Inc	12,332
62,826	*	Sybase, Inc	1,523
20,941	*	SYKES Enterprises, Inc	426
702,114	*	Symantec Corp	14,941
8,784	*	SYNNEX Corp	202
103,427	*	Synopsys, Inc	2,040
4,749		Syntel, Inc	108
52,739	*	Take-Two Interactive Software, Inc	752
11,400		TAL International Group, Inc	242
9,690	*	Taleo Corp	98
22,604		Talx Corp	554
24,393	*	TeleTech Holdings, Inc	381
12,795		TheStreet.com, Inc	136
45,528	*	THQ, Inc	1,328
150,494	*	TIBCO Software, Inc	1,351
16,913	*	TNS, Inc	255
25,671		Total System Services, Inc	586
18,504	*	TradeStation Group, Inc	279
27,282	*	Transaction Systems Architects, Inc	936
2,800	*	Travelzoo, Inc	81
28,864	*	Trizetto Group, Inc	437
15,759	*	Ultimate Software Group, Inc	371
244,520	*	Unisys Corp	1,384
42,307		United Online, Inc	515
45,981	*	United Rentals, Inc	1,069
21,468	*	Universal Compression Holdings, Inc	1,147
72,727	*	Valueclick, Inc	1,348
23,271	*	Vasco Data Security International	241
9,078	*	Verint Systems, Inc	273
174,376	*	VeriSign, Inc	3,522
5,226	*	Vertrue, Inc	205
15,178		Viad Corp	537
20,615	*	Vignette Corp	279
8,100	*	Volt Information Sciences, Inc	288
387,382		Waste Management, Inc	14,209
29,788	*	WebEx Communications, Inc	1,162
4,946	*	WebMD Health Corp	170
38,958	*	webMethods, Inc	298
33,540	*	Websense, Inc	725
12,203	*	WebSideStory, Inc	161
53,517	*	Wind River Systems, Inc	573
23,793	*	Witness Systems, Inc	417
1,003,055	*	Yahoo!, Inc	25,357
		TOTAL BUSINESS SERVICES	742,313

CHEMICALS AND ALLIED PRODUCTS - 9.59%
1,083,209		Abbott Laboratories	52,601
18,485	*	Abraxis BioScience, Inc	514

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
16,937	*	Acadia Pharmaceuticals, Inc	$146
5,579	*	Adams Respiratory Therapeutics, Inc	204
10,982	*	Adeza Biomedical Corp	180
31,936	*	Adolor Corp	443
5,786	*	Advanced Magnetics, Inc	197
38,357	*	ADVENTRX Pharmaceuticals, Inc	105
159,282		Air Products & Chemicals, Inc	10,572
17,349	*	Albany Molecular Research, Inc	162
27,116		Albemarle Corp	1,473
54,470		Alberto-Culver Co	2,756
23,078	*	Alexion Pharmaceuticals, Inc	784
62,565	*	Alkermes, Inc	992
22,480	*	Alnylam Pharmaceuticals, Inc	324
30,087		Alpharma, Inc (Class A)	704
31,268	*	American Oriental Bioengineering, Inc	190
12,379		American Vanguard Corp	173
841,489	*	Amgen, Inc	60,192
21,429	*	Anadys Pharmaceuticals, Inc	62
53,003	*	Andrx Corp	1,295
16,685		Arch Chemicals, Inc	475
33,925	*	Arena Pharmaceuticals, Inc	406
27,489	*	Array Biopharma, Inc	234
27,606	*	Atherogenics, Inc	364
15,864	*	Auxilium Pharmaceuticals, Inc	161
18,741	*	AVANIR Pharmaceuticals	130
10,000	*	Aventine Renewable Energy Holdings, Inc	214
67,006		Avery Dennison Corp	4,032
36,608	*	AVI BioPharma, Inc	133
319,872		Avon Products, Inc	9,807
7,980		Balchem Corp	158
74,758	*	Barr Pharmaceuticals, Inc	3,883
10,191	*	Bentley Pharmaceuticals, Inc	122
16,244	*	BioCryst Pharmaceuticals, Inc	203
27,226	*	Bioenvision, Inc	150
244,250	*	Biogen Idec, Inc	10,913
60,488	*	BioMarin Pharmaceuticals, Inc	861
9,920	*	Bradley Pharmaceuticals, Inc	158
1,397,139		Bristol-Myers Squibb Co	34,817
45,134		Cabot Corp	1,679
28,512		Calgon Carbon Corp	126
20,927		Cambrex Corp	433
5,883	*	Caraco Pharmaceutical Laboratories Ltd	60
52,048		Celanese Corp (Series A)	932
28,958	*	Cell Genesys, Inc	132
42,746	*	Cephalon, Inc	2,640
38,831		CF Industries Holdings, Inc	663
51,302	*	Charles River Laboratories International, Inc	2,227
12,829	*	Chattem, Inc	451
169,387		Chemtura Corp	1,469
46,317		Church & Dwight Co, Inc	1,811
107,265		Clorox Co	6,758
13,144	*	Coley Pharmaceutical Group, Inc	150
365,255		Colgate-Palmolive Co	22,682
17,022	*	Combinatorx, Inc	106
25,200	*	Connetics Corp	275
19,301	*	Conor Medsystems, Inc	455

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
16,097	*	Cotherix, Inc	$114
39,198	*	Cubist Pharmaceuticals, Inc	852
34,138	*	Cypress Bioscience, Inc	249
29,068		Cytec Industries, Inc	1,616
18,758	*	Cytokinetics, Inc	121
62,010		Dade Behring Holdings, Inc	2,490
42,749	*	Dendreon Corp	191
12,457	*	Digene Corp	538
683,348		Dow Chemical Co	26,637
654,560		Du Pont (E.I.) de Nemours & Co	28,041
30,568	*	Durect Corp	125
57,683		Eastman Chemical Co	3,116
128,950		Ecolab, Inc	5,522
697,648		Eli Lilly & Co	39,766
17,426	*	Elizabeth Arden, Inc	282
16,357	*	Emisphere Technologies, Inc	138
42,677	*	Encysive Pharmaceuticals, Inc	184
28,467	*	Enzon Pharmaceuticals, Inc	235
88,465		Estee Lauder Cos (Class A)	3,568
28,545		Ferro Corp	508
26,890		FMC Corp	1,723
231,556	*	Forest Laboratories, Inc	11,719
334,225	*	Genentech, Inc	27,640
16,478	*	Genitope Corp	48
95,847	*	Genta, Inc	75
183,478	*	Genzyme Corp	12,379
24,319		Georgia Gulf Corp	667
51,960	*	Geron Corp	326
323,717	*	Gilead Sciences, Inc	22,239
5,819	*	GTx, Inc	54
45,332		H.B. Fuller Co	1,063
20,149	*	Hana Biosciences, Inc	138
81,444	*	Hercules, Inc	1,284
5,289	*	Hi-Tech Pharmacal Co, Inc	67
111,366	*	Hospira, Inc	4,262
93,140	*	Human Genome Sciences, Inc	1,075
62,547	*	Huntsman Corp	1,138
17,140	*	Idenix Pharmaceuticals, Inc	166
23,187	*	Idexx Laboratories, Inc	2,113
49,238	*	ImClone Systems, Inc	1,394
46,158	*	Immucor, Inc	1,034
33,132	*	Indevus Pharmaceuticals, Inc	196
8,064		Innospec, Inc	240
3,281		Inter Parfums, Inc	62
19,810	*	InterMune, Inc	325
64,690		International Flavors & Fragrances, Inc	2,558
19,768	*	Inverness Medical Innovations, Inc	687
37,219	*	Invitrogen Corp	2,360
18,029	*	Keryx Biopharmaceuticals, Inc	213
174,061	*	King Pharmaceuticals, Inc	2,964
5,472		Koppers Holdings, Inc	104
12,823	*	Kos Pharmaceuticals, Inc	634
2,620		Kronos Worldwide, Inc	75
28,944	*	KV Pharmaceutical Co (Class A)	686
48,599		Lubrizol Corp	2,222
154,338		Lyondell Chemical Co	3,916

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
20,639		MacDermid, Inc	$673
9,202		Mannatech, Inc	163
17,575	*	MannKind Corp	334
23,199	*	Martek Biosciences Corp	499
83,079	*	Medarex, Inc	892
33,866	*	Medicines Co	764
38,713		Medicis Pharmaceutical Corp (Class A)	1,252
8,237	*	Medifast, Inc	71
177,375	*	Medimmune, Inc	5,181
1,549,039		Merck & Co, Inc	64,905
14,765		Meridian Bioscience, Inc	347
15,117	*	Metabasis Therapeutics, Inc	85
55,982	*	MGI Pharma, Inc	963
223,744	*	Millennium Pharmaceuticals, Inc	2,226
14,800		Minerals Technologies, Inc	790
15,457	*	Momenta Pharmaceuticals, Inc	209
382,690		Monsanto Co	17,990
104,583	*	Mosaic Co	1,767
149,169		Mylan Laboratories, Inc	3,003
29,919	*	Myogen, Inc	1,050
40,164	*	Nabi Biopharmaceuticals	232
75,501	*	Nalco Holding Co	1,398
15,424	*	Nastech Pharmaceutical Co, Inc	235
39,147	*	NBTY, Inc	1,146
26,156	*	Neurocrine Biosciences, Inc	281
11,087	*	New River Pharmaceuticals, Inc	285
12,540		NewMarket Corp	729
4,943		NL Industries, Inc	49
18,316	e*	Northfield Laboratories, Inc	263
43,468	*	Novavax, Inc	165
15,161	*	Noven Pharmaceuticals, Inc	366
36,372	*	NPS Pharmaceuticals, Inc	139
36,517	*	Nuvelo, Inc	666
51,638		Olin Corp	793
20,515	*	OM Group, Inc	901
29,263	*	Omnova Solutions, Inc	122
28,523	*	Onyx Pharmaceuticals, Inc	493
30,922	*	OraSure Technologies, Inc	249
40,655	*	OSI Pharmaceuticals, Inc	1,526
21,959	*	Pacific Ethanol, Inc	308
24,948	*	Pain Therapeutics, Inc	215
35,301	*	Panacos Pharmaceuticals, Inc	175
26,028	*	Par Pharmaceutical Cos, Inc	475
17,955	*	Parexel International Corp	594
8,294	*	Parlux Fragrances, Inc	42
81,333	*	PDL BioPharma, Inc	1,562
14,839	*	Penwest Pharmaceuticals Co	247
122,099	*	Peregrine Pharmaceuticals, Inc	155
54,947		Perrigo Co	932
13,027	*	PetMed Express, Inc	136
5,206,729		Pfizer, Inc	147,663
16,760	*	Pharmion Corp	361
7,693	*	Pioneer Cos, Inc	189
67,684	*	PolyOne Corp	564
15,548	*	Pozen, Inc	200
117,731		PPG Industries, Inc	7,897

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
229,620		Praxair, Inc	$13,584
20,200	*	Prestige Brands Holdings, Inc	225
2,329,861		Procter & Gamble Co	144,405
15,641	*	Progenics Pharmaceuticals, Inc	367
21,781	*	Quidel Corp	308
18,760	*	Renovis, Inc	258
104,595	*	Revlon, Inc (Class A)	118
23,386	*	Rockwood Holdings, Inc	467
114,245		Rohm & Haas Co	5,410
82,623		RPM International, Inc	1,569
32,161	*	Salix Pharmaceuticals Ltd	436
32,144	*	Santarus, Inc	239
1,046,495		Schering-Plough Corp	23,117
20,521	*	Sciele Pharma, Inc	387
32,166		Scotts Miracle-Gro Co (Class A)	1,431
33,451		Sensient Technologies Corp	655
77,025	*	Sepracor, Inc	3,731
47,633		Sigma-Aldrich Corp	3,604
27,941	*	Sirna Therapeutics, Inc	156
16,553	*	Solexa, Inc	146
3,797	*	Somaxon Pharmaceuticals, Inc	47
3,400		Stepan Co	99
36,010	*	SuperGen, Inc	168
10,427	*	SurModics, Inc	366
15,482	*	Tanox, Inc	183
1		Teva Pharmaceutical Industries Ltd (ADR)	-	^
31,857		Tronox, Inc	407
36,392		UAP Holding Corp	778
16,914	*	United Therapeutics Corp	889
8,287	*	USANA Health Sciences, Inc	370
63,360		USEC, Inc	611
66,194		Valeant Pharmaceuticals International	1,309
72,315		Valspar Corp	1,924
60,046	*	VCA Antech, Inc	2,165
79,233	*	Vertex Pharmaceuticals, Inc	2,666
47,837	*	Viropharma, Inc	582
4,689	*	Visicu, Inc	42
72,293	*	Watson Pharmaceuticals, Inc	1,892
9,000		Westlake Chemical Corp	288
49,789	*	WR Grace & Co	660
961,048		Wyeth	48,860
11,683	*	Xenoport, Inc	238
26,437	*	Zymogenetics, Inc	446
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,006,998

COAL MINING - 0.16%
36,921	*	Alpha Natural Resources, Inc	582
101,350		Arch Coal, Inc	2,930
130,132		Consol Energy, Inc	4,129
80,635	*	International Coal Group, Inc	340
11,662	*	James River Coal Co	123
58,293		Massey Energy Co	1,221
186,442		Peabody Energy Corp	6,857
14,219		Penn Virginia Corp	902
4,756	*	Westmoreland Coal Co	94
		TOTAL COAL MINING	17,178

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

COMMUNICATIONS - 4.74%
30,232		Alaska Communications Systems Group, Inc	$401
276,108		Alltel Corp	15,324
298,520	*	American Tower Corp (Class A)	10,896
23,675		Anixter International, Inc	1,337
2,759,840		AT&T, Inc	89,860
3,924		Atlantic Tele-Network, Inc	73
10,900	*	Audiovox Corp (Class A)	152
327,767	*	Avaya, Inc	3,750
1,285,329		BellSouth Corp	54,948
37,143	*	Brightpoint, Inc	528
153,216		Cablevision Systems Corp (Class A)	3,480
11,624	*	Cbeyond Communications, Inc	319
15,110		Centennial Communications Corp	81
82,816		CenturyTel, Inc	3,285
284,093	*	Charter Communications, Inc (Class A)	432
180,973	*	Cincinnati Bell, Inc	872
26,654		Citadel Broadcasting Corp	251
231,164		Citizens Communications Co	3,246
357,536		Clear Channel Communications, Inc	10,315
1,381,298	*	Comcast Corp (Class A)	50,901
15,381		Commonwealth Telephone Enterprises, Inc	634
14,680		Consolidated Communications Holdings, Inc	275
206,879	*	Covad Communications Group, Inc	308
32,384	*	Cox Radio, Inc (Class A)	497
142,921	*	Crown Castle International Corp	5,037
13,062	*	Crown Media Holdings, Inc (Class A)	59
12,239		CT Communications, Inc	266
10,054	*	CTC Media, Inc	224
39,520	*	Cumulus Media, Inc (Class A)	378
572,117	*	DIRECTV Group, Inc	11,259
107,468	*	Dobson Communications Corp (Class A)	754
146,385	*	EchoStar Communications Corp (Class A)	4,793
106,094		Embarq Corp	5,132
26,410	*	Emmis Communications Corp (Class A)	324
22,831		Entercom Communications Corp	575
52,691	*	Entravision Communications Corp (Class A)	392
6,340	*	Eschelon Telecom, Inc	108
19,917		Fairpoint Communications, Inc	347
38,815	*	FiberTower Corp	367
5,404	*	Fisher Communications, Inc	225
101,515	*	Foundry Networks, Inc	1,335
38,028	*	General Communication, Inc (Class A)	471
47,416		Global Payments, Inc	2,087
14,920		Golden Telecom, Inc	451
29,084		Gray Television, Inc	186
18,785		Hearst-Argyle Television, Inc	431
127,572	*	IAC/InterActiveCorp	3,669
39,942	*	IDT Corp (Class B)	576
16,276	*	InPhonic, Inc	129
22,094		Iowa Telecommunications Services, Inc	437
11,781	*	iPCS, Inc	631
35,358	*	j2 Global Communications, Inc	961
31,262	*	Leap Wireless International, Inc	1,516
851,417	*	Level 3 Communications, Inc	4,555

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
326,770	*	Liberty Global, Inc	$8,411
99,806	*	Liberty Media Holding Corp (Capital)	8,341
499,105	*	Liberty Media Holding Corp (Interactive)	10,172
19,340	*	Lightbridge, Inc	227
17,509	*	Lin TV Corp (Class A)	136
11,186	*	Lodgenet Entertainment Corp	211
28,940	*	Mastec, Inc	320
42,748	*	Mediacom Communications Corp	304
44,363	*	NeuStar, Inc	1,231
97,150	*	NII Holdings, Inc (Class B)	6,039
9,887		North Pittsburgh Systems, Inc	249
20,547	*	Novatel Wireless, Inc	198
10,300	*	NTELOS Holdings Corp	132
39,017	*	Pegasus Wireless Corp	24
1,123,682	*	Qwest Communications International, Inc	9,799
57,767	*	Radio One, Inc (Class D)	361
20,736	*	RCN Corp	587
8,327		Salem Communications Corp (Class A)	94
12,986	*	SAVVIS, Inc	370
77,086	*	SBA Communications Corp	1,876
5,360		Shenandoah Telecom Co	233
29,018		Sinclair Broadcast Group, Inc (Class A)	228
31,566	*	Spanish Broadcasting System, Inc (Class A)	138
2,060,340		Sprint Nextel Corp	35,335
9,587		SureWest Communications	187
16,874	*	Syniverse Holdings, Inc	253
28,001	*	Talk America Holdings, Inc	266
77,410		Telephone & Data Systems, Inc	3,259
24,161	*	Terremark Worldwide, Inc	134
54,997	*	TiVo, Inc	417
155,568	*	Univision Communications, Inc (Class A)	5,342
11,370	*	US Cellular Corp	679
18,421		USA Mobility, Inc	421
2,078,836		Verizon Communications, Inc	77,187
450,960	*	Viacom, Inc	16,767
21,965	*	Vonage Holdings Corp	151
21,299	*	West Corp	1,029
316,659		Windstream Corp	4,177
38,447	*	Wireless Facilities, Inc	82
185,055	*	XM Satellite Radio Holdings, Inc	2,385
		TOTAL COMMUNICATIONS	497,592

DEPOSITORY INSTITUTIONS - 10.37%
9,281		1st Source Corp	274
5,043		Abington Community Bancorp, Inc	76
7,930	*	ACE Cash Express, Inc	237
10,688		Alabama National Bancorp	729
16,250		Amcore Financial, Inc	492
6,684		AmericanWest Bancorp	142
7,905		Ameris Bancorp	215
248,799		AmSouth Bancorp	7,225
16,200		Anchor Bancorp Wisconsin, Inc	463
7,377		Arrow Financial Corp	187
96,885		Associated Banc-Corp	3,149
64,928		Astoria Financial Corp	2,001
5,016		Bancfirst Corp	234

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
7,613	*	Bancorp, Inc	$194
55,303		Bancorpsouth, Inc	1,535
5,589		BancTrust Financial Group, Inc	156
48,672		Bank Mutual Corp	590
3,239,159		Bank of America Corp	173,522
10,885		Bank of Granite Corp	191
38,376		Bank of Hawaii Corp	1,848
537,990		Bank of New York Co, Inc	18,971
8,348		Bank of the Ozarks, Inc	283
33,271		BankAtlantic Bancorp, Inc (Class A)	473
17,629		BankFinancial Corp	308
22,200		BankUnited Financial Corp (Class A)	579
8,647		Banner Corp	355
388,335		BB&T Corp	17,001
6,060		Berkshire Hills Bancorp, Inc	217
13,613	*	BFC Financial Corp	79
16,366		BOK Financial Corp	861
24,206		Boston Private Financial Holdings, Inc	675
49,152		Brookline Bancorp, Inc	676
6,621		Cadence Financial Corp	134
5,218		Camden National Corp	210
9,158		Capital City Bank Group, Inc	285
6,231		Capital Corp of the West	193
9,528		Capitol Bancorp Ltd	424
16,280		Capitol Federal Financial	579
16,258		Cardinal Financial Corp	178
15,878		Cascade Bancorp	596
4,003		Cass Information Systems, Inc	133
36,547		Cathay General Bancorp	1,319
40,600	*	Centennial Bank Holdings, Inc	393
7,848		Center Financial Corp	187
6,230		Centerstate Banks of Florida, Inc	125
20,935		Central Pacific Financial Corp	766
2,526		Charter Financial Corp	101
16,601		Chemical Financial Corp	493
32,874		Chittenden Corp	943
3,529,040		Citigroup, Inc	175,287
31,916		Citizens Banking Corp	838
6,091		Citizens First Bancorp, Inc	155
6,207		City Bank	292
12,921		City Holding Co	515
30,438		City National Corp	2,041
8,907		Clifton Savings Bancorp, Inc	100
11,061		Coastal Financial Corp	139
10,291		CoBiz, Inc	235
111,410		Colonial Bancgroup, Inc	2,730
6,977		Columbia Bancorp	173
10,948		Columbia Banking System, Inc	350
115,438		Comerica, Inc	6,571
131,187		Commerce Bancorp, Inc	4,816
47,443		Commerce Bancshares, Inc	2,399
33,232		Commercial Capital Bancorp, Inc	530
3,531	*	Community Bancorp	108
3,594		Community Bancorp, Inc	147
20,690		Community Bank System, Inc	458
17,049		Community Banks, Inc	457

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
9,922		Community Trust Bancorp, Inc	$374
91,713		Compass Bancshares, Inc	5,226
27,635		Corus Bankshares, Inc	618
40,426		Cullen/Frost Bankers, Inc	2,337
43,491		CVB Financial Corp	642
19,824		Dime Community Bancshares	292
7,041	*	Dollar Financial Corp	154
15,167		Downey Financial Corp	1,009
42,390		East West Bancorp, Inc	1,679
5,234		Enterprise Financial Services Corp	162
24,890	*	Euronet Worldwide, Inc	611
4,024		Farmers Capital Bank Corp	136
17,767		Fidelity Bankshares, Inc	693
339,233		Fifth Third Bancorp	12,918
7,060		First Bancorp	144
48,962		First Bancorp	542
10,765		First Busey Corp (Class A)	244
23,638		First Charter Corp	569
4,516		First Citizens Bancshares, Inc (Class A)	863
51,852		First Commonwealth Financial Corp	676
13,330		First Community Bancorp, Inc	746
6,565		First Community Bancshares, Inc	219
23,858		First Financial Bancorp	380
14,678		First Financial Bankshares, Inc	560
8,954		First Financial Corp	286
8,300		First Financial Holdings, Inc	284
87,681		First Horizon National Corp	3,333
8,910		First Indiana Corp	232
12,330		First Merchants Corp	292
34,833		First Midwest Bancorp, Inc	1,320
79,187		First Niagara Financial Group, Inc	1,155
10,172		First Place Financial Corp	230
4,965	*	First Regional Bancorp	169
14,991		First Republic Bank	638
5,157		First South Bancorp, Inc	158
12,414		First State Bancorporation	322
11,872	*	FirstFed Financial Corp	673
59,714		FirstMerit Corp	1,384
10,052		Flag Financial Corp	252
25,530		Flagstar Bancorp, Inc	371
12,979		Flushing Financial Corp	227
43,167		FNB Corp	719
4,667		FNB Corp	168
16,647	*	Franklin Bank Corp	331
46,892		Fremont General Corp	656
28,387		Frontier Financial Corp	736
123,318		Fulton Financial Corp	1,997
8,916		GB&T Bancshares, Inc	188
22,852		Glacier Bancorp, Inc	781
187,087		Golden West Financial Corp	14,452
7,290		Great Southern Bancorp, Inc	205
36,753		Greater Bay Bancorp	1,037
6,221		Greene County Bancshares, Inc	227
19,896		Hancock Holding Co	1,065
27,371		Hanmi Financial Corp	536
16,296		Harbor Florida Bancshares, Inc	722

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
19,713		Harleysville National Corp	$396
10,342		Heartland Financial USA, Inc	266
8,209		Heritage Commerce Corp	190
4,522		Home Federal Bancorp, Inc	70
6,837		Horizon Financial Corp	204
412,175		Hudson City Bancorp, Inc	5,461
177,731		Huntington Bancshares, Inc	4,253
6,962		IBERIABANK Corp	425
9,704		Independent Bank Corp	316
16,011		Independent Bank Corp	389
45,100		IndyMac Bancorp, Inc	1,856
12,591		Integra Bank Corp	318
11,376		Interchange Financial Services Corp	257
32,243		International Bancshares Corp	957
3,408	*	Intervest Bancshares Corp	148
37,852	*	Investors Bancorp, Inc	571
47,994		Investors Financial Services Corp	2,068
15,442		Irwin Financial Corp	302
3,467		ITLA Capital Corp	186
2,478,054		JPMorgan Chase & Co	116,369
14,732		Kearny Financial Corp	224
287,342		Keycorp	10,758
22,471		KNBT Bancorp, Inc	361
13,136		Lakeland Bancorp, Inc	188
8,565		Lakeland Financial Corp	201
54,060		M&T Bank Corp	6,485
10,326		Macatawa Bank Corp	236
23,701		MAF Bancorp, Inc	979
10,957		MainSource Financial Group, Inc	186
175,240		Marshall & Ilsley Corp	8,443
20,931		MB Financial, Inc	772
9,839		MBT Financial Corp	146
293,956		Mellon Financial Corp	11,494
5,125		Mercantile Bank Corp	203
87,493		Mercantile Bankshares Corp	3,173
4,987		MetroCorp Bancshares, Inc	113
15,609		Mid-State Bancshares	427
11,521		Midwest Banc Holdings, Inc	281
15,140		Nara Bancorp, Inc	277
1,893		NASB Financial, Inc	75
406,231		National City Corp	14,868
34,239		National Penn Bancshares, Inc	672
24,427		NBT Bancorp, Inc	568
34,157	*	Net 1 UEPS Technologies, Inc	781
31,499		NetBank, Inc	191
209,850		New York Community Bancorp, Inc	3,437
78,754		NewAlliance Bancshares, Inc	1,154
330,674		North Fork Bancorporation, Inc	9,471
5,709	*	Northern Empire Bancshares	160
154,976		Northern Trust Corp	9,055
12,217		Northwest Bancorp, Inc	312
6,026		OceanFirst Financial Corp	129
50,588		Old National Bancorp	966
8,710		Old Second Bancorp, Inc	261
8,719		Omega Financial Corp	262
17,777		Oriental Financial Group, Inc	212

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
33,369		Pacific Capital Bancorp	$900
9,214		Park National Corp	922
34,547		Partners Trust Financial Group, Inc	370
5,884		Pennfed Financial Services, Inc	99
6,808		Peoples Bancorp, Inc	199
41,197		People's Bank	1,632
17,415		PFF Bancorp, Inc	645
10,869	*	Pinnacle Financial Partners, Inc	389
8,230		Placer Sierra Bancshares	183
209,955		PNC Financial Services Group, Inc	15,209
199,298		Popular, Inc	3,874
2,891		Preferred Bank	173
9,582		Premierwest Bancorp	153
12,613		PrivateBancorp, Inc	577
17,101		Prosperity Bancshares, Inc	582
25,227		Provident Bankshares Corp	935
53,846		Provident Financial Services, Inc	997
30,181		Provident New York Bancorp	413
4,843	*	QC Holdings, Inc	58
20,438		R & G Financial Corp (Class B)	152
323,990		Regions Financial Corp	11,920
10,908		Renasant Corp	306
53,343		Republic Bancorp, Inc	711
5,815		Republic Bancorp, Inc (Class A)	123
6,115		Rockville Financial, Inc	89
3,186		Royal Bancshares of Pennsylvania (Class A)	86
20,998		S&T Bancorp, Inc	682
8,198		S.Y. Bancorp, Inc	243
9,617		Sandy Spring Bancorp, Inc	340
4,873		Santander BanCorp	92
5,559		SCBT Financial Corp	208
9,460		Seacoast Banking Corp of Florida	286
10,334		Security Bank Corp	234
6,056		Shore Bancshares, Inc	174
3,786		Sierra Bancorp	118
20,862	*	Signature Bank	645
9,660		Simmons First National Corp (Class A)	280
70,064		Sky Financial Group, Inc	1,745
5,534		Smithtown Bancorp, Inc	149
53,177		South Financial Group, Inc	1,384
7,964		Southside Bancshares, Inc	213
9,257		Southwest Bancorp, Inc	239
277,900		Sovereign Bancorp, Inc	5,978
7,406		State National Bancshares, Inc	281
234,357		State Street Corp	14,624
13,290		Sterling Bancorp	261
32,398		Sterling Bancshares, Inc	656
17,306		Sterling Financial Corp	381
23,685		Sterling Financial Corp	768
7,140		Suffolk Bancorp	228
7,043		Summit Bancshares, Inc	198
8,334	*	Sun Bancorp, Inc	157
256,991		SunTrust Banks, Inc	19,860
9,642	*	Superior Bancorp	111
34,534		Susquehanna Bancshares, Inc	844
25,915	*	SVB Financial Group	1,157

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
193,183		Synovus Financial Corp	$5,674
4,565		Taylor Capital Group, Inc	135
98,216		TCF Financial Corp	2,582
71,665		TD Banknorth, Inc	2,070
16,293	*	Texas Capital Bancshares, Inc	305
32,340		Texas Regional Bancshares, Inc (Class A)	1,243
6,541		Texas United Bancshares, Inc	216
14,873		TierOne Corp	505
6,413		Tompkins Trustco, Inc	291
9,919		Trico Bancshares	245
51,426		Trustco Bank Corp NY	557
34,436		Trustmark Corp	1,082
67,163		UCBH Holdings, Inc	1,173
24,432		UMB Financial Corp	893
39,940		Umpqua Holdings Corp	1,142
5,944		Union Bankshares Corp	263
40,776		UnionBanCal Corp	2,483
27,662		United Bankshares, Inc	1,030
24,124		United Community Banks, Inc	725
18,456		United Community Financial Corp	227
5,067		United Security Bancshares	114
7,380		Univest Corp of Pennsylvania	213
1,262,753		US Bancorp	41,949
8,850		USB Holding Co, Inc	195
81,802		Valley National Bancorp	2,092
5,377		Vineyard National Bancorp	140
11,237	*	Virginia Commerce Bancorp	249
6,936		Virginia Financial Group, Inc	190
75,924		W Holding Co, Inc	449
1,143,323		Wachovia Corp	63,797
62,928		Washington Federal, Inc	1,412
678,556		Washington Mutual, Inc	29,497
8,575		Washington Trust Bancorp, Inc	227
7,507	*	Wauwatosa Holdings, Inc	132
38,342		Webster Financial Corp	1,806
2,396,228		Wells Fargo & Co	86,696
15,679		WesBanco, Inc	458
11,639		West Bancorporation, Inc	199
10,009		West Coast Bancorp	306
23,845		Westamerica Bancorporation	1,204
9,370	*	Western Alliance Bancorp	308
3,341		Westfield Financial, Inc	106
46,684		Whitney Holding Corp	1,670
10,590		Willow Grove Bancorp, Inc	166
49,013		Wilmington Trust Corp	2,184
9,638		Wilshire Bancorp, Inc	184
17,249		Wintrust Financial Corp	865
4,467		WSFS Financial Corp	278
6,959		Yardville National Bancorp	248
75,374		Zions Bancorporation	6,016
		TOTAL DEPOSITORY INSTITUTIONS	1,089,225

EATING AND DRINKING PLACES - 0.95%
18,260	*	AFC Enterprises	264
52,629		Applebees International, Inc	1,132
80,217		Aramark Corp (Class B)	2,636

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
9,771	*	BJ's Restaurants, Inc	$215
24,778		Bob Evans Farms, Inc	750
60,177		Brinker International, Inc	2,412
4,688	*	Buffalo Wild Wings, Inc	179
13,696	*	California Pizza Kitchen, Inc	410
22,046		CBRL Group, Inc	891
24,364	*	CEC Entertainment, Inc	768
5,700	*	Chipotle Mexican Grill, Inc	283
43,748		CKE Restaurants, Inc	731
23,913	*	Cosi, Inc	128
105,389		Darden Restaurants, Inc	4,476
75,312	*	Denny's Corp	257
26,859		Domino's Pizza, Inc	689
13,878		IHOP Corp	643
25,157	*	Jack in the Box, Inc	1,313
39,881	*	Krispy Kreme Doughnuts, Inc	323
12,903		Landry's Restaurants, Inc	389
15,749		Lone Star Steakhouse & Saloon, Inc	437
15,891	*	Luby's, Inc	157
8,310	*	McCormick & Schmick's Seafood Restaurants, Inc	187
885,526		McDonald's Corp	34,642
7,205	*	Morton's Restaurant Group, Inc	111
14,289	*	O'Charleys, Inc	271
45,407		OSI Restaurant Partners, Inc	1,440
17,432	*	Papa John's International, Inc	629
18,015	*	PF Chang's China Bistro, Inc	625
25,931	*	Rare Hospitality International, Inc	792
11,853	*	Red Robin Gourmet Burgers, Inc	547
43,367		Ruby Tuesday, Inc	1,223
10,929	*	Ruth's Chris Steak House, Inc	206
28,133	*	Ryan's Restaurant Group, Inc	446
65,546	*	Sonic Corp	1,482
541,772	*	Starbucks Corp	18,447
37,299	*	Texas Roadhouse, Inc (Class A)	458
56,182	*	The Cheesecake Factory, Inc	1,528
19,171	*	The Steak N Shake Co	324
20,980		Tim Hortons, Inc	552
43,886		Triarc Cos (Class B)	664
82,207		Wendy's International, Inc	5,508
193,168		Yum! Brands, Inc	10,054
		TOTAL EATING AND DRINKING PLACES	99,619

EDUCATIONAL SERVICES - 0.13%
99,088	*	Apollo Group, Inc (Class A)	4,879
69,330	*	Career Education Corp	1,560
62,840	*	Corinthian Colleges, Inc	679
44,265	*	DeVry, Inc	942
12,416	*	Educate, Inc	99
31,812	*	ITT Educational Services, Inc	2,109
32,368	*	Laureate Education, Inc	1,549
3,041	*	Lincoln Educational Services Corp	50
10,353		Strayer Education, Inc	1,120
14,801	*	Universal Technical Institute, Inc	265
		TOTAL EDUCATIONAL SERVICES	13,252

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
ELECTRIC, GAS, AND SANITARY SERVICES - 4.06%
469,905	*	AES Corp	$9,581
55,295		AGL Resources, Inc	2,018
117,851	*	Allegheny Energy, Inc	4,734
17,427		Allete, Inc	757
83,591		Alliant Energy Corp	2,987
171,684	*	Allied Waste Industries, Inc	1,935
146,154		Ameren Corp	7,715
10,902		American Ecology Corp	215
272,937		American Electric Power Co, Inc	9,927
11,397		American States Water Co	436
91,379		Aqua America, Inc	2,005
276,036	*	Aquila, Inc	1,195
55,777		Atmos Energy Corp	1,592
35,312		Avista Corp	836
23,485		Black Hills Corp	789
11,807		California Water Service Group	436
8,600		Cascade Natural Gas Corp	224
13,533	*	Casella Waste Systems, Inc (Class A)	140
219,360		Centerpoint Energy, Inc	3,141
13,300		CH Energy Group, Inc	685
11,577	*	Clean Harbors, Inc	504
34,284		Cleco Corp	865
158,525	*	CMS Energy Corp	2,289
174,182		Consolidated Edison, Inc	8,047
127,339		Constellation Energy Group, Inc	7,538
85,275	*	Covanta Holding Corp	1,836
7,459		Crosstex Energy, Inc	668
246,013		Dominion Resources, Inc	18,818
81,392		DPL, Inc	2,207
124,122		DTE Energy Co	5,152
874,614		Duke Energy Corp	26,413
55,546		Duquesne Light Holdings, Inc	1,092
271,740	*	Dynegy, Inc (Class A)	1,505
231,450		Edison International	9,638
490,451		El Paso Corp	6,690
37,424	*	El Paso Electric Co	836
21,443		Empire District Electric Co	480
51,695		Energen Corp	2,164
105,644		Energy East Corp	2,506
4,326		EnergySouth, Inc	146
147,811		Entergy Corp	11,563
474,564		Exelon Corp	28,730
234,359		FirstEnergy Corp	13,091
287,406		FPL Group, Inc	12,933
58,400		Great Plains Energy, Inc	1,812
59,766		Hawaiian Electric Industries, Inc	1,617
31,800		Idacorp, Inc	1,202
9,000		ITC Holdings Corp	281
124,443		KeySpan Corp	5,120
74,758		Kinder Morgan, Inc	7,838
14,800		Laclede Group, Inc	475
4,287		Markwest Hydrocarbon, Inc	120
126,412		MDU Resources Group, Inc	2,824
17,794		Metal Management, Inc	495
14,002		MGE Energy, Inc	453
212,946	*	Mirant Corp	5,816

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
60,017		National Fuel Gas Co	$2,182
20,377		New Jersey Resources Corp	1,005
31,841		Nicor, Inc	1,362
192,386		NiSource, Inc	4,182
110,953		Northeast Utilities	2,582
19,700		Northwest Natural Gas Co	774
24,616		NorthWestern Corp	861
97,458	*	NRG Energy, Inc	4,415
77,992		NSTAR	2,602
65,881		OGE Energy Corp	2,379
83,507		Oneok, Inc	3,156
4,962		Ormat Technologies, Inc	162
19,998		Otter Tail Corp	585
28,241		Peoples Energy Corp	1,148
135,856		Pepco Holdings, Inc	3,284
246,602		PG&E Corp	10,271
5,490	*	Pico Holdings, Inc	179
55,022		Piedmont Natural Gas Co, Inc	1,393
9,700	*	Pike Electric Corp	145
69,890		Pinnacle West Capital Corp	3,149
51,193	*	Plug Power, Inc	208
49,642		PNM Resources, Inc	1,369
18,623		Portland General Electric Co	455
268,142		PPL Corp	8,822
179,245		Progress Energy, Inc	8,134
34,100	v*	Progress Energy, Inc	-	^
178,649		Public Service Enterprise Group, Inc	10,932
81,607		Puget Energy, Inc	1,855
60,286		Questar Corp	4,930
218,035	*	Reliant Energy, Inc	2,684
84,543		Republic Services, Inc	3,399
10,949		Resource America, Inc (Class A)	228
82,839		SCANA Corp	3,336
182,518		Sempra Energy	9,172
156,780	*	Sierra Pacific Resources	2,248
10,436		SJW Corp	312
20,851		South Jersey Industries, Inc	624
527,200		Southern Co	18,167
70,887		Southern Union Co	1,872
28,345		Southwest Gas Corp	944
16,033		Southwest Water Co	196
32,405	*	Stericycle, Inc	2,262
43,822		Synagro Technologies, Inc	185
147,575		TECO Energy, Inc	2,310
324,570		TXU Corp	20,293
75,102		UGI Corp	1,836
16,909		UIL Holdings Corp	634
27,250		Unisource Energy Corp	908
55,079		Vectren Corp	1,479
34,090	*	Waste Connections, Inc	1,292
3,755		Waste Industries USA, Inc	101
19,253	*	Waste Services, Inc	176
63,646		Westar Energy, Inc	1,497
34,425		WGL Holdings, Inc	1,079
420,384		Williams Cos, Inc	10,035
85,326		Wisconsin Energy Corp	3,681

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
32,582		WPS Resources Corp	$1,617
286,748		Xcel Energy, Inc	5,921
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	426,121

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.99%
22,958	*	Actel Corp	357
32,485		Acuity Brands, Inc	1,475
82,321	*	Adaptec, Inc	363
84,290	*	ADC Telecommunications, Inc	1,264
48,307		Adtran, Inc	1,152
25,828	*	Advanced Analogic Technologies, Inc	142
23,059	*	Advanced Energy Industries, Inc	393
344,104	*	Advanced Micro Devices, Inc	8,551
50,885	*	Aeroflex, Inc	523
120,128	*	Agere Systems, Inc	1,794
257,396	*	Altera Corp	4,731
121,330		American Power Conversion Corp	2,664
22,354	*	American Superconductor Corp	207
49,807		Ametek, Inc	2,169
30,350	*	AMIS Holdings, Inc	288
73,099	*	Amkor Technology, Inc	377
63,552		Amphenol Corp (Class A)	3,936
34,135	*	Anadigics, Inc	244
257,160		Analog Devices, Inc	7,558
115,349	*	Andrew Corp	1,065
215,447	*	Applied Micro Circuits Corp	623
78,929	*	Arris Group, Inc	905
36,600	*	Atheros Communications, Inc	664
305,367	*	Atmel Corp	1,844
25,930	*	ATMI, Inc	754
119,087	*	Avanex Corp	206
91,286	*	Avnet, Inc	1,791
34,410		AVX Corp	609
25,562		Baldor Electric Co	788
7,316		Bel Fuse, Inc (Class B)	235
46,750	*	Benchmark Electronics, Inc	1,257
39,879	*	Bookham, Inc	128
323,478	*	Broadcom Corp (Class A)	9,814
54,936	*	Broadwing Corp	693
192,337	*	Brocade Communications Systems, Inc	1,358
15,961	*	CalAmp Corp	97
74,524	*	Capstone Turbine Corp	105
14,680	*	Carrier Access Corp	104
33,107	*	C-COR, Inc	284
19,182	*	Ceradyne, Inc	788
27,817	*	Checkpoint Systems, Inc	459
19,747	*	China BAK Battery, Inc	133
59,823	*	Ciena Corp	1,630
4,357,896	*	Cisco Systems, Inc	100,232
9,288	*	Color Kinetics, Inc	158
15,327	*	Comtech Telecommunications Corp	513
141,341	*	Comverse Technology, Inc	3,030
352,109	*	Conexant Systems, Inc	704
5,037	*	CPI International, Inc	66
54,881	*	Cree, Inc	1,104
23,637		CTS Corp	326

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
14,434		Cubic Corp	$283
99,731	*	Cypress Semiconductor Corp	1,772
14,124	*	Diodes, Inc	610
6,977	*	Directed Electronics, Inc	105
31,325	*	Ditech Networks, Inc	242
24,777	*	Dolby Laboratories, Inc (Class A)	492
21,955	*	DSP Group, Inc	502
10,894	*	DTS, Inc	231
23,062	*	Electro Scientific Industries, Inc	475
25,991	*	Emcore Corp	154
292,429		Emerson Electric Co	24,523
10,542	*	EMS Technologies, Inc	198
43,912	*	Energizer Holdings, Inc	3,161
27,809	*	Energy Conversion Devices, Inc	1,030
31,307	*	EnerSys	502
47,369	*	Evergreen Solar, Inc	393
25,111	*	Exar Corp	334
85,596	*	Fairchild Semiconductor International, Inc	1,601
166,394	*	Finisar Corp	604
16,105		Franklin Electric Co, Inc	856
288,068	*	Freescale Semiconductor, Inc (Class B)	10,949
37,000	*	FuelCell Energy, Inc	282
168,527	*	Gemstar-TV Guide International, Inc	560
17,954	*	Genlyte Group, Inc	1,278
69,879	*	GrafTech International Ltd	408
16,954	*	Greatbatch, Inc	383
47,595		Harman International Industries, Inc	3,971
54,755	*	Harmonic, Inc	402
95,854		Harris Corp	4,265
66,363	*	Hexcel Corp	939
9,138	*	Hittite Microwave Corp	407
585,253		Honeywell International, Inc	23,937
16,902	*	Hutchinson Technology, Inc	355
8,150	*	ID Systems, Inc	193
14,709	*	Ikanos Communications, Inc	173
24,375		Imation Corp	979
142,327	*	Integrated Device Technology, Inc	2,286
4,131,652		Intel Corp	84,988
38,828	*	Interdigital Communications Corp	1,324
31,824	*	International DisplayWorks, Inc	203
50,270	*	International Rectifier Corp	1,751
100,792		Intersil Corp (Class A)	2,474
13,338		Inter-Tel, Inc	288
28,293	*	InterVoice, Inc	179
7,978	*	iRobot Corp	160
16,725	*	IXYS Corp	140
1,168,934	*	JDS Uniphase Corp	2,560
66,338	*	Kemet Corp	535
87,515		L-3 Communications Holdings, Inc	6,855
9,858	*	Lamson & Sessions Co	235
81,127	*	Lattice Semiconductor Corp	553
29,989		Lincoln Electric Holdings, Inc	1,633
217,933		Linear Technology Corp	6,782
17,104	*	Littelfuse, Inc	594
8,072	*	Loral Space & Communications, Inc	212
12,960		LSI Industries, Inc	211

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
273,821	*	LSI Logic Corp	$2,251
3,163,448	*	Lucent Technologies, Inc	7,402
37,299	*	Mattson Technology, Inc	310
227,883		Maxim Integrated Products, Inc	6,397
10,311	*	Maxwell Technologies, Inc	210
116,831	*	McData Corp (Class A)	588
14,709	*	Medis Technologies Ltd	363
104,275	*	MEMC Electronic Materials, Inc	3,820
13,858	*	Mercury Computer Systems, Inc	164
23,004		Methode Electronics, Inc	219
9,176	*	Metrologic Instruments, Inc	167
52,075	*	Micrel, Inc	499
152,345		Microchip Technology, Inc	4,939
514,474	*	Micron Technology, Inc	8,952
50,054	*	Microsemi Corp	944
45,471	*	Microtune, Inc	221
78,136	*	Mindspeed Technologies, Inc	135
33,720	*	MIPS Technologies, Inc	228
21,021	*	Mobility Electronics, Inc	117
98,307		Molex, Inc	3,831
15,444	*	Monolithic Power Systems, Inc	146
25,239	*	Moog, Inc	875
16,612	*	MoSys, Inc	112
1,755,381		Motorola, Inc	43,885
89,555	*	MRV Communications, Inc	247
6,600	*	Multi-Fineline Electronix, Inc	167
3,138		National Presto Industries, Inc	173
239,672		National Semiconductor Corp	5,639
12,200	v*	NCP Litigation Trust	-	^
11,165	*	Netlogic Microsystems, Inc	283
265,461	*	Network Appliance, Inc	9,825
90,589	*	Novellus Systems, Inc	2,506
254,885	*	Nvidia Corp	7,542
38,261	*	Omnivision Technologies, Inc	546
107,891	*	ON Semiconductor Corp	634
68,043	*	Openwave Systems, Inc	637
9,902	*	Oplink Communications Inc	198
11,903	*	Optical Communication Products, Inc	23
8,504	*	OSI Systems, Inc	167
13,852		Park Electrochemical Corp	439
13,058	*	Parkervision, Inc	95
14,362	*	Pericom Semiconductor Corp	140
29,346	*	Photronics, Inc	415
33,939		Plantronics, Inc	595
32,750	*	Plexus Corp	629
15,100	*	PLX Technology, Inc	157
149,597	*	PMC - Sierra, Inc	889
63,037	*	Polycom, Inc	1,546
18,026	*	Portalplayer, Inc	203
3,961	*	Powell Industries, Inc	88
51,516	*	Power-One, Inc	373
80,035	*	Powerwave Technologies, Inc	608
114,551	*	QLogic Corp	2,165
1,189,318		Qualcomm, Inc	43,232
42,142	*	Quantum Fuel Systems Technologies Worldwide, Inc	83
95,116		RadioShack Corp	1,836

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
12,522	*	Radyne Corp	$153
67,206	*	Rambus, Inc	1,172
11,399		Raven Industries, Inc	342
21,863		Regal-Beloit Corp	951
136,611	*	RF Micro Devices, Inc	1,036
121,502		Rockwell Collins, Inc	6,663
12,342	*	Rogers Corp	762
385,770	*	Sanmina-SCI Corp	1,443
52,119	*	Semtech Corp	665
56,384	*	Silicon Image, Inc	717
35,139	*	Silicon Laboratories, Inc	1,090
72,899	*	Silicon Storage Technology, Inc	300
17,679	*	Sirenza Microdevices, Inc	140
999,035	*	Sirius Satellite Radio, Inc	3,906
114,187	*	Skyworks Solutions, Inc	593
29,816	*	Spansion, Inc	497
28,315	*	Spectrum Brands, Inc	239
7,603	*	Staktek Holdings, Inc	45
14,503	*	Standard Microsystems Corp	412
67,907	*	Stratex Networks, Inc	302
7,800	*	Sunpower Corp	216
8,595	*	Supertex, Inc	334
129,793	*	Sycamore Networks, Inc	491
35,188	*	Symmetricom, Inc	284
17,207	*	Synaptics, Inc	419
30,703		Technitrol, Inc	916
38,663	*	Tekelec	501
26,817		Teleflex, Inc	1,492
318,617	*	Tellabs, Inc	3,492
32,712	*	Tessera Technologies, Inc	1,138
1,110,835		Texas Instruments, Inc	36,935
43,626	*	Thomas & Betts Corp	2,081
141,203	*	Transmeta Corp	162
71,856	*	Transwitch Corp	101
41,394	*	Trident Microsystems, Inc	963
105,731	*	Triquint Semiconductor, Inc	550
32,309	*	TTM Technologies, Inc	378
6,706	*	Ulticom, Inc	70
16,474	*	Universal Display Corp	182
8,900	*	Universal Electronics, Inc	169
92,381	*	Utstarcom, Inc	819
40,586	*	Varian Semiconductor Equipment Associates, Inc	1,490
15,575	*	Viasat, Inc	391
12,845		Vicor Corp	148
9,190	*	Virage Logic Corp	84
120,423	*	Vishay Intertechnology, Inc	1,691
13,179	*	Volterra Semiconductor Corp	214
51,562		Whirlpool Corp	4,337
244,357		Xilinx, Inc	5,364
61,727	*	Zhone Technologies, Inc	66
9,976	*	Zoltek Cos, Inc	255
35,864	*	Zoran Corp	577
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	628,760

ENGINEERING AND MANAGEMENT SERVICES - 0.74%
13,465	*	Advisory Board Co	680

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
75,904	*	Amylin Pharmaceuticals, Inc	$3,345
54,636	*	Applera Corp (Celera Genomics Group)	761
40,510	*	Ariad Pharmaceuticals, Inc	177
7,981		CDI Corp	165
246,734	*	Celgene Corp	10,684
8,356	*	Cornell Cos, Inc	144
29,566		Corporate Executive Board Co	2,658
8,400	*	CRA International, Inc	400
33,088	*	CV Therapeutics, Inc	369
47,351	*	deCODE genetics, Inc	260
20,365	*	Diamond Management & Technology Consultants, Inc	227
64,377	*	Digitas, Inc	619
21,511	*	Diversa Corp	173
35,921	*	eResearch Technology, Inc	291
11,717	*	Essex Corp	204
65,374	*	Exelixis, Inc	569
11,236	*	Exponent, Inc	187
15,341	*	First Consulting Group, Inc	150
61,832		Fluor Corp	4,754
36,978	*	Gen-Probe, Inc	1,734
31,752	*	Harris Interactive, Inc	194
37,758	*	Hewitt Associates, Inc	916
12,264	*	Huron Consulting Group, Inc	481
47,580	*	ICOS Corp	1,192
60,816	*	Incyte Corp	257
18,937	*	Infrasource Services, Inc	332
46,982	*	Isis Pharmaceuticals, Inc	337
41,580	*	Jacobs Engineering Group, Inc	3,107
8,794	*	Kendle International, Inc	282
6,175		Landauer, Inc	313
17,070	*	LECG Corp	320
41,063	*	Lexicon Genetics, Inc	155
26,264	*	Lifecell Corp	846
22,750	*	Luminex Corp	415
15,124		MAXIMUS, Inc	395
16,427	*	Maxygen, Inc	137
82,896	*	Monogram Biosciences, Inc	127
172,245		Moody's Corp	11,261
7,000	*	MTC Technologies, Inc	168
28,265	*	Myriad Genetics, Inc	697
32,376	*	Navigant Consulting, Inc	649
19,062	*	Omnicell, Inc	341
238,852		Paychex, Inc	8,802
24,043	*	Per-Se Technologies, Inc	548
14,301	*	PharmaNet Development Group, Inc	279
112,464		Quest Diagnostics, Inc	6,878
32,524	*	Regeneron Pharmaceuticals, Inc	510
97,295	*	Rentech, Inc	450
32,857	*	Resources Connection, Inc	880
17,806	*	Rigel Pharmaceuticals, Inc	183
19,255	*	Sangamo Biosciences, Inc	107
36,415	*	Savient Pharmaceuticals, Inc	237
21,388	*	Senomyx, Inc	329
56,724	*	Shaw Group, Inc	1,341
24,068	*	Symyx Technologies, Inc	510
7,624	*	Tejon Ranch Co	323

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
35,223	*	Telik, Inc	$627
38,899	*	Tetra Tech, Inc	678
10,112	*	Trimeris, Inc	89
36,325	*	URS Corp	1,413
20,925		Washington Group International, Inc	1,232
29,646		Watson Wyatt & Co Holdings	1,213
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	78,102

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%**
40,288	*	Home Solutions of America, Inc	221
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	221

FABRICATED METAL PRODUCTS - 0.38%
25,734	*	Alliant Techsystems, Inc	2,086
6,162		Ameron International Corp	409
25,208		Aptargroup, Inc	1,283
74,872		Ball Corp	3,029
11,232		CIRCOR International, Inc	343
86,652		Commercial Metals Co	1,762
13,231	*	Commercial Vehicle Group, Inc	255
2,198		Compx International, Inc	34
37,768		Crane Co	1,579
120,265	*	Crown Holdings, Inc	2,237
8,340		Dynamic Materials Corp	270
20,133	*	Griffon Corp	481
9,089		Gulf Island Fabrication, Inc	237
352,361		Illinois Tool Works, Inc	15,821
10,094		Insteel Industries, Inc	201
53,208	*	Jacuzzi Brands, Inc	532
9,968	*	Ladish Co, Inc	288
8,117		Lifetime Brands, Inc	150
25,129	*	Mobile Mini, Inc	714
17,532	*	Mueller Water Products, Inc	256
15,669	*	NCI Building Systems, Inc	911
71,324		Pentair, Inc	1,868
3,628	*	Shiloh Industries, Inc	49
16,406		Silgan Holdings, Inc	616
26,264		Simpson Manufacturing Co, Inc	710
20,492	*	Smith & Wesson Holding Corp	284
41,402		Snap-On, Inc	1,844
44,785	*	Taser International, Inc	343
13,461		Valmont Industries, Inc	703
17,244		Watts Water Technologies, Inc (Class A)	548
		TOTAL FABRICATED METAL PRODUCTS	39,843

FOOD AND KINDRED PRODUCTS - 2.89%
5,017	*	Altus Pharmaceuticals, Inc	80
548,403		Anheuser-Busch Cos, Inc	26,055
465,024		Archer Daniels Midland Co	17,615
6,482	*	Boston Beer Co, Inc (Class A)	213
17,919	*	Burger King Holdings, Inc	286
168,980		Campbell Soup Co	6,168
2,568		Coca-Cola Bottling Co Consolidated	159
1,452,934		Coca-Cola Co	64,917
216,848		Coca-Cola Enterprises, Inc	4,517
368,963		ConAgra Foods, Inc	9,032

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
139,583	*	Constellation Brands, Inc (Class A)	$4,017
52,660		Corn Products International, Inc	1,714
43,973	*	Darling International, Inc	184
142,985		Del Monte Foods Co	1,494
11,033		Diamond Foods, Inc	158
5,320		Farmer Bros Co	109
36,792		Flowers Foods, Inc	989
253,361		General Mills, Inc	14,340
35,476	*	Gold Kist, Inc	739
238,160		H.J. Heinz Co	9,986
45,520	*	Hansen Natural Corp	1,478
125,445		Hershey Co	6,705
53,755		Hormel Foods Corp	1,934
8,158		Imperial Sugar Co	254
9,626		J&J Snack Foods Corp	299
41,124		J.M. Smucker Co	1,972
15,444	*	Jones Soda Co	138
175,464		Kellogg Co	8,689
149,858		Kraft Foods, Inc (Class A)	5,344
17,410		Lancaster Colony Corp	779
20,449		Lance, Inc	450
6,664	*	M&F Worldwide Corp	98
94,128		McCormick & Co, Inc	3,576
6,584		MGP Ingredients, Inc	140
32,903		Molson Coors Brewing Co (Class B)	2,267
4,670		National Beverage Corp	56
9,395	*	Peet's Coffee & Tea, Inc	235
99,240		Pepsi Bottling Group, Inc	3,523
46,280		PepsiAmericas, Inc	988
1,174,383		PepsiCo, Inc	76,640
24,523	*	Performance Food Group Co	689
9,865		Premium Standard Farms, Inc	188
20,114	*	Ralcorp Holdings, Inc	970
11,750		Reddy Ice Holdings, Inc	284
12,303		Sanderson Farms, Inc	398
540,459		Sara Lee Corp	8,685
69,511	*	Smithfield Foods, Inc	1,878
25,397		Tootsie Roll Industries, Inc	744
24,314		Topps Co, Inc	219
20,712	*	TreeHouse Foods, Inc	490
158,121		Tyson Foods, Inc (Class A)	2,511
166,834		Wrigley (Wm.) Jr Co	7,684
		TOTAL FOOD AND KINDRED PRODUCTS	303,077

FOOD STORES - 0.25%
837		Arden Group, Inc (Class A)	97
12,523		Great Atlantic & Pacific Tea Co, Inc	302
6,684		Ingles Markets, Inc (Class A)	176
513,621		Kroger Co	11,885
21,379	*	Panera Bread Co (Class A)	1,245
15,939	*	Pantry, Inc	898
36,728	*	Pathmark Stores, Inc	365
26,048		Ruddick Corp	679
143,682		Supervalu, Inc	4,260
1,163		Village Super Market	78
6,734		Weis Markets, Inc	268

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
99,595		Whole Foods Market, Inc	$5,919
19,665	*	Wild Oats Markets, Inc	318
		TOTAL FOOD STORES	26,490

FORESTRY - 0.12%
53,928		Rayonier, Inc	2,038
173,496		Weyerhaeuser Co	10,675
		TOTAL FORESTRY	12,713

FURNITURE AND FIXTURES - 0.31%
55,230	*	BE Aerospace, Inc	1,165
23,968		Ethan Allen Interiors, Inc	831
32,047		Furniture Brands International, Inc	610
49,639		Herman Miller, Inc	1,698
43,634		Hillenbrand Industries, Inc	2,486
37,699		HNI Corp	1,568
7,413		Hooker Furniture Corp	109
33,100	*	Interface, Inc (Class A)	426
136,972		Johnson Controls, Inc	9,826
18,600		Kimball International, Inc (Class B)	359
36,828		La-Z-Boy, Inc	514
129,694		Leggett & Platt, Inc	3,246
282,309		Masco Corp	7,741
14,380		Sealy Corp	188
39,114	*	Select Comfort Corp	856
8,845		Stanley Furniture Co, Inc	188
35,213	*	Tempur-Pedic International, Inc	605
21,020	*	Williams Scotsman International, Inc	449
		TOTAL FURNITURE AND FIXTURES	32,865

FURNITURE AND HOME FURNISHINGS STORES - 0.35%
200,462	*	Bed Bath & Beyond, Inc	7,670
284,813		Best Buy Co, Inc	15,255
126,367		Circuit City Stores, Inc	3,173
18,188	*	Cost Plus, Inc	218
46,205	*	GameStop Corp	2,138
19,589	*	Guitar Center, Inc	875
16,062		Haverty Furniture Cos, Inc	256
23,773		Knoll, Inc	480
37,412	*	Mohawk Industries, Inc	2,785
64,355		Pier 1 Imports, Inc	478
32,572	*	Restoration Hardware, Inc	282
51,283		Steelcase, Inc (Class A)	805
21,617		Tuesday Morning Corp	300
68,390		Williams-Sonoma, Inc	2,215
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	36,930

GENERAL BUILDING CONTRACTORS - 0.35%
1,271		Amrep Corp	62
3,890	*	Avatar Holdings, Inc	230
28,744		Beazer Homes USA, Inc	1,122
9,928		Brookfield Homes Corp	280
4,552	*	Cavco Industries, Inc	143
88,263		Centex Corp	4,644
219,211		DR Horton, Inc	5,250
35,317	*	Hovnanian Enterprises, Inc (Class A)	1,036

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
57,634		KB Home	$2,524
94,690		Lennar Corp (Class A)	4,285
13,102		Levitt Corp (Class A)	154
9,603		M/I Homes, Inc	339
14,500	v*	Mascotech (Escrow)	-	^
15,428		McGrath RentCorp	395
24,302		MDC Holdings, Inc	1,129
16,766	*	Meritage Homes Corp	698
3,299	*	NVR, Inc	1,765
11,355	*	Palm Harbor Homes, Inc	170
15,587	*	Perini Corp	325
151,231		Pulte Homes, Inc	4,818
32,537		Ryland Group, Inc	1,406
48,228		Standard-Pacific Corp	1,133
4,378	*	Team, Inc	110
11,826		Technical Olympic USA, Inc	116
91,725	*	Toll Brothers, Inc	2,576
30,509		Walter Industries, Inc	1,302
23,672	*	WCI Communities, Inc	413
		TOTAL GENERAL BUILDING CONTRACTORS	36,425

GENERAL MERCHANDISE STORES - 1.81%
31,592	*	99 Cents Only Stores	374
78,552	*	Big Lots, Inc	1,556
47,906	*	BJ's Wholesale Club, Inc	1,398
3,353		Bon-Ton Stores, Inc	100
21,144	*	Cabela's, Inc	459
35,721		Casey's General Stores, Inc	796
4,489	*	Conn's, Inc	94
334,928		Costco Wholesale Corp	16,639
45,125		Dillard's, Inc (Class A)	1,477
224,362		Dollar General Corp	3,058
110,537		Family Dollar Stores, Inc	3,232
391,372		Federated Department Stores, Inc	16,911
29,664		Fred's, Inc	374
165,570		JC Penney Co, Inc	11,323
17,729	*	Retail Ventures, Inc	273
98,533		Saks, Inc	1,703
17,973		Stein Mart, Inc	273
611,933		Target Corp	33,809
325,525		TJX Cos, Inc	9,124
1,758,386		Wal-Mart Stores, Inc	86,724
		TOTAL GENERAL MERCHANDISE STORES	189,697

HEALTH SERVICES - 1.69%
10,862	*	Alliance Imaging, Inc	85
10,737	*	Amedisys, Inc	426
149,462		AmerisourceBergen Corp	6,756
22,231	*	Amsurg Corp	495
31,771	*	Apria Healthcare Group, Inc	627
7,094	*	Bio-Reference Labs, Inc	159
8,794		Brookdale Senior Living, Inc	408
313,794		Caremark Rx, Inc	17,783
78,728		Cigna Corp	9,158
69,924	*	Community Health Systems, Inc	2,612
4,011	*	Corvel Corp	141

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
34,480	*	Covance, Inc	$2,289
114,014	*	Coventry Health Care, Inc	5,874
22,090	*	Cross Country Healthcare, Inc	376
72,875	*	DaVita, Inc	4,217
42,598	*	Edwards Lifesciences Corp	1,985
3,311	*	Emeritus Corp	71
18,855	*	Enzo Biochem, Inc	230
81,841	*	Express Scripts, Inc	6,178
22,485	*	Five Star Quality Care, Inc	242
14,431	*	Genesis HealthCare Corp	687
8,923	*	Genomic Health, Inc	129
18,949	*	Gentiva Health Services, Inc	312
275,140		HCA, Inc	13,727
171,006		Health Management Associates, Inc (Class A)	3,574
24,588	*	Healthways, Inc	1,097
10,654	*	Horizon Health Corp	163
18,980	*	Hythiam, Inc	137
25,060	*	Kindred Healthcare, Inc	745
88,834	*	Laboratory Corp of America Holdings	5,825
14,843		LCA-Vision, Inc	613
8,098	*	LHC Group, Inc	181
39,831	*	LifePoint Hospitals, Inc	1,407
67,438	*	Lincare Holdings, Inc	2,336
24,894	*	Magellan Health Services, Inc	1,060
56,881		Manor Care, Inc	2,974
13,215	*	Matria Healthcare, Inc	367
216,048		McKesson Corp	11,390
3,907	*	Medcath Corp	118
214,836	*	Medco Health Solutions, Inc	12,914
4,992		National Healthcare Corp	268
64,157	*	Nektar Therapeutics	925
4,537	*	Nighthawk Radiology Holdings, Inc	87
25,907	*	Odyssey HealthCare, Inc	367
85,615		Omnicare, Inc	3,689
19,390		Option Care, Inc	260
34,928	*	Pediatrix Medical Group, Inc	1,593
69,863		Pharmaceutical Product Development, Inc	2,493
37,571	*	Psychiatric Solutions, Inc	1,281
7,616	*	Radiation Therapy Services, Inc	223
12,730	*	RehabCare Group, Inc	167
39,070	*	Sierra Health Services, Inc	1,478
16,786	*	Stereotaxis, Inc	174
16,347	*	Sun Healthcare Group, Inc	176
31,082	*	Sunrise Senior Living, Inc	928
11,929	*	Symbion, Inc	219
339,486	*	Tenet Healthcare Corp	2,763
62,435	*	Triad Hospitals, Inc	2,749
32,574	*	United Surgical Partners International, Inc	809
32,474		Universal Health Services, Inc (Class B)	1,946
7,404	*	VistaCare, Inc (Class A)	77
452,476	*	WellPoint, Inc	34,863
		TOTAL HEALTH SERVICES	177,403

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.02%
23,788		Granite Construction, Inc	1,269
14,573	*	Matrix Service Co	191

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
6,353	*	Sterling Construction Co, Inc	$127
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	1,587

HOLDING AND OTHER INVESTMENT OFFICES - 3.00%
29,400		Aames Investment Corp	103
23,371		Acadia Realty Trust	596
22,240	*	Affiliated Managers Group, Inc	2,226
24,372	*	Affordable Residential Communities	236
5,860		Agree Realty Corp	193
1,423	*	Alexander's, Inc	441
17,950		Alexandria Real Estate Equities, Inc	1,684
96,767		Allied Capital Corp	2,923
61,696		AMB Property Corp	3,400
11,828		American Campus Communities, Inc	302
91,931		American Financial Realty Trust	1,026
30,707		American Home Mortgage Investment Corp	1,071
141,031		Annaly Mortgage Management, Inc	1,853
40,991		Anthracite Capital, Inc	527
38,245		Anworth Mortgage Asset Corp	319
68,857		Apartment Investment & Management Co (Class A)	3,747
57,479		Apollo Investment Corp	1,179
8,687		Arbor Realty Trust, Inc	222
151,962		Archstone-Smith Trust	8,273
34,624		Ashford Hospitality Trust, Inc	413
52,862		AvalonBay Communities, Inc	6,365
46,209		BioMed Realty Trust, Inc	1,402
79,664		Boston Properties, Inc	8,232
63,417		Brandywine Realty Trust	2,064
36,774		BRE Properties, Inc (Class A)	2,197
39,065		Camden Property Trust	2,969
23,807		Capital Lease Funding, Inc	264
1,773		Capital Southwest Corp	211
8,296		Capital Trust, Inc	338
43,695		CBL & Associates Properties, Inc	1,831
21,293		Cedar Shopping Centers, Inc	344
7,117		CentraCore Properties Trust	226
5,581		Cherokee, Inc	204
32,461		Colonial Properties Trust	1,552
9,262		Compass Diversified Trust	142
23,432		Corporate Office Properties Trust	1,049
28,724		Cousins Properties, Inc	983
57,581		Crescent Real Estate Equities Co	1,256
36,580		Deerfield Triarc Capital Corp	480
77,042		Developers Diversified Realty Corp	4,296
45,663		DiamondRock Hospitality Co	758
13,254		Digital Realty Trust, Inc	415
97,034		Duke Realty Corp	3,624
15,783		EastGroup Properties, Inc	787
18,827		Education Realty Trust, Inc	278
2,066	*	Enstar Group, Inc	197
18,156		Entertainment Properties Trust	895
42,886		Equity Inns, Inc	683
15,082		Equity Lifestyle Properties, Inc	689
260,097		Equity Office Properties Trust	10,341
26,061		Equity One, Inc	625
207,035		Equity Residential	10,472

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

		VALUE
SHARES		(000)
15,886	Essex Property Trust, Inc	$1,929
32,947	Extra Space Storage, Inc	570
37,204	Federal Realty Investment Trust	2,764
43,274	FelCor Lodging Trust, Inc	868
37,304	Fieldstone Investment Corp	326
32,241	First Industrial Realty Trust, Inc	1,419
14,075	First Potomac Realty Trust	425
35,150	Franklin Street Properties Corp	698
106,628	Friedman Billings Ramsey Group, Inc	856
122,206	General Growth Properties, Inc	5,823
11,498	Getty Realty Corp	337
7,828	Gladstone Capital Corp	172
9,325	Gladstone Investment Corp	136
22,843	Glenborough Realty Trust, Inc	588
26,916	Glimcher Realty Trust	667
12,117	Global Signal, Inc	613
27,800	GMH Communities Trust	351
12,400	Gramercy Capital Corp	313
17,945	Harris & Harris Group, Inc	220
97,008	Health Care Property Investors, Inc	3,012
45,650	Health Care REIT, Inc	1,826
34,028	Healthcare Realty Trust, Inc	1,307
20,001	Heritage Property Investment Trust	729
19,444	Hersha Hospitality Trust	187
41,626	Highland Hospitality Corp	597
38,542	Highwoods Properties, Inc	1,434
26,244	Home Properties, Inc	1,500
45,217	HomeBanc Corp	278
51,190	Hospitality Properties Trust	2,416
367,731	Host Marriott Corp	8,432
147,442	HRPT Properties Trust	1,762
56,391	IMPAC Mortgage Holdings, Inc	528
48,741	Inland Real Estate Corp	854
29,188	Innkeepers U.S.A. Trust	475
32,947	Investors Real Estate Trust	322
54,003	iShares Russell 2000 Index Fund	3,888
21,353	iShares Russell Midcap Index Fund	1,991
81,467	iStar Financial, Inc	3,397
18,553	JER Investors Trust, Inc	318
22,726	Kilroy Realty Corp	1,712
151,312	Kimco Realty Corp	6,487
20,224	Kite Realty Group Trust	345
51,683	KKR Financial Corp	1,268
29,268	LaSalle Hotel Properties	1,268
36,183	Lexington Corporate Properties Trust	766
61,781	Liberty Property Trust	2,953
17,555	LTC Properties, Inc	426
31,753	Luminent Mortgage Capital, Inc	327
50,125	Macerich Co	3,828
44,732	Mack-Cali Realty Corp	2,317
29,713	Maguire Properties, Inc	1,211
28,111	Medical Properties Trust, Inc	376
61,319	MFA Mortgage Investments, Inc	457
16,824	Mid-America Apartment Communities, Inc	1,030
40,344	Mills Corp	674
21,344	MortgageIT Holdings, Inc	301

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
18,515		National Health Investors, Inc	$525
42,961		National Retail Properties, Inc	928
54,389		Nationwide Health Properties, Inc	1,454
34,751		New Century Financial Corp	1,366
74,227		New Plan Excel Realty Trust	2,008
31,289		Newcastle Investment Corp	858
13,641		Newkirk Realty Trust, Inc	225
21,985		NorthStar Realty Finance Corp	279
24,855		Novastar Financial, Inc	726
206,324		NTL, Inc	5,247
38,341		Omega Healthcare Investors, Inc	575
29,688		Pan Pacific Retail Properties, Inc	2,061
11,623		Parkway Properties, Inc	540
25,930		Pennsylvania Real Estate Investment Trust	1,104
132,044		Plum Creek Timber Co, Inc	4,495
30,566		Post Properties, Inc	1,452
27,492		Potlatch Corp	1,020
174,182		Prologis	9,939
13,682		PS Business Parks, Inc	825
87,441		Public Storage, Inc	7,519
20,254		RAIT Investment Trust	584
11,548		Ramco-Gershenson Properties	369
177,759	*	Realogy Corp	4,032
59,883		Realty Income Corp	1,480
58,125		Reckson Associates Realty Corp	2,488
14,220		Redwood Trust, Inc	716
49,323		Regency Centers Corp	3,391
17,800		Republic Property Trust	196
8,737		Saul Centers, Inc	393
35,144		Saxon Capital, Inc	493
43,061		Senior Housing Properties Trust	919
156,874		Simon Property Group, Inc	14,216
12,509		Sizeler Property Investors, Inc	188
32,609		SL Green Realty Corp	3,642
13,156		Sovran Self Storage, Inc	731
218,900		SPDR Trust Series 1	29,241
58,567		Spirit Finance Corp	680
13,165	*	Star Maritime Acquisition Corp	127
52,099		Strategic Hotels & Resorts, Inc	1,036
12,790		Sun Communities, Inc	409
40,487		Sunstone Hotel Investors, Inc	1,203
22,030		Tanger Factory Outlet Centers, Inc	785
11,598		Tarragon Corp	121
37,922		Taubman Centers, Inc	1,684
82,292		Thornburg Mortgage, Inc	2,096
69,787		Trizec Properties, Inc	2,018
47,792		Trustreet Properties, Inc	598
95,310		United Dominion Realty Trust, Inc	2,878
10,285		Universal Health Realty Income Trust	369
19,529		Urstadt Biddle Properties, Inc (Class A)	355
33,533		U-Store-It Trust	720
73,784		Ventas, Inc	2,844
85,821		Vornado Realty Trust	9,354
30,712		Washington Real Estate Investment Trust	1,222
56,881		Weingarten Realty Investors	2,447
14,415		Windrose Medical Properties Trust	255

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
18,615		Winston Hotels, Inc	$229
16,365		Winthrop Realty Trust	106
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	314,738

HOTELS AND OTHER LODGING PLACES - 0.50%
18,496		Ameristar Casinos, Inc	402
25,115	*	Aztar Corp	1,331
15,345	*	Bluegreen Corp	176
31,169		Boyd Gaming Corp	1,198
23,196		Choice Hotels International, Inc	949
29,868	*	Gaylord Entertainment Co	1,310
17,562	*	Great Wolf Resorts, Inc	210
275,747		Hilton Hotels Corp	7,680
9,907	*	Isle of Capri Casinos, Inc	209
98,662	*	Las Vegas Sands Corp	6,744
14,595	*	Lodgian, Inc	194
14,891		Marcus Corp	342
243,539		Marriott International, Inc (Class A)	9,410
85,616	*	MGM Mirage	3,381
8,692	*	Monarch Casino & Resort, Inc	169
10,400	*	Morgans Hotel Group Co	130
9,051	*	Outdoor Channel Holdings, Inc	99
10,185	*	Riviera Holdings Corp	208
152,267		Starwood Hotels & Resorts Worldwide, Inc	8,708
36,990		Station Casinos, Inc	2,139
19,819	*	Trump Entertainment Resorts, Inc	336
23,411	*	Vail Resorts, Inc	937
142,207	*	Wyndham Worldwide Corp	3,978
34,512	*	Wynn Resorts Ltd	2,347
		TOTAL HOTELS AND OTHER LODGING PLACES	52,587

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.69%
535,002		3M Co	39,815
5,902		Aaon, Inc	135
19,469		Actuant Corp	975
62,956	*	AGCO Corp	1,596
18,980		Albany International Corp (Class A)	604
9,869	*	Allis-Chalmers Energy, Inc	144
126,531		American Standard Cos, Inc	5,311
5,232		Ampco-Pittsburgh Corp	162
603,704	*	Apple Computer, Inc	46,503
1,109,060		Applied Materials, Inc	19,664
11,700	*	Astec Industries, Inc	295
14,997	*	ASV, Inc	224
39,136	*	Asyst Technologies, Inc	265
73,014	*	Axcelis Technologies, Inc	515
4,302	*	Basin Water, Inc	35
53,992		Black & Decker Corp	4,284
11,587		Black Box Corp	451
27,159	*	Blount International, Inc	272
36,704		Briggs & Stratton Corp	1,011
52,087	*	Brooks Automation, Inc	680
22,637		Bucyrus International, Inc (Class A)	960
21,843		Carlisle Cos, Inc	1,837
8,415		Cascade Corp	384
475,802		Caterpillar, Inc	31,308

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
41,687		CDW Corp	$2,571
62,093	*	Cirrus Logic, Inc	453
12,813	*	Columbus McKinnon Corp	231
37,198		Cummins, Inc	4,435
32,788		Curtiss-Wright Corp	995
27,900	*	Cymer, Inc	1,225
165,097		Deere & Co	13,853
1,648,981	*	Dell, Inc	37,663
47,936		Diebold, Inc	2,087
53,537		Donaldson Co, Inc	1,976
144,796		Dover Corp	6,869
22,065	*	Dresser-Rand Group, Inc	450
7,879	*	Dril-Quip, Inc	533
106,679		Eaton Corp	7,345
39,428	*	Electronics for Imaging, Inc	902
1,678,285	*	EMC Corp	20,106
59,005	*	Emulex Corp	1,072
10,817	*	ENGlobal Corp	67
15,889	*	EnPro Industries, Inc	478
97,823	*	Entegris, Inc	1,067
89,895	*	Extreme Networks, Inc	326
8,475	*	Flanders Corp	73
24,888	*	Flow International Corp	323
40,195	*	Flowserve Corp	2,033
49,081	*	FMC Technologies, Inc	2,636
36,812	*	Gardner Denver, Inc	1,218
202,596	*	Gateway, Inc	383
10,307	*	Gehl Co	276
7,389,936		General Electric Co	260,865
34,440	*	Global Imaging Systems, Inc	760
16,573	*	Goodman Global, Inc	221
6,143		Gorman-Rupp Co	201
48,455		Graco, Inc	1,893
93,094	*	Grant Prideco, Inc	3,540
1,988,150		Hewlett-Packard Co	72,945
13,976	*	Hydril	783
37,515		IDEX Corp	1,615
34,872	*	Intermec, Inc	919
1,099,979		International Business Machines Corp	90,132
240,970		International Game Technology	10,000
14,156	*	Intevac, Inc	238
127,540		Jabil Circuit, Inc	3,644
87,399		Joy Global, Inc	3,287
9,545	*	Kadant, Inc	234
21,080		Kaydon Corp	780
27,916		Kennametal, Inc	1,581
22,645	*	Komag, Inc	724
40,500	*	Kulicke & Soffa Industries, Inc	358
99,553	*	Lam Research Corp	4,513
7,262	*	LB Foster Co	117
40,888		Lennox International, Inc	936
75,224	*	Lexmark International, Inc	4,337
7,700		Lindsay Manufacturing Co	221
10,534		Lufkin Industries, Inc	557
43,929		Manitowoc Co, Inc	1,968
26,959	*	Micros Systems, Inc	1,319

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
4,740	*	Middleby Corp	$365
24,902		Modine Manufacturing Co	606
3,910		Nacco Industries, Inc (Class A)	531
10,325	*	NATCO Group, Inc	297
22,120	*	Netgear, Inc	455
11,481		NN, Inc	136
20,847		Nordson Corp	831
35,190	*	Oil States International, Inc	968
89,903		Pall Corp	2,770
64,985	*	Palm, Inc	946
84,890		Parker Hannifin Corp	6,598
29,246	*	Paxar Corp	584
17,519	*	ProQuest Co	228
134,455	*	Quantum Corp	293
19,643	*	Rackable Systems, Inc	538
14,719	*	RBC Bearings, Inc	355
6,900		Robbins & Myers, Inc	213
126,089		Rockwell Automation, Inc	7,326
85,950	*	Safeguard Scientifics, Inc	168
138,833	*	SanDisk Corp	7,433
6,258		Sauer-Danfoss, Inc	150
19,852	*	Scansource, Inc	602
46,890	*	Scientific Games Corp (Class A)	1,491
86,617	v*	Seagate Technology, Inc	-	^
15,689	*	Semitool, Inc	162
15,705	*	Sigma Designs, Inc	235
149,718		Smith International, Inc	5,809
638,839	*	Solectron Corp	2,083
42,419		SPX Corp	2,267
8,469		Standex International Corp	236
57,713		Stanley Works	2,877
178,119		Symbol Technologies, Inc	2,647
10,545	*	Tecumseh Products Co (Class A)	160
11,200		Tennant Co	273
72,830	*	Terex Corp	3,293
58,771		Timken Co	1,750
30,279		Toro Co	1,277
9,007	*	TurboChef Technologies, Inc	125
18,851	*	Ultratech, Inc	251
44,258	*	VA Software Corp	178
93,375	*	Varian Medical Systems, Inc	4,985
27,601	*	VeriFone Holdings, Inc	788
19,779		Watsco, Inc	910
154,835	*	Western Digital Corp	2,803
20,169		Woodward Governor Co	676
50,912	*	Zebra Technologies Corp (Class A)	1,820
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	807,253

INSTRUMENTS AND RELATED PRODUCTS - 4.14%
15,924	*	Abaxis, Inc	372
16,958	*	Abiomed, Inc	251
7,326	*	ADE Corp	235
42,004	*	Advanced Medical Optics, Inc	1,661
46,944	*	Affymetrix, Inc	1,012
302,752	*	Agilent Technologies, Inc	9,897
42,246	*	Align Technology, Inc	481

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
106,194		Allergan, Inc	$11,959
47,352	*	American Medical Systems Holdings, Inc	873
6,336	*	American Science & Engineering, Inc	307
11,392		Analogic Corp	585
14,600	*	Anaren, Inc	308
8,528	*	Angiodynamics, Inc	177
131,637		Applera Corp (Applied Biosystems Group)	4,359
7,835	*	Argon ST, Inc	188
21,305	*	Armor Holdings, Inc	1,221
15,128		Arrow International, Inc	481
18,626	*	Arthrocare Corp	873
11,116	*	Aspect Medical Systems, Inc	190
9,964		Badger Meter, Inc	251
73,583		Bard (C.R.), Inc	5,519
38,459		Bausch & Lomb, Inc	1,928
462,377		Baxter International, Inc	21,020
44,454		Beckman Coulter, Inc	2,559
176,336		Becton Dickinson & Co	12,462
176,722		Biomet, Inc	5,689
12,755	*	Bio-Rad Laboratories, Inc (Class A)	902
11,552	*	Biosite, Inc	534
877,356	*	Boston Scientific Corp	12,976
26,702	*	Bruker BioSciences Corp	187
18,291	*	Candela Corp	200
39,114	*	Cepheid, Inc	282
19,483	*	Cerus Corp	108
9,829		CNS, Inc	277
21,088	*	Coherent, Inc	731
15,857		Cohu, Inc	283
22,053	*	Conmed Corp	466
31,206		Cooper Cos, Inc	1,670
70,483	*	Credence Systems Corp	201
14,634	*	Cyberonics, Inc	257
168,672		Danaher Corp	11,583
9,120		Datascope Corp	305
114,780		Dentsply International, Inc	3,456
25,632	*	Depomed, Inc	105
12,113	*	DexCom, Inc	135
15,633	*	Dionex Corp	796
17,084	*	DJ Orthopedics, Inc	709
28,960		DRS Technologies, Inc	1,265
1,263	*	DXP Enterprises, Inc	30
5,088	*	Eagle Test Systems, Inc	84
204,510		Eastman Kodak Co	4,581
13,856		EDO Corp	317
42,890	*	Encore Medical Corp	270
19,238	*	ESCO Technologies, Inc	886
18,700	*	Esterline Technologies Corp	631
11,693	*	ev3, Inc	199
7,765	*	Excel Technology, Inc	230
16,016	*	FEI Co	338
89,168	*	Fisher Scientific International, Inc	6,977
49,225	*	Flir Systems, Inc	1,337
32,473	*	Formfactor, Inc	1,368
33,331	*	Fossil, Inc	718
13,416	*	Foxhollow Technologies, Inc	459

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
19,314	*	Haemonetics Corp	$904
23,435	*	HealthTronics, Inc	145
7,204	*	Herley Industries, Inc	89
37,331	*	Hologic, Inc	1,625
9,395	*	ICU Medical, Inc	427
13,461	*	I-Flow Corp	162
16,744	*	II-VI, Inc	417
32,701	*	Illumina, Inc	1,080
52,711	*	Input/Output, Inc	523
14,613	*	Integra LifeSciences Holdings Corp	548
29,970	*	Intermagnetics General Corp	811
14,938	*	Intralase Corp	294
26,199	*	Intuitive Surgical, Inc	2,763
22,994		Invacare Corp	541
17,103	e*	Ionatron, Inc	82
11,074	*	IRIS International, Inc	127
18,441	*	Itron, Inc	1,029
30,992	*	Ixia	276
2,111,374		Johnson & Johnson	137,113
8,260	*	Kensey Nash Corp	242
141,203		Kla-Tencor Corp	6,279
45,800	*	Kopin Corp	153
31,309	*	Kyphon, Inc	1,172
47,609	*	L-1 Identity Solutions, Inc	621
49,063	*	LTX Corp	246
9,778	*	Measurement Specialties, Inc	182
6,418	*	Medical Action Industries, Inc	173
857,628		Medtronic, Inc	39,828
27,576		Mentor Corp	1,390
18,330	*	Merit Medical Systems, Inc	249
30,130	*	Mettler-Toledo International, Inc	1,993
38,180	*	Millipore Corp	2,340
22,060		Mine Safety Appliances Co	786
26,024	*	MKS Instruments, Inc	529
11,845	*	Molecular Devices Corp	219
12,667		Movado Group, Inc	322
13,932		MTS Systems Corp	451
39,105		National Instruments Corp	1,069
13,063	*	Natus Medical, Inc	178
8,825	*	Neurometrix, Inc	168
27,910	*	Newport Corp	455
4,391	*	Nextest Systems Corp	58
7,829	*	Northstar Neuroscience, Inc	103
23,547	*	NuVasive, Inc	474
8,757	*	NxStage Medical, Inc	77
16,400		Oakley, Inc	280
2,713	*	OYO Geospace Corp	154
12,302	*	Palomar Medical Technologies, Inc	519
90,162		PerkinElmer, Inc	1,707
13,914	*	Photon Dynamics, Inc	185
157,850		Pitney Bowes, Inc	7,004
17,140		PolyMedica Corp	734
28,107	*	RAE Systems, Inc	86
54,088	*	Resmed, Inc	2,177
51,817	*	Respironics, Inc	2,001
10,882	*	Rofin-Sinar Technologies, Inc	661

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
61,736		Roper Industries, Inc	$2,762
15,579	*	Rudolph Technologies, Inc	286
36,644	*	Sirf Technology Holdings, Inc	879
11,900		Sirona Dental Systems, Inc	392
16,954	*	Sonic Solutions, Inc	258
11,650	*	SonoSite, Inc	331
21,581	*	Spectranetics Corp	252
256,194	*	St. Jude Medical, Inc	9,041
49,670		STERIS Corp	1,195
212,675		Stryker Corp	10,547
24,549	*	Symmetry Medical, Inc	370
27,552	*	Techne Corp	1,401
60,491		Tektronix, Inc	1,750
25,935	*	Teledyne Technologies, Inc	1,027
142,153	*	Teradyne, Inc	1,871
116,377	*	Thermo Electron Corp	4,577
37,925	*	ThermoGenesis Corp	147
37,720	*	Thoratec Corp	589
38,006	*	Trimble Navigation Ltd	1,789
17,832	*	TriPath Imaging, Inc	161
7,539		United Industrial Corp	403
23,832	*	Varian, Inc	1,093
20,673	*	Veeco Instruments, Inc	417
21,331	*	Ventana Medical Systems, Inc	871
23,354	*	Viasys Healthcare, Inc	636
8,467	*	Vital Images, Inc	267
4,907		Vital Signs, Inc	278
74,230	*	Waters Corp	3,361
24,247	*	Wright Medical Group, Inc	588
652,719	*	Xerox Corp	10,156
13,259		X-Rite, Inc	142
3,046		Young Innovations, Inc	110
174,411	*	Zimmer Holdings, Inc	11,773
5,962	*	Zoll Medical Corp	214
12,959	*	Zygo Corp	165
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	435,031

INSURANCE AGENTS, BROKERS AND SERVICE - 0.42%
226,590		AON Corp	7,675
79,949		Brown & Brown, Inc	2,443
10,229		Clark, Inc	115
14,025		Crawford & Co (Class B)	95
67,596		Gallagher (Arthur J.) & Co	1,803
214,998		Hartford Financial Services Group, Inc	18,651
25,750		Hilb Rogal & Hobbs Co	1,098
6,308	*	James River Group, Inc	185
388,046		Marsh & McLennan Cos, Inc	10,923
26,792		National Financial Partners Corp	1,099
31,178	*	USI Holdings Corp	422
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	44,509

INSURANCE CARRIERS - 4.64%
21,838		21st Century Insurance Group	326
402,876		Aetna, Inc	15,934
6,908		Affirmative Insurance Holdings, Inc	101
354,373		Aflac, Inc	16,216

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
21,901		Alfa Corp	$378
3,534	*	Alleghany Corp	1,021
449,129		Allstate Corp	28,174
75,230		Ambac Financial Group, Inc	6,225
39,900		American Equity Investment Life Holding Co	490
40,449		American Financial Group, Inc	1,898
1,565,582		American International Group, Inc	103,735
10,060		American National Insurance Co	1,166
5,463	*	American Physicians Capital, Inc	264
36,765	*	AMERIGROUP Corp	1,086
27,021		AmerUs Group Co	1,838
22,573	*	Argonaut Group, Inc	700
91,492		Assurant, Inc	4,887
4,897		Baldwin & Lyons, Inc (Class B)	119
11,795		Bristol West Holdings, Inc	172
31,767	*	Centene Corp	522
294,838		Chubb Corp	15,320
112,801		Cincinnati Financial Corp	5,421
17,362	*	CNA Financial Corp	625
10,118	*	CNA Surety Corp	204
39,862		Commerce Group, Inc	1,198
108,499	*	Conseco, Inc	2,277
32,155		Delphi Financial Group, Inc (Class A)	1,282
14,969		Direct General Corp	201
9,364		Donegal Group, Inc	189
4,503		EMC Insurance Group, Inc	130
38,103		Erie Indemnity Co (Class A)	1,995
10,036		FBL Financial Group, Inc (Class A)	336
124,387		Fidelity National Financial, Inc	5,181
22,118		Fidelity National Title Group, Inc	464
13,254	*	First Acceptance Corp	152
59,724		First American Corp	2,529
6,887	*	Fpic Insurance Group, Inc	273
323,959		Genworth Financial, Inc	11,342
6,247		Great American Financial Resources, Inc	131
36,085		Hanover Insurance Group, Inc	1,610
12,827		Harleysville Group, Inc	449
78,339		HCC Insurance Holdings, Inc	2,576
81,263	*	Health Net, Inc	3,537
19,293	*	HealthExtras, Inc	546
13,250	*	Healthspring, Inc	255
33,145		Horace Mann Educators Corp	637
117,085	*	Humana, Inc	7,738
3,952		Independence Holding Co	86
16,217		Infinity Property & Casualty Corp	667
2,078		Kansas City Life Insurance Co	95
12,281		LandAmerica Financial Group, Inc	808
116,424		Leucadia National Corp	3,047
199,862		Lincoln National Corp	12,407
314,942		Loews Corp	11,936
7,060	*	Markel Corp	2,899
95,732		MBIA, Inc	5,882
18,349	*	Meadowbrook Insurance Group, Inc	207
19,709		Mercury General Corp	978
324,185		Metlife, Inc	18,375
62,178		MGIC Investment Corp	3,729

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
8,179		Midland Co	$354
8,801	*	Molina Healthcare, Inc	311
11,286		National Interstate Corp	278
1,551		National Western Life Insurance Co (Class A)	357
34,746		Nationwide Financial Services, Inc (Class A)	1,671
9,235	*	Navigators Group, Inc	443
4,145		NYMAGIC, Inc	131
9,757		Odyssey Re Holdings Corp	330
44,462		Ohio Casualty Corp	1,150
164,330		Old Republic International Corp	3,640
38,987	*	Philadelphia Consolidated Holding Co	1,551
79,793		Phoenix Cos, Inc	1,117
22,267	*	PMA Capital Corp (Class A)	196
62,991		PMI Group, Inc	2,760
13,808		Presidential Life Corp	309
196,843		Principal Financial Group	10,685
22,072	*	ProAssurance Corp	1,088
556,204		Progressive Corp	13,649
48,849		Protective Life Corp	2,235
348,181		Prudential Financial, Inc	26,549
58,511		Radian Group, Inc	3,511
21,524		Reinsurance Group Of America, Inc	1,118
16,861		RLI Corp	856
84,743		Safeco Corp	4,994
10,157		Safety Insurance Group, Inc	494
7,120	*	SCPIE Holdings, Inc	168
11,016	*	SeaBright Insurance Holdings, Inc	154
20,200		Selective Insurance Group, Inc	1,063
494,905		St. Paul Travelers Cos, Inc	23,206
40,132		Stancorp Financial Group, Inc	1,791
9,480		State Auto Financial Corp	290
12,744		Stewart Information Services Corp	443
74,006		Torchmark Corp	4,671
11,467		Tower Group, Inc	382
19,325		Transatlantic Holdings, Inc	1,167
8,107	*	Triad Guaranty, Inc	415
14,738		United Fire & Casualty Co	461
955,592		UnitedHealth Group, Inc	47,015
34,889		Unitrin, Inc	1,541
27,267	*	Universal American Financial Corp	438
243,171		UnumProvident Corp	4,715
115,449		W.R. Berkley Corp	4,086
23,721	*	WellCare Health Plans, Inc	1,343
921		Wesco Financial Corp	402
26,173		Zenith National Insurance Corp	1,044
		TOTAL INSURANCE CARRIERS	487,538

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
43,918	*	Corrections Corp of America	1,899
9,174	*	Geo Group, Inc	388
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	2,287

LEATHER AND LEATHER PRODUCTS - 0.13%
272,806	*	Coach, Inc	9,385
7,400	*	CROCS, Inc	251
15,524	*	Genesco, Inc	535

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
25,167	*	Iconix Brand Group, Inc	$405
16,270		Steven Madden Ltd	638
36,258	*	Timberland Co (Class A)	1,043
3,210		Weyco Group, Inc	72
39,829		Wolverine World Wide, Inc	1,128
		TOTAL LEATHER AND LEATHER PRODUCTS	13,457

LEGAL SERVICES - 0.01%
29,832	*	FTI Consulting, Inc	748
7,324		Pre-Paid Legal Services, Inc	291
		TOTAL LEGAL SERVICES	1,039

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
59,083		Laidlaw International, Inc	1,615
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,615

LUMBER AND WOOD PRODUCTS - 0.03%
8,518		American Woodmark Corp	287
55,061	*	Champion Enterprises, Inc	380
7,514		Deltic Timber Corp	358
75,407		Louisiana-Pacific Corp	1,415
4,307		Skyline Corp	165
11,966		Universal Forest Products, Inc	587
		TOTAL LUMBER AND WOOD PRODUCTS	3,192

METAL MINING - 0.35%
30,936		Cleveland-Cliffs, Inc	1,179
198,135	*	Coeur d'Alene Mines Corp	933
31,979		Foundation Coal Holdings, Inc	1,035
133,192		Freeport-McMoRan Copper & Gold, Inc (Class A)	7,094
87,163	*	Hecla Mining Co	500
296,238		Newmont Mining Corp	12,664
144,734		Phelps Dodge Corp	12,259
15,917		Royal Gold, Inc	432
6,519		Southern Copper Corp	603
30,773	*	Stillwater Mining Co	258
		TOTAL METAL MINING	36,957

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.20%
19,692		Blyth, Inc	479
52,436		Callaway Golf Co	687
27,651		Daktronics, Inc	572
104,599		Fortune Brands, Inc	7,856
117,139		Hasbro, Inc	2,665
19,429	*	Jakks Pacific, Inc	346
33,584	*	K2, Inc	394
8,407		Marine Products Corp	82
276,950		Mattel, Inc	5,456
26,637		Nautilus, Inc	366
27,397	*	Progressive Gaming International Corp	225
14,785	*	RC2 Corp	496
6,000	*	Russ Berrie & Co, Inc	91
25,055	*	Shuffle Master, Inc	677
4,356	*	Steinway Musical Instruments, Inc	122
30,751		Yankee Candle Co, Inc	900
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	21,414

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
MISCELLANEOUS RETAIL - 1.16%
14,742	*	1-800-FLOWERS.COM, Inc (Class A)	$78
11,957	*	AC Moore Arts & Crafts, Inc	228
221,427	*	Amazon.com, Inc	7,112
35,225		Barnes & Noble, Inc	1,336
15,894		Big 5 Sporting Goods Corp	362
10,266	*	Blue Nile, Inc	373
10,157		Books-A-Million, Inc	181
46,130		Borders Group, Inc	941
10,668	*	Build-A-Bear Workshop, Inc	243
20,077		Cash America International, Inc	785
36,440	*	CKX, Inc	454
42,468	*	Coldwater Creek, Inc	1,221
580,581		CVS Corp	18,648
12,284	*	dELiA*s, Inc	95
25,853	*	Dick's Sporting Goods, Inc	1,177
75,165	*	Dollar Tree Stores, Inc	2,327
48,030	*	Drugstore.com, Inc	166
8,530	*	Ezcorp, Inc	330
28,117	*	GSI Commerce, Inc	417
24,778	*	Hibbett Sporting Goods, Inc	649
23,041		Longs Drug Stores Corp	1,060
93,887		Michaels Stores, Inc	4,088
26,978		MSC Industrial Direct Co (Class A)	1,099
22,599	*	Nutri/System, Inc	1,408
204,553	*	Office Depot, Inc	8,121
51,139		OfficeMax, Inc	2,083
8,052	*	Overstock.com, Inc	141
39,765	*	Petco Animal Supplies, Inc	1,139
99,602		Petsmart, Inc	2,764
17,397	*	Priceline.com, Inc	640
5,324	*	Pricesmart, Inc	80
370,721	*	Rite Aid Corp	1,683
60,625	*	Sears Holdings Corp	9,584
12,380	*	Stamps.com, Inc	236
517,474		Staples, Inc	12,590
6,238	*	Systemax, Inc	100
102,292		Tiffany & Co	3,396
18,910	*	Valuevision International, Inc (Class A)	219
717,080		Walgreen Co	31,831
20,188		World Fuel Services Corp	817
35,110	*	Zale Corp	974
10,280	*	Zumiez, Inc	278
		TOTAL MISCELLANEOUS RETAIL	121,454

MOTION PICTURES - 1.47%
30,176	*	Avid Technology, Inc	1,099
143,498	*	Blockbuster, Inc (Class A)	551
8,585		Carmike Cinemas, Inc	147
478,173		CBS Corp	13,470
199,837	*	Discovery Holding Co (Class A)	2,890
28,760	*	DreamWorks Animation SKG, Inc (Class A)	716
11,202	*	Gaiam, Inc	145
36,572	*	Macrovision Corp	866
1,630,103		News Corp (Class A)	32,032

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
44,387		Regal Entertainment Group (Class A)	$880
75,153	*	Time Warner Telecom, Inc (Class A)	1,429
2,828,066		Time Warner, Inc	51,556
1,557,508		Walt Disney Co	48,143
		TOTAL MOTION PICTURES	153,924

NONDEPOSITORY INSTITUTIONS - 1.78%
12,842	*	Accredited Home Lenders Holding Co	462
46,200		Advance America Cash Advance Centers, Inc	666
12,951		Advanta Corp (Class B)	478
100,432		American Capital Strategies Ltd	3,964
767,868		American Express Co	43,062
92,334	*	AmeriCredit Corp	2,307
27,000		Ares Capital Corp	470
9,451		Asta Funding, Inc	354
217,206		Capital One Financial Corp	17,085
67,455		CapitalSource, Inc	1,742
36,971		CharterMac	738
141,664		CIT Group, Inc	6,889
14,089	*	CompuCredit Corp	426
430,967		Countrywide Financial Corp	15,101
6,770	*	Credit Acceptance Corp	201
66,518		Doral Financial Corp	438
690,157		Fannie Mae	38,587
7,676		Federal Agricultural Mortgage Corp (Class C)	203
20,830		Financial Federal Corp	558
18,408	*	First Cash Financial Services, Inc	379
21,651		First Marblehead Corp	1,500
492,340		Freddie Mac	32,657
32,585	*	INVESTools, Inc	346
38,917		MCG Capital Corp	636
10,197		Medallion Financial Corp	112
13,901	*	Nelnet, Inc	427
12,077		NGP Capital Resources Co	176
25,500	*	Ocwen Financial Corp	380
5,510	*	Penson Worldwide, Inc	99
292,021		SLM Corp	15,179
2,846		Student Loan Corp	547
13,834		Technology Investment Capital Corp	202
7,131	*	United PanAm Financial Corp	110
12,929	*	World Acceptance Corp	569
		TOTAL NONDEPOSITORY INSTITUTIONS	187,050

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
15,670		AMCOL International Corp	390
22,877		Compass Minerals International, Inc	648
34,034		Florida Rock Industries, Inc	1,317
71,485		Vulcan Materials Co	5,594
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	7,949

OIL AND GAS EXTRACTION - 1.88%
325,149		Anadarko Petroleum Corp	14,251
7,665	*	Arena Resources, Inc	246
11,985	*	Atlas America, Inc	512
15,008	*	ATP Oil & Gas Corp	554
19,668	*	Atwood Oceanics, Inc	884

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
47,479	*	Aurora Oil & Gas Corp	$145
241,857		Baker Hughes, Inc	16,495
9,892	*	Basic Energy Services, Inc	241
25,572		Berry Petroleum Co (Class A)	720
20,277	*	Bill Barrett Corp	498
212,064		BJ Services Co	6,389
11,997	*	Bois d'Arc Energy, Inc	184
32,124	*	Brigham Exploration Co	217
9,812	*	Bronco Drilling Co, Inc	172
34,234		Cabot Oil & Gas Corp (Class A)	1,641
14,536	*	Callon Petroleum Co	197
82,652	*	Cameron International Corp	3,993
14,847	*	Carrizo Oil & Gas, Inc	383
41,066	*	Cheniere Energy, Inc	1,220
264,840		Chesapeake Energy Corp	7,675
58,913		Cimarex Energy Co	2,073
3,369	*	Clayton Williams Energy, Inc	102
19,768	*	CNX Gas Corp	458
13,165	*	Complete Production Services, Inc	260
30,766	*	Comstock Resources, Inc	835
5,228	*	Dawson Geophysical Co	155
27,514		Delta & Pine Land Co	1,114
37,868	*	Delta Petroleum Corp	853
84,625	*	Denbury Resources, Inc	2,446
312,153		Devon Energy Corp	19,712
41,643		Diamond Offshore Drilling, Inc	3,014
11,397	*	Edge Petroleum Corp	188
39,610	*	Encore Acquisition Co	964
29,759	*	Energy Partners Ltd	734
108,704		ENSCO International, Inc	4,764
86,292		Equitable Resources, Inc	3,018
35,600	*	EXCO Resources, Inc	442
20,290	*	Exploration Co of Delaware, Inc	194
38,504	*	Forest Oil Corp	1,216
45,406	*	Gasco Energy, Inc	123
21,487	*	GeoGlobal Resources, Inc	126
63,236	*	Global Industries Ltd	984
5,673	*	GMX Resources, Inc	178
8,875	*	Goodrich Petroleum Corp	267
135,981	*	Grey Wolf, Inc	908
9,397	*	Gulfport Energy Corp	109
734,704		Halliburton Co	20,902
72,258	*	Hanover Compressor Co	1,317
29,621	*	Harvest Natural Resources, Inc	307
65,623	*	Helix Energy Solutions Group, Inc	2,192
73,810		Helmerich & Payne, Inc	1,700
14,276	*	Hercules Offshore, Inc	443
21,181	*	Houston Exploration Co	1,168
51,788	*	Mariner Energy, Inc	951
15,667	*	McMoRan Exploration Co	278
76,660	*	Meridian Resource Corp	235
11,279	*	Metretek Technologies, Inc	135
124,206	*	National Oilwell Varco, Inc	7,272
64,229	*	Newpark Resources, Inc	342
38,292	*	Oceaneering International, Inc	1,179
27,407	*	Parallel Petroleum Corp	550

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
80,330	*	Parker Drilling Co	$569
121,906		Patterson-UTI Energy, Inc	2,896
3,037	v*	PetroCorp	-	^
101,383	*	PetroHawk Energy Corp	1,052
12,730	*	Petroleum Development Corp	508
28,296	*	Petroquest Energy, Inc	295
29,554	*	Pioneer Drilling Co	379
90,126		Pioneer Natural Resources Co	3,526
56,117	*	Plains Exploration & Production Co	2,408
41,194		Pogo Producing Co	1,687
114,266	*	Pride International, Inc	3,133
490	*	PrimeEnergy Corp	35
13,678	*	Quest Resource Corp	121
44,339	*	Quicksilver Resources, Inc	1,414
14,607	*	RAM Energy Resources, Inc	70
93,918		Range Resources Corp	2,370
35,943	*	Rosetta Resources, Inc	617
77,603		Rowan Cos, Inc	2,455
15,638		RPC, Inc	286
16,155	*	SEACOR Holdings, Inc	1,333
119,572	*	Southwestern Energy Co	3,572
40,711		St. Mary Land & Exploration Co	1,495
19,310	*	Stone Energy Corp	782
23,906	*	Sulphco, Inc	148
56,185	*	Superior Energy Services	1,475
6,200	*	Superior Well Services, Inc	123
20,350	*	Swift Energy Co	851
29,896	*	Syntroleum Corp	143
50,920	*	Tetra Technologies, Inc	1,230
42,894		Tidewater, Inc	1,895
43,127	*	Todco	1,492
11,158	*	Toreador Resources Corp	206
49,232	*	Transmeridian Exploration, Inc	194
8,324	*	Trico Marine Services, Inc	281
7,100	*	Union Drilling, Inc	78
33,016	*	Unit Corp	1,518
40,557	*	Vaalco Energy, Inc	291
25,309	*	Veritas DGC, Inc	1,666
12,738		W&T Offshore, Inc	372
37,871	*	Warren Resources, Inc	461
6,823	*	Warrior Energy Service Corp	176
21,404	*	W-H Energy Services, Inc	888
25,320	*	Whiting Petroleum Corp	1,015
255,266		XTO Energy, Inc	10,754
		TOTAL OIL AND GAS EXTRACTION	197,085

PAPER AND ALLIED PRODUCTS - 0.52%
74,376		Bemis Co	2,444
39,870		Bowater, Inc	820
26,323	*	Buckeye Technologies, Inc	224
18,440	*	Caraustar Industries, Inc	147
40,746	*	Cenveo, Inc	767
12,643		Chesapeake Corp	181
30,362		Glatfelter	411
55,065	*	Graphic Packaging Corp	202
11,733		Greif, Inc (Class A)	940

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
350,880		International Paper Co	$12,151
324,871		Kimberly-Clark Corp	21,234
51,102		Longview Fibre Co	1,038
129,492		MeadWestvaco Corp	3,433
20,151	*	Mercer International, Inc	190
10,278		Neenah Paper, Inc	352
57,688		Packaging Corp of America	1,338
39,917	*	Playtex Products, Inc	535
22,737		Rock-Tenn Co (Class A)	450
9,960		Schweitzer-Mauduit International, Inc	189
182,775	*	Smurfit-Stone Container Corp	2,047
71,238		Sonoco Products Co	2,396
78,891		Temple-Inland, Inc	3,164
29,954		Wausau Paper Corp	404
		TOTAL PAPER AND ALLIED PRODUCTS	55,057

PERSONAL SERVICES - 0.15%
100,477		Cintas Corp	4,102
3,800		Coinmach Service Corp	38
20,600	*	Coinstar, Inc	593
15,088		G & K Services, Inc (Class A)	550
234,860		H&R Block, Inc	5,106
25,900		Jackson Hewitt Tax Service, Inc	777
33,311		Regis Corp	1,194
210,040		Service Corp International	1,962
6,886		Unifirst Corp	215
32,980		Weight Watchers International, Inc	1,462
		TOTAL PERSONAL SERVICES	15,999

PETROLEUM AND COAL PRODUCTS - 5.72%
11,300		Alon USA Energy, Inc	333
237,098		Apache Corp	14,985
44,740		Ashland, Inc	2,854
1,583,252		Chevron Corp	102,690
1,171,298		ConocoPhillips	69,727
7,530	*	Delek US Holdings, Inc	139
13,996		ElkCorp	380
172,371		EOG Resources, Inc	11,213
4,308,788		Exxon Mobil Corp	289,120
81,230		Frontier Oil Corp	2,159
10,546	*	Giant Industries, Inc	856
29,562	*	Headwaters, Inc	690
172,023		Hess Corp	7,125
32,702		Holly Corp	1,417
257,520		Marathon Oil Corp	19,803
132,049		Murphy Oil Corp	6,279
91,300	*	Newfield Exploration Co	3,519
125,895		Noble Energy, Inc	5,740
604,452		Occidental Petroleum Corp	29,080
94,198		Sunoco, Inc	5,858
50,342		Tesoro Corp	2,919
437,852		Valero Energy Corp	22,536
11,564		WD-40 Co	412
17,700		Western Refining, Inc	411
		TOTAL PETROLEUM AND COAL PRODUCTS	600,245

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
PRIMARY METAL INDUSTRIES - 0.94%
78,830	*	AK Steel Holding Corp	$957
611,419		Alcoa, Inc	17,144
21,938	*	Aleris International, Inc	1,109
70,811		Allegheny Technologies, Inc	4,404
30,281		Belden CDT, Inc	1,158
12,468	*	Brush Engineered Materials, Inc	310
17,893		Carpenter Technology Corp	1,924
16,537	*	Century Aluminum Co	556
33,682		Chaparral Steel Co	1,147
41,012	*	CommScope, Inc	1,348
1,106,856	*	Corning, Inc	27,018
16,654	*	Encore Wire Corp	588
36,458	*	General Cable Corp	1,393
20,138		Gibraltar Industries, Inc	447
43,293		Hubbell, Inc (Class B)	2,074
21,646	*	Lone Star Technologies, Inc	1,047
21,924		Matthews International Corp (Class A)	807
26,522	*	Maverick Tube Corp	1,719
25,216		Mueller Industries, Inc	887
16,177	*	NS Group, Inc	1,044
221,448		Nucor Corp	10,959
5,831		Olympic Steel, Inc	145
25,709	*	Oregon Steel Mills, Inc	1,256
94,782		Precision Castparts Corp	5,986
26,576		Quanex Corp	807
16,800	*	RTI International Metals, Inc	732
16,399		Schnitzer Steel Industries, Inc (Class A)	517
34,044		Steel Dynamics, Inc	1,718
10,403		Steel Technologies, Inc	204
14,234	*	Superior Essex, Inc	488
17,041		Texas Industries, Inc	887
59,876	*	Titanium Metals Corp	1,514
24,156		Tredegar Corp	404
87,268		United States Steel Corp	5,034
6,089	*	Wheeling-Pittsburgh Corp	104
51,686		Worthington Industries, Inc	882
		TOTAL PRIMARY METAL INDUSTRIES	98,718

PRINTING AND PUBLISHING - 0.62%
31,906	*	ACCO Brands Corp	710
37,939		American Greetings Corp (Class A)	877
17,090		Banta Corp	813
65,821		Belo (A.H.) Corp Series A	1,041
22,675		Bowne & Co, Inc	324
8,210	*	Consolidated Graphics, Inc	494
6,267		Courier Corp	233
3,924		CSS Industries, Inc	117
41,293		Dow Jones & Co, Inc	1,385
47,168	*	Dun & Bradstreet Corp	3,537
17,307		Ennis, Inc	375
59,393		EW Scripps Co	2,847
168,968		Gannett Co, Inc	9,602
41,244		Harte-Hanks, Inc	1,087
18,920		John H Harland Co	690
34,409		John Wiley & Sons, Inc (Class A)	1,239
30,943		Journal Communications, Inc.	349
32,392		Journal Register Co	184

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
33,495		Lee Enterprises, Inc	$845
19,558		Martha Stewart Living Omnimedia, Inc (Class A)	347
40,158		McClatchy Co (Class A)	1,694
253,923		McGraw-Hill Cos, Inc	14,735
16,558		Media General, Inc (Class A)	625
22,074		Meredith Corp	1,089
94,018		New York Times Co (Class A)	2,161
12,663	*	Playboy Enterprises, Inc (Class B)	119
19,405	*	Presstek, Inc	105
138,914	*	Primedia, Inc	211
18,728	*	Private Media Group Ltd	76
36,500		R.H. Donnelley Corp	1,931
154,442		R.R. Donnelley & Sons Co	5,090
68,509		Reader's Digest Association, Inc (Class A)	888
10,767		Schawk, Inc	196
24,827	*	Scholastic Corp	773
10,680		Standard Register Co	141
53,732		Sun-Times Media Group, Inc	354
136,556		Tribune Co	4,468
35,061	*	Valassis Communications, Inc	619
4,007		Washington Post Co (Class B)	2,953
		TOTAL PRINTING AND PUBLISHING	65,324

RAILROAD TRANSPORTATION - 0.60%
259,370		Burlington Northern Santa Fe Corp	19,048
312,934		CSX Corp	10,274
25,004		Florida East Coast Industries	1,427
26,537	*	Genesee & Wyoming, Inc (Class A)	616
53,587	*	Kansas City Southern Industries, Inc	1,463
293,344		Norfolk Southern Corp	12,922
191,317		Union Pacific Corp	16,836
		TOTAL RAILROAD TRANSPORTATION	62,586

REAL ESTATE - 0.13%
27,927	*	Alderwoods Group, Inc	554
7,127		California Coastal Communities, Inc	147
131,323	*	CB Richard Ellis Group, Inc	3,231
4,977		Consolidated-Tomoka Land Co	319
49,948		Forest City Enterprises, Inc (Class A)	2,712
10,086	*	Housevalues, Inc	59
25,773		Jones Lang LaSalle, Inc	2,203
5,276		Orleans Homebuilders, Inc	62
53,649		St. Joe Co	2,944
80,810		Stewart Enterprises, Inc (Class A)	474
25,105	*	Trammell Crow Co	917
		TOTAL REAL ESTATE	13,622

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.16%
5,113	*	AEP Industries, Inc	214
43,633		Cooper Tire & Rubber Co	439
8,335	*	Deckers Outdoor Corp	394
132,433	*	Goodyear Tire & Rubber Co	1,920
34,377	*	Jarden Corp	1,133
196,198		Newell Rubbermaid, Inc	5,556

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
7,498		PW Eagle, Inc	$225
21,213		Schulman (A.), Inc	499
57,963		Sealed Air Corp	3,137
8,488	*	Skechers U.S.A., Inc (Class A)	200
25,932		Spartech Corp	694
11,898		Titan International, Inc	215
7,903	*	Trex Co, Inc	192
40,623		Tupperware Corp	791
22,867		West Pharmaceutical Services, Inc	898
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	16,507

SECURITY AND COMMODITY BROKERS - 3.01%
54,121		A.G. Edwards, Inc	2,884
152,689		Ameriprise Financial, Inc	7,161
84,969		Bear Stearns Cos, Inc	11,904
14,204		BlackRock, Inc	2,116
16,951		Calamos Asset Management, Inc (Class A)	497
37,559	*	Cbot Holdings, Inc	4,537
738,968		Charles Schwab Corp	13,228
25,214		Chicago Mercantile Exchange Holdings, Inc	12,059
9,422		Cohen & Steers, Inc	305
300,881	*	E*Trade Financial Corp	7,197
82,774		Eaton Vance Corp	2,389
65,091		Federated Investors, Inc (Class B)	2,201
120,358		Franklin Resources, Inc	12,728
6,584		GAMCO Investors, Inc	251
8,396	*	GFI Group, Inc	464
271,075		Goldman Sachs Group, Inc	45,858
12,503		Greenhill & Co, Inc	838
14,500	*	IntercontinentalExchange, Inc	1,089
26,869		International Securities Exchange, Inc	1,260
30,749	*	Investment Technology Group, Inc	1,376
150,501		Janus Capital Group, Inc	2,968
84,211		Jefferies Group, Inc	2,400
75,614	*	Knight Capital Group, Inc	1,376
37,720	*	LaBranche & Co, Inc	391
89,210		Legg Mason, Inc	8,998
380,549		Lehman Brothers Holdings, Inc	28,107
21,429	*	MarketAxess Holdings, Inc	224
654,693		Merrill Lynch & Co, Inc	51,210
761,119		Morgan Stanley	55,493
10,065	*	Morningstar, Inc	371
66,994	*	Nasdaq Stock Market, Inc	2,026
56,209		Nuveen Investments, Inc	2,880
110,246	*	NYSE Group, Inc	8,241
15,817		optionsXpress Holdings, Inc	441
14,814	*	Piper Jaffray Cos	898
66,932		Raymond James Financial, Inc	1,957
8,937		Sanders Morris Harris Group, Inc	112
44,676		SEI Investments Co	2,510
7,776	*	Stifel Financial Corp	247
9,972		SWS Group, Inc	248
187,924		T Rowe Price Group, Inc	8,992
223,167		TD Ameritrade Holding Corp	4,207
4,803	*	Thomas Weisel Partners Group, Inc	77
800		Value Line, Inc	37
60,258		Waddell & Reed Financial, Inc (Class A)	1,491

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account
			VALUE
SHARES			(000)

		TOTAL SECURITY AND COMMODITY BROKERS	$316,244

SOCIAL SERVICES - 0.01%
20,451	*	Bright Horizons Family Solutions, Inc	853
15,384	*	Capital Senior Living Corp	142
8,598	*	Providence Service Corp	237
15,649	*	Res-Care, Inc	314
		TOTAL SOCIAL SERVICES	1,546

SPECIAL TRADE CONTRACTORS - 0.05%
2,319		Alico, Inc	136
18,820		Chemed Corp	607
28,901		Comfort Systems USA, Inc	331
32,076	*	Dycom Industries, Inc	690
23,437	*	EMCOR Group, Inc	1,285
20,939	*	Insituform Technologies, Inc (Class A)	508
10,880	*	Integrated Electrical Services, Inc	172
8,579	*	Layne Christensen Co	245
78,543	*	Quanta Services, Inc	1,324
		TOTAL SPECIAL TRADE CONTRACTORS	5,298

STONE, CLAY, AND GLASS PRODUCTS - 0.08%
18,958		Apogee Enterprises, Inc	288
18,807	*	Cabot Microelectronics Corp	542
14,827		CARBO Ceramics, Inc	534
35,971		Eagle Materials, Inc	1,212
110,968		Gentex Corp	1,577
108,535	*	Owens-Illinois, Inc	1,674
23,708	*	US Concrete, Inc	154
54,528	b,m*	USG Corp	2,565
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	8,546

TEXTILE MILL PRODUCTS - 0.01%
10,106		Oxford Industries, Inc	434
14,120		Xerium Technologies, Inc	156
		TOTAL TEXTILE MILL PRODUCTS	590

TOBACCO PRODUCTS - 1.26%
1,486,068		Altria Group, Inc	113,759
66,418		Loews Corp (Carolina Group)	3,679
121,950		Reynolds American, Inc	7,557
18,667		Universal Corp	682
114,760		UST, Inc	6,292
24,693		Vector Group Ltd	401
		TOTAL TOBACCO PRODUCTS	132,370

TRANSPORTATION BY AIR - 0.47%
39,511	*	ABX Air, Inc	222
7,464	*	Air Methods Corp	176
65,497	*	Airtran Holdings, Inc	650
28,126	*	Alaska Air Group, Inc	1,070
148,678	*	AMR Corp	3,440
14,233	*	Atlas Air Worldwide Holdings, Inc	619
18,390	*	Bristow Group, Inc	633
61,877	*	Continental Airlines, Inc (Class B)	1,752

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
23,319	*	EGL, Inc	$850
30,417	*	ExpressJet Holdings, Inc	201
215,904		FedEx Corp	23,464
29,374	*	Frontier Airlines Holdings, Inc	242
123,072	*	JetBlue Airways Corp	1,141
29,055	*	Mesa Air Group, Inc	225
9,723	*	PHI, Inc	296
23,015	*	Republic Airways Holdings, Inc	357
45,222		Skywest, Inc	1,109
574,339		Southwest Airlines Co	9,568
74,170	*	UAL Corp	1,971
43,209	*	US Airways Group, Inc	1,915
		TOTAL TRANSPORTATION BY AIR	49,901

TRANSPORTATION EQUIPMENT - 2.55%
13,757		A.O. Smith Corp	542
26,152	*	AAR Corp	623
16,459	*	Accuride Corp	181
14,702	*	Aftermarket Technology Corp	261
35,109		American Axle & Manufacturing Holdings, Inc	586
5,300		American Railcar Industries, Inc	154
9,760		Arctic Cat, Inc	162
50,366		ArvinMeritor, Inc	717
58,854		Autoliv, Inc	3,243
567,446		Boeing Co	44,743
67,593		Brunswick Corp	2,108
36,782		Clarcor, Inc	1,121
10,359	*	Comtech Group, Inc	155
34,017		Federal Signal Corp	519
41,202	*	Fleetwood Enterprises, Inc	277
1,282,261		Ford Motor Co	10,373
8,920		Freightcar America, Inc	473
7,817	*	Fuel Systems Solutions, Inc	99
42,477	*	GenCorp, Inc	545
284,646		General Dynamics Corp	20,401
336,455		General Motors Corp	11,190
7,281		GenTek, Inc	202
122,658		Genuine Parts Co	5,290
85,978		Goodrich Corp	3,484
9,575		Greenbrier Cos, Inc	278
17,491		Group 1 Automotive, Inc	873
190,849		Harley-Davidson, Inc	11,976
29,665		Harsco Corp	2,303
14,627		Heico Corp	502
131,644		ITT Industries, Inc	6,749
73,750		JLG Industries, Inc	1,461
14,200	*	K&F Industries Holdings, Inc	267
17,547		Kaman Corp (Class A)	317
260,243		Lockheed Martin Corp	22,397
6,589	*	Miller Industries, Inc	120
21,622		Monaco Coach Corp	241
44,233	*	Navistar International Corp	1,142
6,171		Noble International Ltd	77
244,204		Northrop Grumman Corp	16,623
40,694	*	Orbital Sciences Corp	764
52,050		Oshkosh Truck Corp	2,627

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
177,636		Paccar, Inc	$10,129
100,239	*	Pactiv Corp	2,849
30,275		Polaris Industries, Inc	1,246
317,139		Raytheon Co	15,226
4,792	*	Sequa Corp (Class A)	450
17,715		Superior Industries International, Inc	297
32,438	*	Tenneco, Inc	759
91,202		Textron, Inc	7,980
25,200		Thor Industries, Inc	1,037
7,965	*	TransDigm Group, Inc	195
54,046		Trinity Industries, Inc	1,739
12,081		Triumph Group, Inc	512
30,832	*	TRW Automotive Holdings Corp	742
718,291		United Technologies Corp	45,504
93,062		Visteon Corp	758
22,100		Wabash National Corp	303
34,522		Westinghouse Air Brake Technologies Corp	937
24,826		Winnebago Industries, Inc	779
		TOTAL TRANSPORTATION EQUIPMENT	267,608

TRANSPORTATION SERVICES - 0.18%
14,656		Ambassadors Group, Inc	414
4,915		Ambassadors International, Inc	155
122,858		CH Robinson Worldwide, Inc	5,477
8,003	*	Dynamex, Inc	166
152,762		Expeditors International Washington, Inc	6,810
31,095		GATX Corp	1,286
28,305	*	HUB Group, Inc	645
48,010		Lear Corp	994
26,631		Pacer International, Inc	739
26,768	*	RailAmerica, Inc	292
94,462		Sabre Holdings Corp	2,209
		TOTAL TRANSPORTATION SERVICES	19,187

TRUCKING AND WAREHOUSING - 0.43%
17,410		Arkansas Best Corp	749
16,346	*	Celadon Group, Inc	272
37,065		Con-way, Inc	1,661
22,919		Forward Air Corp	758
46,789		Heartland Express, Inc	734
80,351		J.B. Hunt Transport Services, Inc	1,669
43,462		Landstar System, Inc	1,856
14,139	*	Marten Transport Ltd	242
19,477	*	Old Dominion Freight Line	585
4,234	*	P.A.M. Transportation Services, Inc	106
1,137	*	Patriot Transportation Holding, Inc	86
6,236	*	Quality Distribution, Inc	92
9,635	*	Saia, Inc	314
35,619	*	SIRVA, Inc	95
36,993	*	Swift Transportation Co, Inc	877
6,846	*	U.S. Xpress Enterprises, Inc (Class A)	158
456,426		United Parcel Service, Inc (Class B)	32,835
3,884	*	Universal Truckload Services, Inc	101
5,986	*	USA Truck, Inc	114
35,401		Werner Enterprises, Inc	662
40,766	*	YRC Worldwide, Inc	1,510
		TOTAL TRUCKING AND WAREHOUSING	45,476

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
WATER TRANSPORTATION - 0.06%
30,756		Alexander & Baldwin, Inc	$1,365
21,923	*	American Commercial Lines, Inc	1,303
11,494	*	Gulfmark Offshore, Inc	366
9,884		Horizon Lines, Inc	165
17,478	*	Hornbeck Offshore Services, Inc	586
37,552	*	Kirby Corp	1,177
8,500		Maritrans, Inc	311
20,862		Overseas Shipholding Group, Inc	1,289
		TOTAL WATER TRANSPORTATION	6,562

WHOLESALE TRADE-DURABLE GOODS - 0.36%
61,384		Adesa, Inc	1,419
23,674		Agilysys, Inc	332
30,894		Applied Industrial Technologies, Inc	754
85,479	*	Arrow Electronics, Inc	2,345
26,755		Barnes Group, Inc	470
30,944	*	Beacon Roofing Supply, Inc	626
7,060		BlueLinx Holdings, Inc	67
39,742		BorgWarner, Inc	2,272
21,864		Building Material Holding Corp	569
7,176		Castle (A.M.) & Co	193
15,920	*	Conceptus, Inc	282
82,295	*	Cytyc Corp	2,015
13,898	*	Digi International, Inc	188
13,174		Drew Industries, Inc	333
26,458		Genesis Microchip, Inc	311
78,096		IKON Office Solutions, Inc	1,050
95,160	*	Ingram Micro, Inc (Class A)	1,823
34,716	*	Insight Enterprises, Inc	715
19,381	*	Interline Brands, Inc	478
13,159	*	Keystone Automotive Industries, Inc	500
42,424		Knight Transportation, Inc	719
3,000		Lawson Products, Inc	126
31,919	*	LKQ Corp	701
32,342		Martin Marietta Materials, Inc	2,737
15,714	*	Merge Technologies, Inc	108
3,818	*	MWI Veterinary Supply, Inc	128
28,836		Owens & Minor, Inc	948
99,949	*	Patterson Cos, Inc	3,359
37,424		PEP Boys-Manny Moe & Jack	481
37,580		Pool Corp	1,447
47,725	*	PSS World Medical, Inc	954
46,192		Reliance Steel & Aluminum Co	1,485
19,445		Ryerson Tull, Inc	426
39,380	*	Tech Data Corp	1,439
26,379	*	Tyler Technologies, Inc	341
54,621		W.W. Grainger, Inc	3,661
34,294	*	WESCO International, Inc	1,990
8,587	*	West Marine, Inc	120
		TOTAL WHOLESALE TRADE-DURABLE GOODS	37,912

WHOLESALE TRADE-NONDURABLE GOODS - 0.80%
48,102		Airgas, Inc	1,740

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES
			(000)
31,521	*	Akorn, Inc	$114
59,409		Alliance One International, Inc	244
32,869	*	Allscripts Healthcare Solutions, Inc	738
43,792		Brown-Forman Corp (Class B)	3,357
295,209		Cardinal Health, Inc	19,407
21,391	*	Central European Distribution Corp	501
7,034	*	Core-Mark Holding Co, Inc	220
96,667	*	Dean Foods Co	4,062
96,092	*	Endo Pharmaceuticals Holdings, Inc	3,128
2,908	*	Green Mountain Coffee Roasters, Inc	107
21,948	*	Hain Celestial Group, Inc	561
62,653	*	Henry Schein, Inc	3,141
6,203		Kenneth Cole Productions, Inc (Class A)	151
19,366		K-Swiss, Inc (Class A)	582
2,095	*	Maui Land & Pineapple Co, Inc	62
35,438		Men's Wearhouse, Inc	1,319
18,114		Myers Industries, Inc	308
8,977		Nash Finch Co	211
137,217		Nike, Inc (Class B)	12,023
38,826		Nu Skin Enterprises, Inc (Class A)	680
11,120	*	Nuco2, Inc	299
6,666	*	Perry Ellis International, Inc	206
320,997		Safeway, Inc	9,742
17,687	*	School Specialty, Inc	624
8,100	*	Smart & Final, Inc	138
22,616	*	Source Interlink Cos, Inc	215
14,127		Spartan Stores, Inc	239
25,507		Stride Rite Corp	356
445,087		Sysco Corp	14,888
67,174	*	Terra Industries, Inc	518
9,068		The Andersons, Inc	310
25,451	*	Tractor Supply Co	1,228
30,443	*	United Natural Foods, Inc	943
24,300		United Stationers, Inc	1,130
6,399		Valhi, Inc	149
1,903		Valley National Gases, Inc	48
9,361	*	Volcom, Inc	211
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	83,900

		TOTAL COMMON STOCKS	10,486,015
		(Cost $8,003,102)

WARRANTS - 0.00%**

COMMUNICATIONS - 0.00%**
27	e,v*	RCN Corp Wts	-	^
		TOTAL COMMUNICATIONS	-	^

WHOLESALE TRADE-DURABLE GOODS - 0.00%**
808	v*	Timco Aviation Services, Inc Wts	-	^
		TOTAL WHOLESALE TRADE-DURABLE GOODS	-	^

		TOTAL WARRANTS	-	^
		(Cost $0)

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

SHORT-TERM INVESTMENTS - 0.00%**

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.00%**
$ 300,000		Federal Home Loan Bank (FHLB)	4.750%	10/02/06	$300
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			300

		TOTAL SHORT-TERM INVESTMENTS			300
		(Cost $300)

		TOTAL PORTFOLIO - 99.85%			10,486,315
		(Cost $8,003,402)

		OTHER ASSETS & LIABILITIES, NET - 0.15%			16,270

		NET ASSETS - 100.00%			$10,502,585

	The following abbreviation is used in portfolio descriptions:
	ADR	American Depositary Receipt

	*	Non-income producing
	**	Percentage represents less than 0.01%
	^	Amount represents less than $1,000
	b	In bankruptcy
	e	All or a portion of these securities are out on loan.
	m	Indicates a security that has been deemed illiquid.
	v	Security valued at fair value.

		Cost amounts are in thousands.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Accounts use more specific industry categories in following
		their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2006

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

BONDS - 98.46%

CORPORATE BONDS - 36.22%

AMUSEMENT AND RECREATION SERVICES - 0.09%
$ 2,000,000	e	Caesars Entertainment, Inc	7.875%	03/15/10	Ba1	$2,080
2,000,000		Caesars Entertainment, Inc	7.000	04/15/13	Baa3	2,072
1,450,000	e	Harrah's Operating Co, Inc	6.500	06/01/16	Baa3	1,435
		TOTAL AMUSEMENT AND RECREATION SERVICES				5,587

ASSET BACKED - 5.28%
20,000,000		AmeriCredit Automobile Receivables Trust Series 2006-AF
		(Class A4)	5.640	09/06/13	Aaa	20,321
413,268	i	AQ Finance NIM Trust Series 2004-RN2	5.530	04/25/09	Aaa	413
335,971	i,v	AQ Finance NIM Trust Series 2004-RN3	5.510	05/25/09	Aaa	336
134,423		Asset Backed Funding Corp NIM Trust Series 2005-WMC1
		(Class N1)	5.900	07/26/35	N/R	134
10,000,000	i	Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	10,029
1,100,000	i	Centex Home Equity Series 2004-D (Class MF2)	5.560	09/25/34	A2	1,080
1,375,000	i	Chase Funding Mortgage Loan Asset-Backed Certificates
		Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2	1,336
3,500,000	i	Chase Funding Mortgage Loan Asset-Backed Certificates
		Series 2004-2 (Class 1M1)	5.700	02/25/34	Aa2	3,484
1,750,000	i	Chase Funding Mortgage Loan Asset-Backed Certificates
		Series 2004-2 (Class 1M2)	5.700	02/25/34	A2	1,732
2,300,000		Chase Manhattan Auto Owner Trust Series 2004-A (Class	2.830	09/15/10	Aaa	2,251
10,000,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	9,888
5,653,741	i	CIT Group Home Equity Loan Trust Series 2002-1 (Class
		AF6)	6.200	02/25/30	Aaa	5,691
576,116	i	CIT Group Home Equity Loan Trust Series 2002-2 (Class
		MF2)	6.390	12/25/30	A3	576
28,400,000	i	Citicorp Mortgage Securities, Inc Series 2006-1 (Class A3)	5.706	07/25/36	Aaa	28,531
20,812,000	i,v	Citicorp Mortgage Securities, Inc Series 2006-2 (Class A3)	5.563	09/25/36	Aaa	20,812
1,691,265	i	Countrywide Home Equity Loan Trust Series 2004-B (Class
		1A)	5.550	02/15/29	Aaa	1,693
5,320,589		Detroit Edison Securitization Funding LLC Series 2001-1
		(Class A3)	5.875	03/01/10	Aaa	5,351
6,372,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	03/01/30	Aaa	6,386
2,600,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	03/01/36	Aaa	2,611
6,836,676	i	Golden Securities Corp Series 2003-A (Class A1)	5.630	12/02/13	Aaa	6,816
5,000,000	i	GSAMP Trust Series 2004-WF (Class M1)	5.910	10/25/34	Aa2	5,036
6,564,637		Household Automotive Trust Series 2003-2 (Class A4)	3.020	12/17/10	Aaa	6,458
25,000,000		Household Automotive Trust Series 2006-2 (Class A3)	5.610	08/17/11	Aaa	25,275
24,000,000		Household Credit Card Master Note Trust I Series 2006-1
		(Class A)	5.100	06/15/12	Aaa	24,131
3,000,000	i	IXIS Real Estate Capital Trust Series 2006-HE1 (Class A2)	5.470	03/25/36	Aaa	3,002
294,651		Long Beach Asset Holdings Corp Series 2006-4 (Class N1)	5.877	06/25/46	N/R	294
5,259,000	v	Long Beach Asset Holdings Corp Series 2006-6 (Class N1)	6.072	09/25/46	N/R	5,259
1,050,000	v	New York City Tax Lien Series 2006-AA (Class A)	5.930	07/01/36	Aaa	1,050

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 2,562,720		Peco Energy Transition Trust Series 1999-A (Class A6)	6.050%	03/01/09	Aaa	$2,570
10,000,000		Peco Energy Transition Trust Series 1999-A (Class A7)	6.130	03/01/09	Aaa	10,115
5,726,986		Public Service New Hampshire Funding LLC Series 2001-1
		(Class A2)	5.730	11/01/10	Aaa	5,762
6,500,000	i,v	Renaissance Home Equity Loan Trust Series 2006-3 (Class
		AF3)	5.586	11/25/36	Aaa	6,522
12,000,000	i	Residential Asset Mortgage Products, Inc Series 2004-RS11
		(Class M1)	5.950	11/25/34	Aa1	12,078
1,324,461		Residential Asset Securities Corp Series 2001-KS2 (Class	6.489	10/25/30	Aaa	1,326
8,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-
		H12 (Class A2)	5.750	02/25/36	Aaa	8,027
5,014,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-
		HI1 (Class A3)	5.570	02/25/36	Aaa	5,021
2,500,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-
		HI1 (Class M1)	6.010	02/25/36	Aa1	2,516
250,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-
		HI1 (Class M2)	6.060	02/25/36	Aa2	251
2,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-
		HI3 (Class A2)	5.950	02/25/36	Aaa	2,013
6,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-
		HI3 (Class A3)	5.960	02/25/36	Aaa	6,067
9,628,000	v	Residential Funding Mortgage Securities II, Inc Series 2006-
		HI4 (Class A2)	5.450	09/25/36	Aaa	9,628
30,000,000	v	Residential Funding Mortgage Securities II, Inc Series 2006-
		HI4 (Class A3)	5.440	09/25/36	Aaa	29,991
9,862,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-
		HSA2 (Class AI3)	5.550	03/25/36	Aaa	9,875
4,254,980	v	Sierra Receivables Funding Co Series 2006-1A (Class A1)	5.840	05/20/18	Aaa	4,309
8,113,333	i	Wachovia Loan Trust Series 2005-SD1 (Class A)	5.690	05/25/35	N/R	8,118
		TOTAL ASSET BACKED				324,165

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.22%
7,000,000		Home Depot, Inc	5.400	03/01/16	Aa3	6,948
5,750,000		Lowe's Cos, Inc	8.250	06/01/10	A1	6,323
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				13,271

BUSINESS SERVICES - 0.04%
2,000,000		Advanstar Communications, Inc	10.750	08/15/10	B1	2,155
		TOTAL BUSINESS SERVICES				2,155

CHEMICALS AND ALLIED PRODUCTS - 0.46%
6,500,000		Abbott Laboratories	5.600	05/15/11	A1	6,617
3,500,000		Chemtura Corp	6.875	06/01/16	Ba1	3,452
2,750,000		Genentech, Inc	5.250	07/15/35	A1	2,571
2,500,000		Lubrizol Corp	4.625	10/01/09	Baa3	2,429
5,650,000	e	Lubrizol Corp	5.500	10/01/14	Baa3	5,496
5,000,000	e	Merck & Co, Inc	4.750	03/01/15	Aa3	4,779
3,000,000		Procter & Gamble Co	4.950	08/15/14	Aa3	2,946
		TOTAL CHEMICALS AND ALLIED PRODUCTS				28,290

COMMUNICATIONS - 2.30%
3,750,000		America Movil S.A. de C.V.	6.375	03/01/35	A3	3,581
9,500,000	e	AT&T, Inc	5.100	09/15/14	A2	9,156
2,000,000	e	AT&T, Inc	6.150	09/15/34	A2	1,942
11,521,001	e	Comcast Cable Communications Holdings, Inc	8.375	03/15/13	Baa2	13,138

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 9,000,000	e	Comcast Corp	6.500%	01/15/17	Baa2	$9,389
6,000,000	e	Comcast Corp	5.650	06/15/35	Baa2	5,439
2,750,000		Comcast Corp	6.500	11/15/35	Baa2	2,763
2,000,000		COX Communications, Inc	4.625	01/15/10	Baa3	1,949
2,000,000		COX Communications, Inc	5.450	12/15/14	Baa3	1,930
2,500,000	g	COX Enterprises, Inc	4.375	05/01/08	Baa3	2,453
4,000,000		Deutsche Telekom International Finance BV	8.250	06/15/30	A3	4,895
4,250,000	i	France Telecom S.A.	7.750	03/01/11	A3	4,658
1,750,000		Gray Television, Inc	9.250	12/15/11	B1	1,831
1,150,000	e	GTE Corp	6.840	04/15/18	Baa1	1,217
4,000,000		New Cingular Wireless Services, Inc	7.875	03/01/11	Baa1	4,380
4,750,000		New Cingular Wireless Services, Inc	8.750	03/01/31	Baa1	6,089
500,000	e	Rogers Cable, Inc	6.750	03/15/15	Ba2	505
2,500,000	e	Rogers Wireless, Inc	7.500	03/15/15	Ba2	2,669
12,750,000		Sprint Capital Corp	8.375	03/15/12	Baa3	14,278
4,000,000	e	Telecom Italia Capital S.A.	5.250	11/15/13	Baa2	3,794
7,500,000	e	Telecom Italia Capital S.A.	6.375	11/15/33	Baa2	7,026
10,000,000	e	Verizon Communications, Inc	5.550	02/15/16	A3	9,855
4,250,000	e	Verizon Global Funding Corp	7.375	09/01/12	A3	4,654
2,250,000	e	Verizon Global Funding Corp	5.850	09/15/35	A3	2,115
6,500,000		Verizon Virginia, Inc	4.625	03/15/13	Baa1	6,060
5,000,000		Verizon Wireless Capital LLC	5.375	12/15/06	A2	4,998
4,850,000	g	Viacom, Inc	5.750	04/30/11	Baa3	4,841
3,500,000	g	Viacom, Inc	6.875	04/30/36	Baa3	3,462
2,000,000	e	Vodafone Group plc	5.000	12/16/13	A3	1,920
		TOTAL COMMUNICATIONS				140,987

DEPOSITORY INSTITUTIONS - 3.43%
5,000,000		Bank of America Corp	7.400	01/15/11	Aa3	5,412
7,550,000	e	Bank of America Corp	5.375	08/15/11	Aa2	7,617
4,000,000		Bank of America Corp	6.250	04/15/12	Aa2	4,193
8,750,000	e	Bank of America Corp	4.875	01/15/13	Aa2	8,561
3,550,000		Bank of America Corp	5.750	08/15/16	Aa3	3,614
1,500,000		Bank One Corp	5.900	11/15/11	A1	1,541
2,750,000		Bank One Corp	5.250	01/30/13	A1	2,732
7,000,000		Bank One NA	5.500	03/26/07	Aa2	7,003
5,000,000	e	Bank One NA	3.700	01/15/08	Aa2	4,907
5,250,000	g,i	BOI Capital Funding No. 2 Lp	5.571	12/30/49	A2	5,064
3,500,000		Branch Banking & Trust Co	5.625	09/15/16	Aa3	3,543
4,000,000	e	Capital One Bank	5.125	02/15/14	A3	3,895
4,850,000		Citigroup, Inc	5.100	09/29/11	Aa1	4,838
18,500,000	e	Citigroup, Inc	5.125	05/05/14	Aa1	18,274
6,655,000		Citigroup, Inc	5.000	09/15/14	Aa2	6,480
3,000,000		Citigroup, Inc	5.850	12/11/34	Aa1	3,032
4,000,000		FIA Card Services NA	4.625	08/03/09	Aa1	3,953
3,000,000		Golden West Financial Corp	4.125	08/15/07	Aa3	2,967
3,500,000		Golden West Financial Corp	4.750	10/01/12	Aa3	3,398
2,000,000		Greenpoint Financial Corp	3.200	06/06/08	A2	1,932
5,000,000		International Finance Corp	5.125	05/02/11	Aaa	5,057
1,000,000		JPMorgan Chase & Co	7.875	06/15/10	A1	1,087
4,500,000	e	JPMorgan Chase & Co	4.500	01/15/12	Aa3	4,353
5,500,000		JPMorgan Chase & Co	5.750	01/02/13	A1	5,609
4,000,000		KeyBank NA	5.000	07/17/07	A1	3,982
2,000,000		M&I Marshall & Ilsley Bank	4.125	09/04/07	Aa3	1,979
5,700,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	5,562

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 5,000,000		Mellon Funding Corp	4.875%	06/15/07	A1	$4,984
3,250,000		Popular North America, Inc	5.650	04/15/09	A3	3,265
4,250,000	e,g,i	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	4,102
2,500,000		Regions Financial Corp	6.375	05/15/12	A2	2,627
2,000,000		Union Bank of California NA	5.950	05/11/16	A2	2,057
2,500,000		US Bank NA	5.700	12/15/08	Aa2	2,526
5,000,000		US Bank NA	6.300	02/04/14	Aa2	5,294
12,750,000		Wachovia Bank NA	4.800	11/01/14	Aa3	12,220
5,000,000	i	Wachovia Capital Trust III	5.800	12/30/49	A2	5,014
4,500,000		Wachovia Corp	5.250	08/01/14	A1	4,445
4,500,000		Washington Mutual Bank	5.500	01/15/13	A3	4,492
7,150,000		Washington Mutual, Inc	5.500	08/24/11	A3	7,185
7,500,000	e	Wells Fargo & Co	5.300	08/26/11	Aa1	7,543
6,000,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	6,291
1,500,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	1,437
6,000,000		Wells Fargo Bank NA	5.950	08/26/36	Aa1	6,142
		TOTAL DEPOSITORY INSTITUTIONS				210,209

EATING AND DRINKING PLACES - 0.03%
2,000,000		Aramark Services, Inc	5.000	06/01/12	B2	1,637
		TOTAL EATING AND DRINKING PLACES				1,637

ELECTRIC, GAS, AND SANITARY SERVICES - 1.83%
2,000,000	e	AGL Capital Corp	6.000	10/01/34	Baa1	1,944
2,500,000		Atmos Energy Corp	4.000	10/15/09	Baa3	2,403
4,500,000		Carolina Power & Light Co	5.125	09/15/13	A3	4,395
2,750,000	e	Carolina Power & Light Co	5.700	04/01/35	A3	2,669
4,250,000		CenterPoint Energy Resources Corp	7.875	04/01/13	Baa3	4,726
2,375,000		Consolidated Edison Co of New York	5.500	09/15/16	A1	2,384
3,500,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa1	3,630
4,250,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa1	4,073
2,000,000	e	Duke Capital LLC	6.250	02/15/13	Baa2	2,055
9,000,000	e	FirstEnergy Corp	6.450	11/15/11	Baa3	9,379
3,400,000	e	Florida Power & Light Co	4.850	02/01/13	Aa3	3,331
3,500,000		Florida Power Corp	4.500	06/01/10	A2	3,397
4,000,000	i	FPL Group Capital, Inc	6.350	10/01/66	A3	4,055
4,000,000		National Fuel Gas Co	5.250	03/01/13	Baa1	3,950
3,000,000		National Rural Utilities Cooperative Finance Corp	5.750	08/28/09	A2	3,048
3,500,000	g	Nevada Power Co	6.650	04/01/36	Ba1	3,617
4,500,000		Northern Border Pipeline Co	6.250	05/01/07	A3	4,519
2,250,000	e	Northern States Power Co	6.250	06/01/36	A2	2,388
2,500,000		Northern States Power-Minnesota	5.250	07/15/35	A2	2,285
2,500,000		Ohio Edison Co	4.000	05/01/08	Baa2	2,447
3,500,000		Ohio Power Co	5.300	11/01/10	A3	3,491
4,075,000		ONEOK Partners Lp	5.900	04/01/12	Baa2	4,091
6,000,000	e	Pacific Gas & Electric Co	4.200	03/01/11	Baa1	5,744
2,000,000	e	Public Service Co of Colorado	7.875	10/01/12	A3	2,258
2,500,000		Public Service Co of Colorado	5.500	04/01/14	A3	2,514
2,250,000		Puget Sound Energy, Inc	6.274	03/15/37	Baa2	2,294
2,750,000	e	Southern California Edison Co	6.000	01/15/34	A2	2,828
3,250,000	e	Southern California Edison Co	5.350	07/15/35	A2	3,033
4,500,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	4,300
2,000,000		Waste Management, Inc	7.750	05/15/32	Baa3	2,392
1,500,000		Westar Energy, Inc	6.000	07/01/14	Baa2	1,539
3,000,000		Wisconsin Electric Power	5.625	05/15/33	A1	2,893

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 4,000,000		Xcel Energy, Inc	6.500%	07/01/36	Baa1	$4,228
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				112,300

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.30%
7,500,000		Cisco Systems, Inc	5.250	02/22/11	A1	7,536
2,500,000	e	Cisco Systems, Inc	5.500	02/22/16	A1	2,516
4,000,000		Emerson Electric Co	4.500	05/01/13	A2	3,828
4,000,000		International Business Machines Corp	6.220	08/01/27	A1	4,245
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				18,125

FABRICATED METAL PRODUCTS - 0.16%
3,000,000		Crane Co	5.500	09/15/13	Baa2	2,939
3,500,000		Fortune Brands, Inc	5.125	01/15/11	Baa2	3,431
3,750,000		Fortune Brands, Inc	4.875	12/01/13	Baa2	3,542
		TOTAL FABRICATED METAL PRODUCTS				9,912

FOOD AND KINDRED PRODUCTS - 0.63%
3,000,000		Anheuser-Busch Cos, Inc	4.700	04/15/12	A1	2,926
4,000,000		Bottling Group LLC	4.625	11/15/12	Aa3	3,870
1,750,000		Bunge Ltd Finance Corp	5.875	05/15/13	Baa2	1,740
2,750,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	2,568
3,500,000	e	Cia Brasileira de Bebidas	8.750	09/15/13	Baa3	4,055
5,000,000		Coors Brewing Co	6.375	05/15/12	Baa2	5,199
6,875,000		Diageo Capital plc	5.125	01/30/12	A3	6,806
2,500,000	g	Foster's Finance Corp	4.875	10/01/14	Baa2	2,367
3,000,000		Kellogg Co	7.450	04/01/31	A3	3,611
4,000,000		Kraft Foods, Inc	6.500	11/01/31	A3	4,322
1,250,000		WM Wrigley Jr Co	4.650	07/15/15	A1	1,188
		TOTAL FOOD AND KINDRED PRODUCTS				38,652

FOOD STORES - 0.17%
2,000,000		Delhaize America, Inc	8.125	04/15/11	Ba1	2,147
3,500,000		Kroger Co	7.250	06/01/09	Baa2	3,655
2,500,000		Kroger Co	6.800	04/01/11	Baa2	2,614
2,325,000		Safeway, Inc	4.125	11/01/08	Baa2	2,265
		TOTAL FOOD STORES				10,681

FORESTRY - 0.04%
2,665,000		Weyerhaeuser Co	5.950	11/01/08	Baa2	2,687
		TOTAL FORESTRY				2,687

GENERAL BUILDING CONTRACTORS - 0.34%
3,250,000		Centex Corp	5.250	06/15/15	Baa2	3,034
5,500,000		Centex Corp	6.500	05/01/16	Baa2	5,557
3,000,000	e	DR Horton, Inc	9.750	09/15/10	Ba1	3,296
5,000,000	e	DR Horton, Inc	5.375	06/15/12	Baa3	4,787
4,500,000	e	DR Horton, Inc	6.500	04/15/16	Baa3	4,412
		TOTAL GENERAL BUILDING CONTRACTORS				21,086

GENERAL MERCHANDISE STORES - 0.41%
10,550,000	e	Target Corp	5.875	07/15/16	A1	10,925
7,000,000		Wal-Mart Stores, Inc	4.000	01/15/10	Aa2	6,768
7,750,000	e	Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	7,464
		TOTAL GENERAL MERCHANDISE STORES				25,157

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
HEALTH SERVICES - 0.09%
$ 5,650,000		Laboratory Corp of America Holdings	5.625%	12/15/15	Baa3	$5,599
		TOTAL HEALTH SERVICES				5,599

HOLDING AND OTHER INVESTMENT OFFICES - 0.47%
3,750,000	e	Archstone-Smith Trust	5.750	03/15/16	Baa1	3,760
5,000,000		Brookfield Asset Management, Inc	7.125	06/15/12	Baa3	5,347
5,000,000		Camden Property Trust	5.875	06/01/07	Baa2	5,014
4,000,000		Colonial Properties Trust	6.250	06/15/14	Baa3	4,085
4,500,000	e	iStar Financial, Inc	5.150	03/01/12	Baa2	4,387
3,650,000		iStar Financial, Inc	5.700	03/01/14	Baa2	3,629
2,825,000		Simon Property Group Lp	5.600	09/01/11	Baa1	2,841
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				29,063

HOTELS AND OTHER LODGING PLACES - 0.06%
2,000,000		Boyd Gaming Corp	8.750	04/15/12	Ba3	2,100
1,750,000	e	MGM Mirage	6.000	10/01/09	Ba2	1,728
		TOTAL HOTELS AND OTHER LODGING PLACES				3,828

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.12%
5,500,000		Caterpillar, Inc	6.050	08/15/36	A2	5,756
1,500,000		Kennametal, Inc	7.200	06/15/12	Baa3	1,594
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				7,350

INSTRUMENTS AND RELATED PRODUCTS - 0.15%
3,000,000	e	Johnson & Johnson	3.800	05/15/13	Aaa	2,797
5,000,000		Medtronic, Inc	4.750	09/15/15	A1	4,757
2,000,000		Thermo Electron Corp	5.000	06/01/15	Baa1	1,882
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				9,436

INSURANCE CARRIERS - 1.02%
6,250,000		Aetna, Inc	6.625	06/15/36	A3	6,597
5,000,000	g	AIG SunAmerica Global Financing VI	6.300	05/10/11	Aa2	5,217
4,250,000	e	Allstate Corp	5.000	08/15/14	A1	4,134
5,000,000	e	American International Group, Inc	5.050	10/01/15	Aa2	4,859
3,600,000	i	ING Groep NV	5.775	12/30/49	A2	3,548
4,000,000	g	John Hancock Global Funding II	7.900	07/02/10	Aa2	4,384
3,750,000	g	Liberty Mutual Group, Inc	6.500	03/15/35	Baa3	3,577
4,000,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	3,907
3,000,000	e	Metlife, Inc	5.375	12/15/12	A2	3,007
5,000,000		Metlife, Inc	5.000	06/15/15	A2	4,835
2,500,000	e	Metlife, Inc	5.700	06/15/35	A2	2,410
3,000,000	e,g	Pricoa Global Funding I	3.900	12/15/08	Aa3	2,914
4,000,000		UnitedHealth Group, Inc	5.250	03/15/11	A3	3,988
2,000,000		WellPoint, Inc	5.000	01/15/11	Baa1	1,974
5,000,000		WellPoint, Inc	5.250	01/15/16	Baa1	4,895
2,250,000	e	WellPoint, Inc	5.850	01/15/36	Baa1	2,173
		TOTAL INSURANCE CARRIERS				62,419

METAL MINING - 0.19%
5,900,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	5,627
3,500,000	e,g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	3,302
3,000,000		Vale Overseas Ltd	6.250	01/11/16	Baa3	2,970
		TOTAL METAL MINING				11,899

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.05%
$ 3,250,000	g	Controladora Mabe S.A. C.V.	6.500%	12/15/15	N/R	$3,280
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				3,280

MISCELLANEOUS RETAIL - 0.06%
2,500,000		CVS Corp	5.750	08/15/11	Baa2	2,532
1,250,000		CVS Corp	6.125	08/15/16	Baa2	1,278
		TOTAL MISCELLANEOUS RETAIL				3,810

MOTION PICTURES - 0.59%
2,500,000		Historic TW, Inc	6.625	05/15/29	Baa2	2,489
4,250,000		News America, Inc	7.625	11/30/28	Baa2	4,687
5,000,000		News America, Inc	6.200	12/15/34	Baa2	4,787
16,250,000		Time Warner, Inc	6.875	05/01/12	Baa2	17,142
3,000,000		Walt Disney Co	5.500	12/29/06	A3	3,002
3,750,000		Walt Disney Co	5.700	07/15/11	A3	3,819
		TOTAL MOTION PICTURES				35,926

NONDEPOSITORY INSTITUTIONS - 2.72%
3,500,000	e,g	American Honda Finance Corp	5.125	12/15/10	A1	3,492
6,500,000		Capital One Financial Corp	5.700	09/15/11	Baa1	6,554
3,000,000	e	Capital One Financial Corp	5.500	06/01/15	Baa1	2,943
1,750,000	e	Capital One Financial Corp	6.150	09/01/16	Baa2	1,770
4,500,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	4,315
5,750,000		CIT Group Funding Co of Canada	4.650	07/01/10	A2	5,626
5,000,000	e	CIT Group, Inc	5.200	11/03/10	A2	4,977
4,250,000		CIT Group, Inc	5.125	09/30/14	A2	4,121
4,000,000		FIA Card Services NA	5.375	01/15/08	Aa1	4,007
9,000,000		Ford Motor Credit Co	5.700	01/15/10	B1	8,315
6,000,000		Ford Motor Credit Co	9.875	08/10/11	B1	6,209
20,000,000		General Electric Capital Corp	6.000	06/15/12	Aaa	20,774
8,000,000		General Electric Capital Corp	5.650	06/09/14	Aaa	8,173
11,750,000		General Motors Acceptance Corp	5.625	05/15/09	Ba1	11,458
3,000,000	g,i	HSBC Capital Funding Lp	4.610	12/30/49	A1	2,781
10,000,000		HSBC Finance Corp	5.250	01/14/11	Aa3	9,997
11,750,000		HSBC Finance Corp	5.700	06/01/11	Aa3	11,958
4,000,000		HSBC Finance Corp	5.250	04/15/15	Aa3	3,940
6,500,000	e	HSBC Finance Corp	5.500	01/19/16	Aa3	6,499
1,750,000		International Lease Finance Corp	5.450	03/24/11	A1	1,758
2,000,000		John Deere Capital Corp	4.500	08/25/08	A3	1,977
1,900,000		John Deere Capital Corp	7.000	03/15/12	A3	2,041
4,000,000		MBNA Corp	6.125	03/01/13	Aa2	4,166
6,000,000		MBNA Corp	5.000	06/15/15	Aa2	5,822
5,000,000		Residential Capital Corp	6.125	11/21/08	Baa3	5,020
10,375,000		Residential Capital Corp	6.500	04/17/13	Baa3	10,550
4,250,000		SLM Corp	4.000	01/15/10	A2	4,096
3,500,000	e	Toyota Motor Credit Corp	2.875	08/01/08	Aaa	3,355
		TOTAL NONDEPOSITORY INSTITUTIONS				166,694

OIL AND GAS EXTRACTION - 1.13%
2,000,000	e	Anadarko Finance Co	6.750	05/01/11	Baa2	2,101
3,750,000		Anadarko Petroleum Corp	5.950	09/15/16	Baa2	3,795
3,000,000	e	Anadarko Petroleum Corp	6.450	09/15/36	Baa2	3,068
3,000,000		Baker Hughes, Inc	6.875	01/15/29	A2	3,375
3,500,000		BJ Services Co	5.750	06/01/11	Baa1	3,532

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 2,000,000		Burlington Resources Finance Co	6.400%	08/15/11	A2	$2,101
7,750,000		Burlington Resources Finance Co	7.200	08/15/31	A2	9,155
6,500,000	e	Chesapeake Energy Corp	6.500	08/15/17	Ba2	6,094
4,000,000	g	Empresa Nacional de Petroleo ENAP	6.750	11/15/12	A2	4,223
2,500,000		Enterprise Products Operating Lp	4.625	10/15/09	Baa3	2,443
4,000,000		Equitable Resources, Inc	5.150	11/15/12	A2	3,931
4,250,000	e	Nexen, Inc	5.050	11/20/13	Baa2	4,130
4,250,000		PC Financial Partnership	5.000	11/15/14	Baa2	4,047
3,750,000	e	Pemex Project Funding Master Trust	5.750	12/15/15	Baa1	3,655
4,000,000	e	Petro-Canada	5.950	05/15/35	Baa2	3,809
3,000,000		Plains All American Pipeline Lp	5.625	12/15/13	Baa3	2,981
4,500,000		Weatherford International Ltd	6.500	08/01/36	Baa1	4,594
2,000,000		XTO Energy, Inc	6.100	04/01/36	Baa2	1,981
		TOTAL OIL AND GAS EXTRACTION				69,015

OTHER MORTGAGE BACKED SECURITIES - 10.00%
10,000,000	i	Banc of America Commercial Mortgage, Inc Series 2004-4
		(Class A6)	4.877	07/10/42	N/R	9,715
13,955,000	i	Banc of America Commercial Mortgage, Inc Series 2005-1
		(Class B)	5.158	11/10/42	N/R	13,822
1,630,000	i	Banc of America Commercial Mortgage, Inc Series 2005-5
		(Class AJ)	5.331	10/10/45	Aaa	1,608
2,650,000	i	Banc of America Commercial Mortgage, Inc Series 2005-6
		(Class AJ)	5.354	09/10/47	Aaa	2,620
3,000,000	i	Banc of America Commercial Mortgage, Inc Series 2006-2
		(Class A4)	5.930	05/10/45	N/R	3,106
6,000,000	h,v	Banc of America Commercial Mortgage, Inc Series 2006-5
		(Class A4)	5.460	09/10/16	Aaa	6,030
14,265,538		Banc of America Mortgage Securities Series 2006-1 (Class	6.000	05/01/36	Aaa	14,321
775,602		Bank of America Alternative Loan Trust Series 2004-8
		(Class 3A1)	5.500	09/25/19	Aaa	776
10,000,000	i	Bear Stearns Commercial Mortgage Securities Series 2004-
		PWR5 (Class A5)	4.978	07/11/42	Aaa	9,786
9,225,000	i	Bear Stearns Commercial Mortgage Securities Series 2005-
		PW10 (Class AJ)	5.614	12/11/40	N/R	9,309
8,000,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-
		PW11 (Class A4)	5.625	03/11/39	N/R	8,113
5,300,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-
		PW12 (Class A4)	5.896	09/11/38	Aaa	5,481
13,000,000	e	Bear Stearns Commercial Mortgage Securities Series 2006-
		PW13 (Class A4)	5.540	09/11/41	N/R	13,179
3,000,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-
		T22 (Class A4)	5.634	04/12/38	Aaa	3,052
48,509,425		Citimortgage Alternative Loan Trust Series 2006-A1 (ClassA1)	5.250	03/25/21	Aaa	47,888
30,000,000		Countrywide Alternative Loan Trust Series 2003-3T1 (Class A10)	5.500	05/25/33	N/R	29,758
5,851,997	i	Countrywide Alternative Loan Trust Series 2004-31T1
		(Class A2)	5.680	09/25/34	N/R	5,861
16,000,000		Countrywide Alternative Loan Trust Series 2005-37T1
		(Class A4)	5.500	09/25/35	Aaa	15,753
10,000,000		Countrywide Alternative Loan Trust Series 2005-J8 (Class 1A5)	5.500	07/25/35	Aaa	9,766
10,473,906	i	Countrywide Alternative Loan Trust Series 2006-12CB
		(Class A10)	5.680	05/25/36	Aaa	10,456

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 13,728,849		Countrywide Home Loan Mortgage Pass Through Trust
		Series 2005-17 (Class 1A10)	5.250%	09/25/35	N/R	$13,664
8,000,000	i	Credit Suisse Mortgage Capital Certificates Series 2006-C1
		(Class A4)	5.609	02/15/39	N/R	8,123
5,400,000	i	Credit Suisse Mortgage Capital Certificates Series 2006-C2
		(Class A3)	5.848	03/15/39	Aaa	5,544
8,700,000		Credit Suisse Mortgage Capital Certificates Series 2006-C4
		(Class A3)	5.467	09/15/39	Aaa	8,768
14,000,000	i	Credit Suisse/Morgan Stanley Commerical Mortgage
		Certificate Series HC1A (Class A1)	5.520	05/15/23	Aaa	14,005
14,000,000		CS First Boston Mortgage Securities Corp Series 2001-CP4
		(Class A4)	6.180	12/15/35	N/R	14,541
27,854,077		CS First Boston Mortgage Securities Corp Series 2004-8
		(Class 7A1)	6.000	12/25/34	N/R	27,918
18,212,918		CS First Boston Mortgage Securities Corp Series 2005-5
		(Class 7A1)	6.000	07/25/35	Aaa	18,219
3,044,924		First Horizon Asset Securities, Inc Series 2003-9 (Class	5.500	11/25/33	N/R	3,044
21,000,000		Ge Capital Commercial Mortgage Corp Series 2003-C2
		(Class A4)	5.145	07/10/37	Aaa	20,869
18,000,000	i	Greenwich Capital Commercial Funding Corp Series 2004-
		GG1 (Class A7)	5.317	06/10/36	Aaa	18,010
10,000,000	i	GS Mortgage Securities Corp II Series 2001-ROCK (Class
		BFL)	5.810	05/03/18	Aaa	10,244
14,250,000		JP Morgan Chase Commercial Mortgage Securities Corp
		Series 2002-C1 (Class A3)	5.376	07/12/37	Aaa	14,357
6,400,000		LB-UBS Commercial Mortgage Trust Series 2005-C3 (Class
		A2 )	4.553	07/15/30	Aaa	6,286
4,000,000	i	LB-UBS Commercial Mortgage Trust Series 2005-C5 (Class
		AJ)	5.057	09/15/40	N/R	3,904
3,600,000	i	LB-UBS Commercial Mortgage Trust Series 2006-C4 (Class
		A4)	6.098	06/15/38	Aaa	3,767
15,116,199		MASTR Alternative Loans Trust Series 2004-8 (Class 5A1)	6.000	09/25/34	N/R	15,074
5,281,479		MASTR Asset Securitization Trust Series 2005-2 (Class	5.000	10/25/20	Aaa	5,228
17,426,552		MASTR Asset Securitization Trust Series 2005-2 (Class	5.500	11/25/33	Aaa	17,055
5,400,000	i	Merrill Lynch Mortgage Trust Series 2005-LC1 (Class A4)	5.291	01/12/44	Aaa	5,374
2,500,000	i	Merrill Lynch Mortgage Trust Series 2006-C1 (Class A4)	5.844	05/12/39	N/R	2,571
4,700,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust
		Series 2006-1 (Class A4)	5.619	02/12/39	N/R	4,760
19,000,000		Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	N/R	18,826
12,000,000	i	Morgan Stanley Capital I Series 2006-HE1 (Class A2)	5.450	01/25/36	Aaa	12,007
8,000,000	i	Morgan Stanley Capital I Series 2006-HQ8 (Class AJ)	5.641	03/12/44	Aaa	8,107
4,587,000	i	Morgan Stanley Capital I Series 2006-HQ9 (Class A4)	5.731	07/12/44	N/R	4,711
7,500,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class A4)	5.946	10/15/42	N/R	7,748
6,200,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class AJ)	5.950	10/15/42	N/R	6,384
2,700,000	i	Morgan Stanley Capital I Series 2006-T21 (Class AJ)	5.273	10/12/52	Aaa	2,675
5,000,000	i	Morgan Stanley Capital I Series 2006-T23 (Class A4)	5.983	08/12/41	N/R	5,200
4,000,000	i	Wachovia Bank Commercial Mortgage Trust Series 2005-
		C20 (Class A7)	5.118	07/15/42	Aaa	3,930
10,000,000	e,i	Wachovia Bank Commercial Mortgage Trust Series 2006-
		C24 (Class A3)	5.558	03/15/45	Aaa	10,134
25,006,071		Wamu Alternative Mortgage Pass-Through Certificates
		Series 2006-2 (Class 2CB)	6.500	03/25/36	Aaa	25,311
15,394,538		Washington Mutual, Inc Series 2003-S10 (Class A1)	4.500	10/25/18	N/R	14,896
6,299,396		Wells Fargo Mortgage Backed Securities Trust Series 2004-
		7 (Class 1A1)	4.500	07/25/19	N/R	6,024

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	RATING +	VALUE
PRINCIPAL			RATE	DATE	(Unaudited)	(000)
$ 24,280,211		Wells Fargo Mortgage Backed Securities Trust Series 2005-
		1 (Class 2A1)	5.000%	01/25/20	Aaa	$24,054
1,689,541		Wells Fargo Mortgage Backed Securities Trust Series 2005-
		5 (Class 1A1)	5.000	05/25/20	Aaa	1,648
		TOTAL OTHER MORTGAGE BACKED SECURITIES				613,380

PAPER AND ALLIED PRODUCTS - 0.05%
3,150,000		Bemis Co	4.875	04/01/12	Baa1	3,059
		TOTAL PAPER AND ALLIED PRODUCTS				3,059

PETROLEUM AND COAL PRODUCTS - 0.15%
7,000,000	e	Conoco Funding Co	6.350	10/15/11	A1	7,360
2,000,000	e	ConocoPhillips	5.900	10/15/32	A1	2,051
		TOTAL PETROLEUM AND COAL PRODUCTS				9,411

PIPELINES, EXCEPT NATURAL GAS - 0.38%
3,000,000		Enterprise Products Operating Lp	4.000	10/15/07	Baa3	2,956
3,500,000		Enterprise Products Operating Lp	4.950	06/01/10	Baa3	3,426
4,000,000		Enterprise Products Operating Lp	5.600	10/15/14	Baa3	3,916
2,000,000		Kaneb Pipe Line Operating Partnership Lp	5.875	06/01/13	Baa3	2,010
2,000,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	1,980
3,000,000		Plains All American Pipeline Lp	4.750	08/15/09	Baa3	2,938
2,750,000		TransCanada Corp	5.850	03/15/36	A2	2,738
3,750,000	e	TransCanada Pipelines Ltd	4.000	06/15/13	A2	3,465
		TOTAL PIPELINES, EXCEPT NATURAL GAS				23,429

PRIMARY METAL INDUSTRIES - 0.18%
4,000,000		Alcan, Inc	5.000	06/01/15	Baa1	3,818
1,750,000		Alcan, Inc	5.750	06/01/35	Baa1	1,651
4,250,000		Alcoa, Inc	6.000	01/15/12	A2	4,362
1,000,000		Corning, Inc	5.900	03/15/14	Baa2	1,020
		TOTAL PRIMARY METAL INDUSTRIES				10,851

PRINTING AND PUBLISHING - 0.04%
2,500,000	e	Dun & Bradstreet Corp	5.500	03/15/11	N/R	2,513
		TOTAL PRINTING AND PUBLISHING				2,513

RAILROAD TRANSPORTATION - 0.41%
3,750,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	3,971
3,500,000		Canadian National Railway Co	4.400	03/15/13	A3	3,322
3,500,000		Canadian National Railway Co	6.200	06/01/36	A3	3,737
4,000,000		CSX Corp	6.000	10/01/36	Baa2	4,066
956,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	937
1,044,000	e	Norfolk Southern Corp	7.250	02/15/31	Baa1	1,231
5,000,000		Union Pacific Corp	5.750	10/15/07	Baa2	5,023
3,000,000	e	Union Pacific Corp	6.500	04/15/12	Baa2	3,157
		TOTAL RAILROAD TRANSPORTATION				25,444

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.03%
1,750,000	g	Sealed Air Corp	5.375	04/15/08	Baa3	1,748
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				1,748

SECURITY AND COMMODITY BROKERS - 1.52%
4,000,000	e	Bear Stearns Cos, Inc	5.700	11/15/14	A1	4,056
7,900,000		Credit Suisse USA, Inc	5.500	08/16/11	Aa3	7,972

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 3,000,000		Franklin Resources, Inc	3.700%	04/15/08	A2	$2,933
2,750,000	e	Goldman Sachs Group Lp	4.500	06/15/10	Aa3	2,681
3,250,000	e	Goldman Sachs Group, Inc	6.600	01/15/12	Aa3	3,432
2,000,000		Goldman Sachs Group, Inc	4.750	07/15/13	Aa3	1,919
3,750,000		Goldman Sachs Group, Inc	5.500	11/15/14	Aa3	3,737
5,000,000		Goldman Sachs Group, Inc	5.750	10/01/16	Aa3	5,048
3,000,000		Goldman Sachs Group, Inc	6.125	02/15/33	Aa3	2,993
2,650,000		Goldman Sachs Group, Inc	6.450	05/01/36	A1	2,709
9,000,000	e	Lehman Brothers Holdings, Inc	6.625	01/18/12	A1	9,525
9,000,000		Lehman Brothers Holdings, Inc	5.500	04/04/16	A1	8,960
3,750,000		Merrill Lynch & Co, Inc	5.770	07/25/11	Aa3	3,825
4,250,000	e	Merrill Lynch & Co, Inc	5.000	02/03/14	Aa3	4,137
7,500,000		Merrill Lynch & Co, Inc	6.220	09/15/26	A1	7,653
10,000,000		Morgan Stanley	3.625	04/01/08	Aa3	9,773
8,500,000		Morgan Stanley	4.750	04/01/14	A1	8,092
3,500,000		Morgan Stanley	6.250	08/09/26	Aa3	3,616
		TOTAL SECURITY AND COMMODITY BROKERS				93,061

STONE, CLAY, AND GLASS PRODUCTS - 0.05%
3,250,000		CRH America, Inc	6.400	10/15/33	Baa1	3,200
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				3,200

TOBACCO PRODUCTS - 0.02%
1,250,000	g	Reynolds American, Inc	6.500	06/01/07	Ba3	1,253
		TOTAL TOBACCO PRODUCTS				1,253

TRANSPORTATION BY AIR - 0.19%
5,000,000		Continental Airlines, Inc	6.563	02/15/12	Aaa	5,203
4,600,000		FedEx Corp	5.500	08/15/09	Baa2	4,621
2,000,000		Southwest Airlines Co	5.496	11/01/06	Aa2	2,001
		TOTAL TRANSPORTATION BY AIR				11,825

TRANSPORTATION EQUIPMENT - 0.70%
4,000,000	e	Boeing Capital Corp	5.800	01/15/13	A2	4,120
3,250,000	e	DaimlerChrysler NA Holding Corp	5.875	03/15/11	Baa1	3,259
7,400,000	e	DaimlerChrysler NA Holding Corp	5.750	09/08/11	Baa1	7,379
4,000,000		DaimlerChrysler NA Holding Corp	6.500	11/15/13	Baa1	4,100
4,250,000		General Dynamics Corp	3.000	05/15/08	A2	4,103
3,500,000	g	Lockheed Martin Corp	6.150	09/01/36	Baa1	3,682
4,000,000		Northrop Grumman Corp	7.750	02/15/31	Baa2	4,991
3,000,000		United Technologies Corp	4.875	11/01/06	A2	2,998
2,500,000		United Technologies Corp	7.500	09/15/29	A2	3,086
4,750,000		United Technologies Corp	6.050	06/01/36	A2	5,063
		TOTAL TRANSPORTATION EQUIPMENT				42,781

WHOLESALE TRADE-NONDURABLE GOODS - 0.12%
1,500,000		Gillette Co	4.125	08/30/07	Aa3	1,479
2,000,000	e	Procter & Gamble Co	5.800	08/15/34	Aa3	2,067
4,000,000	e	Sysco Corp	5.375	09/21/35	A1	3,783
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				7,329

		TOTAL CORPORATE BONDS				2,222,504
		(Cost $2,219,877)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
GOVERNMENT BONDS - 62.24%

AGENCY SECURITIES - 17.38%
$ 9,730,136		Cal Dive International, Inc	4.930%	02/01/27	N/R	$9,406
11,200,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	10,902
11,200,000		FFCB	4.125	04/15/09	Aaa	10,998
19,150,000		FFCB	5.375	07/18/11	Aaa	19,544
2,325,000		FFCB	5.125	08/25/16	Aaa	2,348
18,000,000		Federal Home Loan Bank (FHLB)	5.375	08/19/11	Aaa	18,356
3,000,000		Federal Home Loan Mortgage Corp (FHLMC)	7.100	04/10/07	Aaa	3,027
16,472,000		FHLMC	3.750	04/15/07	Aaa	16,339
5,000,000		FHLMC	4.625	06/01/07	Aaa	4,979
26,160,000		FHLMC	4.000	08/17/07	Aaa	25,897
7,500,000		FHLMC	5.125	10/24/07	Aaa	7,496
9,800,000	e	FHLMC	4.375	11/16/07	Aaa	9,719
20,000,000	i	FHLMC	4.830	11/28/07	Aaa	20,001
27,400,000	e	FHLMC	4.625	02/21/08	Aaa	27,247
42,268,000	e	FHLMC	5.125	04/18/08	Aaa	42,346
15,000,000		FHLMC	3.500	05/21/08	Aaa	14,651
7,000,000		FHLMC	3.600	05/22/08	Aaa	6,844
48,500,000	e	FHLMC	5.000	09/16/08	Aaa	48,555
88,400,000	d,e	FHLMC	7.000	03/15/10	Aaa	94,250
15,900,000		FHLMC	4.750	01/18/11	Aaa	15,807
36,399,000	e	FHLMC	5.875	03/21/11	Aa2	37,589
14,000,000	e	FHLMC	6.000	06/15/11	Aaa	14,638
22,500,000		FHLMC	5.250	07/18/11	Aaa	22,821
66,823,000		FHLMC	6.250	03/05/12	Aa2	67,070
3,811,000		FHLMC	8.250	06/01/16	N/R	4,688
20,100,000	e	FHLMC	5.750	06/27/16	Aa2	20,936
5,000,000	e	FHLMC	5.500	07/18/16	Aaa	5,193
3,426,000		Federal National Mortgage Association (FNMA)	3.550	01/30/07	Aaa	3,406
7,814,000	e	FNMA	3.000	03/02/07	Aaa	7,740
5,000,000		FNMA	3.750	07/06/07	Aaa	4,945
8,280,000		FNMA	3.750	08/15/07	Aaa	8,180
5,000,000		FNMA	3.375	09/07/07	Aaa	4,920
31,500,000		FNMA	5.250	12/03/07	Aaa	31,549
39,070,000		FNMA	4.125	06/16/08	Aaa	38,478
25,000,000		FNMA	5.000	09/15/08	Aaa	25,030
40,000,000		FNMA	5.210	03/16/09	Aaa	39,920
1,350,000		FNMA	4.250	01/19/10	Aaa	1,321
121,200,000	e	FNMA	7.125	06/15/10	Aaa	130,241
15,000,000		FNMA	6.625	11/15/10	Aaa	15,952
5,000,000	e	FNMA	6.000	05/15/11	Aaa	5,223
63,250,000		FNMA	5.800	06/07/11	Aaa	63,423
18,000,000		FNMA	4.125	01/30/12	Aaa	17,246
28,600,000		FNMA	5.250	08/01/12	Aa2	28,801
4,250,000		FNMA	6.470	09/25/12	Aaa	4,570
7,777,061		FNMA	4.400	10/01/12	N/R	7,459
2,700,000	e	FNMA	5.250	09/15/16	Aaa	2,753
8,250,000	e	FNMA	6.210	08/06/38	Aaa	9,612
3,000,000	v	Housing Urban Development	5.380	08/01/18	N/R	3,033
2,500,000	g	Private Export Funding Corp	7.170	05/15/07	Aaa	2,528
3,540,000		Private Export Funding Corp	5.870	07/31/08	Aaa	3,595
1,000,000		Private Export Funding Corp	7.200	01/15/10	Aaa	1,066
2,000,000		Private Export Funding Corp	4.974	08/15/13	Aaa	2,006
13,785,000		Private Export Funding Corp	4.550	05/15/15	Aaa	13,284

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 4,000,000		Private Export Funding Corp	4.950%	11/15/15	Aaa	$3,961
5,062,500		Totem Ocean Trailer Express, Inc	4.514	12/18/19	N/R	4,893
		TOTAL AGENCY SECURITIES				1,066,782

FOREIGN GOVERNMENT BONDS - 3.13%
3,500,000		African Development Bank	3.250	08/01/08	Aaa	3,397
2,500,000	e	Brazilian Government International Bond	10.500	07/14/14	Ba2	3,141
10,000,000	e	Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	9,980
4,000,000		Chile Government International Bond	5.500	01/15/13	A2	4,031
3,500,000	e	China Development Bank	5.000	10/15/15	A2	3,393
2,000,000	e	Development Bank of Japan	4.250	06/09/15	Aaa	1,873
8,000,000		Eksportfinans A/S	5.500	05/25/16	Aaa	8,246
2,750,000		European Investment Bank	5.250	06/15/11	N/R	2,792
3,500,000		European Investment Bank	4.875	02/15/36	Aaa	3,349
5,000,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	4,859
6,500,000		Inter-American Development Bank	5.125	09/13/16	Aaa	6,588
4,500,000	e	Italy Government International Bond	5.250	09/20/16	N/R	4,545
4,000,000		Italy Government International Bond	6.875	09/27/23	Aa2	4,665
5,000,000	e	Korea Development Bank	5.750	09/10/13	A3	5,118
3,500,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	3,533
5,000,000	e	Landwirtschaftliche Rentenbank	5.250	07/15/11	Aaa	5,070
5,900,000		Mexico Government International Bond	6.375	01/16/13	Baa1	6,196
6,152,000	e	Mexico Government International Bond	5.875	01/15/14	Baa1	6,288
10,500,000	e	Mexico Government International Bond	5.625	01/15/17	Baa1	10,405
8,000,000	e	Mexico Government International Bond	6.750	09/27/34	Baa1	8,501
5,000,000		Province of British Columbia Canada	4.625	10/03/06	N/R	5,000
13,000,000		Province of British Columbia Canada	5.375	10/29/08	Aaa	13,100
5,000,000		Province of Manitoba Canada	4.250	11/20/06	Aa2	4,994
3,000,000		Province of Manitoba Canada	4.450	04/12/10	Aa2	2,958
15,000,000		Province of Ontario	2.650	12/15/06	Aa2	14,925
5,000,000		Province of Ontario	5.500	10/01/08	Aa2	5,047
7,650,000		Province of Ontario	4.750	01/19/16	Aa2	7,474
11,500,000	e	Province of Quebec Canada	5.000	03/01/16	Aa3	11,379
6,000,000		Province of Quebec Canada	7.500	09/15/29	Aa3	7,654
2,000,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa2	2,315
4,500,000		Republic of Colombia	7.375	09/18/37	Ba2	4,556
2,750,000		Turkey Government International Bond	7.375	02/05/25	Ba3	2,716
4,500,000		Turkey Government International Bond	6.875	03/17/36	Ba3	4,084
		TOTAL FOREIGN GOVERNMENT BONDS				192,172

MORTGAGE BACKED SECURITIES - 29.37%
16,959,182		Fannie Mae Benchmark REMIC	6.000	06/25/16		17,065
11,720,000		Federal Home Loan Mortgage Corp (FHLMC)	4.000	09/15/18		10,691
10,013,000		FHLMC	4.000	04/15/19		9,040
3,500,000		FHLMC	4.000	09/15/19		3,188
25,000,000		FHLMC	5.000	06/15/28		24,634
11,491,832		FHLMC	5.000	06/15/29		11,322
879,893		FHLMC	6.000	04/15/30		878
6,529,307		FHLMC	6.000	12/15/30		6,577
19,953,204		FHLMC	5.000	06/15/31		19,475
14,020,000		FHLMC	5.500	05/15/33		13,826
9,363,529		FHLMC	4.500	09/15/35		8,984
157,951		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	09/01/10		160
349,462		FGLMC	6.000	04/01/11		352
753,207		FGLMC	7.000	07/01/13		773

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 2,964,451		FGLMC	6.500%	12/01/16	$3,027
19,601,598		FGLMC	5.000	09/01/18	19,311
7,162,703		FGLMC	4.500	10/01/18	6,920
4,020,125		FGLMC	4.500	11/01/18	3,884
4,308,378		FGLMC	5.500	01/01/19	4,315
1,885,451		FGLMC	4.000	06/01/19	1,782
4,753,049		FGLMC	4.500	08/01/20	4,586
843,081		FGLMC	7.000	10/01/20	872
71,286,150		FGLMC	4.500	06/01/21	68,698
99,892		FGLMC	7.000	05/01/23	103
1,779,967		FGLMC	6.000	10/01/23	1,804
1,328,620		FGLMC	6.000	11/01/23	1,347
590,684		FGLMC	8.000	01/01/31	621
186,355		FGLMC	7.000	11/01/31	192
100,291		FGLMC	7.000	12/01/31	103
286,615		FGLMC	7.000	12/01/31	295
114,419		FGLMC	7.000	12/01/31	118
429,525		FGLMC	7.000	12/01/31	442
76,379		FGLMC	7.000	12/01/31	79
94,451		FGLMC	7.000	12/01/31	97
55,244		FGLMC	7.000	01/01/32	57
595,206		FGLMC	8.000	02/01/32	626
5,494,369		FGLMC	5.500	11/01/33	5,434
6,700,640		FGLMC	5.500	12/01/33	6,627
32,714,163	d	FGLMC	5.500	12/01/33	32,376
85,176,785		FGLMC	5.000	01/01/34	82,196
26,210,848		FGLMC	4.500	10/01/34	24,586
3,416,784		FGLMC	5.500	12/01/34	3,376
13,487,912		FGLMC	4.500	04/01/35	12,634
6,296,323		FGLMC	6.000	05/01/35	6,339
3,157,931		FGLMC	6.000	05/01/35	3,175
6,670,893		FGLMC	6.000	05/01/35	6,708
11,693,126		FGLMC	6.000	05/01/35	11,757
6,871,491		FGLMC	6.000	05/01/35	6,909
6,251,947		FGLMC	6.000	05/01/35	6,286
3,080,826		FGLMC	6.000	05/01/35	3,098
3,030,595		FGLMC	5.500	06/01/35	2,990
5,077,556		FGLMC	5.500	06/01/35	5,010
7,508,114		FGLMC	5.500	06/01/35	7,408
33,048,832		FGLMC	5.500	06/01/35	32,608
8,208,602		FGLMC	6.000	06/01/35	8,254
22,750,056		FGLMC	4.500	08/01/35	21,269
3,707,477		FGLMC	5.000	10/01/35	3,568
18,707,392		FGLMC	5.000	11/01/35	18,002
1,094,946		FGLMC	6.500	11/01/35	1,115
4,227,615		FGLMC	6.500	12/01/35	4,267
4,674,058		FGLMC	6.000	01/01/36	4,699
8,589,862		FGLMC	7.000	01/01/36	8,827
8,177,435	v	FGLMC	5.500	03/01/36	8,034
4,982,612		FGLMC	6.500	05/01/36	5,076
4,553,591	v	FGLMC	5.500	06/01/36	4,474
49,590,306		FGLMC	6.000	07/01/36	49,850
101,967		Federal National Mortgage Association (FNMA)	7.500	11/01/10	105
38,340		FNMA	8.000	06/01/11	40
9,642		FNMA	8.000	06/01/11	10

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 7,123		FNMA	8.000%	06/01/11	$7
6,756		FNMA	8.000	06/01/11	7
24,655		FNMA	8.000	07/01/11	25
593,145		FNMA	5.000	06/01/13	590
2,866,232		FNMA	4.440	07/01/13	2,757
4,546,982		FNMA	4.736	10/01/13	4,433
2,113,425		FNMA	4.777	02/01/14	2,069
5,690,649		FNMA	4.440	04/01/14	5,454
808,040		FNMA	7.500	02/01/15	838
2,056,823		FNMA	7.500	04/01/15	2,134
1,898,194		FNMA	7.500	04/01/15	1,972
44,406		FNMA	6.500	02/01/16	46
151,401		FNMA	6.500	03/01/16	156
79,475		FNMA	6.500	04/01/16	82
1,647,266		FNMA	6.500	10/01/16	1,684
1,023,789		FNMA	6.500	11/01/16	1,047
3,563,678		FNMA	6.500	02/01/18	3,644
8,094,926		FNMA	5.500	03/01/18	8,109
16,839,445	d	FNMA	5.500	04/01/18	16,869
1,374,410		FNMA	5.500	04/01/18	1,377
1,769,306		FNMA	6.500	04/01/18	1,809
412,026		FNMA	5.500	05/01/18	413
22,308,883		FNMA	4.500	12/01/18	21,591
1,159,525		FNMA	6.000	01/01/19	1,179
184,585		FNMA	6.000	02/01/19	188
17,407,088		FNMA	5.000	04/01/19	17,129
5,210,010		FNMA	5.500	07/01/20	5,214
75,000,000	h	FNMA	6.000	10/25/21	76,125
291,707		FNMA	8.000	03/01/23	308
7,989,965		FNMA	5.000	12/01/23	7,773
2,404,964		FNMA	5.500	02/01/24	2,393
4,896,778		FNMA	5.500	07/01/24	4,869
673,438		FNMA	8.000	07/01/24	712
6,962,622		FNMA	5.500	08/01/24	6,923
22,234,025	d	FNMA	5.000	10/01/25	21,584
141,552		FNMA	9.000	11/01/25	154
547,705		FNMA	7.000	07/01/32	564
806,006		FNMA	7.000	07/01/32	830
2,460,503		FNMA	5.000	02/01/33	2,373
12,000,000		FNMA	4.500	03/25/33	11,565
2,365,671		FNMA	5.500	06/01/33	2,337
6,922,707		FNMA	4.500	08/01/33	6,491
7,200,806		FNMA	5.000	08/01/33	6,944
11,000,000		FNMA	5.500	08/25/33	10,903
11,560,077		FNMA	4.500	10/01/33	10,840
7,190,606		FNMA	5.000	10/01/33	6,934
3,129,427		FNMA	5.000	10/01/33	3,018
2,413,813		FNMA	5.000	10/01/33	2,328
10,026,732		FNMA	5.000	11/01/33	9,669
9,214,041		FNMA	5.000	11/01/33	8,885
1,112,819		FNMA	5.000	11/01/33	1,073
19,616,446		FNMA	5.000	11/01/33	18,916
4,572,415		FNMA	5.500	12/01/33	4,517
10,719,701		FNMA	5.500	12/01/33	10,591
2,139,283	d	FNMA	5.500	12/01/33	2,114

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 1,813,162		FNMA	5.500%	12/01/33	$1,791
4,217,766		FNMA	5.500	01/01/34	4,167
8,864,085		FNMA	5.500	01/01/34	8,758
14,962,793		FNMA	5.500	02/01/34	14,783
2,925,321		FNMA	5.000	03/01/34	2,821
3,384,175		FNMA	5.000	03/01/34	3,263
8,249,715		FNMA	5.000	03/01/34	7,955
2,717,310		FNMA	5.000	03/01/34	2,620
9,722,805		FNMA	5.500	03/01/34	9,597
21,846,362		FNMA	5.000	04/01/34	21,035
6,928,348		FNMA	5.500	09/01/34	6,839
4,572,918		FNMA	5.500	09/01/34	4,514
6,536,981		FNMA	5.500	09/01/34	6,453
2,928,455		FNMA	5.500	10/01/34	2,891
4,253,497		FNMA	5.500	10/01/34	4,199
9,730,650		FNMA	5.500	10/25/34	9,534
21,881,509		FNMA	5.500	12/01/34	21,599
9,068,016		FNMA	5.500	01/01/35	8,951
5,836,259		FNMA	5.500	04/01/35	5,753
23,103,396		FNMA	5.500	05/01/35	22,773
8,516,433		FNMA	6.000	05/01/35	8,558
1,351,461		FNMA	5.500	06/01/35	1,332
3,165,750		FNMA	5.500	06/01/35	3,120
3,034,950		FNMA	5.500	06/01/35	2,991
5,420,072		FNMA	5.500	06/01/35	5,342
1,879,875		FNMA	5.500	06/01/35	1,853
888,612		FNMA	7.500	06/01/35	918
2,654,104		FNMA	5.500	07/01/35	2,616
3,725,627		FNMA	6.000	07/01/35	3,744
16,840,726	d	FNMA	5.500	09/01/35	16,600
16,438,792		FNMA	5.000	10/01/35	15,806
11,357,136		FNMA	5.500	11/01/35	11,195
3,391,986		FNMA	6.500	02/01/36	3,454
13,865,026		FNMA	6.500	02/01/36	14,120
7,000,227		FNMA	6.500	02/01/36	7,130
5,491,367		FNMA	6.500	02/01/36	5,592
13,085,531		FNMA	6.500	02/01/36	13,326
5,680,793		FNMA	5.000	03/01/36	5,435
9,058,007		FNMA	6.000	03/01/36	9,060
3,945,664		FNMA	5.500	04/01/36	3,867
31,971,453		FNMA	5.000	05/01/36	30,587
23,781,608	i	FNMA	5.864	06/01/36	24,053
2,177,310		FNMA	6.000	06/01/36	2,187
4,582,039		FNMA	6.500	07/01/36	4,666
70,000,000	h	FNMA	5.000	10/25/36	67,266
74,000,000	h	FNMA	5.500	10/25/36	72,890
166,000,000	h	FNMA	6.000	10/25/36	166,726
58,000,000	h	FNMA	6.500	10/25/36	59,051
4,626,955		Freddie Mac Reference REMIC	5.750	12/15/18	4,639
12,156		Government National Mortgage Association (GNMA)	8.500	10/15/09	13
30,628		GNMA	8.500	12/15/09	32
55,315		GNMA	8.500	12/15/09	57
181,265		GNMA	9.000	12/15/09	187
40,277		GNMA	8.500	01/15/10	42
15,699		GNMA	8.500	01/15/10	16

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 32,439		GNMA	9.000%	06/15/16	$35
6,603		GNMA	9.000	09/15/16	7
6,044		GNMA	9.000	09/15/16	6
24,972		GNMA	9.000	09/15/16	27
25,524		GNMA	9.000	11/15/16	27
9,467		GNMA	9.000	12/15/16	10
12,994		GNMA	9.000	12/15/16	14
216,982		GNMA	9.500	12/15/16	235
14,420		GNMA	9.000	06/15/20	15
127,732		GNMA	8.000	06/15/24	135
175,867		GNMA	8.500	11/20/30	188
115,359		GNMA	8.500	12/20/30	123
3,355,924		GNMA	5.500	11/20/33	3,326
13,034,565		GNMA	5.500	03/20/35	12,908
7,951,919		GNMA	5.500	12/20/35	7,875
54,000,000	h	GNMA	5.000	11/15/36	52,431
		TOTAL MORTGAGE BACKED SECURITIES			1,802,036

MUNICIPAL BONDS - 0.03%
2,000,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	1,964
		TOTAL MUNICIPAL BONDS			1,964

U.S. TREASURY SECURITIES - 12.33%
338,705,000	e	United States Treasury Bond	8.000	11/15/21	453,259
15,295,000	e	United States Treasury Bond	5.375	02/15/31	16,530
16,550,000	e	United States Treasury Bond	4.500	02/15/36	15,867
14,641,114	k	United States Treasury Inflation Indexed Note	3.375	01/15/07	14,517
18,300,768	e,k	United States Treasury Inflation Indexed Note	3.875	01/15/09	18,830
11,690,000	e	United States Treasury Note	4.375	12/31/07	11,621
58,900,000	e	United States Treasury Note	4.375	01/31/08	58,549
16,000,000	e	United States Treasury Note	5.125	06/30/08	16,102
87,898,000	e	United States Treasury Note	5.000	07/31/08	88,309
2,500,000	e	United States Treasury Note	4.875	08/15/09	2,517
2,155,000		United States Treasury Note	4.875	07/31/11	2,181
45,013,000	e	United States Treasury Note	4.625	08/31/11	45,070
2,000,000		United States Treasury Note	4.500	09/30/11	1,992
10,851,000	e	United States Treasury Note	4.875	08/15/16	11,058
		TOTAL U.S. TREASURY SECURITIES			756,402

		TOTAL GOVERNMENT BONDS			3,819,356
		(Cost $3,834,062)

		TOTAL BONDS			6,041,860
		(Cost $6,053,939)
SHARES

PREFERRED STOCKS - 0.06%

DEPOSITORY INSTITUTIONS - 0.06%
134,000		Bank of America Corp			3,420
		TOTAL DEPOSITORY INSTITUTIONS			3,420

		TOTAL PREFERRED STOCKS			3,420
		(Cost $3,350)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)
TIAA-CREF MUTUAL FUNDS - 0.07%

440,827	a	TIAA-CREF High-Yield Bond Fund			$4,003

		TOTAL TIAA-CREF MUTUAL FUNDS			4,003
		(Cost $3,772)
PRINCIPAL

SHORT-TERM INVESTMENTS - 26.04%

COMMERCIAL PAPER - 8.39%
$ 12,700,000		American Honda Finance Corp	5.210%	10/06/06	12,692
20,400,000	c	Anheuser-Busch Cos, Inc	5.250	10/02/06	20,391
31,000,000	c,d	AT&T, Inc	5.260	10/03/06	30,995
31,000,000	c,d	BellSouth Corp	5.230	10/11/06	30,959
23,200,000	d	Credit Suisse	5.260	10/11/06	23,169
31,000,000	c,d	Fairway Finance Co, LLC	5.255	10/10/06	30,963
17,300,000		Florida Power & Light Co	5.230	10/02/06	17,300
31,000,000	c,d	Greyhawk Funding LLC	5.260	10/12/06	30,954
31,000,000	c,d	Harrier Finance Funding LLC	5.270	10/12/06	30,954
30,000,000	d	ING Finance	5.250	11/27/06	29,756
21,300,000	d	International Lease Finance Corp	5.235	10/12/06	21,269
31,000,000	d	Merrill Lynch & Co, Inc	5.230	10/06/06	30,982
19,100,000	c,d	Park Avenue Receivables Corp	5.260	10/05/06	19,091
20,845,000	c,d	Preferred Receivables Funding Corp	5.250	10/04/06	20,839
23,000,000	c	Ranger Funding Co LLC	5.260	10/03/06	22,997
8,000,000	c,d	Ranger Funding Co LLC	5.260	10/23/06	7,975
31,000,000	d	Societe Generale North America, Inc	5.310	10/10/06	30,964
10,400,000	c	Toronto-Dominion Holdings USA, Inc	5.250	10/04/06	10,397
30,000,000	d	Toyota Motor Credit Corp	5.260	11/20/06	29,786
13,500,000	c,d	Variable Funding Capital Corp	5.250	10/11/06	13,482
17,707,000	c,d	Variable Funding Capital Corp	5.250	10/12/06	17,681
31,000,000	c,d	Yorktown Capital, LLC	5.250	10/05/06	30,986
		TOTAL COMMERCIAL PAPER			514,582

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 17.65%
1,082,977,000		Bank of New York Institutional Cash Reserves Fund	5.415	10/02/06	1,083,297
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			1,083,297

		TOTAL SHORT-TERM INVESTMENTS			1,597,879
		(Cost $1,597,817)

		TOTAL PORTFOLIO - 124.63%			7,647,162
		(Cost $7,658,878)
		OTHER ASSETS & LIABILITIES, NET - (24.63%)			(1,511,092)

		NET ASSETS - 100.00%			$6,136,070

	The following abbreviations are used in portfolio descriptions:
	LLC	Limited Liability Company
	Lp	Limited Partnership
	N/R	Not rated by Moody's
	plc	Public Limited Company

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

a	Affiliated Holding
c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
d	All or a portion of these securities have been segregated by the Custodian to cover securities purchased on a delayed delivery basis.
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At September 30, 2006, the value of these securities amounted to $77,055,462 or 1.26% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate as of September 30, 2006.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
v	Security valued at fair value.
+	As provided by Moody's Investors Service (Unaudited).

Cost amounts are in thousands.

For ease of presentation,we have grouped a number of industry classification categories together in the
Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND
TRANSACTIONS WITH AFFILIATED COMPANIES-BOND MARKET ACCOUNT
JANUARY 1, 2006 - SEPTEMBER 30, 2006

	Value at	Purchase		Realized	Dividend	Withholding	Shares at	Value at
Issue	December 31, 2005	Cost	Proceeds	Gain/(Loss)	Income	Expense	September 30, 2006	September 30, 2006
TIAA-CREF High-Yield Bond Fund	$3,781,732	$215,407	$-	$-	$215,407	$-	440,827	$4,002,712

		$215,407	$-	$-	$215,407	$-		$4,002,712

COLLEGE RETIREMENT EQUITIES FUND - Inflation Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION LINKED BOND ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2006

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

GOVERNMENT BONDS - 99.21%

U.S. TREASURY SECURITIES - 99.21%
$ 283,862,163	k	United States Treasury Inflation Indexed Bond	2.375%	01/15/25	$288,918
184,536,861	k	United States Treasury Inflation Indexed Bond	2.000	01/15/26	177,329
190,169,635	k	United States Treasury Inflation Indexed Bond	3.625	04/15/28	236,196
217,227,426	k	United States Treasury Inflation Indexed Bond	3.875	04/15/29	281,277
57,731,002	k	United States Treasury Inflation Indexed Bond	3.375	04/15/32	71,862
189,412,730	k	United States Treasury Inflation Indexed Note	3.625	01/15/08	190,996
178,162,869	k	United States Treasury Inflation Indexed Note	3.875	01/15/09	183,314
127,279,948	k	United States Treasury Inflation Indexed Note	4.250	01/15/10	134,677
309,309,317	k	United States Treasury Inflation Indexed Note	0.875	04/15/10	293,265
128,749,544	e,k	United States Treasury Inflation Indexed Note	3.500	01/15/11	134,926
119,635,822	k	United States Treasury Inflation Indexed Note	2.375	04/15/11	119,843
72,131,801	k	United States Treasury Inflation Indexed Note	3.375	01/15/12	75,964
247,191,986	k	United States Treasury Inflation Indexed Note	3.000	07/15/12	256,612
230,972,811	k	United States Treasury Inflation Indexed Note	1.875	07/15/13	225,090
237,916,543	k	United States Treasury Inflation Indexed Note	2.000	01/15/14	233,489
216,005,547	k	United States Treasury Inflation Indexed Note	2.000	07/15/14	211,787
214,807,649	k	United States Treasury Inflation Indexed Note	1.625	01/15/15	204,437
186,941,215	k	United States Treasury Inflation Indexed Note	1.875	07/15/15	181,116
186,125,928	k	United States Treasury Inflation Indexed Note	2.000	01/15/16	181,981
95,718,970	e,k	United States Treasury Inflation Indexed Note	2.500	07/15/16	97,686
		TOTAL U.S. TREASURY SECURITIES			3,780,765

		TOTAL GOVERNMENT BONDS			3,780,765
		(Cost $3,743,971)

SHORT-TERM INVESTMENTS - 0.55%

COMMERCIAL PAPER - 0.06%
2,500,000		UBS Finance, (Delaware), Inc	5.340	10/02/06	2,499
		TOTAL COMMERCIAL PAPER			2,499

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.49%
REPURCHASED AGREEMENTS - 0.49%
5,407,000		Bear Stearns & Co, Inc, 5.350% Dated 9/30/2006,			5,408
		Due 10/02/2006 In the Amount of $5,407,804
		Fully Collateralized as follows:
		Federal Home Loan Mortgage Corp (FHLMC) 5.325% - 6.537%, 04/01/2032 - 08/01/2036		$ 937,620
		Federal National Mortgage Association (FNMA) 4.902% - 7.066%, 09/01/2017 - 10/01/2036		4,556,689
		Total Market Value		5,494,309

13,112,000		Morgan Stanley & Co, Inc 5.350% Dated 9/30/2006,			13,114
		Due 10/02/2006 In the Amount of $13,113,949
		Fully Collateralized as follows:
		Federal Home Loan Mortgage Corp (FHLMC) 2.450% - 6.300%, 03/05/2007 - 09/02/2025		13,239,460
		Total Market Value		13,239,460

COLLEGE RETIREMENT EQUITIES FUND - Inflation Linked Bond Account

		VALUE
		(000)

	TOTAL INVESTMENT OF CASH COLLATERAL
	FOR SECURITIES LOANED	$18,522

	TOTAL SHORT-TERM INVESTMENTS	21,021
	(Cost $21,021)

	TOTAL PORTFOLIO - 99.76%	3,801,786
	(Cost $3,764,992)
	OTHER ASSETS & LIABILITIES, NET - 0.24%	9,286

	NET ASSETS - 100.00%	$3,811,072

e	All or a portion of these securities are out on loan.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

	Cost amounts are in thousands.

	For ease of presentation, we have grouped a number of industry classification categories together in
	the Statement of Investments. Note that the Accounts use more specific industry categories in following
	their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2006

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

BONDS - 39.91%

CORPORATE BONDS - 14.19%

AMUSEMENT AND RECREATION SERVICES - 0.06%
$ 3,000,000		International Speedway Corp	4.200%	04/15/09	Baa2	$2,914
2,000,000		International Speedway Corp	5.400	04/15/14	Baa2	1,943
		TOTAL AMUSEMENT AND RECREATION SERVICES				4,857

ASSET BACKED - 1.89%
10,250,000		AmeriCredit Automobile Receivables Trust Series 2006-AF (Class A4)	5.640	09/06/13	Aaa	10,415
10,000,000	i	Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	10,029
7,000,000	i	Chase Funding Loan Acquisition Trust Series 2004-OPT1 (Class M1)	5.900	06/25/34	Aa2	7,041
3,808,353		Chase Funding Mortgage Loan Asset-Backed Certificates Series
		2004-2 (Class 1A3)	4.209	09/25/26	Aaa	3,785
1,000,000	i	Chase Funding Mortgage Loan Asset-Backed Certificates Series
		2004-2 (Class 1B)	5.700	02/25/34	Baa2	972
2,000,000		Chase Manhattan Auto Owner Trust Series 2004-A (Class A4)	2.830	09/15/10	Aaa	1,957
5,500,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	5,438
7,000,000	i	Citicorp Mortgage Securities, Inc Series 2006-1 (Class A3)	5.706	07/25/36	Aaa	7,032
12,000,000	v	Citicorp Mortgage Securities, Inc Series 2006-2 (Class A3)	5.563	09/25/36	Aaa	12,000
2,679,354		Countrywide Asset-Backed Certificates Series 2002-S2 (Class A5)	5.978	01/25/17	Aaa	2,670
1,537,513	i	Countrywide Home Equity Loan Trust Series 2004-B (Class 1A)	5.550	02/15/29	Aaa	1,539
3,500,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	03/01/30	Aaa	3,508
2,282,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	03/01/36	Aaa	2,292
10,000,000		Household Automotive Trust Series 2006-2 (Class A3)	5.610	08/17/11	Aaa	10,110
16,000,000		Household Credit Card Master Note Trust I Series 2006-1 (Class A)	5.100	06/15/12	Aaa	16,087
3,000,000	i	IXIS Real Estate Capital Trust Series 2006-HE1 (Class A2)	5.470	03/25/36	Aaa	3,002
294,651		Long Beach Asset Holdings Corp Series 2006-4 (Class N1)	5.877	06/25/46	N/R	294
2,536,903	v	Long Beach Asset Holdings Corp Series 2006-6 (Class N1)	6.072	09/25/46	N/R	2,537
3,250,000	i,v	Renaissance Home Equity Loan Trust Series 2006-3 (Class AF3)	5.586	11/25/36	Aaa	3,261
4,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-H12
		(Class A2)	5.750	02/25/36	Aaa	4,014
3,000,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HI1
		(Class A3)	5.570	02/25/36	Aaa	3,005

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 2,000,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HI1
		(Class M1)	6.010%	02/25/36	Aa1	$2,013
200,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HI1
		(Class M2)	6.060	02/25/36	Aa2	201
5,700,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI3
		(Class A3)	5.960	02/25/36	Aaa	5,764
7,000,000	v	Residential Funding Mortgage Securities II, Inc Series 2006-HI4
		(Class A2)	5.450	09/25/36	Aaa	7,000
18,000,000	v	Residential Funding Mortgage Securities II, Inc Series 2006-HI4
		(Class A3)	5.440	09/25/36	Aaa	17,994
4,000,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HSA2
		(Class AI3)	5.550	03/25/36	Aaa	4,005
4,254,980	v	Sierra Receivables Funding Co Series 2006-1A (Class A1)	5.840	05/20/18	Aaa	4,309
4,206,913	i	Wachovia Loan Trust Series 2005-SD1 (Class A)	5.690	05/25/35	N/R	4,209
		TOTAL ASSET BACKED				156,483

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.16%
7,500,000		Home Depot, Inc	5.400	03/01/16	Aa3	7,444
5,000,000		Lowe's Cos, Inc	8.250	06/01/10	A1	5,498
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				12,942

CHEMICALS AND ALLIED PRODUCTS - 0.25%
5,000,000		Abbott Laboratories	5.600	05/15/11	A1	5,090
2,500,000		Ecolab, Inc	6.875	02/01/11	A2	2,645
3,000,000		Genentech, Inc	5.250	07/15/35	A1	2,805
1,500,000		Lubrizol Corp	4.625	10/01/09	Baa3	1,458
5,000,000		Praxair, Inc	3.950	06/01/13	A2	4,588
4,500,000		Valspar Corp	6.000	05/01/07	Baa2	4,511
		TOTAL CHEMICALS AND ALLIED PRODUCTS				21,097

COMMUNICATIONS - 0.62%
2,205,000	g	ALLTEL Ohio Lp	8.000	08/15/10	A2	2,394
1,184,000	i	AT&T Corp	7.300	11/15/11	A2	1,284
3,000,000		AT&T, Inc	5.100	09/15/14	A2	2,891
1,000,000	e	AT&T, Inc	6.150	09/15/34	A2	971
4,134,570		Bellsouth Telecommunications	6.300	12/15/15	A2	4,196
5,000,000		COX Communications, Inc	4.625	01/15/10	Baa3	4,872
2,500,000		New Cingular Wireless Services, Inc	7.875	03/01/11	Baa1	2,737
1,500,000		New Cingular Wireless Services, Inc	8.750	03/01/31	Baa1	1,923
5,000,000		New England Telephone & Tele	7.650	06/15/07	Baa1	5,073
1,500,000		Sprint Capital Corp	6.000	01/15/07	Baa3	1,502
8,500,000		Sprint Capital Corp	8.375	03/15/12	Baa3	9,519
5,000,000		Verizon Communications, Inc	5.550	02/15/16	A3	4,927
1,500,000		Verizon Global Funding Corp	7.375	09/01/12	A3	1,643
1,500,000		Verizon Global Funding Corp	5.850	09/15/35	A3	1,410
6,500,000		Verizon Wireless Capital LLC	5.375	12/15/06	A2	6,498
		TOTAL COMMUNICATIONS				51,840

DEPOSITORY INSTITUTIONS - 1.75%
5,000,000		Bank of America Corp	5.375	08/15/11	Aa2	5,044
3,000,000		Bank of Hawaii	6.875	03/01/09	A3	3,085
1,000,000	i	Bank of New York Co, Inc	3.400	03/15/13	A1	973
2,500,000		Capital One Bank	4.250	12/01/08	A3	2,447
1,000,000	g	Corestates Capital Trust I	8.000	12/15/26	A1	1,042

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 3,000,000		First Union National Bank of Florida	6.180%	02/15/36	Aa3	$3,194
2,000,000		Greenpoint Financial Corp	3.200	06/06/08	A2	1,932
2,500,000		Independence Community Bank Corp	4.900	09/23/10	Baa1	2,456
2,000,000		KeyBank NA	5.000	07/17/07	A1	1,991
5,000,000		M&I Marshall & Ilsley Bank	5.300	09/08/11	Aa3	5,035
1,000,000		Mellon Capital I	7.720	12/01/26	A2	1,040
5,000,000		Mellon Funding Corp	6.400	05/14/11	A2	5,244
5,000,000		Mercantile Bankshares Corp	4.625	04/15/13	A2	4,775
1,250,000		Mercantile-Safe Deposit & Trust Co	5.700	11/15/11	N/R	1,276
1,250,000		National City Bank	7.250	07/15/10	N/R	1,335
3,000,000		National City Bank of Indiana	4.875	07/20/07	Aa3	2,985
3,500,000		Northern Trust Co	4.600	02/01/13	A1	3,374
2,500,000	g	PNC Institutional Capital Trust A	7.950	12/15/26	A3	2,607
3,000,000		Popular North America, Inc	3.875	10/01/08	A3	2,907
2,000,000		Popular North America, Inc	5.650	04/15/09	A3	2,009
2,401,000		Regions Financial Corp	7.750	09/15/24	A2	2,951
4,700,000		Republic New York Corp	7.530	12/04/26	A1	4,887
1,400,000		Roslyn Bancorp, Inc	5.750	11/15/07	Baa1	1,392
7,185,000		Roslyn Bancorp, Inc	7.500	12/01/08	Baa1	7,470
3,000,000		Sovereign Bank	4.000	02/01/08	A3	2,949
7,312,000		State Street Corp	7.650	06/15/10	A1	7,909
10,228,000		SunTrust Banks, Inc	6.000	02/15/26	A1	10,565
1,475,000		SunTrust Banks, Inc	6.000	01/15/28	N/R	1,545
4,000,000		Union Bank of California NA	5.950	05/11/16	A2	4,114
3,268,000		Union Planters Bank NA	5.125	06/15/07	Aa3	3,264
5,000,000		US Bank NA	5.700	12/15/08	Aa2	5,052
1,112,000		US Bank NA	6.375	08/01/11	Aa2	1,166
3,000,000		US Bank NA	6.300	02/04/14	Aa2	3,176
3,250,000	i	Wachovia Capital Trust III	5.800	12/30/49	A2	3,259
3,000,000		Washington Mutual Bank	5.650	08/15/14	A3	2,999
5,000,000		Webster Bank	5.875	01/15/13	Baa3	5,029
3,500,000		Wells Fargo & Co	5.300	08/26/11	Aa1	3,520
1,500,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	1,573
5,000,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	4,789
3,000,000		Wells Fargo Bank NA	5.950	08/26/36	Aa1	3,071
4,678,000		Wells Fargo Capital I	7.960	12/15/26	Aa2	4,876
5,000,000	i	World Savings Bank FSB	5.500	09/16/09	Aa2	5,005
		TOTAL DEPOSITORY INSTITUTIONS				145,312

EATING AND DRINKING PLACES - 0.06%
5,000,000		McDonald's Corp	5.750	03/01/12	A2	5,076
		TOTAL EATING AND DRINKING PLACES				5,076

ELECTRIC, GAS, AND SANITARY SERVICES - 0.65%
4,000,000		AGL Capital Corp	6.000	10/01/34	Baa1	3,888
5,000,000		Atmos Energy Corp	5.125	01/15/13	Baa3	4,841
5,000,000	i	Energen Corp	5.755	11/15/07	Baa2	5,004
5,000,000		Hawaiian Electric Industries, Inc	6.141	08/15/11	Baa2	5,060
2,500,000		Laclede Gas Co	6.150	06/01/36	A3	2,624
5,000,000		National Fuel Gas Co	5.250	03/01/13	Baa1	4,938
6,000,000	g	Nevada Power Co	6.650	04/01/36	Ba1	6,201
1,000,000		Nisource Finance Corp	3.200	11/01/06	Baa3	998
4,000,000		ONEOK Partners Lp	5.900	04/01/12	Baa2	4,016
2,185,000	g	Pedernales Electric Cooperative	6.202	11/15/32	N/R	2,328
2,000,000		Piedmont Natural Gas Co	7.350	09/25/09	A3	2,112

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 2,000,000		Puget Sound Energy, Inc	6.274%	03/15/37	Baa2	$2,039
5,000,000		Questar Market Resources, Inc	6.050	09/01/16	Baa3	5,096
5,000,000		Washington Gas Light	5.440	08/11/25	A2	4,775
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				53,920

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.17%
2,500,000		Cisco Systems, Inc	5.250	02/22/11	A1	2,512
3,500,000		Cisco Systems, Inc	5.500	02/22/16	A1	3,522
5,000,000		Hubbell, Inc	6.375	05/15/12	A3	5,288
3,000,000		International Business Machines Corp	6.220	08/01/27	A1	3,184
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				14,506

FABRICATED METAL PRODUCTS - 0.04%
3,000,000		Illinois Tool Works, Inc	5.750	03/01/09	Aa3	3,043
		TOTAL FABRICATED METAL PRODUCTS				3,043

FOOD AND KINDRED PRODUCTS - 0.49%
5,000,000		Bottling Group LLC	4.625	11/15/12	Aa3	4,838
5,000,000		Campbell Soup Co	5.000	12/03/12	A3	4,901
6,700,000		Coca-Cola Bottling Co Consolidated	5.000	11/15/12	Baa2	6,540
5,000,000		Coca-Cola Enterprises, Inc	8.500	02/01/22	A2	6,322
5,000,000		General Mills, Inc	5.125	02/15/07	Baa1	4,994
5,000,000		Kellogg Co	6.600	04/01/11	A3	5,262
5,000,000	e	PepsiAmericas, Inc	5.625	05/31/11	Baa1	5,044
2,500,000		WM Wrigley Jr Co	4.650	07/15/15	A1	2,376
		TOTAL FOOD AND KINDRED PRODUCTS				40,277

FOOD STORES - 0.06%
5,000,000		Kroger Co	8.050	02/01/10	Baa2	5,373
		TOTAL FOOD STORES				5,373

FURNITURE AND FIXTURES - 0.05%
4,000,000		Leggett & Platt, Inc	4.700	04/01/13	A2	3,832
		TOTAL FURNITURE AND FIXTURES				3,832

GENERAL BUILDING CONTRACTORS - 0.23%
2,000,000		Centex Corp	6.500	05/01/16	Baa2	2,021
5,000,000		DR Horton, Inc	5.375	06/15/12	Baa3	4,787
3,000,000		Lennar Corp	5.125	10/01/10	Baa2	2,927
3,000,000		M/I Homes, Inc	6.875	04/01/12	Ba2	2,587
3,000,000		MDC Holdings, Inc	5.375	07/01/15	Baa3	2,706
2,140,000		Pulte Homes, Inc	7.875	08/01/11	Baa3	2,302
2,000,000		Ryland Group, Inc	5.375	05/15/12	Baa3	1,890
		TOTAL GENERAL BUILDING CONTRACTORS				19,220

GENERAL MERCHANDISE STORES - 0.06%
5,000,000		Target Corp	5.875	07/15/16	A1	5,178
		TOTAL GENERAL MERCHANDISE STORES				5,178

HEALTH SERVICES - 0.07%
2,800,000	g	Anthem Insurance Co, Inc	9.125	04/01/10	A3	3,134
2,500,000		Laboratory Corp of America Holdings	5.625	12/15/15	Baa3	2,477
		TOTAL HEALTH SERVICES				5,611

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
HOLDING AND OTHER INVESTMENT OFFICES - 0.21%
$ 2,500,000		AMB Property Lp	5.450%	12/01/10	Baa1	$2,522
2,000,000		EOP Operating Lp	5.875	01/15/13	Baa2	2,018
5,000,000		Kimco Realty Corp	5.304	02/22/11	Baa1	4,983
2,000,000		Simon Property Group Lp	5.875	03/01/17	Baa1	2,022
5,500,000		Washington Real Estate Investment Trust	6.898	02/25/08	Baa1	5,617
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				17,162

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.44%
2,500,000		3M Co	6.375	02/15/28	Aa1	2,736
9,220,000		Cooper Cameron Corp	2.650	04/15/07	Baa1	9,081
281,000		Deere & Co	8.500	01/09/22	A3	365
4,340,000		Deere & Co	8.100	05/15/30	A3	5,667
10,000,000	g	Pall Corp	6.000	08/01/12	Baa2	10,154
7,775,000		Smith International, Inc	6.750	02/15/11	Baa1	8,134
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				36,137

INSTRUMENTS AND RELATED PRODUCTS - 0.35%
5,000,000		Beckman Coulter, Inc	6.875	11/15/11	Baa3	5,274
4,500,000		Becton Dickinson & Co	7.150	10/01/09	A2	4,750
5,000,000		Boston Scientific Corp	5.500	11/15/15	Baa3	4,978
5,200,000		CR Bard, Inc	6.700	12/01/26	Baa1	5,674
3,500,000		Medtronic, Inc	4.750	09/15/15	A1	3,330
3,000,000		Thermo Electron Corp	7.625	10/30/08	Baa1	3,121
2,000,000		Thermo Electron Corp	5.000	06/01/15	Baa1	1,882
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				29,009

INSURANCE CARRIERS - 0.76%
3,000,000		Aetna, Inc	6.625	06/15/36	A3	3,167
3,500,000		Cincinnati Financial Corp	6.125	11/01/34	A2	3,543
3,000,000		First American Corp	5.700	08/01/14	Baa2	2,960
2,500,000	i	Hartford Life Global Funding Trusts	5.490	03/15/11	Aa3	2,501
5,000,000	g	Health Care Service Corp	7.750	06/15/11	A2	5,470
1,200,000	g	Jackson National Life Global Funding	6.125	05/30/12	A1	1,244
5,000,000	g,i	Jefferson-Pilot Life Funding Trust I	3.250	06/02/08	N/R	4,996
1,945,000	g	John Hancock Global Funding II	7.900	07/02/10	Aa2	2,132
2,000,000		Markel Corp	6.800	02/15/13	Baa3	2,064
3,000,000		Markel Corp	7.350	08/15/34	Baa3	3,103
2,000,000	g	Nationwide Life Global Funding I	2.750	05/15/07	Aa3	1,966
5,000,000	g	Nationwide Life Global Funding I	5.350	03/15/11	Aa3	5,027
5,000,000	g	New York Life Global Funding	4.625	08/16/10	Aaa	4,908
4,900,000	g	Ohio National Financial Services, Inc	7.000	07/15/11	Baa1	5,201
3,500,000	g	Pricoa Global Funding I	4.625	06/25/12	Aa3	3,375
1,036,000		Protective Life Corp	4.300	06/01/13	A3	971
2,500,000	e	Protective Life Secured Trust	4.850	08/16/10	Aa3	2,472
2,500,000		Protective Life Secured Trust	4.000	04/01/11	Aa3	2,377
1,500,000	g	Prudential Funding LLC	6.600	05/15/08	A1	1,531
3,000,000		WellPoint, Inc	5.000	01/15/11	Baa1	2,962
1,500,000		WellPoint, Inc	5.850	01/15/36	Baa1	1,449
		TOTAL INSURANCE CARRIERS				63,419

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.06%
5,000,000		Harsco Corp	5.125	09/15/13	A3	4,939
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				4,939

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
MISCELLANEOUS RETAIL - 0.05%
$ 4,610,909	g	CVS Corp	5.298%	01/11/27	Baa2	$4,396
		TOTAL MISCELLANEOUS RETAIL				4,396

MOTION PICTURES - 0.24%
6,000,000		Historic TW, Inc	6.625	05/15/29	Baa2	5,974
5,234,000		Time Warner Entertainment Co Lp	10.150	05/01/12	Baa2	6,202
5,000,000		Walt Disney Co	5.500	12/29/06	A3	5,003
3,000,000		Walt Disney Co	5.700	07/15/11	A3	3,055
		TOTAL MOTION PICTURES				20,234

NONDEPOSITORY INSTITUTIONS - 0.63%
5,000,000	i	American Express Credit Corp	5.480	10/04/10	Aa3	5,007
4,000,000		Capital One Financial Corp	5.700	09/15/11	Baa1	4,033
5,000,000		Capital One Financial Corp	5.500	06/01/15	Baa1	4,905
1,500,000		Capital One Financial Corp	6.150	09/01/16	Baa2	1,517
4,000,000		CIT Group Funding Co of Canada	4.650	07/01/10	A2	3,913
4,000,000	g	IBM Canada Credit Services Co	3.750	11/30/07	A1	3,928
2,000,000		John Deere Capital Corp	7.000	03/15/12	A3	2,148
6,000,000		Residential Capital Corp	6.500	04/17/13	Baa3	6,101
5,000,000		SLM Corp	4.500	07/26/10	A2	4,871
5,000,000	i	SLM Corp	5.505	07/26/10	A2	5,000
5,000,000		SLM Corp	5.375	05/15/14	A2	4,955
5,000,000		Western Financial Bank	9.625	05/15/12	Aa3	5,532
		TOTAL NONDEPOSITORY INSTITUTIONS				51,910

OIL AND GAS EXTRACTION - 0.46%
5,000,000		Anadarko Finance Co	7.500	05/01/31	Baa2	5,709
2,000,000		Anadarko Petroleum Corp	6.450	09/15/36	Baa2	2,045
4,610,000		Apache Finance Canada Corp	4.375	05/15/15	A3	4,263
3,500,000		Chesapeake Energy Corp	6.500	08/15/17	Ba2	3,281
5,700,000		ENSCO International, Inc	6.750	11/15/07	Baa1	5,794
5,000,000	g	Eog Resources Canada, Inc	4.750	03/15/14	A3	4,811
2,000,000		Equitable Resources, Inc	5.000	10/01/15	A2	1,919
2,000,000		Noble Energy, Inc	8.000	04/01/27	Baa2	2,380
3,900,000		Ocean Energy, Inc	4.375	10/01/07	Baa3	3,855
2,000,000		Valero Logistics Operations Lp	6.050	03/15/13	Baa3	2,011
2,000,000		XTO Energy, Inc	6.100	04/01/36	Baa2	1,981
		TOTAL OIL AND GAS EXTRACTION				38,049

OTHER MORTGAGE BACKED SECURITIES - 2.97%
6,000,000		Banc of America Commercial Mortgage, Inc Series 2002-2 (Class A3)	5.118	07/11/43	N/R	5,978
10,000,000	i	Banc of America Commercial Mortgage, Inc Series 2004-4 (Class A6)	4.877	07/10/42	N/R	9,715
3,000,000	i	Banc of America Commercial Mortgage, Inc Series 2005-1 (Class B)	5.158	11/10/42	N/R	2,971
8,370,000	i	Banc of America Commercial Mortgage, Inc Series 2005-5 (Class AJ)	5.331	10/10/45	Aaa	8,259
1,375,000	i	Banc of America Commercial Mortgage, Inc Series 2005-6 (Class AJ)	5.354	09/10/47	Aaa	1,359
2,000,000	i	Banc of America Commercial Mortgage, Inc Series 2006-2 (Class A4)	5.930	05/10/45	N/R	2,071
4,800,000		Banc of America Commercial Mortgage, Inc Series 2006-4 (Class A4)	5.634	07/10/46	Aaa	4,897

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 3,350,000	h,v	Banc of America Commercial Mortgage, Inc Series 2006-5 (Class A4)	5.460%	09/10/16	Aaa	$3,367
6,657,251		Banc of America Mortgage Securities Series 2006-1 (Class A8)	6.000	05/01/36	Aaa	6,683
2,649,974		Bank of America Alternative Loan Trust Series 2004-8 (Class 3A1)	5.500	09/25/19	Aaa	2,652
4,500,000	i	Bear Stearns Commercial Mortgage Securities Series 2005-PW10
		(Class AJ)	5.614	12/11/40	N/R	4,541
4,100,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-PW11
		(Class A4)	5.625	03/11/39	N/R	4,158
3,000,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-PW12
		(Class A4)	5.896	09/11/38	Aaa	3,103
5,375,000	e	Bear Stearns Commercial Mortgage Securities Series 2006-PW13
		(Class A4)	5.540	09/11/41	N/R	5,449
2,000,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-T22
		(Class A4)	5.634	04/12/38	Aaa	2,035
10,672,073		Citimortgage Alternative Loan Trust Series 2006-A1 (Class 2A1)	5.250	03/25/21	Aaa	10,535
3,034,309	i	Countrywide Alternative Loan Trust Series 2004-31T1 (Class A2)	5.680	09/25/34	N/R	3,039
12,000,000		Countrywide Alternative Loan Trust Series 2005-37T1 (Class A4)	5.500	09/25/35	Aaa	11,814
2,500,000		Countrywide Alternative Loan Trust Series 2005-J8 (Class 1A5)	5.500	07/25/35	Aaa	2,441
4,760,866	i	Countrywide Alternative Loan Trust Series 2006-12CB (Class A10)	5.680	05/25/36	Aaa	4,753
4,576,283		Countrywide Home Loan Mortgage Pass Through Trust Series 2005-
		17 (Class 1A10)	5.250	09/25/35	N/R	4,555
4,500,000	i	Credit Suisse Mortgage Capital Certificates Series 2006-C1 (Class A4)	5.609	02/15/39	N/R	4,569
3,000,000	i	Credit Suisse Mortgage Capital Certificates Series 2006-C2 (Class A3)	5.848	03/15/39	Aaa	3,080
4,800,000		Credit Suisse Mortgage Capital Certificates Series 2006-C4 (Class A3)	5.467	09/15/39	Aaa	4,837
7,000,000	i	Credit Suisse/Morgan Stanley Commerical Mortgage Certificate
		Series HC1A (Class A1)	5.520	05/15/23	Aaa	7,002
1,114,163		CS First Boston Mortgage Securities Corp Series 2004-8 (Class 7A1)	6.000	12/25/34	N/R	1,117
7,189,310		CS First Boston Mortgage Securities Corp Series 2005-5 (Class 7A1)	6.000	07/25/35	Aaa	7,192
10,000,000	i	GS Mortgage Securities Corp II Series 2001-ROCK (Class BFL)	5.810	05/03/18	Aaa	10,244
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp Series
		2002-C1 (Class A3)	5.376	07/12/37	Aaa	1,008
9,000,000		JP Morgan Chase Commercial Mortgage Securities Corp Series
		2003-CB6 (Class A2)	5.255	07/12/37	Aaa	8,996
3,100,000		LB-UBS Commercial Mortgage Trust Series 2005-C3 (Class A2)	4.553	07/15/30	Aaa	3,045
3,000,000	i	LB-UBS Commercial Mortgage Trust Series 2005-C5 (Class AJ)	5.057	09/15/40	N/R	2,928
5,232,530		MASTR Alternative Loans Trust Series 2004-8 (Class 5A1)	6.000	09/25/34	N/R	5,218
838,330		MASTR Asset Securitization Trust Series 2005-2 (Class 3A1)	5.000	10/25/20	Aaa	830

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 2,788,248		MASTR Asset Securitization Trust Series 2005-2 (Class 3A1)	5.500%	11/25/33	Aaa	$2,729
10,000,000	i	Merrill Lynch Mortgage Trust Series 2003-KEY1 (Class A4)	5.236	11/12/35	N/R	9,959
2,675,000	i	Merrill Lynch Mortgage Trust Series 2005-LC1 (Class A4)	5.291	01/12/44	Aaa	2,662
1,300,000	i	Merrill Lynch Mortgage Trust Series 2006-C1 (Class A4)	5.844	05/12/39	N/R	1,337
2,300,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006
		1 (Class A4)	5.619	02/12/39	N/R	2,330
10,000,000		Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	N/R	9,908
5,000,000	i	Morgan Stanley Capital I Series 2006-HE1 (Class A2)	5.450	01/25/36	Aaa	5,003
4,000,000	i	Morgan Stanley Capital I Series 2006-HQ8 (Class AJ)	5.641	03/12/44	Aaa	4,053
4,000,000	i	Morgan Stanley Capital I Series 2006-HQ9 (Class A4)	5.731	07/12/44	N/R	4,109
2,500,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class A4)	5.946	10/15/42	N/R	2,583
1,500,000	i	Morgan Stanley Capital I Series 2006-T21 (Class AJ)	5.273	10/12/52	Aaa	1,486
4,700,000	i	Morgan Stanley Capital I Series 2006-T23 (Class A4)	5.983	08/12/41	N/R	4,888
6,256,723		Residential Funding Mortgage Security I Series 2004-S5 (Class 2A1)	4.500	05/25/19	N/R	6,097
3,000,000	i	Wachovia Bank Commercial Mortgage Trust Series 2005-C20
		(Class A7)	5.118	07/15/42	Aaa	2,948
2,700,000	i	Wachovia Bank Commercial Mortgage Trust Series 2006-C24
		(Class A3)	5.558	03/15/45	Aaa	2,736
2,679,221		Wamu Alternative Mortgage Pass-Through Certificates Series 2006-
		2 (Class 2CB)	6.500	03/25/36	Aaa	2,712
13,527,099		Wells Fargo Mortgage Backed Securities Trust Series 2003-16
		(Class 2A1)	4.500	12/25/18	N/R	12,961
3,151,637		Wells Fargo Mortgage Backed Securities Trust Series 2005-1 (Class 2A1)	5.000	01/25/20	Aaa	3,122
422,385		Wells Fargo Mortgage Backed Securities Trust Series 2005-5 (Class 1A1)	5.000	05/25/20	Aaa	412
		TOTAL OTHER MORTGAGE BACKED SECURITIES				246,476

PAPER AND ALLIED PRODUCTS - 0.06%
5,000,000		Bemis Co	4.875	04/01/12	Baa1	4,855
		TOTAL PAPER AND ALLIED PRODUCTS				4,855

PETROLEUM AND COAL PRODUCTS - 0.07%
6,500,000		Sunoco, Inc	4.875	10/15/14	Baa2	6,133
		TOTAL PETROLEUM AND COAL PRODUCTS				6,133

PIPELINES, EXCEPT NATURAL GAS - 0.03%
2,500,000		Kinder Morgan Energy Partners Lp	7.300	08/15/33	Baa1	2,698
		TOTAL PIPELINES, EXCEPT NATURAL GAS				2,698

PRINTING AND PUBLISHING - 0.12%
5,000,000		Dow Jones & Co, Inc	3.875	02/15/08	Baa1	4,903
2,500,000		Dun & Bradstreet Corp	5.500	03/15/11	N/R	2,513
3,000,000		EW Scripps Co	4.300	06/30/10	A2	2,887
		TOTAL PRINTING AND PUBLISHING				10,303

RAILROAD TRANSPORTATION - 0.13%
2,000,000		CSX Corp	6.000	10/01/36	Baa2	2,033
1,900,000		CSX Transportation, Inc	7.820	04/01/11	N/R	2,087
185,000		Norfolk Southern Corp	7.800	05/15/27	Baa1	229

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 4,815,000		Norfolk Southern Corp	5.640%	05/17/29	Baa1	$4,711
685,239	g	Sea-Land Service, Inc	6.600	01/02/11	Baa2	696
685,239	g	Sea-Land Service, Inc	6.600	01/02/11	Baa2	696
685,239	g	Sea-Land Service, Inc	6.600	01/02/11	Baa2	696
		TOTAL RAILROAD TRANSPORTATION				11,148

SECURITY AND COMMODITY BROKERS - 0.35%
2,292,000		Charles Schwab Corp	8.050	03/01/10	A2	2,486
3,000,000		Goldman Sachs Group Lp	4.500	06/15/10	Aa3	2,924
2,500,000		Goldman Sachs Group, Inc	4.750	07/15/13	Aa3	2,399
2,000,000		Goldman Sachs Group, Inc	6.125	02/15/33	Aa3	1,996
3,156,000		Jefferies Group, Inc	6.250	01/15/36	Baa1	3,060
5,775,000		Legg Mason, Inc	6.750	07/02/08	A2	5,930
5,000,000		Merrill Lynch & Co, Inc	5.770	07/25/11	Aa3	5,099
5,000,000		Merrill Lynch & Co, Inc	6.220	09/15/26	A1	5,102
		TOTAL SECURITY AND COMMODITY BROKERS				28,996

SOCIAL SERVICES - 0.06%
5,145,000		Salvation Army	5.637	09/01/26	Aaa	5,232
		TOTAL SOCIAL SERVICES				5,232

STONE, CLAY, AND GLASS PRODUCTS - 0.01%
1,000,000		Martin Marietta Materials, Inc	5.875	12/01/08	A3	1,011
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				1,011

TRANSPORTATION BY AIR - 0.15%
3,000,000		FedEx Corp	5.500	08/15/09	Baa2	3,013
5,000,000	i	JetBlue Airways Corp	5.855	11/15/16	Aaa	4,909
1,700,000		Southwest Airlines Co	5.496	11/01/06	Aa2	1,701
3,000,000		Southwest Airlines Co	5.125	03/01/17	Baa1	2,841
		TOTAL TRANSPORTATION BY AIR				12,464

TRANSPORTATION EQUIPMENT - 0.07%
4,362,707	g	Southern Capital Corp	5.700	06/30/22	Aaa	4,344
1,000,000		Union Tank CAR Co	6.790	05/01/10	A1	1,055
		TOTAL TRANSPORTATION EQUIPMENT				5,399

TRANSPORTATION SERVICES - 0.08%
1,800,728	g	GATX Corp	5.697	01/02/25	Baa2	1,738
5,000,000	g	TTX Co	3.875	03/01/08	Baa1	4,876
		TOTAL TRANSPORTATION SERVICES				6,614

WHOLESALE TRADE-DURABLE GOODS - 0.04%
2,000,000		Johnson & Johnson	4.950	05/15/33	Aaa	1,876
1,000,000		Martin Marietta Materials, Inc	6.875	04/01/11	A3	1,056
		TOTAL WHOLESALE TRADE-DURABLE GOODS				2,932

WHOLESALE TRADE-NONDURABLE GOODS - 0.24%
5,000,000		Gillette Co	4.125	08/30/07	Aa3	4,931
1,800,000		Nike, Inc	5.150	10/15/15	A2	1,758
2,500,000		Procter & Gamble Co	8.750	06/01/22	Aa3	3,373
3,500,000		Procter & Gamble Co	5.800	08/15/34	Aa3	3,617
5,000,000		Sysco Corp	7.160	04/15/27	A1	5,830
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				19,509

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
		TOTAL CORPORATE BONDS				$1,177,592
		(Cost $1,179,476)

GOVERNMENT BONDS - 25.72%

AGENCY SECURITIES - 7.24%
$ 6,811,095		Cal Dive International, Inc	4.930%	02/01/27	N/R	6,584
4,500,000		Egypt Government AID Bonds	4.450	09/15/15	Aaa	4,356
11,000,000		Federal Farm Credit Bank (FFCB)	5.375	07/18/11	Aaa	11,226
11,900,000		FFCB	5.125	08/25/16	Aaa	12,018
15,000,000	e	Federal Home Loan Bank (FHLB)	5.375	08/19/11	Aaa	15,297
2,000,000		FHLB (Step Bond 4.000% until 07/30/07, 6.000% until 07/30/12,
		8.000% until 07/30/16, 10.000% until 07/30/18)	4.000	07/30/18	Aaa	1,959
2,750,000		Federal Home Loan Mortgage Corp (FHLMC)	2.500	11/28/06	Aaa	2,738
3,750,000		FHLMC	4.625	06/01/07	Aaa	3,734
2,950,000		FHLMC	4.000	08/17/07	Aaa	2,920
7,500,000		FHLMC	5.125	10/24/07	Aaa	7,496
2,450,000		FHLMC	4.375	11/16/07	Aaa	2,430
20,000,000	i	FHLMC	4.830	11/28/07	Aaa	20,001
11,750,000		FHLMC	5.125	04/18/08	Aaa	11,772
13,000,000		FHLMC	3.500	05/21/08	Aaa	12,697
1,500,000		FHLMC	3.600	05/22/08	Aaa	1,467
3,500,000		FHLMC	2.650	05/30/08	Aaa	3,371
19,500,000	e	FHLMC	5.000	09/16/08	Aaa	19,522
21,910,000		FHLMC	5.875	03/21/11	Aa2	22,627
10,000,000		FHLMC	5.250	07/18/11	Aaa	10,143
22,200,000		FHLMC	6.250	03/05/12	Aa2	22,282
9,300,000		FHLMC	8.250	06/01/16	N/R	11,440
8,500,000		FHLMC	5.750	06/27/16	Aa2	8,854
3,000,000	e	FHLMC	5.500	07/18/16	Aaa	3,116
7,813,000		Federal National Mortgage Association (FNMA)	3.000	03/02/07	Aaa	7,739
1,850,000		FNMA	3.375	05/15/07	Aaa	1,829
6,000,000		FNMA	4.125	06/16/08	Aaa	5,909
12,000,000	e	FNMA	5.000	09/15/08	Aaa	12,014
20,000,000		FNMA	5.210	03/16/09	Aaa	19,960
30,600,000		FNMA	7.125	06/15/10	Aaa	32,882
5,000,000		FNMA	6.625	11/15/10	Aaa	5,317
25,000,000		FNMA	6.000	05/15/11	Aaa	26,115
7,580,000		FNMA	4.125	01/30/12	Aaa	7,262
15,000,000		FNMA	5.250	08/01/12	Aa2	15,105
2,200,000	e	FNMA	5.250	09/15/16	Aaa	2,243
10,963,000	j	Government Trust Certificate	0.000	11/15/07	N/R	10,369
4,000,000	j	Government Trust Certificate	0.000	04/01/21	N/R	1,896
5,007,000	v	Housing Urban Development	5.380	08/01/18	N/R	5,063
517,775		New Valley Generation III	4.687	01/15/22	Aaa	507
2,231,261	j	Overseas Private Investment Corp	0.000	12/16/06	N/R	2,364
11,689,749	j	Overseas Private Investment Corp	0.000	12/16/06	N/R	12,384
1,586,685	j	Overseas Private Investment Corp	0.000	12/16/06	N/R	1,681
5,061,662	j	Overseas Private Investment Corp	0.000	12/16/06	N/R	5,362
5,063,381	j	Overseas Private Investment Corp	0.000	12/16/06	N/R	5,364
23,053,496	j	Overseas Private Investment Corp	0.000	12/16/06	N/R	24,423
10,100,000	j	Overseas Private Investment Corp	0.000	09/15/08	N/R	11,159
6,794,000		Overseas Private Investment Corp	4.050	11/15/14	N/R	6,492
8,360,092		Overseas Private Investment Corp	3.740	04/15/15	N/R	7,989
1,000,000		Private Export Funding Corp	7.110	04/15/07	Aaa	1,010

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 2,500,000	g	Private Export Funding Corp	7.170%	05/15/07	Aaa	$2,528
4,688,000		Private Export Funding Corp	6.490	07/15/07	Aaa	4,729
2,858,000		Private Export Funding Corp	3.400	02/15/08	Aaa	2,797
3,500,000		Private Export Funding Corp	5.870	07/31/08	Aaa	3,554
2,850,000		Private Export Funding Corp	3.375	02/15/09	Aaa	2,751
3,800,000		Private Export Funding Corp	7.200	01/15/10	Aaa	4,051
5,000,000		Private Export Funding Corp	6.070	04/30/11	Aaa	5,224
8,707,000		Private Export Funding Corp	5.685	05/15/12	Aaa	8,918
22,970,000		Private Export Funding Corp	4.974	08/15/13	Aaa	23,042
38,125,000		Private Export Funding Corp	4.550	05/15/15	Aaa	36,740
24,960,000		Private Export Funding Corp	4.950	11/15/15	Aaa	24,717
20,025,000		Tennessee Valley Authority	5.880	04/01/36	N/R	22,191
8,844,424	g	US Trade Funding Corp	4.260	11/15/14	N/R	8,623
		TOTAL AGENCY SECURITIES				600,353

FOREIGN GOVERNMENT BONDS - 1.14%
5,750,000	e	Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	5,739
1,500,000		Development Bank of Japan	4.250	06/09/15	Aaa	1,405
5,000,000		Eksportfinans A/S	5.500	05/25/16	Aaa	5,154
1,500,000		European Investment Bank	5.250	06/15/11	N/R	1,523
5,000,000		European Investment Bank	5.125	09/13/16	Aaa	5,063
2,000,000		European Investment Bank	4.875	02/15/36	Aaa	1,914
5,000,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	4,859
6,082,000		Hydro Quebec	8.400	01/15/22	Aa3	7,880
3,000,000	e	Italy Government International Bond	5.250	09/20/16	N/R	3,030
5,000,000		Japan Bank for International Cooperation	4.750	05/25/11	Aaa	4,956
5,000,000		Kreditanstalt fuer Wiederaufbau	5.125	03/14/16	Aaa	5,057
2,700,000		Landwirtschaftliche Rentenbank	5.250	07/15/11	Aaa	2,738
5,000,000		Oesterreichische Kontrollbank AG.	4.875	02/16/16	Aaa	4,968
4,750,000		Province of Manitoba Canada	4.450	04/12/10	Aa2	4,684
5,000,000		Province of Ontario	4.750	01/19/16	Aa2	4,885
7,500,000		Province of Quebec Canada	5.000	03/01/16	Aa3	7,421
5,000,000		Province of Quebec Canada	7.500	09/15/29	Aa3	6,378
10,000,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa2	11,574
5,000,000		Svensk Exportkredit AB	4.125	10/15/08	Aa1	4,915
		TOTAL FOREIGN GOVERNMENT BONDS				94,143

MORTGAGE BACKED SECURITIES - 13.12%
9,421,767		Fannie Mae Benchmark REMIC	6.000	06/25/16		9,481
6,000,000		Federal Home Loan Mortgage Corp (FHLMC)	5.000	06/15/29		5,911
462,748		FHLMC	6.000	04/15/30		462
3,447,594		FHLMC	6.000	12/15/30		3,473
9,000,000		FHLMC	5.000	06/15/31		8,784
7,000,000		FHLMC	5.500	05/15/33		6,903
5,618,117		FHLMC	4.500	09/15/35		5,390
239,058		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	03/01/11		240
772,044		FGLMC	6.500	12/01/16		788
1,117,269		FGLMC	6.000	12/01/17		1,133
6,763,427		FGLMC	4.500	10/01/18		6,535
8,871,564		FGLMC	4.500	11/01/18		8,571
8,122,006		FGLMC	4.500	11/01/18		7,847
9,819,188		FGLMC	4.500	01/01/19		9,474
4,318,275	d	FGLMC	5.500	01/01/19		4,325
3,925,887		FGLMC	5.000	02/01/19		3,862
702,568	d	FGLMC	7.000	10/01/20		726

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 22,771,964		FGLMC	4.500%	06/01/21	$21,945
39,980		FGLMC	7.000	05/01/23	41
351,106	d	FGLMC	8.000	01/01/31	369
7,453,535		FGLMC	5.500	09/01/33	7,372
5,866,715		FGLMC	5.500	09/01/33	5,802
1,924,915		FGLMC	6.500	11/01/33	1,965
16,737,479		FGLMC	5.500	12/01/33	16,564
17,035,357		FGLMC	5.000	01/01/34	16,439
3,479,855		FGLMC	6.500	08/01/34	3,548
2,606,624		FGLMC	5.500	12/01/34	2,576
17,983,882		FGLMC	4.500	04/01/35	16,846
3,365,716		FGLMC	6.000	05/01/35	3,384
2,733,079		FGLMC	6.000	05/01/35	2,748
1,416,119		FGLMC	6.000	05/01/35	1,424
2,133,083		FGLMC	6.000	05/01/35	2,145
1,359,447		FGLMC	6.000	05/01/35	1,367
1,395,042		FGLMC	6.000	05/01/35	1,403
3,257,839		FGLMC	5.500	06/01/35	3,214
4,465,513		FGLMC	6.000	08/01/35	4,490
2,928,506		FGLMC	4.500	09/01/35	2,738
8,379,093		FGLMC	4.500	09/01/35	7,834
6,905,525		FGLMC	4.500	09/01/35	6,456
13,994,174		FGLMC	5.000	09/01/35	13,466
3,244,042		FGLMC	5.000	10/01/35	3,122
3,741,478		FGLMC	5.000	11/01/35	3,600
1,074,264		FGLMC	4.500	12/01/35	1,004
9,348,116		FGLMC	6.000	01/01/36	9,397
3,684,967		FGLMC	7.000	01/01/36	3,787
2,482,171	v	FGLMC	5.500	03/01/36	2,439
996,522		FGLMC	6.500	05/01/36	1,015
14,877,091		FGLMC	6.000	07/01/36	14,955
62,285		Federal National Mortgage Association (FNMA)	7.500	06/01/11	64
4,493		FNMA	8.000	06/01/11	5
49,310		FNMA	8.000	07/01/11	51
7,440		FNMA	7.500	08/01/11	8
14,055		FNMA	7.500	09/01/11	14
610		FNMA	7.500	09/01/11	1
1,514		FNMA	7.500	10/01/11	2
38,168		FNMA	7.500	10/01/11	39
7,527		FNMA	7.500	10/01/11	8
324,187		FNMA	7.000	04/01/12	333
54,511		FNMA	6.500	09/01/12	56
219,683		FNMA	5.000	06/01/13	219
2,866,232		FNMA	4.440	07/01/13	2,757
4,954,884		FNMA	4.019	08/01/13	4,661
3,324,271		FNMA	4.518	05/01/14	3,201
4,403,851		FNMA	4.265	06/01/14	4,174
3,184,806		FNMA	4.530	10/01/14	3,069
19,266		FNMA	8.500	11/01/14	21
562,819		FNMA	6.500	10/01/16	575
2,075,197	d	FNMA	6.500	04/01/17	2,122
1,075,177		FNMA	6.500	02/01/18	1,099
3,805,014		FNMA	5.500	03/01/18	3,812
687,205		FNMA	5.500	04/01/18	688
86,454		FNMA	5.500	05/01/18	87

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 15,778,864		FNMA	5.000%	07/01/18	$15,548
15,914,654		FNMA	5.500	11/01/18	15,942
6,907,046		FNMA	5.000	12/01/18	6,806
5,465,664		FNMA	5.000	01/01/19	5,386
784,336		FNMA	6.000	01/01/19	797
790,876		FNMA	6.000	02/01/19	804
600,000		FNMA	4.000	02/25/19	543
7,477,158		FNMA	5.000	03/01/19	7,358
938,603		FNMA	4.500	05/01/19	907
50,000,000	h	FNMA	6.000	10/25/21	50,750
80,003		FNMA	8.000	03/01/23	84
1,202,482		FNMA	5.500	02/01/24	1,197
186,317		FNMA	8.000	07/01/24	197
32,424,620		FNMA	5.000	10/01/25	31,477
14,216,023		FNMA	6.000	03/01/32	14,363
657,739		FNMA	5.000	02/01/33	634
6,000,000		FNMA	4.500	03/25/33	5,783
1,476,558		FNMA	5.500	06/01/33	1,459
1,887,578		FNMA	5.500	07/01/33	1,865
2,951,672		FNMA	4.500	08/01/33	2,768
1,800,201		FNMA	5.000	08/01/33	1,736
2,972,326		FNMA	6.000	08/01/33	2,993
6,000,000		FNMA	5.500	08/25/33	5,947
2,071,822		FNMA	5.000	10/01/33	1,998
2,081,338		FNMA	5.000	10/01/33	2,007
36,780,838		FNMA	5.000	11/01/33	35,467
2,576,530		FNMA	5.000	11/01/33	2,485
4,002,140		FNMA	5.500	11/01/33	3,954
2,290,537		FNMA	5.500	11/01/33	2,263
3,494,916		FNMA	5.500	11/01/33	3,453
2,749,530		FNMA	5.500	11/01/33	2,716
2,735,969		FNMA	5.500	11/01/33	2,703
1,667,592		FNMA	5.500	12/01/33	1,648
568,217		FNMA	5.500	12/01/33	561
820,886		FNMA	5.500	12/01/33	811
2,108,883		FNMA	5.500	01/01/34	2,084
760,779		FNMA	5.000	03/01/34	734
879,885		FNMA	5.000	03/01/34	848
1,921,853		FNMA	5.000	03/01/34	1,853
679,327		FNMA	5.000	03/01/34	655
5,827,955		FNMA	5.000	04/01/34	5,612
1,505,541		FNMA	4.500	05/01/34	1,410
78,749		FNMA	4.500	05/01/34	74
84,254		FNMA	4.500	05/01/34	79
321,779		FNMA	4.500	06/01/34	301
73,819		FNMA	4.500	06/01/34	69
77,885		FNMA	4.500	06/01/34	73
122,143		FNMA	4.500	06/01/34	114
70,802		FNMA	4.500	07/01/34	66
243,661		FNMA	4.500	07/01/34	228
216,538		FNMA	4.500	07/01/34	203
117,753		FNMA	4.500	08/01/34	110
1,900,640		FNMA	4.500	08/01/34	1,780
83,274		FNMA	4.500	09/01/34	78
5,000,000		FNMA	5.500	10/25/34	4,899

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 15,640,103		FNMA	5.000%	11/01/34	$15,082
5,326,881		FNMA	5.500	01/01/35	5,258
16,938,956		FNMA	5.500	01/01/35	16,720
28,467,889		FNMA	5.500	02/01/35	28,101
6,306,336		FNMA	5.000	02/25/35	6,204
967,633	d	FNMA	5.500	03/01/35	954
3,209,045		FNMA	5.500	04/01/35	3,163
4,067,483		FNMA	5.500	04/01/35	4,009
33,207,440		FNMA	5.500	04/01/35	32,732
13,636,524		FNMA	5.500	04/01/35	13,441
3,147,963		FNMA	5.500	04/01/35	3,103
1,159,308		FNMA	5.500	05/01/35	1,143
6,222,389		FNMA	5.500	05/01/35	6,133
1,337,376		FNMA	5.500	05/01/35	1,318
1,035,954		FNMA	5.500	05/01/35	1,021
7,221,519		FNMA	6.000	05/01/35	7,257
3,820,573		FNMA	5.500	06/01/35	3,766
3,922,692		FNMA	5.500	06/01/35	3,867
5,189,506		FNMA	5.500	06/01/35	5,115
450,919		FNMA	7.500	06/01/35	466
1,046,390		FNMA	6.000	07/01/35	1,051
9,373,311		FNMA	5.000	09/01/35	9,013
12,728,920		FNMA	4.000	10/01/35	11,556
6,750,935		FNMA	5.000	10/01/35	6,491
15,131,312		FNMA	5.500	10/01/35	14,915
9,756,338		FNMA	5.500	11/01/35	9,617
3,018,699		FNMA	6.500	02/01/36	3,075
1,976,621		FNMA	6.500	02/01/36	2,013
24,166,100		FNMA	6.000	03/01/36	24,278
93,631		FNMA	6.000	03/01/36	94
11,376,599	d	FNMA	5.500	04/01/36	11,150
12,190,291		FNMA	5.000	05/01/36	11,662
14,266,228	i	FNMA	5.864	06/01/36	14,429
6,881,714		FNMA	6.500	07/01/36	7,008
17,000,000	h	FNMA	5.000	10/25/36	16,336
44,000,000	h	FNMA	5.500	10/25/36	43,340
67,000,000	h	FNMA	6.000	10/25/36	67,293
36,000,000	h	FNMA	6.500	10/25/36	36,653
6,489		Government National Mortgage Association (GNMA)	8.500	09/15/09	7
41,490		GNMA	8.500	10/15/09	43
6,832		GNMA	8.500	12/15/09	7
175,260		GNMA	9.000	12/15/09	181
6,183,631		GNMA	6.250	12/15/11	6,228
4,561,698		GNMA	5.220	04/15/15	4,525
199,126		GNMA	9.000	12/15/17	213
1,289		GNMA	9.000	08/15/20	1
125,533		GNMA	8.000	06/15/22	133
54,755		GNMA	6.500	08/15/23	56
14,521		GNMA	6.500	08/15/23	15
38,258		GNMA	6.500	09/15/23	39
10,000,000		GNMA	4.500	11/16/29	9,640
12,000,000		GNMA	4.385	08/16/30	11,776
515,241	d	GNMA	6.500	05/20/31	528
199,270		GNMA	5.000	06/20/33	193
5,246,691		GNMA	5.500	09/15/33	5,217

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 2,739,596		GNMA	5.500%	11/20/33	$2,715
195,046		GNMA	5.000	03/20/34	189
3,326,717		GNMA	5.000	06/20/34	3,220
319,437		GNMA	5.000	07/20/34	309
2,389,673		GNMA	5.000	02/20/35	2,312
10,296,925		GNMA	5.000	03/20/35	9,961
2,443,980		GNMA	5.500	03/20/35	2,420
12,468,399		GNMA	5.500	12/20/35	12,347
17,000,000	h	GNMA	5.000	11/15/36	16,506
		TOTAL MORTGAGE BACKED SECURITIES			1,088,714

MUNICIPAL BONDS - 1.02%
1,860,000		Allegheny County Redevelopment Authority	5.000	09/01/11	1,846
4,500,000		Basin Electric Power Coop	6.127	06/01/41	4,788
2,390,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,347
3,000,000		City of Chicago IL	5.200	01/01/09	3,012
4,000,000		City of Dallas TX	5.078	02/15/22	3,838
1,500,000		City of Dallas TX	5.195	02/15/35	1,440
995,000		City of Eugene OR	6.320	08/01/22	1,068
5,000,000		City of New York NY	4.500	06/01/15	4,718
7,410,000		City of New York NY	7.550	11/15/20	7,668
1,055,000	j	City of Oakland CA	0.000	12/15/11	809
1,680,000		Douglas County Public Utility District No 1 Wells Hydroelectric	5.112	09/01/18	1,629
1,400,000		Elkhart Redevelopment District	5.500	06/15/18	1,429
8,500,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	8,193
1,000,000		Kansas Development Finance Authority	4.592	05/01/14	963
1,350,000		Kansas Development Finance Authority	4.722	05/01/15	1,304
3,000,000		Metropolitan Washington Airports Authority	5.690	10/01/30	3,017
4,610,000		New York City Housing Development Corp	4.660	11/01/10	4,548
5,000,000		New York State Environmental Facilities Corp	4.900	12/15/11	4,967
2,500,000		Newport News Economic Development Authority	5.640	01/15/29	2,435
2,500,000		Oklahoma Capital Improvement Authority	5.180	07/01/14	2,500
5,570,000		State of Illinois	4.350	06/01/18	5,135
3,265,000		State of Texas	4.900	08/01/20	3,095
6,370,000		State of Washington	5.050	01/01/18	6,256
1,033,000		State of Wisconsin	5.700	05/01/26	1,054
4,250,000		Tennessee State School Bond Authority	7.750	05/01/15	4,631
2,025,000		University Central Fl University Revenues	5.125	10/01/20	1,934
		TOTAL MUNICIPAL BONDS			84,624

U.S. TREASURY SECURITIES - 3.20%
109,986,000	e	United States Treasury Bond	8.000	11/15/21	147,184
10,696,000	e	United States Treasury Bond	5.375	02/15/31	11,559
6,580,000	e	United States Treasury Bond	4.500	02/15/36	6,309
9,503,881	e,k	United States Treasury Inflation Indexed Note	3.375	01/15/07	9,423
9,615,658	k	United States Treasury Inflation Indexed Note	3.875	01/15/09	9,894
4,000,000		United States Treasury Note	4.875	04/30/08	4,006
13,812,000	e	United States Treasury Note	5.000	07/31/08	13,877
2,585,000	e	United States Treasury Note	4.875	08/15/09	2,603
8,100,000	e	United States Treasury Note	4.000	04/15/10	7,945
12,220,000	e	United States Treasury Note	4.875	07/31/11	12,364
20,410,000	e	United States Treasury Note	4.625	08/31/11	20,436
19,810,000	e	United States Treasury Note	4.875	08/15/16	20,188
		TOTAL U.S. TREASURY SECURITIES			265,788

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
			(000)
		TOTAL GOVERNMENT BONDS	$2,133,622
		(Cost $2,139,995)

		TOTAL BONDS	3,311,214
		(Cost $3,319,471)
SHARES

PREFERRED STOCKS - 0.06%

COMMUNICATIONS - 0.03%
100,000		Telephone and Data Systems	2,501
		TOTAL COMMUNICATIONS	2,501

DEPOSITORY INSTITUTIONS - 0.03%
84,000		Bank of America Corp	2,144
		TOTAL DEPOSITORY INSTITUTIONS	2,144

		TOTAL PREFERRED STOCKS	4,645
		(Cost $4,663)

COMMON STOCKS - 59.47%

AMUSEMENT AND RECREATION SERVICES - 0.01%
17,522		International Speedway Corp (Class A)	873
		TOTAL AMUSEMENT AND RECREATION SERVICES	873

APPAREL AND ACCESSORY STORES - 0.48%
74,770		American Eagle Outfitters, Inc	3,277
750	*	AnnTaylor Stores Corp	31
35,889	e	Bebe Stores, Inc	889
4,400		Buckle, Inc	167
2,700	*	Cache, Inc	48
7,731	e*	Casual Male Retail Group, Inc	106
21,300		Cato Corp (Class A)	467
3,600	e*	Charlotte Russe Holding, Inc	99
67,100	e*	Chico's FAS, Inc	1,445
6,700	e	Christopher & Banks Corp	198
7,800	e*	Dress Barn, Inc	170
2,586		Finish Line, Inc (Class A)	33
88,808		Foot Locker, Inc	2,243
398,130		Gap, Inc	7,545
6,200	e*	Jo-Ann Stores, Inc	104
145,061	*	Kohl's Corp	9,417
239,620		Limited Brands, Inc	6,348
126,438		Nordstrom, Inc	5,348
46,984		Ross Stores, Inc	1,194
1,800	*	Shoe Carnival, Inc	45
9,338	e	Stage Stores, Inc	274
29,646	e*	Urban Outfitters, Inc	524
		TOTAL APPAREL AND ACCESSORY STORES	39,972

APPAREL AND OTHER TEXTILE PRODUCTS - 0.04%
13,000	e*	Gymboree Corp	548
39,016	*	Hartmarx Corp	264
14,000		Kellwood Co	404

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
48,054	e	Liz Claiborne, Inc	$1,899
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	3,115

AUTO REPAIR, SERVICES AND PARKING - 0.02%
27,900	e	Bandag, Inc	1,145
3,400	e	Ryder System, Inc	176
2,500	*	Wright Express Corp	60
		TOTAL AUTO REPAIR, SERVICES AND PARKING	1,381

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.05%
900	e	Advance Auto Parts	29
1,293	e*	America's Car-Mart, Inc	21
23,591	*	Autozone, Inc	2,437
27,200	*	Carmax, Inc	1,135
14,532	e*	Copart, Inc	410
2,200	e*	Rush Enterprises, Inc (Class A)	37
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	4,069

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.71%
15,910	e	Fastenal Co	613
1,004,126	e	Home Depot, Inc	36,420
766,108		Lowe's Cos, Inc	21,497
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	58,530

BUSINESS SERVICES - 3.51%
95,445	e*	24/7 Real Media, Inc	815
213,900	e*	3Com Corp	943
118,165	*	Activision, Inc	1,784
4,500	e	Administaff, Inc	152
214,103	*	Adobe Systems, Inc	8,018
15,700	e*	Agile Software Corp	103
82,490	e*	Akamai Technologies, Inc	4,124
15,325	e*	aQuantive, Inc	362
49,392	e*	Ariba, Inc	370
234,955	*	Art Technology Group, Inc	601
30,351	e*	Audible, Inc	220
70,407	*	Autodesk, Inc	2,449
438,750		Automatic Data Processing, Inc	20,770
156,506	*	BEA Systems, Inc	2,379
52,912	e*	BearingPoint, Inc	416
39,452	*	BISYS Group, Inc	428
12,256	e*	Blue Coat Systems, Inc	221
9,200	*	Checkfree Corp	380
29,200	*	Ciber, Inc	194
34,118	e*	Click Commerce, Inc	772
793,764	e*	CMGI, Inc	841
72,373	*	CNET Networks, Inc	693
99,628	e*	Cogent Communications Group, Inc	1,155
39,918	*	Cogent, Inc	548
4,800		Cognex Corp	121
89,838	*	Compuware Corp	700
104,201	*	Convergys Corp	2,152
6,200	*	CSG Systems International, Inc	164
30,500		Deluxe Corp	522
2,603	e*	Digital River, Inc	133

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
75,453	*	DST Systems, Inc	$4,653
21,400	*	Earthlink, Inc	156
498,777	e*	eBay, Inc	14,145
8,599	*	eFunds Corp	208
125,701	*	Electronic Arts, Inc	6,999
20,548	e*	Equinix, Inc	1,235
80,277	*	Evergreen Energy, Inc	844
100,576	*	Expedia, Inc	1,577
11,850		Fair Isaac Corp	433
107,614	*	Fiserv, Inc	5,068
14,043	e*	Gartner, Inc (Class A)	247
12,500	*	Getty Images, Inc	621
80,052	*	Google, Inc (Class A)	32,173
2,800	e*	Hudson Highland Group, Inc	27
2,600	*	iGate Corp	13
123,843		IMS Health, Inc	3,299
12,242	e*	Infocrossing, Inc	164
47,677	e*	Informatica Corp	648
3,920		infoUSA, Inc	33
185,150	e*	Innovative Solutions & Support, Inc	2,690
99,890	*	Internap Network Services Corp	1,520
8,109	e*	Internet Security Systems, Inc	225
4,432	*	Interwoven, Inc	49
109,664	*	Intuit, Inc	3,519
43,824	*	Ipass, Inc	205
39,174	*	Iron Mountain, Inc	1,682
25,783	e	Jack Henry & Associates, Inc	561
7,057	e*	Jupitermedia Corp	61
10,569	e*	Kanbay International, Inc	217
3,011	*	Kforce, Inc	36
29,700	e*	Kinetic Concepts, Inc	934
30,399	e*	Lamar Advertising Co	1,624
53,370	e*	Lionbridge Technologies	407
7,348		Manpower, Inc	450
15,736	e*	Marchex, Inc	241
3,533,622		Microsoft Corp	96,574
46,510	e*	Monster Worldwide, Inc	1,683
2,000	e*	Netratings, Inc	28
220,909	e*	NIC, Inc	1,138
222,200	*	Novell, Inc	1,360
92,228	e*	Nuance Communications, Inc	754
124,709		Omnicom Group, Inc	11,673
6,600	e*	Online Resources Corp	81
81,471	e*	Opsware, Inc	734
4,560	e*	Parametric Technology Corp	80
16,200	e	Pegasystems, Inc	141
1,500	e*	Radisys Corp	32
45,939	*	RealNetworks, Inc	487
71,798		Reynolds & Reynolds Co (Class A)	2,837
64,008		Robert Half International, Inc	2,174
33,306	e*	Salesforce.com, Inc	1,195
140,148	e*	Sapient Corp	764
48,983	e*	Smith Micro Software, Inc	704
24,145	*	Sohu.com, Inc	532
6,300	e*	SonicWALL, Inc	69

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
239,598	e*	Sonus Networks, Inc	$1,260
40,437	e*	Spherion Corp	289
26,681	e	Startek, Inc	333
2,700	e	Stellent, Inc	29
1,543,479	*	Sun Microsystems, Inc	7,671
1,300	e*	SYKES Enterprises, Inc	27
462,458	*	Symantec Corp	9,841
1,500	e*	SYNNEX Corp	35
9,384	e*	TeleTech Holdings, Inc	147
35,400	e*	TIBCO Software, Inc	318
94,572		Total System Services, Inc	2,159
35,035	e*	TradeStation Group, Inc	528
19,460	*	Travelzoo, Inc	561
141,052	*	Unisys Corp	798
21,267		United Online, Inc	259
7,706	e*	United Rentals, Inc	179
13,535	e*	Universal Compression Holdings, Inc	724
32,414	e*	Vasco Data Security International	336
126,642	*	VeriSign, Inc	2,558
1,400	e*	Volt Information Sciences, Inc	50
8,300	e*	WebEx Communications, Inc	324
		TOTAL BUSINESS SERVICES	290,960

CHEMICALS AND ALLIED PRODUCTS - 5.82%
867,816		Abbott Laboratories	42,141
54,421	e*	Abraxis BioScience, Inc	1,512
23,736	e*	Adolor Corp	329
240,826		Air Products & Chemicals, Inc	15,984
8,770	e*	Alexion Pharmaceuticals, Inc	298
6,874	e*	Alkermes, Inc	109
576,041	*	Amgen, Inc	41,204
12,652	e*	Arena Pharmaceuticals, Inc	152
4,001	*	Array Biopharma, Inc	34
7,705	*	Atherogenics, Inc	101
5,206	e*	AVANIR Pharmaceuticals	36
136,200	e	Avery Dennison Corp	8,195
116,919	e*	AVI BioPharma, Inc	424
203,200		Avon Products, Inc	6,230
800		Balchem Corp	16
81,034	*	Barr Pharmaceuticals, Inc	4,209
66,184	e*	Bentley Pharmaceuticals, Inc	794
70,160	e*	Bioenvision, Inc	387
45,257	e*	BioMarin Pharmaceuticals, Inc	644
725,472		Bristol-Myers Squibb Co	18,079
60,300	e	Cabot Corp	2,243
35,000	e	Calgon Carbon Corp	155
19,166	e*	Cell Genesys, Inc	88
11,828	e*	Cephalon, Inc	730
11,600	*	Charles River Laboratories International, Inc	504
23,945		Church & Dwight Co, Inc	936
84,244		Clorox Co	5,307
292,100		Colgate-Palmolive Co	18,139
41,500	e*	Connetics Corp	452
10,938	e*	Cotherix, Inc	77
10,381	e*	Cypress Bioscience, Inc	76

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
11,107		Dade Behring Holdings, Inc	$446
56,374	e*	Dendreon Corp	252
15,999	*	Digene Corp	690
324,406	e*	Durect Corp	1,330
196,600		Ecolab, Inc	8,418
90,786	e*	Encysive Pharmaceuticals, Inc	390
29,757	e*	Enzon Pharmaceuticals, Inc	246
700		Estee Lauder Cos (Class A)	28
222,932	e*	Forest Laboratories, Inc	11,283
162,427	*	Genentech, Inc	13,433
7,600	e*	Genitope Corp	22
145,497	*	Genzyme Corp	9,817
22,156	e*	Geron Corp	139
250,086	*	Gilead Sciences, Inc	17,181
83,773		H.B. Fuller Co	1,964
60,776	e*	Human Genome Sciences, Inc	701
35,884	e*	Idexx Laboratories, Inc	3,271
45,085	*	Immucor, Inc	1,010
41,681	e*	Inverness Medical Innovations, Inc	1,449
13,585	e*	Invitrogen Corp	861
162,950	*	King Pharmaceuticals, Inc	2,775
16,217	*	Kos Pharmaceuticals, Inc	802
68,638		Lubrizol Corp	3,139
78,264	e	Mannatech, Inc	1,387
47,348	e*	Medarex, Inc	509
59,422	e	Medicis Pharmaceutical Corp (Class A)	1,922
100,322	*	Medimmune, Inc	2,930
1,341,193		Merck & Co, Inc	56,196
33,600	e*	MGI Pharma, Inc	578
108,616	e*	Millennium Pharmaceuticals, Inc	1,081
34,099		Minerals Technologies, Inc	1,821
256,616		Mylan Laboratories, Inc	5,166
3,254	e*	Myogen, Inc	114
108,365	e*	Nabi Biopharmaceuticals	626
46,923	e*	Nastech Pharmaceutical Co, Inc	716
32,567	*	NBTY, Inc	953
71,281	e*	Neurocrine Biosciences, Inc	766
58,514	e*	Noven Pharmaceuticals, Inc	1,411
3,412	*	NPS Pharmaceuticals, Inc	13
5,567	e*	Nuvelo, Inc	102
1,500	e*	OraSure Technologies, Inc	12
34,195	e*	Pacific Ethanol, Inc	480
31,300	e*	Par Pharmaceutical Cos, Inc	571
23,161	*	PDL BioPharma, Inc	445
63,742	e*	Penwest Pharmaceuticals Co	1,061
126,765		Perrigo Co	2,151
44,692	e*	Pharmion Corp	963
2,200	*	Pioneer Cos, Inc	54
83,891	e*	Pozen, Inc	1,079
283,254		Praxair, Inc	16,757
1,517,512		Procter & Gamble Co	94,055
23,666	*	Progenics Pharmaceuticals, Inc	555
30,887	e*	Renovis, Inc	425
181,054		Rohm & Haas Co	8,573
58,800		RPM International, Inc	1,117

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
58,884	e*	Salix Pharmaceuticals Ltd	$799
447,745		Schering-Plough Corp	9,891
55,119		Sensient Technologies Corp	1,079
55,729	e*	Sepracor, Inc	2,700
86,075		Sigma-Aldrich Corp	6,513
91,042	e*	Sirna Therapeutics, Inc	507
41,426	e*	SuperGen, Inc	193
16,038	e*	Tanox, Inc	190
11,300	e*	United Therapeutics Corp	594
26,481	e*	USANA Health Sciences, Inc	1,181
25,600		Valspar Corp	681
26,431	e*	Vertex Pharmaceuticals, Inc	889
102,872	*	Watson Pharmaceuticals, Inc	2,692
52,533	e*	Zymogenetics, Inc	886
		TOTAL CHEMICALS AND ALLIED PRODUCTS	482,616

COMMUNICATIONS - 3.23%
6,097	e	Alaska Communications Systems Group, Inc	81
168,840		Alltel Corp	9,371
142,517	*	American Tower Corp (Class A)	5,202
2,217,975		AT&T, Inc	72,217
999,029		BellSouth Corp	42,708
85,960		Cablevision Systems Corp (Class A)	1,952
8,000		Centennial Communications Corp	43
82,524	e	Citadel Broadcasting Corp	776
17,100		Citizens Communications Co	240
65,800	e*	Cox Radio, Inc (Class A)	1,010
26,700	*	Crown Castle International Corp	941
117,375	e*	Crown Media Holdings, Inc (Class A)	527
51,450	e	Embarq Corp	2,489
35,429		Entercom Communications Corp	893
46,600	*	Entravision Communications Corp (Class A)	347
62,289	e*	FiberTower Corp	589
54,400	e	Gray Television, Inc	349
20,240		Hearst-Argyle Television, Inc	464
175,563	e*	IAC/InterActiveCorp	5,049
15,298	e*	j2 Global Communications, Inc	416
171,190	e*	Level 3 Communications, Inc	916
290,645	*	Liberty Global, Inc	7,481
121,598	*	Liberty Media Holding Corp (Capital)	10,162
596,773	*	Liberty Media Holding Corp (Interactive)	12,162
44,900	e*	Lin TV Corp (Class A)	349
29,120	*	Mediacom Communications Corp	207
35,120	*	NII Holdings, Inc (Class B)	2,183
81,608	e*	Novatel Wireless, Inc	786
34,845	e*	Radio One, Inc (Class D)	218
27,585	e*	SAVVIS, Inc	786
19,760	e*	SBA Communications Corp	481
31,532	e*	Spanish Broadcasting System, Inc (Class A)	138
1,100,002		Sprint Nextel Corp	18,865
56,801		Telephone & Data Systems, Inc	2,391
4,500	e*	Terremark Worldwide, Inc	25
145,497	e*	TiVo, Inc	1,104
137,426	*	Univision Communications, Inc (Class A)	4,719
5,656		USA Mobility, Inc	129

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
1,455,295		Verizon Communications, Inc	$54,035
5,100	*	West Corp	246
174,568	e	Windstream Corp	2,303
11,642	e*	Wireless Facilities, Inc	25
186,399	e*	XM Satellite Radio Holdings, Inc	2,403
		TOTAL COMMUNICATIONS	267,778

DEPOSITORY INSTITUTIONS - 6.34%
186,555		AmSouth Bancorp	5,418
3,664		Associated Banc-Corp	119
3,749		Astoria Financial Corp	116
1,514,253		Bank of America Corp	81,119
49,939		Bank of Hawaii Corp	2,405
443,324		BB&T Corp	19,409
31,640		Chittenden Corp	908
57,538		City National Corp	3,858
97,883		Comerica, Inc	5,572
1,437		Commerce Bancorp, Inc	53
1,077		Commercial Capital Bancorp, Inc	17
2,000		Community Bank System, Inc	44
1,200		Compass Bancshares, Inc	68
674,746	e	Fifth Third Bancorp	25,694
24,900	e	First Horizon National Corp	946
22,108	e	First Midwest Bancorp, Inc	838
66,571	e	Fremont General Corp	931
27,879	e	Fulton Financial Corp	451
178,870		Golden West Financial Corp	13,818
21,300		IndyMac Bancorp, Inc	877
1,952		International Bancshares Corp	58
2,000		Irwin Financial Corp	39
450		ITLA Capital Corp	24
317,811	e	Keycorp	11,899
100,097	e	M&T Bank Corp	12,008
124,479		Marshall & Ilsley Corp	5,997
252,683		Mellon Financial Corp	9,880
540,831		National City Corp	19,794
41,200	e	New York Community Bancorp, Inc	675
65,399	e	NewAlliance Bancshares, Inc	958
249,752		North Fork Bancorporation, Inc	7,153
121,422		Northern Trust Corp	7,095
32,238		Old National Bancorp	616
13,629		Pacific Capital Bancorp	368
6,092		People's Bank	241
229,663		PNC Financial Services Group, Inc	16,637
94,829		Popular, Inc	1,843
56,219	e	Provident Financial Services, Inc	1,041
39,800	e	R & G Financial Corp (Class B)	297
381,415		Regions Financial Corp	14,032
27,364	e	South Financial Group, Inc	712
53,630	e	Sovereign Bancorp, Inc	1,154
181,474		State Street Corp	11,324
275,972		SunTrust Banks, Inc	21,327
35,066	e*	SVB Financial Group	1,565
130,894		Synovus Financial Corp	3,844
10,100		TD Banknorth, Inc	292

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
38,732		UnionBanCal Corp	$2,359
1,360,612		US Bancorp	45,200
44,798		Valley National Bancorp	1,145
6,670		W Holding Co, Inc	39
1,030,420		Wachovia Corp	57,497
24,471	e	Washington Federal, Inc	549
821,729	e	Washington Mutual, Inc	35,721
17,924	e	Webster Financial Corp	844
1,861,674		Wells Fargo & Co	67,355
19,506	e	Zions Bancorporation	1,557
		TOTAL DEPOSITORY INSTITUTIONS	525,800

EATING AND DRINKING PLACES - 0.77%
16,530	e*	AFC Enterprises	239
10,800		Applebees International, Inc	232
14,843		Bob Evans Farms, Inc	450
154,400		Darden Restaurants, Inc	6,557
18,592		Lone Star Steakhouse & Saloon, Inc	516
934,701		McDonald's Corp	36,566
12,376	e*	O'Charleys, Inc	235
46,258	*	Sonic Corp	1,046
418,208	*	Starbucks Corp	14,240
7,900	e*	The Steak N Shake Co	133
1,900	e	Triarc Cos (Class B)	29
56,151		Wendy's International, Inc	3,762
		TOTAL EATING AND DRINKING PLACES	64,005

EDUCATIONAL SERVICES - 0.00% **
700	e*	Corinthian Colleges, Inc	8
1,700	*	DeVry, Inc	36
1,900	*	Laureate Education, Inc	91
		TOTAL EDUCATIONAL SERVICES	135

ELECTRIC, GAS, AND SANITARY SERVICES - 3.26%
492,654	*	AES Corp	10,045
192,785		AGL Resources, Inc	7,037
138,648		Allete, Inc	6,024
30,213		Aqua America, Inc	663
145,521		Atmos Energy Corp	4,155
251,340		Avista Corp	5,952
5,300		California Water Service Group	196
27,000	e	Cascade Natural Gas Corp	704
354,481		Cleco Corp	8,947
19,800	e	Crosstex Energy, Inc	1,773
85,318	e	Duquesne Light Holdings, Inc	1,677
314,282	e	El Paso Corp	4,287
319,132	e	Empire District Electric Co	7,142
44,400	e	Energen Corp	1,859
102,238		Energy East Corp	2,425
750	e	EnergySouth, Inc	25
445,328	e	Hawaiian Electric Industries, Inc	12,051
299,771		Idacorp, Inc	11,334
296,657		KeySpan Corp	12,205
265,532		Kinder Morgan, Inc	27,841
42,539		Laclede Group, Inc	1,365

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
40,964		Metal Management, Inc	$1,140
91,293	e	MGE Energy, Inc	2,956
235,097	e	National Fuel Gas Co	8,546
33,059	e	New Jersey Resources Corp	1,630
159,362	e	Nicor, Inc	6,814
599,084		NiSource, Inc	13,024
42,079	e	Northwest Natural Gas Co	1,653
62,876	*	NRG Energy, Inc	2,848
58,439		NSTAR	1,950
512,348	e	OGE Energy Corp	18,501
60,815	e	Otter Tail Corp	1,778
662,080		Pepco Holdings, Inc	16,003
82,626		Piedmont Natural Gas Co, Inc	2,091
714,165		Puget Energy, Inc	16,233
124,072		Questar Corp	10,145
34,491		Resource America, Inc (Class A)	717
245,817	e*	Sierra Pacific Resources	3,525
44,400	e	SJW Corp	1,328
57,959		South Jersey Industries, Inc	1,734
37,719	e	Southwest Gas Corp	1,257
3,300	e	Southwest Water Co	40
57,800	e	UGI Corp	1,413
21,266	e	UIL Holdings Corp	798
238,954		Unisource Energy Corp	7,964
45,399		Vectren Corp	1,219
115,397		WGL Holdings, Inc	3,617
500,335		Williams Cos, Inc	11,943
43,539		WPS Resources Corp	2,161
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	270,735

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.83%
8,400	e*	Adaptec, Inc	37
3,023	*	Advanced Energy Industries, Inc	52
232,270	e*	Advanced Micro Devices, Inc	5,772
94,743	e*	Agere Systems, Inc	1,415
77,993	e	American Power Conversion Corp	1,713
4,555	e*	American Superconductor Corp	42
172,690		Ametek, Inc	7,521
92,300	e*	Anadigics, Inc	661
65,892	*	Arris Group, Inc	755
48,695	e*	Atheros Communications, Inc	883
30,000		Baldor Electric Co	925
116,255	e*	Bookham, Inc	374
161,463	e*	Brocade Communications Systems, Inc	1,140
53,989	e*	CalAmp Corp	329
303,019	e*	Capstone Turbine Corp	427
46,995	e*	C-COR, Inc	403
2,594,227	*	Cisco Systems, Inc	59,667
692,996	e*	Conexant Systems, Inc	1,386
7,400	e	CTS Corp	102
57,473	e*	Ditech Networks, Inc	443
5,400	*	DSP Group, Inc	123
3,505	e*	DTS, Inc	74
82,112	e*	Emcore Corp	486
440,300		Emerson Electric Co	36,924

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
10,485	*	Energizer Holdings, Inc	$755
58,646	e*	Evergreen Solar, Inc	487
361,324	e*	Finisar Corp	1,312
120,200	*	Freescale Semiconductor, Inc (Class B)	4,569
16,700	e*	Greatbatch, Inc	378
24,800		Harman International Industries, Inc	2,069
148,527	e*	Harmonic, Inc	1,092
2,683,225	e	Intel Corp	55,194
29,012	e*	Interdigital Communications Corp	989
2,800		Inter-Tel, Inc	60
74,873	e*	InterVoice, Inc	475
5,722	e*	IXYS Corp	48
3,100	e	Lincoln Electric Holdings, Inc	169
2,068	e*	Littelfuse, Inc	72
229,966	e*	LSI Logic Corp	1,890
2,310,197	e*	Lucent Technologies, Inc	5,406
25,583	*	Mattson Technology, Inc	212
66,429	e*	McData Corp (Class A)	334
30,404	e*	Medis Technologies Ltd	751
354,613	*	Micron Technology, Inc	6,170
67,684	e*	Microtune, Inc	329
5,651	e*	Mobility Electronics, Inc	31
91,193		Molex, Inc	3,554
1,041,768		Motorola, Inc	26,044
235,717	e*	MRV Communications, Inc	651
157,400		National Semiconductor Corp	3,704
25,190	e*	Novellus Systems, Inc	697
49,397	e*	Omnivision Technologies, Inc	705
163,771	e*	ON Semiconductor Corp	963
129,014	e*	Optical Communication Products, Inc	254
7,800	e	Park Electrochemical Corp	247
38,473	e	Plantronics, Inc	674
5,200	e*	Plexus Corp	100
5,600	*	Polycom, Inc	137
15,700	e*	Power-One, Inc	114
83,206	*	Powerwave Technologies, Inc	632
2,906	*	QLogic Corp	55
719,529		Qualcomm, Inc	26,155
103,044	e*	Quantum Fuel Systems Technologies Worldwide, Inc	204
53,247	e	RadioShack Corp	1,028
122,783	*	RF Micro Devices, Inc	931
2,100	*	Rogers Corp	130
116,028	*	Silicon Storage Technology, Inc	478
933,619	e*	Sirius Satellite Radio, Inc	3,650
84,452	*	Sycamore Networks, Inc	319
44,039	e*	Symmetricom, Inc	355
11,100	e	Technitrol, Inc	331
15,703	*	Tekelec	204
56,053		Teleflex, Inc	3,119
265,220	*	Tellabs, Inc	2,907
734,264		Texas Instruments, Inc	24,414
63,300	*	Thomas & Betts Corp	3,020
562,873	e*	Transmeta Corp	647
319,876	e*	Transwitch Corp	451
55,601	e*	Trident Microsystems, Inc	1,293

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
130,205	e*	Triquint Semiconductor, Inc	$677
7,500	*	TTM Technologies, Inc	88
2,600	e	Vicor Corp	30
13,207		Whirlpool Corp	1,111
127,200	e	Xilinx, Inc	2,792
138,795	e*	Zhone Technologies, Inc	148
5,200	e*	Zoltek Cos, Inc	133
22,389	*	Zoran Corp	360
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	317,952

ENGINEERING AND MANAGEMENT SERVICES - 0.37%
16,862	*	Amylin Pharmaceuticals, Inc	743
24,675	*	Applera Corp (Celera Genomics Group)	343
86,121	e*	Ariad Pharmaceuticals, Inc	375
113,117	e*	Celgene Corp	4,898
9,318	e*	CV Therapeutics, Inc	104
20,235	e*	Diamond Management & Technology Consultants, Inc	225
3,288	*	Digitas, Inc	32
92,078	e*	Hewitt Associates, Inc	2,234
18,436	e*	ICOS Corp	462
92,116	e*	Incyte Corp	390
40,810	e*	Isis Pharmaceuticals, Inc	293
2,700		Landauer, Inc	137
28,041	*	Lexicon Genetics, Inc	106
16,090	e*	Lifecell Corp	518
257,910	e*	Monogram Biosciences, Inc	395
145,828		Moody's Corp	9,534
214,126		Paychex, Inc	7,890
653	e*	Per-Se Technologies, Inc	15
21,643	e*	Regeneron Pharmaceuticals, Inc	340
173,796	*	Rentech, Inc	805
55,312	*	Savient Pharmaceuticals, Inc	360
26,200	e*	Telik, Inc	466
15,200	e*	Trimeris, Inc	134
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	30,799

FABRICATED METAL PRODUCTS - 0.42%
900	e	Ameron International Corp	60
19,700		Aptargroup, Inc	1,002
125,760		Commercial Metals Co	2,557
60,548	e	Dynamic Materials Corp	1,963
22,906	e	Gulf Island Fabrication, Inc	598
566,200	e	Illinois Tool Works, Inc	25,422
11,067	e*	Jacuzzi Brands, Inc	111
25,700		Pentair, Inc	673
28,103	e	Silgan Holdings, Inc	1,056
27,846	e	Snap-On, Inc	1,240
8,500	e	Valmont Industries, Inc	444
		TOTAL FABRICATED METAL PRODUCTS	35,126

FOOD AND KINDRED PRODUCTS - 1.81%
239,625		Campbell Soup Co	8,746
185,000	e	Coca-Cola Enterprises, Inc	3,854
276,409		General Mills, Inc	15,645
283,450		H.J. Heinz Co	11,885

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
137,800		Hershey Co	$7,365
44,718		J.M. Smucker Co	2,144
438,753		Kellogg Co	21,727
11,403		Lancaster Colony Corp	510
21,000		McCormick & Co, Inc	798
50,600		Pepsi Bottling Group, Inc	1,796
62,299		PepsiAmericas, Inc	1,330
936,304		PepsiCo, Inc	61,103
25,240	e	Tootsie Roll Industries, Inc	740
2,759	e	Topps Co, Inc	25
273,599		Wrigley (Wm.) Jr Co	12,602
		TOTAL FOOD AND KINDRED PRODUCTS	150,270

FOOD STORES - 0.17%
436,276		Kroger Co	10,095
17,760	*	Pathmark Stores, Inc	177
68,780		Supervalu, Inc	2,039
26,600		Whole Foods Market, Inc	1,581
		TOTAL FOOD STORES	13,892

FURNITURE AND FIXTURES - 0.47%
257,551	*	BE Aerospace, Inc	5,432
28,929		Herman Miller, Inc	990
100,800		Hillenbrand Industries, Inc	5,743
36,219		HNI Corp	1,506
213,478	e	Johnson Controls, Inc	15,315
62,244	e	Leggett & Platt, Inc	1,558
312,073	e	Masco Corp	8,557
500	e*	Tempur-Pedic International, Inc	8
		TOTAL FURNITURE AND FIXTURES	39,109

FURNITURE AND HOMEFURNISHINGS STORES - 0.16%
107,795	*	Bed Bath & Beyond, Inc	4,124
138,750		Best Buy Co, Inc	7,432
61,694		Circuit City Stores, Inc	1,549
4,200	e*	Cost Plus, Inc	50
4,400		Haverty Furniture Cos, Inc	70
200	e*	Mohawk Industries, Inc	15
4,200	e*	Restoration Hardware, Inc	36
800		Williams-Sonoma, Inc	26
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	13,302

GENERAL BUILDING CONTRACTORS - 0.25%
301	e*	Avatar Holdings, Inc	18
9,654	e	Beazer Homes USA, Inc	377
6,924	e	Brookfield Homes Corp	195
38,500		Centex Corp	2,026
127,399		DR Horton, Inc	3,051
15,402	e*	Hovnanian Enterprises, Inc (Class A)	452
42,500		Lennar Corp (Class A)	1,923
3,520	e	Lennar Corp (Class B)	148
3,300	e	Levitt Corp (Class A)	39
292	e	M/I Homes, Inc	10
29,214	e	MDC Holdings, Inc	1,357
228,636		Pulte Homes, Inc	7,284

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
29,562	e	Ryland Group, Inc	$1,277
46,600	e	Standard-Pacific Corp	1,095
42,000	e*	Toll Brothers, Inc	1,180
		TOTAL GENERAL BUILDING CONTRACTORS	20,432

GENERAL MERCHANDISE STORES - 0.75%
19,200	*	BJ's Wholesale Club, Inc	560
1,687	e	Bon-Ton Stores, Inc	50
7,200	e*	Cabela's, Inc	157
297,716		Costco Wholesale Corp	14,791
93,865	e	Dollar General Corp	1,279
84,497	e	Family Dollar Stores, Inc	2,471
141,195		JC Penney Co, Inc	9,656
12,800	*	Retail Ventures, Inc	197
2,600	e	Stein Mart, Inc	40
455,025		Target Corp	25,140
270,921		TJX Cos, Inc	7,594
		TOTAL GENERAL MERCHANDISE STORES	61,935

HEALTH SERVICES - 0.85%
4,293	e*	Bio-Reference Labs, Inc	96
126,797	*	Community Health Systems, Inc	4,736
39,300	*	DaVita, Inc	2,274
75,118	*	Edwards Lifesciences Corp	3,500
44,688	*	Express Scripts, Inc	3,374
401,998		Health Management Associates, Inc (Class A)	8,402
52,600	*	Laboratory Corp of America Holdings	3,449
15,820	*	LifePoint Hospitals, Inc	559
109,806	*	Lincare Holdings, Inc	3,804
1,200	e*	Matria Healthcare, Inc	33
1,111	e*	Medcath Corp	33
47,505	e*	Nektar Therapeutics	685
45,705	e	Omnicare, Inc	1,969
8,388	e	Option Care, Inc	112
11,000		Pharmaceutical Product Development, Inc	393
2,400	*	RehabCare Group, Inc	31
164,956	e*	Triad Hospitals, Inc	7,263
111,395		Universal Health Services, Inc (Class B)	6,676
2,200	e*	VistaCare, Inc (Class A)	23
294,508	*	WellPoint, Inc	22,692
		TOTAL HEALTH SERVICES	70,104

HOLDING AND OTHER INVESTMENT OFFICES - 1.93%
4,876		Acadia Realty Trust	124
251,068	e	Allied Capital Corp	7,585
7,100	e	AMB Property Corp	391
37,900	e	American Financial Realty Trust	423
47,700	e	Annaly Mortgage Management, Inc	627
54,800		Anworth Mortgage Asset Corp	458
2,900		Arbor Realty Trust, Inc	74
178,815	e	Archstone-Smith Trust	9,735
5,998	e	Ashford Hospitality Trust, Inc	72
36,567		AvalonBay Communities, Inc	4,403
68,455	e	Boston Properties, Inc	7,074
600		Brandywine Realty Trust	20

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
6,300	e	Capital Lease Funding, Inc	$70
1,200	e	Capital Trust, Inc	49
12,714	e	Cedar Shopping Centers, Inc	206
2,460	e	Cherokee, Inc	90
4,675		Colonial Properties Trust	224
80,458		Crescent Real Estate Equities Co	1,755
1,200		Developers Diversified Realty Corp	67
82,350		Duke Realty Corp	3,076
10,051	e	Equity Inns, Inc	160
548,414	e	Equity Office Properties Trust	21,805
286,388	e	Equity Residential	14,486
18,247		FelCor Lodging Trust, Inc	366
40,244	e	First Industrial Realty Trust, Inc	1,771
88,351		General Growth Properties, Inc	4,210
2,700	e	Gladstone Capital Corp	59
12,011		Glenborough Realty Trust, Inc	309
35,711	e	Harris & Harris Group, Inc	439
32,500		Health Care Property Investors, Inc	1,009
58,636		Health Care REIT, Inc	2,346
40,080		Healthcare Realty Trust, Inc	1,539
5,594	e	Highland Hospitality Corp	80
15,546		Highwoods Properties, Inc	578
15,500	e	HomeBanc Corp	95
71,785		Hospitality Properties Trust	3,388
147,300	e	Host Marriott Corp	3,378
23,518	e	HRPT Properties Trust	281
2,200	e	Investors Real Estate Trust	21
73,200		iStar Financial, Inc	3,052
121,000		Kimco Realty Corp	5,187
50,527	e	Lexington Corporate Properties Trust	1,070
9,265		LTC Properties, Inc	225
77,700	e	Luminent Mortgage Capital, Inc	800
1,000		Macerich Co	76
43,045		Mack-Cali Realty Corp	2,230
47,300		MFA Mortgage Investments, Inc	352
2,680		Mid-America Apartment Communities, Inc	164
11,900	e	MortgageIT Holdings, Inc	168
5,061		National Health Investors, Inc	143
78,727		Nationwide Health Properties, Inc	2,105
38,004		New Plan Excel Realty Trust	1,028
70,587		NTL, Inc	1,795
11,150	e	Omega Healthcare Investors, Inc	167
6,998		Pan Pacific Retail Properties, Inc	486
40,179	e	Pennsylvania Real Estate Investment Trust	1,710
5,500	e	Post Properties, Inc	261
14,679	e	Potlatch Corp	545
102,124	e	Prologis	5,827
95,119		Public Storage, Inc	8,179
2,700		RAIT Investment Trust	78
44,126		Realty Income Corp	1,090
700		Regency Centers Corp	48
5,366	e	Senior Housing Properties Trust	114
150,395		Simon Property Group, Inc	13,629
7,800		Sun Communities, Inc	249
21,806	e	Trustreet Properties, Inc	273

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
1,900	e	United Dominion Realty Trust, Inc	$57
4,600		Universal Health Realty Income Trust	165
6,860	e	Urstadt Biddle Properties, Inc (Class A)	125
98,503		Vornado Realty Trust	10,737
120,825		Weingarten Realty Investors	5,198
15,216	e	Winston Hotels, Inc	187
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	160,363

HOTELS AND OTHER LODGING PLACES - 0.11%
7,561	e*	Bluegreen Corp	87
109,560		Choice Hotels International, Inc	4,481
65,089	*	Gaylord Entertainment Co	2,854
50,463	e*	Great Wolf Resorts, Inc	603
6,400	*	Lodgian, Inc	85
43,668	e	Marcus Corp	1,003
		TOTAL HOTELS AND OTHER LODGING PLACES	9,113

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.63%
574,944		3M Co	42,787
79,500	e*	AGCO Corp	2,015
2,600	e	Albany International Corp (Class A)	83
86,200		American Standard Cos, Inc	3,618
318,894	e*	Apple Computer, Inc	24,565
727,736		Applied Materials, Inc	12,903
10,769	*	Astec Industries, Inc	272
68,987	*	Asyst Technologies, Inc	466
81,730	*	Axcelis Technologies, Inc	577
30,625		Black & Decker Corp	2,430
4,000		Briggs & Stratton Corp	110
15,494	*	Brooks Automation, Inc	202
6,579	e	CDW Corp	406
37,800		Cummins, Inc	4,507
192,830		Deere & Co	16,180
1,022,039	e*	Dell, Inc	23,343
1,000		Donaldson Co, Inc	37
17,350	*	Dril-Quip, Inc	1,174
967,240	e*	EMC Corp	11,588
9,460	*	Emulex Corp	172
76,599	*	ENGlobal Corp	474
5,149	e*	Entegris, Inc	56
9,383	e*	Flanders Corp	80
7,700	*	Flowserve Corp	390
14,156	*	FMC Technologies, Inc	760
12,704	e*	Gehl Co	340
118,575		Graco, Inc	4,632
157,563	*	Grant Prideco, Inc	5,992
1,298,523		Hewlett-Packard Co	47,643
2,986	*	Intermec, Inc	79
787,557		International Business Machines Corp	64,533
27,864	*	Intevac, Inc	468
2,300	e*	Kulicke & Soffa Industries, Inc	20
56,682	*	Lam Research Corp	2,569
39,462	*	Lexmark International, Inc	2,275
4,800	e	Lindsay Manufacturing Co	138
6,754		Lufkin Industries, Inc	358

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
37,844		Manitowoc Co, Inc	$1,695
42,800		Modine Manufacturing Co	1,041
9,838		NN, Inc	116
28,000	e	Nordson Corp	1,116
7,286	*	Oil States International, Inc	200
11,400		Pall Corp	351
5,200	*	Paxar Corp	104
11,536	e*	Rackable Systems, Inc	316
1,900	e	Robbins & Myers, Inc	59
45,177	e*	Semitool, Inc	467
43,161	e*	Sigma Designs, Inc	645
150,786		Smith International, Inc	5,851
503,386	e*	Solectron Corp	1,641
22,138		SPX Corp	1,183
86,524		Stanley Works	4,313
23,174		Tennant Co	564
8,326	e*	TurboChef Technologies, Inc	116
10,500	e*	Ultratech, Inc	140
164,671	e*	VA Software Corp	662
39,294	*	Varian Medical Systems, Inc	2,098
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	300,920

INSTRUMENTS AND RELATED PRODUCTS - 3.33%
6,600	e*	ADE Corp	211
22,218	e*	Advanced Medical Optics, Inc	879
17,804	*	Affymetrix, Inc	384
3,704		Analogic Corp	190
5,200	e	Arrow International, Inc	165
44,094		Bard (C.R.), Inc	3,307
30,955	e	Bausch & Lomb, Inc	1,552
438,937		Baxter International, Inc	19,954
94,654		Beckman Coulter, Inc	5,448
214,472		Becton Dickinson & Co	15,157
158,905		Biomet, Inc	5,115
591,388	*	Boston Scientific Corp	8,747
3,700	*	Bruker BioSciences Corp	26
3,100	*	Candela Corp	34
5,797	e*	Cepheid, Inc	42
1,900	e	CNS, Inc	54
5,170	*	Coherent, Inc	179
500		Cooper Cos, Inc	27
220,973	e*	Credence Systems Corp	630
1,600		Datascope Corp	54
170,072	e	Dentsply International, Inc	5,121
3,500	e*	DJ Orthopedics, Inc	145
4,900	*	Encore Medical Corp	31
1,100	*	Excel Technology, Inc	32
49,497	*	Fisher Scientific International, Inc	3,873
6,800	*	Hologic, Inc	296
1,700	e*	ICU Medical, Inc	77
14,163	e*	Illumina, Inc	468
56,208	e*	Input/Output, Inc	558
8,990	*	Intuitive Surgical, Inc	948
8,900	e	Invacare Corp	209
1,300	e*	Itron, Inc	72

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
1,731,495		Johnson & Johnson	$112,443
61,425		Kla-Tencor Corp	2,732
27,528	e*	L-1 Identity Solutions, Inc	359
117,947	*	LTX Corp	591
796,428		Medtronic, Inc	36,986
1,166	e*	Merit Medical Systems, Inc	16
6,400	*	Mettler-Toledo International, Inc	423
11,632	*	Millipore Corp	713
5,300	e*	MKS Instruments, Inc	108
1,900	*	Molecular Devices Corp	35
5,900		Movado Group, Inc	150
3,688	*	Palomar Medical Technologies, Inc	156
2,200	e*	Photon Dynamics, Inc	29
207,301		Pitney Bowes, Inc	9,198
6,200	*	Respironics, Inc	239
4,323	e*	Rudolph Technologies, Inc	79
173,852	*	St. Jude Medical, Inc	6,135
94,297		STERIS Corp	2,269
191,130	e	Stryker Corp	9,478
11,200	*	Techne Corp	570
32,506		Tektronix, Inc	940
88,074	*	Thermo Electron Corp	3,464
1,600	e*	Thoratec Corp	25
26,444	e*	TriPath Imaging, Inc	239
1,600		Vital Signs, Inc	91
45,643	e*	Waters Corp	2,067
303,173	*	Xerox Corp	4,717
2,400	e	X-Rite, Inc	26
110,420	*	Zimmer Holdings, Inc	7,453
5,070	*	Zoll Medical Corp	182
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	275,898

INSURANCE AGENTS, BROKERS AND SERVICE - 0.25%
37,200		Brown & Brown, Inc	1,137
19,600		Clark, Inc	221
4,400		Crawford & Co (Class B)	30
223,845	e	Hartford Financial Services Group, Inc	19,418
4,200	e*	USI Holdings Corp	57
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	20,863

INSURANCE CARRIERS - 2.56%
301,800		Aetna, Inc	11,936
2,700		Affirmative Insurance Holdings, Inc	40
439,870		Aflac, Inc	20,128
902	e*	Alleghany Corp	261
91,600		Ambac Financial Group, Inc	7,580
16,400		American Financial Group, Inc	770
3,950	*	American Physicians Capital, Inc	191
7,900	*	AMERIGROUP Corp	233
380,314	e	Chubb Corp	19,761
214,735	e	Cincinnati Financial Corp	10,320
55,518	e	Commerce Group, Inc	1,668
1,400		Donegal Group, Inc	28
37,568		Erie Indemnity Co (Class A)	1,967
1,251	*	Fpic Insurance Group, Inc	50

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
1,200		Harleysville Group, Inc	$42
13,900		HCC Insurance Holdings, Inc	457
2,616	*	HealthExtras, Inc	74
4,400		Horace Mann Educators Corp	85
3,506		Infinity Property & Casualty Corp	144
268,127		Lincoln National Corp	16,645
6,640	e*	Markel Corp	2,727
113,799	e	MBIA, Inc	6,992
63,638	e	Mercury General Corp	3,157
69,700		MGIC Investment Corp	4,180
1,500	e*	Molina Healthcare, Inc	53
45,479		Nationwide Financial Services, Inc (Class A)	2,188
23,340	e	Odyssey Re Holdings Corp	788
5,300		Ohio Casualty Corp	137
22,800	e	Phoenix Cos, Inc	319
13,997	e*	PMA Capital Corp (Class A)	124
40,300	e	PMI Group, Inc	1,766
1,400		Presidential Life Corp	31
204,025		Principal Financial Group	11,075
583,880		Progressive Corp	14,328
405,806		Prudential Financial, Inc	30,943
26,100		Radian Group, Inc	1,566
167,985	e	Safeco Corp	9,899
534,477		St. Paul Travelers Cos, Inc	25,062
30,639		Unitrin, Inc	1,353
69,651		W.R. Berkley Corp	2,465
15,862	*	WellCare Health Plans, Inc	898
100		Wesco Financial Corp	44
		TOTAL INSURANCE CARRIERS	212,475

LEATHER AND LEATHER PRODUCTS - 0.09%
199,600	*	Coach, Inc	6,866
400	e*	Timberland Co (Class A)	11
14,200	e	Weyco Group, Inc	318
		TOTAL LEATHER AND LEATHER PRODUCTS	7,195

LEGAL SERVICES - 0.00% **
3,600	e*	FTI Consulting, Inc	90
		TOTAL LEGAL SERVICES	90

LUMBER AND WOOD PRODUCTS - 0.00% **
28,547	*	Champion Enterprises, Inc	197
4,415	e	Skyline Corp	169
		TOTAL LUMBER AND WOOD PRODUCTS	366

METAL MINING - 0.06%
183,261	e	Royal Gold, Inc	4,972
		TOTAL METAL MINING	4,972

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.14%
19,178	e	Callaway Golf Co	252
39,060	*	K2, Inc	458
9,675	e	Marine Products Corp	94
463,424		Mattel, Inc	9,130
28,761	*	RC2 Corp	964

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
59,200	e*	Russ Berrie & Co, Inc	$902
2,500	*	Steinway Musical Instruments, Inc	70
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	11,870

MISCELLANEOUS RETAIL - 0.72%
152,855	*	Amazon.com, Inc	4,910
4,500		Barnes & Noble, Inc	171
403,342		CVS Corp	12,955
15,723	*	Dollar Tree Stores, Inc	487
62,013	e*	GSI Commerce, Inc	920
13,700		Michaels Stores, Inc	597
77,755	*	Office Depot, Inc	3,087
16,503	e*	Overstock.com, Inc	289
308,113		Staples, Inc	7,496
30,376	e	Tiffany & Co	1,009
521,071		Walgreen Co	23,130
123,464	e	World Fuel Services Corp	4,994
		TOTAL MISCELLANEOUS RETAIL	60,045

MOTION PICTURES - 1.19%
3,931	e*	Avid Technology, Inc	143
197,077	*	Discovery Holding Co (Class A)	2,850
95,497	e*	DreamWorks Animation SKG, Inc (Class A)	2,379
26,141	e	Regal Entertainment Group (Class A)	518
16,388	*	Time Warner Telecom, Inc (Class A)	312
2,780,199	e	Time Warner, Inc	50,683
1,365,173		Walt Disney Co	42,197
		TOTAL MOTION PICTURES	99,082

NONDEPOSITORY INSTITUTIONS - 1.90%
9,919	e*	Accredited Home Lenders Holding Co	357
42,023		Advanta Corp (Class A)	1,428
166,075	e	American Capital Strategies Ltd	6,555
782,671		American Express Co	43,892
40,300	*	AmeriCredit Corp	1,007
24,191		Ares Capital Corp	421
160,854		Capital One Financial Corp	12,653
78,600		CapitalSource, Inc	2,030
20,400	e	CharterMac	407
166,983		CIT Group, Inc	8,120
9,173	*	CompuCredit Corp	277
318,103		Countrywide Financial Corp	11,146
203,300	e	Doral Financial Corp	1,340
18,375	e	Federal Agricultural Mortgage Corp (Class C)	486
26,300	e	First Marblehead Corp	1,822
671,667	e	Freddie Mac	44,552
117,147	e	MCG Capital Corp	1,913
10,600	e*	Nelnet, Inc	326
351,951		SLM Corp	18,294
12,483	*	World Acceptance Corp	549
		TOTAL NONDEPOSITORY INSTITUTIONS	157,575

NONMETALLIC MINERALS, EXCEPT FUELS - 0.14%
99,868	e	AMCOL International Corp	2,488
12,900	e	Compass Minerals International, Inc	365

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
15,000		Florida Rock Industries, Inc	$580
100,663		Vulcan Materials Co	7,877
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	11,310

OIL AND GAS EXTRACTION - 2.11%
682,338	e	Anadarko Petroleum Corp	29,907
30,714	*	Atlas America, Inc	1,311
7,984	*	ATP Oil & Gas Corp	295
8,170	*	Atwood Oceanics, Inc	367
34,230	e	Baker Hughes, Inc	2,334
40,138		Berry Petroleum Co (Class A)	1,130
21,450		Cabot Oil & Gas Corp (Class A)	1,028
43,584	*	Callon Petroleum Co	591
27,122	*	Cameron International Corp	1,310
54,968	e*	Cheniere Energy, Inc	1,633
219,197	e	Chesapeake Energy Corp	6,352
88,652	e	Cimarex Energy Co	3,120
15,757	e*	Delta Petroleum Corp	355
175,338	*	Denbury Resources, Inc	5,067
496,884		Devon Energy Corp	31,378
20,711	*	Edge Petroleum Corp	341
30,001	*	Encore Acquisition Co	730
68,159	e*	Energy Partners Ltd	1,680
186,136		ENSCO International, Inc	8,158
341,716		Equitable Resources, Inc	11,953
55,136	e*	Forest Oil Corp	1,742
128,663	e*	Gasco Energy, Inc	347
16,582	e*	Global Industries Ltd	258
17,300	e*	Goodrich Petroleum Corp	521
45,337	e*	Grey Wolf, Inc	303
33,475	*	Helix Energy Solutions Group, Inc	1,118
207,670		Helmerich & Payne, Inc	4,783
21,290	*	Houston Exploration Co	1,174
173,084	*	Meridian Resource Corp	530
96,165	e*	National Oilwell Varco, Inc	5,630
17,662	*	Oceaneering International, Inc	544
138,488	e*	PetroHawk Energy Corp	1,438
16,580	e*	Petroleum Development Corp	661
16,300	e*	Petroquest Energy, Inc	170
128,017	e	Pioneer Natural Resources Co	5,008
61,817	*	Plains Exploration & Production Co	2,653
80,100		Pogo Producing Co	3,280
122,390	*	Pride International, Inc	3,356
64,013	e*	Quicksilver Resources, Inc	2,042
102,753	e	Range Resources Corp	2,594
77,900		Rowan Cos, Inc	2,464
9,480	e	RPC, Inc	174
33,046	*	Southwestern Energy Co	987
20,700		St. Mary Land & Exploration Co	760
16,278	*	Stone Energy Corp	659
45,433	e*	Swift Energy Co	1,900
3,887	e*	Syntroleum Corp	19
105,526	e	Tidewater, Inc	4,663
27,071	e*	Toreador Resources Corp	499
17,825	e*	Unit Corp	819

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
19,400	e	W&T Offshore, Inc	$567
8,105	e*	W-H Energy Services, Inc	336
14,605	*	Whiting Petroleum Corp	586
313,786		XTO Energy, Inc	13,220
		TOTAL OIL AND GAS EXTRACTION	174,845

PAPER AND ALLIED PRODUCTS - 0.57%
60,200		Bemis Co	1,978
40,000		Bowater, Inc	823
25,800	e*	Buckeye Technologies, Inc	219
5,200	*	Cenveo, Inc	98
34,100		Chesapeake Corp	488
30,700	e	Glatfelter	416
23,515		International Paper Co	814
402,225		Kimberly-Clark Corp	26,289
233,349		MeadWestvaco Corp	6,186
122,797		Packaging Corp of America	2,849
5,700		Rock-Tenn Co (Class A)	113
129,950		Sonoco Products Co	4,372
60,796		Temple-Inland, Inc	2,438
10,800	e	Wausau Paper Corp	146
		TOTAL PAPER AND ALLIED PRODUCTS	47,229

PERSONAL SERVICES - 0.04%
71,999		Regis Corp	2,581
15,056	e	Unifirst Corp	471
		TOTAL PERSONAL SERVICES	3,052

PETROLEUM AND COAL PRODUCTS - 1.19%
414,426		Apache Corp	26,192
269,430		EOG Resources, Inc	17,526
199,616	e	Frontier Oil Corp	5,306
68,902	e*	Headwaters, Inc	1,609
54,499		Hess Corp	2,257
30,421		Murphy Oil Corp	1,447
119,240	*	Newfield Exploration Co	4,595
289,790		Noble Energy, Inc	13,212
150,944	e	Sunoco, Inc	9,387
330,996		Valero Energy Corp	17,036
		TOTAL PETROLEUM AND COAL PRODUCTS	98,567

PRIMARY METAL INDUSTRIES - 0.87%
61,885	*	Aleris International, Inc	3,128
25,669	*	Brush Engineered Materials, Inc	638
135,325	e*	Century Aluminum Co	4,554
36,326		Chaparral Steel Co	1,237
6,900	*	CommScope, Inc	227
671,481	*	Corning, Inc	16,391
48,876		Gibraltar Industries, Inc	1,084
17,000		Hubbell, Inc (Class B)	814
42,084	*	Lone Star Technologies, Inc	2,036
32,200	*	Maverick Tube Corp	2,087
59,078	e	Mueller Industries, Inc	2,078
70,846	*	NS Group, Inc	4,573
324,436	e	Nucor Corp	16,056

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
26,377	e	Olympic Steel, Inc	$656
45,667	e	Quanex Corp	1,386
58,618	e	Steel Dynamics, Inc	2,957
88,373	e	Steel Technologies, Inc	1,735
27,944	e	Tredegar Corp	468
83,733	e	United States Steel Corp	4,830
58,789	e*	Wheeling-Pittsburgh Corp	1,006
270,750	e	Worthington Industries, Inc	4,619
		TOTAL PRIMARY METAL INDUSTRIES	72,560

PRINTING AND PUBLISHING - 0.64%
1,300	e*	ACCO Brands Corp	29
20,540		Banta Corp	978
10,100	e	Bowne & Co, Inc	144
800		CSS Industries, Inc	24
41,000	e	Dow Jones & Co, Inc	1,375
29,750	*	Dun & Bradstreet Corp	2,231
4,200		Ennis, Inc	91
109,352		EW Scripps Co	5,241
57,979		Harte-Hanks, Inc	1,528
21,999	e	John Wiley & Sons, Inc (Class A)	792
37,500	e	Lee Enterprises, Inc	946
3,600		McClatchy Co (Class A)	152
284,484		McGraw-Hill Cos, Inc	16,509
65,159		Meredith Corp	3,214
266,888	e	New York Times Co (Class A)	6,133
10,500	e*	Presstek, Inc	57
21,328		R.H. Donnelley Corp	1,128
23,349	e	Standard Register Co	308
224,286	e	Tribune Co	7,339
7,056		Washington Post Co (Class B)	5,200
		TOTAL PRINTING AND PUBLISHING	53,419

RAILROAD TRANSPORTATION - 0.33%
171,330		CSX Corp	5,625
19,164	*	Kansas City Southern Industries, Inc	523
489,510		Norfolk Southern Corp	21,563
		TOTAL RAILROAD TRANSPORTATION	27,711

REAL ESTATE - 0.01%
33,417	*	CB Richard Ellis Group, Inc	822
16,099		Stewart Enterprises, Inc (Class A)	94
		TOTAL REAL ESTATE	916

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.05%
70,651	e	Cooper Tire & Rubber Co	711
5,481	e*	Deckers Outdoor Corp	259
31,900		Sealed Air Corp	1,726
11,100		Spartech Corp	297
1,800	e*	Trex Co, Inc	44
53,584		Tupperware Corp	1,043
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	4,080

SECURITY AND COMMODITY BROKERS - 1.91%
29,610		A.G. Edwards, Inc	1,578

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
31,721		Ameriprise Financial, Inc	$1,488
4,757	*	Cbot Holdings, Inc	575
570,443		Charles Schwab Corp	10,211
14,136		Chicago Mercantile Exchange Holdings, Inc	6,761
169,245	*	E*Trade Financial Corp	4,048
3,200		Eaton Vance Corp	92
27,941		Federated Investors, Inc (Class B)	945
173,317		Franklin Resources, Inc	18,328
3,630	e	GAMCO Investors, Inc	138
244,176	e	Goldman Sachs Group, Inc	41,307
7,600	*	IntercontinentalExchange, Inc	571
31,028	e	International Securities Exchange, Inc	1,455
72,720		Janus Capital Group, Inc	1,434
49,052		Legg Mason, Inc	4,947
628,629		Merrill Lynch & Co, Inc	49,171
39,546	*	Nasdaq Stock Market, Inc	1,196
62,000	e*	NYSE Group, Inc	4,635
36,392		SEI Investments Co	2,045
1,900		SWS Group, Inc	47
158,652		T Rowe Price Group, Inc	7,591
		TOTAL SECURITY AND COMMODITY BROKERS	158,563

SPECIAL TRADE CONTRACTORS - 0.01%
400	e	Alico, Inc	23
4,050		Comfort Systems USA, Inc	46
7,834	*	Layne Christensen Co	224
43,982	*	Quanta Services, Inc	742
		TOTAL SPECIAL TRADE CONTRACTORS	1,035

STONE, CLAY, AND GLASS PRODUCTS - 0.05%
2,065	e	Apogee Enterprises, Inc	31
1,122	e*	Cabot Microelectronics Corp	32
12,525	e	CARBO Ceramics, Inc	451
63,048		Eagle Materials, Inc	2,124
83,512		Gentex Corp	1,187
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	3,825

TEXTILE MILL PRODUCTS - 0.00% **
3,200		Oxford Industries, Inc	137
		TOTAL TEXTILE MILL PRODUCTS	137

TRANSPORTATION BY AIR - 0.42%
55,220	e*	Airtran Holdings, Inc	548
18,300	*	Alaska Air Group, Inc	696
92,958	e*	Continental Airlines, Inc (Class B)	2,632
48,300	e*	ExpressJet Holdings, Inc	319
164,124		FedEx Corp	17,837
124,879	e*	Frontier Airlines Holdings, Inc	1,030
71,083	e*	JetBlue Airways Corp	659
60,245	e*	Mesa Air Group, Inc	467
6,600	e	Skywest, Inc	162
627,375		Southwest Airlines Co	10,452
		TOTAL TRANSPORTATION BY AIR	34,802

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
TRANSPORTATION EQUIPMENT - 0.52%
10,800	e	A.O. Smith Corp	$426
4,700	e*	Accuride Corp	52
8,885	e*	Aftermarket Technology Corp	158
51,000	e	American Axle & Manufacturing Holdings, Inc	851
70,430		ArvinMeritor, Inc	1,003
117,096	e	Autoliv, Inc	6,453
53,585		Brunswick Corp	1,671
21,900	e	Federal Signal Corp	334
224,750		Genuine Parts Co	9,693
205,687		Harley-Davidson, Inc	12,907
36,928		Harsco Corp	2,867
73,547		JLG Industries, Inc	1,457
20,829	e	Noble International Ltd	261
64,900	e	Superior Industries International, Inc	1,090
25,384	e*	Tenneco, Inc	594
400		Thor Industries, Inc	16
44,061	*	TRW Automotive Holdings Corp	1,060
217,570		Visteon Corp	1,773
1,200	e	Westinghouse Air Brake Technologies Corp	33
		TOTAL TRANSPORTATION EQUIPMENT	42,699

TRANSPORTATION SERVICES - 0.03%
13,840		Expeditors International Washington, Inc	617
3,796	*	HUB Group, Inc	86
43,746	*	RailAmerica, Inc	478
65,665		Sabre Holdings Corp	1,536
		TOTAL TRANSPORTATION SERVICES	2,717

TRUCKING AND WAREHOUSING - 0.35%
1,600	e*	Saia, Inc	52
404,035		United Parcel Service, Inc (Class B)	29,066
		TOTAL TRUCKING AND WAREHOUSING	29,118

WATER TRANSPORTATION - 0.03%
29,196	e	Alexander & Baldwin, Inc	1,296
18,000	*	Gulfmark Offshore, Inc	573
22,369	e*	Hornbeck Offshore Services, Inc	749
		TOTAL WATER TRANSPORTATION	2,618

WHOLESALE TRADE-DURABLE GOODS - 0.38%
158,300		Adesa, Inc	3,658
3,400	e	Agilysys, Inc	48
137,894		Barnes Group, Inc	2,421
19,700		BorgWarner, Inc	1,126
12,024	e	Building Material Holding Corp	313
39,080		Castle (A.M.) & Co	1,049
10,000	*	Cytyc Corp	245
140,200		IKON Office Solutions, Inc	1,884
2,400	*	Keystone Automotive Industries, Inc	91
35,293	e*	Merge Technologies, Inc	243
46,458		Owens & Minor, Inc	1,528
131,627	e*	Patterson Cos, Inc	4,424
2,500	*	PSS World Medical, Inc	50
96,272		Reliance Steel & Aluminum Co	3,094
198,467	e	Ryerson Tull, Inc	4,345

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)
3,500	e*	Tech Data Corp			$128
25,700	e*	Tyler Technologies, Inc			332
92,400	e	W.W. Grainger, Inc			6,193
10,750	*	WESCO International, Inc			624
		TOTAL WHOLESALE TRADE-DURABLE GOODS			31,796

WHOLESALE TRADE-NONDURABLE GOODS - 0.59%
29,572	e*	Allscripts Healthcare Solutions, Inc			664
800	*	Dean Foods Co			34
87,798	*	Endo Pharmaceuticals Holdings, Inc			2,858
30,235	*	Henry Schein, Inc			1,516
4,800		Kenneth Cole Productions, Inc (Class A)			117
6,600		Men's Wearhouse, Inc			246
4,100		Myers Industries, Inc			70
10,656	e	Nash Finch Co			251
155,800		Nike, Inc (Class B)			13,651
269,010		Safeway, Inc			8,164
700	e*	Smart & Final, Inc			12
10,419		Spartan Stores, Inc			176
17,900		Stride Rite Corp			250
626,143	e	Sysco Corp			20,944
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			48,953

		TOTAL COMMON STOCKS			4,933,669
		(Cost $3,460,837)
PRINCIPAL

SHORT-TERM INVESTMENTS - 7.66%

COMMERCIAL PAPER - 1.92%
$ 20,000,000	c	BellSouth Corp	5.210%	12/01/06	19,825
20,000,000	c,d	Coca-Cola Enterprises, Inc	5.210	10/10/06	19,976
20,000,000	c,d	Fairway Finance Co, LLC	5.255	10/10/06	19,976
10,000,000	c,d	Harley-Davidson Funding Corp	5.200	10/12/06	9,985
20,000,000	c,d	Harrier Finance Funding LLC	5.270	10/10/06	19,976
20,000,000	d	Merrill Lynch & Co, Inc	5.230	10/06/06	19,988
20,000,000	c,d	Pitney Bowes, Inc	5.200	10/11/06	19,974
10,000,000	c,d	Stanley Works	5.210	10/11/06	9,987
20,000,000	d	United Parcel Service, Inc	5.180	10/02/06	20,000
		TOTAL COMMERCIAL PAPER			159,687

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 1.17%
19,000,000	d	Federal Home Loan Bank (FHLB)	5.155	10/04/06	18,995
25,773,000	d	FHLB	5.115	10/11/06	25,740
25,000,000	d	FHLB	5.142	10/13/06	24,961
24,600,000	d	Federal Home Loan Mortgage Corp (FHLMC)	5.150	10/03/06	24,597
2,700,000		Federal National Mortgage Association (FNMA)	5.095	10/11/06	2,697
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			96,990

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.57%
167,396,450	v	Navigator Fund			167,397

		REPURCHASED AGREEMENTS
24,593,000		Bear Stearns & Co, Inc, 5.350% Dated 9/30/2006,			24,596
		Due 10/02/2006 In the Amount of $24,596,655

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				VALUE
PRINCIPAL				(000)
		Fully Collateralized as follows:
		Federal Home Loan Mortgage Corp (FHLMC) 5.320% - 6.535%, 04/01/2032 - 08/01/2036	$4,264,636
		Federal National Mortgage Association (FNMA) 4.904% - 7.169%, 09/01/2017 - 10/01/2036	20,725,475
		Total Market Value	24,990,111

$ 25,000,000		Goldman Sachs & Co. 5.330% Dated 9/30/2006,		$25,004
		Due 10/02/2006 In The Amount Of $25,003,701
		Fully Collateralized as follows:
		Abacus Ltd 5.770%, 03/28/2046	6,327,511
		Broadwick Funding Ltd 5.530%, 07/13/2041	8,744,225
		Iowa Student Loan Liquidity Corp 5.420%, 06/25/2014	8,606,157
		Wells Fargo Mortgage Backed Securities Trust 5.560%, 03/25/2036	2,549,629
		Total Market Value	26,227,522

75,000,000		Merrill Lynch & Co. Inc, 5.360% Dated 9/30/2006,		75,011
		Due 10/02/2006 In The Amount Of $75,011,167
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 0.000% - 5.500%, 01/13/2033 - 07/15/2036	30,382,989
		U.S. Treasury Note 4.130%, 08/15/2008	45,756,563
		Total Market Value	76,139,552

86,707,000		Morgan Stanley & Co, Inc 5.350% Dated 9/30/2006,		86,720
		Due 10/02/2006 In The Amount Of $86,719,886
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 2.450% - 6.300%, 03/05/2007 - 09/02/2025	87,549,868
		Total Market Value	87,549,868

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED		378,728

		TOTAL SHORT-TERM INVESTMENTS		635,405
		(Cost $635,370)

		TOTAL PORTFOLIO - 107.10%		8,884,933
		(Cost $7,420,341)
		OTHER ASSETS & LIABILITIES, NET - (7.10%)		(588,741)

		NET ASSETS - 100.00%		$8,296,192

	The following abbreviations are used in portfolio descriptions:
	LLC	Limited Liability Company
	Lp	Limited Partnership
	N/R	Not rated by Moody's

	*	Non-income producing
	**	Percentage represents less than 0.01%
	c	Commercial Paper issued under the Private Placement exemption
		under Section 4(2) of the Securities Act of 1933.
	d	All or a portion of these securities have been segregated by the custodian to cover securities
		purchased on a delayed delivery basis.
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

and may be resold in transactions exempt from registration
to qualified institutional buyers.
At September 30, 2006, the value of these securities amounted to $105,902,188 or 1.28% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate as of September 30, 2006.
j	Zero coupon
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
v	Security valued at fair value.
+	As provided by Moody's Investors Service (Unaudited)

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2006

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

SHORT-TERM INVESTMENTS - 99.73%

CERTIFICATES OF DEPOSIT - 10.60%
$ 50,000,000		Abbey National plc	5.290%	11/06/06	$50,001
39,500,000		Abbey National plc	5.320	12/06/06	39,499
50,000,000		Abbey National plc	5.320	12/13/06	50,000
20,000,000		American Express Bank FSB	5.565	01/08/07	20,010
25,000,000		American Express Bank FSB	5.550	01/16/07	25,012
29,500,000		American Express Centurion Bank	5.270	10/06/06	29,500
25,000,000		American Express Centurion Bank	5.270	10/20/06	25,000
25,000,000		American Express Centurion Bank	5.460	10/20/06	25,002
50,000,000		Bank Of Montreal	5.270	11/28/06	49,998
40,000,000		Barclays Bank, plc	5.345	11/16/06	40,000
50,000,000		Calyon	5.275	10/02/06	50,000
50,000,000		Deutsche Bank	5.440	10/11/06	50,001
49,000,000		Deutsche Bank	5.410	10/16/06	49,001
50,000,000		Deutsche Bank	5.280	12/21/06	49,996
46,000,000		Dexia Bank	5.425	10/27/06	46,002
29,000,000		Dexia Bank	5.295	10/31/06	29,000
50,000,000		Dexia Bank	5.290	11/14/06	50,001
47,000,000		First Tennessee Bank NA	5.340	11/21/06	47,001
31,925,000		Harris Trust and Savings Bank	5.280	10/18/06	31,925
25,000,000		Royal Bank of Canada	5.310	10/11/06	25,000
50,000,000		Royal Bank of Canada	5.400	11/01/06	49,999
50,000,000		Wells Fargo & Co	5.270	10/02/06	50,000
87,250,000		Wells Fargo & Co	5.270	11/07/06	87,250
		TOTAL CERTIFICATES OF DEPOSIT			969,198

COMMERCIAL PAPER - 84.63%
8,500,000		Abbey National North America LLC	5.210	11/30/06	8,427
1,500,000		Abbey National North America LLC	5.240	01/08/07	1,479
25,000,000	c	Alcon Capital Corp	5.220	11/01/06	24,884
10,800,000		American Honda Finance Corp	5.250	10/03/06	10,795
53,500,000		American Honda Finance Corp	5.240	10/05/06	53,461
7,000,000		American Honda Finance Corp	5.250	10/10/06	6,990
41,627,000		American Honda Finance Corp	5.230	10/12/06	41,554
10,500,000		American Honda Finance Corp	5.250	10/27/06	10,459
15,000,000		American Honda Finance Corp	5.230	11/06/06	14,920
62,000,000		American Honda Finance Corp	5.230	11/09/06	61,647
25,000,000	c	Atlantis One Funding Corp	5.320	10/04/06	24,985
40,000,000	c	Atlantis One Funding Corp	5.370	10/11/06	39,938
6,570,000	c	Atlantis One Funding Corp	5.400	10/13/06	6,557
20,000,000	c	Atlantis One Funding Corp	5.265	10/26/06	19,926
2,000,000		Bank of America Corp	5.250	11/20/06	1,985
31,910,000		Bank of America Corp	5.245	12/01/06	31,630
8,000,000		Bank Of Montreal	5.220	11/06/06	7,958
30,000,000		Bank of Nova Scotia	5.250	10/13/06	29,943
30,000,000		Bank of Nova Scotia	5.245	10/18/06	29,921
50,000,000		Bank of Nova Scotia	5.250	12/18/06	49,441
25,415,000		Barclays U.S. Funding Corp	5.260	10/26/06	25,321

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 20,000,000		Barclays U.S. Funding Corp	5.265%	10/31/06	$19,911
25,000,000		Barclays U.S. Funding Corp	5.280	11/22/06	24,817
19,000,000		Barclays U.S. Funding Corp	5.260	11/27/06	18,842
3,500,000	c	Beta Finance, Inc	5.280	10/12/06	3,494
6,585,000	c	Beta Finance, Inc	5.270	10/16/06	6,570
63,000,000	c	Beta Finance, Inc	5.390	10/18/06	62,841
30,000,000	c	Beta Finance, Inc	5.270	10/23/06	29,899
20,000,000	c	Beta Finance, Inc	5.390	10/24/06	19,930
24,000,000	c	Beta Finance, Inc	5.270	11/17/06	23,834
23,000,000	c	Beta Finance, Inc	5.255	01/11/07	22,661
42,500,000	c	BMW US Capital Corp	5.220	10/05/06	42,469
14,810,000	c	BMW US Capital Corp	5.220	10/30/06	14,747
119,000,000	c	BMW US Capital Corp	5.220	11/13/06	118,243
15,000,000		Calyon North America, Inc	5.230	11/13/06	14,904
100,000,000		Canadian Imperial Holding, Inc	5.300	10/13/06	99,811
49,000,000		Canadian Imperial Holding, Inc	5.250	10/17/06	48,879
1,740,000		Canadian Imperial Holding, Inc	5.320	11/08/06	1,731
77,600,000	c	Cargill Global Funding plc	5.250	10/05/06	77,543
50,000,000		Caterpillar Financial Services Corp	5.220	10/16/06	49,884
39,000,000	c	CC (USA), Inc	5.370	10/10/06	38,943
2,260,000	c	CC (USA), Inc	5.370	10/18/06	2,254
62,000,000	c	CC (USA), Inc	5.370	10/25/06	61,782
46,000,000	c	CC (USA), Inc	5.265	10/30/06	45,799
21,000,000	c	CC (USA), Inc	5.280	11/22/06	20,844
20,000,000	c	CC (USA), Inc	5.260	11/29/06	19,833
9,500,000	c	CC (USA), Inc	5.260	01/11/07	9,360
27,500,000	c	Ciesco Lp	5.360	10/10/06	27,460
24,500,000	c	Ciesco Lp	5.260	10/18/06	24,438
14,500,000	c	Ciesco Lp	5.370	11/02/06	14,433
52,000,000	c	Ciesco Lp	5.250	11/06/06	51,721
37,685,000	c	Ciesco Lp	5.270	11/17/06	37,424
44,500,000	c	Ciesco Lp	5.260	12/14/06	44,024
26,500,000		Citigroup Funding, Inc	5.250	10/13/06	26,450
25,000,000		Citigroup Funding, Inc	5.250	11/02/06	24,885
50,000,000		Citigroup Funding, Inc	5.250	11/14/06	49,677
23,700,000		Citigroup Funding, Inc	5.310	11/16/06	23,543
24,500,000		Citigroup Funding, Inc	5.260	11/27/06	24,297
52,685,000	c	Corporate Asset Funding Corp, Inc	5.260	10/24/06	52,500
5,162,000	c	Corporate Asset Funding Corp, Inc	5.250	10/31/06	5,139
13,000,000	c	Corporate Asset Funding Corp, Inc	5.260	11/02/06	12,937
15,000,000	c	Corporate Asset Funding Corp, Inc	5.320	11/07/06	14,918
34,200,000	c	Corporate Asset Funding Corp, Inc	5.250	11/08/06	34,005
30,500,000	c	Corporate Asset Funding Corp, Inc	5.260	12/07/06	30,205
21,000,000	c	Danske Corp	5.300	10/10/06	20,970
23,000,000	c	Danske Corp	5.080	10/23/06	22,924
9,500,000	c	Danske Corp	5.340	10/26/06	9,465
15,000,000	c	Danske Corp	5.280	11/06/06	14,921
5,000,000	c	Danske Corp	5.370	11/27/06	4,959
9,000,000	c	Danske Corp	5.270	12/11/06	8,908
5,000,000	c	Danske Corp	5.270	12/21/06	4,942
33,000,000	c	Danske Corp	5.225	12/28/06	32,583
30,000,000	c	Danske Corp	5.255	01/18/07	29,529
3,300,000	c	Dorada Finance, Inc	5.270	10/10/06	3,295
40,000,000		Dorada Finance, Inc	5.370	10/12/06	39,931
10,000,000	c	Dorada Finance, Inc	5.390	10/19/06	9,973
1,860,000	c	Dorada Finance, Inc	5.270	10/20/06	1,855

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 30,000,000	c	Dorada Finance, Inc	5.270%	10/25/06	$29,894
33,000,000	c	Dorada Finance, Inc	5.270	11/22/06	32,756
22,520,000	c	Dorada Finance, Inc	5.270	12/04/06	22,312
30,000,000	c	Dorada Finance, Inc	5.250	01/22/07	29,510
50,000,000		Dresdner US Finance, Inc	5.250	12/06/06	49,525
43,000,000	c	Edison Asset Securitization, LLC	5.300	10/17/06	42,893
38,250,000	c	Edison Asset Securitization, LLC	5.250	10/30/06	38,083
30,000,000	c	Edison Asset Securitization, LLC	5.270	11/07/06	29,835
13,500,000	c	Edison Asset Securitization, LLC	5.270	11/21/06	13,399
46,000,000	c	Edison Asset Securitization, LLC	5.270	11/28/06	45,606
3,633,000	c	Edison Asset Securitization, LLC	5.250	01/05/07	3,582
50,000,000	c	Fairway Finance Co, LLC	5.255	10/05/06	49,963
8,895,000	c	Fairway Finance Co, LLC	5.255	10/06/06	8,887
9,505,000	c	Fairway Finance Co, LLC	5.260	10/12/06	9,488
39,727,000	c	Fairway Finance Co, LLC	5.260	10/16/06	39,634
19,257,000	c	Fairway Finance Co, LLC	5.260	10/19/06	19,205
15,000,000	c	Fairway Finance Co, LLC	5.260	10/20/06	14,956
20,000,000	c	Fairway Finance Co, LLC	5.260	10/26/06	19,924
2,955,000	c	Fairway Finance Co, LLC	5.280	11/20/06	2,933
3,516,000	c	Fairway Finance Co, LLC	5.260	11/21/06	3,489
10,124,000	c	Fairway Finance Co, LLC	5.260	12/04/06	10,030
15,000,000	c	Fairway Finance Co, LLC	5.240	12/05/06	14,859
3,045,000	c	Gannett Co, Inc	5.240	10/03/06	3,044
20,000,000		General Electric Capital Corp	5.280	10/17/06	19,951
45,000,000		General Electric Capital Corp	5.290	10/18/06	44,887
5,765,000		General Electric Capital Corp	4.795	10/23/06	5,746
25,500,000		General Electric Capital Corp	5.350	10/24/06	25,412
13,000,000		General Electric Capital Corp	5.230	11/10/06	12,923
25,000,000		General Electric Capital Corp	5.250	11/29/06	24,793
18,000,000		General Electric Capital Corp	5.250	12/04/06	17,835
10,000,000		General Electric Capital Corp	5.250	12/15/06	9,892
8,000,000		General Electric Capital Corp	5.200	12/26/06	7,901
6,285,000		Goldman Sachs Group, Inc	4.730	10/23/06	6,264
15,580,000		Goldman Sachs Group, Inc	4.810	11/01/06	15,511
10,000,000		Goldman Sachs Group, Inc	4.810	11/02/06	9,954
27,000,000	c	Govco, Inc	5.380	10/10/06	26,961
2,300,000	c	Govco, Inc	5.390	10/12/06	2,296
17,400,000	c	Govco, Inc	5.390	10/19/06	17,353
22,500,000	c	Govco, Inc	5.370	10/25/06	22,421
40,874,000	c	Govco, Inc	5.360	10/27/06	40,714
4,310,000	c	Govco, Inc	5.320	11/02/06	4,290
9,000,000	c	Govco, Inc	5.280	11/13/06	8,943
26,000,000	c	Govco, Inc	5.290	11/15/06	25,833
14,000,000	c	Govco, Inc	5.270	11/20/06	13,897
7,000,000	c	Govco, Inc	5.260	12/07/06	6,932
9,350,000	c	Govco, Inc	5.265	12/18/06	9,245
21,255,000	c	Govco, Inc	5.430	12/26/06	20,991
2,000,000	c	Grampian Funding LLC	5.160	10/02/06	1,999
8,000,000	c	Grampian Funding LLC	5.390	10/17/06	7,981
15,690,000	c	Grampian Funding LLC	5.240	10/25/06	15,635
4,000,000	c	Grampian Funding LLC	5.150	11/17/06	3,972
20,000,000	c	Grampian Funding LLC	5.250	01/02/07	19,725
2,000,000	c	Grampian Funding LLC	5.220	02/20/07	1,959
25,000,000	c	Greenwich Capital Holdings, Inc	5.340	10/19/06	24,933
105,245,000	c	Greenwich Capital Holdings, Inc	5.430	10/23/06	104,895
20,000,000		Greenwich Capital Holdings, Inc	5.240	12/01/06	19,826

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 4,000,000	c	Greyhawk Funding LLC	5.260%	10/06/06	$3,996
25,000,000	c	Greyhawk Funding LLC	5.260	10/12/06	24,956
10,000,000	c	Greyhawk Funding LLC	5.270	10/30/06	9,956
14,000,000	c	Greyhawk Funding LLC	5.260	10/31/06	13,938
50,000,000	c	Greyhawk Funding LLC	5.275	11/20/06	49,631
15,000,000	c	Greyhawk Funding LLC	5.240	01/19/07	14,761
20,000,000	c	Greyhawk Funding LLC	5.250	01/25/07	19,664
28,000,000	c	Greyhawk Funding LLC	5.225	01/26/07	27,525
27,900,000	c	Greyhawk Funding LLC	5.190	03/19/07	27,220
8,935,000	c	Harley-Davidson Funding Corp	5.230	10/13/06	8,918
4,000,000	c	Harley-Davidson Funding Corp	5.200	10/31/06	3,982
20,000,000	c	Harrier Finance Funding LLC	5.320	10/03/06	19,991
75,140,000	c	Harrier Finance Funding LLC	5.265	10/04/06	75,096
15,000,000	c	Harrier Finance Funding LLC	5.275	10/11/06	14,977
34,189,000	c	Harrier Finance Funding LLC	5.270	10/23/06	34,074
27,000,000	c	Harrier Finance Funding LLC	5.260	11/02/06	26,870
28,645,000	c	Harrier Finance Funding LLC	5.275	11/13/06	28,463
3,400,000		HBOS Treasury Services plc	5.270	10/25/06	3,388
2,000,000		HBOS Treasury Services plc	5.270	11/01/06	1,991
20,000,000		HBOS Treasury Services plc	5.265	11/21/06	19,851
4,000,000		HBOS Treasury Services plc	5.270	11/29/06	3,967
2,605,000		HBOS Treasury Services plc	5.240	12/05/06	2,581
970,000		HBOS Treasury Services plc	5.255	12/06/06	961
7,000,000		HBOS Treasury Services plc	5.250	12/07/06	6,933
20,000,000		HBOS Treasury Services plc	5.260	12/12/06	19,794
25,370,000		HBOS Treasury Services plc	5.255	12/15/06	25,097
7,000,000		HBOS Treasury Services plc	5.260	12/19/06	6,921
27,000,000		HSBC Finance Corp	5.250	10/26/06	26,900
25,000,000		HSBC Finance Corp	5.240	11/03/06	24,876
25,000,000		HSBC Finance Corp	5.240	11/16/06	24,870
23,000,000		HSBC Finance Corp	5.240	12/11/06	22,765
18,000,000		ING Finance	5.360	10/10/06	17,974
25,000,000		ING Finance	5.260	10/11/06	24,960
20,000,000		ING Finance	5.350	10/24/06	19,931
50,000,000		ING Finance	5.255	10/30/06	49,784
25,000,000	c	International Business Machines Corp	5.210	10/10/06	24,967
31,794,000	c	Kitty Hawk Funding Corp	5.270	10/16/06	31,720
25,000,000	c	Kitty Hawk Funding Corp	5.260	10/26/06	24,905
50,000,000	c	Kitty Hawk Funding Corp	5.375	10/27/06	49,803
30,000,000	c	Kitty Hawk Funding Corp	5.270	11/10/06	29,822
25,000,000	c	Kitty Hawk Funding Corp	5.250	12/19/06	24,714
3,830,000	c	Kitty Hawk Funding Corp	5.300	02/15/07	3,754
30,000,000	c	Links Finance LLC	5.320	10/06/06	29,973
50,000,000	c	Links Finance LLC	5.270	12/07/06	49,516
20,000,000	c	Links Finance LLC	5.270	12/08/06	19,804
48,445,000	c	Links Finance LLC	5.260	12/18/06	47,899
43,000,000	c	Links Finance LLC	5.315	02/08/07	42,192
3,560,000		Lloyds TSB Group plc	5.240	10/11/06	3,555
22,826,000		Merrill Lynch & Co, Inc	5.280	10/02/06	22,819
25,000,000		Merrill Lynch & Co, Inc	5.210	10/16/06	24,942
25,000,000		Merrill Lynch & Co, Inc	5.210	10/17/06	24,938
35,000,000		Merrill Lynch & Co, Inc	5.240	12/01/06	34,693
50,000,000		Merrill Lynch & Co, Inc	5.240	12/05/06	49,532
22,350,000		Merrill Lynch & Co, Inc	5.240	12/08/06	22,131
16,520,000		Morgan Stanley Dean Witter	5.250	10/19/06	16,474
25,000,000		Morgan Stanley Dean Witter	5.250	10/20/06	24,927

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 12,950,000		Morgan Stanley Dean Witter	5.250%	10/26/06	$12,901
50,000,000	c	Nestle Capital Corp	5.310	10/05/06	49,964
8,600,000	c	Nestle Capital Corp	5.225	11/02/06	8,560
35,000,000	c	Nestle Capital Corp	5.215	11/06/06	34,812
34,768,000	c	Nestle Capital Corp	5.220	11/29/06	34,480
46,000,000	c	Nestle Capital Corp	5.310	12/01/06	45,599
70,000,000		Paccar Financial Corp	5.350	10/12/06	69,881
11,200,000		Paccar Financial Corp	5.370	10/20/06	11,168
5,214,000		Paccar Financial Corp	5.230	11/09/06	5,185
3,850,000		Paccar Financial Corp	5.240	11/14/06	3,825
44,235,000		Paccar Financial Corp	5.240	11/15/06	43,952
20,000,000		Paccar Financial Corp	5.250	11/30/06	19,829
6,269,000		Paccar Financial Corp	5.250	12/01/06	6,214
17,980,000		Paccar Financial Corp	5.240	12/13/06	17,792
50,000,000	c	Park Avenue Receivables Corp	5.260	10/03/06	49,978
30,000,000	c	Park Avenue Receivables Corp	5.260	10/05/06	29,978
16,533,000	c	Park Avenue Receivables Corp	5.260	10/06/06	16,518
2,100,000	c	Park Avenue Receivables Corp	5.250	10/11/06	2,097
16,000,000	c	Park Avenue Receivables Corp	5.260	10/13/06	15,970
11,500,000	c	Park Avenue Receivables Corp	5.260	10/18/06	11,470
22,400,000	c	Park Avenue Receivables Corp	5.250	10/20/06	22,335
35,672,000	c	Park Avenue Receivables Corp	5.250	10/26/06	35,537
3,099,000	c	Park Avenue Receivables Corp	5.260	10/31/06	3,085
12,902,000	c	Park Avenue Receivables Corp	5.260	11/13/06	12,819
15,775,000	c	Preferred Receivables Funding Corp	5.260	10/03/06	15,768
50,000,000	c	Preferred Receivables Funding Corp	5.250	10/04/06	49,971
18,335,000	c	Preferred Receivables Funding Corp	5.260	10/18/06	18,287
49,383,000	c	Preferred Receivables Funding Corp	5.260	10/19/06	49,248
29,800,000	c	Preferred Receivables Funding Corp	5.270	10/31/06	29,665
34,000,000	c	Preferred Receivables Funding Corp	5.250	11/17/06	33,762
19,000,000	c	Private Export Funding Corp	5.370	10/04/06	18,989
24,000,000	c	Private Export Funding Corp	5.260	10/16/06	23,944
10,000,000	c	Private Export Funding Corp	5.305	10/17/06	9,975
20,000,000	c	Private Export Funding Corp	5.245	10/31/06	19,910
10,000,000	c	Private Export Funding Corp	5.406	11/02/06	9,954
20,000,000	c	Private Export Funding Corp	5.250	11/03/06	19,903
22,000,000	c	Private Export Funding Corp	5.235	01/10/07	21,679
43,775,000	c	Private Export Funding Corp	5.260	01/17/07	43,091
20,000,000	c	Private Export Funding Corp	5.230	01/18/07	19,684
12,323,000	c	Private Export Funding Corp	5.225	03/06/07	12,045
50,000,000		Rabobank USA Finance Corp	5.350	10/31/06	49,776
27,000,000	c	Ranger Funding Co LLC	5.260	10/12/06	26,953
22,515,000	c	Ranger Funding Co LLC	5.250	10/25/06	22,433
50,000,000	c	Ranger Funding Co LLC	5.250	10/26/06	49,810
25,000,000	c	Ranger Funding Co LLC	5.260	11/03/06	24,876
5,509,000	c	Ranger Funding Co LLC	5.260	11/06/06	5,479
9,000,000	c	Ranger Funding Co LLC	5.260	11/07/06	8,950
20,300,000	c	Ranger Funding Co LLC	5.255	11/08/06	20,184
22,100,000	c	Ranger Funding Co LLC	5.260	12/11/06	21,873
19,258,000	c	Ranger Funding Co LLC	5.230	12/26/06	19,019
50,000,000		Royal Bank of Scotland plc	5.330	10/03/06	49,978
25,500,000	c	Scaldis Capital LLC	5.275	10/16/06	25,440
9,739,000	c	Scaldis Capital LLC	5.240	10/17/06	9,715
5,831,000	c	Scaldis Capital LLC	5.400	10/19/06	5,815
21,266,000	c	Scaldis Capital LLC	5.270	10/20/06	21,205
10,000,000	c	Scaldis Capital LLC	5.380	10/27/06	9,961

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 30,000,000	c	Scaldis Capital LLC	5.300%	11/15/06	$29,807
1,325,000	c	Scaldis Capital LLC	5.150	11/20/06	1,315
37,514,000	c	Scaldis Capital LLC	5.255	11/27/06	37,198
7,800,000	c	Scaldis Capital LLC	5.420	12/18/06	7,712
1,812,000	c	Scaldis Capital LLC	5.230	12/27/06	1,789
9,555,000	c	Scaldis Capital LLC	5.270	01/25/07	9,394
3,500,000	c	Scaldis Capital LLC	5.250	02/21/07	3,428
9,000,000	c	Sedna Finance, Inc	5.250	10/03/06	8,996
29,500,000	c	Sedna Finance, Inc	5.400	10/25/06	29,396
30,000,000	c	Sedna Finance, Inc	5.300	11/15/06	29,808
40,000,000	c	Sedna Finance, Inc	5.270	11/16/06	39,733
20,000,000	c	Sedna Finance, Inc	5.285	11/30/06	19,827
35,000,000	c	Sedna Finance, Inc	5.270	12/08/06	34,656
29,900,000	c	Sedna Finance, Inc	5.200	03/21/07	29,164
25,000,000	c	Sheffield Receivables Corp	5.260	10/04/06	24,985
35,990,000	c	Sheffield Receivables Corp	5.260	10/05/06	35,964
22,500,000	c	Sheffield Receivables Corp	5.260	10/16/06	22,447
3,498,000	c	Sheffield Receivables Corp	5.265	10/17/06	3,490
8,000,000	c	Sheffield Receivables Corp	5.260	10/18/06	7,979
18,425,000	c	Sheffield Receivables Corp	5.260	10/19/06	18,374
25,000,000	c	Sheffield Receivables Corp	5.270	11/01/06	24,883
25,000,000	c	Sheffield Receivables Corp	5.270	11/09/06	24,854
10,000,000	c	Sigma Finance, Inc	4.970	10/04/06	9,994
4,000,000		Sigma Finance, Inc	5.360	10/11/06	3,994
41,000,000	c	Sigma Finance, Inc	5.370	10/12/06	40,929
5,000,000	c	Sigma Finance, Inc	5.280	10/17/06	4,988
20,000,000	c	Sigma Finance, Inc	5.380	10/20/06	19,942
34,000,000	c	Sigma Finance, Inc	5.330	11/03/06	33,835
25,000,000	c	Sigma Finance, Inc	5.140	11/30/06	24,784
30,000,000	c	Sigma Finance, Inc	5.400	12/12/06	29,688
3,483,000		Societe Generale North America, Inc	4.825	10/06/06	3,480
5,500,000		Societe Generale North America, Inc	5.310	10/10/06	5,492
33,000,000		Societe Generale North America, Inc	5.380	10/19/06	32,911
14,000,000		Societe Generale North America, Inc	5.390	11/20/06	13,898
9,000,000		Societe Generale North America, Inc	4.820	11/21/06	8,933
600,000		Societe Generale North America, Inc	5.220	12/21/06	593
14,000,000		Societe Generale North America, Inc	5.265	12/27/06	13,825
29,500,000		Societe Generale North America, Inc	5.250	01/08/07	29,080
42,200,000		Societe Generale North America, Inc	5.245	01/19/07	41,532
25,570,000		Swedish Export Credit Corp	5.370	10/03/06	25,559
26,575,000		Swedish Export Credit Corp	5.230	10/11/06	26,532
70,000,000		Swedish Export Credit Corp	5.230	11/07/06	69,614
43,715,000		Swedish Export Credit Corp	5.230	11/08/06	43,467
2,000,000		Swedish Export Credit Corp	5.240	11/20/06	1,985
23,900,000		Swedish Export Credit Corp	5.230	12/14/06	23,647
25,000,000	c	Toronto-Dominion Holdings USA, Inc	4.810	10/03/06	24,989
1,500,000		Toronto-Dominion Holdings USA, Inc	4.800	10/27/06	1,494
16,000,000		Toronto-Dominion Holdings USA, Inc	5.250	12/15/06	15,828
33,000,000		Toronto-Dominion Holdings USA, Inc	5.230	12/27/06	32,588
50,000,000		Toronto-Dominion Holdings USA, Inc	5.195	01/29/07	49,136
25,000,000		Toronto-Dominion Holdings USA, Inc	5.303	02/14/07	24,511
14,500,000		Toyota Motor Credit Corp	5.245	10/24/06	14,450
21,000,000		Toyota Motor Credit Corp	5.260	11/16/06	20,860
30,000,000		Toyota Motor Credit Corp	5.260	11/20/06	29,781
25,000,000		Toyota Motor Credit Corp	5.260	11/21/06	24,814
50,000,000		Toyota Motor Credit Corp	5.260	11/27/06	49,586

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 10,200,000		Toyota Motor Credit Corp	5.230%	12/22/06	$10,076
13,300,000		UBS Finance, (Delaware), Inc	5.255	10/04/06	13,292
33,000,000		UBS Finance, (Delaware), Inc	5.380	10/06/06	32,971
19,435,000		UBS Finance, (Delaware), Inc	5.255	10/24/06	19,368
14,000,000		UBS Finance, (Delaware), Inc	5.250	11/01/06	13,939
14,200,000		UBS Finance, (Delaware), Inc	5.250	11/10/06	14,115
250,000		UBS Finance, (Delaware), Inc	5.250	11/16/06	248
20,000,000		UBS Finance, (Delaware), Inc	5.250	12/19/06	19,773
20,000,000		UBS Finance, (Delaware), Inc	5.220	12/28/06	19,739
16,000,000		UBS Finance, (Delaware), Inc	5.185	02/28/07	15,651
10,000,000	c	Variable Funding Capital Corp	5.260	10/13/06	9,982
10,000,000	c	Variable Funding Capital Corp	5.255	10/27/06	9,962
35,000,000	c	Variable Funding Capital Corp	5.260	10/31/06	34,841
31,600,000	c	Wal-Mart Stores, Inc	5.220	10/17/06	31,522
44,960,000	c	Wal-Mart Stores, Inc	5.210	10/24/06	44,804
86,840,000	c	Wal-Mart Stores, Inc	5.220	12/05/06	86,033
9,600,000	c	Wal-Mart Stores, Inc	5.220	12/12/06	9,501
28,000,000	c	Wal-Mart Stores, Inc	5.220	12/19/06	27,683
20,245,000	c	Yorktown Capital, LLC	5.265	10/02/06	20,239
10,344,000	c	Yorktown Capital, LLC	5.260	10/18/06	10,317
18,322,000	c	Yorktown Capital, LLC	5.270	10/20/06	18,268
23,103,000	c	Yorktown Capital, LLC	5.260	10/25/06	23,020
5,000,000	c	Yorktown Capital, LLC	5.260	10/30/06	4,978
74,412,000	c	Yorktown Capital, LLC	5.260	11/02/06	74,056
4,500,000	c	Yorktown Capital, LLC	5.250	11/03/06	4,478
35,000,000	c	Yorktown Capital, LLC	5.260	11/09/06	34,795
9,000,000	c	Yorktown Capital, LLC	5.090	11/10/06	8,947
		TOTAL COMMERCIAL PAPER			7,736,503

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 1.89%
178,000		Federal Home Loan Bank (FHLB)	5.140	11/15/06	177
164,000		Federal Home Loan Bank (FHLB)	5.140	11/17/06	163
169,000		Federal Home Loan Bank (FHLB)	5.140	11/22/06	168
13,805,000		Federal Home Loan Bank (FHLB)	5.155	11/24/06	13,699
259,000		Federal Home Loan Bank (FHLB)	5.350	12/13/06	256
2,199,000		Federal Home Loan Mortgage Corp (FHLMC)	5.120	10/24/06	2,192
4,685,000		Federal Home Loan Mortgage Corp (FHLMC)	5.280	11/01/06	4,665
880,000		Federal Home Loan Mortgage Corp (FHLMC)	5.350	11/28/06	873
7,100,000		Federal Home Loan Mortgage Corp (FHLMC)	5.150	12/04/06	7,037
3,616,000		Federal Home Loan Mortgage Corp (FHLMC)	5.180	12/26/06	3,573
20,000,000		Federal Home Loan Mortgage Corp (FHLMC)	5.115	12/29/06	19,753
9,305,000		Federal Home Loan Mortgage Corp (FHLMC)	5.145	01/09/07	9,176
30,000,000		Federal National Mortgage Association (FNMA)	5.230	10/02/06	29,991
8,155,000		Federal National Mortgage Association (FNMA)	5.095	10/11/06	8,143
36,184,000		Federal National Mortgage Association (FNMA)	5.145	11/01/06	36,027
1,405,000		Federal National Mortgage Association (FNMA)	5.300	12/01/06	1,393
21,190,000		Federal National Mortgage Association (FNMA)	5.160	12/11/06	20,981
4,800,000		Federal National Mortgage Association (FNMA)	5.154	12/28/06	4,741
9,725,000		Federal National Mortgage Association (FNMA)	5.160	01/24/07	9,569
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			172,577

VARIABLE NOTES - 2.61% (i)
17,890,000		International Business Machines Corp	5.364	06/28/07	17,899
20,000,000		National City Bank	5.231	05/11/07	19,991
19,000,000		National City Bank of Indiana	5.428	06/04/07	19,009
22,000,000		Paccar Financial Corp	5.310	12/20/06	22,003

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 50,000,000		Suntrust Bank	5.300%	05/01/07	$50,005
35,000,000		Suntrust Bank	5.181	09/27/07	35,002
50,000,000		Toyota Motor Credit Corp	5.270	10/10/06	50,000
25,000,000		Wachovia Bank NA	5.280	12/04/06	25,001
		TOTAL VARIABLE NOTES			238,910

		TOTAL SHORT-TERM INVESTMENTS			9,117,188
		(Cost $9,117,418)

		TOTAL PORTFOLIO - 99.73%			9,117,188
		(Cost $9,117,418)
		OTHER ASSETS & LIABILITIES, NET - 0.27%			24,931

		NET ASSETS - 100.00%			$9,142,119

	The following abbreviations are used in portfolio descriptions:
	LLC	Limited Liability Company
	Lp	Limited Partnership
	plc	Public Limited Company

	c	Commercial Paper issued under the private placement exemption under Section 4(2)
		of the Securities Act of 1933.
	i	Floating rate or variable rate securities reflects the rate as of September 30, 2006.

		Cost amounts are in thousands.

Item 2. Controls and Procedures.

     (a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

     (b) Changes in internal controls. There were no changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date: November 29, 2006	By: /s/ Herbert M. Allison. Jr.
Herbert M. Allison, Jr.
President and Chief Executive Officer

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 29, 2006	By: /s/ Herbert M. Allison. Jr.
Herbert M. Allison, Jr.
President and Chief Executive Officer
(principal executive officer)

Date: November 29, 2006	By: /s/ Georganne C. Proctor
Georganne C. Proctor
Executive Vice President and
Chief Financial Officer,
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)